UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following thirteen semiannual reports to shareholders, including forty-eight funds, for the period ended February 28, 2022:

• MULTIMANAGER LIFETIME PORTFOLIOS:	• MULTI-INDEX LIFETIME PORTFOLIOS:
Multimanager 2010 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Multimanager 2015 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio
Multimanager 2020 Lifetime Portfolio	Multi-Index 2020 Lifetime Portfolio
Multimanager 2025 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Multimanager 2030 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio
Multimanager 2035 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio
Multimanager 2040 Lifetime Portfolio	Multi-Index 2040 Lifetime Portfolio
Multimanager 2045 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Multimanager 2050 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio
Multimanager 2055 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio
Multimanager 2060 Lifetime Portfolio	Multi-Index 2060 Lifetime Portfolio
Multimanager 2065 Lifetime Portfolio	Multi-Index 2065 Lifetime Portfolio
• MULTI-INDEX PRESERVATION PORTFOLIOS:	• Alternative Asset Allocation Fund
Multi-Index Income Preservation Portfolio	• Global Equity Fund
Multi-Index 2025 Preservation Portfolio	• Blue Chip Growth Fund
Multi-Index 2030 Preservation Portfolio	• Equity Income Fund
Multi-Index 2035 Preservation Portfolio	• Small Cap Value Fund
Multi-Index 2040 Preservation Portfolio	• Fundamental Global Franchise Fund

Multi-Index 2045 Preservation Portfolio	• Small Cap Growth Fund
Multi-Index 2050 Preservation Portfolio	• International Small Company Fund
Multi-Index 2055 Preservation Portfolio	• Real Estate Securities Fund
Multi-Index 2060 Preservation Portfolio
Multi-Index 2065 Preservation Portfolio

•MULTI-INDEX LIFESTYLE PORTFOLIOS:

Multi-Index Lifestyle Aggressive Portfolio Multi-Index Lifestyle Balanced Portfolio

Multi-Index Lifestyle Conservative Portfolio Multi-Index Lifestyle Growth Portfolio

Multi-Index Lifestyle Moderate Portfolio

Semiannual report
John Hancock
Multimanager Lifetime Portfolios
Target date
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. and international stock markets largely posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
The global bond markets continued to decline as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. The conflict between Russia and Ukraine halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios’ strategy at a glance
3	Portfolio summary
4	Multimanager 2065 Lifetime Portfolio
5	Multimanager 2060 Lifetime Portfolio
6	Multimanager 2055 Lifetime Portfolio
7	Multimanager 2050 Lifetime Portfolio
8	Multimanager 2045 Lifetime Portfolio
9	Multimanager 2040 Lifetime Portfolio
10	Multimanager 2035 Lifetime Portfolio
11	Multimanager 2030 Lifetime Portfolio
12	Multimanager 2025 Lifetime Portfolio
13	Multimanager 2020 Lifetime Portfolio
14	Multimanager 2015 Lifetime Portfolio
15	Multimanager 2010 Lifetime Portfolio
16	Your expenses
21	Portfolios’ investments
33	Financial statements
43	Financial highlights
66	Notes to financial statements
102	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	1

Multimanager Lifetime Portfolios’ strategy at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
■Portfolios with dates further off initially invest more aggressively in stock funds.
■As a portfolio approaches its target date,1 the allocation will gradually migrate to more conservative fixed-income funds.
■Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.
JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
MULTIMANAGER 2065-2010 LIFETIME PORTFOLIOS’ CLASS A SHARE RETURNS (%)

For the six months ended 2/28/2022
Total returns for the portfolios exclude sales charges and assume all distributions are reinvested. The deduction of a class’ maximum sales charge would reduce the performance shown above.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2022
U.S. Stocks	S&P 500 Index	-2.62%
	Russell Midcap Index	-6.15%
	Russell 2000 Index	-9.46%
	FTSE NAREIT All Equity REIT Index	-3.29%
International Stocks	MSCI EAFE Index	-6.78%
	MSCI Emerging Markets Index	-9.81%
	MSCI EAFE Small Cap Index	-11.70%
Fixed Income	Bloomberg U.S. Aggregate Bond Index	-4.07%
	ICE Bank of America U.S. High Yield Index	-2.96%
	JPMorgan Global Government Bonds Unhedged Index	-5.75%
Market index total returns are included here as broad measures of market performance.
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

Multimanager 2065 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2065 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2060+ Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2065 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.0
Equity	85.9
Large blend	27.7
U.S. large cap	27.2
U.S. mid cap	10.8
International equity	9.3
Emerging-market equity	7.1
U.S. small cap	2.3
Sector equity	1.5
Fixed income	1.5
High yield bond	0.5
Emerging-market debt	0.5
Multi-sector bond	0.3
Intermediate bond	0.2
Alternative and specialty	3.6
Sector equity	2.3
Absolute return	1.3
Unaffiliated investment companies	7.1
Equity	7.1
U.S. Government	1.9
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1	Class R2[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2
Inception	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20
Average annual total returns
1 year	-1.67	3.87	3.64	3.75	3.90	3.88	3.85	7.38	7.50
Since inception	14.41	18.99	18.77	18.88	19.09	19.08	18.98	18.37	18.93
Cumulative returns
6-months	-11.37	-6.58	-6.66	-6.63	-6.56	-6.57	-6.61	-4.38	-4.81
Since inception	21.33	28.35	28.01	28.18	28.51	28.50	28.33	27.40	28.26
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	5.91	5.61	6.01	5.86	5.56	5.51	5.55
Net (%)	0.99	0.69	1.09	0.84	0.64	0.59	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	For certain types of investors, as described in the portfolio’s prospectuses.
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2060 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2060 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2060+ Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2060 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.8
Equity	85.8
U.S. large cap	27.4
Large blend	27.4
U.S. mid cap	10.9
International equity	9.2
Emerging-market equity	7.0
U.S. small cap	2.4
Sector equity	1.5
Fixed income	1.5
High yield bond	0.5
Emerging-market debt	0.5
Multi-sector bond	0.3
Intermediate bond	0.2
Alternative and specialty	3.5
Sector equity	2.2
Absolute return	1.3
Unaffiliated investment companies	7.1
Equity	7.1
U.S. Government	2.0
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1	Class R2[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	-1.59	3.86	3.48	3.85	3.92	3.97	3.93	7.38	7.50
5 year	9.64	11.10	10.81	11.04	11.16	11.22	11.16	10.71	12.08
Since inception	10.45	11.76	11.48	11.70	11.82	11.88	11.82	11.45	12.93
Cumulative returns
6-months	-11.43	-6.59	-6.78	-6.62	-6.60	-6.55	-6.59	-4.38	-4.81
5 year	58.42	69.23	67.09	68.78	69.71	70.21	69.73	66.33	76.85
Since inception	80.09	93.11	90.27	92.51	93.79	94.39	93.77	89.96	105.47
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.39	1.09	1.49	1.34	1.04	0.99	1.03
Net (%)	0.99	0.69	1.09	0.84	0.64	0.59	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

Multimanager 2055 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2055 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2055 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2055 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.8
Equity	85.8
U.S. large cap	27.6
Large blend	27.3
U.S. mid cap	10.9
International equity	9.2
Emerging-market equity	6.9
U.S. small cap	2.4
Sector equity	1.5
Fixed income	1.5
High yield bond	0.5
Emerging-market debt	0.5
Multi-sector bond	0.3
Intermediate bond	0.2
Alternative and specialty	3.5
Sector equity	2.2
Absolute return	1.3
Unaffiliated investment companies	7.1
Equity	7.1
U.S. Government	2.0
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	-1.60	3.90	3.52	3.85	3.95	4.00	3.88	7.50	7.50
5 year	9.64	11.09	10.70	11.06	11.16	11.22	11.17	10.63	12.08
Since inception	8.11	9.08	8.82	9.10	9.23	9.29	9.23	9.06	10.37
Cumulative returns
6-months	-11.33	-6.59	-6.76	-6.57	-6.61	-6.56	-6.60	-4.35	-4.81
5 year	58.43	69.17	66.24	68.93	69.73	70.16	69.82	65.73	76.85
Since inception	85.67	99.27	95.53	99.57	101.49	102.23	101.36	98.99	118.68
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.04	1.43	1.28	0.98	0.93	0.97
Net (%)	1.01	0.71	1.10	0.85	0.65	0.60	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2050 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2050 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2050 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2050 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.8
Equity	85.8
U.S. large cap	27.5
Large blend	27.4
U.S. mid cap	10.9
International equity	9.2
Emerging-market equity	6.9
U.S. small cap	2.4
Sector equity	1.5
Fixed income	1.5
High yield bond	0.5
Emerging-market debt	0.5
Multi-sector bond	0.3
Intermediate bond	0.2
Alternative and specialty	3.5
Sector equity	2.2
Absolute return	1.3
Unaffiliated investment companies	7.1
Equity	7.1
U.S. Government	2.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-1.61	3.86	3.47	3.72	3.90	4.03	4.00	7.38	7.50
5 year	9.63	11.08	10.64	10.91	11.14	11.21	11.16	10.55	12.08
10-year	9.16	10.10	9.66	9.93	10.16	10.22	10.15	10.09	11.17
Cumulative returns
6-months	-11.37	-6.61	-6.80	-6.68	-6.56	-6.50	-6.55	-4.35	-4.81
5 year	58.36	69.13	65.77	67.86	69.60	70.13	69.71	65.13	76.85
10-year	140.31	161.77	151.40	157.84	163.13	164.52	163.04	161.60	188.23
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.01	1.40	1.25	0.95	0.90	0.94
Net (%)	1.02	0.72	1.11	0.86	0.66	0.61	0.65
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

Multimanager 2045 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2045 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2045 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2045 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.5
Equity	84.3
Large blend	27.1
U.S. large cap	27.0
U.S. mid cap	10.6
International equity	9.2
Emerging-market equity	6.7
U.S. small cap	2.2
Sector equity	1.5
Fixed income	2.2
Emerging-market debt	0.8
High yield bond	0.6
Intermediate bond	0.5
Multi-sector bond	0.3
Alternative and specialty	4.0
Sector equity	2.7
Absolute return	1.3
Unaffiliated investment companies	7.0
Equity	7.0
U.S. Government	2.4
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-1.49	3.96	3.58	3.84	4.09	4.07	4.12	7.18	7.59
5 year	9.67	11.12	10.70	10.96	11.21	11.26	11.22	10.35	12.10
10-year	9.18	9.88	9.67	9.94	10.18	10.22	10.17	9.85	11.18
Cumulative returns
6-months	-11.25	-6.48	-6.64	-6.56	-6.41	-6.45	-6.40	-4.31	-4.73
5 year	58.66	69.44	66.27	68.23	70.11	70.51	70.20	63.66	77.01
10-year	140.57	156.51	151.76	157.97	163.55	164.67	163.49	155.81	188.49
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	0.99	1.39	1.24	0.94	0.89	0.93
Net (%)	0.99	0.69	1.09	0.84	0.64	0.59	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I and Class R2 shares were first offered on 3-27-15 and 3-1-12, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2040 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2040 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2040 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2040 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	88.3
Equity	76.3
Large blend	25.5
U.S. large cap	23.7
International equity	9.2
U.S. mid cap	9.0
Emerging-market equity	5.6
U.S. small cap	1.8
Sector equity	1.5
Fixed income	6.8
Intermediate bond	3.4
Emerging-market debt	1.6
High yield bond	1.3
Multi-sector bond	0.5
Alternative and specialty	5.2
Sector equity	3.7
Absolute return	1.5
Unaffiliated investment companies	7.0
Equity	7.0
U.S. Government	4.6
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-1.34	4.21	3.76	4.10	4.27	4.33	4.29	6.72	7.56
5 year	9.49	10.94	10.51	10.79	11.03	11.08	11.04	10.03	11.87
10-year	9.10	9.80	9.58	9.85	10.09	10.13	10.09	9.53	11.06
Cumulative returns
6-months	-10.93	-6.14	-6.31	-6.16	-6.07	-6.04	-6.00	-4.27	-4.40
5 year	57.36	68.07	64.79	66.95	68.75	69.13	68.79	61.25	75.20
10-year	138.83	154.61	149.71	155.82	161.43	162.54	161.58	148.57	185.53
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.98	1.38	1.23	0.93	0.88	0.92
Net (%)	0.99	0.69	1.09	0.84	0.64	0.59	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I and Class R2 shares were first offered on 3-27-15 and 3-1-12, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

Multimanager 2035 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2035 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2035 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2035 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	87.3
Equity	67.6
Large blend	22.7
U.S. large cap	21.3
International equity	8.7
U.S. mid cap	7.6
Emerging-market equity	4.6
U.S. small cap	1.4
Sector equity	1.3
Fixed income	13.1
Intermediate bond	7.0
Emerging-market debt	2.4
High yield bond	2.2
Multi-sector bond	1.5
Alternative and specialty	6.6
Sector equity	5.0
Absolute return	1.6
Unaffiliated investment companies	6.1
Equity	6.1
U.S. Government	6.5
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-1.16	4.29	3.90	4.16	4.34	4.49	4.35	5.99	7.25
5 year	8.93	10.36	9.95	10.22	10.44	10.51	10.45	9.43	11.26
10-year	8.76	9.45	9.24	9.50	9.74	9.79	9.73	9.05	10.66
Cumulative returns
6-months	-10.37	-5.57	-5.77	-5.61	-5.56	-5.52	-5.55	-4.17	-4.10
5 year	53.39	63.70	60.67	62.64	64.30	64.84	64.38	56.95	70.49
10-year	131.57	146.65	142.08	147.77	153.19	154.44	153.06	137.86	175.49
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.98	1.38	1.23	0.93	0.88	0.92
Net (%)	1.00	0.70	1.10	0.85	0.65	0.60	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I and Class R2 shares were first offered on 3-27-15 and 3-1-12, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2030 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2030 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2030 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2030 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	85.8
Equity	57.3
Large blend	19.9
U.S. large cap	16.8
International equity	8.7
U.S. mid cap	6.1
Emerging-market equity	3.6
Sector equity	1.2
U.S. small cap	1.0
Fixed income	20.4
Intermediate bond	8.3
Multi-sector bond	3.5
Emerging-market debt	3.2
High yield bond	2.8
Bank loan	1.7
Short-term bond	0.9
Alternative and specialty	8.1
Sector equity	6.4
Absolute return	1.7
Unaffiliated investment companies	5.3
Equity	5.3
U.S. Government	8.8
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-1.18	4.36	3.90	4.24	4.33	4.48	4.35	4.99	6.83
5 year	8.26	9.71	9.29	9.56	9.77	9.83	9.77	8.59	10.54
10-year	8.24	8.95	8.73	9.00	9.22	9.29	9.22	8.38	10.02
Cumulative returns
6-months	-9.81	-4.92	-5.08	-4.97	-4.95	-4.90	-4.93	-3.94	-3.68
5 year	48.73	58.96	55.88	57.88	59.36	59.80	59.37	50.99	65.06
10-year	120.78	135.57	130.99	136.75	141.48	143.00	141.60	123.52	159.88
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.98	1.37	1.22	0.92	0.87	0.91
Net (%)	0.99	0.69	1.08	0.83	0.63	0.58	0.62
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I and Class R2 shares were first offered on 3-27-15 and 3-1-12, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

Multimanager 2025 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2025 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2025 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2025 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	85.9
Equity	46.2
Large blend	16.8
U.S. large cap	11.7
International equity	8.7
U.S. mid cap	4.6
Emerging-market equity	2.2
U.S. small cap	1.1
Sector equity	1.1
Fixed income	30.2
Intermediate bond	11.7
Multi-sector bond	5.8
Emerging-market debt	3.9
High yield bond	3.5
Short-term bond	2.8
Bank loan	2.5
Alternative and specialty	9.5
Sector equity	7.7
Absolute return	1.8
Unaffiliated investment companies	3.9
Equity	3.9
U.S. Government	10.1
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-1.23	4.29	3.90	4.14	4.34	4.42	4.26	4.11	6.15
5 year	7.43	8.88	8.45	8.69	8.91	8.98	8.91	7.79	9.60
10-year	7.57	8.26	8.06	8.32	8.54	8.59	8.54	7.68	9.21
Cumulative returns
6-months	-9.01	-4.14	-4.28	-4.19	-4.09	-4.03	-4.08	-3.74	-3.19
5 year	43.07	52.98	50.04	51.71	53.19	53.69	53.24	45.53	58.11
10-year	107.39	121.19	117.06	122.46	126.93	128.03	126.96	109.57	141.43
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.98	1.37	1.22	0.92	0.87	0.91
Net (%)	0.98	0.68	1.07	0.82	0.62	0.57	0.61
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I and Class R2 shares were first offered on 3-27-15 and 3-1-12, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2020 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2020 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2020 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2020 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	86.9
Equity	36.1
Large blend	13.6
International equity	8.3
U.S. large cap	7.3
U.S. mid cap	3.5
Emerging-market equity	1.6
Sector equity	1.0
U.S. small cap	0.8
Fixed income	40.5
Intermediate bond	17.8
Multi-sector bond	6.0
Short-term bond	4.7
Emerging-market debt	4.6
High yield bond	4.1
Bank loan	3.3
Alternative and specialty	10.3
Sector equity	8.5
Absolute return	1.8
Unaffiliated investment companies	3.1
Equity	3.1
U.S. Government	9.9
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-1.69	3.84	3.48	3.62	3.81	3.88	3.83	3.20	5.01
5 year	6.35	7.80	7.37	7.63	7.84	7.92	7.85	6.90	8.33
10-year	6.67	7.37	7.15	7.40	7.61	7.68	7.63	6.92	8.14
Cumulative returns
6-months	-8.46	-3.48	-3.68	-3.64	-3.52	-3.47	-3.50	-3.55	-2.83
5 year	36.02	45.61	42.71	44.46	45.83	46.36	45.92	39.62	49.20
10-year	90.71	103.59	99.49	104.27	108.31	109.66	108.63	95.34	118.75
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	0.99	1.39	1.24	0.94	0.89	0.93
Net (%)	0.95	0.65	1.05	0.80	0.60	0.55	0.59
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I and Class R2 shares were first offered on 3-27-15 and 3-1-12, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

Multimanager 2015 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2015 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2015 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2015 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	87.7
Equity	31.7
Large blend	11.8
International equity	8.2
U.S. large cap	7.8
U.S. mid cap	2.4
Emerging-market equity	1.0
U.S. small cap	0.5
Fixed income	47.2
Intermediate bond	21.1
Short-term bond	6.5
Multi-sector bond	6.3
Emerging-market debt	4.8
High yield bond	4.4
Bank loan	4.1
Alternative and specialty	8.8
Sector equity	7.0
Absolute return	1.8
Unaffiliated investment companies	2.5
Equity	2.5
U.S. Government	9.7
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-1.90	3.69	3.30	4.28	3.63	3.68	3.76	3.01	4.47
5 year	5.60	7.04	6.62	7.02	7.06	7.14	7.09	6.54	7.39
10-year	5.92	6.61	6.40	6.74	6.87	6.94	6.88	6.36	7.13
Cumulative returns
6-months	-8.03	-3.02	-3.21	-2.99	-3.08	-3.03	-2.96	-3.37	-2.60
5 year	31.33	40.50	37.81	40.40	40.63	41.15	40.86	37.28	42.82
10-year	77.76	89.58	86.04	91.97	94.29	95.68	94.60	85.24	99.09
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.33	1.03	1.43	1.28	0.98	0.93	0.97
Net (%)	0.93	0.63	1.03	0.78	0.58	0.53	0.57
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I and Class R2 shares were first offered on 3-27-15 and 3-1-12, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2010 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2010 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2010 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2010 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	88.3
Equity	25.6
Large blend	9.8
International equity	7.6
U.S. large cap	6.1
U.S. mid cap	1.5
Emerging-market equity	0.3
U.S. small cap	0.3
Fixed income	53.4
Intermediate bond	23.9
Short-term bond	8.4
Multi-sector bond	6.5
Emerging-market debt	5.0
Bank loan	4.9
High yield bond	4.7
Alternative and specialty	9.3
Sector equity	7.0
Absolute return	2.3
Unaffiliated investment companies	2.1
Equity	2.1
U.S. Government	9.5
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	-2.08	3.29	2.93	3.27	3.47	3.53	3.49	2.30	3.92
5 year	5.01	6.41	6.00	6.26	6.47	6.53	6.48	6.00	6.68
10-year	5.34	6.02	5.81	6.08	6.30	6.35	6.30	5.63	6.33
Cumulative returns
6-months	-7.71	-2.63	-2.88	-2.77	-2.58	-2.62	-2.56	-3.30	-2.37
5 year	27.69	36.42	33.80	35.50	36.84	37.19	36.87	33.81	38.17
10-year	68.29	79.36	75.94	80.47	84.22	85.12	84.24	72.95	84.77
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.37	1.07	1.47	1.32	1.02	0.97	1.01
Net (%)	0.91	0.61	1.01	0.76	0.56	0.51	0.55
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I and Class R2 shares were first offered on 3-27-15 and 3-1-12, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2021 through February 28, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multimanager 2065 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$932.70	$1.96	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	934.20	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	933.40	1.25	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R4	Actual expenses/actual returns	1,000.00	933.70	0.77	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	934.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class R6	Actual expenses/actual returns	1,000.00	934.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	933.90	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$932.30	$1.96	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	934.10	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	932.20	2.44	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	933.80	1.05	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class R5	Actual expenses/actual returns	1,000.00	934.00	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	934.50	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	934.10	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$933.20	$1.97	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	934.10	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	932.40	2.44	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	934.30	0.77	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	933.90	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	934.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	934.00	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$932.90	$1.96	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	933.90	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	932.00	2.44	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	933.20	1.20	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual expenses/actual returns	1,000.00	934.40	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	935.00	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	934.50	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multimanager 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$934.10	$1.97	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	935.20	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	933.60	2.45	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	934.40	1.25	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	935.90	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual expenses/actual returns	1,000.00	935.50	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	936.00	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$937.50	$1.97	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	938.60	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	936.90	2.45	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	938.40	1.25	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	939.30	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	939.60	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	940.00	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$943.60	$1.98	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	944.30	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	942.30	2.46	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	943.90	0.96	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Class R5	Actual expenses/actual returns	1,000.00	944.40	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual expenses/actual returns	1,000.00	944.80	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	944.50	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multimanager 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$949.70	$1.98	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	950.80	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	949.20	2.46	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	950.30	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	950.50	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	951.00	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.70	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$957.70	$1.99	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	958.60	0.53	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	957.20	2.52	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Class R4	Actual expenses/actual returns	1,000.00	958.10	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	959.10	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual expenses/actual returns	1,000.00	959.70	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	959.20	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$963.30	$2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	965.20	0.54	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	963.20	2.43	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	963.60	1.27	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	964.80	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	965.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	965.00	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multimanager 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$967.90	$2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	969.80	0.54	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	967.90	2.49	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	970.10	0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	969.20	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	969.70	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	970.40	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$971.90	$2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	973.70	0.54	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	971.20	2.44	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	972.30	1.27	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	974.20	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	973.80	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	974.40	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LLC	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.0%
Equity - 85.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	27,475	$1,316,895
Capital Appreciation, Class NAV, JHF II (Jennison)	56,955	816,728
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	68,956	688,177
Disciplined Value, Class NAV, JHF III (Boston Partners)	42,794	997,535
Disciplined Value International, Class NAV, JHIT (Boston Partners)	64,489	907,361
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	149,308	1,633,433
Equity Income, Class NAV, JHF II (T. Rowe Price)	70,294	1,507,107
Financial Industries, Class NAV, JHIT II (MIM US) (B)	17,810	344,088
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	13,175	918,142
International Dynamic Growth, Class NAV, JHIT (Axiom)	24,707	270,545
International Growth, Class NAV, JHF III (Wellington)	16,387	502,438
International Small Company, Class NAV, JHF II (DFA)	41,221	458,784
Mid Cap Growth, Class NAV, JHIT (Wellington)	66,612	1,151,729
Mid Value, Class NAV, JHF II (T. Rowe Price)	70,455	1,326,667
Small Cap Growth, Class NAV, JHF II (Redwood)	13,940	243,803
Small Cap Value, Class NAV, JHF II (Wellington)	12,900	284,836
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	528,480	6,352,330
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	3,677	56,958
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,869	114,696
High Yield, Class NAV, JHBT (MIM US) (B)	34,756	114,696
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	5,355	57,348
Alternative and specialty - 3.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	30,290	295,938
Health Sciences, Class NAV, JHF II (T. Rowe Price)	69,654	344,088
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	100,611	172,044

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $23,745,765)		$20,876,366
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity 500 Index Fund	692	105,199
Fidelity Emerging Markets Index Fund	35,324	406,574
Fidelity International Index Fund	3,290	151,123
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Mid Cap Index Fund	19,386	$570,339
Fidelity Small Cap Index Fund	15,975	402,399

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,699,228)		$1,635,634
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$81,000	42,782
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	229,000	127,591
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	319,000	171,048
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	150,000	84,018

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $437,055)		$425,439
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	34,940	34,940

TOTAL SHORT-TERM INVESTMENTS (Cost $34,940)		$34,940
Total investments (Cost $25,916,988) - 100.1%		$22,972,379
Other assets and liabilities, net - (0.1%)		(22,519)
TOTAL NET ASSETS - 100.0%		$22,949,860
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 85.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	242,835	$11,639,074
Capital Appreciation, Class NAV, JHF II (Jennison)	502,207	7,201,650
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	609,448	6,082,292
Disciplined Value, Class NAV, JHF III (Boston Partners)	373,794	8,713,145
Disciplined Value International, Class NAV, JHIT (Boston Partners)	555,691	7,818,566
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,274,329	13,941,161
Equity Income, Class NAV, JHF II (T. Rowe Price)	620,989	13,314,013
Financial Industries, Class NAV, JHIT II (MIM US) (B)	156,861	3,030,559
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	116,441	8,114,792
International Dynamic Growth, Class NAV, JHIT (Axiom)	214,344	2,347,064
International Growth, Class NAV, JHF III (Wellington)	140,478	4,307,053
International Small Company, Class NAV, JHF II (DFA)	358,243	3,987,249
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington)	577,695	$9,988,340
Mid Value, Class NAV, JHF II (T. Rowe Price)	622,700	11,725,443
Small Cap Growth, Class NAV, JHF II (Redwood)	122,620	2,144,616
Small Cap Value, Class NAV, JHF II (Wellington)	114,015	2,517,461
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,574,579	54,986,441
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	32,499	503,411
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	119,648	989,491
High Yield, Class NAV, JHBT (MIM US) (B)	307,186	1,013,715
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	47,238	505,914
Alternative and specialty - 3.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	260,040	2,540,587
Health Sciences, Class NAV, JHF II (T. Rowe Price)	615,617	3,041,146
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	876,544	1,498,891

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $181,962,250)		$181,952,074
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity 500 Index Fund	6,062	921,919
Fidelity Emerging Markets Index Fund	303,070	3,488,331
Fidelity International Index Fund	28,247	1,297,683
Fidelity Mid Cap Index Fund	170,744	5,023,274
Fidelity Small Cap Index Fund	141,188	3,556,519

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,052,442)		$14,287,726
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	4,248	3,165

TOTAL COMMON STOCKS (Cost $1,807)		$3,165
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$776,000	409,865
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	2,192,600	1,221,647
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	3,045,000	1,632,731
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	1,436,500	804,608

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,150,610)		$4,068,851
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	89,649	89,649
22	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $89,649)	$89,649
Total investments (Cost $200,256,758) - 100.0%	$200,401,465
Other assets and liabilities, net - 0.0%	4,954
TOTAL NET ASSETS - 100.0%	$200,406,419
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 85.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	410,420	$19,671,421
Capital Appreciation, Class NAV, JHF II (Jennison)	848,128	12,162,158
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,034,703	10,326,338
Disciplined Value, Class NAV, JHF III (Boston Partners)	637,883	14,869,056
Disciplined Value International, Class NAV, JHIT (Boston Partners)	945,047	13,296,811
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,140,333	23,415,238
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,054,909	22,617,257
Financial Industries, Class NAV, JHIT II (MIM US) (B)	266,587	5,150,461
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	196,279	13,678,660
International Dynamic Growth, Class NAV, JHIT (Axiom)	360,439	3,946,812
International Growth, Class NAV, JHF III (Wellington)	235,943	7,234,023
International Small Company, Class NAV, JHF II (DFA)	607,373	6,760,060
Mid Cap Growth, Class NAV, JHIT (Wellington)	982,749	16,991,736
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,059,311	19,946,820
Small Cap Growth, Class NAV, JHF II (Redwood)	208,595	3,648,329
Small Cap Value, Class NAV, JHF II (Wellington)	193,958	4,282,596
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,709,515	92,668,373
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	55,138	854,084
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	202,504	1,674,708
High Yield, Class NAV, JHBT (MIM US) (B)	521,311	1,720,327
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	80,092	857,781
Alternative and specialty - 3.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	442,638	4,324,575
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,043,069	$5,152,761
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,482,976	2,535,889

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $302,345,153)		$307,786,274
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity 500 Index Fund	10,206	1,552,098
Fidelity Emerging Markets Index Fund	509,934	5,869,343
Fidelity International Index Fund	47,596	2,186,547
Fidelity Mid Cap Index Fund	287,941	8,471,232
Fidelity Small Cap Index Fund	240,183	6,050,197

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,607,443)		$24,129,417
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	12,063	8,987

TOTAL COMMON STOCKS (Cost $5,131)		$8,987
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$1,319,000	696,664
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	3,722,700	2,074,169
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	5,170,000	2,772,157
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	2,439,500	1,366,405

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,059,166)		$6,909,395
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	139,985	139,985

TOTAL SHORT-TERM INVESTMENTS (Cost $139,985)		$139,985
Total investments (Cost $333,156,878) - 100.0%		$338,974,058
Other assets and liabilities, net - 0.0%		6,359
TOTAL NET ASSETS - 100.0%		$338,980,417
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 85.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	682,842	$32,728,637
Capital Appreciation, Class NAV, JHF II (Jennison)	1,412,351	20,253,110
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,731,990	17,285,257
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	23

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,075,573	$25,071,604
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,582,061	22,259,601
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,590,162	39,276,375
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,763,704	37,813,804
Financial Industries, Class NAV, JHIT II (MIM US) (B)	445,629	8,609,559
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	327,421	22,817,995
International Dynamic Growth, Class NAV, JHIT (Axiom)	600,464	6,575,083
International Growth, Class NAV, JHF III (Wellington)	395,704	12,132,284
International Small Company, Class NAV, JHF II (DFA)	1,019,291	11,344,704
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,641,716	28,385,272
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,769,620	33,321,942
Small Cap Growth, Class NAV, JHF II (Redwood)	348,472	6,094,781
Small Cap Value, Class NAV, JHF II (Wellington)	324,046	7,154,944
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,905,538	155,124,567
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	92,359	1,430,643
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	341,763	2,826,377
High Yield, Class NAV, JHBT (MIM US) (B)	872,993	2,880,876
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	134,495	1,440,438
Alternative and specialty - 3.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	734,834	7,179,331
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,739,664	8,593,942
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,467,688	4,219,746

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $490,624,169)		$514,820,872
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity 500 Index Fund	17,062	2,594,572
Fidelity Emerging Markets Index Fund	859,421	9,891,931
Fidelity International Index Fund	80,128	3,681,097
Fidelity Mid Cap Index Fund	483,661	14,229,315
Fidelity Small Cap Index Fund	401,241	10,107,266

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,455,412)		$40,504,181
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	24,454	18,218
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $10,402)		$18,218
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$2,213,000	$1,168,854
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	6,247,000	3,480,629
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	8,676,000	4,652,077
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	4,093,400	2,292,782

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,853,588)		$11,594,342
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	217,691	217,691

TOTAL SHORT-TERM INVESTMENTS (Cost $217,691)		$217,691
Total investments (Cost $542,161,262) - 100.0%		$567,155,304
Other assets and liabilities, net - 0.0%		1,901
TOTAL NET ASSETS - 100.0%		$567,157,205
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 84.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,096,419	$52,551,371
Capital Appreciation, Class NAV, JHF II (Jennison)	2,261,828	32,434,618
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,845,701	28,400,097
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,737,395	40,498,671
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,592,335	36,474,147
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,664,205	61,966,407
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,848,215	61,065,734
Financial Industries, Class NAV, JHIT II (MIM US) (B)	728,115	14,067,191
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	516,367	35,985,643
International Dynamic Growth, Class NAV, JHIT (Axiom)	983,673	10,771,223
International Growth, Class NAV, JHF III (Wellington)	648,276	19,876,130
International Small Company, Class NAV, JHF II (DFA)	1,667,487	18,559,131
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,619,193	45,285,848
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,823,268	53,162,141
Small Cap Growth, Class NAV, JHF II (Redwood)	550,086	9,621,006
24	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Value, Class NAV, JHF II (Wellington)	511,536	$11,294,719
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,930,885	251,589,236
Fixed income - 2.2%
Bond, Class NAV, JHSB (MIM US) (B)	292,037	4,523,648
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	944,449	7,810,591
High Yield, Class NAV, JHBT (MIM US) (B)	1,721,218	5,680,019
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	220,171	2,358,036
Alternative and specialty - 4.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,203,865	11,761,758
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	381,107	4,733,349
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,851,860	14,088,188
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	4,039,454	6,907,467

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $718,740,978)		$841,466,369
UNAFFILIATED INVESTMENT COMPANIES - 7.0%
Equity - 7.0%
Fidelity 500 Index Fund	26,945	4,097,459
Fidelity Emerging Markets Index Fund	1,357,309	15,622,628
Fidelity International Index Fund	131,655	6,048,243
Fidelity Mid Cap Index Fund	784,728	23,086,710
Fidelity Small Cap Index Fund	654,288	16,481,524

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $62,520,370)		$65,336,564
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	45,339	33,778

TOTAL COMMON STOCKS (Cost $19,285)		$33,778
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$4,220,000	2,228,903
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	11,912,500	6,637,264
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	16,543,000	8,870,367
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	7,805,000	4,371,712

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,538,351)		$22,108,246
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	919,786	919,786
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $919,786)	$919,786
Total investments (Cost $804,738,770) - 100.0%	$929,864,743
Other assets and liabilities, net - (0.0%)	(6,026)
TOTAL NET ASSETS - 100.0%	$929,858,717
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.3%
Equity - 76.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,089,194	$52,205,071
Capital Appreciation, Class NAV, JHF II (Jennison)	2,200,810	31,559,612
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,046,810	20,427,166
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,670,205	38,932,474
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,434,188	34,249,025
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,116,141	55,970,583
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,847,435	61,049,011
Financial Industries, Class NAV, JHIT II (MIM US) (B)	776,975	15,011,149
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	411,246	4,971,968
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	495,388	34,523,596
Global Equity, Class NAV, JHF II (MIM US) (B)	403,435	4,901,735
International Dynamic Growth, Class NAV, JHIT (Axiom)	924,069	10,118,559
International Growth, Class NAV, JHF III (Wellington)	608,625	18,660,447
International Small Company, Class NAV, JHF II (DFA)	1,795,761	19,986,821
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,408,416	41,641,521
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,596,085	48,884,278
Small Cap Growth, Class NAV, JHF II (Redwood)	474,858	8,305,259
Small Cap Value, Class NAV, JHF II (Wellington)	441,582	9,750,140
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,372,786	256,900,886
Fixed income - 6.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,568,043	24,288,986
Core Bond, Class NAV, JHF II (Allspring Investments)	802,923	9,964,272
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,884,309	15,583,235
High Yield, Class NAV, JHBT (MIM US) (B)	4,071,288	13,435,249
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	473,498	5,071,165
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	25

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,538,761	$15,033,693
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,247,912	15,499,072
Health Sciences, Class NAV, JHF II (T. Rowe Price)	3,052,857	15,081,115
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	4,298,137	7,349,814

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $757,720,403)		$889,355,902
UNAFFILIATED INVESTMENT COMPANIES - 7.0%
Equity - 7.0%
Fidelity 500 Index Fund	41,792	6,355,288
Fidelity Emerging Markets Index Fund	1,074,575	12,368,358
Fidelity International Index Fund	238,640	10,963,136
Fidelity Mid Cap Index Fund	798,564	23,493,762
Fidelity Small Cap Index Fund	674,913	17,001,055

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $66,184,643)		$70,181,599
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	49,809	37,108

TOTAL COMMON STOCKS (Cost $21,187)		$37,108
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.6%
U.S. Government - 4.6%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$8,792,000	4,643,725
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	24,814,600	13,825,902
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	34,460,000	18,477,474
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	16,258,900	9,106,884

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $47,005,148)		$46,053,985
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	852,209	852,209

TOTAL SHORT-TERM INVESTMENTS (Cost $852,209)		$852,209
Total investments (Cost $871,783,590) - 100.0%		$1,006,480,803
Other assets and liabilities, net - (0.0%)		(38,995)
TOTAL NET ASSETS - 100.0%		$1,006,441,808
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.3%
Equity - 67.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,134,922	$54,396,810
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation, Class NAV, JHF II (Jennison)	2,264,516	$32,473,166
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,364,428	33,576,987
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,654,539	38,567,315
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,551,825	35,904,182
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,057,670	55,330,909
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,013,459	64,608,567
Financial Industries, Class NAV, JHIT II (MIM US) (B)	779,906	15,067,784
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	610,346	7,379,083
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	445,222	31,027,545
Global Equity, Class NAV, JHF II (MIM US) (B)	724,961	8,808,276
International Dynamic Growth, Class NAV, JHIT (Axiom)	973,393	10,658,656
International Growth, Class NAV, JHF III (Wellington)	633,932	19,436,370
International Small Company, Class NAV, JHF II (DFA)	1,977,739	22,012,235
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,379,173	41,135,900
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,574,901	48,485,381
Small Cap Growth, Class NAV, JHF II (Redwood)	438,241	7,664,836
Small Cap Value, Class NAV, JHF II (Wellington)	407,540	8,998,478
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,508,890	270,556,855
Fixed income - 13.1%
Bond, Class NAV, JHSB (MIM US) (B)	3,319,864	51,424,692
Core Bond, Class NAV, JHF II (Allspring Investments)	2,616,409	32,469,630
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,402,790	28,141,074
High Yield, Class NAV, JHBT (MIM US) (B)	7,805,480	25,758,084
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,685,783	18,054,731
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,958,331	19,132,890
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,946,129	36,590,924
Health Sciences, Class NAV, JHF II (T. Rowe Price)	3,070,035	15,165,975
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	4,320,861	7,388,673

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $891,248,904)		$1,040,216,008
26	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity 500 Index Fund	25,018	$3,804,522
Fidelity Emerging Markets Index Fund	749,719	8,629,269
Fidelity International Index Fund	374,348	17,197,552
Fidelity Mid Cap Index Fund	840,760	24,735,145
Fidelity Small Cap Index Fund	736,524	18,553,044

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $69,019,086)		$72,919,532
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	52,909	39,417

TOTAL COMMON STOCKS (Cost $22,505)		$39,417
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$14,835,000	7,835,493
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	41,870,400	23,328,849
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	58,146,000	31,177,923
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	27,435,100	15,366,861

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $79,383,521)		$77,709,126
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	855,277	855,277

TOTAL SHORT-TERM INVESTMENTS (Cost $855,277)		$855,277
Total investments (Cost $1,040,529,293) - 100.0%		$1,191,739,360
Other assets and liabilities, net - (0.0%)		(12,183)
TOTAL NET ASSETS - 100.0%		$1,191,727,177
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 85.8%
Equity - 57.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,000,412	$47,949,759
Capital Appreciation, Class NAV, JHF II (Jennison)	1,858,436	26,649,979
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,726,680	47,172,266
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,397,666	32,579,594
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,374,849	33,414,124
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,473,171	48,936,492
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,591,353	55,558,617
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	850,918	$16,439,730
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,416,512	17,125,628
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	306,004	21,325,439
Global Equity, Class NAV, JHF II (MIM US) (B)	1,532,995	18,625,895
International Dynamic Growth, Class NAV, JHIT (Axiom)	918,981	10,062,842
International Growth, Class NAV, JHF III (Wellington)	600,737	18,418,599
International Small Company, Class NAV, JHF II (DFA)	2,148,493	23,912,732
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,234,004	38,625,936
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,410,597	45,391,550
Small Cap Growth, Class NAV, JHF II (Redwood)	365,255	6,388,317
Small Cap Value, Class NAV, JHF II (Wellington)	339,605	7,498,482
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,899,900	275,256,795
Fixed income - 20.4%
Bond, Class NAV, JHSB (MIM US) (B)	4,078,082	63,169,490
Core Bond, Class NAV, JHF II (Allspring Investments)	4,074,005	50,558,407
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,402,691	44,680,257
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,835,741	23,082,933
High Yield, Class NAV, JHBT (MIM US) (B)	11,677,514	38,535,796
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,318,466	12,841,861
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,546,353	48,691,439
Alternative and specialty - 8.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,373,193	23,186,092
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,118,930	63,577,107
Health Sciences, Class NAV, JHF II (T. Rowe Price)	3,379,394	16,694,207
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	4,775,093	8,165,409

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,029,214,466)		$1,184,515,774
UNAFFILIATED INVESTMENT COMPANIES - 5.3%
Equity - 5.3%
Fidelity Emerging Markets Index Fund	542,376	6,242,744
Fidelity International Index Fund	478,506	21,982,548
Fidelity Mid Cap Index Fund	857,153	25,217,444
Fidelity Small Cap Index Fund	781,441	19,684,504

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $69,755,277)		$73,127,240
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	27

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	59,458	$44,296

TOTAL COMMON STOCKS (Cost $25,291)		$44,296
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,523,294	3,748,523
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,277,068	4,549,480
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,221,670	2,370,288
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	21,201,000	11,197,863
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	59,848,900	33,345,894
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	83,107,000	44,562,027
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	39,213,400	21,964,085

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $124,412,133)		$121,738,160
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	1,079,226	1,079,226

TOTAL SHORT-TERM INVESTMENTS (Cost $1,079,226)		$1,079,226
Total investments (Cost $1,224,486,393) - 100.0%		$1,380,504,696
Other assets and liabilities, net - (0.0%)		(7,664)
TOTAL NET ASSETS - 100.0%		$1,380,497,032
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 85.9%
Equity - 46.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	553,885	$26,547,703
Capital Appreciation, Class NAV, JHF II (Jennison)	948,039	13,594,880
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,314,444	53,038,156
Disciplined Value, Class NAV, JHF III (Boston Partners)	746,497	17,400,846
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,750,707	24,632,442
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,522,374	27,594,775
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,422,293	30,493,971
Financial Industries, Class NAV, JHIT II (MIM US) (B)	666,065	12,868,378
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,739,894	21,035,318
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	33,922	$2,363,996
Global Equity, Class NAV, JHF II (MIM US) (B)	1,831,377	22,251,235
International Dynamic Growth, Class NAV, JHIT (Axiom)	673,282	7,372,437
International Growth, Class NAV, JHF III (Wellington)	441,499	13,536,365
International Small Company, Class NAV, JHF II (DFA)	1,631,893	18,162,972
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,518,726	26,258,772
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,655,141	31,166,305
Small Cap Growth, Class NAV, JHF II (Redwood)	367,770	6,432,294
Small Cap Value, Class NAV, JHF II (Wellington)	342,595	7,564,505
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,133,648	205,946,448
Fixed income - 30.2%
Bond, Class NAV, JHSB (MIM US) (B)	5,216,844	80,808,910
Core Bond, Class NAV, JHF II (Allspring Investments)	5,001,334	62,066,559
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,867,516	48,524,357
Floating Rate Income, Class NAV, JHF II (Bain Capital)	3,728,114	30,346,848
High Yield, Class NAV, JHBT (MIM US) (B)	13,086,925	43,186,852
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,536,869	34,449,107
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	6,643,616	71,153,122
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,215,671	21,647,109
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	6,067,668	75,360,437
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,653,482	13,108,202
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	3,672,361	6,279,737

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $935,504,824)		$1,055,193,038
UNAFFILIATED INVESTMENT COMPANIES - 3.9%
Equity - 3.9%
Fidelity Emerging Markets Index Fund	441,114	5,077,222
Fidelity International Index Fund	316,417	14,536,203
Fidelity Mid Cap Index Fund	638,250	18,777,309
Fidelity Small Cap Index Fund	377,771	9,516,044

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,460,959)		$47,906,778
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	43,019	32,049

TOTAL COMMON STOCKS (Cost $18,298)		$32,049
28	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.1%
U.S. Government - 10.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$9,512,894	$10,121,013
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	11,547,975	12,283,482
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,994,576	6,395,580
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	18,214,000	9,620,201
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	51,408,100	28,642,950
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	71,389,000	38,278,828
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	33,684,500	18,867,255

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $126,343,106)		$124,209,309
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	1,204,184	1,204,184

TOTAL SHORT-TERM INVESTMENTS (Cost $1,204,184)		$1,204,184
Total investments (Cost $1,109,531,371) - 100.0%		$1,228,545,358
Other assets and liabilities, net - (0.0%)		(57,502)
TOTAL NET ASSETS - 100.0%		$1,228,487,856
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 86.9%
Equity - 36.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	123,049	$5,897,760
Capital Appreciation, Class NAV, JHF II (Jennison)	158,074	2,266,781
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,139,065	31,327,866
Disciplined Value, Class NAV, JHF III (Boston Partners)	92,700	2,160,843
Disciplined Value International, Class NAV, JHIT (Boston Partners)	705,139	9,921,313
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,018,421	11,141,522
Equity Income, Class NAV, JHF II (T. Rowe Price)	351,196	7,529,634
Financial Industries, Class NAV, JHIT II (MIM US) (B)	347,215	6,708,202
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	958,403	11,587,092
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,970	485,756
Global Equity, Class NAV, JHF II (MIM US) (B)	986,764	11,989,179
Global Shareholder Yield, Class NAV, JHF III (Epoch)	513,010	5,838,058
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	271,198	$2,969,614
International Growth, Class NAV, JHF III (Wellington)	177,095	5,429,736
International Small Company, Class NAV, JHF II (DFA)	753,584	8,387,394
Mid Cap Growth, Class NAV, JHIT (Wellington)	630,437	10,900,258
Mid Value, Class NAV, JHF II (T. Rowe Price)	679,536	12,795,659
Small Cap Growth, Class NAV, JHF II (Redwood)	147,813	2,585,256
Small Cap Value, Class NAV, JHF II (Wellington)	137,422	3,034,275
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,657,825	92,047,061
Fixed income - 40.5%
Bond, Class NAV, JHSB (MIM US) (B)	4,165,565	64,524,600
Core Bond, Class NAV, JHF II (Allspring Investments)	4,529,599	56,212,320
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,740,633	30,935,031
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,733,024	22,246,812
High Yield, Class NAV, JHBT (MIM US) (B)	8,514,441	28,097,656
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,249,784	31,652,894
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,811,376	40,819,838
Alternative and specialty - 10.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,269,453	12,402,551
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,834,392	47,623,145
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,377,188	6,803,307
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,928,918	3,298,450

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $536,005,798)		$589,619,863
UNAFFILIATED INVESTMENT COMPANIES - 3.1%
Equity - 3.1%
Fidelity International Index Fund	175,353	8,055,731
Fidelity Mid Cap Index Fund	286,002	8,414,195
Fidelity Small Cap Index Fund	168,530	4,245,263

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,107,932)		$20,715,189
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	19,966	14,875

TOTAL COMMON STOCKS (Cost $8,493)		$14,875
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%
U.S. Government - 9.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$8,735,797	9,294,239
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	29

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	10,605,466	$11,280,943
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,492,627	5,860,054
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	7,755,000	4,096,006
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	21,889,300	12,196,018
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	30,398,000	16,299,427
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	14,343,400	8,033,980

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $67,749,417)		$67,060,667
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	759,757	759,757

TOTAL SHORT-TERM INVESTMENTS (Cost $759,757)		$759,757
Total investments (Cost $624,631,397) - 100.0%		$678,170,351
Other assets and liabilities, net - (0.0%)		(12,042)
TOTAL NET ASSETS - 100.0%		$678,158,309
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.7%
Equity - 31.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	45,396	$2,175,819
Capital Appreciation, Class NAV, JHF II (Jennison)	69,181	992,055
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,065,664	10,635,331
Disciplined Value, Class NAV, JHF III (Boston Partners)	36,828	858,451
Disciplined Value International, Class NAV, JHIT (Boston Partners)	241,586	3,399,110
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	213,533	2,336,055
Equity Income, Class NAV, JHF II (T. Rowe Price)	137,340	2,944,577
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	328,257	3,968,625
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	17,258	1,202,714
Global Equity, Class NAV, JHF II (MIM US) (B)	352,250	4,279,842
Global Shareholder Yield, Class NAV, JHF III (Epoch)	226,077	2,572,759
International Dynamic Growth, Class NAV, JHIT (Axiom)	92,824	1,016,428
International Growth, Class NAV, JHF III (Wellington)	60,792	1,863,877
International Small Company, Class NAV, JHF II (DFA)	211,777	2,357,080
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington)	154,808	$2,676,625
Mid Value, Class NAV, JHF II (T. Rowe Price)	170,535	3,211,170
Small Cap Growth, Class NAV, JHF II (Redwood)	34,672	606,416
Small Cap Value, Class NAV, JHF II (Wellington)	32,253	712,150
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,343,577	28,169,796
Fixed income - 47.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,746,654	27,055,675
Core Bond, Class NAV, JHF II (Allspring Investments)	1,900,651	23,587,073
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,387,818	11,477,254
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,197,012	9,743,677
High Yield, Class NAV, JHBT (MIM US) (B)	3,200,591	10,561,950
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,606,701	15,649,270
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,402,615	15,022,001
Alternative and specialty - 8.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	426,937	4,171,178
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,355,989	16,841,379

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $191,545,899)		$210,088,337
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity International Index Fund	45,829	2,105,385
Fidelity Mid Cap Index Fund	87,211	2,565,761
Fidelity Small Cap Index Fund	51,566	1,298,951

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,781,559)		$5,970,097
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	5,942	4,427

TOTAL COMMON STOCKS (Cost $2,528)		$4,427
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$4,336,434	4,613,644
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	5,263,178	5,598,398
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,746,154	2,929,857
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	1,934,000	1,021,493
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	5,459,500	3,041,859
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	7,582,000	4,065,473
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	3,577,300	2,003,706
30	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,380,347)		$23,274,430
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	114,933	$114,933

TOTAL SHORT-TERM INVESTMENTS (Cost $114,933)		$114,933
Total investments (Cost $220,825,266) - 100.0%		$239,452,224
Other assets and liabilities, net - (0.0%)		(10,900)
TOTAL NET ASSETS - 100.0%		$239,441,324
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.3%
Equity - 25.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	20,773	$995,662
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	722,484	7,210,386
Disciplined Value International, Class NAV, JHIT (Boston Partners)	151,389	2,130,039
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	45,744	500,444
Equity Income, Class NAV, JHF II (T. Rowe Price)	54,090	1,159,693
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	203,317	2,458,103
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	9,425	656,802
Global Equity, Class NAV, JHF II (MIM US) (B)	228,509	2,776,384
Global Shareholder Yield, Class NAV, JHF III (Epoch)	188,260	2,142,397
International Dynamic Growth, Class NAV, JHIT (Axiom)	58,428	639,792
International Growth, Class NAV, JHF III (Wellington)	38,466	1,179,372
International Small Company, Class NAV, JHF II (DFA)	108,223	1,204,520
Mid Cap Growth, Class NAV, JHIT (Wellington)	64,244	1,110,784
Mid Value, Class NAV, JHF II (T. Rowe Price)	68,551	1,290,824
Small Cap Value, Class NAV, JHF II (Wellington)	20,148	444,867
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,344,614	16,162,261
Fixed income - 53.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,321,630	20,472,054
Core Bond, Class NAV, JHF II (Allspring Investments)	1,509,927	18,738,192
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	998,247	8,255,500
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	982,808	$8,000,056
High Yield, Class NAV, JHBT (MIM US) (B)	2,326,921	7,678,841
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,416,707	13,798,723
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,000,959	10,720,271
Alternative and specialty - 9.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	379,768	3,710,334
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	932,726	11,584,458

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $135,233,216)		$145,020,759
UNAFFILIATED INVESTMENT COMPANIES - 2.1%
Equity - 2.1%
Fidelity International Index Fund	25,782	1,184,403
Fidelity Mid Cap Index Fund	50,037	1,472,093
Fidelity Small Cap Index Fund	29,618	746,065

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,230,201)		$3,402,561
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	2,849	2,123

TOTAL COMMON STOCKS (Cost $1,212)		$2,123
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
U.S. Government - 9.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,833,123	4,078,159
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,652,539	4,948,866
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,432,994	2,595,748
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	774,000	408,808
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	2,184,600	1,217,189
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	3,035,000	1,627,369
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	1,431,600	801,863

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,674,243)		$15,678,002
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	93,637	93,637

TOTAL SHORT-TERM INVESTMENTS (Cost $93,637)		$93,637
Total investments (Cost $154,232,509) - 100.0%		$164,197,082
Other assets and liabilities, net - (0.0%)		(6,450)
TOTAL NET ASSETS - 100.0%		$164,190,632
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	31

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
(E)	Restricted security as to resale.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
32	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$2,096,013	$18,449,391	$31,187,784	$52,334,432
Affiliated investments, at value	20,876,366	181,952,074	307,786,274	514,820,872
Total investments, at value	22,972,379	200,401,465	338,974,058	567,155,304
Dividends and interest receivable	1,243	13,235	24,612	43,279
Receivable for fund shares sold	465,909	154,752	227,145	141,084
Receivable for investments sold	—	697,304	748,090	1,633,437
Receivable from affiliates	1,960	7,218	9,615	13,440
Other assets	53,067	76,737	81,604	86,331
Total assets	23,494,558	201,350,711	340,065,124	569,072,875
Liabilities
Payable for investments purchased	461,233	11,431	19,428	32,663
Payable for fund shares repurchased	54	848,839	970,375	1,768,596
Payable to affiliates
Accounting and legal services fees	692	7,096	12,107	20,372
Transfer agent fees	31	1,078	3,209	8,008
Distribution and service fees	—	357	690	2,441
Trustees’ fees	25	59	106	179
Other liabilities and accrued expenses	82,663	75,432	78,792	83,411
Total liabilities	544,698	944,292	1,084,707	1,915,670
Net assets	$22,949,860	$200,406,419	$338,980,417	$567,157,205
Net assets consist of
Paid-in capital	$23,994,223	$180,155,165	$299,477,381	$484,689,550
Total distributable earnings (loss)	(1,044,363)	20,251,254	39,503,036	82,467,655
Net assets	$22,949,860	$200,406,419	$338,980,417	$567,157,205
Unaffiliated investments, at cost	$2,171,223	$18,294,508	$30,811,725	$51,537,093
Affiliated investments, at cost	23,745,765	181,962,250	302,345,153	490,624,169
Total investments, at cost	25,916,988	200,256,758	333,156,878	542,161,262
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$198,598	$11,136,128	$34,399,339	$88,514,390
Shares outstanding	16,175	796,481	2,784,113	6,730,946
Net asset value and redemption price per share	$12.28	$13.98	$12.36	$13.15
Class I
Net assets	$61,427	$54,710	$154,500	$129,577
Shares outstanding	5,000	3,904	12,478	9,836
Net asset value, offering price and redemption price per share	$12.29	$14.01	$12.38	$13.17
Class R2
Net assets	$61,412	$652,097	$1,098,135	$4,740,090
Shares outstanding	5,000	46,655	88,949	360,670
Net asset value, offering price and redemption price per share	$12.28	$13.98	$12.35	$13.14
Class R4
Net assets	$61,417	$83,732	$50,532	$1,598,576
Shares outstanding	5,000	5,983	4,082	121,533
Net asset value, offering price and redemption price per share	$12.28	$13.99	$12.38	$13.15
Class R5
Net assets	$66,281	$1,197,581	$2,951,467	$2,265,770
Shares outstanding	5,394	85,513	238,177	171,868
Net asset value, offering price and redemption price per share	$12.29	$14.00	$12.39	$13.18
Class R6
Net assets	$1,335,667	$16,895,860	$33,847,497	$53,787,870
Shares outstanding	108,672	1,205,180	2,731,933	4,078,562
Net asset value, offering price and redemption price per share	$12.29	$14.02	$12.39	$13.19
Class 1
Net assets	$21,165,058	$170,386,311	$266,478,947	$416,120,932
Shares outstanding	1,722,911	12,159,386	21,518,336	31,606,684
Net asset value, offering price and redemption price per share	$12.28	$14.01	$12.38	$13.17
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.93	$14.72	$13.01	$13.84

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	33

STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Continued

	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$88,398,374	$117,124,901	$151,523,352	$195,988,922
Affiliated investments, at value	841,466,369	889,355,902	1,040,216,008	1,184,515,774
Total investments, at value	929,864,743	1,006,480,803	1,191,739,360	1,380,504,696
Dividends and interest receivable	96,184	227,177	451,853	813,693
Receivable for fund shares sold	80,073	127,330	112,954	151,222
Receivable for investments sold	1,650,829	1,810,114	3,042,166	3,368,479
Receivable from affiliates	21,315	21,692	23,162	27,660
Other assets	85,281	87,894	91,503	98,428
Total assets	931,798,425	1,008,755,010	1,195,460,998	1,384,964,178
Liabilities
Payable for investments purchased	76,318	205,319	427,391	781,737
Payable for fund shares repurchased	1,721,159	1,959,111	3,143,130	3,505,778
Payable to affiliates
Accounting and legal services fees	33,483	36,291	42,723	49,759
Transfer agent fees	14,472	16,866	19,646	23,822
Distribution and service fees	3,071	3,064	4,418	5,577
Trustees’ fees	299	328	383	440
Other liabilities and accrued expenses	90,906	92,223	96,130	100,033
Total liabilities	1,939,708	2,313,202	3,733,821	4,467,146
Net assets	$929,858,717	$1,006,441,808	$1,191,727,177	$1,380,497,032
Net assets consist of
Paid-in capital	$711,628,327	$781,214,997	$947,033,787	$1,129,424,853
Total distributable earnings (loss)	218,230,390	225,226,811	244,693,390	251,072,179
Net assets	$929,858,717	$1,006,441,808	$1,191,727,177	$1,380,497,032
Unaffiliated investments, at cost	$85,997,792	$114,063,187	$149,280,389	$195,271,927
Affiliated investments, at cost	718,740,978	757,720,403	891,248,904	1,029,214,466
Total investments, at cost	804,738,770	871,783,590	1,040,529,293	1,224,486,393
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$161,973,357	$188,952,107	$220,904,749	$267,036,332
Shares outstanding	13,758,658	15,848,146	19,099,506	23,909,943
Net asset value and redemption price per share	$11.77	$11.92	$11.57	$11.17
Class I
Net assets	$315,365	$812,586	$21,905	$2,421,897
Shares outstanding	26,583	67,633	1,885	217,602
Net asset value, offering price and redemption price per share	$11.86	$12.01	$11.62	$11.13
Class R2
Net assets	$6,441,169	$6,115,261	$9,820,285	$11,395,560
Shares outstanding	544,466	511,179	844,461	1,029,469
Net asset value, offering price and redemption price per share	$11.83	$11.96	$11.63	$11.07
Class R4
Net assets	$258,941	$424,504	$163,981	$879,753
Shares outstanding	21,923	35,577	14,098	79,265
Net asset value, offering price and redemption price per share	$11.81	$11.93	$11.63	$11.10
Class R5
Net assets	$5,011,675	$4,137,850	$5,575,873	$7,764,094
Shares outstanding	421,203	343,992	478,132	698,592
Net asset value, offering price and redemption price per share	$11.90	$12.03	$11.66	$11.11
Class R6
Net assets	$71,010,230	$77,417,878	$92,199,382	$103,372,771
Shares outstanding	5,985,878	6,456,150	7,915,820	9,303,411
Net asset value, offering price and redemption price per share	$11.86	$11.99	$11.65	$11.11
Class 1
Net assets	$684,847,980	$728,581,622	$863,041,002	$987,626,625
Shares outstanding	57,668,792	60,673,094	74,001,944	88,796,132
Net asset value, offering price and redemption price per share	$11.88	$12.01	$11.66	$11.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.39	$12.55	$12.18	$11.76

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
34	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Continued

	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$173,352,320	$88,550,488	$29,363,887	$19,176,323
Affiliated investments, at value	1,055,193,038	589,619,863	210,088,337	145,020,759
Total investments, at value	1,228,545,358	678,170,351	239,452,224	164,197,082
Dividends and interest receivable	1,037,587	719,182	289,546	219,869
Receivable for fund shares sold	178,068	47,815	7,120	51,849
Receivable for investments sold	1,735,245	2,477,046	471,226	75,631
Receivable from affiliates	25,240	15,964	8,210	6,959
Other assets	97,628	81,573	68,295	67,319
Total assets	1,231,619,126	681,511,931	240,296,621	164,618,709
Liabilities
Payable for investments purchased	1,005,957	698,952	281,252	213,811
Payable for fund shares repurchased	1,954,726	2,518,488	475,966	126,068
Payable to affiliates
Accounting and legal services fees	44,326	24,511	8,691	5,920
Transfer agent fees	22,013	18,419	8,649	4,241
Distribution and service fees	5,243	3,154	370	281
Trustees’ fees	409	237	83	54
Other liabilities and accrued expenses	98,596	89,861	80,286	77,702
Total liabilities	3,131,270	3,353,622	855,297	428,077
Net assets	$1,228,487,856	$678,158,309	$239,441,324	$164,190,632
Net assets consist of
Paid-in capital	$1,036,780,093	$593,577,152	$211,920,967	$150,615,445
Total distributable earnings (loss)	191,707,763	84,581,157	27,520,357	13,575,187
Net assets	$1,228,487,856	$678,158,309	$239,441,324	$164,190,632
Unaffiliated investments, at cost	$174,026,547	$88,625,599	$29,279,367	$18,999,293
Affiliated investments, at cost	935,504,824	536,005,798	191,545,899	135,233,216
Total investments, at cost	1,109,531,371	624,631,397	220,825,266	154,232,509
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$247,062,893	$210,423,190	$99,601,191	$48,417,733
Shares outstanding	23,360,339	22,308,336	11,566,219	5,723,135
Net asset value and redemption price per share	$10.58	$9.43	$8.61	$8.46
Class I
Net assets	$2,469,580	$1,030,976	$931,426	$533,883
Shares outstanding	234,693	109,181	108,211	63,180
Net asset value, offering price and redemption price per share	$10.52	$9.44	$8.61	$8.45
Class R2
Net assets	$11,119,460	$5,861,423	$828,620	$558,000
Shares outstanding	1,060,173	625,001	96,848	66,073
Net asset value, offering price and redemption price per share	$10.49	$9.38	$8.56	$8.45
Class R4
Net assets	$730,566	$263,301	$9,255	$57,242
Shares outstanding	69,361	28,093	1,074	6,776
Net asset value, offering price and redemption price per share	$10.53	$9.37	$8.62	$8.45
Class R5
Net assets	$6,613,201	$7,910,971	$242,170	$697,795
Shares outstanding	629,147	840,361	28,176	82,586
Net asset value, offering price and redemption price per share	$10.51	$9.41	$8.59	$8.45
Class R6
Net assets	$77,265,036	$39,330,916	$12,086,988	$11,462,195
Shares outstanding	7,358,274	4,188,175	1,405,238	1,355,224
Net asset value, offering price and redemption price per share	$10.50	$9.39	$8.60	$8.46
Class 1
Net assets	$883,227,120	$413,337,532	$125,741,674	$102,463,784
Shares outstanding	83,996,547	43,924,772	14,625,143	12,118,194
Net asset value, offering price and redemption price per share	$10.52	$9.41	$8.60	$8.46
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.14	$9.93	$9.06	$8.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	35

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$174,449	$1,935,919	$3,331,157	$5,617,948
Dividends from unaffiliated investments	11,636	131,897	225,916	381,797
Interest	3,396	40,980	70,478	119,145
Other income received from advisor	8,061	101,203	156,338	233,557
Total investment income	197,542	2,209,999	3,783,889	6,352,447
Expenses
Investment management fees	15,511	180,558	309,717	522,864
Distribution and service fees	4,430	63,604	128,133	268,099
Accounting and legal services fees	1,132	12,866	22,052	37,256
Transfer agent fees	187	7,173	21,936	55,635
Trustees’ fees	113	1,494	2,564	4,332
Custodian fees	16,134	20,024	20,024	20,024
State registration fees	52,012	42,821	43,443	40,881
Printing and postage	7,772	9,058	9,534	10,742
Professional fees	13,954	24,264	26,063	28,996
Other	6,575	10,925	11,931	13,542
Total expenses	117,820	372,787	595,397	1,002,371
Less expense reductions	(113,237)	(302,070)	(445,356)	(679,419)
Net expenses	4,583	70,717	150,041	322,952
Net investment income	192,959	2,139,282	3,633,848	6,029,495
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	4,197	55,128	144,587	173,355
Affiliated investments	33,134	1,736,824	3,136,088	5,459,971
Capital gain distributions received from unaffiliated investments	314,455	26,606	44,517	75,608
Capital gain distributions received from affiliated investments	1,981,595	25,485,831	43,704,144	73,659,744
	2,333,381	27,304,389	47,029,336	79,368,678
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(102,856)	(1,133,166)	(1,988,300)	(3,279,796)
Affiliated investments	(3,787,651)	(42,336,517)	(72,420,152)	(122,207,124)
	(3,890,507)	(43,469,683)	(74,408,452)	(125,486,920)
Net realized and unrealized loss	(1,557,126)	(16,165,294)	(27,379,116)	(46,118,242)
Decrease in net assets from operations	$(1,364,167)	$(14,026,012)	$(23,745,268)	$(40,088,747)
36	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Continued
	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$9,379,071	$10,658,620	$13,382,484	$16,908,473
Dividends from unaffiliated investments	622,129	720,664	816,938	894,477
Interest	217,980	464,756	784,069	1,337,395
Other income received from advisor	476,962	388,476	282,250	358,857
Total investment income	10,696,142	12,232,516	15,265,741	19,499,202
Expenses
Investment management fees	867,985	1,014,417	1,273,033	1,537,012
Distribution and service fees	458,196	513,856	606,608	714,996
Accounting and legal services fees	61,333	66,450	78,209	90,676
Transfer agent fees	99,779	116,914	135,432	162,889
Trustees’ fees	7,171	7,852	9,156	10,453
Custodian fees	20,024	20,024	20,024	20,024
State registration fees	41,236	42,951	43,206	44,246
Printing and postage	11,923	12,075	12,792	14,180
Professional fees	33,715	34,753	37,016	39,266
Other	16,156	16,713	18,007	19,161
Total expenses	1,617,518	1,846,005	2,233,483	2,652,903
Less expense reductions	(1,059,674)	(1,215,440)	(1,491,518)	(1,775,452)
Net expenses	557,844	630,565	741,965	877,451
Net investment income	10,138,298	11,601,951	14,523,776	18,621,751
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(114,096)	(186,226)	(113,477)	(618,787)
Affiliated investments	3,738,587	6,430,790	9,164,683	6,362,283
Capital gain distributions received from unaffiliated investments	124,532	134,784	158,609	186,898
Capital gain distributions received from affiliated investments	120,391,080	118,764,461	123,776,261	125,150,993
	124,140,103	125,143,809	132,986,076	131,081,387
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,058,736)	(6,636,719)	(8,713,498)	(10,475,701)
Affiliated investments	(193,819,412)	(196,087,967)	(210,091,816)	(212,061,065)
	(198,878,148)	(202,724,686)	(218,805,314)	(222,536,766)
Net realized and unrealized loss	(74,738,045)	(77,580,877)	(85,819,238)	(91,455,379)
Decrease in net assets from operations	$(64,599,747)	$(65,978,926)	$(71,295,462)	$(72,833,628)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	37

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Continued
	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$16,555,271	$9,956,246	$3,650,267	$2,565,879
Dividends from unaffiliated investments	581,151	250,870	66,959	37,572
Interest	1,690,937	1,105,588	450,745	341,175
Other income received from advisor	277,803	163,104	57,174	47,085
Total investment income	19,105,162	11,475,808	4,225,145	2,991,711
Expenses
Investment management fees	1,461,497	883,881	321,239	223,678
Distribution and service fees	658,271	463,675	194,095	104,462
Accounting and legal services fees	81,072	45,082	15,919	10,794
Transfer agent fees	150,773	127,181	59,303	28,913
Trustees’ fees	9,429	5,227	1,861	1,235
Custodian fees	20,024	20,024	20,024	20,024
State registration fees	44,567	43,592	41,066	41,900
Printing and postage	14,022	12,675	10,691	10,011
Professional fees	37,636	30,777	24,996	23,945
Other	18,338	14,664	11,399	10,797
Total expenses	2,495,629	1,646,778	700,593	475,759
Less expense reductions	(1,686,941)	(1,056,193)	(447,200)	(342,412)
Net expenses	808,688	590,585	253,393	133,347
Net investment income	18,296,474	10,885,223	3,971,752	2,858,364
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(242,920)	(150,726)	18,693	12,002
Affiliated investments	12,301,176	7,328,469	2,325,393	1,103,499
Capital gain distributions received from affiliated investments	93,211,794	41,299,513	11,617,659	6,383,616
	105,270,050	48,477,256	13,961,745	7,499,117
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(8,228,882)	(3,602,732)	(1,074,697)	(548,929)
Affiliated investments	(169,049,751)	(80,924,660)	(24,714,182)	(14,469,479)
	(177,278,633)	(84,527,392)	(25,788,879)	(15,018,408)
Net realized and unrealized loss	(72,008,583)	(36,050,136)	(11,827,134)	(7,519,291)
Decrease in net assets from operations	$(53,712,109)	$(25,164,913)	$(7,855,382)	$(4,660,927)
38	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2065 Lifetime Portfolio		Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio
	Six months ended 2-28-22 (unaudited)	Period ended 8-31-21[1]	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$192,959	$22,795	$2,139,282	$1,936,326	$3,633,848	$3,502,454
Net realized gain	2,333,381	36,981	27,304,389	12,455,567	47,029,336	24,257,122
Change in net unrealized appreciation (depreciation)	(3,890,507)	945,898	(43,469,683)	30,139,275	(74,408,452)	53,482,522
Increase (decrease) in net assets resulting from operations	(1,364,167)	1,005,674	(14,026,012)	44,531,168	(23,745,268)	81,242,098
Distributions to shareholders
From earnings
Class A	(6,536)	(919)	(987,289)	(281,771)	(3,243,767)	(1,139,002)
Class I	(2,284)	(558)	(5,471)	(2,228)	(14,602)	(3,084)
Class R2	(2,185)	(536)	(54,787)	(15,168)	(99,159)	(49,954)
Class R4	(2,258)	(552)	(9,723)	(4,041)	(5,344)	(2,177)
Class R5	(2,397)	(573)	(99,860)	(14,351)	(280,501)	(41,625)
Class R6	(39,033)	(573)	(1,443,296)	(194,794)	(3,176,122)	(532,569)
Class 1	(609,369)	(18,207)	(15,612,019)	(5,704,598)	(25,964,198)	(11,133,580)
Total distributions	(664,062)	(21,918)	(18,212,445)	(6,216,951)	(32,783,693)	(12,901,991)
Portfolio share transactions
From portfolio share transactions	13,404,442	10,589,891	25,032,649	30,385,406	35,847,349	20,992,362
Total increase (decrease)	11,376,213	11,573,647	(7,205,808)	68,699,623	(20,681,612)	89,332,469
Net assets
Beginning of period	11,573,647	—	207,612,227	138,912,604	359,662,029	270,329,560
End of period	$22,949,860	$11,573,647	$200,406,419	$207,612,227	$338,980,417	$359,662,029

[1]	Period from 9-23-20 (commencement of operations) to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	39

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$6,029,495	$5,869,660	$10,138,298	$10,130,810	$11,601,951	$11,778,055
Net realized gain	79,368,678	41,230,482	124,140,103	61,224,345	125,143,809	67,815,691
Change in net unrealized appreciation (depreciation)	(125,486,920)	92,097,075	(198,878,148)	163,835,707	(202,724,686)	165,665,287
Increase (decrease) in net assets resulting from operations	(40,088,747)	139,197,217	(64,599,747)	235,190,862	(65,978,926)	245,259,033
Distributions to shareholders
From earnings
Class A	(8,398,965)	(3,619,522)	(14,479,270)	(7,921,085)	(17,377,221)	(9,536,400)
Class I	(17,197)	(2,509)	(26,764)	(10,571)	(116,888)	(42,654)
Class R2	(435,447)	(198,538)	(558,282)	(350,545)	(575,114)	(307,620)
Class R4	(150,453)	(59,273)	(22,664)	(11,048)	(38,063)	(18,206)
Class R5	(208,736)	(44,879)	(481,575)	(150,545)	(394,633)	(111,764)
Class R6	(5,001,548)	(1,254,292)	(6,350,938)	(2,332,013)	(7,190,630)	(2,530,719)
Class 1	(40,531,758)	(19,120,433)	(62,579,329)	(37,764,451)	(68,290,627)	(41,789,015)
Total distributions	(54,744,104)	(24,299,446)	(84,498,822)	(48,540,258)	(93,983,176)	(54,336,378)
Portfolio share transactions
From portfolio share transactions	50,794,217	16,816,199	62,341,763	12,168,249	62,001,678	18,562,251
Total increase (decrease)	(44,038,634)	131,713,970	(86,756,806)	198,818,853	(97,960,424)	209,484,906
Net assets
Beginning of period	611,195,839	479,481,869	1,016,615,523	817,796,670	1,104,402,232	894,917,326
End of period	$567,157,205	$611,195,839	$929,858,717	$1,016,615,523	$1,006,441,808	$1,104,402,232
40	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$14,523,776	$15,881,140	$18,621,751	$20,793,443	$18,296,474	$22,732,355
Net realized gain	132,986,076	86,754,506	131,081,387	99,550,068	105,270,050	98,608,136
Change in net unrealized appreciation (depreciation)	(218,805,314)	168,556,821	(222,536,766)	158,542,608	(177,278,633)	107,233,249
Increase (decrease) in net assets resulting from operations	(71,295,462)	271,192,467	(72,833,628)	278,886,119	(53,712,109)	228,573,740
Distributions to shareholders
From earnings
Class A	(21,440,560)	(11,757,732)	(24,251,515)	(13,897,049)	(24,538,038)	(13,721,702)
Class I	(8,047)	(4,670)	(144,126)	(79,024)	(248,727)	(197,323)
Class R2	(908,330)	(574,964)	(1,018,903)	(569,837)	(1,141,677)	(679,335)
Class R4	(14,662)	(6,506)	(79,854)	(36,422)	(72,877)	(31,560)
Class R5	(542,443)	(219,137)	(758,154)	(317,529)	(637,503)	(269,460)
Class R6	(8,777,191)	(3,181,198)	(9,475,149)	(3,454,120)	(7,967,594)	(3,252,091)
Class 1	(84,491,184)	(52,334,600)	(93,446,526)	(59,143,922)	(91,161,204)	(57,274,064)
Total distributions	(116,182,417)	(68,078,807)	(129,174,227)	(77,497,903)	(125,767,620)	(75,425,535)
Portfolio share transactions
From portfolio share transactions	72,542,874	3,974,823	99,235,238	11,870,092	56,630,372	(14,604,213)
Total increase (decrease)	(114,935,005)	207,088,483	(102,772,617)	213,258,308	(122,849,357)	138,543,992
Net assets
Beginning of period	1,306,662,182	1,099,573,699	1,483,269,649	1,270,011,341	1,351,337,213	1,212,793,221
End of period	$1,191,727,177	$1,306,662,182	$1,380,497,032	$1,483,269,649	$1,228,487,856	$1,351,337,213
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	41

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$10,885,223	$15,597,386	$3,971,752	$5,988,504	$2,858,364	$4,278,502
Net realized gain	48,477,256	60,145,144	13,961,745	18,305,501	7,499,117	9,487,339
Change in net unrealized appreciation (depreciation)	(84,527,392)	39,691,289	(25,788,879)	12,219,670	(15,018,408)	7,683,510
Increase (decrease) in net assets resulting from operations	(25,164,913)	115,433,819	(7,855,382)	36,513,675	(4,660,927)	21,449,351
Distributions to shareholders
From earnings
Class A	(23,049,342)	(14,453,268)	(9,080,767)	(7,283,983)	(3,828,342)	(3,016,310)
Class I	(114,808)	(22,351)	(78,908)	(62,949)	(36,523)	(38,280)
Class R2	(624,960)	(471,227)	(76,591)	(184,874)	(42,996)	(52,875)
Class R4	(68,277)	(35,142)	(937)	(916)	(4,495)	(3,924)
Class R5	(1,020,849)	(594,756)	(24,087)	(16,769)	(55,038)	(47,638)
Class R6	(4,200,764)	(2,180,408)	(1,145,882)	(878,267)	(933,182)	(629,292)
Class 1	(47,060,867)	(36,593,816)	(12,265,294)	(11,184,425)	(8,647,605)	(7,964,223)
Total distributions	(76,139,867)	(54,350,968)	(22,672,466)	(19,612,183)	(13,548,181)	(11,752,542)
Portfolio share transactions
From portfolio share transactions	23,382,426	(46,738,829)	6,512,681	(22,828,645)	3,458,452	(4,987,116)
Total increase (decrease)	(77,922,354)	14,344,022	(24,015,167)	(5,927,153)	(14,750,656)	4,709,693
Net assets
Beginning of period	756,080,663	741,736,641	263,456,491	269,383,644	178,941,288	174,231,595
End of period	$678,158,309	$756,080,663	$239,441,324	$263,456,491	$164,190,632	$178,941,288
42	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	13.58	0.12[7]	(1.00)	(0.88)	(0.10)	(0.32)	(0.42)	12.28	(6.73)[8]	1.73[9]	0.41[9]	0.83[7,9]	199	12
08-31-2021[10]	10.00	0.06[7]	3.62	3.68	(0.05)	(0.05)	(0.10)	13.58	36.98[8]	5.26[9]	0.42[9]	0.51[7,9]	146	33
Class I
02-28-2022[6]	13.61	0.14[7]	(1.00)	(0.86)	(0.14)	(0.32)	(0.46)	12.29	(6.58)[8]	1.43[9]	0.11[9]	1.07[7,9]	61	12
08-31-2021[10]	10.00	0.13[7]	3.59	3.72	(0.06)	(0.05)	(0.11)	13.61	37.39[8]	4.96[9]	0.12[9]	1.13[7,9]	68	33
Class R2
02-28-2022[6]	13.59	0.13[7]	(1.00)	(0.87)	(0.12)	(0.32)	(0.44)	12.28	(6.66)[8]	1.58[9]	0.26[9]	0.92[7,9]	61	12
08-31-2021[10]	10.00	0.11[7]	3.59	3.70	(0.06)	(0.05)	(0.11)	13.59	37.14[8]	5.11[9]	0.26[9]	0.98[7,9]	68	33
Class R4
02-28-2022[6]	13.60	0.13[7]	(1.00)	(0.87)	(0.13)	(0.32)	(0.45)	12.28	(6.63)[8]	1.58[9]	0.16[9]	1.02[7,9]	61	12
08-31-2021[10]	10.00	0.12[7]	3.59	3.71	(0.06)	(0.05)	(0.11)	13.60	37.28[8]	5.11[9]	0.16[9]	1.09[7,9]	68	33
Class R5
02-28-2022[6]	13.62	0.14[7]	(1.00)	(0.86)	(0.15)	(0.32)	(0.47)	12.29	(6.56)[8]	1.33[9]	0.01[9]	1.16[7,9]	66	12
08-31-2021[10]	10.00	0.14[7]	3.59	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	1.23[7,9]	68	33
Class R6
02-28-2022[6]	13.62	0.18[7]	(1.04)	(0.86)	(0.15)	(0.32)	(0.47)	12.29	(6.57)[8]	1.33[9]	0.01[9]	1.73[7,9]	1,336	12
08-31-2021[10]	10.00	0.11[7]	3.62	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	0.98[7,9]	197	33
Class 1
02-28-2022[6]	13.61	0.15[7]	(1.02)	(0.87)	(0.14)	(0.32)	(0.46)	12.28	(6.61)[8]	1.37[9]	0.05[9]	1.25[7,9]	21,165	12
08-31-2021[10]	10.00	0.05[7]	3.67	3.72	(0.06)	(0.05)	(0.11)	13.61	37.41[8]	4.90[9]	0.05[9]	0.42[7,9]	10,959	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01 per share and 0.09%, 0.11%, for the periods ended 2-28-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 9-23-20 (commencement of operations) to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	43

Financial highlights continued
Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	16.34	0.14[7]	(1.15)	(1.01)	(0.13)	(1.22)	(1.35)	13.98	(6.77)[8]	0.71[9]	0.41[9]	0.84[7,9]	11,136	14
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.12)	(0.39)	(0.51)	16.34	29.07	0.71	0.42	0.69[7]	12,113	19
08-31-2020	11.88	0.14[7]	1.85	1.99	(0.18)	(0.57)	(0.75)	13.12	17.20	0.84	0.43	1.20[7]	5,383	27
08-31-2019	12.91	0.14[7]	(0.41)	(0.27)	(0.16)	(0.60)	(0.76)	11.88	(1.30)	0.88	0.41	1.22[7]	2,136	27
08-31-2018	12.12	0.13[7]	1.19	1.32	(0.15)	(0.38)	(0.53)	12.91	11.08	1.09	0.41	1.06[7]	1,497	21
08-31-2017	10.61	0.08[7]	1.56	1.64	(0.12)	(0.01)	(0.13)	12.12	15.59	2.63	0.42	0.71[7]	640	24
Class I
02-28-2022[6]	16.39	0.16[7]	(1.14)	(0.98)	(0.18)	(1.22)	(1.40)	14.01	(6.59)[8]	0.41[9]	0.11[9]	1.17[7,9]	55	14
08-31-2021	13.16	0.16[7]	3.62	3.78	(0.16)	(0.39)	(0.55)	16.39	29.38	0.41	0.11	1.10[7]	66	19
08-31-2020	11.91	0.22[7]	1.82	2.04	(0.22)	(0.57)	(0.79)	13.16	17.60	0.54	0.13	1.82[7]	53	27
08-31-2019	12.95	0.20[7]	(0.45)	(0.25)	(0.19)	(0.60)	(0.79)	11.91	(1.06)	0.59	0.13	1.66[7]	47	27
08-31-2018	12.15	0.15[7]	1.22	1.37	(0.19)	(0.38)	(0.57)	12.95	11.45	0.79	0.11	1.20[7]	51	21
08-31-2017	10.62	0.18[7]	1.50	1.68	(0.14)	(0.01)	(0.15)	12.15	16.04	2.32	0.11	1.57[7]	121	24
Class R2
02-28-2022[6]	16.33	0.13[7]	(1.14)	(1.01)	(0.12)	(1.22)	(1.34)	13.98	(6.78)[8]	0.81[9]	0.51[9]	0.75[7,9]	652	14
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.13)	(0.39)	(0.52)	16.33	29.02	0.78	0.49	0.65[7]	646	19
08-31-2020	11.88	0.17[7]	1.83	2.00	(0.19)	(0.57)	(0.76)	13.12	17.24	0.83	0.41	1.43[7]	156	27
08-31-2019	12.92	0.16[7]	(0.43)	(0.27)	(0.17)	(0.60)	(0.77)	11.88	(1.27)	0.83	0.36	1.31[7]	95	27
08-31-2018	12.14	0.13[7]	1.20	1.33	(0.17)	(0.38)	(0.55)	12.92	11.13	0.98	0.30	1.03[7]	73	21
08-31-2017	10.61	0.16[7]	1.51	1.67	(0.13)	(0.01)	(0.14)	12.14	15.92	2.49	0.27	1.38[7]	129	24
Class R4
02-28-2022[6]	16.37	0.14[7]	(1.13)	(0.99)	(0.17)	(1.22)	(1.39)	13.99	(6.62)[8]	0.61[9]	0.22[9]	0.92[7,9]	84	14
08-31-2021	13.14	0.14[7]	3.63	3.77	(0.15)	(0.39)	(0.54)	16.37	29.37	0.58	0.18	0.96[7]	152	19
08-31-2020	11.90	0.21[7]	1.82	2.03	(0.22)	(0.57)	(0.79)	13.14	17.47	0.68	0.16	1.75[7]	74	27
08-31-2019	12.93	0.19[7]	(0.43)	(0.24)	(0.19)	(0.60)	(0.79)	11.90	(1.00)	0.73	0.16	1.59[7]	55	27
08-31-2018	12.14	0.15[7]	1.20	1.35	(0.18)	(0.38)	(0.56)	12.93	11.33	0.94	0.16	1.19[7]	56	21
08-31-2017	10.62	0.17[7]	1.50	1.67	(0.14)	(0.01)	(0.15)	12.14	15.90	2.48	0.17	1.51[7]	125	24
Class R5
02-28-2022[6]	16.39	0.22[7]	(1.20)	(0.98)	(0.19)	(1.22)	(1.41)	14.00	(6.60)[8]	0.35[9]	0.06[9]	2.04[7,9]	1,198	14
08-31-2021	13.15	0.17[7]	3.62	3.79	(0.16)	(0.39)	(0.55)	16.39	29.53	0.36	0.06	1.17[7]	424	19
08-31-2020	11.90	0.18[7]	1.87	2.05	(0.23)	(0.57)	(0.80)	13.15	17.67	0.48	0.06	1.55[7]	382	27
08-31-2019	12.94	0.17[7]	(0.41)	(0.24)	(0.20)	(0.60)	(0.80)	11.90	(0.96)	0.53	0.06	1.44[7]	168	27
08-31-2018	12.16	0.16[7]	1.20	1.36	(0.20)	(0.38)	(0.58)	12.94	11.37	0.72	0.04	1.28[7]	118	21
08-31-2017	10.62	0.18[7]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.22	2.24	0.02	1.59[7]	168	24
Class R6
02-28-2022[6]	16.41	0.18[7]	(1.15)	(0.97)	(0.20)	(1.22)	(1.42)	14.02	(6.55)[8]	0.30[9]	0.01[9]	1.47[7,9]	16,896	14
08-31-2021	13.17	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.41	29.54	0.31	0.01	1.16[7]	10,594	19
08-31-2020	11.92	0.19[7]	1.87	2.06	(0.24)	(0.57)	(0.81)	13.17	17.71	0.43	—	1.61[7]	3,805	27
08-31-2019	12.95	0.22[7]	(0.45)	(0.23)	(0.20)	(0.60)	(0.80)	11.92	(0.86)	0.48	—	1.84[7]	1,611	27
08-31-2018	12.16	0.14[7]	1.23	1.37	(0.20)	(0.38)	(0.58)	12.95	11.47	0.69	—	1.10[7]	1,402	21
08-31-2017	10.62	0.18[7]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.24	2.23	—	1.58[7]	142	24
44	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	16.40	0.16[7]	(1.14)	(0.98)	(0.19)	(1.22)	(1.41)	14.01	(6.59)[8]	0.35[9]	0.05[9]	1.19[7,9]	170,386	14
08-31-2021	13.16	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.40	29.52	0.35	0.05	1.12[7]	183,616	19
08-31-2020	11.91	0.21[7]	1.84	2.05	(0.23)	(0.57)	(0.80)	13.16	17.66	0.47	0.05	1.74[7]	128,704	27
08-31-2019	12.94	0.18[7]	(0.41)	(0.23)	(0.20)	(0.60)	(0.80)	11.91	(0.92)	0.52	0.05	1.55[7]	79,730	27
08-31-2018	12.15	0.18[7]	1.19	1.37	(0.20)	(0.38)	(0.58)	12.94	11.43	0.73	0.05	1.40[7]	51,555	21
08-31-2017	10.62	0.11[7]	1.58	1.69	(0.15)	(0.01)	(0.16)	12.15	16.10	2.26	0.05	0.98[7]	23,938	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.02, $0.01, $0.02, $0.02 and $0.02 per share and 0.10%, 0.12%, 0.13%, 0.17%, 0.20% and 0.18%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	45

Financial highlights continued
Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	14.51	0.12[7]	(1.00)	(0.88)	(0.12)	(1.15)	(1.27)	12.36	(6.68)[8]	0.67[9]	0.41[9]	1.18[7,9]	34,399	13
08-31-2021	11.72	0.09[7]	3.21	3.30	(0.10)	(0.41)	(0.51)	14.51	28.87	0.66	0.42	0.71[7]	38,649	20
08-31-2020	10.83	0.14[7]	1.67	1.81	(0.17)	(0.75)	(0.92)	11.72	17.26	0.71	0.43	1.34[7]	23,530	30
08-31-2019	12.19	0.14[7]	(0.45)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.30)	0.68	0.41	1.25[7]	13,755	29
08-31-2018	11.59	0.14[7]	1.12	1.26	(0.16)	(0.50)	(0.66)	12.19	11.09	0.67	0.41	1.21[7]	11,328	14
08-31-2017	10.46	0.10[7]	1.48	1.58	(0.13)	(0.32)	(0.45)	11.59	15.73	0.71	0.42	0.96[7]	7,046	33
Class I
02-28-2022[6]	14.56	0.15[7]	(1.01)	(0.86)	(0.17)	(1.15)	(1.32)	12.38	(6.59)[8]	0.37[9]	0.11[9]	1.58[7,9]	155	13
08-31-2021	11.75	0.13[7]	3.22	3.35	(0.13)	(0.41)	(0.54)	14.56	29.27	0.36	0.11	0.95[7]	135	20
08-31-2020	10.86	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.75	17.57	0.41	0.13	1.80[7]	69	30
08-31-2019	12.22	0.18[7]	(0.45)	(0.27)	(0.20)	(0.89)	(1.09)	10.86	(1.01)	0.39	0.13	1.62[7]	57	29
08-31-2018	11.62	0.15[7]	1.14	1.29	(0.19)	(0.50)	(0.69)	12.22	11.47	0.37	0.11	1.24[7]	54	14
08-31-2017	10.49	0.18[7]	1.44	1.62	(0.17)	(0.32)	(0.49)	11.62	16.05	0.40	0.11	1.62[7]	111	33
Class R2
02-28-2022[6]	14.50	0.12[7]	(1.01)	(0.89)	(0.11)	(1.15)	(1.26)	12.35	(6.76)[8]	0.77[9]	0.51[9]	1.14[7,9]	1,098	13
08-31-2021	11.71	0.10[7]	3.19	3.29	(0.09)	(0.41)	(0.50)	14.50	28.79	0.75	0.51	0.78[7]	1,054	20
08-31-2020	10.83	0.14[7]	1.65	1.79	(0.16)	(0.75)	(0.91)	11.71	17.07	0.80	0.52	1.35[7]	806	30
08-31-2019	12.19	0.11[7]	(0.42)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.35)	0.78	0.51	1.05[7]	602	29
08-31-2018	11.61	0.05[7]	1.20	1.25	(0.17)	(0.50)	(0.67)	12.19	10.98	0.72	0.46	0.41[7]	436	14
08-31-2017	10.47	0.15[7]	1.45	1.60	(0.14)	(0.32)	(0.46)	11.61	15.94	0.62	0.33	1.35[7]	166	33
Class R4
02-28-2022[6]	14.55	0.14[7]	(1.00)	(0.86)	(0.16)	(1.15)	(1.31)	12.38	(6.57)[8]	0.51[9]	0.16[9]	1.51[7,9]	51	13
08-31-2021	11.74	0.14[7]	3.20	3.34	(0.12)	(0.41)	(0.53)	14.55	29.19	0.50	0.16	1.05[7]	59	20
08-31-2020	10.85	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.74	17.53	0.55	0.16	1.83[7]	48	30
08-31-2019	12.22	0.18[7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.85	(1.04)	0.53	0.16	1.65[7]	44	29
08-31-2018	11.62	0.14[7]	1.14	1.28	(0.18)	(0.50)	(0.68)	12.22	11.32	0.52	0.16	1.18[7]	51	14
08-31-2017	10.48	0.17[7]	1.45	1.62	(0.16)	(0.32)	(0.48)	11.62	16.10	0.56	0.17	1.57[7]	117	33
Class R5
02-28-2022[6]	14.58	0.20[7]	(1.07)	(0.87)	(0.17)	(1.15)	(1.32)	12.39	(6.61)[8]	0.31[9]	0.06[9]	2.35[7,9]	2,951	13
08-31-2021	11.76	0.16[7]	3.21	3.37	(0.14)	(0.41)	(0.55)	14.58	29.41	0.30	0.06	1.17[7]	1,337	20
08-31-2020	10.86	0.17[7]	1.69	1.86	(0.21)	(0.75)	(0.96)	11.76	17.72	0.35	0.06	1.59[7]	195	30
08-31-2019	12.23	0.18[7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.86	(0.97)	0.33	0.06	1.61[7]	97	29
08-31-2018	11.64	0.17[7]	1.12	1.29	(0.20)	(0.50)	(0.70)	12.23	11.35	0.31	0.05	1.43[7]	223	14
08-31-2017	10.50	0.17[7]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.64	16.24	0.32	0.03	1.57[7]	157	33
Class R6
02-28-2022[6]	14.58	0.16[7]	(1.02)	(0.86)	(0.18)	(1.15)	(1.33)	12.39	(6.56)[8]	0.26[9]	0.01[9]	1.76[7,9]	33,847	13
08-31-2021	11.76	0.15[7]	3.23	3.38	(0.15)	(0.41)	(0.56)	14.58	29.47	0.25	0.01	1.11[7]	25,449	20
08-31-2020	10.87	0.18[7]	1.68	1.86	(0.22)	(0.75)	(0.97)	11.76	17.68	0.30	—	1.74[7]	10,042	30
08-31-2019	12.23	0.18[7]	(0.44)	(0.26)	(0.21)	(0.89)	(1.10)	10.87	(0.80)	0.28	—	1.65[7]	5,437	29
08-31-2018	11.63	0.13[7]	1.17	1.30	(0.20)	(0.50)	(0.70)	12.23	11.48	0.27	—	1.07[7]	3,277	14
08-31-2017	10.49	0.17[7]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.63	16.28	0.31	—	1.58[7]	463	33
46	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	14.57	0.14[7]	(1.01)	(0.87)	(0.17)	(1.15)	(1.32)	12.38	(6.60)[8]	0.30[9]	0.05[9]	1.55[7,9]	266,479	13
08-31-2021	11.75	0.15[7]	3.22	3.37	(0.14)	(0.41)	(0.55)	14.57	29.44	0.29	0.05	1.14[7]	292,979	20
08-31-2020	10.86	0.19[7]	1.66	1.85	(0.21)	(0.75)	(0.96)	11.75	17.63	0.34	0.05	1.81[7]	235,255	30
08-31-2019	12.23	0.18[7]	(0.45)	(0.27)	(0.21)	(0.89)	(1.10)	10.86	(0.94)	0.31	0.05	1.63[7]	186,409	29
08-31-2018	11.63	0.19[7]	1.11	1.30	(0.20)	(0.50)	(0.70)	12.23	11.42	0.31	0.05	1.57[7]	170,628	14
08-31-2017	10.49	0.18[7]	1.45	1.63	(0.17)	(0.32)	(0.49)	11.63	16.22	0.34	0.05	1.61[7]	135,851	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.02, $0.01, $0.02, $0.02 and $0.02 per share and 0.09%, 0.11%, 0.12%, 0.16%, 0.19% and 0.19%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	47

Financial highlights continued
Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	15.43	0.13[7]	(1.07)	(0.94)	(0.12)	(1.22)	(1.34)	13.15	(6.71)[8]	0.64[9]	0.41[9]	0.18[7,9]	88,514	12
08-31-2021	12.51	0.10[7]	3.42	3.52	(0.12)	(0.48)	(0.60)	15.43	28.92	0.63	0.42	0.75[7]	99,779	19
08-31-2020	11.65	0.16[7]	1.77	1.93	(0.18)	(0.89)	(1.07)	12.51	17.20	0.66	0.43	1.42[7]	73,101	31
08-31-2019	13.29	0.15[7]	(0.51)	(0.36)	(0.16)	(1.12)	(1.28)	11.65	(1.33)	0.62	0.41	1.28[7]	54,552	31
08-31-2018	12.73	0.16[7]	1.20	1.36	(0.17)	(0.63)	(0.80)	13.29	11.00	0.59	0.41	1.22[7]	53,484	18
08-31-2017	11.65	0.14[7]	1.62	1.76	(0.16)	(0.52)	(0.68)	12.73	15.87	0.59	0.42	1.18[7]	42,799	38
Class I
02-28-2022[6]	15.48	0.16[7]	(1.08)	(0.92)	(0.17)	(1.22)	(1.39)	13.17	(6.61)[8]	0.34[9]	0.11[9]	0.60[7,9]	130	12
08-31-2021	12.55	0.09[7]	3.48	3.57	(0.16)	(0.48)	(0.64)	15.48	29.32	0.33	0.11	0.64[7]	187	19
08-31-2020	11.68	0.18[7]	1.80	1.98	(0.22)	(0.89)	(1.11)	12.55	17.49	0.36	0.13	1.53[7]	67	31
08-31-2019	13.32	0.27[7]	(0.59)	(0.32)	(0.20)	(1.12)	(1.32)	11.68	(0.96)	0.33	0.13	2.33[7]	56	31
08-31-2018	12.75	0.18[7]	1.23	1.41	(0.21)	(0.63)	(0.84)	13.32	11.29	0.29	0.11	1.34[7]	61	18
08-31-2017	11.68	0.19[7]	1.59	1.78	(0.19)	(0.52)	(0.71)	12.75	16.19	0.28	0.11	1.59[7]	116	38
Class R2
02-28-2022[6]	15.42	0.12[7]	(1.07)	(0.95)	(0.11)	(1.22)	(1.33)	13.14	(6.80)[8]	0.74[9]	0.51[9]	0.04[7,9]	4,740	12
08-31-2021	12.51	0.10[7]	3.41	3.51	(0.12)	(0.48)	(0.60)	15.42	28.78	0.72	0.51	0.71[7]	5,393	19
08-31-2020	11.65	0.15[7]	1.78	1.93	(0.18)	(0.89)	(1.07)	12.51	17.12	0.75	0.51	1.27[7]	1,358	31
08-31-2019	13.29	0.12[7]	(0.49)	(0.37)	(0.15)	(1.12)	(1.27)	11.65	(1.44)	0.71	0.50	1.05[7]	1,264	31
08-31-2018	12.73	0.14[7]	1.21	1.35	(0.16)	(0.63)	(0.79)	13.29	10.92	0.71	0.53	1.07[7]	996	18
08-31-2017	11.65	0.12[7]	1.63	1.75	(0.15)	(0.52)	(0.67)	12.73	15.79	0.67	0.50	1.00[7]	840	38
Class R4
02-28-2022[6]	15.45	0.15[7]	(1.08)	(0.93)	(0.15)	(1.22)	(1.37)	13.15	(6.68)[8]	0.58[9]	0.25[9]	0.45[7,9]	1,599	12
08-31-2021	12.52	0.14[7]	3.41	3.55	(0.14)	(0.48)	(0.62)	15.45	29.16	0.57	0.26	0.96[7]	1,476	19
08-31-2020	11.66	0.19[7]	1.76	1.95	(0.20)	(0.89)	(1.09)	12.52	17.37	0.60	0.26	1.67[7]	1,073	31
08-31-2019	13.30	0.18[7]	(0.52)	(0.34)	(0.18)	(1.12)	(1.30)	11.66	(1.13)	0.57	0.26	1.50[7]	776	31
08-31-2018	12.74	0.18[7]	1.21	1.39	(0.20)	(0.63)	(0.83)	13.30	11.17	0.54	0.26	1.39[7]	665	18
08-31-2017	11.67	0.18[7]	1.59	1.77	(0.18)	(0.52)	(0.70)	12.74	15.98	0.51	0.24	1.52[7]	467	38
Class R5
02-28-2022[6]	15.49	0.21[7]	(1.12)	(0.91)	(0.18)	(1.22)	(1.40)	13.18	(6.56)[8]	0.29[9]	0.06[9]	1.44[7,9]	2,266	12
08-31-2021	12.55	0.21[7]	3.37	3.58	(0.16)	(0.48)	(0.64)	15.49	29.36	0.27	0.06	1.47[7]	863	19
08-31-2020	11.68	0.24[7]	1.75	1.99	(0.23)	(0.89)	(1.12)	12.55	17.67	0.30	0.06	2.06[7]	29	31
08-31-2019	13.34	0.23[7]	(0.56)	(0.33)	(0.21)	(1.12)	(1.33)	11.68	(1.05)	0.28	0.07	1.84[7]	34	31
08-31-2018	12.77	0.15[7]	1.27	1.42	(0.22)	(0.63)	(0.85)	13.34	11.44	0.22	0.04	1.16[7]	277	18
08-31-2017	11.69	0.20[7]	1.60	1.80	(0.20)	(0.52)	(0.72)	12.77	16.29	0.20	0.03	1.68[7]	185	38
Class R6
02-28-2022[6]	15.50	0.16[7]	(1.07)	(0.91)	(0.18)	(1.22)	(1.40)	13.19	(6.50)[8]	0.24[9]	0.01[9]	0.71[7,9]	53,788	12
08-31-2021	12.56	0.16[7]	3.43	3.59	(0.17)	(0.48)	(0.65)	15.50	29.40	0.22	0.01	1.14[7]	43,703	19
08-31-2020	11.69	0.20[7]	1.79	1.99	(0.23)	(0.89)	(1.12)	12.56	17.72	0.25	—	1.79[7]	23,312	31
08-31-2019	13.34	0.18[7]	(0.49)	(0.31)	(0.22)	(1.12)	(1.34)	11.69	(0.90)	0.22	—	1.52[7]	15,426	31
08-31-2018	12.77	0.18[7]	1.25	1.43	(0.23)	(0.63)	(0.86)	13.34	11.48	0.19	—	1.40[7]	8,508	18
08-31-2017	11.69	0.19[7]	1.62	1.81	(0.21)	(0.52)	(0.73)	12.77	16.31	0.18	—	1.57[7]	3,528	38
48	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	15.48	0.15[7]	(1.06)	(0.91)	(0.18)	(1.22)	(1.40)	13.17	(6.55)[8]	0.28[9]	0.05[9]	0.54[7,9]	416,121	12
08-31-2021	12.54	0.16[7]	3.42	3.58	(0.16)	(0.48)	(0.64)	15.48	29.40	0.26	0.05	1.13[7]	459,795	19
08-31-2020	11.67	0.21[7]	1.78	1.99	(0.23)	(0.89)	(1.12)	12.54	17.69	0.29	0.05	1.85[7]	377,659	31
08-31-2019	13.32	0.20[7]	(0.52)	(0.32)	(0.21)	(1.12)	(1.33)	11.67	(0.97)	0.26	0.05	1.66[7]	329,347	31
08-31-2018	12.75	0.21[7]	1.21	1.42	(0.22)	(0.63)	(0.85)	13.32	11.44	0.23	0.05	1.60[7]	339,982	18
08-31-2017	11.68	0.20[7]	1.59	1.79	(0.20)	(0.52)	(0.72)	12.75	16.18	0.22	0.05	1.68[7]	318,895	38

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.02, $0.01, $0.02, $0.02 and $0.02 per share and 0.08%, 0.10%, 0.11%, 0.15%, 0.18% and 0.19%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	49

Financial highlights continued
Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	13.72	0.12[7]	(0.94)	(0.82)	(0.11)	(1.02)	(1.13)	11.77	(6.59)[8]	0.63[9]	0.41[9]	0.87[7,9]	161,973	13
08-31-2021	11.22	0.10[7]	3.05	3.15	(0.12)	(0.53)	(0.65)	13.72	28.93	0.61	0.42	0.78[7]	180,069	18
08-31-2020	10.71	0.15[7]	1.61	1.76	(0.17)	(1.08)	(1.25)	11.22	17.15	0.64	0.43	1.45[7]	132,866	32
08-31-2019	12.40	0.14[7]	(0.49)	(0.35)	(0.16)	(1.18)	(1.34)	10.71	(1.29)	0.60	0.41	1.32[7]	104,554	33
08-31-2018	12.17	0.15[7]	1.16	1.31	(0.16)	(0.92)	(1.08)	12.40	11.12	0.56	0.41	1.26[7]	108,685	19
08-31-2017	11.24	0.14[7]	1.54	1.68	(0.15)	(0.60)	(0.75)	12.17	15.83	0.56	0.42	1.24[7]	98,637	30
Class I
02-28-2022[6]	13.84	0.14[7]	(0.95)	(0.81)	(0.15)	(1.02)	(1.17)	11.86	(6.48)[8]	0.33[9]	0.11[9]	1.17[7,9]	315	13
08-31-2021	11.31	0.13[7]	3.08	3.21	(0.15)	(0.53)	(0.68)	13.84	29.28	0.31	0.12	1.02[7]	268	18
08-31-2020	10.77	0.19[7]	1.63	1.82	(0.20)	(1.08)	(1.28)	11.31	17.70	0.34	0.13	1.85[7]	172	32
08-31-2019	12.48	0.14[7]	(0.48)	(0.34)	(0.19)	(1.18)	(1.37)	10.77	(1.12)	0.31	0.12	1.33[7]	199	33
08-31-2018	12.25	0.15[7]	1.20	1.35	(0.20)	(0.92)	(1.12)	12.48	11.37	0.27	0.11	1.18[7]	81	19
08-31-2017	11.31	0.19[7]	1.54	1.73	(0.19)	(0.60)	(0.79)	12.25	16.20	0.25	0.11	1.67[7]	118	30
Class R2
02-28-2022[6]	13.78	0.11[7]	(0.94)	(0.83)	(0.10)	(1.02)	(1.12)	11.83	(6.64)[8]	0.73[9]	0.51[9]	0.76[7,9]	6,441	13
08-31-2021	11.27	0.10[7]	3.05	3.15	(0.11)	(0.53)	(0.64)	13.78	28.81	0.71	0.51	0.77[7]	7,060	18
08-31-2020	10.75	0.14[7]	1.62	1.76	(0.16)	(1.08)	(1.24)	11.27	17.08	0.72	0.51	1.33[7]	3,114	32
08-31-2019	12.43	0.13[7]	(0.49)	(0.36)	(0.14)	(1.18)	(1.32)	10.75	(1.36)	0.69	0.51	1.23[7]	2,592	33
08-31-2018	12.21	0.12[7]	1.17	1.29	(0.15)	(0.92)	(1.07)	12.43	10.90	0.67	0.51	0.95[7]	2,404	19
08-31-2017	11.27	0.11[7]	1.58	1.69	(0.15)	(0.60)	(0.75)	12.21	15.80	0.65	0.50	0.95[7]	1,653	30
Class R4
02-28-2022[6]	13.78	0.13[7]	(0.95)	(0.82)	(0.13)	(1.02)	(1.15)	11.81	(6.56)[8]	0.58[9]	0.26[9]	1.03[7,9]	259	13
08-31-2021	11.26	0.12[7]	3.06	3.18	(0.13)	(0.53)	(0.66)	13.78	29.17	0.56	0.26	0.92[7]	262	18
08-31-2020	10.74	0.15[7]	1.63	1.78	(0.18)	(1.08)	(1.26)	11.26	17.38	0.57	0.26	1.47[7]	181	32
08-31-2019	12.43	0.15[7]	(0.48)	(0.33)	(0.18)	(1.18)	(1.36)	10.74	(1.13)	0.54	0.26	1.38[7]	174	33
08-31-2018	12.20	0.22[7]	1.11	1.33	(0.18)	(0.92)	(1.10)	12.43	11.23	0.52	0.26	1.79[7]	263	19
08-31-2017	11.27	0.15[7]	1.55	1.70	(0.17)	(0.60)	(0.77)	12.20	16.00	0.50	0.25	1.33[7]	489	30
Class R5
02-28-2022[6]	13.88	0.18[7]	(0.98)	(0.80)	(0.16)	(1.02)	(1.18)	11.90	(6.41)[8]	0.27[9]	0.05[9]	1.89[7,9]	5,012	13
08-31-2021	11.34	0.16[7]	3.06	3.22	(0.15)	(0.53)	(0.68)	13.88	29.36	0.26	0.06	1.23[7]	3,009	18
08-31-2020	10.80	0.19[7]	1.64	1.83	(0.21)	(1.08)	(1.29)	11.34	17.71	0.27	0.06	1.79[7]	1,990	32
08-31-2019	12.50	0.22[7]	(0.54)	(0.32)	(0.20)	(1.18)	(1.38)	10.80	(0.99)	0.25	0.06	1.98[7]	1,484	33
08-31-2018	12.27	0.19[7]	1.17	1.36	(0.21)	(0.92)	(1.13)	12.50	11.42	0.21	0.06	1.53[7]	2,729	19
08-31-2017	11.32	0.20[7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.27	16.35	0.21	0.05	1.70[7]	1,408	30
Class R6
02-28-2022[6]	13.85	0.15[7]	(0.96)	(0.81)	(0.16)	(1.02)	(1.18)	11.86	(6.45)[8]	0.23[9]	0.01[9]	1.38[7,9]	71,010	13
08-31-2021	11.31	0.15[7]	3.08	3.23	(0.16)	(0.53)	(0.69)	13.85	29.50	0.21	0.01	1.20[7]	60,389	18
08-31-2020	10.78	0.19[7]	1.63	1.82	(0.21)	(1.08)	(1.29)	11.31	17.72	0.22	—	1.84[7]	38,164	32
08-31-2019	12.48	0.18[7]	(0.49)	(0.31)	(0.21)	(1.18)	(1.39)	10.78	(0.89)	0.20	—	1.70[7]	29,020	33
08-31-2018	12.25	0.18[7]	1.18	1.36	(0.21)	(0.92)	(1.13)	12.48	11.48	0.16	—	1.44[7]	12,631	19
08-31-2017	11.31	0.16[7]	1.58	1.74	(0.20)	(0.60)	(0.80)	12.25	16.34	0.15	—	1.40[7]	4,941	30
50	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	13.86	0.14[7]	(0.94)	(0.80)	(0.16)	(1.02)	(1.18)	11.88	(6.40)[8]	0.27[9]	0.05[9]	1.22[7,9]	684,848	13
08-31-2021	11.32	0.15[7]	3.07	3.22	(0.15)	(0.53)	(0.68)	13.86	29.42	0.25	0.05	1.16[7]	765,559	18
08-31-2020	10.79	0.20[7]	1.62	1.82	(0.21)	(1.08)	(1.29)	11.32	17.65	0.26	0.05	1.88[7]	638,101	32
08-31-2019	12.49	0.19[7]	(0.51)	(0.32)	(0.20)	(1.18)	(1.38)	10.79	(0.95)	0.23	0.05	1.69[7]	599,868	33
08-31-2018	12.25	0.20[7]	1.17	1.37	(0.21)	(0.92)	(1.13)	12.49	11.52	0.20	0.05	1.63[7]	669,149	19
08-31-2017	11.31	0.20[7]	1.54	1.74	(0.20)	(0.60)	(0.80)	12.25	16.27	0.19	0.05	1.70[7]	669,937	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.02, $0.01, $0.02, $0.02 and $0.02 per share and 0.10%, 0.12%, 0.13%, 0.16%, 0.19% and 0.19%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	51

Financial highlights continued
Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	13.88	0.12[7]	(0.91)	(0.79)	(0.12)	(1.05)	(1.17)	11.92	(6.25)[8]	0.64[9]	0.41[9]	1.02[7,9]	188,952	14
08-31-2021	11.50	0.11[7]	2.95	3.06	(0.12)	(0.56)	(0.68)	13.88	27.48	0.62	0.42	0.85[7]	210,327	21
08-31-2020	10.91	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.50	17.18	0.64	0.43	1.50[7]	159,569	33
08-31-2019	12.56	0.15[7]	(0.47)	(0.32)	(0.17)	(1.16)	(1.33)	10.91	(1.09)	0.60	0.41	1.35[7]	127,736	33
08-31-2018	12.29	0.16[7]	1.13	1.29	(0.17)	(0.85)	(1.02)	12.56	10.83	0.56	0.41	1.26[7]	127,662	19
08-31-2017	11.35	0.14[7]	1.56	1.70	(0.16)	(0.60)	(0.76)	12.29	15.81	0.56	0.42	1.24[7]	108,511	32
Class I
02-28-2022[6]	14.00	0.16[7]	(0.94)	(0.78)	(0.16)	(1.05)	(1.21)	12.01	(6.14)[8]	0.34[9]	0.11[9]	1.44[7,9]	813	14
08-31-2021	11.58	0.13[7]	3.00	3.13	(0.15)	(0.56)	(0.71)	14.00	27.96	0.32	0.11	1.04[7]	1,468	21
08-31-2020	10.98	0.20[7]	1.64	1.84	(0.21)	(1.03)	(1.24)	11.58	17.51	0.34	0.13	1.88[7]	645	33
08-31-2019	12.64	0.14[7]	(0.44)	(0.30)	(0.20)	(1.16)	(1.36)	10.98	(0.85)	0.30	0.12	1.27[7]	325	33
08-31-2018	12.36	0.27[7]	1.07	1.34	(0.21)	(0.85)	(1.06)	12.64	11.16	0.26	0.11	2.15[7]	122	19
08-31-2017	11.41	0.19[7]	1.55	1.74	(0.19)	(0.60)	(0.79)	12.36	16.18	0.25	0.11	1.66[7]	104	32
Class R2
02-28-2022[6]	13.92	0.12[7]	(0.92)	(0.80)	(0.11)	(1.05)	(1.16)	11.96	(6.31)[8]	0.74[9]	0.51[9]	0.89[7,9]	6,115	14
08-31-2021	11.53	0.10[7]	2.96	3.06	(0.11)	(0.56)	(0.67)	13.92	27.42	0.72	0.51	0.78[7]	7,442	21
08-31-2020	10.94	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.53	17.04	0.73	0.51	1.50[7]	1,108	33
08-31-2019	12.58	0.11[7]	(0.44)	(0.33)	(0.15)	(1.16)	(1.31)	10.94	(1.18)	0.69	0.51	1.04[7]	987	33
08-31-2018	12.31	0.22[7]	1.06	1.28	(0.16)	(0.85)	(1.01)	12.58	10.71	0.67	0.52	1.77[7]	651	19
08-31-2017	11.37	0.14[7]	1.55	1.69	(0.15)	(0.60)	(0.75)	12.31	15.69	0.64	0.50	1.23[7]	1,288	32
Class R4
02-28-2022[6]	13.90	0.14[7]	(0.91)	(0.77)	(0.15)	(1.05)	(1.20)	11.93	(6.16)[8]	0.59[9]	0.26[9]	1.26[7,9]	425	14
08-31-2021	11.51	0.13[7]	2.96	3.09	(0.14)	(0.56)	(0.70)	13.90	27.71	0.57	0.26	1.02[7]	387	21
08-31-2020	10.92	0.18[7]	1.63	1.81	(0.19)	(1.03)	(1.22)	11.51	17.35	0.58	0.26	1.66[7]	276	33
08-31-2019	12.57	0.17[7]	(0.48)	(0.31)	(0.18)	(1.16)	(1.34)	10.92	(0.94)	0.54	0.26	1.51[7]	224	33
08-31-2018	12.30	0.22[7]	1.09	1.31	(0.19)	(0.85)	(1.04)	12.57	10.97	0.50	0.24	1.72[7]	252	19
08-31-2017	11.36	0.18[7]	1.54	1.72	(0.18)	(0.60)	(0.78)	12.30	16.00	0.50	0.25	1.54[7]	345	32
Class R5
02-28-2022[6]	14.02	0.19[7]	(0.96)	(0.77)	(0.17)	(1.05)	(1.22)	12.03	(6.07)[8]	0.29[9]	0.06[9]	1.96[7,9]	4,138	14
08-31-2021	11.60	0.18[7]	2.96	3.14	(0.16)	(0.56)	(0.72)	14.02	27.97	0.27	0.06	1.34[7]	2,404	21
08-31-2020	10.99	0.18[7]	1.67	1.85	(0.21)	(1.03)	(1.24)	11.60	17.66	0.28	0.06	1.73[7]	327	33
08-31-2019	12.65	0.23[7]	(0.52)	(0.29)	(0.21)	(1.16)	(1.37)	10.99	(0.78)	0.25	0.06	1.99[7]	192	33
08-31-2018	12.37	0.21[7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.65	11.22	0.21	0.06	1.65[7]	830	19
08-31-2017	11.42	0.20[7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.37	16.25	0.20	0.05	1.72[7]	818	32
Class R6
02-28-2022[6]	13.98	0.16[7]	(0.92)	(0.76)	(0.18)	(1.05)	(1.23)	11.99	(6.04)[8]	0.24[9]	0.01[9]	1.52[7,9]	77,418	14
08-31-2021	11.57	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.98	28.02	0.22	0.01	1.24[7]	70,130	21
08-31-2020	10.97	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.57	17.66	0.23	—	1.88[7]	38,274	33
08-31-2019	12.63	0.20[7]	(0.49)	(0.29)	(0.21)	(1.16)	(1.37)	10.97	(0.71)	0.19	—	1.85[7]	28,782	33
08-31-2018	12.35	0.18[7]	1.17	1.35	(0.22)	(0.85)	(1.07)	12.63	11.29	0.16	—	1.43[7]	14,476	19
08-31-2017	11.41	0.18[7]	1.57	1.75	(0.21)	(0.60)	(0.81)	12.35	16.24	0.15	—	1.53[7]	4,053	32
52	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	13.99	0.15[7]	(0.91)	(0.76)	(0.17)	(1.05)	(1.22)	12.01	(6.00)[8]	0.28[9]	0.05[9]	1.37[7,9]	728,582	14
08-31-2021	11.58	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.99	27.93	0.26	0.05	1.24[7]	812,243	21
08-31-2020	10.98	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.58	17.59	0.26	0.05	1.92[7]	690,481	33
08-31-2019	12.64	0.19[7]	(0.48)	(0.29)	(0.21)	(1.16)	(1.37)	10.98	(0.77)	0.23	0.05	1.74[7]	656,081	33
08-31-2018	12.36	0.21[7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.64	11.23	0.20	0.05	1.65[7]	722,948	19
08-31-2017	11.41	0.20[7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.36	16.26	0.19	0.05	1.70[7]	722,764	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.02, $0.02 and $0.02 per share and 0.07%, 0.11%, 0.12%, 0.16% 0.19%, and 0.19%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	53

Financial highlights continued
Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	13.46	0.13[7]	(0.81)	(0.68)	(0.16)	(1.05)	(1.21)	11.57	(5.64)[8]	0.65[9]	0.41[9]	1.21[7,9]	220,905	15
08-31-2021	11.39	0.13[7]	2.63	2.76	(0.12)	(0.57)	(0.69)	13.46	25.10	0.63	0.42	1.01[7]	243,658	26
08-31-2020	10.89	0.17[7]	1.52	1.69	(0.19)	(1.00)	(1.19)	11.39	16.21	0.64	0.43	1.58[7]	188,821	34
08-31-2019	12.38	0.17[7]	(0.40)	(0.23)	(0.18)	(1.08)	(1.26)	10.89	(0.46)	0.59	0.41	1.51[7]	146,789	34
08-31-2018	12.28	0.17[7]	1.02	1.19	(0.18)	(0.91)	(1.09)	12.38	10.05	0.56	0.41	1.38[7]	152,404	19
08-31-2017	11.40	0.16[7]	1.46	1.62	(0.16)	(0.58)	(0.74)	12.28	15.05	0.55	0.42	1.38[7]	125,348	35
Class I
02-28-2022[6]	13.54	0.20[7]	(0.87)	(0.67)	(0.20)	(1.05)	(1.25)	11.62	(5.57)[8]	0.35[9]	0.11[9]	2.15[7,9]	22	15
08-31-2021	11.45	0.09[7]	2.73	2.82	(0.16)	(0.57)	(0.73)	13.54	25.53	0.33	0.11	0.76[7]	100	26
08-31-2020	10.96	0.09[7]	1.64	1.73	(0.24)	(1.00)	(1.24)	11.45	16.50	0.34	0.13	0.92[7]	16	34
08-31-2019	12.46	0.28[7]	(0.48)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.18)	0.31	0.13	2.38[7]	2	34
08-31-2018	12.36	0.21[7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.30	0.26	0.11	1.72[7]	347	19
08-31-2017	11.47	0.19[7]	1.48	1.67	(0.20)	(0.58)	(0.78)	12.36	15.41	0.24	0.11	1.62[7]	273	35
Class R2
02-28-2022[6]	13.53	0.12[7]	(0.82)	(0.70)	(0.15)	(1.05)	(1.20)	11.63	(5.77)[8]	0.75[9]	0.51[9]	1.06[7,9]	9,820	15
08-31-2021	11.44	0.13[7]	2.65	2.78	(0.12)	(0.57)	(0.69)	13.53	25.09	0.72	0.51	1.01[7]	10,905	26
08-31-2020	10.93	0.16[7]	1.53	1.69	(0.18)	(1.00)	(1.18)	11.44	16.13	0.73	0.51	1.56[7]	3,075	34
08-31-2019	12.42	0.16[7]	(0.40)	(0.24)	(0.17)	(1.08)	(1.25)	10.93	(0.57)	0.69	0.51	1.42[7]	2,021	34
08-31-2018	12.32	0.14[7]	1.04	1.18	(0.17)	(0.91)	(1.08)	12.42	9.91	0.66	0.51	1.17[7]	2,064	19
08-31-2017	11.44	0.12[7]	1.50	1.62	(0.16)	(0.58)	(0.74)	12.32	14.91	0.64	0.50	1.02[7]	1,577	35
Class R4
02-28-2022[6]	13.54	0.15[7]	(0.83)	(0.68)	(0.18)	(1.05)	(1.23)	11.63	(5.61)[8]	0.54[9]	0.20[9]	1.52[7,9]	164	15
08-31-2021	11.45	0.15[7]	2.65	2.80	(0.14)	(0.57)	(0.71)	13.54	25.33	0.56	0.24	1.16[7]	128	26
08-31-2020	10.94	0.19[7]	1.53	1.72	(0.21)	(1.00)	(1.21)	11.45	16.42	0.58	0.26	1.79[7]	91	34
08-31-2019	12.44	0.17[7]	(0.39)	(0.22)	(0.20)	(1.08)	(1.28)	10.94	(0.37)	0.54	0.26	1.49[7]	87	34
08-31-2018	12.34	0.19[7]	1.02	1.21	(0.20)	(0.91)	(1.11)	12.44	10.17	0.50	0.25	1.53[7]	627	19
08-31-2017	11.46	0.20[7]	1.44	1.64	(0.18)	(0.58)	(0.76)	12.34	15.18	0.50	0.25	1.68[7]	509	35
Class R5
02-28-2022[6]	13.59	0.17[7]	(0.85)	(0.68)	(0.20)	(1.05)	(1.25)	11.66	(5.56)[8]	0.29[9]	0.05[9]	1.87[7,9]	5,576	15
08-31-2021	11.48	0.18[7]	2.66	2.84	(0.16)	(0.57)	(0.73)	13.59	25.64	0.28	0.06	1.45[7]	4,223	26
08-31-2020	10.96	0.20[7]	1.55	1.75	(0.23)	(1.00)	(1.23)	11.48	16.71	0.28	0.06	1.89[7]	260	34
08-31-2019	12.46	0.21[7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.13)	0.24	0.06	1.79[7]	289	34
08-31-2018	12.36	0.21[7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.36	0.21	0.06	1.71[7]	1,008	19
08-31-2017	11.48	0.22[7]	1.45	1.67	(0.21)	(0.58)	(0.79)	12.36	15.39	0.20	0.05	1.84[7]	796	35
Class R6
02-28-2022[6]	13.58	0.16[7]	(0.83)	(0.67)	(0.21)	(1.05)	(1.26)	11.65	(5.52)[8]	0.25[9]	0.01[9]	1.69[7,9]	92,199	15
08-31-2021	11.47	0.18[7]	2.67	2.85	(0.17)	(0.57)	(0.74)	13.58	25.73	0.23	0.01	1.40[7]	80,488	26
08-31-2020	10.96	0.20[7]	1.54	1.74	(0.23)	(1.00)	(1.23)	11.47	16.68	0.23	—	1.87[7]	46,792	34
08-31-2019	12.46	0.20[7]	(0.39)	(0.19)	(0.23)	(1.08)	(1.31)	10.96	(0.05)	0.19	—	1.88[7]	31,906	34
08-31-2018	12.35	0.20[7]	1.05	1.25	(0.23)	(0.91)	(1.14)	12.46	10.51	0.16	—	1.61[7]	17,412	19
08-31-2017	11.47	0.20[7]	1.47	1.67	(0.21)	(0.58)	(0.79)	12.35	15.46	0.15	—	1.73[7]	6,317	35
54	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	13.59	0.15[7]	(0.82)	(0.67)	(0.21)	(1.05)	(1.26)	11.66	(5.55)[8]	0.29[9]	0.05[9]	1.55[7,9]	863,041	15
08-31-2021	11.48	0.17[7]	2.67	2.84	(0.16)	(0.57)	(0.73)	13.59	25.65	0.27	0.05	1.39[7]	967,161	26
08-31-2020	10.97	0.21[7]	1.53	1.74	(0.23)	(1.00)	(1.23)	11.48	16.61	0.27	0.05	2.01[7]	853,701	34
08-31-2019	12.47	0.21[7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.97	(0.10)	0.23	0.05	1.89[7]	823,762	34
08-31-2018	12.36	0.22[7]	1.02	1.24	(0.22)	(0.91)	(1.13)	12.47	10.45	0.20	0.05	1.78[7]	915,487	19
08-31-2017	11.47	0.21[7]	1.47	1.68	(0.21)	(0.58)	(0.79)	12.36	15.49	0.18	0.05	1.82[7]	917,775	35

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.02, $0.02 and $0.02 per share and 0.05%, 0.08% 0.09%, 0.15%, 0.19%, and 0.19%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	55

Financial highlights continued
Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	12.84	0.14[7]	(0.72)	(0.58)	(0.18)	(0.91)	(1.09)	11.17	(5.03)[8]	0.66[9]	0.41[9]	1.50[7,9]	267,036	14
08-31-2021	11.10	0.14[7]	2.26	2.40	(0.14)	(0.52)	(0.66)	12.84	22.37	0.64	0.42	1.21[7]	290,842	30
08-31-2020	10.64	0.17[7]	1.36	1.53	(0.19)	(0.88)	(1.07)	11.10	15.07	0.65	0.43	1.68[7]	226,690	33
08-31-2019	11.87	0.19[7]	(0.26)	(0.07)	(0.21)	(0.95)	(1.16)	10.64	0.69	0.60	0.41	1.74[7]	182,499	40
08-31-2018	11.91	0.19[7]	0.83	1.02	(0.20)	(0.86)	(1.06)	11.87	8.79	0.56	0.41	1.60[7]	185,975	20
08-31-2017	11.17	0.18[7]	1.28	1.46	(0.18)	(0.54)	(0.72)	11.91	13.84	0.55	0.42	1.55[7]	160,943	36
Class I
02-28-2022[6]	12.82	0.14[7]	(0.71)	(0.57)	(0.21)	(0.91)	(1.12)	11.13	(4.92)[8]	0.36[9]	0.11[9]	1.58[7,9]	2,422	14
08-31-2021	11.07	0.19[7]	2.25	2.44	(0.17)	(0.52)	(0.69)	12.82	22.84	0.34	0.12	1.59[7]	1,754	30
08-31-2020	10.61	0.19[7]	1.38	1.57	(0.23)	(0.88)	(1.11)	11.07	15.44	0.35	0.13	1.86[7]	1,260	33
08-31-2019	11.85	0.21[7]	(0.26)	(0.05)	(0.24)	(0.95)	(1.19)	10.61	0.96	0.31	0.13	2.01[7]	891	40
08-31-2018	11.90	0.20[7]	0.84	1.04	(0.23)	(0.86)	(1.09)	11.85	9.01	0.26	0.11	1.70[7]	755	20
08-31-2017	11.16	0.21[7]	1.28	1.49	(0.21)	(0.54)	(0.75)	11.90	14.22	0.24	0.11	1.89[7]	324	36
Class R2
02-28-2022[6]	12.73	0.13[7]	(0.71)	(0.58)	(0.17)	(0.91)	(1.08)	11.07	(5.08)[8]	0.75[9]	0.51[9]	1.37[7,9]	11,396	14
08-31-2021	11.01	0.14[7]	2.23	2.37	(0.13)	(0.52)	(0.65)	12.73	22.29	0.73	0.51	1.13[7]	12,297	30
08-31-2020	10.56	0.17[7]	1.35	1.52	(0.19)	(0.88)	(1.07)	11.01	15.00	0.74	0.52	1.62[7]	3,304	33
08-31-2019	11.79	0.19[7]	(0.27)	(0.08)	(0.20)	(0.95)	(1.15)	10.56	0.58	0.68	0.50	1.82[7]	2,744	40
08-31-2018	11.84	0.18[7]	0.82	1.00	(0.19)	(0.86)	(1.05)	11.79	8.66	0.66	0.51	1.52[7]	2,347	20
08-31-2017	11.11	0.16[7]	1.28	1.44	(0.17)	(0.54)	(0.71)	11.84	13.74	0.63	0.50	1.44[7]	3,254	36
Class R4
02-28-2022[6]	12.78	0.15[7]	(0.72)	(0.57)	(0.20)	(0.91)	(1.11)	11.10	(4.97)[8]	0.60[9]	0.26[9]	1.71[7,9]	880	14
08-31-2021	11.04	0.16[7]	2.26	2.42	(0.16)	(0.52)	(0.68)	12.78	22.67	0.58	0.26	1.36[7]	845	30
08-31-2020	10.59	0.20[7]	1.34	1.54	(0.21)	(0.88)	(1.09)	11.04	15.23	0.59	0.27	1.91[7]	556	33
08-31-2019	11.82	0.22[7]	(0.28)	(0.06)	(0.22)	(0.95)	(1.17)	10.59	0.86	0.54	0.26	2.07[7]	451	40
08-31-2018	11.87	0.22[7]	0.80	1.02	(0.21)	(0.86)	(1.07)	11.82	8.88	0.51	0.25	1.85[7]	509	20
08-31-2017	11.14	0.20[7]	1.27	1.47	(0.20)	(0.54)	(0.74)	11.87	13.99	0.50	0.25	1.81[7]	820	36
Class R5
02-28-2022[6]	12.81	0.17[7]	(0.74)	(0.57)	(0.22)	(0.91)	(1.13)	11.11	(4.95)[8]	0.31[9]	0.06[9]	2.04[7,9]	7,764	14
08-31-2021	11.06	0.20[7]	2.25	2.45	(0.18)	(0.52)	(0.70)	12.81	22.92	0.28	0.06	1.66[7]	6,770	30
08-31-2020	10.61	0.25[7]	1.31	1.56	(0.23)	(0.88)	(1.11)	11.06	15.44	0.28	0.06	2.36[7]	747	33
08-31-2019	11.85	0.22[7]	(0.26)	(0.04)	(0.25)	(0.95)	(1.20)	10.61	1.03	0.25	0.06	2.08[7]	947	40
08-31-2018	11.89	0.22[7]	0.84	1.06	(0.24)	(0.86)	(1.10)	11.85	9.19	0.21	0.06	1.90[7]	1,902	20
08-31-2017	11.16	0.23[7]	1.26	1.49	(0.22)	(0.54)	(0.76)	11.89	14.20	0.19	0.05	2.06[7]	1,305	36
Class R6
02-28-2022[6]	12.81	0.17[7]	(0.73)	(0.56)	(0.23)	(0.91)	(1.14)	11.11	(4.90)[8]	0.25[9]	0.01[9]	1.97[7,9]	103,373	14
08-31-2021	11.06	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.81	22.98	0.23	0.01	1.59[7]	89,308	30
08-31-2020	10.61	0.21[7]	1.36	1.57	(0.24)	(0.88)	(1.12)	11.06	15.50	0.23	—	2.05[7]	53,240	33
08-31-2019	11.85	0.22[7]	(0.25)	(0.03)	(0.26)	(0.95)	(1.21)	10.61	1.10	0.20	—	2.08[7]	38,634	40
08-31-2018	11.89	0.21[7]	0.85	1.06	(0.24)	(0.86)	(1.10)	11.85	9.24	0.16	—	1.79[7]	21,191	20
08-31-2017	11.16	0.20[7]	1.30	1.50	(0.23)	(0.54)	(0.77)	11.89	14.26	0.14	—	1.76[7]	7,367	36
56	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	12.82	0.16[7]	(0.73)	(0.57)	(0.22)	(0.91)	(1.13)	11.12	(4.93)[8]	0.30[9]	0.05[9]	1.84[7,9]	987,627	14
08-31-2021	11.07	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.82	22.91	0.27	0.05	1.60[7]	1,081,454	30
08-31-2020	10.62	0.22[7]	1.34	1.56	(0.23)	(0.88)	(1.11)	11.07	15.43	0.27	0.05	2.11[7]	978,135	33
08-31-2019	11.85	0.23[7]	(0.26)	(0.03)	(0.25)	(0.95)	(1.20)	10.62	1.12	0.23	0.05	2.12[7]	967,661	40
08-31-2018	11.90	0.23[7]	0.82	1.05	(0.24)	(0.86)	(1.10)	11.85	9.09	0.20	0.05	1.98[7]	1,081,097	20
08-31-2017	11.16	0.22[7]	1.28	1.50	(0.22)	(0.54)	(0.76)	11.90	14.29	0.18	0.05	1.99[7]	1,098,168	36

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.02, $0.02 and $0.02 per share and 0.05%, 0.09%, 0.10%, 0.16%, 0.20% and 0.20%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	57

Financial highlights continued
Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	12.17	0.15[7]	(0.61)	(0.46)	(0.20)	(0.93)	(1.13)	10.58	(4.23)[8]	0.67[9]	0.41[9]	1.80[7,9]	247,063	16
08-31-2021	10.79	0.17[7]	1.88	2.05	(0.16)	(0.51)	(0.67)	12.17	19.63	0.66	0.42	1.49[7]	270,307	30
08-31-2020	10.44	0.18[7]	1.14	1.32	(0.21)	(0.76)	(0.97)	10.79	13.24	0.66	0.43	1.75[7]	213,868	35
08-31-2019	11.46	0.21[7]	(0.14)	0.07	(0.23)	(0.86)	(1.09)	10.44	1.80	0.60	0.41	2.01[7]	180,550	39
08-31-2018	11.62	0.21[7]	0.63	0.84	(0.22)	(0.78)	(1.00)	11.46	7.40	0.56	0.41	1.83[7]	176,446	21
08-31-2017	11.07	0.20[7]	1.08	1.28	(0.21)	(0.52)	(0.73)	11.62	12.22	0.55	0.42	1.78[7]	157,054	37
Class I
02-28-2022[6]	12.13	0.16[7]	(0.60)	(0.44)	(0.24)	(0.93)	(1.17)	10.52	(4.14)[8]	0.37[9]	0.11[9]	2.11[7,9]	2,470	16
08-31-2021	10.76	0.22[7]	1.85	2.07	(0.19)	(0.51)	(0.70)	12.13	19.90	0.36	0.12	1.90[7]	2,701	30
08-31-2020	10.41	0.20[7]	1.16	1.36	(0.25)	(0.76)	(1.01)	10.76	13.61	0.36	0.13	1.96[7]	2,094	35
08-31-2019	11.43	0.15[7]	(0.05)	0.10	(0.26)	(0.86)	(1.12)	10.41	2.17	0.31	0.12	1.55[7]	1,502	39
08-31-2018	11.59	0.24[7]	0.63	0.87	(0.25)	(0.78)	(1.03)	11.43	7.73	0.27	0.11	2.09[7]	81	21
08-31-2017	11.04	0.23[7]	1.08	1.31	(0.24)	(0.52)	(0.76)	11.59	12.61	0.24	0.11	2.05[7]	165	37
Class R2
02-28-2022[6]	12.07	0.14[7]	(0.60)	(0.46)	(0.19)	(0.93)	(1.12)	10.49	(4.28)[8]	0.78[9]	0.52[9]	1.67[7,9]	11,119	16
08-31-2021	10.71	0.17[7]	1.85	2.02	(0.15)	(0.51)	(0.66)	12.07	19.51	0.72	0.48	1.46[7]	13,021	30
08-31-2020	10.37	0.16[7]	1.15	1.31	(0.21)	(0.76)	(0.97)	10.71	13.16	0.75	0.52	1.62[7]	4,775	35
08-31-2019	11.39	0.18[7]	(0.12)	0.06	(0.22)	(0.86)	(1.08)	10.37	1.71	0.69	0.50	1.80[7]	4,273	39
08-31-2018	11.56	0.20[7]	0.62	0.82	(0.21)	(0.78)	(0.99)	11.39	7.26	0.66	0.50	1.75[7]	2,723	21
08-31-2017	11.01	0.16[7]	1.11	1.27	(0.20)	(0.52)	(0.72)	11.56	12.20	0.64	0.50	1.49[7]	2,593	37
Class R4
02-28-2022[6]	12.13	0.15[7]	(0.60)	(0.45)	(0.22)	(0.93)	(1.15)	10.53	(4.19)[8]	0.62[9]	0.26[9]	1.93[7,9]	731	16
08-31-2021	10.76	0.19[7]	1.86	2.05	(0.17)	(0.51)	(0.68)	12.13	19.76	0.59	0.25	1.65[7]	698	30
08-31-2020	10.41	0.20[7]	1.14	1.34	(0.23)	(0.76)	(0.99)	10.76	13.45	0.60	0.26	1.95[7]	488	35
08-31-2019	11.44	0.23[7]	(0.15)	0.08	(0.25)	(0.86)	(1.11)	10.41	1.91	0.55	0.26	2.22[7]	736	39
08-31-2018	11.60	0.22[7]	0.64	0.86	(0.24)	(0.78)	(1.02)	11.44	7.56	0.52	0.26	1.96[7]	759	21
08-31-2017	11.05	0.22[7]	1.08	1.30	(0.23)	(0.52)	(0.75)	11.60	12.45	0.49	0.25	1.99[7]	785	37
Class R5
02-28-2022[6]	12.12	0.18[7]	(0.62)	(0.44)	(0.24)	(0.93)	(1.17)	10.51	(4.09)[8]	0.31[9]	0.05[9]	2.41[7,9]	6,613	16
08-31-2021	10.75	0.23[7]	1.84	2.07	(0.19)	(0.51)	(0.70)	12.12	19.98	0.30	0.06	1.98[7]	4,855	30
08-31-2020	10.40	0.23[7]	1.13	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.30	0.06	2.25[7]	1,251	35
08-31-2019	11.43	0.25[7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.14	0.25	0.07	2.37[7]	1,342	39
08-31-2018	11.60	0.23[7]	0.64	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.21	0.05	2.06[7]	1,635	21
08-31-2017	11.05	0.27[7]	1.05	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.19	0.05	2.47[7]	1,182	37
Class R6
02-28-2022[6]	12.11	0.17[7]	(0.60)	(0.43)	(0.25)	(0.93)	(1.18)	10.50	(4.03)[8]	0.27[9]	0.01[9]	2.29[7,9]	77,265	16
08-31-2021	10.74	0.21[7]	1.87	2.08	(0.20)	(0.51)	(0.71)	12.11	20.06	0.25	0.01	1.89[7]	70,692	30
08-31-2020	10.40	0.21[7]	1.15	1.36	(0.26)	(0.76)	(1.02)	10.74	13.67	0.25	—	2.12[7]	48,742	35
08-31-2019	11.42	0.25[7]	(0.13)	0.12	(0.28)	(0.86)	(1.14)	10.40	2.31	0.20	—	2.44[7]	38,659	39
08-31-2018	11.59	0.24[7]	0.64	0.88	(0.27)	(0.78)	(1.05)	11.42	7.77	0.17	—	2.14[7]	22,698	21
08-31-2017	11.04	0.21[7]	1.11	1.32	(0.25)	(0.52)	(0.77)	11.59	12.75	0.14	—	1.88[7]	8,987	37
58	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	12.12	0.17[7]	(0.60)	(0.43)	(0.24)	(0.93)	(1.17)	10.52	(4.08)[8]	0.31[9]	0.05[9]	2.16[7,9]	883,227	16
08-31-2021	10.75	0.21[7]	1.86	2.07	(0.19)	(0.51)	(0.70)	12.12	19.99	0.29	0.05	1.87[7]	989,063	30
08-31-2020	10.40	0.22[7]	1.14	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.28	0.05	2.19[7]	935,821	35
08-31-2019	11.43	0.25[7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.15	0.24	0.05	2.42[7]	983,455	39
08-31-2018	11.60	0.25[7]	0.62	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.20	0.05	2.21[7]	1,136,209	21
08-31-2017	11.05	0.25[7]	1.07	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.18	0.05	2.22[7]	1,176,137	37

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.02, $0.02 and $0.02 per share and 0.04%, 0.08%, 0.09%, 0.15%, 0.19% and 0.20%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	59

Financial highlights continued
Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	10.90	0.14[7]	(0.49)	(0.35)	(0.22)	(0.90)	(1.12)	9.43	(3.67)[8]	0.70[9]	0.41[9]	2.15[7,9]	210,423	16
08-31-2021	10.06	0.19[7]	1.39	1.58	(0.18)	(0.56)	(0.74)	10.90	16.29	0.69	0.42	1.79[7]	234,516	29
08-31-2020	9.89	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.06	11.32	0.69	0.43	1.93[7]	193,591	37
08-31-2019	10.66	0.22[7]	(0.03)	0.19	(0.24)	(0.72)	(0.96)	9.89	2.89	0.62	0.41	2.27[7]	171,370	40
08-31-2018	10.93	0.22[7]	0.41	0.63	(0.23)	(0.67)	(0.90)	10.66	5.92	0.57	0.41	2.02[7]	171,973	19
08-31-2017	10.64	0.22[7]	0.82	1.04	(0.23)	(0.52)	(0.75)	10.93	10.42	0.55	0.42	2.05[7]	144,135	35
Class I
02-28-2022[6]	10.92	0.19[7]	(0.52)	(0.33)	(0.25)	(0.90)	(1.15)	9.44	(3.48)[8]	0.40[9]	0.11[9]	3.07[7,9]	1,031	16
08-31-2021	10.08	0.21[7]	1.39	1.60	(0.20)	(0.56)	(0.76)	10.92	16.57	0.39	0.12	2.04[7]	446	29
08-31-2020	9.90	0.20[7]	0.91	1.11	(0.26)	(0.67)	(0.93)	10.08	11.75	0.39	0.12	2.12[7]	477	37
08-31-2019	10.67	0.26[7]	(0.04)	0.22	(0.27)	(0.72)	(0.99)	9.90	3.23	0.33	0.13	2.63[7]	230	40
08-31-2018	10.94	0.23[7]	0.43	0.66	(0.26)	(0.67)	(0.93)	10.67	6.23	0.28	0.11	2.21[7]	705	19
08-31-2017	10.65	0.24[7]	0.83	1.07	(0.26)	(0.52)	(0.78)	10.94	10.76	0.24	0.11	2.31[7]	155	35
Class R2
02-28-2022[6]	10.84	0.14[7]	(0.49)	(0.35)	(0.21)	(0.90)	(1.11)	9.38	(3.68)[8]	0.80[9]	0.50[9]	2.08[7,9]	5,861	16
08-31-2021	10.01	0.19[7]	1.37	1.56	(0.17)	(0.56)	(0.73)	10.84	16.20	0.73	0.45	1.86[7]	6,093	29
08-31-2020	9.84	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.01	11.30	0.77	0.51	1.88[7]	1,014	37
08-31-2019	10.61	0.22[7]	(0.04)	0.18	(0.23)	(0.72)	(0.95)	9.84	2.77	0.71	0.51	2.23[7]	1,098	40
08-31-2018	10.89	0.20[7]	0.41	0.61	(0.22)	(0.67)	(0.89)	10.61	5.74	0.67	0.51	1.86[7]	1,440	19
08-31-2017	10.60	0.21[7]	0.82	1.03	(0.22)	(0.52)	(0.74)	10.89	10.37	0.65	0.50	2.02[7]	1,778	35
Class R4
02-28-2022[6]	10.85	0.17[7]	(0.51)	(0.34)	(0.24)	(0.90)	(1.14)	9.37	(3.64)[8]	0.65[9]	0.26[9]	2.58[7,9]	263	16
08-31-2021	10.01	0.21[7]	1.38	1.59	(0.19)	(0.56)	(0.75)	10.85	16.55	0.63	0.25	2.04[7]	599	29
08-31-2020	9.85	0.21[7]	0.87	1.08	(0.25)	(0.67)	(0.92)	10.01	11.45	0.63	0.27	2.23[7]	144	37
08-31-2019	10.62	0.23[7]	(0.02)	0.21	(0.26)	(0.72)	(0.98)	9.85	3.07	0.56	0.26	2.39[7]	239	40
08-31-2018	10.89	0.27[7]	0.37	0.64	(0.24)	(0.67)	(0.91)	10.62	6.11	0.52	0.25	2.51[7]	211	19
08-31-2017	10.61	0.25[7]	0.80	1.05	(0.25)	(0.52)	(0.77)	10.89	10.55	0.50	0.25	2.35[7]	513	35
Class R5
02-28-2022[6]	10.90	0.17[7]	(0.50)	(0.33)	(0.26)	(0.90)	(1.16)	9.41	(3.52)[8]	0.35[9]	0.06[9]	2.63[7,9]	7,911	16
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.68	0.33	0.06	2.23[7]	8,917	29
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.74	0.33	0.06	2.37[7]	3,949	37
08-31-2019	10.66	0.27[7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.29	0.27	0.06	2.71[7]	3,778	40
08-31-2018	10.93	0.25[7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.22	0.06	2.37[7]	5,384	19
08-31-2017	10.64	0.25[7]	0.83	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.20	0.05	2.40[7]	4,687	35
Class R6
02-28-2022[6]	10.88	0.17[7]	(0.50)	(0.33)	(0.26)	(0.90)	(1.16)	9.39	(3.47)[8]	0.30[9]	0.01[9]	2.61[7,9]	39,331	16
08-31-2021	10.04	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.88	16.77	0.29	0.01	2.24[7]	33,944	29
08-31-2020	9.87	0.23[7]	0.89	1.12	(0.28)	(0.67)	(0.95)	10.04	11.82	0.28	—	2.39[7]	28,864	37
08-31-2019	10.65	0.26[7]	(0.03)	0.23	(0.29)	(0.72)	(1.01)	9.87	3.28	0.21	—	2.67[7]	28,384	40
08-31-2018	10.92	0.25[7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.65	6.36	0.17	—	2.32[7]	16,997	19
08-31-2017	10.63	0.24[7]	0.84	1.08	(0.27)	(0.52)	(0.79)	10.92	10.92	0.15	—	2.31[7]	10,285	35
60	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	10.90	0.16[7]	(0.49)	(0.33)	(0.26)	(0.90)	(1.16)	9.41	(3.50)[8]	0.34[9]	0.05[9]	2.51[7,9]	413,338	16
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.69	0.33	0.05	2.19[7]	471,564	29
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.75	0.31	0.05	2.37[7]	508,214	37
08-31-2019	10.66	0.27[7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.32	0.25	0.05	2.69[7]	590,329	40
08-31-2018	10.93	0.26[7]	0.41	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.21	0.05	2.44[7]	733,558	19
08-31-2017	10.64	0.26[7]	0.82	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.18	0.05	2.50[7]	821,058	35

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.02, $0.02 and $0.02 per share and 0.05%, 0.07%, 0.09%, 0.15%, 0.20% and 0.21%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	61

Financial highlights continued
Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	9.73	0.14[7]	(0.42)	(0.28)	(0.21)	(0.63)	(0.84)	8.61	(3.21)[8]	0.76[9]	0.41[9]	2.33[7,9]	99,601	14
08-31-2021	9.15	0.19[7]	1.08	1.27	(0.18)	(0.51)	(0.69)	9.73	14.43	0.75	0.42	2.00[7]	109,061	27
08-31-2020	9.12	0.18[7]	0.66	0.84	(0.23)	(0.58)	(0.81)	9.15	9.64	0.76	0.43	2.06[7]	97,644	41
08-31-2019	9.75	0.23[7]	0.04	0.27	(0.26)	(0.64)	(0.90)	9.12	3.85	0.66	0.41	2.53[7]	91,688	41
08-31-2018	10.13	0.22[7]	0.23	0.45	(0.24)	(0.59)	(0.83)	9.75	4.54	0.60	0.41	2.22[7]	98,847	17
08-31-2017	10.02	0.22[7]	0.60	0.82	(0.24)	(0.47)	(0.71)	10.13	8.81	0.58	0.42	2.26[7]	90,426	38
Class I
02-28-2022[6]	9.74	0.15[7]	(0.41)	(0.26)	(0.24)	(0.63)	(0.87)	8.61	(3.02)[8]	0.46[9]	0.11[9]	2.63[7,9]	931	14
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.20)	(0.51)	(0.71)	9.74	14.73	0.45	0.12	2.31[7]	863	27
08-31-2020	9.13	0.21[7]	0.66	0.87	(0.26)	(0.58)	(0.84)	9.16	9.97	0.46	0.13	2.38[7]	823	41
08-31-2019	9.76	0.25[7]	0.05	0.30	(0.29)	(0.64)	(0.93)	9.13	4.21	0.37	0.13	2.82[7]	670	41
08-31-2018	10.14	0.24[7]	0.24	0.48	(0.27)	(0.59)	(0.86)	9.76	4.85	0.31	0.11	2.49[7]	610	17
08-31-2017	10.02	0.22[7]	0.65	0.87	(0.28)	(0.47)	(0.75)	10.14	9.27	0.27	0.11	2.27[7]	369	38
Class R2
02-28-2022[6]	9.67	0.11[7]	(0.39)	(0.28)	(0.20)	(0.63)	(0.83)	8.56	(3.21)[8]	0.86[9]	0.51[9]	1.67[7,9]	829	14
08-31-2021	9.09	0.19[7]	1.07	1.26	(0.17)	(0.51)	(0.68)	9.67	14.45	0.80	0.46	2.00[7]	2,331	27
08-31-2020	9.07	0.12[7]	0.71	0.83	(0.23)	(0.58)	(0.81)	9.09	9.52	0.84	0.51	1.39[7]	164	41
08-31-2019	9.69	0.23[7]	0.04	0.27	(0.25)	(0.64)	(0.89)	9.07	3.87	0.73	0.49	2.53[7]	33	41
08-31-2018	10.09	0.17[7]	0.25	0.42	(0.23)	(0.59)	(0.82)	9.69	4.16	0.71	0.51	1.71[7]	47	17
08-31-2017	9.98	0.19[7]	0.63	0.82	(0.24)	(0.47)	(0.71)	10.09	8.88	0.66	0.50	1.94[7]	584	38
Class R4
02-28-2022[6]	9.75	0.15[7]	(0.41)	(0.26)	(0.24)	(0.63)	(0.87)	8.62	(2.99)[8]	0.62[9]	0.16[9]	2.64[7,9]	9	14
08-31-2021	9.12	0.21[7]	1.12	1.33	(0.19)	(0.51)	(0.70)	9.75	15.27	0.67	0.23	2.21[7]	10	27
08-31-2020	9.09	0.19[7]	0.67	0.86	(0.25)	(0.58)	(0.83)	9.12	9.85	0.70	0.27	2.22[7]	12	41
08-31-2019	9.72	0.25[7]	0.04	0.29	(0.28)	(0.64)	(0.92)	9.09	4.06	0.61	0.26	2.74[7]	11	41
08-31-2018	10.11	0.24[7]	0.22	0.46	(0.26)	(0.59)	(0.85)	9.72	4.62	0.56	0.26	2.45[7]	65	17
08-31-2017	10.00	0.25[7]	0.59	0.84	(0.26)	(0.47)	(0.73)	10.11	9.04	0.52	0.25	2.54[7]	95	38
Class R5
02-28-2022[6]	9.73	0.15[7]	(0.42)	(0.27)	(0.24)	(0.63)	(0.87)	8.59	(3.08)[8]	0.41[9]	0.06[9]	2.72[7,9]	242	14
08-31-2021	9.15	0.22[7]	1.08	1.30	(0.21)	(0.51)	(0.72)	9.73	14.80	0.40	0.06	2.29[7]	262	27
08-31-2020	9.12	0.22[7]	0.66	0.88	(0.27)	(0.58)	(0.85)	9.15	10.06	0.39	0.06	2.52[7]	322	41
08-31-2019	9.75	0.28[7]	0.03	0.31	(0.30)	(0.64)	(0.94)	9.12	4.27	0.31	0.07	2.97[7]	323	41
08-31-2018	10.14	0.26[7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.26	0.06	2.66[7]	1,206	17
08-31-2017	10.02	0.26[7]	0.61	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.22	0.05	2.61[7]	1,292	38
Class R6
02-28-2022[6]	9.74	0.15[7]	(0.41)	(0.26)	(0.25)	(0.63)	(0.88)	8.60	(3.03)[8]	0.36[9]	0.01[9]	2.75[7,9]	12,087	14
08-31-2021	9.16	0.23[7]	1.07	1.30	(0.21)	(0.51)	(0.72)	9.74	14.86	0.35	0.01	2.43[7]	12,107	27
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.24	0.34	—	2.52[7]	11,162	41
08-31-2019	9.76	0.26[7]	0.04	0.30	(0.30)	(0.64)	(0.94)	9.12	4.23	0.26	—	2.93[7]	11,764	41
08-31-2018	10.14	0.24[7]	0.25	0.49	(0.28)	(0.59)	(0.87)	9.76	4.96	0.21	—	2.49[7]	7,076	17
08-31-2017	10.03	0.23[7]	0.64	0.87	(0.29)	(0.47)	(0.76)	10.14	9.29	0.17	—	2.39[7]	3,109	38
62	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	9.73	0.15[7]	(0.40)	(0.25)	(0.25)	(0.63)	(0.88)	8.60	(2.96)[8]	0.40[9]	0.05[9]	2.70[7,9]	125,742	14
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.21)	(0.51)	(0.72)	9.73	14.69	0.39	0.05	2.39[7]	138,822	27
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.19	0.38	0.05	2.48[7]	156,575	41
08-31-2019	9.75	0.27[7]	0.04	0.31	(0.30)	(0.64)	(0.94)	9.12	4.28	0.30	0.05	2.98[7]	192,409	41
08-31-2018	10.14	0.26[7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.24	0.05	2.62[7]	253,242	17
08-31-2017	10.02	0.27[7]	0.60	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.21	0.05	2.70[7]	324,331	38

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.02, $0.02 and $0.02 per share and 0.04%, 0.07%, 0.09%, 0.16%, 0.21% and 0.22%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	63

Financial highlights continued
Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2022[6]	9.41	0.14[7]	(0.38)	(0.24)	(0.22)	(0.49)	(0.71)	8.46	(2.81)[8]	0.81[9]	0.41[9]	2.52[7,9]	48,418	15
08-31-2021	8.93	0.20[7]	0.89	1.09	(0.19)	(0.42)	(0.61)	9.41	12.62	0.80	0.42	2.16[7]	52,276	34
08-31-2020	8.86	0.19[7]	0.54	0.73	(0.23)	(0.43)	(0.66)	8.93	8.50	0.81	0.43	2.18[7]	45,532	46
08-31-2019	9.25	0.23[7]	0.11	0.34	(0.26)	(0.47)	(0.73)	8.86	4.50	0.70	0.41	2.68[7]	45,444	48
08-31-2018	9.54	0.22[7]	0.12	0.34	(0.23)	(0.40)	(0.63)	9.25	3.65	0.64	0.41	2.36[7]	46,288	20
08-31-2017	9.49	0.22[7]	0.46	0.68	(0.24)	(0.39)	(0.63)	9.54	7.71	0.61	0.42	2.38[7]	47,800	39
Class I
02-28-2022[6]	9.41	0.15[7]	(0.37)	(0.22)	(0.25)	(0.49)	(0.74)	8.45	(2.63)[8]	0.51[9]	0.11[9]	2.85[7,9]	534	15
08-31-2021	8.93	0.22[7]	0.89	1.11	(0.21)	(0.42)	(0.63)	9.41	12.93	0.50	0.12	2.46[7]	452	34
08-31-2020	8.87	0.20[7]	0.54	0.74	(0.25)	(0.43)	(0.68)	8.93	8.70	0.51	0.13	2.34[7]	503	46
08-31-2019	9.25	0.27[7]	0.11	0.38	(0.29)	(0.47)	(0.76)	8.87	4.98	0.42	0.13	3.03[7]	133	48
08-31-2018	9.55	0.24[7]	0.12	0.36	(0.26)	(0.40)	(0.66)	9.25	3.84	0.35	0.11	2.57[7]	158	20
08-31-2017	9.49	0.23[7]	0.49	0.72	(0.27)	(0.39)	(0.66)	9.55	8.17	0.30	0.11	2.51[7]	202	39
Class R2
02-28-2022[6]	9.39	0.13[7]	(0.37)	(0.24)	(0.21)	(0.49)	(0.70)	8.45	(2.88)[8]	0.90[9]	0.50[9]	2.45[7,9]	558	15
08-31-2021	8.91	0.19[7]	0.89	1.08	(0.18)	(0.42)	(0.60)	9.39	12.60	0.84	0.45	2.13[7]	568	34
08-31-2020	8.85	0.18[7]	0.53	0.71	(0.22)	(0.43)	(0.65)	8.91	8.31	0.90	0.51	2.10[7]	359	46
08-31-2019	9.23	0.22[7]	0.12	0.34	(0.25)	(0.47)	(0.72)	8.85	4.51	0.80	0.51	2.57[7]	491	48
08-31-2018	9.53	0.21[7]	0.11	0.32	(0.22)	(0.40)	(0.62)	9.23	3.45	0.75	0.51	2.21[7]	452	20
08-31-2017	9.47	0.16[7]	0.53	0.69	(0.24)	(0.39)	(0.63)	9.53	7.75	0.67	0.48	1.71[7]	522	39
Class R4
02-28-2022[6]	9.41	0.15[7]	(0.39)	(0.24)	(0.23)	(0.49)	(0.72)	8.45	(2.77)[8]	0.76[9]	0.26[9]	2.67[7,9]	57	15
08-31-2021	8.92	0.21[7]	0.90	1.11	(0.20)	(0.42)	(0.62)	9.41	12.92	0.74	0.26	2.32[7]	66	34
08-31-2020	8.86	0.20[7]	0.53	0.73	(0.24)	(0.43)	(0.67)	8.92	8.57	0.75	0.26	2.33[7]	52	46
08-31-2019	9.24	0.24[7]	0.12	0.36	(0.27)	(0.47)	(0.74)	8.86	4.79	0.65	0.26	2.78[7]	89	48
08-31-2018	9.54	0.25[7]	0.10	0.35	(0.25)	(0.40)	(0.65)	9.24	3.70	0.57	0.23	2.67[7]	73	20
08-31-2017	9.48	0.25[7]	0.46	0.71	(0.26)	(0.39)	(0.65)	9.54	8.03	0.56	0.25	2.71[7]	247	39
Class R5
02-28-2022[6]	9.42	0.15[7]	(0.38)	(0.23)	(0.25)	(0.49)	(0.74)	8.45	(2.58)[8]	0.46[9]	0.06[9]	2.89[7,9]	698	15
08-31-2021	8.93	0.24[7]	0.89	1.13	(0.22)	(0.42)	(0.64)	9.42	12.99	0.44	0.05	2.58[7]	701	34
08-31-2020	8.87	0.24[7]	0.51	0.75	(0.26)	(0.43)	(0.69)	8.93	8.78	0.45	0.06	2.76[7]	25	46
08-31-2019	9.25	0.28[7]	0.10	0.38	(0.29)	(0.47)	(0.76)	8.87	5.03	0.35	0.06	3.21[7]	34	48
08-31-2018	9.55	0.31[7]	0.06	0.37	(0.27)	(0.40)	(0.67)	9.25	3.90	0.30	0.05	3.20[7]	43	20
08-31-2017	9.50	0.25[7]	0.47	0.72	(0.28)	(0.39)	(0.67)	9.55	8.13	0.25	0.05	2.74[7]	364	39
Class R6
02-28-2022[6]	9.43	0.16[7]	(0.38)	(0.22)	(0.26)	(0.49)	(0.75)	8.46	(2.62)[8]	0.41[9]	0.01[9]	2.97[7,9]	11,462	15
08-31-2021	8.94	0.23[7]	0.90	1.13	(0.22)	(0.42)	(0.64)	9.43	13.17	0.40	0.01	2.57[7]	10,913	34
08-31-2020	8.88	0.22[7]	0.53	0.75	(0.26)	(0.43)	(0.69)	8.94	8.83	0.40	—	2.59[7]	8,496	46
08-31-2019	9.26	0.26[7]	0.13	0.39	(0.30)	(0.47)	(0.77)	8.88	5.09	0.30	—	2.97[7]	8,356	48
08-31-2018	9.56	0.25[7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.95	0.25	—	2.69[7]	3,754	20
08-31-2017	9.50	0.22[7]	0.51	0.73	(0.28)	(0.39)	(0.67)	9.56	8.29	0.20	—	2.40[7]	2,044	39
64	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2022[6]	9.42	0.16[7]	(0.38)	(0.22)	(0.25)	(0.49)	(0.74)	8.46	(2.56)[8]	0.45[9]	0.05[9]	2.90[7,9]	102,464	15
08-31-2021	8.94	0.23[7]	0.89	1.12	(0.22)	(0.42)	(0.64)	9.42	13.00	0.44	0.05	2.55[7]	113,965	34
08-31-2020	8.87	0.22[7]	0.54	0.76	(0.26)	(0.43)	(0.69)	8.94	8.90	0.44	0.05	2.56[7]	118,858	46
08-31-2019	9.26	0.27[7]	0.10	0.37	(0.29)	(0.47)	(0.76)	8.87	4.92	0.34	0.05	3.07[7]	134,078	48
08-31-2018	9.56	0.25[7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.90	0.29	0.05	2.72[7]	161,261	20
08-31-2017	9.50	0.26[7]	0.47	0.73	(0.28)	(0.39)	(0.67)	9.56	8.24	0.24	0.05	2.83[7]	193,321	39

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.02, $0.02 and $0.02 per share and 0.05%, 0.08%, 0.09%, 0.17%, 0.23% and 0.24%, for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18, and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	65

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
66	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$20,876,366	$20,876,366	—	—
Unaffiliated investment companies	1,635,634	1,635,634	—	—
U.S. Government and Agency obligations	425,439	—	$425,439	—
Short-term investments	34,940	34,940	—	—
Total investments in securities	$22,972,379	$22,546,940	$425,439	—

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$181,952,074	$181,952,074	—	—
Unaffiliated investment companies	14,287,726	14,287,726	—	—
Common stocks	3,165	—	—	$3,165
U.S. Government and Agency obligations	4,068,851	—	$4,068,851	—
Short-term investments	89,649	89,649	—	—
Total investments in securities	$200,401,465	$196,329,449	$4,068,851	$3,165

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$307,786,274	$307,786,274	—	—
Unaffiliated investment companies	24,129,417	24,129,417	—	—
Common stocks	8,987	—	—	$8,987
U.S. Government and Agency obligations	6,909,395	—	$6,909,395	—
Short-term investments	139,985	139,985	—	—
Total investments in securities	$338,974,058	$332,055,676	$6,909,395	$8,987

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$514,820,872	$514,820,872	—	—
Unaffiliated investment companies	40,504,181	40,504,181	—	—
Common stocks	18,218	—	—	$18,218
U.S. Government and Agency obligations	11,594,342	—	$11,594,342	—
Short-term investments	217,691	217,691	—	—
Total investments in securities	$567,155,304	$555,542,744	$11,594,342	$18,218

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$841,466,369	$841,466,369	—	—
Unaffiliated investment companies	65,336,564	65,336,564	—	—
Common stocks	33,778	—	—	$33,778
U.S. Government and Agency obligations	22,108,246	—	$22,108,246	—
Short-term investments	919,786	919,786	—	—
Total investments in securities	$929,864,743	$907,722,719	$22,108,246	$33,778

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	67

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$889,355,902	$889,355,902	—	—
Unaffiliated investment companies	70,181,599	70,181,599	—	—
Common stocks	37,108	—	—	$37,108
U.S. Government and Agency obligations	46,053,985	—	$46,053,985	—
Short-term investments	852,209	852,209	—	—
Total investments in securities	$1,006,480,803	$960,389,710	$46,053,985	$37,108

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,040,216,008	$1,040,216,008	—	—
Unaffiliated investment companies	72,919,532	72,919,532	—	—
Common stocks	39,417	—	—	$39,417
U.S. Government and Agency obligations	77,709,126	—	$77,709,126	—
Short-term investments	855,277	855,277	—	—
Total investments in securities	$1,191,739,360	$1,113,990,817	$77,709,126	$39,417

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,184,515,774	$1,184,515,774	—	—
Unaffiliated investment companies	73,127,240	73,127,240	—	—
Common stocks	44,296	—	—	$44,296
U.S. Government and Agency obligations	121,738,160	—	$121,738,160	—
Short-term investments	1,079,226	1,079,226	—	—
Total investments in securities	$1,380,504,696	$1,258,722,240	$121,738,160	$44,296

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,055,193,038	$1,055,193,038	—	—
Unaffiliated investment companies	47,906,778	47,906,778	—	—
Common stocks	32,049	—	—	$32,049
U.S. Government and Agency obligations	124,209,309	—	$124,209,309	—
Short-term investments	1,204,184	1,204,184	—	—
Total investments in securities	$1,228,545,358	$1,104,304,000	$124,209,309	$32,049

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$589,619,863	$589,619,863	—	—
Unaffiliated investment companies	20,715,189	20,715,189	—	—
Common stocks	14,875	—	—	$14,875
U.S. Government and Agency obligations	67,060,667	—	$67,060,667	—
Short-term investments	759,757	759,757	—	—
Total investments in securities	$678,170,351	$611,094,809	$67,060,667	$14,875

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
68	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2015 Lifetime Portfolio (continued)
Affiliated investment companies	$210,088,337	$210,088,337	—	—
Unaffiliated investment companies	5,970,097	5,970,097	—	—
Common stocks	4,427	—	—	$4,427
U.S. Government and Agency obligations	23,274,430	—	$23,274,430	—
Short-term investments	114,933	114,933	—	—
Total investments in securities	$239,452,224	$216,173,367	$23,274,430	$4,427

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$145,020,759	$145,020,759	—	—
Unaffiliated investment companies	3,402,561	3,402,561	—	—
Common stocks	2,123	—	—	$2,123
U.S. Government and Agency obligations	15,678,002	—	$15,678,002	—
Short-term investments	93,637	93,637	—	—
Total investments in securities	$164,197,082	$148,516,957	$15,678,002	$2,123
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2022, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2022 were as follows:
Portfolio	Commitment fee
Multimanager 2065 Lifetime Portfolio	$2,134
Multimanager 2060 Lifetime Portfolio	2,446
Multimanager 2055 Lifetime Portfolio	2,648
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	69

Portfolio	Commitment fee
Multimanager 2050 Lifetime Portfolio	$2,991
Multimanager 2045 Lifetime Portfolio	3,530
Multimanager 2040 Lifetime Portfolio	3,630
Multimanager 2035 Lifetime Portfolio	3,887
Multimanager 2030 Lifetime Portfolio	4,080
Multimanager 2025 Lifetime Portfolio	3,858
Multimanager 2020 Lifetime Portfolio	3,063
Multimanager 2015 Lifetime Portfolio	2,452
Multimanager 2010 Lifetime Portfolio	2,347
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2065 Lifetime Portfolio	$25,949,329	$17,054	$(2,994,004)	$(2,976,950)
Multimanager 2060 Lifetime Portfolio	202,502,051	6,611,091	(8,711,677)	(2,100,586)
Multimanager 2055 Lifetime Portfolio	338,254,107	12,891,924	(12,171,973)	719,951
Multimanager 2050 Lifetime Portfolio	550,554,722	34,062,131	(17,461,549)	16,600,582
Multimanager 2045 Lifetime Portfolio	815,176,571	122,637,797	(7,949,625)	114,688,172
Multimanager 2040 Lifetime Portfolio	884,549,929	130,988,995	(9,058,121)	121,930,874
Multimanager 2035 Lifetime Portfolio	1,057,027,469	146,781,218	(12,069,327)	134,711,891
Multimanager 2030 Lifetime Portfolio	1,240,131,132	156,344,164	(15,970,600)	140,373,564
Multimanager 2025 Lifetime Portfolio	1,124,406,489	119,962,922	(15,824,053)	104,138,869
Multimanager 2020 Lifetime Portfolio	633,029,961	53,532,050	(8,391,660)	45,140,390
Multimanager 2015 Lifetime Portfolio	224,111,531	17,871,664	(2,530,971)	15,340,693
Multimanager 2010 Lifetime Portfolio	156,940,639	9,232,407	(1,975,964)	7,256,443
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
70	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2022, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2065 Lifetime Portfolio	$1,318	$454	$453	$453	$460	$4,842	$105,224	$113,204
Multimanager 2060 Lifetime Portfolio	17,183	91	948	176	1,111	21,119	261,382	302,010
Multimanager 2055 Lifetime Portfolio	46,450	192	1,381	71	2,606	39,505	355,123	445,328
Multimanager 2050 Lifetime Portfolio	108,906	202	5,788	1,800	1,687	57,856	502,398	678,637
Multimanager 2045 Lifetime Portfolio	187,112	330	7,331	286	4,375	74,394	785,715	1,059,543
Multimanager 2040 Lifetime Portfolio	231,475	1,407	7,839	473	3,752	86,894	883,395	1,215,235
Multimanager 2035 Lifetime Portfolio	280,935	72	12,421	178	5,763	105,726	1,086,349	1,491,444
Multimanager 2030 Lifetime Portfolio	345,752	2,263	14,755	1,074	9,173	122,544	1,279,456	1,775,017
Multimanager 2025 Lifetime Portfolio	339,862	3,324	16,111	933	7,292	99,953	1,219,109	1,686,584
Multimanager 2020 Lifetime Portfolio	327,103	1,126	8,836	790	12,777	55,642	649,648	1,055,922
Multimanager 2015 Lifetime Portfolio	183,396	1,539	2,602	18	454	21,885	237,301	447,195
Multimanager 2010 Lifetime Portfolio	100,251	908	1,114	117	1,367	22,368	216,258	342,383
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	71

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2022:
Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$33
Multimanager 2060 Lifetime Portfolio	60
Multimanager 2055 Lifetime Portfolio	28
Multimanager 2050 Lifetime Portfolio	782
Multimanager 2045 Lifetime Portfolio	131
Multimanager 2040 Lifetime Portfolio	205
Portfolio	Class R4
Multimanager 2035 Lifetime Portfolio	$74
Multimanager 2030 Lifetime Portfolio	435
Multimanager 2025 Lifetime Portfolio	357
Multimanager 2020 Lifetime Portfolio	271
Multimanager 2015 Lifetime Portfolio	5
Multimanager 2010 Lifetime Portfolio	29

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2022:
	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Total sales charges	$77	$3,893	$3,794	$5,181	$7,396	$8,486	$11,370	$13,784	$14,766	$7,262	$1,414	$346
Retained for printing prospectus, advertising and sales literature	16	637	666	844	1,165	1,324	1,946	1,871	4,205	1,174	199	37
72	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Sales commission to unrelated broker-dealers	$61	$3,256	$3,128	$4,337	$6,231	$7,162	$9,424	$11,913	$10,561	$6,088	$1,215	$309
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2055 Lifetime Portfolio	$66
Multimanager 2050 Lifetime Portfolio	198
Multimanager 2045 Lifetime Portfolio	975
Multimanager 2040 Lifetime Portfolio	945
Multimanager 2035 Lifetime Portfolio	527
Multimanager 2030 Lifetime Portfolio	446
Multimanager 2025 Lifetime Portfolio	352
Multimanager 2020 Lifetime Portfolio	235
Multimanager 2015 Lifetime Portfolio	197
Multimanager 2010 Lifetime Portfolio	167
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2065 Lifetime Portfolio	Class A	$296	$109
	Class I	—	37
	Class R2	82	2
	Class R4	82	3
	Class R5	—	3
	Class R6	—	33
	Class 1	3,970	—
	Total	$4,430	$187
Multimanager 2060 Lifetime Portfolio	Class A	$17,427	$6,482
	Class I	—	35
	Class R2	1,618	27
	Class R4	185	5
	Class R5	184	31
	Class R6	—	593
	Class 1	44,190	—
	Total	$63,604	$7,173
Multimanager 2055 Lifetime Portfolio	Class A	$54,890	$20,420
	Class I	—	84
	Class R2	2,723	46
	Class R4	70	2
	Class R5	526	85
	Class R6	—	1,299
	Class 1	69,924	—
	Total	$128,133	$21,936
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	73

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2050 Lifetime Portfolio	Class A	$142,674	$53,080
	Class I	—	99
	Class R2	12,697	213
	Class R4	2,707	66
	Class R5	362	61
	Class R6	—	2,116
	Class 1	109,659	—
	Total	$268,099	$55,635
Multimanager 2045 Lifetime Portfolio	Class A	$258,790	$96,274
	Class I	—	169
	Class R2	16,900	285
	Class R4	462	11
	Class R5	893	167
	Class R6	—	2,873
	Class 1	181,151	—
	Total	$458,196	$99,779
Multimanager 2040 Lifetime Portfolio	Class A	$302,670	$112,600
	Class I	—	694
	Class R2	17,150	289
	Class R4	714	17
	Class R5	811	136
	Class R6	—	3,178
	Class 1	192,511	—
	Total	$513,856	$116,914
Multimanager 2035 Lifetime Portfolio	Class A	$352,251	$131,040
	Class I	—	35
	Class R2	25,966	438
	Class R4	218	6
	Class R5	1,114	202
	Class R6	—	3,711
	Class 1	227,059	—
	Total	$606,608	$135,432
Multimanager 2030 Lifetime Portfolio	Class A	$421,614	$156,832
	Class I	—	1,018
	Class R2	29,978	506
	Class R4	1,517	37
	Class R5	1,882	313
	Class R6	—	4,183
	Class 1	260,005	—
	Total	$714,996	$162,889
Multimanager 2025 Lifetime Portfolio	Class A	$390,721	$145,343
	Class I	—	1,422
	Class R2	31,434	522
	Class R4	1,242	30
	Class R5	1,250	234
	Class R6	—	3,222
	Class 1	233,624	—
	Total	$658,271	$150,773
Multimanager 2020 Lifetime Portfolio	Class A	$334,716	$124,517
	Class I	—	421
	Class R2	14,893	254
	Class R4	953	23
	Class R5	2,302	368
	Class R6	—	1,598
	Class 1	110,811	—
74	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$463,675	$127,181
Multimanager 2015 Lifetime Portfolio	Class A	$156,494	$58,214
	Class I	—	488
	Class R2	3,780	64
	Class R4	12	2
	Class R5	64	11
	Class R6	—	524
	Class 1	33,745	—
	Total	$194,095	$59,303
Multimanager 2010 Lifetime Portfolio	Class A	$75,626	$28,132
	Class I	—	254
	Class R2	1,372	23
	Class R4	104	2
	Class R5	172	29
	Class R6	—	473
	Class 1	27,188	—
	Total	$104,462	$28,913
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
Multimanager 2065 Lifetime Portfolio	Six Months Ended 2-28-22		Period ended 8-31-21[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,626	$99,839	21,011	$241,518
Distributions reinvested	336	4,457	35	407
Repurchased	(2,537)	(31,889)	(10,296)	(136,199)
Net increase	5,425	$72,407	10,750	$105,726
Class I shares
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class R2 shares
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class R4 shares
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class R5 shares
Sold	391	$5,004	5,000	$50,000
Distributions reinvested	3	40	—	—
Net increase	394	$5,044	5,000	$50,000
Class R6 shares
Sold	95,680	$1,296,893	14,491	$176,333
Distributions reinvested	2,766	36,683	—	—
Repurchased	(4,233)	(56,289)	(32)	(429)
Net increase	94,213	$1,277,287	14,459	$175,904
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	75

Multimanager 2065 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-22		Period ended 8-31-21[1]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	954,891	$12,568,912	908,071	$11,402,588
Distributions reinvested	45,990	609,369	1,501	17,640
Repurchased	(83,182)	(1,128,577)	(104,360)	(1,311,967)
Net increase	917,699	$12,049,704	805,212	$10,108,261
Total net increase	1,017,731	$13,404,442	850,421	$10,589,891

[1]	Period from 9-23-20 (commencement of operations) to 8-31-21.

Multimanager 2060 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	55,182	$862,623	482,669	$7,021,975
Distributions reinvested	65,302	985,402	19,923	281,516
Repurchased	(65,472)	(1,025,380)	(171,407)	(2,566,028)
Net increase	55,012	$822,645	331,185	$4,737,463
Class I shares
Distributions reinvested	—	—	6	$84
Repurchased	(144)	$(2,346)	(16)	(259)
Net decrease	(144)	$(2,346)	(10)	$(175)
Class R1 shares
Sold	—	—	48	$618
Repurchased	—	—	(4,900)	(64,790)
Net decrease	—	—	(4,852)	$(64,172)
Class R2 shares
Sold	7,964	$123,670	41,305	$573,439
Distributions reinvested	3,633	54,787	1,073	15,167
Repurchased	(4,535)	(70,172)	(14,696)	(210,990)
Net increase	7,062	$108,285	27,682	$377,616
Class R3 shares
Sold	—	—	1,214	$15,378
Repurchased	—	—	(23,417)	(309,439)
Net decrease	—	—	(22,203)	$(294,061)
Class R4 shares
Sold	86	$1,405	4,413	$65,342
Distributions reinvested	285	4,308	136	1,920
Repurchased	(3,693)	(57,611)	(845)	(12,339)
Net increase (decrease)	(3,322)	$(51,898)	3,704	$54,923
Class R5 shares
Sold	54,485	$861,288	9,454	$138,517
Distributions reinvested	6,613	99,860	1,015	14,351
Repurchased	(1,476)	(23,473)	(13,623)	(190,824)
Net increase (decrease)	59,622	$937,675	(3,154)	$(37,956)
Class R6 shares
Sold	539,222	$8,682,430	473,308	$7,377,595
Distributions reinvested	95,350	1,441,686	13,737	194,512
Repurchased	(75,001)	(1,175,852)	(130,346)	(1,944,453)
Net increase	559,571	$8,948,264	356,699	$5,627,654
76	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2060 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,127,658	$17,513,062	2,433,551	$35,868,238
Distributions reinvested	1,033,224	15,612,019	403,152	5,704,598
Repurchased	(1,198,376)	(18,855,057)	(1,419,131)	(21,588,722)
Net increase	962,506	$14,270,024	1,417,572	$19,984,114
Total net increase	1,640,307	$25,032,649	2,106,623	$30,385,406

Multimanager 2055 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	123,181	$1,690,997	1,111,077	$14,607,570
Distributions reinvested	241,171	3,214,803	90,518	1,136,903
Repurchased	(243,592)	(3,420,778)	(546,513)	(7,278,587)
Net increase	120,760	$1,485,022	655,082	$8,465,886
Class I shares
Sold	3,914	$51,565	4,376	$60,998
Distributions reinvested	692	9,234	69	867
Repurchased	(1,432)	(18,587)	(1,014)	(13,552)
Net increase	3,174	$42,212	3,431	$48,313
Class R1 shares
Sold	—	—	289	$3,351
Repurchased	—	—	(14,112)	(166,418)
Net decrease	—	—	(13,823)	$(163,067)
Class R2 shares
Sold	13,581	$185,838	58,293	$725,510
Distributions reinvested	7,444	99,159	3,980	49,954
Repurchased	(4,759)	(63,615)	(58,456)	(797,074)
Net increase (decrease)	16,266	$221,382	3,817	$(21,610)
Class R3 shares
Sold	—	—	1,082	$12,233
Repurchased	—	—	(20,055)	(236,400)
Net decrease	—	—	(18,973)	$(224,167)
Class R5 shares
Sold	136,378	$1,937,821	82,525	$1,047,266
Distributions reinvested	20,996	280,501	3,309	41,624
Repurchased	(10,891)	(144,460)	(10,739)	(145,961)
Net increase	146,483	$2,073,862	75,095	$942,929
Class R6 shares
Sold	949,665	$13,551,633	1,131,503	$15,706,836
Distributions reinvested	236,608	3,161,082	41,959	527,845
Repurchased	(200,308)	(2,753,484)	(281,557)	(3,724,658)
Net increase	985,965	$13,959,231	891,905	$12,510,023
Class 1 shares
Sold	1,255,148	$17,236,576	2,324,802	$30,600,558
Distributions reinvested	1,944,884	25,964,198	885,726	11,133,580
Repurchased	(1,793,087)	(25,135,134)	(3,115,500)	(42,300,083)
Net increase (decrease)	1,406,945	$18,065,640	95,028	$(565,945)
Total net increase	2,679,593	$35,847,349	1,691,562	$20,992,362

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	77

Multimanager 2050 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	152,477	$2,211,030	1,472,307	$20,523,616
Distributions reinvested	588,093	8,345,042	270,767	3,614,737
Repurchased	(475,145)	(6,969,928)	(1,119,001)	(15,656,084)
Net increase	265,425	$3,586,144	624,073	$8,482,269
Class I shares
Sold	505	$7,644	15,321	$230,654
Distributions reinvested	591	8,391	11	142
Repurchased	(3,349)	(46,231)	(8,570)	(128,320)
Net increase (decrease)	(2,253)	$(30,196)	6,762	$102,476
Class R1 shares
Sold	—	—	3,874	$47,503
Repurchased	—	—	(117,590)	(1,480,729)
Net decrease	—	—	(113,716)	$(1,433,226)
Class R2 shares
Sold	25,297	$371,578	290,745	$3,766,722
Distributions reinvested	30,444	431,691	14,745	196,846
Repurchased	(44,862)	(673,890)	(64,279)	(919,959)
Net increase	10,879	$129,379	241,211	$3,043,609
Class R3 shares
Sold	—	—	1,918	$23,286
Repurchased	—	—	(119,127)	(1,500,847)
Net decrease	—	—	(117,209)	$(1,477,561)
Class R4 shares
Sold	19,124	$294,527	19,520	$264,423
Distributions reinvested	10,603	150,453	4,440	59,273
Repurchased	(3,720)	(54,365)	(14,137)	(196,312)
Net increase	26,007	$390,615	9,823	$127,384
Class R5 shares
Sold	105,284	$1,589,847	78,627	$1,049,192
Distributions reinvested	14,679	208,736	3,357	44,878
Repurchased	(3,768)	(51,663)	(28,656)	(403,751)
Net increase	116,195	$1,746,920	53,328	$690,319
Class R6 shares
Sold	1,114,797	$16,924,562	1,335,070	$19,715,247
Distributions reinvested	349,707	4,972,835	92,985	1,244,142
Repurchased	(204,974)	(3,039,819)	(465,258)	(6,563,111)
Net increase	1,259,530	$18,857,578	962,797	$14,396,278
Class 1 shares
Sold	1,533,979	$22,471,663	2,696,497	$38,188,650
Distributions reinvested	2,854,349	40,531,758	1,431,170	19,120,433
Repurchased	(2,491,398)	(36,889,644)	(4,534,648)	(64,424,432)
Net increase (decrease)	1,896,930	$26,113,777	(406,981)	$(7,115,349)
Total net increase	3,572,713	$50,794,217	1,260,088	$16,816,199

78	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2045 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	239,734	$3,125,345	2,570,257	$31,688,210
Distributions reinvested	1,115,304	14,153,204	654,149	7,764,745
Repurchased	(716,336)	(9,367,268)	(1,941,242)	(24,185,261)
Net increase	638,702	$7,911,281	1,283,164	$15,267,694
Class I shares
Sold	9,204	$117,829	14,420	$175,318
Distributions reinvested	1,735	22,177	666	7,958
Repurchased	(3,726)	(45,649)	(10,930)	(131,221)
Net increase	7,213	$94,357	4,156	$52,055
Class R1 shares
Sold	—	—	6,627	$71,964
Repurchased	—	—	(170,489)	(1,923,599)
Net decrease	—	—	(163,862)	$(1,851,635)
Class R2 shares
Sold	58,700	$757,285	402,850	$4,735,884
Distributions reinvested	43,787	558,282	29,384	350,546
Repurchased	(70,270)	(915,392)	(196,206)	(2,502,941)
Net increase	32,217	$400,175	236,028	$2,583,489
Class R3 shares
Sold	—	—	3,072	$33,385
Repurchased	—	—	(126,030)	(1,420,722)
Net decrease	—	—	(122,958)	$(1,387,337)
Class R4 shares
Sold	1,131	$14,802	2,124	$26,891
Distributions reinvested	1,780	22,664	928	11,047
Repurchased	(15)	(196)	(123)	(1,583)
Net increase	2,896	$37,270	2,929	$36,355
Class R5 shares
Sold	210,852	$2,861,689	96,819	$1,180,808
Distributions reinvested	37,564	481,575	12,566	150,545
Repurchased	(43,964)	(550,395)	(68,168)	(841,832)
Net increase	204,452	$2,792,869	41,217	$489,521
Class R6 shares
Sold	1,455,800	$19,794,811	1,878,344	$24,704,480
Distributions reinvested	486,159	6,213,113	189,410	2,263,444
Repurchased	(316,733)	(4,101,593)	(1,080,789)	(13,501,923)
Net increase	1,625,226	$21,906,331	986,965	$13,466,001
Class 1 shares
Sold	1,650,733	$21,470,583	3,291,771	$41,366,064
Distributions reinvested	4,892,833	62,579,329	3,157,563	37,764,451
Repurchased	(4,110,475)	(54,850,432)	(7,574,030)	(95,618,409)
Net increase (decrease)	2,433,091	$29,199,480	(1,124,696)	$(16,487,894)
Total net increase	4,943,797	$62,341,763	1,142,943	$12,168,249

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	79

Multimanager 2040 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	301,570	$4,065,764	2,965,939	$37,372,309
Distributions reinvested	1,341,229	17,181,147	778,626	9,413,582
Repurchased	(949,744)	(12,585,642)	(2,468,627)	(31,140,480)
Net increase	693,055	$8,661,269	1,275,938	$15,645,411
Class I shares
Sold	10,250	$141,215	60,060	$781,313
Distributions reinvested	7,967	102,773	2,804	34,094
Repurchased	(55,504)	(722,972)	(13,595)	(167,267)
Net increase (decrease)	(37,287)	$(478,984)	49,269	$648,140
Class R1 shares
Sold	—	—	9,521	$106,956
Repurchased	—	—	(252,913)	(2,917,263)
Net decrease	—	—	(243,392)	$(2,810,307)
Class R2 shares
Sold	65,544	$848,490	481,652	$5,734,164
Distributions reinvested	44,756	575,114	25,151	305,079
Repurchased	(133,875)	(1,734,533)	(68,125)	(875,423)
Net increase (decrease)	(23,575)	$(310,929)	438,678	$5,163,820
Class R3 shares
Sold	—	—	2,891	$32,129
Repurchased	—	—	(129,632)	(1,494,206)
Net decrease	—	—	(126,741)	$(1,462,077)
Class R4 shares
Sold	5,191	$70,783	4,303	$53,624
Distributions reinvested	2,971	38,063	1,506	18,206
Repurchased	(451)	(5,467)	(1,892)	(25,024)
Net increase	7,711	$103,379	3,917	$46,806
Class R5 shares
Sold	164,918	$2,267,993	164,197	$2,017,175
Distributions reinvested	30,568	394,633	9,176	111,764
Repurchased	(23,033)	(280,367)	(30,057)	(383,488)
Net increase	172,453	$2,382,259	143,316	$1,745,451
Class R6 shares
Sold	1,438,726	$19,721,660	2,443,780	$32,504,855
Distributions reinvested	557,255	7,171,871	207,703	2,521,517
Repurchased	(556,527)	(7,370,314)	(942,875)	(11,979,822)
Net increase	1,439,454	$19,523,217	1,708,608	$23,046,550
Class 1 shares
Sold	1,834,920	$24,237,010	3,434,580	$44,020,189
Distributions reinvested	5,297,954	68,290,627	3,436,597	41,789,015
Repurchased	(4,498,426)	(60,406,170)	(8,450,943)	(109,270,747)
Net increase (decrease)	2,634,448	$32,121,467	(1,579,766)	$(23,461,543)
Total net increase	4,886,259	$62,001,678	1,669,827	$18,562,251

80	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2035 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	399,790	$5,113,613	3,414,601	$41,983,019
Distributions reinvested	1,706,552	21,092,977	977,844	11,587,450
Repurchased	(1,102,883)	(13,983,946)	(2,874,935)	(35,435,981)
Net increase	1,003,459	$12,222,644	1,517,510	$18,134,488
Class I shares
Sold	5,636	$73,789	5,993	$75,599
Distributions reinvested	648	8,047	98	1,160
Repurchased	(11,751)	(151,984)	(169)	(2,242)
Net increase (decrease)	(5,467)	$(70,148)	5,922	$74,517
Class R1 shares
Sold	—	—	4,368	$48,822
Repurchased	—	—	(421,389)	(4,798,270)
Net decrease	—	—	(417,021)	$(4,749,448)
Class R2 shares
Sold	89,292	$1,123,671	683,345	$7,986,710
Distributions reinvested	73,004	907,436	48,160	573,583
Repurchased	(124,069)	(1,609,982)	(193,965)	(2,450,204)
Net increase	38,227	$421,125	537,540	$6,110,089
Class R3 shares
Sold	—	—	19,850	$219,239
Repurchased	—	—	(203,629)	(2,329,184)
Net decrease	—	—	(183,779)	$(2,109,945)
Class R4 shares
Sold	3,467	$45,622	3,807	$47,787
Distributions reinvested	1,180	14,662	547	6,506
Repurchased	(10)	(129)	(2,873)	(38,042)
Net increase	4,637	$60,155	1,481	$16,251
Class R5 shares
Sold	157,742	$2,094,827	325,136	$3,927,286
Distributions reinvested	43,535	542,443	18,369	219,137
Repurchased	(33,944)	(435,230)	(55,317)	(691,628)
Net increase	167,333	$2,202,040	288,188	$3,454,795
Class R6 shares
Sold	1,715,878	$22,511,194	2,832,733	$36,643,458
Distributions reinvested	700,189	8,710,346	264,335	3,148,230
Repurchased	(428,244)	(5,429,478)	(1,247,377)	(15,477,942)
Net increase	1,987,823	$25,792,062	1,849,691	$24,313,746
Class 1 shares
Sold	2,220,902	$28,357,359	4,042,716	$50,852,656
Distributions reinvested	6,780,994	84,491,184	4,386,806	52,334,600
Repurchased	(6,165,856)	(80,933,547)	(11,604,759)	(144,456,926)
Net increase (decrease)	2,836,040	$31,914,996	(3,175,237)	$(41,269,670)
Total net increase	6,032,052	$72,542,874	424,295	$3,974,823

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	81

Multimanager 2030 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	715,232	$8,935,916	4,394,029	$52,106,952
Distributions reinvested	2,014,768	23,895,149	1,199,045	13,729,066
Repurchased	(1,465,071)	(17,987,090)	(3,376,767)	(40,029,203)
Net increase	1,264,929	$14,843,975	2,216,307	$25,806,815
Class I shares
Sold	101,575	$1,206,697	137,484	$1,684,806
Distributions reinvested	11,122	131,348	6,741	76,843
Repurchased	(31,900)	(395,575)	(121,281)	(1,461,546)
Net increase	80,797	$942,470	22,944	$300,103
Class R1 shares
Sold	—	—	5,380	$58,399
Repurchased	—	—	(387,361)	(4,277,434)
Net decrease	—	—	(381,981)	$(4,219,035)
Class R2 shares
Sold	116,832	$1,387,291	732,436	$8,243,327
Distributions reinvested	86,376	1,015,776	49,952	567,458
Repurchased	(139,453)	(1,655,546)	(116,812)	(1,418,749)
Net increase	63,755	$747,521	665,576	$7,392,036
Class R3 shares
Sold	—	—	18,562	$199,314
Repurchased	—	—	(188,453)	(2,089,343)
Net decrease	—	—	(169,891)	$(1,890,029)
Class R4 shares
Sold	7,001	$88,791	16,446	$201,953
Distributions reinvested	6,779	79,854	3,198	36,422
Repurchased	(590)	(6,842)	(3,874)	(48,153)
Net increase	13,190	$161,803	15,770	$190,222
Class R5 shares
Sold	216,166	$2,722,245	447,628	$5,168,647
Distributions reinvested	64,250	758,154	27,878	317,529
Repurchased	(110,411)	(1,319,347)	(14,493)	(169,760)
Net increase	170,005	$2,161,052	461,013	$5,316,416
Class R6 shares
Sold	2,116,247	$26,808,724	3,265,972	$39,985,202
Distributions reinvested	797,713	9,405,035	296,890	3,381,582
Repurchased	(583,090)	(7,320,733)	(1,402,731)	(16,533,232)
Net increase	2,330,870	$28,893,026	2,160,131	$26,833,552
Class 1 shares
Sold	2,621,956	$32,475,494	5,038,154	$60,401,334
Distributions reinvested	7,919,197	93,446,526	5,188,063	59,143,922
Repurchased	(6,112,655)	(74,436,629)	(14,210,548)	(167,405,244)
Net increase (decrease)	4,428,498	$51,485,391	(3,984,331)	$(47,859,988)
Total net increase	8,352,044	$99,235,238	1,005,538	$11,870,092

82	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2025 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	544,116	$6,238,379	4,937,049	$56,146,800
Distributions reinvested	2,157,658	24,036,311	1,226,157	13,499,988
Repurchased	(1,557,654)	(17,892,217)	(3,763,828)	(42,731,115)
Net increase	1,144,120	$12,382,473	2,399,378	$26,915,673
Class I shares
Sold	6,575	$77,879	107,167	$1,170,728
Distributions reinvested	22,448	248,727	18,020	197,323
Repurchased	(17,053)	(204,427)	(97,181)	(1,097,276)
Net increase	11,970	$122,179	28,006	$270,775
Class R1 shares
Sold	—	—	2,272	$24,061
Repurchased	—	—	(271,291)	(2,909,070)
Net decrease	—	—	(269,019)	$(2,885,009)
Class R2 shares
Sold	64,502	$730,583	723,787	$7,884,153
Distributions reinvested	102,883	1,136,862	62,207	679,300
Repurchased	(186,074)	(2,115,818)	(152,976)	(1,760,918)
Net increase (decrease)	(18,689)	$(248,373)	633,018	$6,802,535
Class R3 shares
Sold	—	—	2,652	$27,849
Repurchased	—	—	(270,852)	(2,915,528)
Net decrease	—	—	(268,200)	$(2,887,679)
Class R4 shares
Sold	6,533	$77,983	14,545	$172,592
Distributions reinvested	6,571	72,877	2,880	31,560
Repurchased	(1,319)	(14,384)	(5,184)	(60,557)
Net increase	11,785	$136,476	12,241	$143,595
Class R5 shares
Sold	207,500	$2,435,229	356,945	$3,993,139
Distributions reinvested	57,588	637,503	24,631	269,460
Repurchased	(36,547)	(399,942)	(97,392)	(1,107,031)
Net increase	228,541	$2,672,790	284,184	$3,155,568
Class R6 shares
Sold	1,481,950	$17,607,825	2,342,816	$27,258,640
Distributions reinvested	678,533	7,497,792	273,816	2,992,811
Repurchased	(638,418)	(7,249,341)	(1,317,960)	(14,873,461)
Net increase	1,522,065	$17,856,276	1,298,672	$15,377,990
Class 1 shares
Sold	2,087,036	$24,646,446	4,502,913	$51,530,293
Distributions reinvested	8,234,978	91,161,204	5,235,289	57,274,064
Repurchased	(7,906,763)	(92,099,099)	(15,196,843)	(170,302,018)
Net increase (decrease)	2,415,251	$23,708,551	(5,458,641)	$(61,497,661)
Total net increase (decrease)	5,315,043	$56,630,372	(1,340,361)	$(14,604,213)

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	83

Multimanager 2020 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	206,418	$2,154,407	4,292,795	$44,253,881
Distributions reinvested	2,327,639	22,950,524	1,434,125	14,384,270
Repurchased	(1,743,572)	(18,096,652)	(3,448,811)	(35,704,346)
Net increase	790,485	$7,008,279	2,278,109	$22,933,805
Class I shares
Sold	90,646	$977,101	95,315	$980,014
Distributions reinvested	9,715	95,882	977	9,796
Repurchased	(32,039)	(337,113)	(102,780)	(1,051,201)
Net increase (decrease)	68,322	$735,870	(6,488)	$(61,391)
Class R1 shares
Sold	—	—	3,846	$38,130
Repurchased	—	—	(387,432)	(3,879,312)
Net decrease	—	—	(383,586)	$(3,841,182)
Class R2 shares
Sold	25,681	$265,705	604,501	$6,082,305
Distributions reinvested	63,598	623,899	47,199	470,577
Repurchased	(26,491)	(271,742)	(190,833)	(1,969,734)
Net increase	62,788	$617,862	460,867	$4,583,148
Class R3 shares
Sold	—	—	1,578	$15,622
Repurchased	—	—	(165,809)	(1,666,041)
Net decrease	—	—	(164,231)	$(1,650,419)
Class R4 shares
Sold	6,877	$73,227	38,210	$399,299
Distributions reinvested	6,967	68,277	3,525	35,142
Repurchased	(41,013)	(394,034)	(881)	(9,037)
Net increase (decrease)	(27,169)	$(252,530)	40,854	$425,404
Class R5 shares
Sold	183,057	$1,977,035	498,512	$5,177,820
Distributions reinvested	103,745	1,020,849	59,476	594,756
Repurchased	(264,681)	(2,669,702)	(132,429)	(1,354,533)
Net increase	22,121	$328,182	425,559	$4,418,043
Class R6 shares
Sold	1,263,996	$13,149,248	1,526,472	$16,018,648
Distributions reinvested	422,289	4,142,655	214,917	2,144,875
Repurchased	(618,955)	(6,315,445)	(1,495,130)	(15,281,717)
Net increase	1,067,330	$10,976,458	246,259	$2,881,806
Class 1 shares
Sold	701,866	$7,389,358	1,719,290	$17,765,116
Distributions reinvested	4,787,474	47,060,867	3,659,382	36,593,816
Repurchased	(4,845,610)	(50,481,920)	(12,633,673)	(130,786,975)
Net increase (decrease)	643,730	$3,968,305	(7,255,001)	$(76,428,043)
Total net increase (decrease)	2,627,607	$23,382,426	(4,357,658)	$(46,738,829)

84	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2015 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	51,537	$485,801	1,345,936	$12,508,441
Distributions reinvested	1,003,898	8,994,929	804,235	7,262,242
Repurchased	(696,755)	(6,527,817)	(1,608,276)	(15,014,347)
Net increase	358,680	$2,952,913	541,895	$4,756,336
Class I shares
Sold	18,084	$163,589	4,114	$39,777
Distributions reinvested	8,816	78,908	6,979	62,949
Repurchased	(7,232)	(68,019)	(12,391)	(117,020)
Net increase (decrease)	19,668	$174,478	(1,298)	$(14,294)
Class R1 shares
Sold	—	—	1,174	$10,638
Repurchased	—	—	(163,414)	(1,487,671)
Net decrease	—	—	(162,240)	$(1,477,033)
Class R2 shares
Sold	4,339	$40,319	294,000	$2,680,963
Distributions reinvested	8,596	76,591	20,595	184,737
Repurchased	(157,252)	(1,516,674)	(91,486)	(843,252)
Net increase (decrease)	(144,317)	$(1,399,764)	223,109	$2,022,448
Class R3 shares
Sold	—	—	381	$3,420
Repurchased	—	—	(132,509)	(1,210,501)
Net decrease	—	—	(132,128)	$(1,207,081)
Class R4 shares
Sold	—	—	1,074	$10,003
Distributions reinvested	—	—	102	916
Repurchased	—	—	(1,410)	(13,292)
Net decrease	—	—	(234)	$(2,373)
Class R5 shares
Sold	1,230	$11,329	6,750	$63,112
Distributions reinvested	2,694	24,087	1,861	16,769
Repurchased	(2,719)	(24,226)	(16,825)	(152,960)
Net increase (decrease)	1,205	$11,190	(8,214)	$(73,079)
Class R6 shares
Sold	144,805	$1,401,022	166,183	$1,544,942
Distributions reinvested	127,963	1,145,265	97,477	878,267
Repurchased	(110,531)	(1,039,815)	(239,058)	(2,199,980)
Net increase	162,237	$1,506,472	24,602	$223,229
Class 1 shares
Sold	683,031	$6,548,270	1,013,951	$9,419,405
Distributions reinvested	1,371,957	12,265,294	1,241,335	11,184,425
Repurchased	(1,690,413)	(15,546,172)	(5,094,435)	(47,660,628)
Net increase (decrease)	364,575	$3,267,392	(2,839,149)	$(27,056,798)
Total net increase (decrease)	762,048	$6,512,681	(2,353,657)	$(22,828,645)

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	85

Multimanager 2010 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,604	$101,552	758,543	$6,856,161
Distributions reinvested	435,947	3,818,899	340,979	3,004,023
Repurchased	(279,864)	(2,541,518)	(645,440)	(5,849,783)
Net increase	167,687	$1,378,933	454,082	$4,010,401
Class I shares
Sold	16,594	$142,875	58,418	$531,465
Distributions reinvested	3,303	28,897	3,582	31,526
Repurchased	(4,775)	(41,757)	(70,227)	(646,946)
Net increase (decrease)	15,122	$130,015	(8,227)	$(83,955)
Class R1 shares
Sold	—	—	223	$1,973
Repurchased	—	—	(35,154)	(312,141)
Net decrease	—	—	(34,931)	$(310,168)
Class R2 shares
Sold	3,077	$27,928	58,842	$526,052
Distributions reinvested	4,914	42,996	6,015	52,875
Repurchased	(2,408)	(21,816)	(44,615)	(416,678)
Net increase	5,583	$49,108	20,242	$162,249
Class R3 shares
Sold	—	—	82	$722
Repurchased	—	—	(11,145)	(99,196)
Net decrease	—	—	(11,063)	$(98,474)
Class R4 shares
Sold	575	$5,376	908	$8,221
Distributions reinvested	514	4,495	446	3,924
Repurchased	(1,310)	(12,207)	(140)	(1,243)
Net increase (decrease)	(221)	$(2,336)	1,214	$10,902
Class R5 shares
Sold	4,723	$40,729	175,248	$1,581,764
Distributions reinvested	6,290	55,038	5,420	47,638
Repurchased	(2,897)	(26,007)	(108,971)	(967,883)
Net increase	8,116	$69,760	71,697	$661,519
Class R6 shares
Sold	133,037	$1,243,224	327,177	$2,994,039
Distributions reinvested	104,161	911,410	69,836	614,556
Repurchased	(39,552)	(360,117)	(189,757)	(1,731,907)
Net increase	197,646	$1,794,517	207,256	$1,876,688
Class 1 shares
Sold	825,779	$7,692,212	1,874,752	$16,998,678
Distributions reinvested	988,298	8,647,605	905,025	7,964,223
Repurchased	(1,790,741)	(16,301,362)	(3,986,529)	(36,179,179)
Net increase (decrease)	23,336	$38,455	(1,206,752)	$(11,216,278)
Total net increase (decrease)	417,269	$3,458,452	(506,482)	$(4,987,116)
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
86	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	% by Class
Multimanager 2065 Lifetime Portfolio	A	31%
Multimanager 2065 Lifetime Portfolio	I	100%
Multimanager 2065 Lifetime Portfolio	R2	100%
Multimanager 2065 Lifetime Portfolio	R4	100%
Multimanager 2065 Lifetime Portfolio	R5	93%
Multimanager 2065 Lifetime Portfolio	R6	5%
Multimanager 2065 Lifetime Portfolio	1	100%
Multimanager 2060 Lifetime Portfolio	I	100%
Multimanager 2060 Lifetime Portfolio	R4	65%
Multimanager 2060 Lifetime Portfolio	1	100%
Multimanager 2055 Lifetime Portfolio	I	33%
Multimanager 2055 Lifetime Portfolio	R4	100%
Multimanager 2055 Lifetime Portfolio	1	100%
Multimanager 2050 Lifetime Portfolio	I	38%
Multimanager 2050 Lifetime Portfolio	1	100%
Multimanager 2045 Lifetime Portfolio	I	15%
Multimanager 2045 Lifetime Portfolio	R6	1%
Multimanager 2045 Lifetime Portfolio	1	100%
Multimanager 2040 Lifetime Portfolio	1	100%
Multimanager 2035 Lifetime Portfolio	1	100%
Multimanager 2030 Lifetime Portfolio	1	100%
Multimanager 2025 Lifetime Portfolio	1	100%
Multimanager 2020 Lifetime Portfolio	1	100%
Multimanager 2015 Lifetime Portfolio	1	100%
Multimanager 2010 Lifetime Portfolio	R6	1%
Multimanager 2010 Lifetime Portfolio	1	100%
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class R1 and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Class R3 shares as Class R2 shares	October 9, 2020	$292,473	$232,914	$1,490,297	$1,364,818	$1,460,472	$2,326,246
Class R1 shares as Class R2 shares	October 23, 2020	$61,237	$158,618	$1,452,581	$1,889,523	$2,887,007	$4,253,603

Redesignation	Effective date	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Class R3 shares as Class R2 shares	October 9, 2020	$2,083,451	$2,901,157	$1,632,869	$1,210,212	$99,010
Class R1 shares as Class R2 shares	October 23, 2020	$4,177,598	$2,844,970	$3,837,661	$1,365,125	$311,739
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2022:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2065 Lifetime Portfolio	$283,521	$17,088,531	$51,416	$2,105,339
Multimanager 2060 Lifetime Portfolio	1,333,370	62,421,054	1,025,155	28,431,984
Multimanager 2055 Lifetime Portfolio	2,162,181	94,362,982	1,782,784	44,544,396
Multimanager 2050 Lifetime Portfolio	3,608,983	145,931,724	3,091,366	70,910,443
Multimanager 2045 Lifetime Portfolio	7,652,512	223,163,507	5,345,338	117,484,043
Multimanager 2040 Lifetime Portfolio	14,732,842	229,035,475	11,690,323	134,248,555
Multimanager 2035 Lifetime Portfolio	24,682,211	251,680,829	19,717,893	163,035,238
Multimanager 2030 Lifetime Portfolio	38,989,622	270,463,565	26,890,207	170,219,875
Multimanager 2025 Lifetime Portfolio	33,350,771	211,858,414	29,117,808	175,440,087
Multimanager 2020 Lifetime Portfolio	14,693,679	100,391,224	16,298,801	100,572,502
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	87

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2015 Lifetime Portfolio	$3,879,600	$31,979,674	$5,066,444	$31,959,914
Multimanager 2010 Lifetime Portfolio	2,443,226	24,220,859	3,294,931	24,681,663
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2022, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager 2030 Lifetime Portfolio	JHF Diversified Real Assets Fund	5.5%
Multimanager 2025 Lifetime Portfolio	JHF Short Duration Bond Fund	6.3%
	JHF Diversified Real Assets Fund	6.5%
Multimanager 2020 Lifetime Portfolio	JHF Short Duration Bond Fund	5.7%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	30,290	$149,119	$177,580	$(15,573)	$(208)	$(14,980)	—	—	$295,938
Blue Chip Growth	27,475	665,972	1,070,545	(68,267)	9,178	(360,533)	—	$155,119	1,316,895
Bond	3,677	28,699	34,867	(3,448)	(62)	(3,098)	$785	269	56,958
Capital Appreciation	56,955	411,127	781,456	(53,948)	898	(322,805)	—	186,128	816,728
Capital Appreciation Value	68,956	346,752	486,956	(24,428)	(337)	(120,766)	5,833	103,429	688,177
Disciplined Value	42,794	498,086	625,562	(55,042)	10,753	(81,824)	7,765	99,012	997,535
Disciplined Value International	64,489	465,871	528,312	(63,431)	7,815	(31,206)	26,248	—	907,361
Emerging Markets Debt	13,869	57,932	74,453	(5,357)	(58)	(12,274)	2,059	—	114,696
Emerging Markets Equity	149,308	833,309	1,386,816	(181,362)	(20,371)	(384,959)	4,578	135,688	1,633,433
Equity Income	70,294	752,660	876,333	(83,670)	15,631	(53,847)	10,486	89,277	1,507,107
Financial Industries	17,810	174,095	238,328	(25,206)	4,181	(47,310)	6,073	48,705	344,088
Fundamental Large Cap Core	13,175	449,691	598,071	(24,165)	6,751	(112,206)	1,736	50,786	918,142
Health Sciences	69,654	173,850	277,950	(17,591)	265	(90,386)	—	40,852	344,088
High Yield	34,756	57,810	67,806	(6,096)	126	(4,950)	2,221	—	114,696
International Dynamic Growth	24,707	80,377	272,511	(7,234)	1,069	(76,178)	—	30,827	270,545
International Growth	16,387	301,961	411,211	(78,694)	464	(132,504)	4,194	63,286	502,438
International Small Company	41,221	231,550	317,822	(16,737)	2,600	(76,451)	10,127	31,456	458,784
88	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	66,612	—	$1,575,383	$(56,787)	$(20,354)	$(346,513)	—	$191,293	$1,151,729
Mid Cap Stock	—	$553,346	156,094	(680,130)	183	(29,493)	—	—	—
Mid Value	70,455	679,279	775,320	(104,522)	14,467	(37,877)	$8,541	81,248	1,326,667
Science & Technology	100,611	87,210	214,046	(13,286)	(1,992)	(113,934)	—	89,215	172,044
Small Cap Growth	13,940	130,252	224,749	(23,112)	2,604	(90,690)	—	56,605	243,803
Small Cap Value	12,900	172,671	208,863	(73,537)	5,455	(28,616)	1,555	30,388	284,836
Strategic Equity Allocation	528,480	3,636,192	4,982,371	(1,048,827)	(5,942)	(1,211,464)	81,503	498,012	6,352,330
Strategic Income Opportunities	5,355	28,929	34,301	(3,113)	18	(2,787)	745	—	57,348
					$33,134	$(3,787,651)	$174,449	$1,981,595	$20,876,366
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	260,040	$2,676,410	$464,758	$(464,538)	$13,924	$(149,967)	—	—	$2,540,587
Blue Chip Growth	242,835	11,918,347	4,351,362	(865,449)	95,394	(3,860,580)	—	$1,681,766	11,639,074
Bond	32,499	514,715	110,965	(87,121)	(1,668)	(33,480)	$9,185	2,927	503,411
Capital Appreciation	502,207	7,391,607	3,949,181	(754,448)	47,859	(3,432,549)	—	2,006,932	7,201,650
Capital Appreciation Value	609,448	6,217,135	1,653,968	(495,874)	(7,477)	(1,285,460)	63,805	1,131,438	6,082,292
Disciplined Value	373,794	8,916,753	1,680,510	(1,115,554)	177,635	(946,199)	85,545	1,090,854	8,713,145
Disciplined Value International	555,691	8,358,010	974,067	(1,284,607)	162,355	(391,259)	286,609	—	7,818,566
Emerging Markets Debt	119,648	1,039,332	208,282	(122,371)	(6,156)	(129,596)	24,230	—	989,491
Emerging Markets Equity	1,274,329	14,825,688	4,882,955	(1,279,840)	35,967	(4,523,609)	49,681	1,472,632	13,941,161
Equity Income	620,989	13,503,169	1,914,549	(1,671,822)	210,474	(642,357)	134,103	982,181	13,314,013
Financial Industries	156,861	3,123,038	933,320	(600,619)	69,802	(494,982)	66,070	529,872	3,030,559
Fundamental Large Cap Core	116,441	8,100,329	1,690,877	(549,598)	147,528	(1,274,344)	18,925	553,542	8,114,792
Health Sciences	615,617	3,123,038	1,148,872	(228,033)	16,803	(1,019,534)	—	444,673	3,041,146
High Yield	307,186	1,037,148	202,351	(174,075)	1,693	(53,402)	26,185	—	1,013,715
International Dynamic Growth	214,344	1,447,841	1,780,862	(139,124)	41,229	(783,744)	—	337,471	2,347,064
International Growth	140,478	5,417,359	1,456,833	(1,152,786)	110,230	(1,524,583)	45,783	690,844	4,307,053
International Small Company	358,243	4,156,802	934,365	(295,651)	39,015	(847,282)	110,601	343,526	3,987,249
Mid Cap Growth	577,695	—	13,488,438	(791,516)	(274,480)	(2,434,102)	—	2,519,503	9,988,340
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	89

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	—	$9,967,489	$269,042	$(8,227,926)	$13,894	$(2,022,499)	—	—	—
Mid Value	622,700	12,182,556	1,870,653	(2,175,027)	397,094	(549,833)	$93,411	$888,572	$11,725,443
Science & Technology	876,544	1,561,519	1,345,829	(166,501)	(16,363)	(1,225,593)	—	962,793	1,498,891
Small Cap Growth	122,620	2,346,235	1,193,134	(468,798)	88,217	(1,014,172)	—	609,227	2,144,616
Small Cap Value	114,015	3,097,110	770,646	(1,119,987)	337,940	(568,248)	16,988	331,904	2,517,461
Strategic Equity Allocation	4,574,579	65,235,474	14,091,124	(11,277,962)	36,738	(13,098,933)	895,986	8,905,174	54,986,441
Strategic Income Opportunities	47,238	519,009	93,223	(75,285)	(823)	(30,210)	8,812	—	505,914
					$1,736,824	$(42,336,517)	$1,935,919	$25,485,831	$181,952,074
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	442,638	$4,632,119	$462,983	$(539,046)	$21,401	$(252,882)	—	—	$4,324,575
Blue Chip Growth	410,420	20,658,405	6,532,809	(1,125,581)	148,914	(6,543,126)	—	$2,847,884	19,671,421
Bond	55,138	889,423	126,236	(101,439)	(1,449)	(58,687)	$15,776	5,034	854,084
Capital Appreciation	848,128	12,812,080	6,331,561	(1,232,759)	168,144	(5,916,868)	—	3,405,634	12,162,158
Capital Appreciation Value	1,034,703	10,755,932	2,483,181	(690,365)	(7,104)	(2,215,306)	110,229	1,954,646	10,326,338
Disciplined Value	637,883	15,408,084	2,743,140	(1,962,292)	308,548	(1,628,424)	147,947	1,886,600	14,869,056
Disciplined Value International	945,047	14,442,580	1,164,427	(1,922,706)	207,753	(595,243)	491,343	—	13,296,811
Emerging Markets Debt	202,504	1,796,813	222,889	(112,804)	(3,477)	(228,713)	41,662	—	1,674,708
Emerging Markets Equity	2,140,333	25,697,780	6,651,003	(1,239,845)	69,822	(7,763,522)	85,423	2,532,105	23,415,238
Equity Income	1,054,909	23,333,379	2,845,337	(2,831,244)	351,508	(1,081,723)	231,308	1,696,792	22,617,257
Financial Industries	266,587	5,397,154	1,474,012	(1,001,236)	137,639	(857,108)	113,075	906,839	5,150,461
Fundamental Large Cap Core	196,279	14,040,527	2,181,496	(621,706)	190,637	(2,112,294)	32,753	958,018	13,678,660
Health Sciences	1,043,069	5,396,714	1,740,871	(272,717)	63,823	(1,775,930)	—	754,109	5,152,761
High Yield	521,311	1,794,448	204,453	(189,986)	3,598	(92,186)	44,953	—	1,720,327
International Dynamic Growth	360,439	2,509,583	2,900,022	(227,638)	76,432	(1,311,587)	—	571,470	3,946,812
International Growth	235,943	9,383,821	2,029,973	(1,765,174)	254,663	(2,669,260)	78,265	1,180,991	7,234,023
International Small Company	607,373	7,217,667	1,350,078	(427,394)	50,908	(1,431,199)	188,990	587,004	6,760,060
Mid Cap Growth	982,749	—	22,181,768	(1,338,291)	(288,225)	(3,563,516)	—	4,301,763	16,991,736
Mid Cap Stock	—	17,276,928	321,157	(13,401,777)	45,687	(4,241,995)	—	—	—
90	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	1,059,311	$21,058,483	$2,653,379	$(3,511,902)	$606,493	$(859,633)	$160,645	$1,528,141	$19,946,820
Science & Technology	1,482,976	2,706,625	2,151,472	(216,850)	37,874	(2,143,232)	—	1,632,403	2,535,889
Small Cap Growth	208,595	4,066,794	1,898,267	(743,368)	177,494	(1,750,858)	—	1,035,714	3,648,329
Small Cap Value	193,958	5,351,783	1,213,626	(1,890,818)	511,279	(903,274)	29,025	567,074	4,282,596
Strategic Equity Allocation	7,709,515	113,143,096	20,674,802	(18,782,695)	3,770	(22,370,600)	1,544,622	15,351,923	92,668,373
Strategic Income Opportunities	80,092	896,843	88,940	(74,972)	(44)	(52,986)	15,141	—	857,781
					$3,136,088	$(72,420,152)	$3,331,157	$43,704,144	$307,786,274
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	734,834	$7,867,803	$876,625	$(1,177,862)	$76,413	$(463,648)	—	—	$7,179,331
Blue Chip Growth	682,842	35,119,530	9,594,452	(1,222,711)	302,685	(11,065,319)	—	$4,775,012	32,728,637
Bond	92,359	1,513,793	261,252	(243,281)	(3,478)	(97,643)	$26,607	8,526	1,430,643
Capital Appreciation	1,412,351	21,776,169	9,869,090	(1,771,554)	287,613	(9,908,208)	—	5,697,069	20,253,110
Capital Appreciation Value	1,731,990	18,319,117	4,000,105	(1,275,503)	(30,279)	(3,728,183)	186,207	3,301,935	17,285,257
Disciplined Value	1,075,573	26,235,423	4,276,398	(3,204,709)	471,621	(2,707,129)	250,855	3,198,874	25,071,604
Disciplined Value International	1,582,061	24,579,964	1,611,567	(3,284,493)	341,954	(989,391)	827,804	—	22,259,601
Emerging Markets Debt	341,763	3,056,710	453,491	(291,336)	(9,810)	(382,678)	70,159	—	2,826,377
Emerging Markets Equity	3,590,162	43,667,620	10,505,517	(1,982,498)	(35,621)	(12,878,643)	142,413	4,221,406	39,276,375
Equity Income	1,763,704	39,647,396	4,166,402	(4,765,369)	569,114	(1,803,739)	391,996	2,871,068	37,813,804
Financial Industries	445,629	9,185,925	2,281,818	(1,663,391)	297,125	(1,491,918)	189,735	1,521,642	8,609,559
Fundamental Large Cap Core	327,421	23,889,276	3,115,587	(939,684)	298,903	(3,546,087)	55,375	1,619,717	22,817,995
Health Sciences	1,739,664	9,198,089	2,645,904	(348,918)	64,040	(2,965,173)	—	1,281,804	8,593,942
High Yield	872,993	3,050,286	423,715	(443,305)	6,659	(156,479)	75,772	—	2,880,876
International Dynamic Growth	600,464	4,263,621	4,738,158	(350,762)	132,613	(2,208,547)	—	957,571	6,575,083
International Growth	395,704	15,931,412	2,913,391	(2,641,049)	376,654	(4,448,124)	131,400	1,982,771	12,132,284
International Small Company	1,019,291	12,264,118	1,961,194	(551,595)	58,009	(2,387,022)	316,019	981,557	11,344,704
Mid Cap Growth	1,641,716	—	35,996,105	(1,611,899)	(370,343)	(5,628,591)	—	7,330,594	28,385,272
Mid Cap Stock	—	29,357,234	195,667	(21,890,841)	48,209	(7,710,269)	—	—	—
Mid Value	1,769,620	35,841,413	3,692,778	(5,800,662)	988,042	(1,399,629)	271,167	2,579,491	33,321,942
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	91

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	2,467,688	$4,599,044	$3,473,948	$(322,970)	$104,093	$(3,634,369)	—	$2,732,307	$4,219,746
Small Cap Growth	348,472	6,910,831	2,778,132	(943,745)	210,606	(2,861,043)	—	1,726,853	6,094,781
Small Cap Value	324,046	9,144,818	1,704,492	(3,043,752)	774,246	(1,424,860)	$48,415	945,888	7,154,944
Strategic Equity Allocation	12,905,538	191,859,720	31,837,102	(30,842,502)	501,842	(38,231,595)	2,608,494	25,925,659	155,124,567
Strategic Income Opportunities	134,495	1,526,422	194,327	(190,535)	(939)	(88,837)	25,530	—	1,440,438
					$5,459,971	$(122,207,124)	$5,617,948	$73,659,744	$514,820,872
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	1,203,865	$13,052,966	$1,111,007	$(1,772,221)	$(21,784)	$(608,210)	—	—	$11,761,758
Blue Chip Growth	1,096,419	57,884,999	13,688,467	(1,438,273)	358,056	(17,941,878)	—	$7,813,259	52,551,371
Bond	292,037	2,513,005	2,614,406	(369,578)	(5,262)	(228,923)	$54,321	14,028	4,523,648
Capital Appreciation	2,261,828	35,889,779	14,679,200	(2,473,666)	479,982	(16,140,677)	—	9,268,877	32,434,618
Capital Appreciation Value	2,845,701	30,544,893	6,060,838	(2,017,941)	109,086	(6,296,779)	307,067	5,445,102	28,400,097
Disciplined Value	1,737,395	43,235,713	6,485,631	(5,611,149)	411,569	(4,023,093)	408,622	5,210,704	40,498,671
Disciplined Value International	2,592,335	40,833,133	2,333,385	(5,652,160)	23,326	(1,063,537)	1,364,380	—	36,474,147
Diversified Real Assets	381,107	2,534,801	2,306,347	(448,577)	6,256	334,522	63,165	—	4,733,349
Emerging Markets Debt	944,449	8,122,245	1,304,344	(557,282)	(23,048)	(1,035,668)	187,776	—	7,810,591
Emerging Markets Equity	5,664,205	71,213,306	14,621,041	(3,187,304)	(571,431)	(20,109,205)	227,723	6,750,144	61,966,407
Equity Income	2,848,215	65,343,622	6,198,711	(8,488,755)	395,504	(2,383,348)	641,735	4,683,087	61,065,734
Financial Industries	728,115	15,255,441	3,409,795	(2,618,026)	41,462	(2,021,481)	312,315	2,504,716	14,067,191
Fundamental Large Cap Core	516,367	39,005,183	3,629,261	(1,457,880)	59,221	(5,250,142)	89,746	2,625,072	35,985,643
Health Sciences	2,851,860	15,276,580	4,134,848	(565,413)	16,247	(4,774,074)	—	2,100,679	14,088,188
High Yield	1,721,218	5,572,308	982,824	(590,506)	(9,685)	(274,922)	140,590	—	5,680,019
International Dynamic Growth	983,673	7,084,259	7,513,578	(472,271)	64,633	(3,418,976)	—	1,570,627	10,771,223
International Growth	648,276	26,468,092	4,133,881	(4,004,683)	(102,601)	(6,618,559)	216,449	3,266,114	19,876,130
International Small Company	1,667,487	20,352,628	2,840,427	(796,332)	(19,897)	(3,817,695)	520,402	1,616,371	18,559,131
Mid Cap Growth	2,619,193	—	50,227,902	(1,702,256)	(397,673)	(2,842,125)	—	11,959,417	45,285,848
Mid Cap Stock	—	47,932,810	540,172	(29,602,853)	16,198	(18,886,327)	—	—	—
Mid Value	2,823,268	58,672,866	5,524,310	(10,396,519)	(158,404)	(480,112)	439,597	4,181,682	53,162,141
92	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	4,039,454	$7,638,290	$5,525,940	$(466,256)	$130,862	$(5,921,369)	—	$4,479,654	$6,907,467
Small Cap Growth	550,086	11,265,969	4,073,432	(1,488,538)	228,741	(4,458,598)	—	2,784,942	9,621,006
Small Cap Value	511,536	14,847,719	2,252,424	(4,753,038)	687,798	(1,740,184)	$78,221	1,528,225	11,294,719
Strategic Equity Allocation	20,930,885	318,119,537	47,592,529	(52,470,904)	2,025,202	(63,677,128)	4,285,001	42,588,380	251,589,236
Strategic Income Opportunities	220,171	2,536,006	220,631	(251,906)	(5,771)	(140,924)	41,961	—	2,358,036
					$3,738,587	$(193,819,412)	$9,379,071	$120,391,080	$841,466,369
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	1,538,761	$16,786,312	$1,223,960	$(2,166,156)	$(39,506)	$(770,917)	—	—	$15,033,693
Blue Chip Growth	1,089,194	57,878,021	13,684,834	(1,905,775)	504,758	(17,956,767)	—	$7,751,208	52,205,071
Bond	1,568,043	22,281,080	6,537,755	(2,955,985)	(120,029)	(1,453,835)	$403,871	124,744	24,288,986
Capital Appreciation	2,200,810	35,204,752	14,367,256	(2,789,915)	776,673	(15,999,154)	—	8,978,029	31,559,612
Capital Appreciation Value	2,046,810	22,024,702	4,483,401	(1,597,890)	60,214	(4,543,261)	222,846	3,951,656	20,427,166
Core Bond	802,923	9,128,304	2,609,778	(1,220,363)	(85,546)	(467,901)	124,761	—	9,964,272
Disciplined Value	1,670,205	42,159,555	6,327,956	(6,102,448)	508,125	(3,960,714)	396,161	5,051,790	38,932,474
Disciplined Value International	2,434,188	39,062,436	2,231,867	(6,093,869)	159,265	(1,110,674)	1,304,964	—	34,249,025
Diversified Real Assets	1,247,912	15,179,969	1,020,132	(2,237,724)	30,308	1,506,387	374,456	—	15,499,072
Emerging Markets Debt	1,884,309	16,485,839	2,636,449	(1,418,012)	(73,593)	(2,047,448)	378,436	—	15,583,235
Emerging Markets Equity	5,116,141	65,092,546	12,619,909	(2,926,502)	(444,040)	(18,371,330)	207,644	6,154,965	55,970,583
Equity Income	2,847,435	66,102,183	6,039,451	(9,166,610)	641,703	(2,567,716)	647,315	4,720,109	61,049,011
Financial Industries	776,975	16,348,541	3,418,571	(2,631,802)	43,656	(2,167,817)	333,732	2,676,475	15,011,149
Fundamental Global Franchise	411,246	5,501,364	641,362	(235,033)	12,802	(948,527)	1,468	459,297	4,971,968
Fundamental Large Cap Core	495,388	37,392,718	3,656,026	(1,566,897)	488,613	(5,446,864)	85,661	2,505,582	34,523,596
Global Equity	403,435	5,456,332	1,031,367	(424,539)	20,913	(1,182,338)	92,127	875,094	4,901,735
Health Sciences	3,052,857	16,372,403	4,334,202	(531,528)	2,811	(5,096,773)	—	2,247,630	15,081,115
High Yield	4,071,288	13,700,158	2,107,087	(1,690,223)	(32,375)	(649,398)	341,509	—	13,435,249
International Dynamic Growth	924,069	4,987,765	8,239,326	(367,737)	94,308	(2,835,103)	—	1,094,798	10,118,559
International Growth	608,625	26,807,606	4,028,691	(5,555,440)	483,322	(7,103,732)	218,322	3,294,376	18,660,447
International Small Company	1,795,761	22,159,393	2,918,542	(939,712)	7,369	(4,158,771)	564,842	1,754,403	19,986,821
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	93

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	2,408,416	—	$45,754,708	$(2,059,466)	$(485,448)	$(1,568,273)	—	$11,156,222	$41,641,521
Mid Cap Stock	—	$44,623,984	675,810	(26,753,899)	27,613	(18,573,508)	—	—	—
Mid Value	2,596,085	54,635,628	5,118,095	(10,280,931)	(74,889)	(513,625)	$409,513	3,895,512	48,884,278
Science & Technology	4,298,137	8,202,102	5,897,768	(599,085)	137,096	(6,288,067)	—	4,750,035	7,349,814
Small Cap Growth	474,858	9,997,697	3,312,021	(1,288,238)	232,383	(3,948,604)	—	2,436,735	8,305,259
Small Cap Value	441,582	13,235,377	2,032,865	(4,597,177)	906,853	(1,827,778)	69,592	1,359,639	9,750,140
Strategic Equity Allocation	21,372,786	326,540,891	49,095,165	(55,685,718)	2,679,753	(65,729,205)	4,379,351	43,526,162	256,900,886
Strategic Income Opportunities	473,498	6,478,065	519,386	(1,587,710)	(32,322)	(306,254)	102,049	—	5,071,165
					$6,430,790	$(196,087,967)	$10,658,620	$118,764,461	$889,355,902
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,958,331	$21,280,963	$1,426,139	$(2,572,187)	$(27,362)	$(974,663)	—	—	$19,132,890
Blue Chip Growth	1,134,922	61,441,389	14,622,942	(3,486,582)	794,753	(18,975,692)	—	$8,117,548	54,396,810
Bond	3,319,864	50,954,367	8,302,904	(4,347,230)	(179,103)	(3,306,246)	$898,986	281,492	51,424,692
Capital Appreciation	2,264,516	37,004,667	14,843,653	(3,673,515)	862,798	(16,564,437)	—	9,292,006	32,473,166
Capital Appreciation Value	3,364,428	31,011,164	11,103,163	(2,092,571)	13,852	(6,458,621)	308,646	5,473,117	33,576,987
Core Bond	2,616,409	32,139,709	5,064,877	(2,828,233)	(192,965)	(1,713,758)	441,450	—	32,469,630
Disciplined Value	1,654,539	42,800,983	6,149,339	(6,928,974)	622,469	(4,076,502)	397,704	5,071,471	38,567,315
Disciplined Value International	2,551,825	40,966,002	1,971,540	(6,070,222)	202,845	(1,165,983)	1,349,361	—	35,904,182
Diversified Real Assets	2,946,129	38,052,764	1,101,150	(6,339,038)	195,840	3,580,208	927,513	—	36,590,924
Emerging Markets Debt	3,402,790	30,066,451	3,348,826	(1,435,046)	(55,135)	(3,784,022)	683,608	—	28,141,074
Emerging Markets Equity	5,057,670	65,045,209	12,223,363	(3,401,523)	(534,279)	(18,001,861)	205,357	6,087,185	55,330,909
Equity Income	3,013,459	71,881,439	6,589,451	(11,824,342)	941,022	(2,979,003)	699,304	5,060,797	64,608,567
Financial Industries	779,906	16,463,768	3,641,285	(2,907,373)	(28,173)	(2,101,723)	334,793	2,684,988	15,067,784
Fundamental Global Franchise	610,346	6,921,338	2,035,788	(298,431)	2,202	(1,281,814)	1,830	572,483	7,379,083
Fundamental Large Cap Core	445,222	37,339,110	3,588,443	(5,292,361)	918,615	(5,526,262)	84,240	2,464,006	31,027,545
Global Equity	724,961	8,302,058	2,714,303	(351,597)	2,073	(1,858,561)	138,993	1,320,265	8,808,276
Health Sciences	3,070,035	16,590,479	4,566,543	(910,269)	1,666	(5,082,444)	—	2,248,204	15,165,975
High Yield	7,805,480	26,749,116	2,634,816	(2,313,836)	(18,589)	(1,293,423)	659,710	—	25,758,084
International Dynamic Growth	973,393	3,733,301	9,779,089	(350,130)	74,929	(2,578,533)	—	808,690	10,658,656
94	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	633,932	$29,566,313	$4,268,210	$(7,289,162)	$885,119	$(7,994,110)	$238,593	$3,600,259	$19,436,370
International Small Company	1,977,739	24,221,292	3,326,982	(1,045,959)	102,054	(4,592,134)	612,122	1,901,255	22,012,235
Mid Cap Growth	2,379,173	—	43,387,096	(1,790,965)	(465,329)	5,098	—	11,062,648	41,135,900
Mid Cap Stock	—	45,047,099	657,338	(25,734,131)	43,478	(20,013,784)	—	—	—
Mid Value	2,574,901	54,651,526	5,058,616	(10,642,142)	32,157	(614,776)	406,856	3,870,230	48,485,381
Science & Technology	4,320,861	8,295,239	5,909,659	(678,005)	77,765	(6,215,985)	—	4,736,967	7,388,673
Small Cap Growth	438,241	9,496,074	3,135,166	(1,502,359)	251,817	(3,715,862)	—	2,286,171	7,664,836
Small Cap Value	407,540	12,437,124	1,994,270	(4,580,543)	977,700	(1,830,073)	65,127	1,272,397	8,998,478
Strategic Equity Allocation	22,508,890	345,302,848	51,394,458	(59,994,813)	3,731,404	(69,877,042)	4,584,398	45,564,082	270,556,855
Strategic Income Opportunities	1,685,783	21,488,892	1,024,734	(3,290,147)	(68,940)	(1,099,808)	343,893	—	18,054,731
					$9,164,683	$(210,091,816)	$13,382,484	$123,776,261	$1,040,216,008
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	2,373,193	$25,364,804	$1,966,373	$(2,927,784)	$(33,836)	$(1,183,465)	—	—	$23,186,092
Blue Chip Growth	1,000,412	53,425,562	11,858,830	(1,150,977)	343,827	(16,527,483)	—	$7,220,096	47,949,759
Bond	4,078,082	69,095,007	5,928,609	(7,250,416)	(236,584)	(4,367,126)	$1,211,547	393,907	63,169,490
Capital Appreciation	1,858,436	29,932,238	11,735,334	(1,990,378)	713,527	(13,740,742)	—	7,726,498	26,649,979
Capital Appreciation Value	4,726,680	43,294,102	15,195,163	(2,110,855)	63,878	(9,270,022)	442,643	7,849,222	47,172,266
Core Bond	4,074,005	55,245,821	4,557,454	(6,035,235)	(197,077)	(3,012,556)	768,241	—	50,558,407
Disciplined Value	1,397,666	36,848,459	5,845,994	(7,059,611)	440,253	(3,495,501)	352,961	4,500,915	32,579,594
Disciplined Value International	2,374,849	37,933,461	2,501,841	(6,116,555)	268,329	(1,172,952)	1,293,547	—	33,414,124
Diversified Real Assets	5,118,930	66,141,511	1,639,257	(10,888,541)	464,561	6,220,319	1,639,257	—	63,577,107
Emerging Markets Debt	5,402,691	47,588,928	4,754,051	(1,511,745)	(110,439)	(6,040,538)	1,099,370	—	44,680,257
Emerging Markets Equity	4,473,171	56,841,250	10,925,682	(2,308,356)	(504,560)	(16,017,524)	184,268	5,462,054	48,936,492
Equity Income	2,591,353	62,914,565	6,682,790	(12,156,636)	1,010,775	(2,892,877)	624,382	4,566,197	55,558,617
Financial Industries	850,918	17,767,591	4,478,731	(3,490,652)	(98,396)	(2,217,544)	369,674	2,964,723	16,439,730
Floating Rate Income	2,835,741	15,928,897	9,262,854	(1,692,409)	(11,460)	(404,949)	440,226	—	23,082,933
Fundamental Global Franchise	1,416,512	16,007,377	4,561,559	(450,877)	14,280	(3,006,711)	4,340	1,357,977	17,125,628
Fundamental Large Cap Core	306,004	29,633,898	2,426,175	(7,327,333)	2,038,279	(5,445,580)	68,712	2,009,814	21,325,439
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	95

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	1,532,995	$17,560,976	$5,523,385	$(464,984)	$45,012	$(4,038,494)	$301,932	$2,867,985	$18,625,895
Health Sciences	3,379,394	17,900,168	4,650,243	(252,319)	(16,003)	(5,587,882)	—	2,458,993	16,694,207
High Yield	11,677,514	40,038,707	3,252,367	(2,761,885)	(37,578)	(1,955,815)	1,003,003	—	38,535,796
International Dynamic Growth	918,981	4,769,149	8,432,777	(334,010)	43,812	(2,848,886)	—	1,058,189	10,062,842
International Growth	600,737	26,683,702	4,317,824	(6,038,040)	708,581	(7,253,468)	217,939	3,288,601	18,418,599
International Small Company	2,148,493	26,077,976	3,946,709	(1,189,491)	4,963	(4,927,425)	675,002	2,096,562	23,912,732
Mid Cap Growth	2,234,004	—	39,985,182	(1,917,191)	(780,307)	1,338,252	—	10,525,768	38,625,936
Mid Cap Stock	—	41,738,706	161,482	(21,946,064)	7,256	(19,961,380)	—	—	—
Mid Value	2,410,597	50,789,635	5,415,169	(10,262,122)	(32,768)	(518,364)	387,890	3,689,818	45,391,550
Science & Technology	4,775,093	8,988,654	6,549,629	(548,292)	(100,260)	(6,724,322)	—	5,270,567	8,165,409
Short Duration Bond	1,318,466	10,880,874	3,330,604	(1,003,637)	(15,994)	(349,986)	167,275	7,466	12,841,861
Small Cap Growth	365,255	8,094,283	2,812,399	(1,567,319)	184,775	(3,135,821)	—	2,000,940	6,388,317
Small Cap Value	339,605	10,581,436	1,890,350	(4,228,179)	924,320	(1,669,445)	57,493	1,123,253	7,498,482
Strategic Equity Allocation	22,899,900	346,398,463	52,595,328	(56,244,383)	1,418,341	(68,910,954)	4,699,839	46,711,448	275,256,795
Strategic Income Opportunities	4,546,353	54,261,323	3,413,060	(5,883,896)	(157,224)	(2,941,824)	898,932	—	48,691,439
					$6,362,283	$(212,061,065)	$16,908,473	$125,150,993	$1,184,515,774
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	2,215,671	$24,386,299	$1,244,730	$(2,856,513)	$(28,156)	$(1,099,251)	—	—	$21,647,109
Blue Chip Growth	553,885	30,470,495	7,532,081	(2,367,139)	492,940	(9,580,674)	—	$4,105,593	26,547,703
Bond	5,216,844	88,362,949	5,468,153	(7,210,948)	(297,425)	(5,513,819)	$1,523,433	489,948	80,808,910
Capital Appreciation	948,039	15,742,162	6,444,279	(1,783,431)	666,375	(7,474,505)	—	4,075,142	13,594,880
Capital Appreciation Value	5,314,444	50,206,235	16,887,801	(3,669,910)	270,556	(10,656,526)	500,818	8,880,831	53,038,156
Core Bond	5,001,334	67,800,037	4,160,729	(6,004,288)	(449,958)	(3,439,961)	928,027	—	62,066,559
Disciplined Value	746,497	21,776,181	3,210,767	(5,874,836)	661,379	(2,372,645)	200,985	2,562,932	17,400,846
Disciplined Value International	1,750,707	29,225,358	1,674,425	(5,609,895)	461,159	(1,118,605)	969,746	—	24,632,442
Diversified Real Assets	6,067,668	80,549,813	2,486,266	(15,771,071)	704,635	7,390,794	1,966,039	—	75,360,437
Emerging Markets Debt	5,867,516	52,838,379	4,641,719	(2,259,314)	(113,303)	(6,583,124)	1,197,632	—	48,524,357
Emerging Markets Equity	2,522,374	33,214,753	6,286,442	(2,468,182)	(322,002)	(9,116,236)	106,001	3,142,072	27,594,775
Equity Income	1,422,293	38,205,549	3,722,287	(10,353,616)	1,541,331	(2,621,580)	371,159	2,671,799	30,493,971
96	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	666,065	$14,349,146	$3,477,186	$(3,138,988)	$(46,096)	$(1,772,870)	$292,655	$2,347,042	$12,868,378
Floating Rate Income	3,728,114	25,350,859	8,149,318	(2,591,148)	(12,140)	(550,041)	652,251	—	30,346,848
Fundamental Global Franchise	1,739,894	20,435,620	5,479,599	(1,195,265)	222,180	(3,906,816)	5,367	1,679,075	21,035,318
Fundamental Large Cap Core	33,922	11,500,912	987,840	(9,332,548)	3,572,536	(4,364,744)	26,020	761,072	2,363,996
Global Equity	1,831,377	21,706,374	6,529,449	(1,218,728)	297,881	(5,063,741)	360,255	3,421,984	22,251,235
Health Sciences	2,653,482	14,368,791	4,167,951	(999,815)	25,880	(4,454,605)	—	1,964,558	13,108,202
High Yield	13,086,925	45,984,714	2,544,366	(3,112,504)	(39,795)	(2,189,929)	1,127,613	—	43,186,852
International Dynamic Growth	673,282	4,047,170	6,102,479	(408,822)	84,686	(2,453,076)	—	899,399	7,372,437
International Growth	441,499	20,097,662	3,287,357	(4,977,393)	707,185	(5,578,446)	162,921	2,458,405	13,536,365
International Small Company	1,631,893	20,357,998	2,979,492	(1,411,795)	107,279	(3,870,002)	517,417	1,607,099	18,162,972
Mid Cap Growth	1,518,726	—	26,672,251	(2,495,689)	(361,256)	2,443,466	—	7,218,043	26,258,772
Mid Cap Stock	—	29,581,686	703,516	(14,876,296)	19,768	(15,428,674)	—	—	—
Mid Value	1,655,141	36,298,824	3,918,745	(8,719,694)	150,649	(482,219)	269,111	2,559,929	31,166,305
Science & Technology	3,672,361	7,193,159	5,361,711	(839,642)	(116,414)	(5,319,077)	—	4,228,536	6,279,737
Short Duration Bond	3,536,869	35,189,265	3,454,728	(3,136,874)	(56,541)	(1,001,471)	503,458	23,419	34,449,107
Small Cap Growth	367,770	7,908,404	2,916,295	(1,464,719)	179,011	(3,106,697)	—	1,955,340	6,432,294
Small Cap Value	342,595	10,419,824	1,753,631	(3,895,758)	663,684	(1,376,876)	55,086	1,076,231	7,564,505
Strategic Equity Allocation	17,133,648	266,978,862	40,419,883	(50,859,927)	3,474,986	(54,067,356)	3,529,884	35,083,345	205,946,448
Strategic Income Opportunities	6,643,616	78,863,118	2,845,211	(6,074,924)	(159,838)	(4,320,445)	1,289,393	—	71,153,122
					$12,301,176	$(169,049,751)	$16,555,271	$93,211,794	$1,055,193,038
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,269,453	$14,069,523	$609,925	$(1,627,856)	$(11,297)	$(637,744)	—	—	$12,402,551
Blue Chip Growth	123,049	6,815,431	1,500,824	(393,278)	218,945	(2,244,162)	—	$917,344	5,897,760
Bond	4,165,565	70,742,255	4,807,254	(6,392,123)	(116,088)	(4,516,698)	$1,221,695	388,345	64,524,600
Capital Appreciation	158,074	2,637,469	1,033,802	(267,187)	135,152	(1,272,455)	—	683,499	2,266,781
Capital Appreciation Value	3,139,065	30,895,608	9,489,349	(2,781,200)	375,121	(6,651,012)	305,119	5,410,569	31,327,866
Core Bond	4,529,599	61,567,419	3,934,116	(5,775,896)	(218,147)	(3,295,172)	844,198	—	56,212,320
Disciplined Value	92,700	2,791,823	427,282	(840,797)	145,745	(363,210)	25,686	327,540	2,160,843
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	97

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	705,139	$11,729,919	$689,104	$(2,229,980)	$259,441	$(527,171)	$386,984	—	$9,921,313
Diversified Real Assets	3,834,392	53,376,610	2,152,469	(13,245,803)	667,563	4,672,306	1,289,185	—	47,623,145
Emerging Markets Debt	3,740,633	34,767,390	1,842,157	(1,328,375)	(86,012)	(4,260,129)	784,239	—	30,935,031
Emerging Markets Equity	1,018,421	13,619,423	2,451,584	(1,087,496)	(181,591)	(3,660,398)	43,612	$1,292,733	11,141,522
Equity Income	351,196	9,733,992	965,421	(2,887,838)	831,335	(1,113,276)	94,598	678,563	7,529,634
Financial Industries	347,215	7,560,383	1,881,312	(1,786,621)	(18,611)	(928,261)	153,876	1,234,060	6,708,202
Floating Rate Income	2,733,024	20,258,660	4,686,879	(2,278,269)	(6,743)	(413,715)	507,651	—	22,246,812
Fundamental Global Franchise	958,403	11,589,520	2,679,937	(634,949)	100,944	(2,148,360)	3,041	951,617	11,587,092
Fundamental Large Cap Core	6,970	5,664,518	481,427	(5,335,975)	2,197,142	(2,521,356)	12,667	370,502	485,756
Global Equity	986,764	12,080,171	3,370,721	(854,435)	199,762	(2,807,040)	199,729	1,897,184	11,989,179
Global Shareholder Yield	513,010	5,765,955	980,196	(395,095)	45,891	(558,889)	65,640	437,382	5,838,058
Health Sciences	1,377,188	7,588,288	2,233,539	(696,060)	30,848	(2,353,308)	—	1,035,633	6,803,307
High Yield	8,514,441	30,916,895	1,434,842	(2,779,548)	(35,396)	(1,439,137)	755,502	—	28,097,656
International Dynamic Growth	271,198	4,248,218	1,417,919	(1,141,056)	92,730	(1,648,197)	—	946,852	2,969,614
International Growth	177,095	5,368,451	1,742,001	(163,756)	41,227	(1,558,187)	43,527	656,797	5,429,736
International Small Company	753,584	9,506,635	1,486,553	(860,843)	84,543	(1,829,494)	241,487	750,060	8,387,394
Mid Cap Growth	630,437	—	10,053,316	(1,405,620)	13,435	2,239,127	—	3,039,080	10,900,258
Mid Cap Stock	—	12,541,014	303,236	(5,022,090)	24,233	(7,846,393)	—	—	—
Mid Value	679,536	15,376,519	1,772,083	(4,226,963)	124,822	(250,802)	112,653	1,071,614	12,795,659
Science & Technology	1,928,918	3,812,615	2,817,018	(456,856)	(96,924)	(2,777,403)	—	2,242,323	3,298,450
Short Duration Bond	3,249,784	33,667,548	2,281,539	(3,302,980)	(54,087)	(939,126)	477,702	22,246	31,652,894
Small Cap Growth	147,813	3,311,637	1,258,129	(783,271)	87,897	(1,289,136)	—	819,184	2,585,256
Small Cap Value	137,422	4,356,434	741,348	(1,775,665)	391,091	(678,933)	22,875	446,908	3,034,275
Strategic Equity Allocation	7,657,825	120,529,692	18,422,621	(24,351,921)	2,011,520	(24,564,851)	1,577,579	15,679,478	92,047,061
Strategic Income Opportunities	3,811,376	48,995,947	1,961,557	(7,469,566)	73,978	(2,742,078)	787,001	—	40,819,838
					$7,328,469	$(80,924,660)	$9,956,246	$41,299,513	$589,619,863
98	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	426,937	$4,710,822	$229,368	$(548,918)	$(4,885)	$(215,209)	—	—	$4,171,178
Blue Chip Growth	45,396	2,468,787	594,609	(134,977)	28,569	(781,169)	—	$338,024	2,175,819
Bond	1,746,654	28,771,767	2,232,010	(2,032,052)	(15,088)	(1,900,962)	$502,993	160,139	27,055,675
Capital Appreciation	69,181	1,132,195	466,486	(108,334)	24,241	(522,533)	—	296,173	992,055
Capital Appreciation Value	1,065,664	10,348,058	3,320,590	(913,383)	106,563	(2,226,497)	103,399	1,833,532	10,635,331
Core Bond	1,900,651	25,058,170	1,875,809	(1,896,356)	(37,817)	(1,412,733)	344,450	—	23,587,073
Disciplined Value	36,828	1,115,551	179,578	(350,982)	17,372	(103,068)	10,344	131,906	858,451
Disciplined Value International	241,586	4,033,657	232,978	(779,161)	67,531	(155,895)	134,820	—	3,399,110
Diversified Real Assets	1,355,989	18,466,075	690,610	(4,200,066)	236,343	1,648,417	457,274	—	16,841,379
Emerging Markets Debt	1,387,818	12,826,205	835,991	(571,571)	(33,715)	(1,579,656)	291,642	—	11,477,254
Emerging Markets Equity	213,533	2,870,325	561,289	(275,082)	(55,576)	(764,901)	9,311	276,010	2,336,055
Equity Income	137,340	3,834,358	430,609	(1,217,088)	344,694	(447,996)	37,400	269,169	2,944,577
Floating Rate Income	1,197,012	9,199,121	1,709,235	(978,183)	(2,993)	(183,503)	230,662	—	9,743,677
Fundamental Global Franchise	328,257	3,930,823	993,633	(255,076)	45,772	(746,527)	1,034	323,632	3,968,625
Fundamental Large Cap Core	17,258	2,994,225	357,818	(1,894,496)	617,542	(872,375)	6,824	199,589	1,202,714
Global Equity	352,250	4,262,004	1,202,999	(256,589)	62,000	(990,572)	71,098	675,343	4,279,842
Global Shareholder Yield	226,077	2,529,349	460,779	(192,993)	16,996	(241,372)	28,945	193,211	2,572,759
High Yield	3,200,591	11,492,954	490,527	(867,465)	(12,950)	(541,116)	282,898	—	10,561,950
International Dynamic Growth	92,824	1,137,179	434,718	(95,025)	9,216	(469,660)	—	256,085	1,016,428
International Growth	60,792	2,105,239	421,282	(90,598)	998	(573,044)	17,361	261,973	1,863,877
International Small Company	211,777	2,639,137	401,035	(187,086)	3,571	(499,577)	68,469	212,664	2,357,080
Mid Cap Growth	154,808	—	2,252,797	(212,875)	(19,056)	655,759	—	799,045	2,676,625
Mid Cap Stock	—	3,178,323	129,530	(1,214,733)	14,599	(2,107,719)	—	—	—
Mid Value	170,535	3,903,283	492,733	(1,157,222)	230,475	(258,099)	29,199	277,761	3,211,170
Short Duration Bond	1,606,701	16,717,465	974,498	(1,548,605)	(29,245)	(464,843)	238,296	11,165	15,649,270
Small Cap Growth	34,672	803,473	287,770	(196,809)	22,582	(310,600)	—	196,406	606,416
Small Cap Value	32,253	1,066,737	199,579	(483,988)	116,870	(187,048)	5,706	111,475	712,150
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	99

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	2,343,577	$36,253,467	$6,014,358	$(7,200,578)	$414,917	$(7,312,368)	$482,381	$4,794,357	$28,169,796
Strategic Income Opportunities	1,402,615	18,442,668	577,995	(3,005,213)	155,867	(1,149,316)	295,761	—	15,022,001
					$2,325,393	$(24,714,182)	$3,650,267	$11,617,659	$210,088,337
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	379,768	$4,165,168	$340,547	$(601,070)	$(3,911)	$(190,400)	—	—	$3,710,334
Blue Chip Growth	20,773	1,103,032	389,945	(162,994)	2,013	(336,334)	—	$151,688	995,662
Bond	1,321,630	21,386,584	2,466,507	(1,950,824)	(16,904)	(1,413,309)	$373,540	118,898	20,472,054
Capital Appreciation Value	722,484	7,007,928	2,324,484	(675,873)	64,431	(1,510,584)	70,254	1,245,782	7,210,386
Core Bond	1,509,927	19,555,754	2,200,050	(1,881,856)	(28,944)	(1,106,812)	267,571	—	18,738,192
Disciplined Value International	151,389	2,531,194	290,709	(640,422)	46,685	(98,127)	85,223	—	2,130,039
Diversified Real Assets	932,726	12,536,068	972,819	(3,193,692)	135,347	1,133,916	311,386	—	11,584,458
Emerging Markets Debt	998,247	9,160,284	818,708	(568,432)	(26,016)	(1,129,044)	208,101	—	8,255,500
Emerging Markets Equity	45,744	693,782	157,825	(160,207)	(25,165)	(165,791)	2,279	67,547	500,444
Equity Income	54,090	1,591,166	211,317	(597,551)	64,930	(110,169)	15,628	113,097	1,159,693
Floating Rate Income	982,808	7,682,998	1,421,929	(952,659)	(530)	(151,682)	191,020	—	8,000,056
Fundamental Global Franchise	203,317	2,435,758	640,119	(178,612)	27,170	(466,332)	644	201,443	2,458,103
Fundamental Large Cap Core	9,425	2,063,005	244,507	(1,487,850)	389,696	(552,556)	4,722	138,119	656,802
Global Equity	228,509	2,764,534	848,526	(230,690)	33,541	(639,527)	46,320	439,980	2,776,384
Global Shareholder Yield	188,260	2,107,435	424,381	(201,326)	9,370	(197,463)	24,157	162,250	2,142,397
High Yield	2,326,921	8,264,851	556,351	(744,994)	(7,202)	(390,165)	202,897	—	7,678,841
International Dynamic Growth	58,428	708,051	330,049	(110,472)	(7,523)	(280,313)	—	160,132	639,792
International Growth	38,466	1,305,721	333,425	(103,333)	2,464	(358,905)	10,831	163,429	1,179,372
International Small Company	108,223	1,343,150	268,038	(153,897)	8,814	(261,585)	35,012	108,747	1,204,520
Mid Cap Growth	64,244	—	1,285,405	(263,589)	(25,397)	114,365	—	331,178	1,110,784
Mid Cap Stock	—	1,364,811	40,003	(710,642)	399	(694,571)	—	—	—
Mid Value	68,551	1,670,244	258,312	(625,068)	80,878	(93,542)	12,603	119,884	1,290,824
Short Duration Bond	1,416,707	14,686,004	1,122,960	(1,578,140)	(22,845)	(409,256)	208,417	9,821	13,798,723
100	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	20,148	$725,023	$170,692	$(402,647)	$89,942	$(138,143)	$3,931	$76,800	$444,867
Strategic Equity Allocation	1,344,614	20,874,344	3,693,841	(4,405,204)	227,364	(4,228,084)	279,187	2,774,821	16,162,261
Strategic Income Opportunities	1,000,959	13,317,424	715,642	(2,602,621)	84,892	(795,066)	212,156	—	10,720,271
					$1,103,499	$(14,469,479)	$2,565,879	$6,383,616	$145,020,759
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	101

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
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102	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

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Retirement Income 2040
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CLOSED-END FUNDS

Financial Opportunities
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Preferred Income
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Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything
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and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment
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standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
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This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071547	LCSA 2/22
4/22

Semiannual report
John Hancock
Multi-Index Preservation Portfolios
Target date
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. and international stock markets largely posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
The global bond markets continued to decline as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. The conflict between Russia and Ukraine halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Index Preservation Portfolios

2	Multi-Index Preservation Portfolios at a glance
3	Portfolio summary
4	Multi-Index 2065 Preservation Portfolio
5	Multi-Index 2060 Preservation Portfolio
6	Multi-Index 2055 Preservation Portfolio
7	Multi-Index 2050 Preservation Portfolio
8	Multi-Index 2045 Preservation Portfolio
9	Multi-Index 2040 Preservation Portfolio
10	Multi-Index 2035 Preservation Portfolio
11	Multi-Index 2030 Preservation Portfolio
12	Multi-Index 2025 Preservation Portfolio
13	Multi-Index Income Preservation Portfolio
14	Your expenses
17	Portfolios’ investments
23	Financial statements
33	Financial highlights
43	Notes to financial statements
62	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	1

Multi-Index Preservation Portfolios at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Preservation Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
■Portfolios with dates further off initially invest more aggressively in stock funds.
■As a portfolio approaches its target date,1 the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
■On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.
JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Preservation Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
MULTI-INDEX 2065-2025 AND INCOME PRESERVATION PORTFOLIOS’ CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/2022
Total returns for the portfolios assume all distributions are reinvested.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2022
U.S. Stocks	S&P 500 Index	-2.62%
	Russell Midcap Index	-6.15%
	Russell 2000 Index	-9.46%
	FTSE NAREIT All Equity REIT Index	-3.29%
International Stocks	MSCI EAFE Index	-6.78%
	MSCI Emerging Markets Index	-9.81%
	MSCI EAFE Small Cap Index	-11.70%
Fixed Income	Bloomberg U.S. Aggregate Bond Index	-4.07%
	ICE Bank of America U.S. High Yield Index	-2.96%
	JPMorgan Global Government Bonds Unhedged Index	-5.75%
Market index total returns are included here as broad measures of market performance.
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

Multi-Index 2065 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2065 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2060+ Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2065 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	61.8
Equity	61.8
Large blend	61.8
Unaffiliated investment companies	30.4
Equity	21.3
Fixed income	9.1
U.S. Government	7.8
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[2]	Class R4[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20
Average annual total returns
1 year	5.75	5.51	5.61	5.78	5.74	7.33	6.62
Since inception	16.12	15.89	15.99	16.22	16.11	18.33	15.25
Cumulative returns
6-months	-5.00	-5.07	-5.05	-4.96	-5.00	-4.29	-4.74
Since inception	23.93	23.58	23.73	24.08	23.92	27.33	22.61
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	6.17	6.57	6.42	6.07	6.11
Net (%)	0.48	0.88	0.63	0.38	0.42
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 10-22-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2060 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2060+ Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2060 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	61.2
Equity	61.2
Large blend	61.2
Unaffiliated investment companies	30.5
Equity	21.3
Fixed income	9.2
U.S. Government	8.2
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[2]	Class R4[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	5.82	5.38	5.62	5.87	5.83	7.33	6.62
5 year	10.04	9.68	9.91	10.10	10.04	10.48	11.32
Since inception	10.72	10.37	10.58	10.78	10.72	11.19	11.81
Cumulative returns
6-months	-5.01	-5.17	-5.06	-4.96	-5.00	-4.29	-4.74
5 year	61.31	58.72	60.42	61.79	61.32	64.63	70.94
Since inception	82.71	79.32	81.38	83.32	82.72	87.38	93.69
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.81	1.21	1.06	0.71	0.75
Net (%)	0.48	0.88	0.63	0.38	0.42
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 10-22-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

Multi-Index 2055 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2055 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2055 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	61.2
Equity	61.2
Large blend	61.2
Unaffiliated investment companies	30.5
Equity	21.3
Fixed income	9.2
U.S. Government	8.2
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[2]	Class R4[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	5.86	5.40	5.71	5.89	5.86	7.34	6.62
5 year	10.05	9.66	9.95	10.10	10.05	10.20	11.32
Since inception	8.61	8.26	8.49	8.67	8.61	8.60	9.87
Cumulative returns
6-months	-4.94	-5.22	-4.99	-4.90	-4.94	-4.27	-4.74
5 year	61.44	58.57	60.66	61.78	61.44	62.52	70.94
Since inception	92.57	87.70	90.91	93.41	92.56	92.42	110.96
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.75	1.15	1.00	0.65	0.69
Net (%)	0.49	0.89	0.64	0.39	0.43
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 10-22-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2050 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2050 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2050 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	60.6
Equity	60.6
Large blend	60.6
Unaffiliated investment companies	30.9
Equity	21.3
Fixed income	9.6
U.S. Government	8.3
Short-term investments and other	0.2
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	5.77	5.38	5.69	5.89	5.85	7.14	6.66
5 year	10.05	9.58	9.89	10.14	10.07	10.15	11.33
10-year	9.28	8.86	9.10	9.34	9.29	9.55	10.43
Cumulative returns
6-months	-5.03	-5.18	-4.99	-4.92	-4.95	-4.25	-4.69
5 year	61.42	57.98	60.21	62.08	61.55	62.17	70.99
10-year	142.90	133.73	138.95	144.29	143.10	148.98	169.61
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.73	1.13	0.98	0.63	0.67
Net (%)	0.49	0.89	0.64	0.39	0.43
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 and Class I shares were first offered on 5-1-12 and 10-22-21, respectively. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

Multi-Index 2045 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2045 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2045 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	57.9
Equity	57.9
Large blend	57.9
Unaffiliated investment companies	33.5
Equity	20.3
Fixed income	13.2
U.S. Government	8.2
Short-term investments and other	0.4
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	5.76	5.30	5.60	5.88	5.77	6.95	6.48
5 year	9.96	9.44	9.81	10.03	9.96	9.87	11.11
10-year	9.23	8.77	9.08	9.29	9.23	9.21	10.33
Cumulative returns
6-months	-4.91	-5.08	-4.95	-4.80	-4.90	-4.19	-4.62
5 year	60.76	57.02	59.68	61.25	60.78	60.09	69.36
10-year	141.78	131.77	138.39	143.10	141.81	141.33	167.26
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.73	1.13	0.98	0.63	0.67
Net (%)	0.48	0.88	0.63	0.38	0.42
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 and Class I shares were first offered on 5-1-12 and 10-22-21, respectively. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
8	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2040 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2040 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2040 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	54.9
Equity	54.9
Large blend	54.9
Unaffiliated investment companies	36.3
Fixed income	19.0
Equity	17.3
U.S. Government	8.7
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	5.47	4.94	5.23	5.53	5.48	6.28	6.07
5 year	9.58	9.11	9.40	9.65	9.59	9.48	10.65
10-year	8.99	8.55	8.82	9.04	8.99	8.80	10.03
Cumulative returns
6-months	-4.81	-4.98	-4.90	-4.71	-4.80	-4.09	-4.48
5 year	58.02	54.66	56.74	58.51	58.04	57.26	65.84
10-year	136.56	127.17	132.91	137.57	136.58	132.40	160.10
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.72	1.12	0.97	0.62	0.66
Net (%)	0.47	0.87	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 and Class I shares were first offered on 5-1-12 and 10-22-21, respectively. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	9

Multi-Index 2035 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2035 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2035 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	46.2
Equity	46.2
Large blend	46.2
Unaffiliated investment companies	44.5
Fixed income	30.0
Equity	14.5
U.S. Government	8.9
Short-term investments and other	0.4
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	4.69	4.15	4.52	4.65	4.70	5.63	5.19
5 year	8.88	8.37	8.74	8.93	8.88	8.88	9.79
10-year	8.46	7.99	8.31	8.51	8.46	8.25	9.43
Cumulative returns
6-months	-4.68	-4.91	-4.71	-4.69	-4.67	-3.92	-4.31
5 year	53.02	49.49	52.04	53.34	53.03	53.05	59.54
10-year	125.18	115.78	122.09	126.35	125.21	120.98	146.25
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.72	1.12	0.97	0.62	0.66
Net (%)	0.47	0.87	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 and Class I shares were first offered on 5-1-12 and 10-22-21, respectively. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
10	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2030 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2030 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2030 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	31.9
Equity	31.9
Large blend	31.9
Unaffiliated investment companies	57.1
Fixed income	44.9
Equity	12.2
U.S. Government	10.6
Short-term investments and other	0.4
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	3.39	2.93	3.16	3.43	3.39	4.56	3.83
5 year	7.63	7.13	7.44	7.67	7.63	8.07	8.51
10-year	7.49	7.02	7.31	7.53	7.49	7.59	8.45
Cumulative returns
6-months	-4.23	-4.46	-4.33	-4.19	-4.23	-3.73	-3.83
5 year	44.45	41.08	43.16	44.71	44.46	47.42	50.43
10-year	105.86	97.06	102.56	106.75	105.87	107.79	125.01
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.72	1.12	0.97	0.62	0.66
Net (%)	0.47	0.87	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 and Class I shares were first offered on 5-1-12 and 10-22-21, respectively. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	11

Multi-Index 2025 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2025 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2025 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	16.3
Equity	16.3
Large blend	16.3
Unaffiliated investment companies	69.9
Fixed income	62.7
Equity	7.2
U.S. Government	13.3
Short-term investments and other	0.5
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	1.83	1.35	1.60	1.86	1.82	3.56	1.92
5 year	5.95	5.49	5.81	6.02	5.95	7.13	6.40
10-year	6.05	5.65	5.89	6.11	6.05	6.80	6.83
Cumulative returns
6-months	-3.47	-3.68	-3.58	-3.43	-3.47	-3.47	-3.05
5 year	33.53	30.61	32.60	33.95	33.53	41.09	36.35
10-year	80.01	73.24	77.29	80.87	80.01	93.06	93.60
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.74	1.14	0.99	0.64	0.68
Net (%)	0.46	0.86	0.61	0.36	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 and Class I shares were first offered on 5-1-12 and 10-22-21, respectively. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
12	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index Income Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Income Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to Retirement Income Index, an unmanaged index comprising a set of indices aligned with specific target date years. Index performance inception was May 30, 2014. Index since fund inception returns are not available.
Index 2 is the John Hancock Income Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
Index 3 is the Bloomberg U.S. Aggregate Bond Index (formerly known as Bloomberg Barclays U.S. Aggregate Bond Index), an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	5.4
Equity	5.4
Large blend	5.4
Unaffiliated investment companies	79.7
Fixed income	72.8
Equity	6.9
U.S. Government	14.4
Short-term investments and other	0.5
PERFORMANCE CHART

Total returns for the period ended 2-28-22 (%)
	Class I1,2	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3
Average annual total returns
1 year	0.61	0.23	0.48	0.64	0.60	1.85	0.33	-2.64
5 year	3.78	3.34	3.62	3.83	3.78	5.39	3.73	2.71
10-year	3.37	2.97	3.20	3.41	3.37	—	3.63	2.47
Cumulative returns
6-months	-3.06	-3.26	-3.10	-3.04	-3.07	-3.31	-2.66	-4.07
5 year	20.39	17.87	19.47	20.67	20.37	30.03	20.12	14.30
10-year	39.30	33.99	37.05	39.86	39.28	—	42.78	27.66
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	0.75	1.15	1.00	0.65	0.69
Net (%)	0.44	0.84	0.59	0.34	0.38
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 and Class I shares were first offered on 5-1-12 and 10-22-21, respectively. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	13

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Preservation Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2021 through February 28, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multi-Index 2065 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$951.50	$0.38	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	949.30	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R4	Actual expenses/actual returns	1,000.00	949.50	0.77	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	950.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.00	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2060 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$951.80	$0.38	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	948.30	2.42	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	949.40	1.11	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%
Class R6	Actual expenses/actual returns	1,000.00	950.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.00	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
14	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multi-Index 2055 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$952.00	$0.38	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	947.80	2.66	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Class R4	Actual expenses/actual returns	1,000.00	950.10	0.82	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual expenses/actual returns	1,000.00	951.00	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.60	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2050 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$951.60	$0.38	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	948.20	2.46	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	950.10	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	950.80	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.50	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2045 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$953.20	$0.38	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	949.20	2.46	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	950.50	0.92	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class R6	Actual expenses/actual returns	1,000.00	952.00	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	951.00	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2040 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$956.00	$0.38	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	950.20	2.51	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Class R4	Actual expenses/actual returns	1,000.00	951.00	1.11	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%
Class R6	Actual expenses/actual returns	1,000.00	952.90	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	952.00	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	15

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multi-Index 2035 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$959.30	$0.52	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R2	Actual expenses/actual returns	1,000.00	950.90	2.66	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Class R4	Actual expenses/actual returns	1,000.00	952.90	1.21	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class R6	Actual expenses/actual returns	1,000.00	953.10	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Class 1	Actual expenses/actual returns	1,000.00	953.30	0.44	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Multi-Index 2030 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$965.50	$0.77	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class R2	Actual expenses/actual returns	1,000.00	955.40	3.01	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Class R4	Actual expenses/actual returns	1,000.00	956.70	1.75	0.36%
	Hypothetical example	1,000.00	1,023.00	1.81	0.36%
Class R6	Actual expenses/actual returns	1,000.00	958.10	0.58	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
Class 1	Actual expenses/actual returns	1,000.00	957.70	0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Multi-Index 2025 Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$973.40	$0.98	0.28%
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%
Class R2	Actual expenses/actual returns	1,000.00	963.20	3.12	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%
Class R4	Actual expenses/actual returns	1,000.00	964.20	2.09	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
Class R6	Actual expenses/actual returns	1,000.00	965.70	0.83	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class 1	Actual expenses/actual returns	1,000.00	965.30	1.07	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Multi-Index Income Preservation Portfolio
Class I	Actual expenses/actual returns[3]	$1,000.00	$977.50	$1.13	0.32%
	Hypothetical example	1,000.00	1,023.20	1.61	0.32%
Class R2	Actual expenses/actual returns	1,000.00	967.40	3.51	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Class R4	Actual expenses/actual returns	1,000.00	969.00	2.29	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Class R6	Actual expenses/actual returns	1,000.00	969.60	1.07	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class 1	Actual expenses/actual returns	1,000.00	969.30	1.27	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
[3]	The inception date for Class I shares is 10-22-21. Actual Expenses are equal to the class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 130/365 (to reflect the period).
16	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
MULTI-INDEX 2065 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 61.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	940,725	$11,307,517

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,854,074)		$11,307,517
UNAFFILIATED INVESTMENT COMPANIES - 30.4%
Equity - 21.3%
Fidelity Mid Cap Index Fund	78,604	2,312,544
Fidelity Small Cap Index Fund	28,235	711,250
Financial Select Sector SPDR Fund	6,189	238,400
Vanguard FTSE Emerging Markets ETF	5,509	263,440
Vanguard Health Care ETF	1,002	243,426
Vanguard Information Technology ETF	306	123,596
Fixed income - 9.1%
Vanguard Intermediate-Term Corporate Bond ETF	5,618	499,833
Vanguard Total Bond Market ETF	14,227	1,165,476

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,608,543)		$5,557,965
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.8%
U.S. Government - 7.8%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$272,000	143,664
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	769,400	428,685
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	1,068,000	572,662
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	503,700	282,131

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,466,495)		$1,427,142
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	59,041	59,041

TOTAL SHORT-TERM INVESTMENTS (Cost $59,041)		$59,041
Total investments (Cost $19,988,153) - 100.3%		$18,351,665
Other assets and liabilities, net - (0.3%)		(54,188)
TOTAL NET ASSETS - 100.0%		$18,297,477
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.2%
Equity - 61.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,787,189	$117,642,017

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $115,166,229)		$117,642,017
UNAFFILIATED INVESTMENT COMPANIES - 30.5%
Equity - 21.3%
Fidelity Mid Cap Index Fund	822,886	24,209,316
MULTI-INDEX 2060 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	299,010	$7,532,065
Financial Select Sector SPDR Fund	65,171	2,510,387
Vanguard FTSE Emerging Markets ETF (D)	57,808	2,764,379
Vanguard Health Care ETF	10,579	2,570,062
Vanguard Information Technology ETF	3,164	1,277,971
Fixed income - 9.2%
Vanguard Intermediate-Term Corporate Bond ETF	59,826	5,322,719
Vanguard Total Bond Market ETF	151,437	12,405,719

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $57,492,506)		$58,592,618
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$3,009,000	1,589,282
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	8,495,100	4,733,198
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	11,796,300	6,325,184
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	5,566,600	3,117,946

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,207,722)		$15,765,610
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	315,986	315,986

TOTAL SHORT-TERM INVESTMENTS (Cost $315,986)		$315,986
Total investments (Cost $189,182,443) - 100.0%		$192,316,231
Other assets and liabilities, net - (0.0%)		(75,573)
TOTAL NET ASSETS - 100.0%		$192,240,658
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.2%
Equity - 61.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,623,196	$211,830,821

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $206,160,153)		$211,830,821
UNAFFILIATED INVESTMENT COMPANIES - 30.5%
Equity - 21.3%
Fidelity Mid Cap Index Fund	1,485,812	43,712,603
Fidelity Small Cap Index Fund	539,655	13,593,916
Financial Select Sector SPDR Fund	117,384	4,521,632
Vanguard FTSE Emerging Markets ETF (D)	104,088	4,977,488
Vanguard Health Care ETF (D)	19,083	4,636,024
Vanguard Information Technology ETF	5,705	2,304,307
Fixed income - 9.2%
Vanguard Intermediate-Term Corporate Bond ETF	108,085	9,616,322
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	17

MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Total Bond Market ETF	273,597	$22,413,066

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $101,881,430)		$105,775,358
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$5,443,000	2,874,863
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	15,362,800	8,559,661
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	21,334,700	11,439,680
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	10,066,600	5,638,472

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $29,297,951)		$28,512,676
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 0.0896% (C)(E)	341,468	3,415,192
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	696,204	696,204

TOTAL SHORT-TERM INVESTMENTS (Cost $4,112,559)		$4,111,396
Total investments (Cost $341,452,093) - 101.1%		$350,230,251
Other assets and liabilities, net - (1.1%)		(3,835,381)
TOTAL NET ASSETS - 100.0%		$346,394,870
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.6%
Equity - 60.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,246,969	$375,588,572

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $337,479,742)		$375,588,572
UNAFFILIATED INVESTMENT COMPANIES - 30.9%
Equity - 21.3%
Fidelity Mid Cap Index Fund	2,590,215	76,204,127
Fidelity Small Cap Index Fund	931,655	23,468,380
Financial Select Sector SPDR Fund	210,204	8,097,058
iShares Global Infrastructure ETF	6,600	317,856
Vanguard Energy ETF	9,930	973,339
Vanguard FTSE Emerging Markets ETF	185,552	8,873,097
Vanguard Global ex-U.S. Real Estate ETF	5,942	307,380
Vanguard Health Care ETF	34,244	8,319,237
Vanguard Information Technology ETF	10,239	4,135,634
Vanguard Materials ETF	3,377	621,807
Vanguard Real Estate ETF	9,081	931,166
Fixed income - 9.6%
Vanguard Emerging Markets Government Bond ETF	110,065	7,831,125
Vanguard Intermediate-Term Corporate Bond ETF	158,117	14,067,669
MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Total Bond Market ETF	400,252	$32,788,644
Xtrackers USD High Yield Corporate Bond ETF (D)	127,521	4,886,605

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $183,821,342)		$191,823,124
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$9,785,000	5,168,204
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	27,620,800	15,389,427
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	38,356,300	20,566,673
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	18,098,600	10,137,330

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,715,381)		$51,261,634
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 0.0896% (C)(E)	495,690	4,957,644
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	1,948,709	1,948,709

TOTAL SHORT-TERM INVESTMENTS (Cost $6,906,353)		$6,906,353
Total investments (Cost $580,922,818) - 100.9%		$625,579,683
Other assets and liabilities, net - (0.9%)		(5,569,203)
TOTAL NET ASSETS - 100.0%		$620,010,480
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.9%
Equity - 57.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	36,157,431	$434,612,322

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $375,295,458)		$434,612,322
UNAFFILIATED INVESTMENT COMPANIES - 33.5%
Equity - 20.3%
Fidelity Mid Cap Index Fund	2,815,947	82,845,149
Fidelity Small Cap Index Fund	1,023,863	25,791,110
Financial Select Sector SPDR Fund	253,809	9,776,723
iShares Global Infrastructure ETF (D)	9,073	436,956
iShares MSCI Global Min Vol Factor ETF	32,575	3,298,870
Vanguard Dividend Appreciation ETF	20,883	3,301,185
Vanguard Energy ETF	13,677	1,340,620
Vanguard FTSE Emerging Markets ETF	165,087	7,894,460
Vanguard Global ex-U.S. Real Estate ETF	8,181	423,203
Vanguard Health Care ETF (D)	41,383	10,053,586
Vanguard Information Technology ETF	12,373	4,997,578
Vanguard Materials ETF	4,649	856,020
Vanguard Real Estate ETF	12,513	1,283,083
18	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 13.2%
Vanguard Emerging Markets Government Bond ETF	210,858	$15,002,547
Vanguard Intermediate-Term Corporate Bond ETF	244,053	21,713,395
Vanguard Total Bond Market ETF	617,883	50,616,975
Xtrackers USD High Yield Corporate Bond ETF (D)	302,343	11,585,784

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $232,190,252)		$251,217,244
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$11,813,000	6,239,345
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	33,341,600	18,576,874
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	46,300,500	24,826,358
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	21,846,300	12,236,480

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $63,348,554)		$61,879,057
SHORT-TERM INVESTMENTS - 2.9%
Short-term funds - 2.9%
John Hancock Collateral Trust, 0.0896% (C)(E)	1,880,063	18,803,447
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	2,609,773	2,609,773

TOTAL SHORT-TERM INVESTMENTS (Cost $21,414,416)		$21,413,220
Total investments (Cost $692,248,680) - 102.5%		$769,121,843
Other assets and liabilities, net - (2.5%)		(19,069,281)
TOTAL NET ASSETS - 100.0%		$750,052,562
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.9%
Equity - 54.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	40,477,531	$486,539,920

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $411,357,485)		$486,539,920
UNAFFILIATED INVESTMENT COMPANIES - 36.3%
Equity - 17.3%
Fidelity Mid Cap Index Fund	2,899,789	85,311,781
Fidelity Small Cap Index Fund	882,060	22,219,100
Financial Select Sector SPDR Fund	273,419	10,532,100
iShares Global Infrastructure ETF (D)	15,772	759,580
iShares MSCI Global Min Vol Factor ETF	57,450	5,817,962
Vanguard Dividend Appreciation ETF (D)	36,582	5,782,883
Vanguard Energy ETF	23,664	2,319,545
Vanguard Global ex-U.S. Real Estate ETF	14,303	739,894
Vanguard Health Care ETF	44,351	10,774,632
Vanguard Information Technology ETF	13,261	5,356,251
Vanguard Materials ETF	8,127	1,496,425
MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Real Estate ETF	21,774	$2,232,706
Fixed income - 19.0%
Vanguard Emerging Markets Government Bond ETF	343,420	24,434,333
Vanguard Intermediate-Term Corporate Bond ETF	418,757	37,256,810
Vanguard Total Bond Market ETF	1,060,030	86,837,655
Xtrackers USD High Yield Corporate Bond ETF (D)	535,797	20,531,741

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $303,748,799)		$322,403,398
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$14,716,000	7,772,640
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	41,535,900	23,142,476
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	57,679,400	30,927,732
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	27,215,600	15,243,916

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $78,951,055)		$77,086,764
SHORT-TERM INVESTMENTS - 3.0%
Short-term funds - 3.0%
John Hancock Collateral Trust, 0.0896% (C)(E)	2,301,615	23,019,604
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	3,541,081	3,541,081

TOTAL SHORT-TERM INVESTMENTS (Cost $26,565,608)		$26,560,685
Total investments (Cost $820,622,947) - 102.9%		$912,590,767
Other assets and liabilities, net - (2.9%)		(25,415,899)
TOTAL NET ASSETS - 100.0%		$887,174,868
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.2%
Equity - 46.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	42,401,782	$509,669,424

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $420,309,937)		$509,669,424
UNAFFILIATED INVESTMENT COMPANIES - 44.5%
Equity - 14.5%
Fidelity Mid Cap Index Fund	2,530,934	74,460,066
Fidelity Small Cap Index Fund	941,305	23,711,469
Financial Select Sector SPDR Fund	309,582	11,925,099
iShares Global Infrastructure ETF (D)	25,725	1,238,916
iShares MSCI Global Min Vol Factor ETF	94,949	9,615,485
Vanguard Dividend Appreciation ETF (D)	60,814	9,613,477
Vanguard Energy ETF (D)	38,572	3,780,827
Vanguard Global ex-U.S. Real Estate ETF	23,093	1,194,601
Vanguard Health Care ETF	50,415	12,247,820
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	19

MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Information Technology ETF	15,074	$6,088,539
Vanguard Materials ETF	13,126	2,416,890
Vanguard Real Estate ETF	35,322	3,621,918
Fixed income - 30.0%
Vanguard Emerging Markets Government Bond ETF	535,405	38,094,066
Vanguard Intermediate-Term Corporate Bond ETF (D)	869,029	77,317,510
Vanguard Total Bond Market ETF	2,207,499	180,838,319
Xtrackers USD High Yield Corporate Bond ETF (D)	882,735	33,826,405

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $469,729,658)		$489,991,407
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%
U.S. Government - 8.9%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$18,682,000	9,867,387
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	52,728,800	29,378,802
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	73,224,000	39,262,756
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	34,550,800	19,352,485

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $100,421,374)		$97,861,430
SHORT-TERM INVESTMENTS - 4.5%
Short-term funds - 4.5%
John Hancock Collateral Trust, 0.0896% (C)(E)	4,508,841	45,095,175
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	4,169,498	4,169,498

TOTAL SHORT-TERM INVESTMENTS (Cost $49,272,062)		$49,264,673
Total investments (Cost $1,039,733,031) - 104.1%		$1,146,786,934
Other assets and liabilities, net - (4.1%)		(45,371,957)
TOTAL NET ASSETS - 100.0%		$1,101,414,977
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 31.9%
Equity - 31.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	30,653,856	$368,459,349

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $299,238,458)		$368,459,349
UNAFFILIATED INVESTMENT COMPANIES - 57.1%
Equity - 12.2%
Fidelity Mid Cap Index Fund	1,664,483	48,969,093
Fidelity Small Cap Index Fund	675,148	17,006,972
Financial Select Sector SPDR Fund	289,308	11,144,144
iShares Global Infrastructure ETF (D)	33,173	1,597,612
iShares MSCI Global Min Vol Factor ETF	107,639	10,900,602
Vanguard Dividend Appreciation ETF	68,917	10,894,399
Vanguard Energy ETF	49,894	4,890,610
MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Global ex-U.S. Real Estate ETF	29,960	$1,549,831
Vanguard Health Care ETF (D)	47,290	11,488,633
Vanguard Information Technology ETF	14,046	5,673,320
Vanguard Materials ETF (D)	17,114	3,151,201
Vanguard Real Estate ETF	45,881	4,704,638
Vanguard S&P 500 ETF	21,351	8,569,437
Fixed income - 44.9%
Invesco Senior Loan ETF (D)	1,117,235	24,322,206
SPDR Portfolio Short Term Corporate Bond ETF	685,826	20,938,268
Vanguard Emerging Markets Government Bond ETF	676,352	48,122,445
Vanguard Intermediate-Term Corporate Bond ETF	1,213,272	107,944,810
Vanguard Short-Term Corporate Bond ETF (D)	263,360	20,971,357
Vanguard Total Bond Market ETF	3,069,770	251,475,557
Xtrackers USD High Yield Corporate Bond ETF (D)	1,139,599	43,669,434

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $633,188,920)		$657,984,569
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.6%
U.S. Government - 10.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$11,934,586	12,697,514
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	14,488,176	15,410,948
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	7,512,753	8,015,315
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	16,328,000	8,624,060
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	46,086,100	25,677,702
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	63,998,000	34,315,769
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	30,197,600	16,914,184

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $123,928,894)		$121,655,492
SHORT-TERM INVESTMENTS - 9.1%
Short-term funds - 9.1%
John Hancock Collateral Trust, 0.0896% (C)(E)	10,001,106	100,026,058
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	4,491,592	4,491,592

TOTAL SHORT-TERM INVESTMENTS (Cost $104,526,251)		$104,517,650
Total investments (Cost $1,160,882,523) - 108.7%		$1,252,617,060
Other assets and liabilities, net - (8.7%)		(99,798,240)
TOTAL NET ASSETS - 100.0%		$1,152,818,820
20	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 16.3%
Equity - 16.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,554,031	$150,899,447

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $119,651,347)		$150,899,447
UNAFFILIATED INVESTMENT COMPANIES - 69.9%
Equity - 7.2%
Fidelity Mid Cap Index Fund	467,162	13,743,894
Fidelity Small Cap Index Fund	276,511	6,965,308
iShares Global Infrastructure ETF (D)	31,699	1,526,624
iShares MSCI Global Min Vol Factor ETF	103,263	10,457,444
Vanguard Dividend Appreciation ETF (D)	66,041	10,439,761
Vanguard Energy ETF (D)	47,687	4,674,280
Vanguard Global ex-U.S. Real Estate ETF	28,749	1,487,186
Vanguard Materials ETF	16,337	3,008,132
Vanguard Real Estate ETF	44,210	4,533,293
Vanguard S&P 500 ETF	23,397	9,390,620
Fixed income - 62.7%
Invesco Senior Loan ETF (D)	1,910,151	41,583,987
SPDR Portfolio Short Term Corporate Bond ETF	1,671,635	51,035,017
Vanguard Emerging Markets Government Bond ETF (D)	634,779	45,164,526
Vanguard Intermediate-Term Corporate Bond ETF (D)	1,178,401	104,842,337
Vanguard Short-Term Corporate Bond ETF (D)	641,971	51,120,151
Vanguard Total Bond Market ETF	2,980,701	244,179,025
Xtrackers USD High Yield Corporate Bond ETF	1,090,789	41,799,034

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $632,369,081)		$645,950,619
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.3%
U.S. Government - 13.3%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$30,454,363	32,401,182
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	36,969,601	39,324,247
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	19,370,411	20,666,186
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	5,923,000	3,128,387
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	16,719,200	9,315,404
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	23,217,000	12,448,970
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	10,954,800	6,135,968

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $123,220,304)		$123,420,344
SHORT-TERM INVESTMENTS - 10.0%
Short-term funds - 10.0%
John Hancock Collateral Trust, 0.0896% (C)(E)	8,954,072	89,554,153
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	2,543,231	2,543,231
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $92,099,884)	$92,097,384
Total investments (Cost $967,340,616) - 109.5%	$1,012,367,794
Other assets and liabilities, net - (9.5%)	(88,091,680)
TOTAL NET ASSETS - 100.0%	$924,276,114
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 5.4%
Equity - 5.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,620,815	$31,502,196

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $24,579,220)		$31,502,196
UNAFFILIATED INVESTMENT COMPANIES - 79.7%
Equity - 6.9%
Fidelity Mid Cap Index Fund	96,897	2,850,720
Fidelity Small Cap Index Fund	57,226	1,441,515
iShares Global Infrastructure ETF	21,915	1,055,426
iShares MSCI Global Min Vol Factor ETF	72,451	7,337,113
Vanguard Dividend Appreciation ETF	46,472	7,346,294
Vanguard Energy ETF	32,690	3,204,274
Vanguard Global ex-U.S. Real Estate ETF	19,799	1,024,202
Vanguard Materials ETF	11,339	2,087,850
Vanguard Real Estate ETF	30,230	3,099,784
Vanguard S&P 500 ETF	27,021	10,845,149
Fixed income - 72.8%
Invesco Senior Loan ETF (D)	1,593,252	34,685,096
SPDR Portfolio Short Term Corporate Bond ETF	1,498,142	45,738,275
Vanguard Emerging Markets Government Bond ETF	436,463	31,054,342
Vanguard Intermediate-Term Corporate Bond ETF	813,506	72,377,629
Vanguard Short-Term Corporate Bond ETF (D)	575,293	45,810,582
Vanguard Total Bond Market ETF	2,059,612	168,723,416
Xtrackers USD High Yield Corporate Bond ETF (D)	764,701	29,303,342

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $455,256,128)		$467,985,009
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.4%
U.S. Government - 14.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$27,960,584	29,747,987
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	33,942,305	36,104,138
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	17,824,809	19,017,191

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $83,597,711)		$84,869,316
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	21

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 19.2%
Short-term funds - 19.2%
John Hancock Collateral Trust, 0.0896% (C)(E)	10,958,839	$109,604,831
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (C)	3,070,321	3,070,321

TOTAL SHORT-TERM INVESTMENTS (Cost $112,694,679)		$112,675,152
Total investments (Cost $676,127,738) - 118.7%		$697,031,673
Other assets and liabilities, net - (18.7%)		(109,911,796)
TOTAL NET ASSETS - 100.0%		$587,119,877
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 2-28-22.
(D)	All or a portion of this security is on loan as of 2-28-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
22	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

	Multi-Index 2065 Preservation Portfolio	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$7,044,148	$74,674,214	$134,984,238	$245,033,467
Affiliated investments, at value	11,307,517	117,642,017	215,246,013	380,546,216
Total investments, at value	18,351,665	192,316,231	350,230,251	625,579,683
Dividends and interest receivable	2	4	10	27
Receivable for fund shares sold	114,448	9,682	13,841	158,532
Receivable for investments sold	—	691	8,479	248,444
Receivable for securities lending income	—	468	860	3,965
Receivable from affiliates	1,554	6,464	9,793	15,996
Other assets	41,292	56,541	61,764	51,186
Total assets	18,508,961	192,390,081	350,324,998	626,057,833
Liabilities
Payable for investments purchased	136,171	72,742	90,519	253,417
Payable for fund shares repurchased	—	—	341,695	729,723
Payable upon return of securities loaned	—	—	3,415,635	4,961,200
Payable to affiliates
Accounting and legal services fees	562	6,859	12,448	22,603
Transfer agent fees	5	36	45	155
Distribution and service fees	—	303	10	648
Trustees’ fees	24	58	110	198
Other liabilities and accrued expenses	74,722	69,425	69,666	79,409
Total liabilities	211,484	149,423	3,930,128	6,047,353
Net assets	$18,297,477	$192,240,658	$346,394,870	$620,010,480
Net assets consist of
Paid-in capital	$18,942,492	$173,533,780	$309,115,007	$518,778,383
Total distributable earnings (loss)	(645,015)	18,706,878	37,279,863	101,232,097
Net assets	$18,297,477	$192,240,658	$346,394,870	$620,010,480
Unaffiliated investments, at cost	$7,134,079	$74,016,214	$131,875,585	$238,485,432
Affiliated investments, at cost	12,854,074	115,166,229	209,576,508	342,437,386
Total investments, at cost	19,988,153	189,182,443	341,452,093	580,922,818
Securities loaned, at value	—	$2,684,535	$3,947,630	$4,839,856
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class I
Net assets	$46,339	$44,541	$44,181	$43,941
Shares outstanding	3,885	3,329	3,729	3,320
Net asset value, offering price and redemption price per share	$11.93	$13.38	$11.85	$13.24
Class R2
Net assets	$59,605	$701,170	$46,823	$997,990
Shares outstanding	5,000	52,522	3,958	75,305
Net asset value, offering price and redemption price per share	$11.92	$13.35	$11.83	$13.25
Class R4
Net assets	$59,621	$223,763	$53,365	$1,479,699
Shares outstanding	5,000	16,732	4,503	111,289
Net asset value, offering price and redemption price per share	$11.92	$13.37	$11.85	$13.30
Class R6
Net assets	$60,278	$4,307,628	$6,361,855	$21,517,584
Shares outstanding	5,054	321,942	536,987	1,626,715
Net asset value, offering price and redemption price per share	$11.93	$13.38	$11.85	$13.23
Class 1
Net assets	$18,071,634	$186,963,556	$339,888,646	$595,971,266
Shares outstanding	1,515,706	13,979,378	28,702,527	45,042,731
Net asset value, offering price and redemption price per share	$11.92	$13.37	$11.84	$13.23
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	23

STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Continued
	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$315,706,074	$403,031,243	$592,022,335	$784,131,653
Affiliated investments, at value	453,415,769	509,559,524	554,764,599	468,485,407
Total investments, at value	769,121,843	912,590,767	1,146,786,934	1,252,617,060
Dividends and interest receivable	36	54	59	12,264
Receivable for fund shares sold	198,397	88,521	297,566	250,730
Receivable for investments sold	1,382	306,744	2,648	329,659
Receivable for securities lending income	8,637	13,170	15,724	38,210
Receivable from affiliates	19,289	23,077	27,342	28,243
Other assets	54,577	58,397	63,476	68,050
Total assets	769,404,161	913,080,730	1,147,193,749	1,253,344,216
Liabilities
Payable for investments purchased	401,614	429,772	360,310	335,579
Payable for fund shares repurchased	35,309	2,334,821	184,707	5,210
Payable upon return of securities loaned	18,806,805	23,027,590	45,110,895	100,057,507
Payable to affiliates
Accounting and legal services fees	27,086	32,372	39,747	41,682
Transfer agent fees	129	204	177	257
Distribution and service fees	515	246	254	630
Trustees’ fees	244	293	364	392
Other liabilities and accrued expenses	79,897	80,564	82,318	84,139
Total liabilities	19,351,599	25,905,862	45,778,772	100,525,396
Net assets	$750,052,562	$887,174,868	$1,101,414,977	$1,152,818,820
Net assets consist of
Paid-in capital	$609,338,825	$722,087,132	$917,635,231	$1,000,643,166
Total distributable earnings (loss)	140,713,737	165,087,736	183,779,746	152,175,654
Net assets	$750,052,562	$887,174,868	$1,101,414,977	$1,152,818,820
Unaffiliated investments, at cost	$298,148,579	$386,240,935	$574,320,530	$761,609,406
Affiliated investments, at cost	394,100,101	434,382,012	465,412,501	399,273,117
Total investments, at cost	692,248,680	820,622,947	1,039,733,031	1,160,882,523
Securities loaned, at value	$18,379,984	$22,474,065	$44,068,271	$97,850,438
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class I
Net assets	$44,004	$44,064	$43,906	$43,966
Shares outstanding	2,974	3,058	3,169	3,408
Net asset value, offering price and redemption price per share	$14.79[1]	$14.41	$13.85	$12.90
Class R2
Net assets	$1,181,081	$477,217	$608,442	$953,245
Shares outstanding	79,797	33,094	43,852	73,930
Net asset value, offering price and redemption price per share	$14.80	$14.42	$13.87	$12.89
Class R4
Net assets	$70,618	$237,019	$59,272	$1,719,764
Shares outstanding	4,745	16,341	4,247	132,463
Net asset value, offering price and redemption price per share	$14.88	$14.50	$13.96	$12.98
Class R6
Net assets	$18,465,324	$30,866,046	$26,902,265	$37,452,627
Shares outstanding	1,248,914	2,146,883	1,940,524	2,907,315
Net asset value, offering price and redemption price per share	$14.79	$14.38	$13.86	$12.88
Class 1
Net assets	$730,291,535	$855,550,522	$1,073,801,092	$1,112,649,218
Shares outstanding	49,402,568	59,402,919	77,533,899	86,323,449
Net asset value, offering price and redemption price per share	$14.78	$14.40	$13.85	$12.89

[1]	Net asset value, offering price and redemption price per share of $14.79 is calculated using Net assets of $44,004.15 and Shares outstanding of 2,974.42.
24	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Continued

	Multi-Index 2025 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$771,914,194	$555,924,646
Affiliated investments, at value	240,453,600	141,107,027
Total investments, at value	1,012,367,794	697,031,673
Dividends and interest receivable	31,303	28,743
Receivable for fund shares sold	20,886	802,178
Receivable for investments sold	2,099,913	2,985
Receivable for securities lending income	29,272	37,584
Receivable from affiliates	23,785	17,329
Other assets	66,135	51,296
Total assets	1,014,639,088	697,971,788
Liabilities
Payable for investments purchased	84,644	338,941
Payable for fund shares repurchased	444,922	744,630
Payable upon return of securities loaned	89,718,047	109,634,716
Payable to affiliates
Accounting and legal services fees	33,494	21,187
Transfer agent fees	112	120
Distribution and service fees	197	745
Trustees’ fees	333	219
Other liabilities and accrued expenses	81,225	111,353
Total liabilities	90,362,974	110,851,911
Net assets	$924,276,114	$587,119,877
Net assets consist of
Paid-in capital	$852,029,210	$565,468,037
Total distributable earnings (loss)	72,246,904	21,651,840
Net assets	$924,276,114	$587,119,877
Unaffiliated investments, at cost	$758,132,616	$541,924,160
Affiliated investments, at cost	209,208,000	134,203,578
Total investments, at cost	967,340,616	676,127,738
Securities loaned, at value	$100,302,873	$107,186,458
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class I
Net assets	$44,251	$45,927
Shares outstanding	3,797	4,184
Net asset value, offering price and redemption price per share	$11.66[1]	$10.98
Class R2
Net assets	$195,665	$1,429,602
Shares outstanding	16,748	130,019
Net asset value, offering price and redemption price per share	$11.68	$11.00
Class R4
Net assets	$801,495	$645,050
Shares outstanding	68,436	58,715
Net asset value, offering price and redemption price per share	$11.71	$10.99
Class R6
Net assets	$16,362,893	$16,977,257
Shares outstanding	1,405,096	1,548,591
Net asset value, offering price and redemption price per share	$11.65	$10.96
Class 1
Net assets	$906,871,810	$568,022,041
Shares outstanding	77,871,145	51,773,714
Net asset value, offering price and redemption price per share	$11.65	$10.97

[1]	Net asset value, offering price and redemption price per share of $11.66 is calculated using Net assets of $44,250.55 and Shares outstanding of 3,796.5.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	25

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

	Multi-Index 2065 Preservation Portfolio	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio
Investment income
Dividends from affiliated investments	$145,409	$1,940,528	$3,529,109	$6,443,059
Dividends from unaffiliated investments	25,292	393,489	717,354	1,452,189
Interest	11,014	160,373	294,902	535,649
Securities lending	—	2,674	5,414	12,905
Other income received from advisor	759	12,366	4,537	12,229
Total investment income	182,474	2,509,430	4,551,316	8,456,031
Expenses
Investment management fees	13,217	190,562	348,219	639,814
Distribution and service fees	3,501	50,414	89,640	164,219
Accounting and legal services fees	897	12,497	22,765	41,424
Transfer agent fees	27	212	273	1,047
Trustees’ fees	100	1,457	2,641	4,745
Custodian fees	12,926	16,014	16,014	16,014
State registration fees	34,524	32,382	32,480	34,909
Printing and postage	7,690	8,994	8,808	11,430
Professional fees	13,235	23,377	25,797	30,114
Other	5,058	8,364	9,758	13,504
Total expenses	91,175	344,273	556,395	957,220
Less expense reductions	(87,678)	(293,758)	(466,508)	(790,906)
Net expenses	3,497	50,515	89,887	166,314
Net investment income	178,977	2,458,915	4,461,429	8,289,717
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(70,051)	2,363,033	4,740,974	9,614,314
Affiliated investments	(176,083)	(12,321)	46,333	3,154,101
Capital gain distributions received from unaffiliated investments	4,185	54,230	98,468	158,194
Capital gain distributions received from affiliated investments	1,445,208	19,286,798	35,076,261	64,039,411
	1,203,259	21,691,740	39,962,036	76,966,020
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(239,601)	(6,105,779)	(11,532,026)	(22,112,909)
Affiliated investments	(2,034,677)	(28,056,774)	(51,104,497)	(95,674,838)
	(2,274,278)	(34,162,553)	(62,636,523)	(117,787,747)
Net realized and unrealized loss	(1,071,019)	(12,470,813)	(22,674,487)	(40,821,727)
Decrease in net assets from operations	$(892,042)	$(10,011,898)	$(18,213,058)	$(32,532,010)
26	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Continued
	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio
Investment income
Dividends from affiliated investments	$7,354,458	$8,442,168	$8,869,859	$6,605,564
Dividends from unaffiliated investments	2,166,571	3,051,524	5,074,582	7,419,746
Interest	644,928	799,850	1,003,525	1,693,889
Securities lending	18,649	43,915	59,367	124,459
Other income received from advisor	16,124	—	—	—
Total investment income	10,200,730	12,337,457	15,007,333	15,843,658
Expenses
Investment management fees	814,031	1,048,812	1,515,261	2,031,628
Distribution and service fees	196,042	231,303	285,195	300,298
Accounting and legal services fees	49,420	59,306	72,698	76,335
Transfer agent fees	791	1,284	1,124	1,649
Trustees’ fees	5,675	6,884	8,331	8,855
Custodian fees	16,014	16,014	16,014	16,758
State registration fees	35,497	35,618	35,302	36,040
Printing and postage	11,220	11,137	11,202	11,045
Professional fees	32,079	34,416	37,527	38,599
Other	14,527	15,275	15,426	16,124
Total expenses	1,175,296	1,460,049	1,998,080	2,537,331
Less expense reductions	(976,873)	(1,225,176)	(1,475,419)	(1,576,988)
Net expenses	198,423	234,873	522,661	960,343
Net investment income	10,002,307	12,102,584	14,484,672	14,883,315
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	11,067,486	9,066,315	7,459,692	6,661,883
Affiliated investments	2,845,933	4,719,746	7,709,652	12,279,453
Capital gain distributions received from unaffiliated investments	217,472	380,009	766,690	1,199,312
Capital gain distributions received from affiliated investments	73,095,569	83,910,220	88,163,304	65,662,041
	87,226,460	98,076,290	104,099,338	85,802,689
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(27,264,680)	(29,805,912)	(38,793,602)	(46,840,874)
Affiliated investments	(108,797,046)	(125,372,864)	(134,022,867)	(105,348,147)
	(136,061,726)	(155,178,776)	(172,816,469)	(152,189,021)
Net realized and unrealized loss	(48,835,266)	(57,102,486)	(68,717,131)	(66,386,332)
Decrease in net assets from operations	$(38,832,959)	$(44,999,902)	$(54,232,459)	$(51,503,017)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	27

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Continued
	Multi-Index 2025 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Investment income
Dividends from affiliated investments	$2,972,086	$557,355
Dividends from unaffiliated investments	7,582,059	5,666,137
Interest	2,626,331	2,186,530
Securities lending	58,935	111,838
Total investment income	13,239,411	8,521,860
Expenses
Investment management fees	2,024,431	1,491,510
Distribution and service fees	243,882	158,050
Accounting and legal services fees	61,577	39,002
Transfer agent fees	699	845
Trustees’ fees	7,180	4,227
Custodian fees	16,758	18,071
State registration fees	35,438	36,271
Printing and postage	10,191	11,691
Professional fees	35,392	30,375
Other	14,826	13,317
Total expenses	2,450,374	1,803,359
Less expense reductions	(1,384,508)	(987,139)
Net expenses	1,065,866	816,220
Net investment income	12,173,545	7,705,640
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	159,992	1,129,648
Affiliated investments	10,433,758	1,387,835
Capital gain distributions received from unaffiliated investments	1,284,944	954,619
Capital gain distributions received from affiliated investments	29,540,063	5,550,965
	41,418,757	9,023,067
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(37,081,211)	(26,512,146)
Affiliated investments	(50,989,016)	(9,243,177)
	(88,070,227)	(35,755,323)
Net realized and unrealized loss	(46,651,470)	(26,732,256)
Decrease in net assets from operations	$(34,477,925)	$(19,026,616)
28	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2065 Preservation Portfolio		Multi-Index 2060 Preservation Portfolio		Multi-Index 2055 Preservation Portfolio
	Six months ended 2-28-22 (unaudited)	Period ended 8-31-21[1]	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$178,977	$25,887	$2,458,915	$2,594,485	$4,461,429	$5,381,768
Net realized gain	1,203,259	21,854	21,691,740	7,448,221	39,962,036	16,905,436
Change in net unrealized appreciation (depreciation)	(2,274,278)	637,790	(34,162,553)	27,000,214	(62,636,523)	52,476,543
Increase (decrease) in net assets resulting from operations	(892,042)	685,531	(10,011,898)	37,042,920	(18,213,058)	74,763,747
Distributions to shareholders
From earnings
Class I	(1,317)	—	(3,277)	—	(3,669)	—
Class R2	(1,600)	(652)	(42,734)	(13,081)	(3,203)	(13,713)
Class R4	(1,663)	(665)	(15,057)	(6,074)	(4,287)	(2,326)
Class R6	(1,846)	(687)	(272,917)	(63,915)	(507,218)	(155,878)
Class 1	(419,895)	(10,256)	(13,034,418)	(5,526,137)	(26,621,813)	(15,350,871)
Total distributions	(426,321)	(12,260)	(13,368,403)	(5,609,207)	(27,140,190)	(15,522,788)
Portfolio share transactions
From portfolio share transactions	10,129,213	8,813,356	11,686,750	29,632,326	13,484,207	2,662,868
Total increase (decrease)	8,810,850	9,486,627	(11,693,551)	61,066,039	(31,869,041)	61,903,827
Net assets
Beginning of period	9,486,627	—	203,934,209	142,868,170	378,263,911	316,360,084
End of period	$18,297,477	$9,486,627	$192,240,658	$203,934,209	$346,394,870	$378,263,911

[1]	Period from 9-23-20 (commencement of operations) to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	29

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2050 Preservation Portfolio		Multi-Index 2045 Preservation Portfolio		Multi-Index 2040 Preservation Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$8,289,717	$9,953,071	$10,002,307	$12,887,299	$12,102,584	$16,006,036
Net realized gain	76,966,020	35,264,591	87,226,460	41,620,094	98,076,290	51,063,135
Change in net unrealized appreciation (depreciation)	(117,787,747)	92,463,833	(136,061,726)	112,280,683	(155,178,776)	120,067,548
Increase (decrease) in net assets resulting from operations	(32,532,010)	137,681,495	(38,832,959)	166,788,076	(44,999,902)	187,136,719
Distributions to shareholders
From earnings
Class I	(3,927)	—	(3,931)	—	(3,994)	—
Class R2	(74,508)	(42,492)	(89,675)	(43,747)	(37,356)	(25,807)
Class R4	(120,251)	(47,847)	(5,953)	(2,403)	(18,835)	(9,721)
Class R6	(1,932,694)	(567,018)	(1,610,917)	(432,503)	(2,864,101)	(854,720)
Class 1	(50,957,384)	(22,377,455)	(61,436,352)	(30,311,154)	(74,188,114)	(38,835,400)
Total distributions	(53,088,764)	(23,034,812)	(63,146,828)	(30,789,807)	(77,112,400)	(39,725,648)
Portfolio share transactions
From portfolio share transactions	20,242,452	(27,509,836)	26,712,430	(49,998,759)	14,374,393	(52,884,052)
Total increase (decrease)	(65,378,322)	87,136,847	(75,267,357)	85,999,510	(107,737,909)	94,527,019
Net assets
Beginning of period	685,388,802	598,251,955	825,319,919	739,320,409	994,912,777	900,385,758
End of period	$620,010,480	$685,388,802	$750,052,562	$825,319,919	$887,174,868	$994,912,777
30	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multi-Index 2035 Preservation Portfolio		Multi-Index 2030 Preservation Portfolio		Multi-Index 2025 Preservation Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$14,484,672	$20,527,162	$14,883,315	$23,922,183	$12,173,545	$23,863,412
Net realized gain	104,099,338	72,148,124	85,802,689	83,084,738	41,418,757	66,769,960
Change in net unrealized appreciation (depreciation)	(172,816,469)	112,072,923	(152,189,021)	65,125,238	(88,070,227)	8,980,758
Increase (decrease) in net assets resulting from operations	(54,232,459)	204,748,209	(51,503,017)	172,132,159	(34,477,925)	99,614,130
Distributions to shareholders
From earnings
Class I	(4,308)	—	(4,542)	—	(4,573)	—
Class R2	(51,737)	(64,365)	(84,517)	(59,482)	(12,343)	(111,015)
Class R4	(9,488)	(4,110)	(104,776)	(71,871)	(138,453)	(6,428)
Class R6	(2,546,039)	(833,901)	(3,681,872)	(1,614,945)	(1,617,078)	(712,662)
Class 1	(98,653,165)	(50,808,632)	(108,002,657)	(70,755,424)	(89,183,471)	(69,601,359)
Total distributions	(101,264,737)	(51,711,008)	(111,878,364)	(72,501,722)	(90,955,918)	(70,431,464)
Portfolio share transactions
From portfolio share transactions	49,612,640	(71,984,783)	31,054,698	(90,938,743)	4,060,405	(115,952,272)
Total increase (decrease)	(105,884,556)	81,052,418	(132,326,683)	8,691,694	(121,373,438)	(86,769,606)
Net assets
Beginning of period	1,207,299,533	1,126,247,115	1,285,145,503	1,276,453,809	1,045,649,552	1,132,419,158
End of period	$1,101,414,977	$1,207,299,533	$1,152,818,820	$1,285,145,503	$924,276,114	$1,045,649,552
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multi-Index Income Preservation Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$7,705,640	$16,264,118
Net realized gain	9,023,067	21,827,851
Change in net unrealized appreciation (depreciation)	(35,755,323)	3,280,338
Increase (decrease) in net assets resulting from operations	(19,026,616)	41,372,307
Distributions to shareholders
From earnings
Class I	(3,022)	—
Class R2	(123,015)	(43,133)
Class R4	(38,882)	(14,216)
Class R6	(1,069,115)	(432,531)
Class 1	(37,003,342)	(19,503,241)
Total distributions	(38,237,376)	(19,993,121)
Portfolio share transactions
From portfolio share transactions	(24,265,201)	(148,397,515)
Issued in reorganization	—	494,126,426
Total portfolio share transactions	(24,265,201)	345,728,911
Total increase (decrease)	(81,529,193)	367,108,097
Net assets
Beginning of period	668,649,070	301,540,973
End of period	$587,119,877	$668,649,070
32	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multi-Index 2065 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	12.87	0.15[7]	(0.75)	(0.60)	(0.15)	(0.19)	(0.34)	11.93	(4.85)[8]	1.40[9]	0.11[9]	1.47[7,9]	—[10]	26
Class R2
02-28-2022[6]	12.87	0.14[7]	(0.77)	(0.63)	(0.13)	(0.19)	(0.32)	11.92	(5.07)[8]	1.55[9]	0.26[9]	1.21[7,9]	—[10]	26
08-31-2021[11]	10.00	0.15[7]	2.85	3.00	(0.13)	—[12]	(0.13)	12.87	30.18[8]	5.48[9]	0.26[9]	1.33[7,9]	—[10]	54
Class R4
02-28-2022[6]	12.88	0.15[7]	(0.78)	(0.63)	(0.14)	(0.19)	(0.33)	11.92	(5.05)[8]	1.55[9]	0.16[9]	1.31[7,9]	—[10]	26
08-31-2021[11]	10.00	0.16[7]	2.85	3.01	(0.13)	—[12]	(0.13)	12.88	30.31[8]	5.48[9]	0.16[9]	1.43[7,9]	—[10]	54
Class R6
02-28-2022[6]	12.90	0.16[7]	(0.78)	(0.62)	(0.16)	(0.19)	(0.35)	11.93	(4.96)[8]	1.30[9]	0.01[9]	1.50[7,9]	—[10]	26
08-31-2021[11]	10.00	0.17[7]	2.87	3.04	(0.14)	—[12]	(0.14)	12.90	30.56[8]	5.23[9]	0.01[9]	1.58[7,9]	—[10]	54
Class 1
02-28-2022[6]	12.89	0.16[7]	(0.78)	(0.62)	(0.16)	(0.19)	(0.35)	11.92	(5.00)[8]	1.34[9]	0.05[9]	1.55[7,9]	18	26
08-31-2021[11]	10.00	0.08[7]	2.95	3.03	(0.14)	—[12]	(0.14)	12.89	30.45[8]	5.27[9]	0.05[9]	0.70[7,9]	9	54

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, and less than $0.005 per share and 0.01%, and 0.01% for the period ended 2-28-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $500,000.
[11] Period from 9-23-20 (commencement of operations) to 8-31-21.
[12] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	33

Financial highlights continued
Multi-Index 2060 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	15.02	0.17[7]	(0.83)	(0.66)	(0.20)	(0.78)	(0.98)	13.38	(4.82)[8]	0.41[9]	0.11[9]	1.53[7,9]	—[10]	26
Class R2
02-28-2022[6]	14.99	0.15[7]	(0.86)	(0.71)	(0.15)	(0.78)	(0.93)	13.35	(5.17)[8]	0.80[9]	0.50[9]	1.14[7,9]	1	26
08-31-2021	12.54	0.13[7]	2.74	2.87	(0.16)	(0.26)	(0.42)	14.99	23.35	0.80	0.50	0.96[7]	1	19
08-31-2020	11.74	0.22[7]	1.47	1.69	(0.25)	(0.64)	(0.89)	12.54	14.75	0.81	0.45	1.92[7]	—[10]	31
08-31-2019	12.64	0.23[7]	(0.28)	(0.05)	(0.22)	(0.63)	(0.85)	11.74	0.53	0.83	0.42	2.01[7]	—[10]	11
08-31-2018	11.90	0.20[7]	0.99	1.19	(0.21)	(0.24)	(0.45)	12.64	10.11	0.88	0.27	1.58[7]	—[10]	10
08-31-2017	10.58	0.21[7]	1.26	1.47	(0.15)	—	(0.15)	11.90	14.07	1.92	0.26	1.93[7]	—[10]	14
Class R4
02-28-2022[6]	15.03	0.17[7]	(0.86)	(0.69)	(0.19)	(0.78)	(0.97)	13.37	(5.06)[8]	0.62[9]	0.23[9]	1.39[7,9]	—[10]	26
08-31-2021	12.56	0.18[7]	2.74	2.92	(0.19)	(0.26)	(0.45)	15.03	23.75	0.60	0.20	1.29[7]	—[10]	19
08-31-2020	11.76	0.25[7]	1.47	1.72	(0.28)	(0.64)	(0.92)	12.56	15.03	0.64	0.17	2.17[7]	—[10]	31
08-31-2019	12.66	0.26[7]	(0.29)	(0.03)	(0.24)	(0.63)	(0.87)	11.76	0.75	0.68	0.16	2.19[7]	—[10]	11
08-31-2018	11.90	0.22[7]	1.00	1.22	(0.22)	(0.24)	(0.46)	12.66	10.29	0.88	0.16	1.76[7]	—[10]	10
08-31-2017	10.58	0.23[7]	1.25	1.48	(0.16)	—	(0.16)	11.90	14.16	1.92	0.16	2.04[7]	—[10]	14
Class R6
02-28-2022[6]	15.06	0.19[7]	(0.87)	(0.68)	(0.22)	(0.78)	(1.00)	13.38	(4.96)[8]	0.30[9]	0.01[9]	1.70[7,9]	4	26
08-31-2021	12.58	0.19[7]	2.76	2.95	(0.21)	(0.26)	(0.47)	15.06	23.97	0.31	0.01	1.36[7]	3	19
08-31-2020	11.78	0.31[7]	1.43	1.74	(0.30)	(0.64)	(0.94)	12.58	15.20	0.38	—	2.69[7]	2	31
08-31-2019	12.67	0.24[7]	(0.24)	—[11]	(0.26)	(0.63)	(0.89)	11.78	0.94	0.43	—	2.05[7]	3	11
08-31-2018	11.92	0.16[7]	1.07	1.23	(0.24)	(0.24)	(0.48)	12.67	10.46	0.63	—	1.38[7]	1	10
08-31-2017	10.59	0.24[7]	1.26	1.50	(0.17)	—	(0.17)	11.92	14.38	1.67	—	2.17[7]	—[10]	14
Class 1
02-28-2022[6]	15.05	0.18[7]	(0.86)	(0.68)	(0.22)	(0.78)	(1.00)	13.37	(5.00)[8]	0.35[9]	0.05[9]	1.48[7,9]	187	26
08-31-2021	12.57	0.21[7]	2.74	2.95	(0.21)	(0.26)	(0.47)	15.05	23.94	0.35	0.05	1.50[7]	200	19
08-31-2020	11.77	0.25[7]	1.48	1.73	(0.29)	(0.64)	(0.93)	12.57	15.15	0.41	0.05	2.19[7]	141	31
08-31-2019	12.66	0.25[7]	(0.26)	(0.01)	(0.25)	(0.63)	(0.88)	11.77	0.89	0.46	0.05	2.18[7]	90	11
08-31-2018	11.91	0.24[7]	0.98	1.22	(0.23)	(0.24)	(0.47)	12.66	10.41	0.67	0.05	1.99[7]	58	10
08-31-2017	10.58	0.17[7]	1.33	1.50	(0.17)	—	(0.17)	11.91	14.35	1.70	0.05	1.51[7]	26	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, less than $0.005 per share, $0.01, $0.01 and less than $0.005 per share and 0.01%, 0.02%, 0.04%, 0.06%, 0.05% and 0.04% for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $500,000.
[11] Less than $0.005 per share.
34	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2055 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	13.41	0.15[7]	(0.73)	(0.58)	(0.18)	(0.80)	(0.98)	11.85	(4.80)[8]	0.37[9]	0.11[9]	1.54[7,9]	—[10]	26
Class R2
02-28-2022[6]	13.40	0.04[7]	(0.67)	(0.63)	(0.14)	(0.80)	(0.94)	11.83	(5.22)[8]	0.81[9]	0.55[9]	0.19[7,9]	—[10]	26
08-31-2021	11.33	0.14[7]	2.44	2.58	(0.15)	(0.36)	(0.51)	13.40	23.40	0.71	0.46	1.12[7]	—[10]	23
08-31-2020	10.86	0.19[7]	1.36	1.55	(0.25)	(0.83)	(1.08)	11.33	14.76	0.73	0.46	1.85[7]	—[10]	31
08-31-2019	12.18	0.20[7]	(0.31)	(0.11)	(0.22)	(0.99)	(1.21)	10.86	0.47	0.70	0.43	1.80[7]	—[10]	13
08-31-2018	11.84	0.16[7]	1.01	1.17	(0.23)	(0.60)	(0.83)	12.18	10.13	0.60	0.31	1.35[7]	—[10]	10
08-31-2017	10.73	0.21[7]	1.26	1.47	(0.20)	(0.16)	(0.36)	11.84	14.11	0.55	0.27	1.93[7]	—[10]	11
Class R4
02-28-2022[6]	13.43	0.15[7]	(0.75)	(0.60)	(0.18)	(0.80)	(0.98)	11.85	(4.99)[8]	0.53[9]	0.17[9]	1.41[7,9]	—[10]	26
08-31-2021	11.35	0.18[7]	2.44	2.62	(0.18)	(0.36)	(0.54)	13.43	23.75	0.52	0.17	1.42[7]	—[10]	23
08-31-2020	10.88	0.25[7]	1.33	1.58	(0.28)	(0.83)	(1.11)	11.35	15.08	0.54	0.17	2.33[7]	—[10]	31
08-31-2019	12.20	0.25[7]	(0.33)	(0.08)	(0.25)	(0.99)	(1.24)	10.88	0.72	0.53	0.16	2.31[7]	—[10]	13
08-31-2018	11.85	0.21[7]	0.98	1.19	(0.24)	(0.60)	(0.84)	12.20	10.32	0.55	0.16	1.73[7]	—[10]	10
08-31-2017	10.74	0.23[7]	1.25	1.48	(0.21)	(0.16)	(0.37)	11.85	14.21	0.55	0.17	2.03[7]	—[10]	11
Class R6
02-28-2022[6]	13.44	0.18[7]	(0.77)	(0.59)	(0.20)	(0.80)	(1.00)	11.85	(4.90)[8]	0.27[9]	0.01[9]	1.86[7,9]	6	26
08-31-2021	11.36	0.17[7]	2.47	2.64	(0.20)	(0.36)	(0.56)	13.44	23.90	0.26	0.01	1.40[7]	5	23
08-31-2020	10.89	0.22[7]	1.38	1.60	(0.30)	(0.83)	(1.13)	11.36	15.25	0.29	—	2.08[7]	3	31
08-31-2019	12.21	0.19[7]	(0.25)	(0.06)	(0.27)	(0.99)	(1.26)	10.89	0.92	0.28	—	1.79[7]	1	13
08-31-2018	11.86	0.19[7]	1.02	1.21	(0.26)	(0.60)	(0.86)	12.21	10.48	0.30	—	1.61[7]	—[10]	10
08-31-2017	10.75	0.24[7]	1.26	1.50	(0.23)	(0.16)	(0.39)	11.86	14.38	0.30	—	2.11[7]	—[10]	11
Class 1
02-28-2022[6]	13.43	0.16[7]	(0.76)	(0.60)	(0.19)	(0.80)	(0.99)	11.84	(4.94)[8]	0.31[9]	0.05[9]	1.47[7,9]	340	26
08-31-2021	11.35	0.19[7]	2.44	2.63	(0.19)	(0.36)	(0.55)	13.43	23.87	0.30	0.05	1.55[7]	373	23
08-31-2020	10.88	0.25[7]	1.34	1.59	(0.29)	(0.83)	(1.12)	11.35	15.20	0.32	0.05	2.32[7]	313	31
08-31-2019	12.21	0.25[7]	(0.33)	(0.08)	(0.26)	(0.99)	(1.25)	10.88	0.78	0.32	0.05	2.29[7]	266	13
08-31-2018	11.85	0.26[7]	0.96	1.22	(0.26)	(0.60)	(0.86)	12.21	10.52	0.33	0.05	2.13[7]	251	10
08-31-2017	10.74	0.23[7]	1.26	1.49	(0.22)	(0.16)	(0.38)	11.85	14.34	0.34	0.05	2.07[7]	210	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, less than $0.005 per share, $0.01, $0.01 and less than $0.005 per share and less than 0.005%, 0.01%, 0.03%, 0.05%, 0.04% and 0.03% for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	35

Financial highlights continued
Multi-Index 2050 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	15.06	0.17[7]	(0.81)	(0.64)	(0.20)	(0.98)	(1.18)	13.24	(4.84)	0.35[8]	0.11[8]	1.57[7,8]	—[9]	26
Class R2
02-28-2022[6]	15.08	0.14[7]	(0.84)	(0.70)	(0.15)	(0.98)	(1.13)	13.25	(5.18)	0.75[8]	0.51[8]	0.92[7,8]	1	26
08-31-2021	12.64	0.16[7]	2.73	2.89	(0.17)	(0.28)	(0.45)	15.08	23.30	0.74	0.51	1.14[7]	1	20
08-31-2020	12.16	0.21[7]	1.51	1.72	(0.26)	(0.98)	(1.24)	12.64	14.79	0.75	0.51	1.77[7]	1	36
08-31-2019	13.80	0.21[7]	(0.35)	(0.14)	(0.24)	(1.26)	(1.50)	12.16	0.38	0.75	0.51	1.73[7]	1	16
08-31-2018	13.56	0.17[7]	1.14	1.31	(0.26)	(0.81)	(1.07)	13.80	9.91	0.74	0.50	1.29[7]	1	13
08-31-2017	12.46	0.18[7]	1.49	1.67	(0.23)	(0.34)	(0.57)	13.56	13.96	0.62	0.39	1.44[7]	1	12
Class R4
02-28-2022[6]	15.14	0.17[7]	(0.85)	(0.68)	(0.18)	(0.98)	(1.16)	13.30	(4.99)	0.60[8]	0.26[8]	1.33[7,8]	1	26
08-31-2021	12.68	0.18[7]	2.75	2.93	(0.19)	(0.28)	(0.47)	15.14	23.61	0.59	0.26	1.32[7]	2	20
08-31-2020	12.19	0.28[7]	1.48	1.76	(0.29)	(0.98)	(1.27)	12.68	15.03	0.60	0.26	2.38[7]	1	36
08-31-2019	13.85	0.14[7]	(0.25)	(0.11)	(0.29)	(1.26)	(1.55)	12.19	0.73	0.56	0.22	1.19[7]	—[9]	16
08-31-2018	13.59	0.23[7]	1.13	1.36	(0.29)	(0.81)	(1.10)	13.85	10.29	0.50	0.16	1.68[7]	—[9]	13
08-31-2017	12.49	0.25[7]	1.45	1.70	(0.26)	(0.34)	(0.60)	13.59	14.14	0.59	0.25	1.98[7]	—[9]	12
Class R6
02-28-2022[6]	15.09	0.20[7]	(0.86)	(0.66)	(0.22)	(0.98)	(1.20)	13.23	(4.92)	0.25[8]	0.01[8]	1.77[7,8]	22	26
08-31-2021	12.63	0.21[7]	2.75	2.96	(0.22)	(0.28)	(0.50)	15.09	23.98	0.24	0.01	1.49[7]	20	20
08-31-2020	12.15	0.33[7]	1.46	1.79	(0.33)	(0.98)	(1.31)	12.63	15.28	0.26	—	2.83[7]	14	36
08-31-2019	13.81	0.25[7]	(0.34)	(0.09)	(0.31)	(1.26)	(1.57)	12.15	0.93	0.25	—	2.03[7]	65	16
08-31-2018	13.55	0.26[7]	1.12	1.38	(0.31)	(0.81)	(1.12)	13.81	10.49	0.25	—	1.93[7]	30	13
08-31-2017	12.45	0.19[7]	1.53	1.72	(0.28)	(0.34)	(0.62)	13.55	14.38	0.25	—	1.45[7]	11	12
Class 1
02-28-2022[6]	15.09	0.18[7]	(0.85)	(0.67)	(0.21)	(0.98)	(1.19)	13.23	(4.95)	0.29[8]	0.05[8]	1.51[7,8]	596	26
08-31-2021	12.63	0.21[7]	2.74	2.95	(0.21)	(0.28)	(0.49)	15.09	23.92	0.28	0.05	1.55[7]	662	20
08-31-2020	12.15	0.28[7]	1.50	1.78	(0.32)	(0.98)	(1.30)	12.63	15.22	0.29	0.05	2.34[7]	581	36
08-31-2019	13.81	0.29[7]	(0.39)	(0.10)	(0.30)	(1.26)	(1.56)	12.15	0.87	0.29	0.05	2.34[7]	538	16
08-31-2018	13.55	0.30[7]	1.07	1.37	(0.30)	(0.81)	(1.11)	13.81	10.44	0.29	0.05	2.17[7]	578	13
08-31-2017	12.45	0.27[7]	1.44	1.71	(0.27)	(0.34)	(0.61)	13.55	14.33	0.28	0.05	2.14[7]	573	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, less than $0.005 per share, $0.01, $0.01 and less than $0.005 per share and less than 0.005%, 0.01%, 0.03%, 0.05%, 0.04% and 0.03% for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[8] Annualized.
[9] Less than $500,000.
36	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2045 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	16.81	0.19[7]	(0.89)	(0.70)	(0.25)	(1.07)	(1.32)	14.79	(4.68)[8]	0.36[9]	0.11[9]	1.66[7,9]	—[10]	24
Class R2
02-28-2022[6]	16.83	0.15[7]	(0.92)	(0.77)	(0.19)	(1.07)	(1.26)	14.80	(5.08)[8]	0.76[9]	0.51[9]	0.98[7,9]	1	24
08-31-2021	14.20	0.18[7]	2.99	3.17	(0.20)	(0.34)	(0.54)	16.83	22.81	0.74	0.51	1.14[7]	1	21
08-31-2020	13.69	0.24[7]	1.67	1.91	(0.30)	(1.10)	(1.40)	14.20	14.41	0.75	0.51	1.80[7]	1	35
08-31-2019	15.52	0.26[7]	(0.42)	(0.16)	(0.27)	(1.40)	(1.67)	13.69	0.53	0.75	0.51	1.87[7]	—[10]	16
08-31-2018	15.20	0.24[7]	1.22	1.46	(0.27)	(0.87)	(1.14)	15.52	9.80	0.75	0.51	1.60[7]	1	12
08-31-2017	13.97	0.16[7]	1.69	1.85	(0.24)	(0.38)	(0.62)	15.20	13.88	0.74	0.50	1.14[7]	1	12
Class R4
02-28-2022[6]	16.93	0.20[7]	(0.95)	(0.75)	(0.23)	(1.07)	(1.30)	14.88	(4.95)[8]	0.54[9]	0.19[9]	1.54[7,9]	—[10]	24
08-31-2021	14.28	0.23[7]	3.00	3.23	(0.24)	(0.34)	(0.58)	16.93	23.17	0.52	0.18	1.48[7]	—[10]	21
08-31-2020	13.76	0.31[7]	1.66	1.97	(0.35)	(1.10)	(1.45)	14.28	14.90	0.52	0.18	2.35[7]	—[10]	35
08-31-2019	15.59	0.33[7]	(0.43)	(0.10)	(0.33)	(1.40)	(1.73)	13.76	0.87	0.50	0.16	2.36[7]	—[10]	16
08-31-2018	15.27	0.27[7]	1.24	1.51	(0.32)	(0.87)	(1.19)	15.59	10.21	0.50	0.16	1.71[7]	—[10]	12
08-31-2017	14.03	0.30[7]	1.61	1.91	(0.29)	(0.38)	(0.67)	15.27	14.19	0.49	0.16	2.07[7]	—[10]	12
Class R6
02-28-2022[6]	16.85	0.24[7]	(0.96)	(0.72)	(0.27)	(1.07)	(1.34)	14.79	(4.80)[8]	0.26[9]	0.01[9]	2.06[7,9]	18	24
08-31-2021	14.21	0.24[7]	3.00	3.24	(0.26)	(0.34)	(0.60)	16.85	23.39	0.25	0.01	1.56[7]	14	21
08-31-2020	13.69	0.38[7]	1.61	1.99	(0.37)	(1.10)	(1.47)	14.21	15.15	0.26	—	2.89[7]	10	35
08-31-2019	15.53	0.30[7]	(0.39)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	1.01	0.25	—	2.19[7]	59	16
08-31-2018	15.22	0.29[7]	1.24	1.53	(0.35)	(0.87)	(1.22)	15.53	10.35	0.25	—	1.91[7]	32	12
08-31-2017	13.99	0.20[7]	1.72	1.92	(0.31)	(0.38)	(0.69)	15.22	14.35	0.24	—	1.36[7]	10	12
Class 1
02-28-2022[6]	16.85	0.20[7]	(0.94)	(0.74)	(0.26)	(1.07)	(1.33)	14.78	(4.90)[8]	0.30[9]	0.05[9]	1.59[7,9]	730	24
08-31-2021	14.20	0.25[7]	3.00	3.25	(0.26)	(0.34)	(0.60)	16.85	23.43	0.29	0.05	1.63[7]	810	21
08-31-2020	13.69	0.32[7]	1.66	1.98	(0.37)	(1.10)	(1.47)	14.20	15.02	0.29	0.05	2.39[7]	729	35
08-31-2019	15.53	0.33[7]	(0.42)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	0.95	0.29	0.05	2.38[7]	701	16
08-31-2018	15.21	0.34[7]	1.19	1.53	(0.34)	(0.87)	(1.21)	15.53	10.37	0.29	0.05	2.20[7]	760	12
08-31-2017	13.98	0.31[7]	1.60	1.91	(0.30)	(0.38)	(0.68)	15.21	14.30	0.28	0.05	2.15[7]	741	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, $0.01, $0.01, $0.01 and less than $0.005 per share and less than 0.005%, 0.02%, 0.04%, 0.06%, 0.05% and 0.03% for the periods ended 2-28-22, 8-31-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	37

Financial highlights continued
Multi-Index 2040 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	16.35	0.19	(0.82)	(0.63)	(0.26)	(1.05)	(1.31)	14.41	(4.40)[7]	0.37[8]	0.11[8]	1.73[8]	—[9]	24
Class R2
02-28-2022[6]	16.40	0.17	(0.90)	(0.73)	(0.20)	(1.05)	(1.25)	14.42	(4.98)[7]	0.78[8]	0.52[8]	1.24[8]	—[9]	24
08-31-2021	14.07	0.18[10]	2.73	2.91	(0.21)	(0.37)	(0.58)	16.40	21.16	0.75	0.50	1.16[10]	1	24
08-31-2020	13.57	0.25[10]	1.60	1.85	(0.30)	(1.05)	(1.35)	14.07	14.23	0.76	0.50	1.90[10]	—[9]	36
08-31-2019	15.33	0.27[10]	(0.35)	(0.08)	(0.28)	(1.40)	(1.68)	13.57	0.87	0.76	0.51	1.95[10]	—[9]	18
08-31-2018	15.10	0.18[10]	1.20	1.38	(0.29)	(0.86)	(1.15)	15.33	9.40	0.73	0.48	1.19[10]	1	16
08-31-2017	13.92	0.21[10]	1.60	1.81	(0.26)	(0.37)	(0.63)	15.10	13.51	0.61	0.38	1.46[10]	—[9]	13
Class R4
02-28-2022[6]	16.51	0.19	(0.91)	(0.72)	(0.24)	(1.05)	(1.29)	14.50	(4.90)[7]	0.59[8]	0.23[8]	1.51[8]	—[9]	24
08-31-2021	14.15	0.23[10]	2.74	2.97	(0.24)	(0.37)	(0.61)	16.51	21.52	0.59	0.24	1.52[10]	—[9]	24
08-31-2020	13.64	0.30[10]	1.60	1.90	(0.34)	(1.05)	(1.39)	14.15	14.46	0.59	0.24	2.30[10]	—[9]	36
08-31-2019	15.41	0.27[10]	(0.31)	(0.04)	(0.33)	(1.40)	(1.73)	13.64	1.27	0.54	0.19	1.95[10]	—[9]	18
08-31-2018	15.16	0.27[10]	1.17	1.44	(0.33)	(0.86)	(1.19)	15.41	9.76	0.51	0.17	1.76[10]	—[9]	16
08-31-2017	13.97	0.28[10]	1.57	1.85	(0.29)	(0.37)	(0.66)	15.16	13.72	0.50	0.17	1.97[10]	—[9]	13
Class R6
02-28-2022[6]	16.39	0.24	(0.93)	(0.69)	(0.27)	(1.05)	(1.32)	14.38	(4.71)[7]	0.27[8]	0.01[8]	2.13[8]	31	24
08-31-2021	14.05	0.25[10]	2.73	2.98	(0.27)	(0.37)	(0.64)	16.39	21.77	0.26	0.01	1.66[10]	25	24
08-31-2020	13.55	0.38[10]	1.54	1.92	(0.37)	(1.05)	(1.42)	14.05	14.76	0.27	—	2.87[10]	19	36
08-31-2019	15.33	0.29[10]	(0.31)	(0.02)	(0.36)	(1.40)	(1.76)	13.55	1.42	0.26	—	2.16[10]	72	18
08-31-2018	15.09	0.30[10]	1.15	1.45	(0.35)	(0.86)	(1.21)	15.33	9.90	0.26	—	2.01[10]	37	16
08-31-2017	13.91	0.20[10]	1.66	1.86	(0.31)	(0.37)	(0.68)	15.09	13.90	0.25	—	1.40[10]	14	13
Class 1
02-28-2022[6]	16.42	0.20	(0.90)	(0.70)	(0.27)	(1.05)	(1.32)	14.40	(4.80)[7]	0.31[8]	0.05[8]	1.64[8]	856	24
08-31-2021	14.07	0.25[10]	2.73	2.98	(0.26)	(0.37)	(0.63)	16.42	21.76	0.30	0.05	1.69[10]	969	24
08-31-2020	13.57	0.32[10]	1.59	1.91	(0.36)	(1.05)	(1.41)	14.07	14.66	0.31	0.05	2.43[10]	881	36
08-31-2019	15.34	0.33[10]	(0.35)	(0.02)	(0.35)	(1.40)	(1.75)	13.57	1.44	0.30	0.05	2.40[10]	862	18
08-31-2018	15.10	0.33[10]	1.11	1.44	(0.34)	(0.86)	(1.20)	15.34	9.84	0.29	0.05	2.20[10]	946	16
08-31-2017	13.92	0.30[10]	1.55	1.85	(0.30)	(0.37)	(0.67)	15.10	13.83	0.28	0.05	2.14[10]	969	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
[10] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01 and less than $0.005 per share and 0.01%, 0.03%, 0.05%, 0.05% and 0.03% for the periods ended 8-31-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
38	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2035 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	15.78	0.17	(0.74)	(0.57)	(0.26)	(1.10)	(1.36)	13.85	(4.07)[7]	0.41[8]	0.15[8]	1.82[8]	—[9]	20
Class R2
02-28-2022[6]	15.87	0.15	(0.85)	(0.70)	(0.20)	(1.10)	(1.30)	13.87	(4.91)[7]	0.81[8]	0.55[8]	1.17[8]	1	20
08-31-2021	13.95	0.21	2.31	2.52	(0.22)	(0.38)	(0.60)	15.87	18.51	0.79	0.53	1.40	1	26
08-31-2020	13.41	0.25	1.51	1.76	(0.30)	(0.92)	(1.22)	13.95	13.60	0.79	0.52	1.93	1	38
08-31-2019	14.92	0.26[10]	(0.21)	0.05	(0.27)	(1.29)	(1.56)	13.41	1.71	0.79	0.51	1.93[10]	1	19
08-31-2018	14.81	0.20[10]	0.99	1.19	(0.27)	(0.81)	(1.08)	14.92	8.21	0.79	0.52	1.36[10]	2	17
08-31-2017	13.77	0.21[10]	1.41	1.62	(0.24)	(0.34)	(0.58)	14.81	12.22	0.73	0.48	1.47[10]	1	15
Class R4
02-28-2022[6]	15.97	0.19	(0.86)	(0.67)	(0.24)	(1.10)	(1.34)	13.96	(4.71)[7]	0.61[8]	0.25[8]	1.69[8]	—[9]	20
08-31-2021	14.03	0.24	2.34	2.58	(0.26)	(0.38)	(0.64)	15.97	18.86	0.59	0.23	1.61	—[9]	26
08-31-2020	13.49	0.30	1.50	1.80	(0.34)	(0.92)	(1.26)	14.03	13.90	0.58	0.20	2.31	—[9]	38
08-31-2019	15.00	0.32[10]	(0.22)	0.10	(0.32)	(1.29)	(1.61)	13.49	2.09	0.54	0.17	2.34[10]	—[9]	19
08-31-2018	14.88	0.27[10]	0.98	1.25	(0.32)	(0.81)	(1.13)	15.00	8.61	0.53	0.16	1.79[10]	—[9]	17
08-31-2017	13.83	0.29[10]	1.38	1.67	(0.28)	(0.34)	(0.62)	14.88	12.61	0.52	0.16	2.05[10]	—[9]	15
Class R6
02-28-2022[6]	15.90	0.21	(0.87)	(0.66)	(0.28)	(1.10)	(1.38)	13.86	(4.69)[7]	0.30[8]	0.05[8]	2.03[8]	27	20
08-31-2021	13.96	0.25	2.35	2.60	(0.28)	(0.38)	(0.66)	15.90	19.15	0.29	0.03	1.70	23	26
08-31-2020	13.43	0.38	1.44	1.82	(0.37)	(0.92)	(1.29)	13.96	14.08	0.30	—	2.91	17	38
08-31-2019	14.95	0.31[10]	(0.19)	0.12	(0.35)	(1.29)	(1.64)	13.43	2.25	0.29	—	2.30[10]	81	19
08-31-2018	14.83	0.30[10]	0.97	1.27	(0.34)	(0.81)	(1.15)	14.95	8.81	0.28	—	2.03[10]	44	17
08-31-2017	13.78	0.19[10]	1.50	1.69	(0.30)	(0.34)	(0.64)	14.83	12.84	0.27	—	1.34[10]	15	15
Class 1
02-28-2022[6]	15.88	0.19	(0.85)	(0.66)	(0.27)	(1.10)	(1.37)	13.85	(4.67)[7]	0.35[8]	0.09[8]	1.71[8]	1,074	20
08-31-2021	13.95	0.26	2.32	2.58	(0.27)	(0.38)	(0.65)	15.88	19.04	0.33	0.07	1.75	1,184	26
08-31-2020	13.41	0.32	1.50	1.82	(0.36)	(0.92)	(1.28)	13.95	14.12	0.33	0.05	2.46	1,108	38
08-31-2019	14.93	0.33[10]	(0.22)	0.11	(0.34)	(1.29)	(1.63)	13.41	2.19	0.33	0.05	2.46[10]	1,105	19
08-31-2018	14.82	0.33[10]	0.92	1.25	(0.33)	(0.81)	(1.14)	14.93	8.70	0.32	0.05	2.23[10]	1,202	17
08-31-2017	13.77	0.30[10]	1.39	1.69	(0.30)	(0.34)	(0.64)	14.82	12.80	0.30	0.05	2.14[10]	1,244	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
[10] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005 and less than $0.005 per share and 0.02%, 0.02% and 0.03% for the periods ended 8-31-19, 8-31-18 and 8-31-17, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	39

Financial highlights continued
Multi-Index 2030 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	14.67	0.14	(0.58)	(0.44)	(0.26)	(1.07)	(1.33)	12.90	(3.45)[7]	0.48[8]	0.22[8]	1.97[8]	—[9]	19
Class R2
02-28-2022[6]	14.76	0.14	(0.73)	(0.59)	(0.21)	(1.07)	(1.28)	12.89	(4.46)[7]	0.88[8]	0.62[8]	1.38[8]	1	19
08-31-2021	13.68	0.20	1.63	1.83	(0.23)	(0.52)	(0.75)	14.76	13.81	0.87	0.61	1.40	1	30
08-31-2020	13.16	0.25	1.29	1.54	(0.30)	(0.72)	(1.02)	13.68	12.13	0.83	0.56	1.92	1	47
08-31-2019	14.24	0.26	0.02	0.28	(0.27)	(1.09)	(1.36)	13.16	3.21	0.85	0.56	2.00	1	22
08-31-2018	14.32	0.22	0.66	0.88	(0.25)	(0.71)	(0.96)	14.24	6.24	0.84	0.55	1.53	1	18
08-31-2017	13.46	0.18	1.18	1.36	(0.23)	(0.27)	(0.50)	14.32	10.42	0.79	0.53	1.33	1	15
Class R4
02-28-2022[6]	14.87	0.14	(0.72)	(0.58)	(0.24)	(1.07)	(1.31)	12.98	(4.33)[7]	0.72[8]	0.36[8]	1.43[8]	2	19
08-31-2021	13.77	0.23	1.65	1.88	(0.26)	(0.52)	(0.78)	14.87	14.10	0.71	0.35	1.64	1	30
08-31-2020	13.25	0.30	1.27	1.57	(0.33)	(0.72)	(1.05)	13.77	12.31	0.71	0.33	2.30	2	47
08-31-2019	14.32	0.19	0.15	0.34	(0.32)	(1.09)	(1.41)	13.25	3.57	0.67	0.28	1.48	1	22
08-31-2018	14.39	0.28	0.66	0.94	(0.30)	(0.71)	(1.01)	14.32	6.72	0.58	0.19	1.91	—[9]	18
08-31-2017	13.53	0.28	1.12	1.40	(0.27)	(0.27)	(0.54)	14.39	10.73	0.56	0.20	2.03	—[9]	15
Class R6
02-28-2022[6]	14.78	0.19	(0.74)	(0.55)	(0.28)	(1.07)	(1.35)	12.88	(4.19)[7]	0.37[8]	0.12[8]	2.11[8]	37	19
08-31-2021	13.69	0.26	1.64	1.90	(0.29)	(0.52)	(0.81)	14.78	14.37	0.36	0.10	1.86	33	30
08-31-2020	13.17	0.36	1.24	1.60	(0.36)	(0.72)	(1.08)	13.69	12.67	0.36	0.07	2.80	27	47
08-31-2019	14.25	0.30	0.05	0.35	(0.34)	(1.09)	(1.43)	13.17	3.73	0.35	0.04	2.33	88	22
08-31-2018	14.33	0.29	0.67	0.96	(0.33)	(0.71)	(1.04)	14.25	6.84	0.33	0.03	2.10	43	18
08-31-2017	13.47	0.21	1.21	1.42	(0.29)	(0.27)	(0.56)	14.33	10.96	0.31	0.04	1.56	16	15
Class 1
02-28-2022[6]	14.79	0.17	(0.73)	(0.56)	(0.27)	(1.07)	(1.34)	12.89	(4.23)[7]	0.42[8]	0.16[8]	1.88[8]	1,113	19
08-31-2021	13.69	0.26	1.65	1.91	(0.29)	(0.52)	(0.81)	14.79	14.39	0.40	0.14	1.87	1,249	30
08-31-2020	13.17	0.32	1.28	1.60	(0.36)	(0.72)	(1.08)	13.69	12.62	0.40	0.12	2.48	1,246	47
08-31-2019	14.25	0.33	0.02	0.35	(0.34)	(1.09)	(1.43)	13.17	3.67	0.38	0.09	2.54	1,275	22
08-31-2018	14.33	0.32	0.63	0.95	(0.32)	(0.71)	(1.03)	14.25	6.79	0.37	0.08	2.28	1,377	18
08-31-2017	13.48	0.29	1.11	1.40	(0.28)	(0.27)	(0.55)	14.33	10.83	0.35	0.09	2.14	1,468	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
40	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2025 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	13.17	0.12	(0.43)	(0.31)	(0.28)	(0.92)	(1.20)	11.66	(2.66)[7]	0.56[8]	0.28[8]	2.20[8]	—[9]	12
Class R2
02-28-2022[6]	13.28	0.11	(0.55)	(0.44)	(0.24)	(0.92)	(1.16)	11.68	(3.68)[7]	0.92[8]	0.64[8]	1.44[8]	—[9]	12
08-31-2021	12.94	0.22	0.90	1.12	(0.23)	(0.55)	(0.78)	13.28	8.94	0.94	0.65	1.68	—[9]	29
08-31-2020	12.65	0.24	0.89	1.13	(0.31)	(0.53)	(0.84)	12.94	9.34	0.93	0.65	1.96	2	44
08-31-2019	13.16	0.26	0.30	0.56	(0.26)	(0.81)	(1.07)	12.65	5.04	0.92	0.63	2.12	1	17
08-31-2018	13.51	0.17	0.33	0.50	(0.26)	(0.59)	(0.85)	13.16	3.74	0.88	0.59	1.36	1	14
08-31-2017	12.99	0.23	0.71	0.94	(0.24)	(0.18)	(0.42)	13.51	7.47	0.70	0.44	1.75	—[9]	14
Class R4
02-28-2022[6]	13.33	0.08	(0.51)	(0.43)	(0.27)	(0.92)	(1.19)	11.71	(3.58)[7]	0.81[8]	0.43[8]	1.00[8]	1	12
08-31-2021	12.99	0.26	0.90	1.16	(0.27)	(0.55)	(0.82)	13.33	9.22	0.74	0.35	2.01	—[9]	29
08-31-2020	12.69	0.28	0.90	1.18	(0.35)	(0.53)	(0.88)	12.99	9.66	0.73	0.34	2.22	—[9]	44
08-31-2019	13.20	0.31	0.29	0.60	(0.30)	(0.81)	(1.11)	12.69	5.47	0.70	0.30	2.49	—[9]	17
08-31-2018	13.54	0.28	0.26	0.54	(0.29)	(0.59)	(0.88)	13.20	4.05	0.66	0.27	2.06	—[9]	14
08-31-2017	13.02	0.26	0.70	0.96	(0.26)	(0.18)	(0.44)	13.54	7.64	0.63	0.27	2.03	—[9]	14
Class R6
02-28-2022[6]	13.28	0.16	(0.57)	(0.41)	(0.30)	(0.92)	(1.22)	11.65	(3.43)[7]	0.46[8]	0.17[8]	2.27[8]	16	12
08-31-2021	12.93	0.28	0.91	1.19	(0.29)	(0.55)	(0.84)	13.28	9.54	0.44	0.15	2.17	15	29
08-31-2020	12.64	0.36	0.83	1.19	(0.37)	(0.53)	(0.90)	12.93	9.81	0.43	0.14	2.94	10	44
08-31-2019	13.16	0.31	0.30	0.61	(0.32)	(0.81)	(1.13)	12.64	5.62	0.42	0.12	2.52	70	17
08-31-2018	13.50	0.29	0.27	0.56	(0.31)	(0.59)	(0.90)	13.16	4.24	0.40	0.10	2.21	35	14
08-31-2017	12.98	0.21	0.77	0.98	(0.28)	(0.18)	(0.46)	13.50	7.84	0.38	0.11	1.67	13	14
Class 1
02-28-2022[6]	13.28	0.16	(0.58)	(0.42)	(0.29)	(0.92)	(1.21)	11.65	(3.47)[7]	0.50[8]	0.22[8]	2.16[8]	907	12
08-31-2021	12.93	0.28	0.90	1.18	(0.28)	(0.55)	(0.83)	13.28	9.49	0.48	0.19	2.17	1,030	29
08-31-2020	12.64	0.31	0.87	1.18	(0.36)	(0.53)	(0.89)	12.93	9.75	0.47	0.19	2.49	1,121	44
08-31-2019	13.16	0.33	0.28	0.61	(0.32)	(0.81)	(1.13)	12.64	5.57	0.46	0.17	2.64	1,187	17
08-31-2018	13.50	0.31	0.24	0.55	(0.30)	(0.59)	(0.89)	13.16	4.19	0.44	0.15	2.32	1,313	14
08-31-2017	12.98	0.28	0.69	0.97	(0.27)	(0.18)	(0.45)	13.50	7.79	0.42	0.16	2.15	1,477	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	41

Financial highlights continued
Multi-Index Income Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2022[5,6]	11.95	0.10	(0.35)	(0.25)	(0.30)	(0.42)	(0.72)	10.98	(2.25)[7]	0.64[8]	0.32[8]	2.40[8]	—[9]	6
Class R2
02-28-2022[6]	12.05	0.12	(0.49)	(0.37)	(0.26)	(0.42)	(0.68)	11.00	(3.26)[7]	1.04[8]	0.72[8]	2.03[8]	1	6
08-31-2021	11.70	0.23	0.37	0.60	(0.10)	(0.15)	(0.25)	12.05	5.23	1.02	0.70	1.93	2	70[10]
08-31-2020	11.46	0.22	0.41	0.63	(0.27)	(0.12)	(0.39)	11.70	5.63	1.09	0.74	1.92	1	63
08-31-2019	11.11	0.23	0.47	0.70	(0.23)	(0.12)	(0.35)	11.46	6.55	1.06	0.73	2.07	1	11
08-31-2018	11.44	0.18	(0.12)	0.06	(0.21)	(0.18)	(0.39)	11.11	0.54	1.01	0.68	1.67	1	7
08-31-2017	11.39	0.18	0.08	0.26	(0.17)	(0.04)	(0.21)	11.44	2.34	0.89	0.59	1.61	—[9]	5
Class R4
02-28-2022[6]	12.05	0.13	(0.48)	(0.35)	(0.29)	(0.42)	(0.71)	10.99	(3.10)[7]	0.88[8]	0.47[8]	2.24[8]	1	6
08-31-2021	11.70	0.26	0.37	0.63	(0.13)	(0.15)	(0.28)	12.05	5.49	0.87	0.45	2.21	1	70[10]
08-31-2020	11.46	0.24	0.42	0.66	(0.30)	(0.12)	(0.42)	11.70	5.91	0.93	0.48	2.17	1	63
08-31-2019	11.12	0.24	0.49	0.73	(0.27)	(0.12)	(0.39)	11.46	6.83	0.85	0.43	2.20	—[9]	11
08-31-2018	11.44	0.23	(0.13)	0.10	(0.24)	(0.18)	(0.42)	11.12	0.87	0.80	0.37	2.05	—[9]	7
08-31-2017	11.39	0.21	0.07	0.28	(0.19)	(0.04)	(0.23)	11.44	2.55	0.78	0.38	1.83	—[9]	5
Class R6
02-28-2022[6]	12.04	0.15	(0.49)	(0.34)	(0.32)	(0.42)	(0.74)	10.96	(3.04)[7]	0.53[8]	0.22[8]	2.51[8]	17	6
08-31-2021	11.69	0.29	0.37	0.66	(0.16)	(0.15)	(0.31)	12.04	5.74	0.52	0.20	2.45	18	70[10]
08-31-2020	11.45	0.29	0.39	0.68	(0.32)	(0.12)	(0.44)	11.69	6.17	0.59	0.23	2.54	9	63
08-31-2019	11.11	0.28	0.47	0.75	(0.29)	(0.12)	(0.41)	11.45	7.03	0.56	0.22	2.51	20	11
08-31-2018	11.42	0.24	(0.11)	0.13	(0.26)	(0.18)	(0.44)	11.11	1.13	0.55	0.21	2.17	10	7
08-31-2017	11.37	0.21	0.09	0.30	(0.21)	(0.04)	(0.25)	11.42	2.73	0.53	0.21	1.86	6	5
Class 1
02-28-2022[6]	12.05	0.14	(0.49)	(0.35)	(0.31)	(0.42)	(0.73)	10.97	(3.07)[7]	0.57[8]	0.26[8]	2.46[8]	568	6
08-31-2021	11.70	0.28	0.38	0.66	(0.16)	(0.15)	(0.31)	12.05	5.69	0.56	0.25	2.38	648	70[10]
08-31-2020	11.46	0.27	0.41	0.68	(0.32)	(0.12)	(0.44)	11.70	6.11	0.63	0.28	2.40	291	63
08-31-2019	11.11	0.29	0.46	0.75	(0.28)	(0.12)	(0.40)	11.46	7.06	0.60	0.27	2.59	339	11
08-31-2018	11.43	0.24	(0.13)	0.11	(0.25)	(0.18)	(0.43)	11.11	0.99	0.59	0.26	2.19	394	7
08-31-2017	11.38	0.22	0.08	0.30	(0.21)	(0.04)	(0.25)	11.43	2.68	0.56	0.26	1.96	499	5

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The inception date for Class I shares is 10-22-21.
[6] Six months ended 2-28-22. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
[10] Excludes merger activity.
42	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which are presented in this report (collectively, Multi-Index Preservation Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio, with the exception of Multi-Index Income Preservation Portfolio, is to seek high total return until the portfolio’s target retirement date, with a greater focus on income as the target date approaches. The investment objective of Multi-Index Income Preservation Portfolio is to seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	43

The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,307,517	$11,307,517	—	—
Unaffiliated investment companies	5,557,965	5,557,965	—	—
U.S. Government and Agency obligations	1,427,142	—	$1,427,142	—
Short-term investments	59,041	59,041	—	—
Total investments in securities	$18,351,665	$16,924,523	$1,427,142	—

Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$117,642,017	$117,642,017	—	—
Unaffiliated investment companies	58,592,618	58,592,618	—	—
U.S. Government and Agency obligations	15,765,610	—	$15,765,610	—
Short-term investments	315,986	315,986	—	—
Total investments in securities	$192,316,231	$176,550,621	$15,765,610	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$211,830,821	$211,830,821	—	—
Unaffiliated investment companies	105,775,358	105,775,358	—	—
U.S. Government and Agency obligations	28,512,676	—	$28,512,676	—
Short-term investments	4,111,396	4,111,396	—	—
Total investments in securities	$350,230,251	$321,717,575	$28,512,676	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$375,588,572	$375,588,572	—	—
Unaffiliated investment companies	191,823,124	191,823,124	—	—
U.S. Government and Agency obligations	51,261,634	—	$51,261,634	—
Short-term investments	6,906,353	6,906,353	—	—
Total investments in securities	$625,579,683	$574,318,049	$51,261,634	—

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$434,612,322	$434,612,322	—	—
Unaffiliated investment companies	251,217,244	251,217,244	—	—
U.S. Government and Agency obligations	61,879,057	—	$61,879,057	—
Short-term investments	21,413,220	21,413,220	—	—
Total investments in securities	$769,121,843	$707,242,786	$61,879,057	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$486,539,920	$486,539,920	—	—
Unaffiliated investment companies	322,403,398	322,403,398	—	—
U.S. Government and Agency obligations	77,086,764	—	$77,086,764	—
44	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2040 Preservation Portfolio (continued)
Short-term investments	$26,560,685	$26,560,685	—	—
Total investments in securities	$912,590,767	$835,504,003	$77,086,764	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$509,669,424	$509,669,424	—	—
Unaffiliated investment companies	489,991,407	489,991,407	—	—
U.S. Government and Agency obligations	97,861,430	—	$97,861,430	—
Short-term investments	49,264,673	49,264,673	—	—
Total investments in securities	$1,146,786,934	$1,048,925,504	$97,861,430	—

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$368,459,349	$368,459,349	—	—
Unaffiliated investment companies	657,984,569	657,984,569	—	—
U.S. Government and Agency obligations	121,655,492	—	$121,655,492	—
Short-term investments	104,517,650	104,517,650	—	—
Total investments in securities	$1,252,617,060	$1,130,961,568	$121,655,492	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$150,899,447	$150,899,447	—	—
Unaffiliated investment companies	645,950,619	645,950,619	—	—
U.S. Government and Agency obligations	123,420,344	—	$123,420,344	—
Short-term investments	92,097,384	92,097,384	—	—
Total investments in securities	$1,012,367,794	$888,947,450	$123,420,344	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$31,502,196	$31,502,196	—	—
Unaffiliated investment companies	467,985,009	467,985,009	—	—
U.S. Government and Agency obligations	84,869,316	—	$84,869,316	—
Short-term investments	112,675,152	112,675,152	—	—
Total investments in securities	$697,031,673	$612,162,357	$84,869,316	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	45

interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2022. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multi-Index 2060 Preservation Portfolio	$2,684,535	—	$2,847,614
Multi-Index 2055 Preservation Portfolio	3,947,630	$3,415,635	646,485
Multi-Index 2050 Preservation Portfolio	4,839,856	4,961,200	—
Multi-Index 2045 Preservation Portfolio	18,379,984	18,806,805	—
Multi-Index 2040 Preservation Portfolio	22,474,065	23,027,590	—
Multi-Index 2035 Preservation Portfolio	44,068,271	45,110,895	—
Multi-Index 2030 Preservation Portfolio	97,850,438	100,057,507	—
Multi-Index 2025 Preservation Portfolio	100,302,873	89,718,047	12,525,221
Multi-Index Income Preservation Portfolio	107,186,458	109,634,716	—
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2022, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2022 were as follows:
Portfolio	Commitment fee
Multi-Index 2065 Preservation Portfolio	$2,131
Multi-Index 2060 Preservation Portfolio	2,415
Multi-Index 2055 Preservation Portfolio	2,649
Multi-Index 2050 Preservation Portfolio	2,890
Multi-Index 2045 Preservation Portfolio	3,065
Multi-Index 2040 Preservation Portfolio	3,282
Multi-Index 2035 Preservation Portfolio	3,520
Multi-Index 2030 Preservation Portfolio	3,555
46	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Commitment fee
Multi-Index 2025 Preservation Portfolio	$3,318
Multi-Index Income Preservation Portfolio	2,828
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2065 Preservation Portfolio	$20,010,862	$33,753	$(1,692,950)	$(1,659,197)
Multi-Index 2060 Preservation Portfolio	192,416,413	1,077,977	(1,178,159)	(100,182)
Multi-Index 2055 Preservation Portfolio	347,838,101	3,674,160	(1,282,010)	2,392,150
Multi-Index 2050 Preservation Portfolio	592,117,391	36,065,683	(2,603,391)	33,462,292
Multi-Index 2045 Preservation Portfolio	705,029,455	67,495,758	(3,403,370)	64,092,388
Multi-Index 2040 Preservation Portfolio	833,707,116	84,629,926	(5,746,275)	78,883,651
Multi-Index 2035 Preservation Portfolio	1,053,966,182	102,553,661	(9,732,909)	92,820,752
Multi-Index 2030 Preservation Portfolio	1,174,707,222	88,959,888	(11,050,050)	77,909,838
Multi-Index 2025 Preservation Portfolio	976,304,835	45,381,130	(9,318,171)	36,062,959
Multi-Index Income Preservation Portfolio	683,435,630	19,281,548	(5,685,505)	13,596,043
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and merger related adjustments.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	47

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2065 Preservation Portfolio	0.37%
Multi-Index 2060 Preservation Portfolio	0.37%
Multi-Index 2055 Preservation Portfolio	0.38%
Multi-Index 2050 Preservation Portfolio	0.38%
Multi-Index 2045 Preservation Portfolio	0.37%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2040 Preservation Portfolio	0.36%
Multi-Index 2035 Preservation Portfolio	0.36%
Multi-Index 2030 Preservation Portfolio	0.36%
Multi-Index 2025 Preservation Portfolio	0.35%
Multi-Index Income Preservation Portfolio	0.33%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average annual net assets and 0.50% of the portfolio’s average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2022, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class I	Class R2	Class R4	Class R6	Class 1	Total
Multi-Index 2065 Preservation Portfolio	$208	$422	$421	$430	$86,166	$87,647
Multi-Index 2060 Preservation Portfolio	52	955	332	5,523	286,784	293,646
Multi-Index 2055 Preservation Portfolio	45	179	73	7,529	458,653	466,479
Multi-Index 2050 Preservation Portfolio	41	1,251	1,826	26,191	760,835	790,144
Multi-Index 2045 Preservation Portfolio	42	1,592	92	21,109	954,001	976,836
Multi-Index 2040 Preservation Portfolio	45	847	299	37,892	1,185,978	1,225,061
Multi-Index 2035 Preservation Portfolio	44	834	133	32,556	1,441,799	1,475,366
Multi-Index 2030 Preservation Portfolio	44	1,287	1,828	47,026	1,526,105	1,576,290
Multi-Index 2025 Preservation Portfolio	48	295	520	21,889	1,361,571	1,384,323
Multi-Index Income Preservation Portfolio	54	3,116	1,021	26,661	955,963	986,815
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index 2065 Preservation Portfolio	0.00%
Multi-Index 2060 Preservation Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multi-Index 2055 Preservation Portfolio	0.00%
Multi-Index 2050 Preservation Portfolio	0.00%

48	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Net Annual Effective Rate
Multi-Index 2045 Preservation Portfolio	0.00%
Multi-Index 2040 Preservation Portfolio	0.00%
Multi-Index 2035 Preservation Portfolio	0.01%
Portfolio	Net Annual Effective Rate
Multi-Index 2030 Preservation Portfolio	0.07%
Multi-Index 2025 Preservation Portfolio	0.13%
Multi-Index Income Preservation Portfolio	0.16%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2022:
Portfolio	Class R4
Multi-Index 2065 Preservation Portfolio	$31
Multi-Index 2060 Preservation Portfolio	112
Multi-Index 2055 Preservation Portfolio	29
Multi-Index 2050 Preservation Portfolio	762
Multi-Index 2045 Preservation Portfolio	37
Portfolio	Class R4
Multi-Index 2040 Preservation Portfolio	$115
Multi-Index 2035 Preservation Portfolio	53
Multi-Index 2030 Preservation Portfolio	698
Multi-Index 2025 Preservation Portfolio	185
Multi-Index Income Preservation Portfolio	324

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2065 Preservation Portfolio	Class I	—	$19
	Class R2	$78	3
	Class R4	79	2
	Class R6	—	3
	Class 1	3,344	—
	Total	$3,501	$27
Multi-Index 2060 Preservation Portfolio	Class I	—	$19
	Class R2	$1,583	27
	Class R4	358	10
	Class R6	—	156
	Class 1	48,473	—
	Total	$50,414	$212
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	49

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2055 Preservation Portfolio	Class I	—	$19
	Class R2	$385	6
	Class R4	75	3
	Class R6	—	245
	Class 1	89,180	—
	Total	$89,640	$273
Multi-Index 2050 Preservation Portfolio	Class I	—	$19
	Class R2	$2,618	44
	Class R4	2,667	64
	Class R6	—	920
	Class 1	158,934	—
	Total	$164,219	$1,047
Multi-Index 2045 Preservation Portfolio	Class I	—	$19
	Class R2	$3,226	55
	Class R4	103	3
	Class R6	—	714
	Class 1	192,713	—
	Total	$196,042	$791
Multi-Index 2040 Preservation Portfolio	Class I	—	$19
	Class R2	$1,692	28
	Class R4	371	9
	Class R6	—	1,228
	Class 1	229,240	—
	Total	$231,303	$1,284
Multi-Index 2035 Preservation Portfolio	Class I	—	$19
	Class R2	$1,656	28
	Class R4	159	4
	Class R6	—	1,073
	Class 1	283,380	—
	Total	$285,195	$1,124
Multi-Index 2030 Preservation Portfolio	Class I	—	$19
	Class R2	$2,491	42
	Class R4	2,387	59
	Class R6	—	1,529
	Class 1	295,420	—
	Total	$300,298	$1,649
Multi-Index 2025 Preservation Portfolio	Class I	—	$19
	Class R2	$494	9
	Class R4	648	15
	Class R6	—	656
	Class 1	242,740	—
	Total	$243,882	$699
Multi-Index Income Preservation Portfolio	Class I	—	$19
	Class R2	$5,050	84
	Class R4	1,130	27
	Class R6	—	715
	Class 1	151,870	—
	Total	$158,050	$845
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
50	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
Multi-Index 2065 Preservation Portfolio	Six Months Ended 2-28-22		Period ended 8-31-21[1]
	Shares	Amount	Shares	Amount
Class I shares[2]
Sold	3,885	$50,000	—	—
Net increase	3,885	$50,000	—	—
Class R2 shares[3]
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class R4 shares[4]
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class R6 shares
Sold	416	$5,269	5,000	$50,000
Distributions reinvested	6	76	—	—
Repurchased	(368)	(4,525)	—	—
Net increase	54	$820	5,000	$50,000
Class 1 shares
Sold	785,939	$9,961,761	859,664	$10,335,205
Distributions reinvested	32,804	419,895	844	9,575
Repurchased	(23,914)	(303,263)	(139,631)	(1,681,424)
Net increase	794,829	$10,078,393	720,877	$8,663,356
Total net increase	798,768	$10,129,213	735,877	$8,813,356

[1]	Period from 9-23-20 (commencement of operations) to 8-31-21.
[2]	The inception date for Class I shares is 10-22-21.
[3]	There were no share transactions for Class R2 for the six months ended February 28, 2022.
[4]	There were no share transactions for Class R4 for the six months ended February 28, 2022.

Multi-Index 2060 Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	3,329	$50,000	—	—
Net increase	3,329	$50,000	—	—
Class R1 shares
Sold	—	—	2,228	$27,663
Repurchased	—	—	(20,474)	(256,244)
Net decrease	—	—	(18,246)	$(228,581)
Class R2 shares
Sold	13,794	$200,075	46,985	$626,814
Distributions reinvested	2,753	39,476	989	13,081
Repurchased	(2,277)	(32,113)	(25,313)	(355,754)
Net increase	14,270	$207,438	22,661	$284,141
Class R4 shares
Sold	1,786	$26,599	3,617	$49,456
Distributions reinvested	780	11,194	322	4,261
Repurchased	(132)	(1,983)	(1,938)	(26,058)
Net increase	2,434	$35,810	2,001	$27,659
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	51

Multi-Index 2060 Preservation Portfolio , Cont’d	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	151,493	$2,196,215	129,618	$1,780,478
Distributions reinvested	18,822	270,291	4,827	63,915
Repurchased	(60,384)	(868,566)	(42,637)	(596,812)
Net increase	109,931	$1,597,940	91,808	$1,247,581
Class 1 shares
Sold	859,785	$12,422,306	2,750,979	$37,629,359
Distributions reinvested	907,689	13,034,418	417,697	5,526,137
Repurchased	(1,076,035)	(15,661,162)	(1,078,448)	(14,853,970)
Net increase	691,439	$9,795,562	2,090,228	$28,301,526
Total net increase	821,403	$11,686,750	2,188,452	$29,632,326

[1]	The inception date for Class I shares is 10-22-21.

Multi-Index 2055 Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	3,729	$50,000	—	—
Net increase	3,729	$50,000	—	—
Class R1 shares
Sold	—	—	350	$3,883
Repurchased	—	—	(4,652)	(52,620)
Net decrease	—	—	(4,302)	$(48,737)
Class R2 shares
Sold	1,997	$26,148	24,919	$298,998
Distributions reinvested	1	11	812	9,589
Repurchased	(13,641)	(182,636)	(30,944)	(392,482)
Net decrease	(11,643)	$(156,477)	(5,213)	$(83,895)
Class R4 shares
Sold	250	$3,269	354	$4,360
Distributions reinvested	28	362	12	146
Repurchased	(295)	(3,970)	—	—
Net increase (decrease)	(17)	$(339)	366	$4,506
Class R6 shares
Sold	186,295	$2,483,321	248,833	$3,047,771
Distributions reinvested	39,821	506,525	11,568	136,623
Repurchased	(69,658)	(883,337)	(136,779)	(1,699,213)
Net increase	156,458	$2,106,509	123,622	$1,485,181
Class 1 shares
Sold	1,101,035	$14,012,984	2,374,720	$29,163,594
Distributions reinvested	2,094,557	26,621,813	1,299,820	15,350,871
Repurchased	(2,251,869)	(29,150,283)	(3,502,132)	(43,208,652)
Net increase	943,723	$11,484,514	172,408	$1,305,813
Total net increase	1,092,250	$13,484,207	286,881	$2,662,868

[1]	The inception date for Class I shares is 10-22-21.

52	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2050 Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	3,320	$50,000	—	—
Net increase	3,320	$50,000	—	—
Class R1 shares
Sold	—	—	1,434	$17,762
Repurchased	—	—	(28,835)	(362,260)
Net decrease	—	—	(27,401)	$(344,498)
Class R2 shares
Sold	14,191	$206,104	49,541	$663,382
Distributions reinvested	4,355	62,014	2,945	39,165
Repurchased	(13,472)	(202,868)	(60,788)	(865,641)
Net increase (decrease)	5,074	$65,250	(8,302)	$(163,094)
Class R4 shares
Sold	5,392	$78,906	14,032	$192,459
Distributions reinvested	8,421	120,251	3,589	47,847
Repurchased	(4,092)	(58,992)	(20,779)	(284,662)
Net increase (decrease)	9,721	$140,165	(3,158)	$(44,356)
Class R6 shares
Sold	442,516	$6,581,943	501,377	$6,919,633
Distributions reinvested	134,985	1,916,792	42,762	567,018
Repurchased	(296,501)	(4,217,160)	(313,960)	(4,338,761)
Net increase	281,000	$4,281,575	230,179	$3,147,890
Class 1 shares
Sold	1,002,763	$14,406,479	2,180,976	$29,971,576
Distributions reinvested	3,588,548	50,957,384	1,686,319	22,377,455
Repurchased	(3,450,151)	(49,658,401)	(5,993,289)	(82,454,809)
Net increase (decrease)	1,141,160	$15,705,462	(2,125,994)	$(30,105,778)
Total net increase (decrease)	1,440,275	$20,242,452	(1,934,676)	$(27,509,836)

[1]	The inception date for Class I shares is 10-22-21.

Multi-Index 2045 Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	2,974	$50,000	—	—
Net increase	2,974	$50,000	—	—
Class R1 shares
Sold	—	—	2,268	$31,844
Repurchased	—	—	(27,652)	(391,946)
Net decrease	—	—	(25,384)	$(360,102)
Class R2 shares
Sold	9,067	$146,505	60,652	$899,104
Distributions reinvested	4,964	78,821	2,920	43,477
Repurchased	(14,309)	(240,923)	(31,900)	(504,141)
Net increase (decrease)	(278)	$(15,597)	31,672	$438,440
Class R4 shares
Sold	297	$5,010	491	$7,535
Distributions reinvested	119	1,894	40	591
Net increase	416	$6,904	531	$8,126
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	53

Multi-Index 2045 Preservation Portfolio , Cont’d	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	479,740	$8,048,234	377,127	$5,831,925
Distributions reinvested	99,715	1,580,485	28,053	416,870
Repurchased	(174,671)	(2,788,452)	(234,988)	(3,711,357)
Net increase	404,784	$6,840,267	170,192	$2,537,438
Class 1 shares
Sold	990,549	$15,766,941	2,337,028	$35,862,980
Distributions reinvested	3,876,111	61,436,352	2,041,155	30,311,154
Repurchased	(3,520,563)	(57,372,437)	(7,623,707)	(118,796,795)
Net increase (decrease)	1,346,097	$19,830,856	(3,245,524)	$(52,622,661)
Total net increase (decrease)	1,753,993	$26,712,430	(3,068,513)	$(49,998,759)

[1]	The inception date for Class I shares is 10-22-21.

Multi-Index 2040 Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	3,058	$50,000	—	—
Net increase	3,058	$50,000	—	—
Class R1 shares
Sold	—	—	784	$10,794
Repurchased	—	—	(14,366)	(201,574)
Net decrease	—	—	(13,582)	$(190,780)
Class R2 shares
Sold	5,613	$89,293	46,492	$696,151
Distributions reinvested	1,565	24,163	1,485	21,726
Repurchased	(22,804)	(372,411)	(27,895)	(434,288)
Net increase (decrease)	(15,626)	$(258,955)	20,082	$283,589
Class R4 shares
Sold	2,559	$41,020	4,456	$67,877
Distributions reinvested	953	14,791	531	7,802
Repurchased	(1,080)	(17,486)	(6,063)	(94,798)
Net increase (decrease)	2,432	$38,325	(1,076)	$(19,119)
Class R6 shares
Sold	954,347	$15,583,137	556,225	$8,318,155
Distributions reinvested	175,768	2,703,314	58,655	854,597
Repurchased	(484,252)	(7,522,974)	(443,856)	(6,630,612)
Net increase	645,863	$10,763,477	171,024	$2,542,140
Class 1 shares
Sold	813,218	$12,617,558	2,479,279	$37,407,526
Distributions reinvested	4,814,284	74,188,114	2,661,782	38,835,400
Repurchased	(5,271,645)	(83,024,126)	(8,712,553)	(131,742,808)
Net increase (decrease)	355,857	$3,781,546	(3,571,492)	$(55,499,882)
Total net increase (decrease)	991,584	$14,374,393	(3,395,044)	$(52,884,052)

[1]	The inception date for Class I shares is 10-22-21.

54	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2035 Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	3,169	$50,000	—	—
Net increase	3,169	$50,000	—	—
Class R1 shares
Sold	—	—	339	$4,669
Repurchased	—	—	(4,941)	(69,249)
Net decrease	—	—	(4,602)	$(64,580)
Class R2 shares
Sold	3,067	$46,735	13,464	$194,580
Distributions reinvested	3,372	49,833	3,957	56,825
Repurchased	(7,618)	(122,245)	(73,930)	(1,131,630)
Net decrease	(1,179)	$(25,677)	(56,509)	$(880,225)
Class R4 shares
Sold	689	$10,877	2,118	$31,682
Distributions reinvested	348	5,172	142	2,054
Repurchased	(3,385)	(48,070)	(1,136)	(17,028)
Net increase (decrease)	(2,348)	$(32,021)	1,124	$16,708
Class R6 shares
Sold	614,102	$9,637,120	543,069	$7,975,012
Distributions reinvested	172,137	2,540,746	58,193	833,901
Repurchased	(281,556)	(4,212,108)	(366,886)	(5,518,289)
Net increase	504,683	$7,965,758	234,376	$3,290,624
Class 1 shares
Sold	1,256,856	$18,900,137	3,092,416	$45,287,080
Distributions reinvested	6,692,888	98,653,165	3,548,089	50,808,632
Repurchased	(4,952,411)	(75,898,722)	(11,543,759)	(170,443,022)
Net increase (decrease)	2,997,333	$41,654,580	(4,903,254)	$(74,347,310)
Total net increase (decrease)	3,501,658	$49,612,640	(4,728,865)	$(71,984,783)

[1]	The inception date for Class I shares is 10-22-21.

Multi-Index 2030 Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	3,408	$50,000	—	—
Net increase	3,408	$50,000	—	—
Class R1 shares
Sold	—	—	1,100	$14,782
Repurchased	—	—	(28,417)	(387,558)
Net decrease	—	—	(27,317)	$(372,776)
Class R2 shares
Sold	8,244	$114,942	49,231	$679,083
Distributions reinvested	5,366	72,978	3,880	53,201
Repurchased	(9,713)	(140,357)	(50,402)	(702,590)
Net increase	3,897	$47,563	2,709	$29,694
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	55

Multi-Index 2030 Preservation Portfolio , Cont’d	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	56,236	$772,568	14,822	$210,158
Distributions reinvested	7,653	104,776	5,216	71,871
Repurchased	(13,358)	(182,426)	(78,981)	(1,106,216)
Net increase (decrease)	50,531	$694,918	(58,943)	$(824,187)
Class R6 shares
Sold	869,394	$12,682,305	715,663	$9,991,648
Distributions reinvested	264,592	3,593,166	118,026	1,614,596
Repurchased	(489,356)	(6,955,641)	(537,878)	(7,571,790)
Net increase	644,630	$9,319,830	295,811	$4,034,454
Class 1 shares
Sold	891,962	$12,615,858	2,836,967	$39,851,282
Distributions reinvested	7,947,215	108,002,657	5,168,402	70,755,424
Repurchased	(7,018,818)	(99,676,128)	(14,541,216)	(204,412,634)
Net increase (decrease)	1,820,359	$20,942,387	(6,535,847)	$(93,805,928)
Total net increase (decrease)	2,522,825	$31,054,698	(6,323,587)	$(90,938,743)

[1]	The inception date for Class I shares is 10-22-21.

Multi-Index 2025 Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	3,797	$50,000	—	—
Net increase	3,797	$50,000	—	—
Class R1 shares
Sold	—	—	90	$1,156
Repurchased	—	—	(11,890)	(152,998)
Net decrease	—	—	(11,800)	$(151,842)
Class R2 shares
Sold	6,583	$80,979	30,688	$395,212
Distributions reinvested	702	8,531	8,651	109,700
Repurchased	(9,381)	(123,704)	(150,284)	(1,949,800)
Net decrease	(2,096)	$(34,194)	(110,945)	$(1,444,888)
Class R4 shares
Sold	108,933	$1,457,052	1,813	$23,882
Distributions reinvested	11,024	134,161	274	3,476
Repurchased	(60,229)	(734,400)	(30)	(385)
Net increase	59,728	$856,813	2,057	$26,973
Class R6 shares
Sold	379,376	$4,892,272	829,897	$10,673,322
Distributions reinvested	130,617	1,580,469	56,382	712,662
Repurchased	(225,518)	(2,791,830)	(524,997)	(6,743,818)
Net increase	284,475	$3,680,911	361,282	$4,642,166
Class 1 shares
Sold	691,360	$8,601,427	2,303,603	$29,610,525
Distributions reinvested	7,370,535	89,183,471	5,506,437	69,601,359
Repurchased	(7,784,914)	(98,278,023)	(16,868,945)	(218,236,565)
Net increase (decrease)	276,981	$(493,125)	(9,058,905)	$(119,024,681)
Total net increase (decrease)	622,885	$4,060,405	(8,818,311)	$(115,952,272)

56	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

[1]	The inception date for Class I shares is 10-22-21.

Multi-Index Income Preservation Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	4,184	$50,000	—	—
Net increase	4,184	$50,000	—	—
Class R1 shares
Sold	—	—	255	$2,969
Issued in reorganization (Note 8)	—	—	19,394	226,790
Repurchased	—	—	(31,079)	(362,674)
Net decrease	—	—	(11,430)	$(132,915)
Class R2 shares
Sold	5,084	$58,999	63,619	$743,561
Issued in reorganization (Note 8)	—	—	84,924	992,471
Distributions reinvested	9,841	111,596	3,352	39,317
Repurchased	(65,954)	(741,186)	(28,219)	(332,679)
Net increase (decrease)	(51,029)	$(570,591)	123,676	$1,442,670
Class R4 shares
Sold	3,324	$39,233	4,597	$54,194
Issued in reorganization (Note 8)	—	—	10,982	128,403
Distributions reinvested	3,432	38,882	1,214	14,216
Repurchased	(1,500)	(17,563)	(17,907)	(211,648)
Net increase (decrease)	5,256	$60,552	(1,114)	$(14,835)
Class R6 shares
Sold	283,543	$3,289,821	459,709	$5,376,585
Issued in reorganization (Note 8)	—	—	624,854	7,302,476
Distributions reinvested	90,217	1,019,449	34,178	399,198
Repurchased	(279,564)	(3,253,369)	(444,544)	(5,231,581)
Net increase	94,196	$1,055,901	674,197	$7,846,678
Class 1 shares
Sold	688,514	$8,089,788	1,645,727	$19,241,558
Issued in reorganization (Note 8)	—	—	41,526,406	485,476,286
Distributions reinvested	3,271,737	37,003,342	1,668,370	19,503,241
Repurchased	(5,998,184)	(69,954,193)	(15,900,146)	(187,633,772)
Net increase (decrease)	(2,037,933)	$(24,861,063)	28,940,357	$336,587,313
Total net increase (decrease)	(1,985,326)	$(24,265,201)	29,725,686	$345,728,911

[1]	The inception date for Class I shares is 10-22-21.
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multi-Index 2065 Preservation Portfolio	Class I	100%
Multi-Index 2065 Preservation Portfolio	Class R2	100%
Multi-Index 2065 Preservation Portfolio	Class R4	100%
Multi-Index 2065 Preservation Portfolio	Class R6	99%
Multi-Index 2065 Preservation Portfolio	Class 1	100%
Multi-Index 2060 Preservation Portfolio	Class I	100%
Multi-Index 2060 Preservation Portfolio	Class R4	24%
Multi-Index 2060 Preservation Portfolio	Class 1	100%
Multi-Index 2055 Preservation Portfolio	Class I	100%
Multi-Index 2055 Preservation Portfolio	Class R4	90%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	57

Portfolio	Class	% by Class
Multi-Index 2055 Preservation Portfolio	Class 1	100%
Multi-Index 2050 Preservation Portfolio	Class I	100%
Multi-Index 2050 Preservation Portfolio	Class 1	100%
Multi-Index 2045 Preservation Portfolio	Class I	100%
Multi-Index 2045 Preservation Portfolio	Class R4	66%
Multi-Index 2045 Preservation Portfolio	Class 1	100%
Multi-Index 2040 Preservation Portfolio	Class I	100%
Multi-Index 2040 Preservation Portfolio	Class R4	19%
Multi-Index 2040 Preservation Portfolio	Class 1	100%
Multi-Index 2035 Preservation Portfolio	Class I	100%
Multi-Index 2035 Preservation Portfolio	Class R4	76%
Multi-Index 2035 Preservation Portfolio	Class 1	100%
Multi-Index 2030 Preservation Portfolio	Class I	100%
Multi-Index 2030 Preservation Portfolio	Class 1	100%
Multi-Index 2025 Preservation Portfolio	Class I	100%
Multi-Index 2025 Preservation Portfolio	Class R4	5%
Multi-Index 2025 Preservation Portfolio	Class 1	100%
Multi-Index Income Preservation Portfolio	Class I	100%
Multi-Index Income Preservation Portfolio	Class 1	100%
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class R1 was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio
Class R1 shares as Class R2 shares	October 23, 2020	$256,226	$52,618	$261,563	$391,256	$201,139	$51,032

Redesignation	Effective date	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Class R1 shares as Class R2 shares	October 23, 2020	$387,083	$152,751	$362,518
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2022:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multi-Index 2065 Preservation Portfolio	$892,943	$13,967,756	$115,476	$3,421,085
Multi-Index 2060 Preservation Portfolio	4,613,839	67,862,806	3,831,572	48,875,544
Multi-Index 2055 Preservation Portfolio	—	121,596,914	—	95,899,911
Multi-Index 2050 Preservation Portfolio	—	211,618,352	—	173,205,313
Multi-Index 2045 Preservation Portfolio	16,789,964	219,490,618	15,928,505	174,769,256
Multi-Index 2040 Preservation Portfolio	21,585,360	237,814,728	19,900,277	205,403,658
Multi-Index 2035 Preservation Portfolio	27,921,255	250,002,564	23,820,603	204,338,116
Multi-Index 2030 Preservation Portfolio	33,725,951	195,698,754	28,066,049	203,115,988
Multi-Index 2025 Preservation Portfolio	22,853,046	96,830,536	25,285,635	141,367,727
Multi-Index Income Preservation Portfolio	10,436,278	30,382,185	17,588,512	75,477,731
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2022, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index 2050 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	5.4%
Multi-Index 2045 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	6.2%
58	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index 2040 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.0%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.3%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	5.3%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Preservation Portfolio
Strategic Equity Allocation	940,725	$6,675,039	$8,640,310	$(1,797,072)	$(176,083)	$(2,034,677)	$145,409	$1,445,208	$11,307,517
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust*	—	—	$18,112,499	$(18,112,374)	$(125)	—	$2,674	—	—
Strategic Equity Allocation	9,787,189	$143,131,912	28,956,444	(26,377,369)	(12,196)	$(28,056,774)	1,940,528	$19,286,798	$117,642,017
					$(12,321)	$(28,056,774)	$1,943,202	$19,286,798	$117,642,017
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust*	341,468	$168,217	$43,758,438	$(40,509,547)	$(709)	$(1,207)	$5,414	$641	$3,415,192
Strategic Equity Allocation	17,623,196	265,329,191	45,563,880	(48,006,002)	47,042	(51,103,290)	3,529,109	35,075,620	211,830,821
					$46,333	$(51,104,497)	$3,534,523	$35,076,261	$215,246,013
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust*	495,690	$1,724,202	$117,532,948	$(114,295,033)	$(4,035)	$(438)	$12,905	$2,195	$4,957,644
Strategic Equity Allocation	31,246,969	478,615,489	76,409,469	(86,920,122)	3,158,136	(95,674,400)	6,443,059	64,037,216	375,588,572
					$3,154,101	$(95,674,838)	$6,455,964	$64,039,411	$380,546,216
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust*	1,880,063	—	$98,670,901	$(79,864,083)	$(2,175)	$(1,196)	$18,649	$11	$18,803,447
Strategic Equity Allocation	36,157,431	$553,670,171	87,294,934	(100,405,041)	2,848,108	(108,795,850)	7,354,458	73,095,558	434,612,322
					$2,845,933	$(108,797,046)	$7,373,107	$73,095,569	$453,415,769
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust*	2,301,615	$11,816,520	$23,840,449	$(12,626,835)	$(2,683)	$(7,847)	$43,915	$3,973	$23,019,604
Strategic Equity Allocation	40,477,531	635,292,981	101,521,442	(129,631,915)	4,722,429	(125,365,017)	8,442,168	83,906,247	486,539,920
					$4,719,746	$(125,372,864)	$8,486,083	$83,910,220	$509,559,524
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	59

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust*	4,508,841	—	$89,130,743	$(44,019,848)	$(8,331)	$(7,389)	$59,367	$6,253	$45,095,175
Strategic Equity Allocation	42,401,782	$665,291,518	106,999,235	(136,323,834)	7,717,983	(134,015,478)	8,869,859	88,157,051	509,669,424
					$7,709,652	$(134,022,867)	$8,929,226	$88,163,304	$554,764,599
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust*	10,001,106	$30,313,982	$240,142,171	$(170,396,306)	$(20,023)	$(13,766)	$124,459	$9,700	$100,026,058
Strategic Equity Allocation	30,653,856	503,784,688	81,535,794	(123,826,228)	12,299,476	(105,334,381)	6,605,564	65,652,341	368,459,349
					$12,279,453	$(105,348,147)	$6,730,023	$65,662,041	$468,485,407
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust*	8,954,072	$4,076,342	$301,141,671	$(215,654,074)	$(7,095)	$(2,691)	$58,935	$657	$89,554,153
Strategic Equity Allocation	12,554,031	229,575,337	39,424,674	(77,555,092)	10,440,853	(50,986,325)	2,972,086	29,539,406	150,899,447
					$10,433,758	$(50,989,016)	$3,031,021	$29,540,063	$240,453,600
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust*	10,958,839	$45,197,871	$156,304,043	$(91,862,536)	$(10,922)	$(23,625)	$111,838	$11,441	$109,604,831
Strategic Equity Allocation	2,620,815	43,251,927	9,135,442	(13,064,378)	1,398,757	(9,219,552)	557,355	5,539,524	31,502,196
					$1,387,835	$(9,243,177)	$669,193	$5,550,965	$141,107,027

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Reorganization
Multi-Index Income Preservation Portfolio. On June 25, 2020, the Board of Trustees of John Hancock Funds II (the Trust), voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Multi-Index 2020 Preservation Portfolio (the Acquired Portfolio) and Multi-Index Income Preservation Portfolio (the Acquiring Portfolio), both series of the Trust, with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to substantially all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to merge similar funds for investors that are in or near retirement and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by both the Acquired Portfolio and Acquiring Portfolio in proportion to each portfolio’s net assets. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 16, 2020. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Multi-Index Income Preservation Portfolio	Multi-Index 2020 Preservation Portfolio	$494,126,426	$34,274,983	43,656,609	42,266,560	$296,498,872	$790,625,298
See Note 5 for capital shares issued in connection with the above referenced reorganizations.
60	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	61

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
62	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071544	RCPSA 2/22
4/22

Semiannual report
John Hancock
Multi-Index Lifestyle Portfolios
Asset allocation
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. and international stock markets largely posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
The global bond markets continued to decline as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. The conflict between Russia and Ukraine halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Index Lifestyle Portfolios

2	Multi-Index Lifestyle Portfolios at a glance
5	Multi-Index Lifestyle Aggressive Portfolio
6	Multi-Index Lifestyle Growth Portfolio
7	Multi-Index Lifestyle Balanced Portfolio
8	Multi-Index Lifestyle Moderate Portfolio
9	Multi-Index Lifestyle Conservative Portfolio
10	Your expenses
12	Portfolios’ investments
16	Financial statements
20	Financial highlights
25	Notes to financial statements
35	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	1

Multi-Index Lifestyle Portfolios at a glance
PORTFOLIO ALLOCATION AS OF 2/28/2022 (% of total investments)

Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
2	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

Multi-Index Lifestyle Aggressive Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Balanced Portfolio
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

Multi-Index Lifestyle Moderate Portfolio
Multi-Index Lifestyle Conservative Portfolio
Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index Lifestyle Aggressive Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Lifestyle Aggressive Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Aggressive Target Allocation Index which seeks 92.5% exposure to global equity markets from a diversified mix of stocks and bonds..
Index 2 is the John Hancock Lifestyle Aggressive Index which comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JP Morgan EMBI Global Index, and 4.0% of the ICE Bank of America Long U.S. STRIPS Index.
Index 3 is the S&P 500 Index which tracks the performance of 500 of the largest publicly traded companies in the United States.
Index 4 is the MSCI Europe, Australasia, and Far East (EAFE) Index which tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
Index 5 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	55.4
Equity	55.4
Large blend	55.4
Unaffiliated investment companies	40.0
Equity	39.3
Fixed income	0.7
U.S. Government	0.9
Short-term investments	3.7
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13
Average annual total returns
1 year	1.98	7.61	7.66	8.76	8.07	16.39	2.83	8.41
5 year	9.71	10.95	10.89	12.13	11.80	15.17	7.16	12.47
Since inception	8.49	9.25	9.21	10.21	9.95	13.34	4.30	10.31
Cumulative returns
6-months	-9.40	-4.43	-4.47	-4.75	-4.04	-2.62	-6.78	-5.03
5 year	58.90	68.10	67.68	77.24	74.65	102.66	41.31	79.94
Since inception	94.50	105.96	105.40	121.22	116.96	178.15	41.08	122.86
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%. Sales charges are not applicable to Class R6 and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R6	Class 1
Gross (%)	1.03	0.63	0.67
Net (%)	1.03	0.63	0.67
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	5

Multi-Index Lifestyle Growth Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Lifestyle Growth Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderately Aggressive Target Allocation Index which seeks 77.5% exposure to global equity markets from a diversified mix of stocks and bonds..
Index 2 is the John Hancock Lifestyle Growth Index which comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JP Morgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index which tracks the performance of 500 of the largest publicly traded companies in the United States.
Index 4 is the Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
Index 5 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg U.S. Aggregate Bond Index, and 4% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	40.8
Equity	40.8
Large blend	40.8
Unaffiliated investment companies	46.7
Equity	32.8
Fixed income	13.9
U.S. Government	3.6
Short-term investments	8.9
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13
Average annual total returns
1 year	0.50	6.11	6.09	6.69	6.63	16.39	-2.64	6.34
5 year	8.24	9.47	9.43	10.57	10.56	15.17	2.71	10.73
Since inception	7.38	8.13	8.09	9.00	9.02	13.34	2.89	9.03
Cumulative returns
6-months	-9.23	-4.37	-4.34	-4.62	-3.92	-2.62	-4.07	-4.74
5 year	48.60	57.19	56.91	65.24	65.18	102.66	14.30	66.44
Since inception	78.81	89.28	88.82	102.09	102.47	178.15	26.21	102.62
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%. Sales charges are not applicable to Class R6 and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R6	Class 1
Gross (%)	1.03	0.63	0.67
Net (%)	1.03	0.63	0.67
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
6	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index Lifestyle Balanced Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Lifestyle Balanced Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderate Target Allocation Index which seeks 60% exposure to global equity markets from a diversified mix of stocks and bonds..
Index 2 is the John Hancock Lifestyle Balanced Index which comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JP Morgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
Index 3 is the Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
Index 4 is the S&P 500 Index which tracks the performance of 500 of the largest publicly traded companies in the United States.
Index 5 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg U.S. Aggregate Bond Index, and 8% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	28.9
Equity	28.9
Large blend	28.9
Unaffiliated investment companies	52.0
Fixed income	27.1
Equity	24.9
U.S. Government	7.1
Short-term investments	12.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13
Average annual total returns
1 year	-0.90	4.63	4.59	5.23	4.81	-2.64	16.39	4.27
5 year	6.70	7.90	7.86	9.10	8.96	2.71	15.17	8.92
Since inception	6.17	6.91	6.88	7.93	7.90	2.89	13.34	7.69
Cumulative returns
6-months	-9.22	-4.24	-4.18	-4.24	-3.82	-4.07	-2.62	-4.47
5 year	38.29	46.29	46.01	54.54	53.58	14.30	102.66	53.31
Since inception	63.05	72.57	72.20	86.57	86.05	26.21	178.15	83.18
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%. Sales charges are not applicable to Class R6 and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R6	Class 1
Gross (%)	1.04	0.64	0.68
Net (%)	1.04	0.64	0.68
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	7

Multi-Index Lifestyle Moderate Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Lifestyle Moderate Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderately Conservative Target Allocation Index which seeks 40% exposure to global equity markets from a diversified mix of stocks and bonds..
Index 2 is the John Hancock Lifestyle Moderate Index which comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JP Morgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
Index 3 is the Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
Index 4 is the S&P 500 Index which tracks the performance of 500 of the largest publicly traded companies in the United States.
Index 5 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg U.S. Aggregate Bond Index, and 12% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	16.7
Equity	16.7
Large blend	16.7
Unaffiliated investment companies	54.3
Fixed income	38.9
Equity	15.4
U.S. Government	6.5
Short-term investments	22.5
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13
Average annual total returns
1 year	-2.97	2.55	2.52	2.39	2.71	-2.64	16.39	2.20
5 year	4.91	6.09	6.07	6.73	7.03	2.71	15.17	7.05
Since inception	4.74	5.48	5.45	6.02	6.37	2.89	13.34	6.30
Cumulative returns
6-months	-9.18	-4.19	-4.21	-4.19	-3.69	-4.07	-2.62	-4.24
5 year	27.10	34.36	34.25	38.51	40.45	14.30	102.66	40.61
Since inception	45.96	54.58	54.27	61.21	65.60	26.21	178.15	64.68
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%. Sales charges are not applicable to Class R6 and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R6	Class 1
Gross (%)	1.08	0.68	0.72
Net (%)	1.07	0.67	0.71
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
8	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index Lifestyle Conservative Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Lifestyle Conservative Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Conservative Target Allocation Index which seeks 22.5% exposure to global equity markets from a diversified mix of stocks and bonds..
Index 2 is the John Hancock Lifestyle Conservative Index which comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JP Morgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
Index 3 is the Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
Index 4 is the S&P 500 Index which tracks the performance of 500 of the largest publicly traded companies in the United States.
Index 5 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg U.S. Aggregate Bond Index, and 16% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	7.4
Equity	7.4
Large blend	7.4
Unaffiliated investment companies	66.1
Fixed income	56.2
Equity	9.9
U.S. Government	7.3
Short-term investments	19.2
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13	12-30-13
Average annual total returns
1 year	-5.28	0.13	0.01	0.55	0.50	-2.64	16.39	0.12
5 year	3.20	4.38	4.32	4.96	4.97	2.71	15.17	5.13
Since inception	3.45	4.17	4.14	4.61	4.66	2.89	13.34	4.85
Cumulative returns
6-months	-9.13	-4.14	-4.24	-3.97	-3.62	-4.07	-2.62	-4.03
5 year	17.07	23.89	23.56	27.39	27.47	14.30	102.66	28.42
Since inception	31.87	39.65	39.26	44.45	45.01	26.21	178.15	47.23
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%. Sales charges are not applicable to Class R6 and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R6	Class 1
Gross (%)	1.10	0.70	0.74
Net (%)	1.07	0.67	0.71
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	9

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2021 through February 28, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multi-Index Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$953.80	$3.15	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class R6	Actual expenses/actual returns	1,000.00	955.70	1.21	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class 1	Actual expenses/actual returns	1,000.00	955.30	1.41	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Multi-Index Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$955.20	$3.39	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class R6	Actual expenses/actual returns	1,000.00	956.30	1.46	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Class 1	Actual expenses/actual returns	1,000.00	956.60	1.65	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Multi-Index Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$955.50	$3.73	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class R6	Actual expenses/actual returns	1,000.00	957.60	1.75	0.36%
	Hypothetical example	1,000.00	1,023.00	1.81	0.36%
Class 1	Actual expenses/actual returns	1,000.00	958.20	1.94	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
10	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multi-Index Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$956.00	$4.07	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class R6	Actual expenses/actual returns	1,000.00	958.10	2.14	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
Class 1	Actual expenses/actual returns	1,000.00	957.90	2.33	0.48%
	Hypothetical example	1,000.00	1,022.40	2.41	0.48%
Multi-Index Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$956.50	$4.41	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class R6	Actual expenses/actual returns	1,000.00	958.60	2.43	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class 1	Actual expenses/actual returns	1,000.00	957.60	2.67	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	11

Portfolios’ investments
MULTI-INDEX LIFESTYLE AGGRESSIVE PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.6%
Equity - 57.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,755,184	$285,537,310

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $286,934,199)		$285,537,310
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
Equity - 40.9%
Fidelity Mid Cap Index Fund	2,314,312	68,087,065
Fidelity Small Cap Index Fund	1,522,058	38,340,649
Financial Select Sector SPDR Fund	192,954	7,432,588
iShares Global Infrastructure ETF	47,223	2,274,260
iShares MSCI Global Min Vol Factor ETF	84,070	8,513,769
Vanguard Dividend Appreciation ETF	40,613	6,420,103
Vanguard Energy ETF	70,714	6,931,386
Vanguard FTSE All World ex-US Small-Cap ETF (C)	39,326	4,865,806
Vanguard FTSE Emerging Markets ETF (C)	378,729	18,110,821
Vanguard Global ex-U.S. Real Estate ETF	43,117	2,230,442
Vanguard Health Care ETF (C)	31,131	7,562,965
Vanguard Information Technology ETF	9,465	3,823,008
Vanguard Materials ETF	24,537	4,517,998
Vanguard Real Estate ETF	66,036	6,771,331
Vanguard S&P 500 ETF	41,780	16,768,821
Fixed income - 0.8%
Vanguard Emerging Markets Government Bond ETF	34,765	2,473,530
Xtrackers USD High Yield Corporate Bond ETF (C)	32,572	1,248,159

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $188,815,452)		$206,372,701
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$911,000	481,168
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	2,600,000	1,448,637
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	3,606,000	1,933,540
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	1,712,000	958,920

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,696,242)		$4,822,265
SHORT-TERM INVESTMENTS - 3.8%
Short-term funds - 3.8%
John Hancock Collateral Trust, 0.0896% (D)(E)	1,882,184	18,824,668
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	126,304	126,304

TOTAL SHORT-TERM INVESTMENTS (Cost $18,951,831)		$18,950,972
Total investments (Cost $499,397,724) - 104.1%		$515,683,248
Other assets and liabilities, net - (4.1%)		(20,100,680)
TOTAL NET ASSETS - 100.0%		$495,582,568
MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.9%
Equity - 44.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	40,718,115	$489,431,743

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $486,489,905)		$489,431,743
UNAFFILIATED INVESTMENT COMPANIES - 51.4%
Equity - 36.2%
Fidelity Mid Cap Index Fund	4,121,401	121,251,609
Fidelity Small Cap Index Fund	2,786,878	70,201,453
Financial Select Sector SPDR Fund	356,533	13,733,651
iShares Global Infrastructure ETF	83,464	4,019,626
iShares MSCI Global Min Vol Factor ETF	401,595	40,669,526
Vanguard Dividend Appreciation ETF	180,387	28,515,577
Vanguard Energy ETF	124,984	12,250,932
Vanguard FTSE All World ex-US Small-Cap ETF (C)	44,495	5,505,366
Vanguard FTSE Developed Markets ETF	114,946	5,493,269
Vanguard FTSE Emerging Markets ETF (C)	598,998	28,644,084
Vanguard Global ex-U.S. Real Estate ETF	75,699	3,915,909
Vanguard Health Care ETF (C)	57,135	13,880,377
Vanguard Information Technology ETF	18,096	7,309,155
Vanguard Materials ETF (C)	43,367	7,985,166
Vanguard Real Estate ETF	116,582	11,954,318
Vanguard S&P 500 ETF	45,597	18,300,812
Fixed income - 15.2%
Invesco Senior Loan ETF (C)	1,457,111	31,721,306
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	175,717	4,775,988
Vanguard Emerging Markets Government Bond ETF	363,394	25,855,483
Vanguard Intermediate-Term Corporate Bond ETF	440,292	39,172,779
Vanguard Short-Term Bond ETF (C)	37,371	2,970,995
Vanguard Short-Term Corporate Bond ETF (C)	79,615	6,339,742
Vanguard Total Bond Market ETF	332,203	27,214,070
Xtrackers USD High Yield Corporate Bond ETF (C)	726,758	27,849,367

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $521,682,436)		$559,530,560
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$6,602,801	7,024,890
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	8,015,590	8,526,114
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,189,283	4,469,523
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	4,468,000	2,359,891
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	12,755,000	7,106,678
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	17,694,000	9,487,534
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	8,397,000	4,703,301
12	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,412,153)		$43,677,931
SHORT-TERM INVESTMENTS - 9.8%
Short-term funds - 9.8%
John Hancock Collateral Trust, 0.0896% (D)(E)	10,538,137	$105,397,174
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	984,771	984,771

TOTAL SHORT-TERM INVESTMENTS (Cost $106,390,331)		$106,381,945
Total investments (Cost $1,157,974,825) - 110.1%		$1,199,022,179
Other assets and liabilities, net - (10.1%)		(109,515,713)
TOTAL NET ASSETS - 100.0%		$1,089,506,466
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.0%
Equity - 33.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,646,070	$356,345,763

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $344,624,016)		$356,345,763
UNAFFILIATED INVESTMENT COMPANIES - 59.3%
Equity - 28.4%
Fidelity Mid Cap Index Fund	2,958,141	87,028,499
Fidelity Small Cap Index Fund	2,050,754	51,658,495
Financial Select Sector SPDR Fund	281,869	10,857,594
iShares Global Infrastructure ETF	62,507	3,010,337
iShares MSCI Global Min Vol Factor ETF	485,649	49,181,674
Vanguard Dividend Appreciation ETF	216,103	34,161,562
Vanguard Energy ETF (C)	93,657	9,180,259
Vanguard FTSE Developed Markets ETF	113,123	5,406,148
Vanguard FTSE Emerging Markets ETF	356,301	17,038,314
Vanguard Global ex-U.S. Real Estate ETF	56,377	2,916,382
Vanguard Health Care ETF (C)	45,871	11,143,901
Vanguard Information Technology ETF	13,686	5,527,912
Vanguard Materials ETF	32,281	5,943,901
Vanguard Real Estate ETF	86,388	8,858,226
Vanguard S&P 500 ETF	12,259	4,920,272
Fixed income - 30.9%
Invesco Senior Loan ETF (C)	2,786,950	60,671,902
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	334,885	9,102,174
Vanguard Emerging Markets Government Bond ETF	698,927	49,728,656
Vanguard Intermediate-Term Corporate Bond ETF	937,655	83,423,165
Vanguard Short-Term Bond ETF (C)	83,875	6,668,063
Vanguard Short-Term Corporate Bond ETF (C)	220,827	17,584,454
Vanguard Total Bond Market ETF	651,328	53,356,790
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Xtrackers USD High Yield Corporate Bond ETF (C)	1,402,863	$53,757,710

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $614,644,183)		$641,126,390
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$13,081,154	13,917,377
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	15,881,164	16,892,657
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	8,247,817	8,799,551
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	9,040,000	4,774,712
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	25,792,000	14,370,478
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	35,787,000	19,189,013
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	16,984,000	9,513,024

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $86,923,629)		$87,456,812
SHORT-TERM INVESTMENTS - 13.7%
Short-term funds - 13.7%
John Hancock Collateral Trust, 0.0896% (D)(E)	14,653,119	146,553,169
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	1,114,227	1,114,227

TOTAL SHORT-TERM INVESTMENTS (Cost $147,680,142)		$147,667,396
Total investments (Cost $1,193,871,970) - 114.1%		$1,232,596,361
Other assets and liabilities, net - (14.1%)		(152,406,841)
TOTAL NET ASSETS - 100.0%		$1,080,189,520
MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 21.6%
Equity - 21.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,777,868	$69,449,977

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $66,755,115)		$69,449,977
UNAFFILIATED INVESTMENT COMPANIES - 70.3%
Equity - 20.0%
Fidelity Mid Cap Index Fund	573,283	16,865,978
Fidelity Small Cap Index Fund	362,304	9,126,430
iShares Global Infrastructure ETF	12,245	589,719
iShares MSCI Global Min Vol Factor ETF	164,467	16,655,573
Vanguard Dividend Appreciation ETF	73,302	11,587,580
Vanguard Energy ETF	18,430	1,806,509
Vanguard FTSE Developed Markets ETF	35,694	1,705,816
Vanguard FTSE Emerging Markets ETF	24,892	1,190,335
Vanguard Global ex-U.S. Real Estate ETF	11,139	576,220
Vanguard Materials ETF	6,314	1,162,597
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	13

MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Real Estate ETF	16,887	$1,731,593
Vanguard S&P 500 ETF	2,979	1,195,651
Fixed income - 50.3%
Invesco Senior Loan ETF (C)	1,120,010	24,382,618
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	136,122	3,699,796
Vanguard Emerging Markets Government Bond ETF	280,994	19,992,723
Vanguard Intermediate-Term Corporate Bond ETF (C)	545,623	48,544,078
Vanguard Short-Term Bond ETF (C)	25,008	1,988,136
Vanguard Short-Term Corporate Bond ETF (C)	111,624	8,888,619
Vanguard Total Bond Market ETF	401,391	32,881,951
Xtrackers USD High Yield Corporate Bond ETF (C)	558,667	21,408,119

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $223,192,058)		$225,980,041
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$5,810,324	6,181,753
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	7,052,899	7,502,108
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,645,027	3,888,859
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	1,768,000	933,815
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	5,058,000	2,818,156
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	7,018,000	3,763,056
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	3,331,000	1,865,749

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $27,041,941)		$26,953,496
SHORT-TERM INVESTMENTS - 29.1%
Short-term funds - 29.1%
John Hancock Collateral Trust, 0.0896% (D)(E)	9,337,258	93,386,590
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	213,430	213,430

TOTAL SHORT-TERM INVESTMENTS (Cost $93,609,350)		$93,600,020
Total investments (Cost $410,598,464) - 129.4%		$415,983,534
Other assets and liabilities, net - (29.4%)		(94,558,091)
TOTAL NET ASSETS - 100.0%		$321,425,443
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 9.1%
Equity - 9.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,967,297	$23,646,910
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $22,720,559)		$23,646,910
UNAFFILIATED INVESTMENT COMPANIES - 81.8%
Equity - 12.2%
Fidelity Mid Cap Index Fund	227,728	$6,699,753
Fidelity Small Cap Index Fund	180,963	4,558,465
iShares MSCI Global Min Vol Factor ETF	67,963	6,882,613
Vanguard Dividend Appreciation ETF (C)	30,323	4,793,460
Vanguard FTSE Developed Markets ETF	60,881	2,909,503
Vanguard FTSE Emerging Markets ETF	23,914	1,143,567
Vanguard S&P 500 ETF	11,865	4,762,136
Fixed income - 69.6%
Invesco Senior Loan ETF (C)	1,168,332	25,434,588
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	140,179	3,810,065
Vanguard Emerging Markets Government Bond ETF	292,620	20,819,913
Vanguard Intermediate-Term Corporate Bond ETF	627,294	55,810,346
Vanguard Short-Term Bond ETF (C)	37,512	2,982,204
Vanguard Short-Term Corporate Bond ETF (C)	120,401	9,587,532
Vanguard Total Bond Market ETF	489,841	40,127,775
Xtrackers USD High Yield Corporate Bond ETF (C)	575,024	22,034,920

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $215,254,079)		$212,356,840
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
U.S. Government - 9.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$7,684,092	8,175,303
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	9,326,879	9,920,921
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,915,312	5,244,119

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,753,817)		$23,340,343
SHORT-TERM INVESTMENTS - 23.8%
Short-term funds - 23.8%
John Hancock Collateral Trust, 0.0896% (D)(E)	6,181,263	61,821,901
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	1,054	1,054

TOTAL SHORT-TERM INVESTMENTS (Cost $61,826,222)		$61,822,955
Total investments (Cost $323,554,677) - 123.7%		$321,167,048
Other assets and liabilities, net - (23.7%)		(61,521,703)
TOTAL NET ASSETS - 100.0%		$259,645,345
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
14	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-28-22.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	15

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Moderate Portfolio	Multi-Index Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$211,321,270	$604,193,262	$729,697,429	$253,146,967	$235,698,237
Affiliated investments, at value	304,361,978	594,828,917	502,898,932	162,836,567	85,468,811
Total investments, at value	515,683,248	1,199,022,179	1,232,596,361	415,983,534	321,167,048
Dividends and interest receivable	10	6,778	13,400	5,940	7,905
Receivable for fund shares sold	238,084	305,604	237,885	435,313	1,050,656
Receivable for investments sold	1,293,794	3,889,815	936,008	111,248	634,084
Receivable for securities lending income	3,392	37,683	68,163	33,843	24,921
Receivable from affiliates	—	—	—	1,145	1,401
Other assets	30,667	53,057	58,389	26,345	32,753
Total assets	517,249,195	1,203,315,116	1,233,910,206	416,597,368	322,918,768
Liabilities
Due to custodian	117	—	—	—	590,865
Payable for investments purchased	179,994	1,108,474	1,235,561	336,967	779
Payable for fund shares repurchased	2,578,455	7,165,345	5,777,749	1,353,049	777,873
Payable upon return of securities loaned	18,825,385	105,422,252	146,593,670	93,406,990	61,831,886
Payable to affiliates
Accounting and legal services fees	17,711	39,366	38,715	11,323	8,912
Transfer agent fees	2,866	5,568	7,314	3,170	3,179
Trustees’ fees	144	330	330	94	74
Other liabilities and accrued expenses	61,955	67,315	67,347	60,332	59,855
Total liabilities	21,666,627	113,808,650	153,720,686	95,171,925	63,273,423
Net assets	$495,582,568	$1,089,506,466	$1,080,189,520	$321,425,443	$259,645,345
Net assets consist of
Paid-in capital	$436,054,927	$967,718,688	$987,092,251	$309,530,028	$260,521,744
Total distributable earnings (loss)	59,527,641	121,787,778	93,097,269	11,895,415	(876,399)
Net assets	$495,582,568	$1,089,506,466	$1,080,189,520	$321,425,443	$259,645,345
Unaffiliated investments, at cost	$193,637,998	$566,079,360	$702,682,039	$250,447,429	$239,008,950
Affiliated investments, at cost	305,759,726	591,895,465	491,189,931	160,151,035	84,545,727
Total investments, at cost	499,397,724	1,157,974,825	1,193,871,970	410,598,464	323,554,677
Securities loaned, at value	$18,168,889	$104,730,205	$143,386,368	$92,404,654	$64,548,795
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$34,038,089	$66,647,756	$89,128,780	$39,074,954	$38,843,442
Shares outstanding	2,557,921	5,171,641	7,395,360	3,454,059	3,652,224
Net asset value and redemption price per share	$13.31	$12.89	$12.05	$11.31	$10.64
Class R6
Net assets	$13,945,757	$21,131,499	$17,349,422	$4,745,508	$2,623,788
Shares outstanding	1,047,872	1,637,703	1,439,935	419,219	246,436
Net asset value, offering price and redemption price per share	$13.31	$12.90	$12.05	$11.32	$10.65
Class 1
Net assets	$447,598,722	$1,001,727,211	$973,711,318	$277,604,981	$218,178,115
Shares outstanding	33,660,547	77,778,277	80,833,342	24,527,219	20,501,217
Net asset value, offering price and redemption price per share	$13.30	$12.88	$12.05	$11.32	$10.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.01	$13.57	$12.68	$11.91	$11.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Moderate Portfolio	Multi-Index Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$4,666,876	$8,115,644	$5,881,658	$1,115,367	$366,235
Dividends from unaffiliated investments	1,909,766	6,283,951	7,879,028	2,854,111	2,678,121
Interest	53,422	767,742	1,530,670	533,177	559,589
Securities lending	18,429	103,288	182,538	68,793	62,337
Total investment income	6,648,493	15,270,625	15,473,894	4,571,448	3,666,282
Expenses
Investment management fees	506,370	1,492,257	1,799,563	612,814	557,386
Distribution and service fees	150,696	333,466	346,426	111,581	93,541
Accounting and legal services fees	31,964	71,380	70,071	20,298	15,864
Transfer agent fees	12,648	25,869	33,299	14,709	14,192
Trustees’ fees	3,613	7,975	7,842	2,194	1,703
Custodian fees	15,154	15,154	15,154	15,154	15,154
State registration fees	16,152	17,791	23,306	16,821	25,146
Printing and postage	7,165	7,465	7,503	7,064	7,034
Professional fees	23,102	30,615	30,425	20,852	20,017
Other	13,069	20,248	18,357	7,838	7,463
Total expenses	779,933	2,022,220	2,351,946	829,325	757,500
Less expense reductions	—	—	—	(9,641)	(29,338)
Net expenses	779,933	2,022,220	2,351,946	819,684	728,162
Net investment income	5,868,560	13,248,405	13,121,948	3,751,764	2,938,120
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	19,475,963	36,454,930	25,860,455	3,118,021	447,785
Affiliated investments	(1,857,771)	(3,405,479)	(1,317,446)	337,784	233,963
Capital gain distributions received from unaffiliated investments	—	331,288	694,374	389,900	436,230
Capital gain distributions received from affiliated investments	46,384,816	80,668,786	58,472,098	11,093,728	3,644,522
	64,003,008	114,049,525	83,709,481	14,939,433	4,762,500
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(27,537,377)	(63,632,378)	(61,577,020)	(16,287,734)	(13,252,070)
Affiliated investments	(65,915,398)	(113,895,771)	(83,571,279)	(16,442,694)	(5,531,442)
	(93,452,775)	(177,528,149)	(145,148,299)	(32,730,428)	(18,783,512)
Net realized and unrealized loss	(29,449,767)	(63,478,624)	(61,438,818)	(17,790,995)	(14,021,012)
Decrease in net assets from operations	$(23,581,207)	$(50,230,219)	$(48,316,870)	$(14,039,231)	$(11,082,892)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	17

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index Lifestyle Aggressive Portfolio		Multi-Index Lifestyle Growth Portfolio		Multi-Index Lifestyle Balanced Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$5,868,560	$5,281,838	$13,248,405	$14,816,245	$13,121,948	$17,567,772
Net realized gain	64,003,008	25,217,999	114,049,525	44,772,287	83,709,481	43,105,963
Change in net unrealized appreciation (depreciation)	(93,452,775)	83,443,130	(177,528,149)	158,977,113	(145,148,299)	114,537,643
Increase (decrease) in net assets resulting from operations	(23,581,207)	113,942,967	(50,230,219)	218,565,645	(48,316,870)	175,211,378
Distributions to shareholders
From earnings
Class A	(2,003,659)	—	(3,383,549)	—	(3,906,338)	(17,552)
Class R6	(935,046)	(336,585)	(1,385,322)	(493,679)	(1,033,599)	(429,403)
Class 1	(35,035,864)	(13,569,816)	(67,301,517)	(34,640,697)	(59,284,065)	(37,908,349)
Total distributions	(37,974,569)	(13,906,401)	(72,070,388)	(35,134,376)	(64,224,002)	(38,355,304)
Portfolio share transactions
From portfolio share transactions	47,827,525	22,556,214	74,787,620	58,998,201	72,072,536	45,876,197
Total increase (decrease)	(13,728,251)	122,592,780	(47,512,987)	242,429,470	(40,468,336)	182,732,271
Net assets
Beginning of period	509,310,819	386,718,039	1,137,019,453	894,589,983	1,120,657,856	937,925,585
End of period	$495,582,568	$509,310,819	$1,089,506,466	$1,137,019,453	$1,080,189,520	$1,120,657,856
18	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multi-Index Lifestyle Moderate Portfolio		Multi-Index Lifestyle Conservative Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,751,764	$5,403,488	$2,938,120	$4,677,348
Net realized gain	14,939,433	8,703,940	4,762,500	7,774,262
Change in net unrealized appreciation (depreciation)	(32,730,428)	20,011,839	(18,783,512)	3,290,349
Increase (decrease) in net assets resulting from operations	(14,039,231)	34,119,267	(11,082,892)	15,741,959
Distributions to shareholders
From earnings
Class A	(1,366,771)	(11,070)	(1,151,458)	(10,503)
Class R6	(214,705)	(88,045)	(120,447)	(60,430)
Class 1	(12,795,246)	(10,810,460)	(9,540,322)	(7,170,640)
Total distributions	(14,376,722)	(10,909,575)	(10,812,227)	(7,241,573)
Portfolio share transactions
From portfolio share transactions	31,448,908	36,761,600	37,994,801	34,369,425
Total increase	3,032,955	59,971,292	16,099,682	42,869,811
Net assets
Beginning of period	318,392,488	258,421,196	243,545,663	200,675,852
End of period	$321,425,443	$318,392,488	$259,645,345	$243,545,663
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	19

Financial highlights
Multi-Index Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Aggressive Portfolio
Class A
02-28-2022[5]	14.98	0.16	(0.78)	(0.62)	(0.14)	(0.91)	(1.05)	13.31	(4.62)[6,7]	0.65[8]	0.65[8]	1.33[8]	34	26
08-31-2021[9]	14.31	(0.02)	0.69	0.67	—	—	—	14.98	4.68[6,7]	0.65[8]	0.65[8]	(0.30)[8]	9	17
Class R6
02-28-2022[5]	15.01	0.17	(0.76)	(0.59)	(0.20)	(0.91)	(1.11)	13.31	(4.43)[6]	0.25[8]	0.25[8]	1.36[8]	14	26
08-31-2021	11.94	0.17	3.34	3.51	(0.17)	(0.27)	(0.44)	15.01	30.02	0.25	0.25	1.22	12	17
08-31-2020	11.57	0.16	1.32	1.48	(0.23)	(0.88)	(1.11)	11.94	13.00	0.26	0.26	1.48	8	21
08-31-2019	13.12	0.19	(0.50)	(0.31)	(0.20)	(1.04)	(1.24)	11.57	(0.88)	0.25	0.25	1.62	4	14
08-31-2018	12.31	0.12	1.42	1.54	(0.21)	(0.52)	(0.73)	13.12	12.73	0.26	0.25	0.93	4	15
08-31-2017	10.94	0.18	1.54	1.72	(0.19)	(0.16)	(0.35)	12.31	16.07	0.27	0.25	1.57	—[10]	13
Class 1
02-28-2022[5]	15.00	0.17	(0.76)	(0.59)	(0.20)	(0.91)	(1.11)	13.30	(4.47)[6]	0.29[8]	0.29[8]	1.36[8]	448	26
08-31-2021	11.93	0.16	3.35	3.51	(0.17)	(0.27)	(0.44)	15.00	30.00	0.29	0.29	1.20	489	17
08-31-2020	11.56	0.21	1.27	1.48	(0.23)	(0.88)	(1.11)	11.93	12.98	0.30	0.29	1.90	379	21
08-31-2019	13.12	0.19	(0.51)	(0.32)	(0.20)	(1.04)	(1.24)	11.56	(1.01)	0.29	0.29	1.61	336	14
08-31-2018	12.31	0.19	1.34	1.53	(0.20)	(0.52)	(0.72)	13.12	12.69	0.29	0.29	1.52	324	15
08-31-2017	10.94	0.16	1.55	1.71	(0.18)	(0.16)	(0.34)	12.31	16.04	0.31	0.29	1.37	245	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $500,000.
20	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Growth Portfolio
Class A
02-28-2022[5]	14.32	0.15	(0.74)	(0.59)	(0.16)	(0.68)	(0.84)	12.89	(4.48)[6,7]	0.70[8]	0.70[8]	1.40[8]	67	22
08-31-2021[9]	13.73	—	0.59	0.59	—	—	—	14.32	4.30[6,7]	0.70[8]	0.70[8]	0.06[8]	20	22
Class R6
02-28-2022[5]	14.37	0.17	(0.74)	(0.57)	(0.22)	(0.68)	(0.90)	12.90	(4.37)[6]	0.30[8]	0.30[8]	1.65[8]	21	22
08-31-2021	11.97	0.19	2.68	2.87	(0.20)	(0.27)	(0.47)	14.37	24.56	0.30	0.30	1.43	21	22
08-31-2020	11.56	0.23	1.11	1.34	(0.26)	(0.67)	(0.93)	11.97	11.88	0.31	0.31	2.07	7	32
08-31-2019	12.56	0.23	(0.21)	0.02	(0.23)	(0.79)	(1.02)	11.56	1.30	0.30	0.30	1.99	6	13
08-31-2018	12.02	0.17	1.00	1.17	(0.22)	(0.41)	(0.63)	12.56	9.85	0.30	0.30	1.44	5	16
08-31-2017	10.97	0.22	1.15	1.37	(0.20)	(0.12)	(0.32)	12.02	12.82	0.31	0.31	1.90	1	15
Class 1
02-28-2022[5]	14.34	0.16	(0.72)	(0.56)	(0.22)	(0.68)	(0.90)	12.88	(4.34)[6]	0.34[8]	0.34[8]	1.60[8]	1,002	22
08-31-2021	11.95	0.19	2.67	2.86	(0.20)	(0.27)	(0.47)	14.34	24.48	0.34	0.34	1.48	1,096	22
08-31-2020	11.54	0.24	1.10	1.34	(0.26)	(0.67)	(0.93)	11.95	11.86	0.34	0.34	2.10	887	32
08-31-2019	12.54	0.22	(0.20)	0.02	(0.23)	(0.79)	(1.02)	11.54	1.27	0.34	0.34	1.96	823	13
08-31-2018	12.01	0.22	0.93	1.15	(0.21)	(0.41)	(0.62)	12.54	9.75	0.34	0.34	1.83	756	16
08-31-2017	10.96	0.19	1.18	1.37	(0.20)	(0.12)	(0.32)	12.01	12.78	0.34	0.34	1.67	611	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	21

Financial highlights continued
Multi-Index Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Balanced Portfolio
Class A
02-28-2022[5]	13.33	0.13	(0.68)	(0.55)	(0.15)	(0.58)	(0.73)	12.05	(4.45)[6,7]	0.77[8]	0.77[8]	1.55[8]	89	18
08-31-2021[9]	12.84	0.02	0.50	0.52	(0.03)	—	(0.03)	13.33	4.06[6,7]	0.76[8]	0.76[8]	0.55[8]	28	32
Class R6
02-28-2022[5]	13.33	0.16	(0.68)	(0.52)	(0.18)	(0.58)	(0.76)	12.05	(4.24)[6]	0.36[8]	0.36[8]	1.88[8]	17	18
08-31-2021	11.66	0.21	1.94	2.15	(0.22)	(0.26)	(0.48)	13.33	18.91	0.36	0.36	1.69	19	32
08-31-2020	11.26	0.25	0.90	1.15	(0.27)	(0.48)	(0.75)	11.66	10.50	0.37	0.37	2.23	7	42
08-31-2019	11.79	0.26	0.03	0.29	(0.26)	(0.56)	(0.82)	11.26	3.26	0.36	0.36	2.32	6	21
08-31-2018	11.48	0.21	0.63	0.84	(0.24)	(0.29)	(0.53)	11.79	7.38	0.36	0.36	1.86	5	17
08-31-2017	10.78	0.23	0.80	1.03	(0.23)	(0.10)	(0.33)	11.48	9.79	0.36	0.36	2.14	—[10]	22
Class 1
02-28-2022[5]	13.32	0.15	(0.66)	(0.51)	(0.18)	(0.58)	(0.76)	12.05	(4.18)[6]	0.40[8]	0.40[8]	1.84[8]	974	18
08-31-2021	11.65	0.22	1.93	2.15	(0.22)	(0.26)	(0.48)	13.32	18.87	0.40	0.40	1.73	1,074	32
08-31-2020	11.26	0.25	0.88	1.13	(0.26)	(0.48)	(0.74)	11.65	10.36	0.41	0.41	2.26	931	42
08-31-2019	11.78	0.25	0.05	0.30	(0.26)	(0.56)	(0.82)	11.26	3.31	0.40	0.40	2.30	891	21
08-31-2018	11.48	0.24	0.58	0.82	(0.23)	(0.29)	(0.52)	11.78	7.25	0.40	0.40	2.06	865	17
08-31-2017	10.78	0.21	0.81	1.02	(0.22)	(0.10)	(0.32)	11.48	9.75	0.40	0.40	1.90	719	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $500,000.
22	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Moderate Portfolio
Class A
02-28-2022[5]	12.34	0.12	(0.64)	(0.52)	(0.14)	(0.37)	(0.51)	11.31	(4.40)[6,7]	0.85[8]	0.84[8]	1.71[8]	39	14
08-31-2021[9]	11.98	0.04	0.36	0.40	(0.04)	—	(0.04)	12.34	3.33[6,7]	0.85[8]	0.84[8]	0.97[8]	15	34
Class R6
02-28-2022[5]	12.35	0.14	(0.63)	(0.49)	(0.17)	(0.37)	(0.54)	11.32	(4.19)[6]	0.45[8]	0.44[8]	2.04[8]	5	14
08-31-2021	11.40	0.21	1.21	1.42	(0.22)	(0.25)	(0.47)	12.35	12.73	0.45	0.44	1.81	4	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.58	0.46	0.44	2.35	1	48
08-31-2019	11.15	0.28	0.28	0.56	(0.29)	(0.34)	(0.63)	11.08	5.58	0.44	0.44	2.56	1	21
08-31-2018	11.08	0.26	0.21	0.47	(0.24)	(0.16)	(0.40)	11.15	4.37	0.45	0.44	2.37	1	20
08-31-2017	10.67	0.25	0.45	0.70	(0.23)	(0.06)	(0.29)	11.08	6.75	0.47	0.44	2.30	1	24
Class 1
02-28-2022[5]	12.35	0.14	(0.63)	(0.49)	(0.17)	(0.37)	(0.54)	11.32	(4.21)[6]	0.49[8]	0.48[8]	2.00[8]	278	14
08-31-2021	11.40	0.23	1.19	1.42	(0.22)	(0.25)	(0.47)	12.35	12.69	0.49	0.48	1.91	300	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.54	0.49	0.48	2.41	257	48
08-31-2019	11.14	0.27	0.29	0.56	(0.28)	(0.34)	(0.62)	11.08	5.64	0.48	0.48	2.55	262	21
08-31-2018	11.07	0.25	0.22	0.47	(0.24)	(0.16)	(0.40)	11.14	4.34	0.49	0.48	2.28	239	20
08-31-2017	10.67	0.23	0.46	0.69	(0.23)	(0.06)	(0.29)	11.07	6.61	0.50	0.47	2.10	198	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	23

Financial highlights continued
Multi-Index Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Conservative Portfolio
Class A
02-28-2022[5]	11.59	0.11	(0.59)	(0.48)	(0.15)	(0.32)	(0.47)	10.64	(4.35)[6,7]	0.93[8]	0.91[8]	1.94[8]	39	12
08-31-2021[9]	11.36	0.06	0.22	0.28	(0.05)	—	(0.05)	11.59	2.43[6,7]	0.93[8]	0.91[8]	1.53[8]	11	43
Class R6
02-28-2022[5]	11.60	0.14	(0.60)	(0.46)	(0.17)	(0.32)	(0.49)	10.65	(4.14)[6]	0.53[8]	0.50[8]	2.44[8]	3	12
08-31-2021	11.19	0.24	0.55	0.79	(0.23)	(0.15)	(0.38)	11.60	7.20	0.53	0.51	2.09	3	43
08-31-2020	10.84	0.21	0.56	0.77	(0.27)	(0.15)	(0.42)	11.19	7.37	0.54	0.51	2.02	2	57
08-31-2019	10.57	0.24	0.47	0.71	(0.28)	(0.16)	(0.44)	10.84	7.09	0.51	0.50	2.35	—[10]	21
08-31-2018	10.75	0.28	(0.11)	0.17	(0.25)	(0.10)	(0.35)	10.57	1.61	0.53	0.50	2.62	—[10]	24
08-31-2017	10.65	0.24	0.17	0.41	(0.24)	(0.07)	(0.31)	10.75	3.95	0.55	0.50	2.32	—[10]	36
Class 1
02-28-2022[5]	11.60	0.13	(0.60)	(0.47)	(0.17)	(0.32)	(0.49)	10.64	(4.24)[6]	0.57[8]	0.55[8]	2.39[8]	218	12
08-31-2021	11.18	0.24	0.55	0.79	(0.22)	(0.15)	(0.37)	11.60	7.26	0.57	0.55	2.10	230	43
08-31-2020	10.83	0.27	0.50	0.77	(0.27)	(0.15)	(0.42)	11.18	7.33	0.57	0.54	2.50	199	57
08-31-2019	10.56	0.28	0.43	0.71	(0.28)	(0.16)	(0.44)	10.83	7.05	0.55	0.54	2.73	184	21
08-31-2018	10.74	0.25	(0.09)	0.16	(0.24)	(0.10)	(0.34)	10.56	1.57	0.57	0.54	2.41	156	24
08-31-2017	10.65	0.23	0.16	0.39	(0.23)	(0.07)	(0.30)	10.74	3.82	0.59	0.54	2.19	130	36

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $500,000.
24	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multi-Index Lifestyle Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of the portfolios are as follows:
Multi-Index Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multi-Index Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multi-Index Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multi-Index Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multi-Index Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	25

securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$285,537,310	$285,537,310	—	—
Unaffiliated investment companies	206,372,701	206,372,701	—	—
U.S. Government and Agency obligations	4,822,265	—	$4,822,265	—
Short-term investments	18,950,972	18,950,972	—	—
Total investments in securities	$515,683,248	$510,860,983	$4,822,265	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$489,431,743	$489,431,743	—	—
Unaffiliated investment companies	559,530,560	559,530,560	—	—
U.S. Government and Agency obligations	43,677,931	—	$43,677,931	—
Short-term investments	106,381,945	106,381,945	—	—
Total investments in securities	$1,199,022,179	$1,155,344,248	$43,677,931	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$356,345,763	$356,345,763	—	—
Unaffiliated investment companies	641,126,390	641,126,390	—	—
U.S. Government and Agency obligations	87,456,812	—	$87,456,812	—
Short-term investments	147,667,396	147,667,396	—	—
Total investments in securities	$1,232,596,361	$1,145,139,549	$87,456,812	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$69,449,977	$69,449,977	—	—
Unaffiliated investment companies	225,980,041	225,980,041	—	—
U.S. Government and Agency obligations	26,953,496	—	$26,953,496	—
Short-term investments	93,600,020	93,600,020	—	—
Total investments in securities	$415,983,534	$389,030,038	$26,953,496	—

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$23,646,910	$23,646,910	—	—
Unaffiliated investment companies	212,356,840	212,356,840	—	—
U.S. Government and Agency obligations	23,340,343	—	$23,340,343	—
Short-term investments	61,822,955	61,822,955	—	—
Total investments in securities	$321,167,048	$297,826,705	$23,340,343	—
26	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2022. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multi-Index Lifestyle Aggressive Portfolio	$18,168,889	$18,825,385	—
Multi-Index Lifestyle Growth Portfolio	104,730,205	105,422,252	$1,680,813
Multi-Index Lifestyle Balanced Portfolio	143,386,368	146,593,670	—
Multi-Index Lifestyle Moderate Portfolio	92,404,654	93,406,990	1,116,511
Multi-Index Lifestyle Conservative Portfolio	64,548,795	61,831,886	4,302,694
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	27

the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended February 28, 2022 were as follows:
Portfolio	Commitment fee
Multi-Index Lifestyle Aggressive Portfolio	$2,822
Multi-Index Lifestyle Growth Portfolio	3,629
Multi-Index Lifestyle Balanced Portfolio	3,558
Multi-Index Lifestyle Moderate Portfolio	2,530
Multi-Index Lifestyle Conservative Portfolio	2,465
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index Lifestyle Aggressive Portfolio	$513,388,913	$4,235,517	$(1,941,182)	$2,294,335
Multi-Index Lifestyle Growth Portfolio	1,179,959,894	26,177,186	(7,114,901)	19,062,285
Multi-Index Lifestyle Balanced Portfolio	1,215,198,122	29,990,598	(12,592,359)	17,398,239
Multi-Index Lifestyle Moderate Portfolio	417,375,595	3,805,054	(5,197,115)	(1,392,061)
Multi-Index Lifestyle Conservative Portfolio	326,162,198	3,309,912	(8,305,062)	(4,995,150)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio and Multi-Index Lifestyle Moderate Portfolio generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
28	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of each portfolio in an amount equal to the amount by which the expenses of the portfolio exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, acquired fund fees, short dividend expense, management fees, and class specific expenses. This expense limitation shall continue in effect until December 31, 2022, unless renewed by mutual agreement of the portfolios and the Advisor.
In addition, the Advisor has voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the portfolios’ first $7.5 billion of average net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the portfolios.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Class A	Class R6	Class 1	Total
Multi-Index Lifestyle Moderate Portfolio	$837	$144	$8,660	$9,641
Multi-Index Lifestyle Conservative Portfolio	3,107	326	25,905	29,338
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index Lifestyle Aggressive Portfolio	0.20%
Multi-Index Lifestyle Growth Portfolio	0.26%
Multi-Index Lifestyle Balanced Portfolio	0.32%
Portfolio	Net Annual Effective Rate
Multi-Index Lifestyle Moderate Portfolio	0.38%
Multi-Index Lifestyle Conservative Portfolio	0.42%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2022:
	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Moderate Portfolio	Multi-Index Lifestyle Conservative Portfolio
Total sales charges	$847	$788	$987	$88	$83
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	29

	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Moderate Portfolio	Multi-Index Lifestyle Conservative Portfolio
Retained for printing prospectus, advertising and sales literature	$141	$132	$159	$14	$12
Sales commission to unrelated broker-dealers	706	656	828	74	71
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index Lifestyle Aggressive Portfolio	Class A	$32,690	$12,118
	Class R6	—	530
	Class 1	118,006	—
	Total	$150,696	$12,648
Multi-Index Lifestyle Growth Portfolio	Class A	$67,327	$24,961
	Class R6	—	908
	Class 1	266,139	—
	Total	$333,466	$25,869
Multi-Index Lifestyle Balanced Portfolio	Class A	$87,742	$32,538
	Class R6	—	761
	Class 1	258,684	—
	Total	$346,426	$33,299
Multi-Index Lifestyle Moderate Portfolio	Class A	$39,111	$14,508
	Class R6	—	201
	Class 1	72,470	—
	Total	$111,581	$14,709
Multi-Index Lifestyle Conservative Portfolio	Class A	$37,947	$14,073
	Class R6	—	119
	Class 1	55,594	—
	Total	$93,541	$14,192
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
Multi-Index Lifestyle Aggressive Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	2,282,503	$33,395,488	663,930	$9,721,516
Distributions reinvested	140,010	2,003,541	—	—
Repurchased	(440,947)	(6,304,474)	(87,575)	(1,292,345)
Net increase	1,981,566	$29,094,555	576,355	$8,429,171
30	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index Lifestyle Aggressive Portfolio , Cont’d	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	226,504	$3,201,613	508,603	$6,979,359
Distributions reinvested	65,388	935,046	26,255	336,585
Repurchased	(47,291)	(692,066)	(375,394)	(5,398,795)
Net increase	244,601	$3,444,593	159,464	$1,917,149
Class 1 shares
Sold	759,368	$10,979,827	3,528,273	$48,514,891
Distributions reinvested	2,451,775	35,035,864	1,059,314	13,569,816
Repurchased	(2,125,539)	(30,727,314)	(3,795,776)	(49,874,813)
Net increase	1,085,604	$15,288,377	791,811	$12,209,894
Total net increase	3,311,771	$47,827,525	1,527,630	$22,556,214

[1]	The inception date for Class A shares is 4-26-21.

Multi-Index Lifestyle Growth Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	4,436,521	$61,969,347	1,542,108	$21,660,438
Distributions reinvested	245,890	3,383,450	—	—
Repurchased	(894,895)	(12,281,978)	(157,983)	(2,219,046)
Net increase	3,787,516	$53,070,819	1,384,125	$19,441,392
Class R6 shares
Sold	141,891	$1,981,813	1,368,925	$18,103,274
Distributions reinvested	100,604	1,385,322	39,150	493,679
Repurchased	(61,901)	(849,547)	(570,335)	(7,814,113)
Net increase	180,594	$2,517,588	837,740	$10,782,840
Class 1 shares
Sold	1,502,763	$21,208,608	6,222,291	$82,118,014
Distributions reinvested	4,894,656	67,301,517	2,751,445	34,640,697
Repurchased	(5,054,870)	(69,310,912)	(6,788,900)	(87,984,742)
Net increase	1,342,549	$19,199,213	2,184,836	$28,773,969
Total net increase	5,310,659	$74,787,620	4,406,701	$58,998,201

[1]	The inception date for Class A shares is 4-26-21.

Multi-Index Lifestyle Balanced Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	5,910,437	$76,633,130	2,324,723	$30,502,222
Distributions reinvested	305,048	3,899,122	1,335	17,432
Repurchased	(924,532)	(11,898,093)	(221,651)	(2,917,053)
Net increase	5,290,953	$68,634,159	2,104,407	$27,602,601
Class R6 shares
Sold	55,558	$706,898	1,219,671	$15,408,445
Distributions reinvested	80,900	1,033,599	35,304	429,403
Repurchased	(86,588)	(1,119,375)	(460,482)	(5,867,428)
Net increase	49,870	$621,122	794,493	$9,970,420
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	31

Multi-Index Lifestyle Balanced Portfolio , Cont’d	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,223,451	$15,879,088	5,689,011	$70,424,669
Distributions reinvested	4,643,716	59,284,065	3,127,918	37,908,349
Repurchased	(5,647,017)	(72,345,898)	(8,087,614)	(100,029,842)
Net increase	220,150	$2,817,255	729,315	$8,303,176
Total net increase	5,560,973	$72,072,536	3,628,215	$45,876,197

[1]	The inception date for Class A shares is 4-26-21.

Multi-Index Lifestyle Moderate Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	2,688,415	$32,309,307	1,262,467	$15,408,019
Distributions reinvested	114,044	1,357,611	895	10,862
Repurchased	(528,621)	(6,288,339)	(83,141)	(1,013,338)
Net increase	2,273,838	$27,378,579	1,180,221	$14,405,543
Class R6 shares
Sold	80,039	$963,472	263,161	$3,088,708
Distributions reinvested	18,029	214,705	7,545	88,045
Repurchased	(24,301)	(289,756)	(36,736)	(436,144)
Net increase	73,767	$888,421	233,970	$2,740,609
Class 1 shares
Sold	995,002	$12,018,079	3,360,409	$39,305,666
Distributions reinvested	1,074,287	12,795,246	930,159	10,810,460
Repurchased	(1,805,139)	(21,631,417)	(2,586,960)	(30,500,678)
Net increase	264,150	$3,181,908	1,703,608	$19,615,448
Total net increase	2,611,755	$31,448,908	3,117,799	$36,761,600

[1]	The inception date for Class A shares is 4-26-21.

Multi-Index Lifestyle Conservative Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	3,287,789	$36,819,029	1,070,312	$12,309,854
Distributions reinvested	103,023	1,144,184	900	10,304
Repurchased	(678,985)	(7,475,860)	(130,815)	(1,504,285)
Net increase	2,711,827	$30,487,353	940,397	$10,815,873
Class R6 shares
Sold	16,658	$187,006	249,341	$2,822,008
Distributions reinvested	10,818	120,447	5,347	60,430
Repurchased	(41,266)	(462,714)	(172,857)	(1,945,607)
Net increase (decrease)	(13,790)	$(155,261)	81,831	$936,831
Class 1 shares
Sold	1,396,770	$15,646,615	4,545,628	$51,226,807
Distributions reinvested	857,684	9,540,322	636,393	7,170,640
Repurchased	(1,553,605)	(17,524,228)	(3,147,534)	(35,780,726)
Net increase	700,849	$7,662,709	2,034,487	$22,616,721
Total net increase	3,398,886	$37,994,801	3,056,715	$34,369,425

[1]	The inception date for Class A shares is 4-26-21.
32	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Affiliates of the Trust owned 100% of shares of Class 1 on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2022:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multi-Index Lifestyle Aggressive Portfolio	$1,236,980	$193,130,191	$1,082,102	$130,084,690
Multi-Index Lifestyle Growth Portfolio	9,438,943	343,545,045	8,938,726	244,405,222
Multi-Index Lifestyle Balanced Portfolio	17,459,196	267,030,591	16,882,613	183,119,978
Multi-Index Lifestyle Moderate Portfolio	5,287,189	74,267,513	4,185,169	42,058,777
Multi-Index Lifestyle Conservative Portfolio	4,167,584	58,688,802	2,890,407	26,387,149
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2022, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index Lifestyle Growth Portfolio	Strategic Equity Allocation Fund	7.0%
Multi-Index Lifestyle Balanced Portfolio	Strategic Equity Allocation Fund	5.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust*	1,882,184	$2,647,466	$99,578,083	$(83,397,510)	$(1,843)	$(1,528)	$18,429	$988	$18,824,668
Strategic Equity Allocation	23,755,184	331,984,929	67,172,912	(45,850,733)	(1,855,928)	(65,913,870)	4,666,876	46,383,828	285,537,310
					$(1,857,771)	$(65,915,398)	$4,685,305	$46,384,816	$304,361,978
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust*	10,538,137	$47,516,032	$371,119,373	$(313,209,282)	$(14,832)	$(14,117)	$103,288	$7,837	$105,397,174
Strategic Equity Allocation	40,718,115	579,669,220	106,090,875	(79,056,051)	(3,390,647)	(113,881,654)	8,115,644	80,660,949	489,431,743
					$(3,405,479)	$(113,895,771)	$8,218,932	$80,668,786	$594,828,917
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust*	14,653,119	$58,387,136	$430,617,419	$(342,407,689)	$(27,621)	$(16,076)	$182,538	$14,616	$146,553,169
Strategic Equity Allocation	29,646,070	420,763,355	77,394,988	(56,967,552)	(1,289,825)	(83,555,203)	5,881,658	58,457,482	356,345,763
					$(1,317,446)	$(83,571,279)	$6,064,196	$58,472,098	$502,898,932
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust*	9,337,258	$14,163,498	$195,476,487	$(116,230,862)	$(10,523)	$(12,010)	$68,793	$8,153	$93,386,590
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	33

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	5,777,868	$78,117,788	$20,576,821	$(13,162,255)	$348,307	$(16,430,684)	$1,115,367	$11,085,575	$69,449,977
					$337,784	$(16,442,694)	$1,184,160	$11,093,728	$162,836,567
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust*	6,181,263	$15,836,169	$200,405,362	$(154,403,250)	$(10,686)	$(5,694)	$62,337	$4,532	$61,821,901
Strategic Equity Allocation	1,967,297	25,171,742	9,238,276	(5,482,009)	244,649	(5,525,748)	366,235	3,639,990	23,646,910
					$233,963	$(5,531,442)	$428,572	$3,644,522	$85,468,811

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
34	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	35

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Index Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071698	MILSA 2/22
4/22

Semiannual report
John Hancock
Multi-Index Lifetime Portfolios
Target date
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. and international stock markets largely posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
The global bond markets continued to decline as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. The conflict between Russia and Ukraine halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Index Lifetime Portfolios

2	Multi-Index Lifetime Portfolios’ strategy at a glance
3	Portfolio summary
4	Multi-Index 2065 Lifetime Portfolio
5	Multi-Index 2060 Lifetime Portfolio
6	Multi-Index 2055 Lifetime Portfolio
7	Multi-Index 2050 Lifetime Portfolio
8	Multi-Index 2045 Lifetime Portfolio
9	Multi-Index 2040 Lifetime Portfolio
10	Multi-Index 2035 Lifetime Portfolio
11	Multi-Index 2030 Lifetime Portfolio
12	Multi-Index 2025 Lifetime Portfolio
13	Multi-Index 2020 Lifetime Portfolio
14	Multi-Index 2015 Lifetime Portfolio
15	Multi-Index 2010 Lifetime Portfolio
16	Your expenses
19	Portfolios’ investments
26	Financial statements
36	Financial highlights
48	Notes to financial statements
66	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	1

Multi-Index Lifetime Portfolios’ strategy at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
■Portfolios with dates further off initially invest more aggressively in stock funds.
■As a portfolio approaches its target date,1 the allocation will gradually migrate to more conservative fixed-income funds.
■Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.
JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Lifetime Portfolio adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
MULTI-INDEX 2065-2010 LIFETIME PORTFOLIOS’ CLASS A SHARE RETURNS (%)

For the six months ended 2/28/2022
Total returns for the portfolios exclude sales charges and assume all distributions are reinvested. The deduction of a class’ maximum sales charge would reduce the performance shown above.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2022
U.S. Stocks	S&P 500 Index	-2.62%
	Russell Midcap Index	-6.15%
	Russell 2000 Index	-9.46%
	FTSE NAREIT All Equity REIT Index	-3.29%
International Stocks	MSCI EAFE Index	-6.78%
	MSCI Emerging Markets Index	-9.81%
	MSCI EAFE Small Cap Index	-11.70%
Fixed Income	Bloomberg U.S. Aggregate Bond Index	-4.07%
	ICE Bank of America U.S. High Yield Index	-2.96%
	JPMorgan Global Government Bonds Unhedged Index	-5.75%
Market index total returns are included here as broad measures of market performance.
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

Multi-Index 2065 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2065 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2060+ Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2065 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	51.9
Equity	51.9
Large blend	51.9
Unaffiliated investment companies	45.4
Equity	42.7
Fixed income	2.7
U.S. Government	1.7
Short-term investments	1.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20	9-23-20
Average annual total returns
1 year	1.62	7.05	7.31	7.18	7.38	7.50
Since inception	15.43	19.65	19.88	19.84	18.37	18.93
Cumulative returns
6-months	-9.88	-5.07	-4.91	-4.95	-4.38	-4.81
Since inception	22.88	29.38	29.74	29.66	27.40	28.26
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	9.44	9.39	9.04	9.08
Net (%)	0.72	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2060 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2060+ Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2060 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	50.7
Equity	50.7
Large blend	50.7
Unaffiliated investment companies	44.7
Equity	42.1
Fixed income	2.6
U.S. Government	1.8
Short-term investments	2.8
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	1.60	6.95	7.21	7.16	7.38	7.50
5 year	9.68	10.70	10.91	10.85	10.71	12.08
Since inception	10.58	11.46	11.64	11.59	11.45	12.93
Cumulative returns
6-months	-9.82	-5.04	-4.93	-4.91	-4.38	-4.81
5 year	58.69	66.21	67.79	67.39	66.33	76.85
Since inception	81.37	90.07	91.95	91.41	89.96	105.47
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.24	1.19	0.84	0.88
Net (%)	0.72	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class A and Class R4 shares were first offered on 6-21-21 and 4-7-17, respectively. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

Multi-Index 2055 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2055 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2055 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	49.9
Equity	49.9
Large blend	49.9
Unaffiliated investment companies	44.1
Equity	41.5
Fixed income	2.6
U.S. Government	1.8
Short-term investments	4.2
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	1.60	6.96	7.21	7.16	7.50	7.50
5 year	9.67	10.68	10.89	10.85	10.63	12.08
Since inception	8.62	9.21	9.41	9.36	9.06	10.37
Cumulative returns
6-months	-9.81	-5.00	-4.90	-4.94	-4.35	-4.81
5 year	58.66	66.11	67.69	67.37	65.73	76.85
Since inception	92.71	101.19	104.14	103.37	98.99	118.68
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.11	1.06	0.71	0.75
Net (%)	0.72	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 3-26-14 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2050 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2050 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2050 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	48.0
Equity	48.0
Large blend	48.0
Unaffiliated investment companies	42.3
Equity	39.8
Fixed income	2.5
U.S. Government	1.7
Short-term investments	8.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	1.56	6.96	7.21	7.17	7.38	7.50
5 year	9.69	10.69	10.90	10.86	10.55	12.08
Since inception	8.83	9.38	9.59	9.54	9.08	10.42
Cumulative returns
6-months	-9.89	-4.98	-4.89	-4.92	-4.35	-4.81
5 year	58.78	66.13	67.78	67.47	65.13	76.85
Since inception	102.07	110.75	114.12	113.27	105.99	127.89
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.09	1.04	0.69	0.73
Net (%)	0.72	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

Multi-Index 2045 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2045 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2045 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	49.2
Equity	49.2
Large blend	49.2
Unaffiliated investment companies	44.4
Equity	41.1
Fixed income	3.3
U.S. Government	2.1
Short-term investments	4.3
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	1.72	6.96	7.28	7.24	7.18	7.59
5 year	9.71	10.68	10.93	10.87	10.35	12.10
Since inception	8.82	9.36	9.58	9.52	8.90	10.43
Cumulative returns
6-months	-9.78	-5.01	-4.83	-4.88	-4.31	-4.73
5 year	58.90	66.09	67.99	67.48	63.66	77.01
Since inception	101.93	110.44	113.90	112.93	103.09	128.10
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.06	1.01	0.66	0.70
Net (%)	0.72	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2040 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2040 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2040 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	43.0
Equity	43.0
Large blend	43.0
Unaffiliated investment companies	45.7
Equity	37.8
Fixed income	7.9
U.S. Government	3.7
Short-term investments	7.6
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	1.57	6.94	7.19	7.15	6.72	7.56
5 year	9.54	10.56	10.74	10.71	10.03	11.87
Since inception	8.75	9.32	9.50	9.45	8.64	10.29
Cumulative returns
6-months	-9.52	-4.70	-4.61	-4.64	-4.27	-4.40
5 year	57.70	65.21	66.57	66.32	61.25	75.20
Since inception	100.76	109.72	112.70	111.86	99.07	125.76
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.06	1.00	0.65	0.69
Net (%)	0.72	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	9

Multi-Index 2035 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2035 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2035 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	39.2
Equity	39.2
Large blend	39.2
Unaffiliated investment companies	48.8
Equity	34.5
Fixed income	14.3
U.S. Government	5.3
Short-term investments	6.7
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	1.11	6.42	6.67	6.71	5.99	7.25
5 year	8.92	9.93	10.17	10.11	9.43	11.26
Since inception	8.30	8.85	9.06	9.02	8.20	9.86
Cumulative returns
6-months	-9.33	-4.55	-4.39	-4.36	-4.17	-4.10
5 year	53.33	60.54	62.28	61.89	56.95	70.49
Since inception	94.07	102.44	105.69	104.94	92.49	118.57
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.05	1.00	0.65	0.69
Net (%)	0.72	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
10	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2030 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2030 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2030 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	32.9
Equity	32.9
Large blend	32.9
Unaffiliated investment companies	49.9
Equity	29.5
Fixed income	20.4
U.S. Government	7.2
Short-term investments	10.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	0.64	6.05	6.30	6.18	4.99	6.83
5 year	8.21	9.22	9.44	9.37	8.59	10.54
Since inception	7.74	8.30	8.50	8.43	7.57	9.34
Cumulative returns
6-months	-9.05	-4.16	-4.00	-4.11	-3.94	-3.68
5 year	48.39	55.44	56.97	56.49	50.99	65.06
Since inception	85.77	93.96	97.04	96.03	83.34	110.01
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.06	1.01	0.66	0.70
Net (%)	0.73	0.58	0.33	0.37
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	11

Multi-Index 2025 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2025 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2025 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	25.4
Equity	25.4
Large blend	25.4
Unaffiliated investment companies	53.3
Fixed income	28.3
Equity	25.0
U.S. Government	7.8
Short-term investments	13.5
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	0.05	5.24	5.58	5.54	4.11	6.15
5 year	7.32	8.31	8.53	8.46	7.79	9.60
Since inception	7.03	7.57	7.78	7.72	6.95	8.64
Cumulative returns
6-months	-8.61	-3.78	-3.62	-3.66	-3.74	-3.19
5 year	42.36	49.02	50.54	50.10	45.53	58.11
Since inception	75.87	83.44	86.42	85.58	74.84	99.22
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.08	1.03	0.68	0.72
Net (%)	0.75	0.60	0.35	0.39
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
12	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2020 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2020 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2020 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	15.5
Equity	15.5
Large blend	15.5
Unaffiliated investment companies	60.3
Fixed income	35.6
Equity	24.7
U.S. Government	7.7
Short-term investments	16.5
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-0.97	4.20	4.54	4.41	3.20	5.01
5 year	6.17	7.14	7.39	7.31	6.90	8.33
Since inception	6.11	6.64	6.87	6.80	6.29	7.66
Cumulative returns
6-months	-8.33	-3.46	-3.29	-3.41	-3.55	-2.83
5 year	34.88	41.20	42.86	42.33	39.62	49.20
Since inception	63.78	70.68	73.73	72.81	66.00	84.64
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.14	1.09	0.74	0.78
Net (%)	0.76	0.61	0.36	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	13

Multi-Index 2015 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2015 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2015 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2015 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	14.2
Equity	14.2
Large blend	14.2
Unaffiliated investment companies	60.5
Fixed income	40.2
Equity	20.3
U.S. Government	7.9
Short-term investments	17.4
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-1.75	3.52	3.77	3.73	3.01	4.47
5 year	5.47	6.43	6.64	6.61	6.54	7.39
Since inception	5.43	5.97	6.17	6.12	5.88	6.77
Cumulative returns
6-months	-8.26	-3.35	-3.19	-3.23	-3.37	-2.60
5 year	30.49	36.58	37.89	37.71	37.28	42.82
Since inception	55.15	61.92	64.47	63.83	60.83	72.32
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.36	1.31	0.96	1.00
Net (%)	0.77	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
14	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2010 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2010 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2010 Index, an unmanaged index comprising a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2010 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Corporate Bond 1-5 Year Index, Bloomberg U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	10.1
Equity	10.1
Large blend	10.1
Unaffiliated investment companies	62.2
Fixed income	43.8
Equity	18.4
U.S. Government	6.9
Short-term investments	20.8
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-22 (%)
	Class A1	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-2.13	3.12	3.27	3.23	2.30	3.92
5 year	4.96	5.93	6.15	6.08	6.00	6.68
Since inception	5.00	5.54	5.74	5.68	5.32	6.09
Cumulative returns
6-months	-7.96	-3.08	-2.93	-2.97	-3.30	-2.37
5 year	27.41	33.38	34.75	34.33	33.81	38.17
Since inception	50.01	56.59	58.99	58.26	53.85	63.45
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R4, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class R4	Class R6	Class 1
Gross (%)	1.46	1.41	1.06	1.10
Net (%)	0.77	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Class A shares were first offered on 6-21-21. Returns while Class A and Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	15

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2021 through February 28, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multi-Index 2065 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$948.50	$1.98	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R4	Actual expenses/actual returns	1,000.00	949.30	1.11	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%
Class R6	Actual expenses/actual returns	1,000.00	950.90	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.50	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$949.30	$1.98	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R4	Actual expenses/actual returns	1,000.00	949.60	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	950.70	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.90	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
16	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multi-Index 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$949.20	$1.98	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R4	Actual expenses/actual returns	1,000.00	950.00	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	951.00	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.60	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$948.60	$1.98	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R4	Actual expenses/actual returns	1,000.00	950.20	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	951.10	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	950.80	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$949.90	$1.98	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R4	Actual expenses/actual returns	1,000.00	949.90	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	951.70	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	951.20	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$952.20	$1.98	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R4	Actual expenses/actual returns	1,000.00	953.00	1.26	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	953.90	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	953.60	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$954.40	$2.08	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
Class R4	Actual expenses/actual returns	1,000.00	954.50	1.31	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R6	Actual expenses/actual returns	1,000.00	956.10	0.10	0.02%
	Hypothetical example	1,000.00	1,024.70	0.10	0.02%
Class 1	Actual expenses/actual returns	1,000.00	956.40	0.34	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Multi-Index 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$957.50	$2.18	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Class R4	Actual expenses/actual returns	1,000.00	958.40	1.46	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Class R6	Actual expenses/actual returns	1,000.00	960.00	0.19	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Class 1	Actual expenses/actual returns	1,000.00	958.90	0.44	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Multi-Index 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$962.20	$2.43	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	962.20	1.65	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Class R6	Actual expenses/actual returns	1,000.00	963.80	0.44	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Class 1	Actual expenses/actual returns	1,000.00	963.40	0.63	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Multi-Index 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$964.70	$2.73	0.56%
	Hypothetical example	1,000.00	1,022.00	2.81	0.56%
Class R4	Actual expenses/actual returns	1,000.00	965.40	1.95	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Class R6	Actual expenses/actual returns	1,000.00	967.10	0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class 1	Actual expenses/actual returns	1,000.00	965.90	0.97	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Multi-Index 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$965.80	$2.78	0.57%
	Hypothetical example	1,000.00	1,022.00	2.86	0.57%
Class R4	Actual expenses/actual returns	1,000.00	966.50	2.05	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R6	Actual expenses/actual returns	1,000.00	968.10	0.83	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class 1	Actual expenses/actual returns	1,000.00	967.70	1.02	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Multi-Index 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$968.50	$2.88	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Class R4	Actual expenses/actual returns	1,000.00	969.20	2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R6	Actual expenses/actual returns	1,000.00	970.70	0.93	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class 1	Actual expenses/actual returns	1,000.00	970.30	1.12	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
18	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
MULTI-INDEX 2065 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.4%
Equity - 52.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	580,644	$6,979,337

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,943,385)		$6,979,337
UNAFFILIATED INVESTMENT COMPANIES - 45.7%
Equity - 43.0%
Fidelity Mid Cap Index Fund	61,197	1,800,419
Fidelity Small Cap Index Fund	21,956	553,061
Financial Select Sector SPDR Fund	5,131	197,646
iShares MSCI Global Min Vol Factor ETF	984	99,650
Vanguard Dividend Appreciation ETF	424	67,026
Vanguard FTSE All World ex-US Small-Cap ETF	2,143	265,153
Vanguard FTSE Developed Markets ETF	1,331	63,608
Vanguard FTSE Emerging Markets ETF	16,046	767,320
Vanguard Health Care ETF	835	202,855
Vanguard Information Technology ETF	251	101,381
Vanguard S&P 500 ETF	4,035	1,619,488
Fixed income - 2.7%
Vanguard Emerging Markets Government Bond ETF	993	70,652
Vanguard Intermediate-Term Corporate Bond ETF	1,138	101,248
Vanguard Total Bond Market ETF	1,014	83,067
Xtrackers USD High Yield Corporate Bond ETF (C)	2,672	102,391

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,156,922)		$6,094,965
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$43,000	22,712
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	125,000	69,646
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	174,000	93,299
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	82,000	45,930

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $236,524)		$231,587
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0896% (D)(E)	10,154	101,555
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	35,002	35,002

TOTAL SHORT-TERM INVESTMENTS (Cost $136,558)		$136,557
Total investments (Cost $14,473,389) - 100.9%		$13,442,446
Other assets and liabilities, net - (0.9%)		(115,587)
TOTAL NET ASSETS - 100.0%		$13,326,859
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.1%
Equity - 52.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,661,920	$56,036,280

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $58,765,887)		$56,036,280
UNAFFILIATED INVESTMENT COMPANIES - 45.9%
Equity - 43.2%
Fidelity Mid Cap Index Fund	499,614	14,698,639
Fidelity Small Cap Index Fund	181,101	4,561,935
Financial Select Sector SPDR Fund	41,477	1,597,694
iShares MSCI Global Min Vol Factor ETF	7,897	799,729
Vanguard Dividend Appreciation ETF	3,385	535,101
Vanguard FTSE All World ex-US Small-Cap ETF (C)	17,331	2,144,365
Vanguard FTSE Developed Markets ETF	10,788	515,559
Vanguard FTSE Emerging Markets ETF	131,779	6,301,672
Vanguard Health Care ETF	6,726	1,634,014
Vanguard Information Technology ETF	2,040	823,976
Vanguard S&P 500 ETF	32,264	12,949,479
Fixed income - 2.7%
Vanguard Emerging Markets Government Bond ETF	8,127	578,236
Vanguard Intermediate-Term Corporate Bond ETF	9,242	822,261
Vanguard Total Bond Market ETF	8,207	672,317
Xtrackers USD High Yield Corporate Bond ETF (C)	21,624	828,632

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,923,860)		$49,463,609
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$382,000	201,763
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	1,080,300	601,909
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	1,500,000	804,301
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	707,300	396,171

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,057,347)		$2,004,144
SHORT-TERM INVESTMENTS - 2.9%
Short-term funds - 2.9%
John Hancock Collateral Trust, 0.0896% (D)(E)	295,020	2,950,646
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	196,565	196,565

TOTAL SHORT-TERM INVESTMENTS (Cost $3,147,190)		$3,147,211
Total investments (Cost $110,894,284) - 102.8%		$110,651,244
Other assets and liabilities, net - (2.8%)		(3,020,432)
TOTAL NET ASSETS - 100.0%		$107,630,812
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	19

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.0%
Equity - 52.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,907,958	$119,093,658

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $123,669,051)		$119,093,658
UNAFFILIATED INVESTMENT COMPANIES - 46.0%
Equity - 43.3%
Fidelity Mid Cap Index Fund	1,061,993	31,243,827
Fidelity Small Cap Index Fund	384,955	9,697,011
Financial Select Sector SPDR Fund	88,311	3,401,740
iShares MSCI Global Min Vol Factor ETF	16,983	1,719,868
Vanguard Dividend Appreciation ETF (C)	7,230	1,142,918
Vanguard FTSE All World ex-US Small-Cap ETF (C)	36,827	4,556,605
Vanguard FTSE Developed Markets ETF	22,948	1,096,685
Vanguard FTSE Emerging Markets ETF (C)	280,016	13,390,365
Vanguard Health Care ETF (C)	14,335	3,482,545
Vanguard Information Technology ETF	4,344	1,754,585
Vanguard S&P 500 ETF	68,703	27,574,636
Fixed income - 2.7%
Vanguard Emerging Markets Government Bond ETF	17,270	1,228,761
Vanguard Intermediate-Term Corporate Bond ETF	19,639	1,747,282
Vanguard Total Bond Market ETF	17,439	1,428,603
Xtrackers USD High Yield Corporate Bond ETF (C)	46,252	1,772,377

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $98,338,843)		$105,237,808
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$817,000	431,520
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	2,306,100	1,284,885
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	3,203,000	1,717,451
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	1,510,800	846,225

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,398,058)		$4,280,081
SHORT-TERM INVESTMENTS - 4.3%
Short-term funds - 4.3%
John Hancock Collateral Trust, 0.0896% (D)(E)	961,966	9,621,103
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	324,455	324,455

TOTAL SHORT-TERM INVESTMENTS (Cost $9,945,724)		$9,945,558
Total investments (Cost $236,351,676) - 104.2%		$238,557,105
Other assets and liabilities, net - (4.2%)		(9,656,940)
TOTAL NET ASSETS - 100.0%		$228,900,165
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.1%
Equity - 52.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,524,940	$162,569,774

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $169,325,165)		$162,569,774
UNAFFILIATED INVESTMENT COMPANIES - 45.8%
Equity - 43.1%
Fidelity Mid Cap Index Fund	1,438,276	42,314,066
Fidelity Small Cap Index Fund	521,315	13,131,924
Financial Select Sector SPDR Fund	119,362	4,597,824
iShares MSCI Global Min Vol Factor ETF	23,171	2,346,527
Vanguard Dividend Appreciation ETF	9,882	1,562,147
Vanguard FTSE All World ex-US Small-Cap ETF (C)	49,970	6,182,788
Vanguard FTSE Developed Markets ETF	31,102	1,486,365
Vanguard FTSE Emerging Markets ETF (C)	379,970	18,170,165
Vanguard Health Care ETF (C)	19,548	4,748,991
Vanguard Information Technology ETF	5,842	2,359,642
Vanguard S&P 500 ETF	94,189	37,803,697
Fixed income - 2.7%
Vanguard Emerging Markets Government Bond ETF	23,434	1,667,329
Vanguard Intermediate-Term Corporate Bond ETF	26,697	2,375,232
Vanguard Total Bond Market ETF	23,681	1,939,948
Xtrackers USD High Yield Corporate Bond ETF (C)	62,413	2,391,666

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $134,219,815)		$143,078,311
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$1,105,000	583,635
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	3,119,500	1,738,086
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	4,332,000	2,322,820
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	2,043,500	1,144,599

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,945,034)		$5,789,140
SHORT-TERM INVESTMENTS - 8.7%
Short-term funds - 8.7%
John Hancock Collateral Trust, 0.0896% (D)(E)	2,679,853	26,802,549
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	404,954	404,954

TOTAL SHORT-TERM INVESTMENTS (Cost $27,208,921)		$27,207,503
Total investments (Cost $336,698,935) - 108.5%		$338,644,728
Other assets and liabilities, net - (8.5%)		(26,541,379)
TOTAL NET ASSETS - 100.0%		$312,103,349
20	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.3%
Equity - 51.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,397,878	$209,122,488

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $217,909,001)		$209,122,488
UNAFFILIATED INVESTMENT COMPANIES - 46.3%
Equity - 42.8%
Fidelity Mid Cap Index Fund	1,843,961	54,249,320
Fidelity Small Cap Index Fund	668,382	16,836,546
Financial Select Sector SPDR Fund	156,981	6,046,908
iShares Global Infrastructure ETF	4,357	209,833
iShares MSCI Global Min Vol Factor ETF	30,265	3,064,937
Vanguard Dividend Appreciation ETF (C)	12,853	2,031,802
Vanguard Energy ETF	6,604	647,324
Vanguard FTSE All World ex-US Small-Cap ETF (C)	65,436	8,096,396
Vanguard FTSE Developed Markets ETF	48,018	2,294,780
Vanguard FTSE Emerging Markets ETF	473,212	22,628,998
Vanguard Global ex-U.S. Real Estate ETF	3,915	202,523
Vanguard Health Care ETF (C)	25,524	6,200,801
Vanguard Information Technology ETF	7,718	3,117,377
Vanguard Materials ETF	2,225	409,689
Vanguard Real Estate ETF	6,008	616,060
Vanguard S&P 500 ETF	118,913	47,726,922
Fixed income - 3.5%
Vanguard Emerging Markets Government Bond ETF	50,493	3,592,577
Vanguard Intermediate-Term Corporate Bond ETF	42,038	3,740,121
Vanguard Total Bond Market ETF	37,435	3,066,676
Xtrackers USD High Yield Corporate Bond ETF (C)	93,844	3,596,102

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $177,043,236)		$188,375,692
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%
U.S. Government - 2.2%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$1,705,000	900,540
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	4,814,300	2,682,374
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	6,686,000	3,585,040
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	3,153,800	1,766,496

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,179,391)		$8,934,450
SHORT-TERM INVESTMENTS - 4.5%
Short-term funds - 4.5%
John Hancock Collateral Trust, 0.0896% (D)(E)	1,756,301	17,565,648
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	731,358	731,358
MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $18,297,264)	$18,297,006
Total investments (Cost $422,428,892) - 104.3%	$424,729,636
Other assets and liabilities, net - (4.3%)	(17,628,140)
TOTAL NET ASSETS - 100.0%	$407,101,496
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.5%
Equity - 46.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,704,234	$200,784,889

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $208,232,906)		$200,784,889
UNAFFILIATED INVESTMENT COMPANIES - 49.3%
Equity - 40.8%
Fidelity Mid Cap Index Fund	1,712,692	50,387,391
Fidelity Small Cap Index Fund	620,868	15,639,659
Financial Select Sector SPDR Fund	164,421	6,333,497
iShares Global Infrastructure ETF	13,922	670,484
iShares MSCI Global Min Vol Factor ETF	59,221	5,997,311
Vanguard Dividend Appreciation ETF	25,254	3,992,152
Vanguard Energy ETF (C)	20,978	2,056,264
Vanguard FTSE All World ex-US Small-Cap ETF (C)	69,475	8,596,142
Vanguard FTSE Developed Markets ETF	93,865	4,485,808
Vanguard FTSE Emerging Markets ETF (C)	397,703	19,018,157
Vanguard Global ex-U.S. Real Estate ETF	12,525	647,918
Vanguard Health Care ETF	26,564	6,453,458
Vanguard Information Technology ETF	8,041	3,247,840
Vanguard Materials ETF	7,187	1,323,342
Vanguard Real Estate ETF	19,223	1,971,126
Vanguard S&P 500 ETF	113,031	45,366,122
Fixed income - 8.5%
Vanguard Emerging Markets Government Bond ETF	98,094	6,979,388
Vanguard Intermediate-Term Corporate Bond ETF (C)	139,779	12,436,138
Vanguard Total Bond Market ETF	124,089	10,165,371
Xtrackers USD High Yield Corporate Bond ETF (C)	193,557	7,417,104

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $201,170,894)		$213,184,672
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$3,264,000	1,723,967
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	9,212,700	5,133,022
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	12,793,000	6,859,615
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	6,035,500	3,380,585

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,572,090)		$17,097,189
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	21

MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 8.2%
Short-term funds - 8.2%
John Hancock Collateral Trust, 0.0896% (D)(E)	3,481,690	$34,822,125
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	657,039	657,039

TOTAL SHORT-TERM INVESTMENTS (Cost $35,479,876)		$35,479,164
Total investments (Cost $462,455,766) - 108.0%		$466,545,914
Other assets and liabilities, net - (8.0%)		(34,599,108)
TOTAL NET ASSETS - 100.0%		$431,946,806
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.9%
Equity - 41.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,967,397	$215,968,113

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $223,833,987)		$215,968,113
UNAFFILIATED INVESTMENT COMPANIES - 52.2%
Equity - 36.9%
Fidelity Mid Cap Index Fund	1,734,796	51,037,684
Fidelity Small Cap Index Fund	629,013	15,844,826
Financial Select Sector SPDR Fund	166,567	6,416,161
iShares Global Infrastructure ETF	32,992	1,588,895
iShares MSCI Global Min Vol Factor ETF	126,975	12,858,758
Vanguard Dividend Appreciation ETF	54,019	8,539,324
Vanguard Energy ETF	49,653	4,866,987
Vanguard FTSE All World ex-US Small-Cap ETF (C)	76,458	9,460,148
Vanguard FTSE Developed Markets ETF	127,857	6,110,286
Vanguard FTSE Emerging Markets ETF (C)	345,849	16,538,499
Vanguard Global ex-U.S. Real Estate ETF	29,833	1,543,261
Vanguard Health Care ETF	26,764	6,502,046
Vanguard Information Technology ETF	8,102	3,272,479
Vanguard Materials ETF	17,010	3,132,051
Vanguard Real Estate ETF	45,498	4,665,365
Vanguard S&P 500 ETF	93,875	37,677,670
Fixed income - 15.3%
Vanguard Emerging Markets Government Bond ETF	187,450	13,337,068
Vanguard Intermediate-Term Corporate Bond ETF	309,994	27,580,166
Vanguard Total Bond Market ETF	275,281	22,551,019
Xtrackers USD High Yield Corporate Bond ETF (C)	395,328	15,148,969

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $257,413,050)		$268,671,662
MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.7%
U.S. Government - 5.7%
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	$5,569,000	$2,941,413
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	15,721,200	8,759,350
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	21,833,000	11,706,868
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	10,300,800	5,769,651

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,054,716)		$29,177,282
SHORT-TERM INVESTMENTS - 7.2%
Short-term funds - 7.2%
John Hancock Collateral Trust, 0.0896% (D)(E)	3,645,073	36,456,201
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	509,023	509,023

TOTAL SHORT-TERM INVESTMENTS (Cost $36,967,196)		$36,965,224
Total investments (Cost $548,268,949) - 107.0%		$550,782,281
Other assets and liabilities, net - (7.0%)		(35,912,838)
TOTAL NET ASSETS - 100.0%		$514,869,443
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 36.5%
Equity - 36.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,195,565	$194,670,695

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $199,956,787)		$194,670,695
UNAFFILIATED INVESTMENT COMPANIES - 55.3%
Equity - 32.7%
Fidelity Mid Cap Index Fund	1,417,759	41,710,472
Fidelity Small Cap Index Fund	514,241	12,953,741
Financial Select Sector SPDR Fund	162,481	6,258,768
iShares Global Infrastructure ETF	51,729	2,491,269
iShares MSCI Global Min Vol Factor ETF	189,390	19,179,525
Vanguard Dividend Appreciation ETF	80,780	12,769,702
Vanguard Energy ETF	78,221	7,667,222
Vanguard FTSE All World ex-US Small-Cap ETF (C)	74,686	9,240,899
Vanguard FTSE Developed Markets ETF	122,354	5,847,298
Vanguard FTSE Emerging Markets ETF	212,632	10,168,062
Vanguard Global ex-U.S. Real Estate ETF	46,474	2,404,100
Vanguard Health Care ETF (C)	26,598	6,461,718
Vanguard Information Technology ETF	8,073	3,260,765
Vanguard Materials ETF	26,358	4,853,299
Vanguard Real Estate ETF	71,426	7,324,022
Vanguard S&P 500 ETF	54,552	21,894,991
Fixed income - 22.6%
Invesco Senior Loan ETF (C)	612,817	13,341,026
22	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	93,172	$2,532,415
Vanguard Emerging Markets Government Bond ETF	248,114	17,653,311
Vanguard Intermediate-Term Corporate Bond ETF	346,138	30,795,898
Vanguard Short-Term Corporate Bond ETF (C)	65,802	5,239,813
Vanguard Total Bond Market ETF	307,289	25,173,114
Xtrackers USD High Yield Corporate Bond ETF (C)	672,059	25,753,301

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $286,500,355)		$294,974,731
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,347,798	1,433,957
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,636,143	1,740,351
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	858,904	916,360
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	7,398,000	3,907,447
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	20,883,900	11,635,842
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	29,001,000	15,550,356
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	13,684,100	7,664,695

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,200,379)		$42,849,008
SHORT-TERM INVESTMENTS - 11.1%
Short-term funds - 11.1%
John Hancock Collateral Trust, 0.0896% (D)(E)	5,812,383	58,132,547
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	1,097,713	1,097,713

TOTAL SHORT-TERM INVESTMENTS (Cost $59,231,037)		$59,230,260
Total investments (Cost $589,888,558) - 111.0%		$591,724,694
Other assets and liabilities, net - (11.0%)		(58,511,350)
TOTAL NET ASSETS - 100.0%		$533,213,344
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 29.3%
Equity - 29.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,816,625	$130,015,830

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $132,993,845)		$130,015,830
UNAFFILIATED INVESTMENT COMPANIES - 61.6%
Equity - 28.9%
Fidelity Mid Cap Index Fund	926,854	27,268,055
Fidelity Small Cap Index Fund	336,167	8,468,035
Financial Select Sector SPDR Fund	119,608	4,607,300
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
iShares Global Infrastructure ETF (C)	56,896	$2,740,111
iShares MSCI Global Min Vol Factor ETF	206,268	20,888,760
Vanguard Dividend Appreciation ETF	88,366	13,968,897
Vanguard Energy ETF	85,626	8,393,061
Vanguard FTSE All World ex-US Small-Cap ETF (C)	53,136	6,574,517
Vanguard FTSE Developed Markets ETF	109,387	5,227,605
Vanguard FTSE Emerging Markets ETF	100,189	4,791,038
Vanguard Global ex-U.S. Real Estate ETF	51,352	2,656,439
Vanguard Health Care ETF (C)	19,384	4,709,149
Vanguard Information Technology ETF	5,867	2,369,740
Vanguard Materials ETF	29,334	5,401,269
Vanguard Real Estate ETF	78,465	8,045,801
Vanguard S&P 500 ETF	5,598	2,246,813
Fixed income - 32.7%
Invesco Senior Loan ETF (C)	748,831	16,302,051
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	99,143	2,694,707
Vanguard Emerging Markets Government Bond ETF (C)	262,749	18,694,591
Vanguard Intermediate-Term Corporate Bond ETF	402,059	35,771,189
Vanguard Short-Term Corporate Bond ETF (C)	163,048	12,983,512
Vanguard Total Bond Market ETF	357,246	29,265,592
Xtrackers USD High Yield Corporate Bond ETF (C)	760,338	29,136,152

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $270,086,390)		$273,204,384
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
U.S. Government - 9.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,349,419	3,563,533
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,065,535	4,324,474
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,126,000	2,268,218
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	5,674,000	2,996,872
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	16,019,200	8,925,386
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	22,244,000	11,927,249
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	10,496,000	5,878,986

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,861,940)		$39,884,718
SHORT-TERM INVESTMENTS - 15.5%
Short-term funds - 15.5%
John Hancock Collateral Trust, 0.0896% (D)(E)	6,884,994	68,860,265
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	188,677	188,677

TOTAL SHORT-TERM INVESTMENTS (Cost $69,052,008)		$69,048,942
Total investments (Cost $512,994,183) - 115.4%		$512,153,874
Other assets and liabilities, net - (15.4%)		(68,432,375)
TOTAL NET ASSETS - 100.0%		$443,721,499
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	23

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 18.6%
Equity - 18.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,377,715	$40,600,136

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $41,833,683)		$40,600,136
UNAFFILIATED INVESTMENT COMPANIES - 72.0%
Equity - 29.5%
Fidelity Mid Cap Index Fund	348,432	10,250,863
Fidelity Small Cap Index Fund	126,323	3,182,075
Financial Select Sector SPDR Fund	55,518	2,138,553
iShares Global Infrastructure ETF	32,180	1,549,789
iShares MSCI Global Min Vol Factor ETF	111,251	11,266,389
Vanguard Dividend Appreciation ETF (C)	47,217	7,464,063
Vanguard Energy ETF	48,809	4,784,258
Vanguard FTSE All World ex-US Small-Cap ETF (C)	21,873	2,706,346
Vanguard FTSE Developed Markets ETF	111,136	5,311,189
Vanguard FTSE Emerging Markets ETF (C)	47,921	2,291,582
Vanguard Global ex-U.S. Real Estate ETF	29,188	1,509,895
Vanguard Health Care ETF (C)	9,066	2,202,494
Vanguard Information Technology ETF	2,719	1,098,231
Vanguard Materials ETF	16,523	3,042,380
Vanguard Real Estate ETF	44,495	4,562,517
Vanguard S&P 500 ETF	2,717	1,090,495
Fixed income - 42.5%
Invesco Senior Loan ETF (C)	454,694	9,898,688
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	55,788	1,516,318
Vanguard Emerging Markets Government Bond ETF	148,716	10,581,143
Vanguard Intermediate-Term Corporate Bond ETF	271,640	24,167,811
Vanguard Short-Term Corporate Bond ETF (C)	131,455	10,467,762
Vanguard Total Bond Market ETF	241,193	19,758,530
Xtrackers USD High Yield Corporate Bond ETF (C)	432,638	16,578,688

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $156,195,242)		$157,420,059
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,793,041	2,971,588
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,389,924	3,605,833
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,781,588	1,900,766
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	2,199,000	1,161,459
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	6,207,700	3,458,732
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	8,621,000	4,622,590
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	4,067,300	2,278,163

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,338,957)		$19,999,131
MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 19.7%
Short-term funds - 19.7%
John Hancock Collateral Trust, 0.0896% (D)(E)	4,295,006	$42,956,498
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	200,362	200,362

TOTAL SHORT-TERM INVESTMENTS (Cost $43,158,763)		$43,156,860
Total investments (Cost $261,526,645) - 119.5%		$261,176,186
Other assets and liabilities, net - (19.5%)		(42,543,315)
TOTAL NET ASSETS - 100.0%		$218,632,871
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 17.2%
Equity - 17.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	933,427	$11,219,798

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,827,273)		$11,219,798
UNAFFILIATED INVESTMENT COMPANIES - 73.3%
Equity - 24.6%
Fidelity Mid Cap Index Fund	77,999	2,294,734
Fidelity Small Cap Index Fund	27,986	704,961
iShares Global Infrastructure ETF	9,577	461,228
iShares MSCI Global Min Vol Factor ETF	34,417	3,485,410
Vanguard Dividend Appreciation ETF	14,786	2,337,371
Vanguard Energy ETF	14,550	1,426,191
Vanguard FTSE All World ex-US Small-Cap ETF (C)	5,220	645,871
Vanguard FTSE Developed Markets ETF	25,956	1,240,437
Vanguard FTSE Emerging Markets ETF (C)	4,319	206,535
Vanguard Global ex-U.S. Real Estate ETF	8,641	446,999
Vanguard Materials ETF (C)	4,955	912,364
Vanguard Real Estate ETF	13,319	1,365,730
Vanguard S&P 500 ETF	1,223	490,863
Fixed income - 48.7%
Invesco Senior Loan ETF (C)	159,707	3,476,821
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	17,483	475,188
Vanguard Emerging Markets Government Bond ETF	46,385	3,300,293
Vanguard Intermediate-Term Corporate Bond ETF	92,149	8,198,497
Vanguard Short-Term Corporate Bond ETF (C)	54,142	4,311,327
Vanguard Total Bond Market ETF	81,829	6,703,431
Xtrackers USD High Yield Corporate Bond ETF (C)	135,774	5,202,860

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $47,807,971)		$47,687,111
24	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.6%
U.S. Government - 9.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,231,568	$1,310,297
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,494,761	1,589,965
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	786,620	839,241
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	478,000	252,468
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	1,351,300	752,901
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	1,877,000	1,006,449
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	885,100	495,759

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,344,373)		$6,247,080
SHORT-TERM INVESTMENTS - 21.0%
Short-term funds - 21.0%
John Hancock Collateral Trust, 0.0896% (D)(E)	1,353,008	13,532,107
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	159,489	159,489

TOTAL SHORT-TERM INVESTMENTS (Cost $13,691,915)		$13,691,596
Total investments (Cost $79,671,532) - 121.1%		$78,845,585
Other assets and liabilities, net - (21.1%)		(13,748,452)
TOTAL NET ASSETS - 100.0%		$65,097,133
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 2-28-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.8%
Equity - 12.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	499,737	$6,006,844

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,458,751)		$6,006,844
UNAFFILIATED INVESTMENT COMPANIES - 78.4%
Equity - 23.1%
Fidelity Mid Cap Index Fund	39,981	1,176,237
Fidelity Small Cap Index Fund	11,108	279,810
iShares Global Infrastructure ETF	6,997	336,976
iShares MSCI Global Min Vol Factor ETF	25,130	2,544,915
Vanguard Dividend Appreciation ETF	10,788	1,705,367
Vanguard Energy ETF (C)	10,582	1,037,248
Vanguard FTSE All World ex-US Small-Cap ETF (C)	2,872	355,353
Vanguard FTSE Developed Markets ETF	23,545	1,125,216
Vanguard Global ex-U.S. Real Estate ETF	6,346	328,279
Vanguard Materials ETF	3,636	669,497
Vanguard Real Estate ETF	9,716	996,279
Vanguard S&P 500 ETF	862	345,972
Fixed income - 55.3%
Invesco Senior Loan ETF (C)	136,153	2,964,051
MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,487	$366,577
Vanguard Emerging Markets Government Bond ETF	35,512	2,526,679
Vanguard Intermediate-Term Corporate Bond ETF	75,003	6,673,017
Vanguard Short-Term Corporate Bond ETF (C)	51,010	4,061,926
Vanguard Total Bond Market ETF	66,603	5,456,118
Xtrackers USD High Yield Corporate Bond ETF (C)	103,667	3,972,519

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,289,670)		$36,922,036
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,025,289	1,090,832
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,244,807	1,324,088
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	655,233	699,065
U.S. Treasury STRIPS, PO, 2.159%, 08/15/2051	190,000	100,353
U.S. Treasury STRIPS, PO, 2.181%, 11/15/2048	536,100	298,698
U.S. Treasury STRIPS, PO, 2.202%, 05/15/2050	745,000	399,469
U.S. Treasury STRIPS, PO, 2.292%, 05/15/2047	350,900	196,545

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,131,573)		$4,109,050
SHORT-TERM INVESTMENTS - 26.3%
Short-term funds - 26.3%
John Hancock Collateral Trust, 0.0896% (D)(E)	1,203,467	12,036,480
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0265% (D)	326,840	326,840

TOTAL SHORT-TERM INVESTMENTS (Cost $12,363,530)		$12,363,320
Total investments (Cost $60,243,524) - 126.2%		$59,401,250
Other assets and liabilities, net - (26.2%)		(12,333,294)
TOTAL NET ASSETS - 100.0%		$47,067,956
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-28-22.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	25

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

	Multi-Index 2065 Lifetime Portfolio	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$6,361,554	$51,664,318	$109,842,344	$149,272,405
Affiliated investments, at value	7,080,892	58,986,926	128,714,761	189,372,323
Total investments, at value	13,442,446	110,651,244	238,557,105	338,644,728
Dividends and interest receivable	2	4	4	10
Receivable for fund shares sold	56,289	195,743	386,587	526,601
Receivable for investments sold	6,387	2,045	1,142	205,927
Receivable for securities lending income	5	455	1,626	6,494
Receivable from affiliates	1,413	4,245	7,574	10,162
Other assets	29,654	36,326	43,874	46,516
Total assets	13,536,196	110,890,062	238,997,912	339,440,438
Liabilities
Payable for investments purchased	34,907	191,856	322,960	406,447
Payable for fund shares repurchased	93	46,508	78,596	44,702
Payable upon return of securities loaned	101,556	2,950,625	9,620,033	26,804,735
Payable to affiliates
Accounting and legal services fees	401	3,714	8,007	10,742
Transfer agent fees	77	798	1,770	2,846
Distribution and service fees	27	311	831	1,180
Trustees’ fees	26	26	57	78
Other liabilities and accrued expenses	72,250	65,412	65,493	66,359
Total liabilities	209,337	3,259,250	10,097,747	27,337,089
Net assets	$13,326,859	$107,630,812	$228,900,165	$312,103,349
Net assets consist of
Paid-in capital	$13,812,406	$99,893,860	$208,534,707	$287,018,967
Total distributable earnings (loss)	(485,547)	7,736,952	20,365,458	25,084,382
Net assets	$13,326,859	$107,630,812	$228,900,165	$312,103,349
Unaffiliated investments, at cost	$6,428,448	$49,177,772	$103,061,356	$140,569,803
Affiliated investments, at cost	8,044,941	61,716,512	133,290,320	196,129,132
Total investments, at cost	14,473,389	110,894,284	236,351,676	336,698,935
Securities loaned, at value	$99,554	$2,885,219	$10,535,781	$26,199,318
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$1,087,245	$7,607,814	$16,144,077	$27,161,409
Shares outstanding	86,499	520,162	1,189,596	1,989,126
Net asset value and redemption price per share	$12.57	$14.63	$13.57	$13.65
Class R4
Net assets	$237,869	$1,919,413	$4,972,684	$7,167,418
Shares outstanding	18,948	131,336	367,358	525,970
Net asset value, offering price and redemption price per share	$12.55	$14.61	$13.54	$13.63
Class R6
Net assets	$266,031	$27,568,440	$63,636,782	$98,168,926
Shares outstanding	21,205	1,887,135	4,701,168	7,207,039
Net asset value, offering price and redemption price per share	$12.55	$14.61	$13.54	$13.62
Class 1
Net assets	$11,735,714	$70,535,145	$144,146,622	$179,605,596
Shares outstanding	934,782	4,827,702	10,640,219	13,177,595
Net asset value, offering price and redemption price per share	$12.55	$14.61	$13.55	$13.63
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.23	$15.40	$14.28	$14.37

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
26	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Continued

	Multi-Index 2045 Lifetime Portfolio	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$198,041,500	$230,938,900	$298,357,967	$338,921,452
Affiliated investments, at value	226,688,136	235,607,014	252,424,314	252,803,242
Total investments, at value	424,729,636	466,545,914	550,782,281	591,724,694
Dividends and interest receivable	16	17	18	1,400
Receivable for fund shares sold	341,072	441,835	825,392	472,414
Receivable for investments sold	2,363	97,413	473,599	137,936
Receivable for securities lending income	3,263	6,729	13,554	25,317
Receivable from affiliates	12,783	13,595	15,804	16,490
Other assets	42,871	56,160	53,083	46,038
Total assets	425,132,004	467,161,663	552,163,731	592,424,289
Liabilities
Payable for investments purchased	324,596	190,962	527,299	472,929
Payable for fund shares repurchased	54,061	113,079	211,606	496,172
Payable upon return of securities loaned	17,566,240	34,823,778	36,464,519	58,149,314
Payable to affiliates
Accounting and legal services fees	14,111	14,994	17,783	18,620
Transfer agent fees	3,380	3,581	3,981	4,470
Distribution and service fees	1,197	1,274	1,729	1,867
Trustees’ fees	105	108	127	133
Other liabilities and accrued expenses	66,818	67,081	67,244	67,440
Total liabilities	18,030,508	35,214,857	37,294,288	59,210,945
Net assets	$407,101,496	$431,946,806	$514,869,443	$533,213,344
Net assets consist of
Paid-in capital	$373,583,908	$399,930,987	$481,166,709	$502,815,825
Total distributable earnings (loss)	33,517,588	32,015,819	33,702,734	30,397,519
Net assets	$407,101,496	$431,946,806	$514,869,443	$533,213,344
Unaffiliated investments, at cost	$186,953,985	$219,400,023	$287,976,789	$331,798,447
Affiliated investments, at cost	235,474,907	243,055,743	260,292,160	258,090,111
Total investments, at cost	422,428,892	462,455,766	548,268,949	589,888,558
Securities loaned, at value	$19,209,578	$34,091,802	$35,621,333	$56,809,477
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$31,315,672	$34,508,462	$38,492,342	$46,026,690
Shares outstanding	2,326,708	2,600,338	2,984,245	3,680,855
Net asset value and redemption price per share	$13.46	$13.27	$12.90	$12.50
Class R4
Net assets	$7,172,657	$7,624,933	$10,527,014	$11,208,062
Shares outstanding	534,679	575,173	817,134	897,317
Net asset value, offering price and redemption price per share	$13.41	$13.26	$12.88	$12.49
Class R6
Net assets	$121,760,313	$106,574,003	$119,508,363	$110,632,467
Shares outstanding	9,059,146	8,042,956	9,277,154	8,856,443
Net asset value, offering price and redemption price per share	$13.44	$13.25	$12.88	$12.49
Class 1
Net assets	$246,852,854	$283,239,408	$346,341,724	$365,346,125
Shares outstanding	18,374,333	21,375,328	26,879,297	29,263,159
Net asset value, offering price and redemption price per share	$13.43	$13.25	$12.89	$12.48
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.17	$13.97	$13.58	$13.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	27

STATEMENTS OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Continued

	Multi-Index 2025 Lifetime Portfolio	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$313,277,779	$177,619,552	$54,093,680	$41,357,926
Affiliated investments, at value	198,876,095	83,556,634	24,751,905	18,043,324
Total investments, at value	512,153,874	261,176,186	78,845,585	59,401,250
Dividends and interest receivable	3,448	2,872	1,268	1,057
Receivable for fund shares sold	335,037	824,569	85,890	4,491
Receivable for investments sold	492,738	518,459	75,454	2,119
Receivable for securities lending income	23,932	14,611	4,728	3,572
Receivable from affiliates	13,486	7,125	3,852	2,549
Other assets	49,717	47,573	32,339	39,500
Total assets	513,072,232	262,591,395	79,049,116	59,454,538
Liabilities
Payable for investments purchased	3,499	478,401	76,543	253,501
Payable for fund shares repurchased	381,361	432,492	270,298	24,048
Payable upon return of securities loaned	68,875,074	42,967,905	13,534,758	12,039,268
Payable to affiliates
Accounting and legal services fees	15,223	7,638	2,359	1,581
Transfer agent fees	5,509	3,417	848	262
Distribution and service fees	1,158	803	107	29
Trustees’ fees	111	56	22	25
Other liabilities and accrued expenses	68,798	67,812	67,048	67,868
Total liabilities	69,350,733	43,958,524	13,951,983	12,386,582
Net assets	$443,721,499	$218,632,871	$65,097,133	$47,067,956
Net assets consist of
Paid-in capital	$427,157,265	$213,814,827	$64,658,480	$46,961,575
Total distributable earnings (loss)	16,564,234	4,818,044	438,653	106,381
Net assets	$443,721,499	$218,632,871	$65,097,133	$47,067,956
Unaffiliated investments, at cost	$311,137,007	$176,734,561	$54,311,833	$41,748,083
Affiliated investments, at cost	201,857,176	84,792,084	25,359,699	18,495,441
Total investments, at cost	512,994,183	261,526,645	79,671,532	60,243,524
Securities loaned, at value	$67,290,700	$47,533,977	$13,428,498	$11,780,502
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$60,849,220	$38,518,558	$8,841,316	$2,834,156
Shares outstanding	5,135,845	3,435,577	826,844	270,226
Net asset value and redemption price per share	$11.85	$11.21	$10.69	$10.49
Class R4
Net assets	$6,947,444	$4,668,375	$669,337	$232,459
Shares outstanding	587,120	417,071	62,703	22,209
Net asset value, offering price and redemption price per share	$11.83	$11.19	$10.67	$10.47
Class R6
Net assets	$90,833,168	$49,058,162	$18,714,713	$7,527,450
Shares outstanding	7,674,127	4,378,216	1,751,496	718,379
Net asset value, offering price and redemption price per share	$11.84	$11.21	$10.68	$10.48
Class 1
Net assets	$285,091,667	$126,387,776	$36,871,767	$36,473,891
Shares outstanding	24,106,688	11,291,604	3,451,316	3,484,032
Net asset value, offering price and redemption price per share	$11.83	$11.19	$10.68	$10.47
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.47	$11.80	$11.25	$11.04

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
28	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

	Multi-Index 2065 Lifetime Portfolio	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$85,853	$860,427	$1,891,215	$2,507,390
Dividends from unaffiliated investments	35,608	405,573	895,312	1,184,335
Interest	1,811	19,451	42,538	56,577
Securities lending	6	3,321	6,268	12,958
Other income received from advisor	1,325	15,129	33,036	43,634
Total investment income	124,603	1,303,901	2,868,369	3,804,894
Expenses
Investment management fees	11,647	122,832	267,568	356,304
Distribution and service fees	3,197	28,379	62,187	81,051
Accounting and legal services fees	639	6,565	14,251	18,982
Transfer agent fees	256	4,048	9,051	13,436
Trustees’ fees	74	684	1,502	1,979
Custodian fees	12,555	15,650	15,650	15,650
State registration fees	29,864	29,958	30,848	33,307
Printing and postage	7,622	9,085	8,776	9,252
Professional fees	13,752	22,615	24,306	25,298
Other	4,785	6,651	7,451	9,631
Total expenses	84,391	246,467	441,590	564,890
Less expense reductions	(81,047)	(214,942)	(372,921)	(472,552)
Net expenses	3,344	31,525	68,669	92,338
Net investment income	121,259	1,272,376	2,799,700	3,712,556
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(62,674)	1,695,761	4,846,627	6,482,282
Affiliated investments	(120,210)	(312,165)	(844,249)	(1,085,099)
Capital gain distributions received from unaffiliated investments	514	5,101	11,195	14,848
Capital gain distributions received from affiliated investments	853,289	8,551,861	18,797,198	24,921,361
	670,919	9,940,558	22,810,771	30,333,392
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(236,593)	(4,343,702)	(10,549,271)	(14,109,474)
Affiliated investments	(1,197,576)	(12,288,908)	(26,685,696)	(35,597,264)
	(1,434,169)	(16,632,610)	(37,234,967)	(49,706,738)
Net realized and unrealized loss	(763,250)	(6,692,052)	(14,424,196)	(19,373,346)
Decrease in net assets from operations	$(641,991)	$(5,419,676)	$(11,624,496)	$(15,660,790)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	29

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Continued
	Multi-Index 2045 Lifetime Portfolio	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$3,268,373	$3,168,084	$3,391,048	$3,126,629
Dividends from unaffiliated investments	1,604,946	1,988,185	2,745,426	3,406,343
Interest	82,670	157,665	264,296	433,155
Securities lending	16,017	19,970	41,659	67,250
Other income received from advisor	57,062	11,330	—	—
Total investment income	5,029,068	5,345,234	6,442,429	7,033,377
Expenses
Investment management fees	474,989	551,431	705,555	806,119
Distribution and service fees	104,489	116,576	137,820	153,220
Accounting and legal services fees	25,087	26,491	31,263	32,631
Transfer agent fees	16,586	16,933	18,628	20,774
Trustees’ fees	2,687	2,734	3,232	3,339
Custodian fees	15,650	15,650	15,650	15,650
State registration fees	32,229	39,857	36,600	34,558
Printing and postage	9,267	9,210	9,287	9,300
Professional fees	26,629	26,888	27,864	28,198
Other	10,711	10,514	10,803	9,664
Total expenses	718,324	816,284	996,702	1,113,453
Less expense reductions	(599,012)	(684,885)	(808,359)	(852,184)
Net expenses	119,312	131,399	188,343	261,269
Net investment income	4,909,756	5,213,835	6,254,086	6,772,108
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,990,025	9,113,074	9,961,570	8,931,300
Affiliated investments	(1,206,652)	(972,435)	(909,818)	(282,120)
Capital gain distributions received from unaffiliated investments	18,883	82,474	190,443	257,328
Capital gain distributions received from affiliated investments	32,484,181	31,487,412	33,707,619	31,083,091
	40,286,437	39,710,525	42,949,814	39,989,599
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(19,074,802)	(20,588,727)	(24,220,459)	(24,193,757)
Affiliated investments	(46,641,804)	(45,315,400)	(48,529,605)	(45,093,355)
	(65,716,606)	(65,904,127)	(72,750,064)	(69,287,112)
Net realized and unrealized loss	(25,430,169)	(26,193,602)	(29,800,250)	(29,297,513)
Decrease in net assets from operations	$(20,520,413)	$(20,979,767)	$(23,546,164)	$(22,525,405)
30	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Continued
	Multi-Index 2025 Lifetime Portfolio	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$2,048,413	$649,214	$187,877	$89,991
Dividends from unaffiliated investments	3,320,426	2,034,838	618,571	464,101
Interest	492,652	296,859	102,958	82,221
Securities lending	66,387	61,915	11,639	13,864
Total investment income	5,927,878	3,042,826	921,045	650,177
Expenses
Investment management fees	735,376	430,609	130,448	97,101
Distribution and service fees	137,033	77,373	18,738	11,642
Accounting and legal services fees	26,620	13,445	4,006	2,809
Transfer agent fees	24,198	15,357	3,885	1,208
Trustees’ fees	2,723	1,360	398	291
Custodian fees	16,393	16,393	16,393	16,393
State registration fees	33,635	34,652	30,149	32,673
Printing and postage	9,279	9,090	8,612	9,002
Professional fees	26,904	24,140	22,095	21,879
Other	9,103	8,059	7,583	6,449
Total expenses	1,021,264	630,478	242,307	199,447
Less expense reductions	(688,250)	(385,764)	(169,633)	(146,889)
Net expenses	333,014	244,714	72,674	52,558
Net investment income	5,594,864	2,798,112	848,371	597,619
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	5,719,386	2,454,439	221,664	380,138
Affiliated investments	686,891	1,113,306	215,268	345,554
Capital gain distributions received from unaffiliated investments	305,255	220,838	79,901	59,309
Capital gain distributions received from affiliated investments	20,364,761	6,459,406	1,868,124	895,667
	27,076,293	10,247,989	2,384,957	1,680,668
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(19,094,967)	(10,280,320)	(2,663,059)	(1,983,301)
Affiliated investments	(30,361,542)	(10,554,033)	(2,968,306)	(1,648,227)
	(49,456,509)	(20,834,353)	(5,631,365)	(3,631,528)
Net realized and unrealized loss	(22,380,216)	(10,586,364)	(3,246,408)	(1,950,860)
Decrease in net assets from operations	$(16,785,352)	$(7,788,252)	$(2,398,037)	$(1,353,241)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2065 Lifetime Portfolio		Multi-Index 2060 Lifetime Portfolio		Multi-Index 2055 Lifetime Portfolio
	Six months ended 2-28-22 (unaudited)	Period ended 8-31-21[1]	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$121,259	$12,818	$1,272,376	$905,863	$2,799,700	$2,214,257
Net realized gain	670,919	6,852	9,940,558	2,831,211	22,810,771	7,219,779
Change in net unrealized appreciation (depreciation)	(1,434,169)	403,226	(16,632,610)	12,566,231	(37,234,967)	29,383,750
Increase (decrease) in net assets resulting from operations	(641,991)	422,896	(5,419,676)	16,303,305	(11,624,496)	38,817,786
Distributions to shareholders
From earnings
Class A	(8,818)	—	(288,337)	—	(730,576)	—
Class R4	(5,110)	(508)	(91,759)	(12,135)	(278,803)	(84,260)
Class R6	(6,384)	(531)	(1,368,847)	(369,514)	(3,597,228)	(1,278,110)
Class 1	(242,944)	(2,198)	(3,591,110)	(1,358,710)	(8,121,327)	(3,906,341)
Total distributions	(263,256)	(3,237)	(5,340,053)	(1,740,359)	(12,727,934)	(5,268,711)
Portfolio share transactions
From portfolio share transactions	8,036,827	5,775,620	24,225,669	34,423,973	41,499,724	60,855,557
Total increase	7,131,580	6,195,279	13,465,940	48,986,919	17,147,294	94,404,632
Net assets
Beginning of period	6,195,279	—	94,164,872	45,177,953	211,752,871	117,348,239
End of period	$13,326,859	$6,195,279	$107,630,812	$94,164,872	$228,900,165	$211,752,871

[1]	Period from 9-23-20 (commencement of operations) to 8-31-21.
32	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2050 Lifetime Portfolio		Multi-Index 2045 Lifetime Portfolio		Multi-Index 2040 Lifetime Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,712,556	$2,948,570	$4,909,756	$3,922,236	$5,213,835	$4,400,638
Net realized gain	30,333,392	9,983,966	40,286,437	13,647,410	39,710,525	14,638,171
Change in net unrealized appreciation (depreciation)	(49,706,738)	38,573,035	(65,716,606)	50,492,115	(65,904,127)	50,607,883
Increase (decrease) in net assets resulting from operations	(15,660,790)	51,505,571	(20,520,413)	68,061,761	(20,979,767)	69,646,692
Distributions to shareholders
From earnings
Class A	(1,127,671)	—	(1,353,614)	—	(1,583,119)	—
Class R4	(398,103)	(94,072)	(420,021)	(138,651)	(441,248)	(80,577)
Class R6	(5,684,275)	(2,451,180)	(7,215,567)	(3,265,356)	(6,380,074)	(3,078,025)
Class 1	(10,118,619)	(4,948,674)	(14,420,758)	(6,755,928)	(16,604,511)	(8,994,558)
Total distributions	(17,328,668)	(7,493,926)	(23,409,960)	(10,159,935)	(25,008,952)	(12,153,160)
Portfolio share transactions
From portfolio share transactions	67,622,765	72,772,349	78,215,708	102,792,003	86,872,479	103,486,409
Total increase	34,633,307	116,783,994	34,285,335	160,693,829	40,883,760	160,979,941
Net assets
Beginning of period	277,470,042	160,686,048	372,816,161	212,122,332	391,063,046	230,083,105
End of period	$312,103,349	$277,470,042	$407,101,496	$372,816,161	$431,946,806	$391,063,046
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	33

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multi-Index 2035 Lifetime Portfolio		Multi-Index 2030 Lifetime Portfolio		Multi-Index 2025 Lifetime Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$6,254,086	$5,529,604	$6,772,108	$6,493,025	$5,594,864	$5,837,858
Net realized gain	42,949,814	17,396,799	39,989,599	19,821,614	27,076,293	18,117,820
Change in net unrealized appreciation (depreciation)	(72,750,064)	51,934,662	(69,287,112)	46,227,534	(49,456,509)	27,885,512
Increase (decrease) in net assets resulting from operations	(23,546,164)	74,861,065	(22,525,405)	72,542,173	(16,785,352)	51,841,190
Distributions to shareholders
From earnings
Class A	(1,705,248)	—	(2,132,067)	—	(2,726,265)	—
Class R4	(592,118)	(199,326)	(674,010)	(301,434)	(439,487)	(225,984)
Class R6	(7,176,056)	(3,439,217)	(6,893,497)	(2,870,797)	(5,919,258)	(2,896,762)
Class 1	(19,771,865)	(10,973,708)	(22,558,522)	(13,029,121)	(18,101,006)	(11,608,129)
Total distributions	(29,245,287)	(14,612,251)	(32,258,096)	(16,201,352)	(27,186,016)	(14,730,875)
Portfolio share transactions
From portfolio share transactions	117,025,954	114,394,363	116,515,943	116,740,394	104,200,617	93,218,713
Total increase	64,234,503	174,643,177	61,732,442	173,081,215	60,229,249	130,329,028
Net assets
Beginning of period	450,634,940	275,991,763	471,480,902	298,399,687	383,492,250	253,163,222
End of period	$514,869,443	$450,634,940	$533,213,344	$471,480,902	$443,721,499	$383,492,250
34	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multi-Index 2020 Lifetime Portfolio		Multi-Index 2015 Lifetime Portfolio		Multi-Index 2010 Lifetime Portfolio
	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$2,798,112	$3,469,850	$848,371	$1,123,552	$597,619	$872,487
Net realized gain	10,247,989	10,317,663	2,384,957	3,026,181	1,680,668	1,814,254
Change in net unrealized appreciation (depreciation)	(20,834,353)	9,616,267	(5,631,365)	2,183,553	(3,631,528)	1,421,937
Increase (decrease) in net assets resulting from operations	(7,788,252)	23,403,780	(2,398,037)	6,333,286	(1,353,241)	4,108,678
Distributions to shareholders
From earnings
Class A	(1,931,447)	—	(426,685)	—	(128,277)	—
Class R4	(312,715)	(250,892)	(41,807)	(32,225)	(14,351)	(10,940)
Class R6	(3,413,680)	(2,027,179)	(1,240,663)	(957,089)	(433,284)	(258,771)
Class 1	(9,116,734)	(6,058,043)	(2,619,689)	(1,877,699)	(2,205,321)	(1,616,835)
Total distributions	(14,774,576)	(8,336,114)	(4,328,844)	(2,867,013)	(2,781,233)	(1,886,546)
Portfolio share transactions
From portfolio share transactions	42,480,709	33,251,268	14,793,533	7,297,148	10,492,108	6,240,971
Total increase	19,917,881	48,318,934	8,066,652	10,763,421	6,357,634	8,463,103
Net assets
Beginning of period	198,714,990	150,396,056	57,030,481	46,267,060	40,710,322	32,247,219
End of period	$218,632,871	$198,714,990	$65,097,133	$57,030,481	$47,067,956	$40,710,322
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	35

Financial highlights
Multi-Index 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2065 Lifetime Portfolio
Class A
02-28-2022[5]	13.52	0.12	(0.80)	(0.68)	(0.11)	(0.16)	(0.27)	12.57	(5.15)[6,7]	2.10[8]	0.41	0.96[8,9]	1,087	26
08-31-2021[10]	12.85	—[9,11]	0.67	0.67	—	—	—	13.52	5.21[6,7]	8.46[8]	0.41[8]	0.06[8]	225	19[12]
Class R4
02-28-2022[5]	13.51	0.15[9]	(0.81)	(0.66)	(0.14)	(0.16)	(0.30)	12.55	(5.07)[6]	2.01[8]	0.23	1.41[8,9]	238	26
08-31-2021[13]	10.00	0.11[9]	3.50	3.61	(0.10)	—	(0.10)	13.51	36.28[6]	8.34[8]	0.19[8]	0.99[8]	204	19
Class R6
02-28-2022[5]	13.52	0.24[9]	(0.88)	(0.64)	(0.17)	(0.16)	(0.33)	12.55	(4.91)[6]	1.69[8]	0.01	2.81[8,9]	266	26
08-31-2021[13]	10.00	0.17[9]	3.45	3.62	(0.10)	—	(0.10)	13.52	36.44[6]	8.06[8]	0.01[8]	1.52[8]	68	19
Class 1
02-28-2022[5]	13.52	0.17[9]	(0.82)	(0.65)	(0.16)	(0.16)	(0.32)	12.55	(4.95)[6]	1.74[8]	0.05	1.64[8,9]	11,736	26
08-31-2021[13]	10.00	0.07[9]	3.55	3.62	(0.10)	—	(0.10)	13.52	36.42[6]	8.10[8]	0.05[8]	0.58[8]	5,699	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-22 and 8-31-21 and 0.03% and less than 0.005% for the period ended 2-28-22 and 8-31-21, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Less than $0.005 per share.
[12] Portfolio turnover is shown for the period from 9-23-20 to 8-31-21.
[13] Period from 9-23-20 (commencement of operations) to 8-31-21.
36	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2060 Lifetime Portfolio
Class A
02-28-2022[5]	16.14	0.18	(0.94)	(0.76)	(0.17)	(0.58)	(0.75)	14.63	(5.07)[6,7]	0.83[8]	0.41	1.43[8,9]	7,608	24
08-31-2021[10]	15.35	(0.01)	0.80	0.79	—	—	—	16.14	5.15[6,7]	0.88[8]	0.41[8]	(0.24)[8]	1,905	15[11]
Class R4
02-28-2022[5]	16.14	0.18[9]	(0.94)	(0.76)	(0.19)	(0.58)	(0.77)	14.61	(5.04)[6]	0.77[8]	0.26	1.48[8,9]	1,919	24
08-31-2021	12.95	0.13	3.48	3.61	(0.18)	(0.24)	(0.42)	16.14	28.37	0.83	0.26	0.85	1,726	15
08-31-2020	12.06	0.13	1.59	1.72	(0.26)	(0.57)	(0.83)	12.95	14.56	1.02	0.24	1.16	376	32
08-31-2019	12.89	0.24[9]	(0.35)	(0.11)	(0.21)	(0.51)	(0.72)	12.06	(0.04)	1.00	0.16	1.97[9]	53	13
08-31-2018	12.03	0.23[9]	1.12	1.35	(0.20)	(0.29)	(0.49)	12.89	11.35	1.65	0.16	1.84[9]	57	24
08-31-2017[12]	11.31	0.02	0.70	0.72	—	—	—	12.03	6.37[6]	4.24[8]	0.18[8]	0.44[8]	53	46[13]
Class R6
02-28-2022[5]	16.16	0.20[9]	(0.94)	(0.74)	(0.23)	(0.58)	(0.81)	14.61	(4.93)[6]	0.43[8]	0.01	1.69[8,9]	27,568	24
08-31-2021	12.96	0.19	3.46	3.65	(0.21)	(0.24)	(0.45)	16.16	28.68	0.48	0.01	1.31	23,276	15
08-31-2020	12.06	0.22	1.53	1.75	(0.28)	(0.57)	(0.85)	12.96	14.84	0.70	—	1.90	8,365	32
08-31-2019	12.90	0.22[9]	(0.32)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.08	0.75	—	1.88[9]	2,758	13
08-31-2018	12.03	0.26[9]	1.12	1.38	(0.22)	(0.29)	(0.51)	12.90	11.61	1.40	—	2.08[9]	948	24
08-31-2017	10.60	0.21	1.40	1.61	(0.18)	—	(0.18)	12.03	15.40	3.99	0.02	1.91	188	46
Class 1
02-28-2022[5]	16.15	0.19[9]	(0.93)	(0.74)	(0.22)	(0.58)	(0.80)	14.61	(4.91)[6]	0.47[8]	0.05	1.63[8,9]	70,535	24
08-31-2021	12.96	0.20	3.43	3.63	(0.20)	(0.24)	(0.44)	16.15	28.54	0.52	0.05	1.39	67,257	15
08-31-2020	12.06	0.25	1.50	1.75	(0.28)	(0.57)	(0.85)	12.96	14.77	0.73	0.05	2.08	36,437	32
08-31-2019	12.90	0.23[9]	(0.33)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.03	0.78	0.05	1.92[9]	24,271	13
08-31-2018	12.03	0.22[9]	1.15	1.37	(0.21)	(0.29)	(0.50)	12.90	11.56	1.44	0.05	1.75[9]	15,168	24
08-31-2017	10.60	0.18	1.43	1.61	(0.18)	—	(0.18)	12.03	15.36	4.03	0.07	1.60	5,691	46

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-22, 8-31-19 and 8-31-18 and 0.03%, 0.01% and less than 0.005% for the periods ended 2-28-22, 8-31-19 and 8-31-18, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] The inception date for Class R4 shares is 4-7-17.
[13] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	37

Financial highlights continued
Multi-Index 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2055 Lifetime Portfolio
Class A
02-28-2022[5]	15.05	0.17	(0.88)	(0.71)	(0.16)	(0.61)	(0.77)	13.57	(5.08)[6,7]	0.74[8]	0.41	1.53[8,9]	16,144	22
08-31-2021[10]	14.31	(0.01)	0.75	0.74	—	—	—	15.05	5.17[6,7]	0.76[8]	0.41[8]	(0.27)[8]	4,336	15[11]
Class R4
02-28-2022[5]	15.03	0.17[9]	(0.86)	(0.69)	(0.19)	(0.61)	(0.80)	13.54	(5.00)[6]	0.69[8]	0.26	1.43[8,9]	4,973	22
08-31-2021	12.15	0.15	3.21	3.36	(0.17)	(0.31)	(0.48)	15.03	28.26	0.71	0.26	1.11	5,128	15
08-31-2020	11.48	0.06	1.58	1.64	(0.25)	(0.72)	(0.97)	12.15	14.67	0.76	0.26	0.57	2,219	28
08-31-2019	12.71	0.23[9]	(0.40)	(0.17)	(0.23)	(0.83)	(1.06)	11.48	(0.14)	0.65	0.16	1.96[9]	52	18
08-31-2018	12.18	0.23[9]	1.13	1.36	(0.23)	(0.60)	(0.83)	12.71	11.42	0.73	0.16	1.86[9]	55	17
08-31-2017[12]	11.45	0.02	0.71	0.73	—	—	—	12.18	6.38[6]	0.72[8]	0.18[8]	0.45[8]	53	15[13]
Class R6
02-28-2022[5]	15.05	0.19[9]	(0.87)	(0.68)	(0.22)	(0.61)	(0.83)	13.54	(4.90)[6]	0.34[8]	0.01	1.73[8,9]	63,637	22
08-31-2021	12.16	0.19	3.20	3.39	(0.19)	(0.31)	(0.50)	15.05	28.60	0.36	0.01	1.39	57,666	15
08-31-2020	11.48	0.23	1.44	1.67	(0.27)	(0.72)	(0.99)	12.16	14.95	0.42	—	2.04	24,431	28
08-31-2019	12.71	0.21[9]	(0.36)	(0.15)	(0.25)	(0.83)	(1.08)	11.48	0.06	0.40	—	1.86[9]	10,711	18
08-31-2018	12.19	0.20[9]	1.17	1.37	(0.25)	(0.60)	(0.85)	12.71	11.49	0.48	—	1.64[9]	4,456	17
08-31-2017	10.91	0.10	1.53	1.63	(0.21)	(0.14)	(0.35)	12.19	15.35	0.47	0.01	0.84	1,746	15
Class 1
02-28-2022[5]	15.06	0.18[9]	(0.86)	(0.68)	(0.22)	(0.61)	(0.83)	13.55	(4.94)[6]	0.38[8]	0.05	1.64[8,9]	144,147	22
08-31-2021	12.16	0.19	3.21	3.40	(0.19)	(0.31)	(0.50)	15.06	28.63	0.40	0.05	1.42	144,622	15
08-31-2020	11.49	0.24	1.42	1.66	(0.27)	(0.72)	(0.99)	12.16	14.78	0.46	0.05	2.13	90,699	28
08-31-2019	12.72	0.23[9]	(0.39)	(0.16)	(0.24)	(0.83)	(1.07)	11.49	0.00[14]	0.44	0.05	2.01[9]	71,469	18
08-31-2018	12.19	0.24[9]	1.13	1.37	(0.24)	(0.60)	(0.84)	12.72	11.52	0.51	0.05	1.90[9]	66,316	17
08-31-2017	10.91	0.21	1.42	1.63	(0.21)	(0.14)	(0.35)	12.19	15.28	0.51	0.06	1.86	52,950	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-22, 8-31-19 and 8-31-18 and 0.03%, 0.01% and 0.01% for the periods ended 2-28-22, 8-31-19 and 8-31-18, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[13] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[14] Less than 0.005%.
38	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2050 Lifetime Portfolio
Class A
02-28-2022[5]	15.16	0.17	(0.89)	(0.72)	(0.16)	(0.63)	(0.79)	13.65	(5.14)[6,7]	0.73[8]	0.41	1.49[8,9]	27,161	22
08-31-2021[10]	14.41	(0.01)	0.76	0.75	—	—	—	15.16	5.20[6,7]	0.74[8]	0.41[8]	(0.28)[8]	4,180	17[11]
Class R4
02-28-2022[5]	15.14	0.17[9]	(0.87)	(0.70)	(0.18)	(0.63)	(0.81)	13.63	(4.98)[6]	0.67[8]	0.26	1.45[8,9]	7,167	22
08-31-2021	12.27	0.14	3.25	3.39	(0.17)	(0.35)	(0.52)	15.14	28.30	0.69	0.26	0.99	7,284	17
08-31-2020	11.61	0.10	1.56	1.66	(0.25)	(0.75)	(1.00)	12.27	14.61	0.73	0.26	0.95	2,351	30
08-31-2019	12.85	0.10[9]	(0.28)	(0.18)	(0.23)	(0.83)	(1.06)	11.61	(0.18)	0.68	0.24	0.87[9]	241	19
08-31-2018	12.26	0.23[9]	1.14	1.37	(0.22)	(0.56)	(0.78)	12.85	11.44	0.66	0.16	1.86[9]	56	14
08-31-2017[12]	11.53	0.02	0.71	0.73	—	—	—	12.26	6.33[6]	0.69[8]	0.18[8]	0.44[8]	53	16[13]
Class R6
02-28-2022[5]	15.15	0.19[9]	(0.87)	(0.68)	(0.22)	(0.63)	(0.85)	13.62	(4.89)[6]	0.33[8]	0.01	1.71[8,9]	98,169	22
08-31-2021	12.28	0.19	3.23	3.42	(0.20)	(0.35)	(0.55)	15.15	28.55	0.34	0.01	1.42	94,579	17
08-31-2020	11.62	0.24	1.45	1.69	(0.28)	(0.75)	(1.03)	12.28	14.89	0.38	—	2.09	48,478	30
08-31-2019	12.85	0.23[9]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.11	0.36	—	1.98[9]	26,188	19
08-31-2018	12.26	0.23[9]	1.16	1.39	(0.24)	(0.56)	(0.80)	12.85	11.61	0.41	—	1.84[9]	18,646	14
08-31-2017	10.99	0.04	1.60	1.64	(0.22)	(0.15)	(0.37)	12.26	15.26	0.44	0.01	0.31	10,359	16
Class 1
02-28-2022[5]	15.16	0.18[9]	(0.86)	(0.68)	(0.22)	(0.63)	(0.85)	13.63	(4.92)[6]	0.37[8]	0.05	1.64[8,9]	179,606	22
08-31-2021	12.28	0.19	3.23	3.42	(0.19)	(0.35)	(0.54)	15.16	28.59	0.38	0.05	1.42	171,428	17
08-31-2020	11.62	0.25	1.43	1.68	(0.27)	(0.75)	(1.02)	12.28	14.82	0.42	0.05	2.16	109,857	30
08-31-2019	12.85	0.23[9]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.05	0.39	0.05	2.01[9]	91,692	19
08-31-2018	12.27	0.24[9]	1.13	1.37	(0.23)	(0.56)	(0.79)	12.85	11.46	0.45	0.05	1.90[9]	88,412	14
08-31-2017	10.99	0.22	1.42	1.64	(0.21)	(0.15)	(0.36)	12.27	15.29	0.48	0.06	1.90	70,115	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-22, 8-31-19 and 8-31-18 and 0.03%, 0.01% and 0.01% for the periods ended 2-28-22, 8-31-19 and 8-31-18, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[13] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	39

Financial highlights continued
Multi-Index 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2045 Lifetime Portfolio
Class A
02-28-2022[5]	14.96	0.16	(0.85)	(0.69)	(0.16)	(0.65)	(0.81)	13.46	(5.01)[6,7]	0.72[8]	0.41	1.46[8,9]	31,316	22
08-31-2021[10]	14.22	(0.01)	0.75	0.74	—	—	—	14.96	5.20[6,7]	0.72[8]	0.41[8]	(0.28)[8]	7,583	18[11]
Class R4
02-28-2022[5]	14.93	0.17[9]	(0.86)	(0.69)	(0.18)	(0.65)	(0.83)	13.41	(5.01)[6]	0.66[8]	0.26	1.46[8,9]	7,173	22
08-31-2021	12.11	0.15	3.19	3.34	(0.17)	(0.35)	(0.52)	14.93	28.31	0.67	0.26	1.12	7,411	18
08-31-2020	11.49	0.13	1.51	1.64	(0.26)	(0.76)	(1.02)	12.11	14.67	0.70	0.27	1.18	3,188	33
08-31-2019	12.76	0.20[9]	(0.38)	(0.18)	(0.23)	(0.86)	(1.09)	11.49	(0.11)	0.60	0.18	1.72[9]	50	19
08-31-2018	12.21	0.23[9]	1.14	1.37	(0.22)	(0.60)	(0.82)	12.76	11.37	0.62	0.16	1.87[9]	56	12
08-31-2017[12]	11.48	0.02	0.71	0.73	—	—	—	12.21	6.35[6]	0.63[8]	0.18[8]	0.44[8]	53	21[13]
Class R6
02-28-2022[5]	14.97	0.18[9]	(0.84)	(0.66)	(0.22)	(0.65)	(0.87)	13.44	(4.83)[6]	0.31[8]	0.01	1.72[8,9]	121,760	22
08-31-2021	12.14	0.20	3.18	3.38	(0.20)	(0.35)	(0.55)	14.97	28.59	0.32	0.01	1.44	116,109	18
08-31-2020	11.51	0.24	1.43	1.67	(0.28)	(0.76)	(1.04)	12.14	14.94	0.35	—	2.16	66,299	33
08-31-2019	12.77	0.22[9]	(0.37)	(0.15)	(0.25)	(0.86)	(1.11)	11.51	0.09	0.33	—	1.96[9]	44,013	19
08-31-2018	12.22	0.23[9]	1.15	1.38	(0.23)	(0.60)	(0.83)	12.77	11.61	0.37	—	1.85[9]	32,149	12
08-31-2017	10.96	0.03	1.60	1.63	(0.22)	(0.15)	(0.37)	12.22	15.29	0.37	0.01	0.24	21,476	21
Class 1
02-28-2022[5]	14.96	0.18[9]	(0.85)	(0.67)	(0.21)	(0.65)	(0.86)	13.43	(4.88)[6]	0.35[8]	0.05	1.65[8,9]	246,853	22
08-31-2021	12.13	0.19	3.19	3.38	(0.20)	(0.35)	(0.55)	14.96	28.56	0.36	0.05	1.41	241,713	18
08-31-2020	11.50	0.24	1.42	1.66	(0.27)	(0.76)	(1.03)	12.13	14.89	0.39	0.05	2.15	142,635	33
08-31-2019	12.76	0.23[9]	(0.39)	(0.16)	(0.24)	(0.86)	(1.10)	11.50	0.03	0.37	0.05	2.02[9]	120,446	19
08-31-2018	12.22	0.24[9]	1.13	1.37	(0.23)	(0.60)	(0.83)	12.76	11.47	0.40	0.05	1.90[9]	121,475	12
08-31-2017	10.96	0.22	1.40	1.62	(0.21)	(0.15)	(0.36)	12.22	15.24	0.41	0.06	1.93	100,206	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 2-28-22, 8-31-19 and 8-31-18 and 0.03%, 0.01% and 0.01% for the periods ended 2-28-22, 8-31-19 and 8-31-18, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[13] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
40	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2040 Lifetime Portfolio
Class A
02-28-2022[5]	14.71	0.16	(0.81)	(0.65)	(0.17)	(0.62)	(0.79)	13.27	(4.78)[6,7]	0.74[8]	0.41	1.54[8]	34,508	20
08-31-2021[9]	14.02	(0.01)	0.70	0.69	—	—	—	14.71	4.92[6,7]	0.74[8]	0.41[8]	(0.21)[8]	7,706	20[10]
Class R4
02-28-2022[5]	14.71	0.16	(0.79)	(0.63)	(0.20)	(0.62)	(0.82)	13.26	(4.70)[6]	0.69[8]	0.26	1.53[8]	7,625	20
08-31-2021	12.12	0.13	3.05	3.18	(0.18)	(0.41)	(0.59)	14.71	26.96	0.68	0.26	0.95	7,774	20
08-31-2020	11.50	0.08	1.57	1.65	(0.26)	(0.77)	(1.03)	12.12	14.75	0.69	0.26	0.77	1,808	41
08-31-2019	12.79	0.23[11]	(0.38)	(0.15)	(0.23)	(0.91)	(1.14)	11.50	0.11	0.58	0.17	1.96[11]	54	18
08-31-2018	12.25	0.24	1.10	1.34	(0.22)	(0.58)	(0.80)	12.79	11.20	0.61	0.16	1.87	56	15
08-31-2017[12]	11.52	0.02	0.71	0.73	—	—	—	12.25	6.34[6]	0.61[8]	0.18[8]	0.46[8]	53	19[13]
Class R6
02-28-2022[5]	14.72	0.18	(0.80)	(0.62)	(0.23)	(0.62)	(0.85)	13.25	(4.61)[6]	0.34[8]	0.01	1.80[8]	106,574	20
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.21	0.33	0.01	1.50	101,995	20
08-31-2020	11.50	0.25	1.43	1.68	(0.28)	(0.77)	(1.05)	12.13	15.05	0.35	0.01	2.21	56,804	41
08-31-2019	12.80	0.23[11]	(0.37)	(0.14)	(0.25)	(0.91)	(1.16)	11.50	0.23	0.33	—	2.01[11]	37,168	18
08-31-2018	12.25	0.24	1.13	1.37	(0.24)	(0.58)	(0.82)	12.80	11.46	0.36	—	1.90	27,193	15
08-31-2017	10.99	0.03	1.60	1.63	(0.22)	(0.15)	(0.37)	12.25	15.24	0.36	0.02	0.25	20,326	19
Class 1
02-28-2022[5]	14.72	0.18	(0.80)	(0.62)	(0.23)	(0.62)	(0.85)	13.25	(4.64)[6]	0.38[8]	0.05	1.73[8]	283,239	20
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.16	0.37	0.05	1.51	273,588	20
08-31-2020	11.50	0.25	1.42	1.67	(0.27)	(0.77)	(1.04)	12.13	14.98	0.39	0.06	2.23	171,471	41
08-31-2019	12.79	0.24[11]	(0.38)	(0.14)	(0.24)	(0.91)	(1.15)	11.50	0.25	0.37	0.05	2.04[11]	152,593	18
08-31-2018	12.25	0.24	1.11	1.35	(0.23)	(0.58)	(0.81)	12.79	11.32	0.39	0.05	1.92	151,315	15
08-31-2017	10.98	0.22	1.41	1.63	(0.21)	(0.15)	(0.36)	12.25	15.29	0.39	0.07	1.92	130,499	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and less than 0.005% for the periods ended 8-31-19.
[12] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[13] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	41

Financial highlights continued
Multi-Index 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2035 Lifetime Portfolio
Class A
02-28-2022[5]	14.26	0.16	(0.76)	(0.60)	(0.17)	(0.59)	(0.76)	12.90	(4.56)[6,7]	0.75[8]	0.43	1.58[8]	38,492	19
08-31-2021[9]	13.64	—[10]	0.62	0.62	—	—	—	14.26	4.55[6,7]	0.75[8]	0.43[8]	(0.09)[8]	7,671	24[11]
Class R4
02-28-2022[5]	14.26	0.16	(0.76)	(0.60)	(0.19)	(0.59)	(0.78)	12.88	(4.55)[6]	0.70[8]	0.27	1.61[8]	10,527	19
08-31-2021	12.00	0.16	2.69	2.85	(0.18)	(0.41)	(0.59)	14.26	24.47	0.70	0.27	1.24	10,690	24
08-31-2020	11.40	0.15	1.42	1.57	(0.27)	(0.70)	(0.97)	12.00	14.15	0.71	0.29	1.39	3,970	42
08-31-2019	12.52	0.22	(0.28)	(0.06)	(0.24)	(0.82)	(1.06)	11.40	0.72	0.61	0.19	1.92	66	19
08-31-2018	12.11	0.24	0.98	1.22	(0.23)	(0.58)	(0.81)	12.52	10.35	0.61	0.18	1.96	55	15
08-31-2017[12]	11.42	0.03	0.66	0.69	—	—	—	12.11	6.04[6]	0.60[8]	0.20[8]	0.59[8]	53	22[13]
Class R6
02-28-2022[5]	14.27	0.18	(0.75)	(0.57)	(0.23)	(0.59)	(0.82)	12.88	(4.39)[6]	0.35[8]	0.02	1.90[8]	119,508	19
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.73	0.35	0.02	1.58	115,558	24
08-31-2020	11.40	0.25	1.35	1.60	(0.29)	(0.70)	(0.99)	12.01	14.45	0.36	0.03	2.27	61,944	42
08-31-2019	12.52	0.24	(0.28)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.93	0.34	0.01	2.11	38,369	19
08-31-2018	12.11	0.24	1.00	1.24	(0.25)	(0.58)	(0.83)	12.52	10.51	0.36	0.01	1.96	20,590	15
08-31-2017	10.94	0.05	1.50	1.55	(0.22)	(0.16)	(0.38)	12.11	14.56	0.35	0.03	0.42	14,013	22
Class 1
02-28-2022[5]	14.27	0.18	(0.75)	(0.57)	(0.22)	(0.59)	(0.81)	12.89	(4.36)[6]	0.39[8]	0.07	1.84[8]	346,342	19
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.67	0.39	0.06	1.62	316,717	24
08-31-2020	11.40	0.26	1.33	1.59	(0.28)	(0.70)	(0.98)	12.01	14.40	0.40	0.08	2.28	210,077	42
08-31-2019	12.52	0.25	(0.29)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.88	0.38	0.06	2.19	185,231	19
08-31-2018	12.11	0.25	0.99	1.24	(0.25)	(0.58)	(0.83)	12.52	10.46	0.40	0.06	2.01	195,082	15
08-31-2017	10.95	0.22	1.31	1.53	(0.21)	(0.16)	(0.37)	12.11	14.39	0.39	0.08	1.97	169,855	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Less than $0.005 per share.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[13] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
42	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2030 Lifetime Portfolio
Class A
02-28-2022[5]	13.81	0.16	(0.70)	(0.54)	(0.18)	(0.59)	(0.77)	12.50	(4.25)[6,7]	0.78[8]	0.45	1.83[8]	46,027	21
08-31-2021[9]	13.26	—[10]	0.55	0.55	—	—	—	13.81	4.15[6,7]	0.77[8]	0.46[8]	0.12[8]	9,031	31[11]
Class R4
02-28-2022[5]	13.81	0.16	(0.69)	(0.53)	(0.20)	(0.59)	(0.79)	12.49	(4.16)[6]	0.73[8]	0.30	1.79[8]	11,208	21
08-31-2021	11.90	0.19	2.31	2.50	(0.19)	(0.40)	(0.59)	13.81	21.64	0.72	0.30	1.48	11,545	31
08-31-2020	11.31	0.19	1.26	1.45	(0.27)	(0.59)	(0.86)	11.90	13.20	0.74	0.32	1.78	6,232	45
08-31-2019	12.20	0.24	(0.15)	0.09	(0.25)	(0.73)	(0.98)	11.31	1.80	0.62	0.21	2.18	56	24
08-31-2018	11.95	0.25	0.80	1.05	(0.23)	(0.57)	(0.80)	12.20	9.03	0.63	0.21	2.07	54	19
08-31-2017[12]	11.31	0.04	0.60	0.64	—	—	—	11.95	5.66[6]	0.62[8]	0.22[8]	0.77[8]	53	25[13]
Class R6
02-28-2022[5]	13.82	0.18	(0.68)	(0.50)	(0.24)	(0.59)	(0.83)	12.49	(4.00)[6]	0.38[8]	0.04	2.09[8]	110,632	21
08-31-2021	11.91	0.22	2.31	2.53	(0.22)	(0.40)	(0.62)	13.82	21.88	0.37	0.05	1.68	102,495	31
08-31-2020	11.32	0.25	1.22	1.47	(0.29)	(0.59)	(0.88)	11.91	13.38	0.39	0.06	2.29	46,937	45
08-31-2019	12.21	0.25	(0.14)	0.11	(0.27)	(0.73)	(1.00)	11.32	2.01	0.37	0.04	2.29	21,285	24
08-31-2018	11.95	0.24	0.84	1.08	(0.25)	(0.57)	(0.82)	12.21	9.30	0.38	0.05	1.98	6,635	19
08-31-2017	10.92	0.08	1.32	1.40	(0.23)	(0.14)	(0.37)	11.95	13.22	0.37	0.06	0.75	4,730	25
Class 1
02-28-2022[5]	13.82	0.18	(0.70)	(0.52)	(0.23)	(0.59)	(0.82)	12.48	(4.11)[6]	0.42[8]	0.09	1.99[8]	365,346	21
08-31-2021	11.91	0.23	2.29	2.52	(0.21)	(0.40)	(0.61)	13.82	21.83	0.41	0.09	1.77	348,410	31
08-31-2020	11.31	0.26	1.21	1.47	(0.28)	(0.59)	(0.87)	11.91	13.43	0.42	0.11	2.35	245,230	45
08-31-2019	12.20	0.26	(0.16)	0.10	(0.26)	(0.73)	(0.99)	11.31	1.94	0.41	0.09	2.33	216,585	24
08-31-2018	11.95	0.25	0.82	1.07	(0.25)	(0.57)	(0.82)	12.20	9.16	0.42	0.10	2.12	229,653	19
08-31-2017	10.92	0.24	1.16	1.40	(0.23)	(0.14)	(0.37)	11.95	13.16	0.40	0.11	2.10	205,698	25

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Less than $0.005 per share.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[13] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	43

Financial highlights continued
Multi-Index 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2025 Lifetime Portfolio
Class A
02-28-2022[5]	13.07	0.15	(0.60)	(0.45)	(0.19)	(0.58)	(0.77)	11.85	(3.78)[6,7]	0.82[8]	0.50	1.94[8]	60,849	17
08-31-2021[9]	12.62	0.01	0.44	0.45	—	—	—	13.07	3.57[6,7]	0.81[8]	0.49[8]	0.45[8]	12,112	41[10]
Class R4
02-28-2022[5]	13.07	0.16	(0.61)	(0.45)	(0.21)	(0.58)	(0.79)	11.83	(3.78)[6]	0.77[8]	0.34	1.95[8]	6,947	17
08-31-2021	11.62	0.20	1.88	2.08	(0.20)	(0.43)	(0.63)	13.07	18.50	0.76	0.34	1.67	7,251	41
08-31-2020	11.15	0.20	1.07	1.27	(0.28)	(0.52)	(0.80)	11.62	11.74	0.77	0.36	1.82	4,177	62
08-31-2019	11.86	0.27	(0.04)[11]	0.23	(0.27)	(0.67)	(0.94)	11.15	2.94	0.66	0.25	2.40	55	25
08-31-2018	11.72	0.26	0.62	0.88	(0.24)	(0.50)	(0.74)	11.86	7.72	0.67	0.25	2.20	53	23
08-31-2017[12]	11.15	0.05	0.52	0.57	—	—	—	11.72	5.11[6]	0.65[8]	0.26[8]	0.99[8]	53	28[13]
Class R6
02-28-2022[5]	13.09	0.17	(0.60)	(0.43)	(0.24)	(0.58)	(0.82)	11.84	(3.62)[6]	0.42[8]	0.09	2.21[8]	90,833	17
08-31-2021	11.63	0.23	1.89	2.12	(0.23)	(0.43)	(0.66)	13.09	18.84	0.41	0.09	1.89	91,021	41
08-31-2020	11.15	0.27	1.03	1.30	(0.30)	(0.52)	(0.82)	11.63	11.98	0.42	0.10	2.45	43,689	62
08-31-2019	11.87	0.24	—[11,14]	0.24	(0.29)	(0.67)	(0.96)	11.15	3.05	0.41	0.08	2.23	17,092	25
08-31-2018	11.72	0.27	0.64	0.91	(0.26)	(0.50)	(0.76)	11.87	7.96	0.42	0.08	2.29	4,587	23
08-31-2017	10.90	0.11	1.10	1.21	(0.25)	(0.14)	(0.39)	11.72	11.46	0.40	0.09	1.03	3,001	28
Class 1
02-28-2022[5]	13.08	0.17	(0.61)	(0.44)	(0.23)	(0.58)	(0.81)	11.83	(3.66)[6]	0.46[8]	0.13	2.17[8]	285,092	17
08-31-2021	11.62	0.24	1.88	2.12	(0.23)	(0.43)	(0.66)	13.08	18.81	0.45	0.13	1.94	273,108	41
08-31-2020	11.14	0.27	1.02	1.29	(0.29)	(0.52)	(0.81)	11.62	11.94	0.46	0.15	2.46	205,297	62
08-31-2019	11.86	0.28	(0.05)[11]	0.23	(0.28)	(0.67)	(0.95)	11.14	2.99	0.44	0.13	2.52	200,661	25
08-31-2018	11.72	0.27	0.63	0.90	(0.26)	(0.50)	(0.76)	11.86	7.83	0.46	0.13	2.26	215,247	23
08-31-2017	10.89	0.25	0.97	1.22	(0.25)	(0.14)	(0.39)	11.72	11.50	0.44	0.14	2.25	198,109	28

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[12] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[13] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[14] Less than $0.005 per share.
44	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2020 Lifetime Portfolio
Class A
02-28-2022[5]	12.40	0.14	(0.54)	(0.40)	(0.20)	(0.59)	(0.79)	11.21	(3.53)[6,7]	0.92[8]	0.56	1.98[8]	38,519	24
08-31-2021[9]	12.04	0.01	0.35	0.36	—	—	—	12.40	2.99[6,7]	0.91[8]	0.55[8]	0.56[8]	8,174	48[10]
Class R4
02-28-2022[5]	12.39	0.15	(0.54)	(0.39)	(0.22)	(0.59)	(0.81)	11.19	(3.46)[6]	0.87[8]	0.40	2.11[8]	4,668	24
08-31-2021	11.34	0.22	1.44	1.66	(0.22)	(0.39)	(0.61)	12.39	15.08	0.86	0.40	1.89	5,186	48
08-31-2020	11.01	0.24	0.80	1.04	(0.29)	(0.42)	(0.71)	11.34	9.66	0.86	0.39	2.26	4,746	78
08-31-2019	11.48	0.24	0.13	0.37	(0.28)	(0.56)	(0.84)	11.01	4.12	0.75	0.29	2.25	101	24
08-31-2018	11.45	0.27	0.43	0.70	(0.26)	(0.41)	(0.67)	11.48	6.25	0.74	0.26	2.34	52	30
08-31-2017[11]	10.96	0.06	0.43	0.49	—	—	—	11.45	4.47[6]	0.71[8]	0.28[8]	1.25[8]	52	37[12]
Class R6
02-28-2022[5]	12.42	0.16	(0.53)	(0.37)	(0.25)	(0.59)	(0.84)	11.21	(3.29)[6]	0.52[8]	0.16	2.37[8]	49,058	24
08-31-2021	11.36	0.25	1.45	1.70	(0.25)	(0.39)	(0.64)	12.42	15.41	0.51	0.14	2.12	47,943	48
08-31-2020	11.02	0.27	0.80	1.07	(0.31)	(0.42)	(0.73)	11.36	9.97	0.51	0.13	2.52	38,491	78
08-31-2019	11.49	0.27	0.12	0.39	(0.30)	(0.56)	(0.86)	11.02	4.32	0.47	0.10	2.54	9,368	24
08-31-2018	11.46	0.25	0.47	0.72	(0.28)	(0.41)	(0.69)	11.49	6.42	0.49	0.10	2.21	2,816	30
08-31-2017	10.84	0.21	0.79	1.00	(0.25)	(0.13)	(0.38)	11.46	9.62	0.46	0.11	1.97	622	37
Class 1
02-28-2022[5]	12.41	0.16	(0.55)	(0.39)	(0.24)	(0.59)	(0.83)	11.19	(3.41)[6]	0.56[8]	0.20	2.33[8]	126,388	24
08-31-2021	11.35	0.25	1.44	1.69	(0.24)	(0.39)	(0.63)	12.41	15.37	0.55	0.19	2.11	137,412	48
08-31-2020	11.01	0.29	0.77	1.06	(0.30)	(0.42)	(0.72)	11.35	9.93	0.54	0.18	2.70	107,158	78
08-31-2019	11.48	0.30	0.08	0.38	(0.29)	(0.56)	(0.85)	11.01	4.27	0.50	0.15	2.73	124,872	24
08-31-2018	11.46	0.28	0.42	0.70	(0.27)	(0.41)	(0.68)	11.48	6.28	0.52	0.15	2.44	141,470	30
08-31-2017	10.83	0.26	0.76	1.02	(0.26)	(0.13)	(0.39)	11.46	9.67	0.50	0.16	2.41	144,223	37

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[12] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	45

Financial highlights continued
Multi-Index 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2015 Lifetime Portfolio
Class A
02-28-2022[5]	11.76	0.13	(0.50)	(0.37)	(0.19)	(0.51)	(0.70)	10.69	(3.42)[6,7]	1.11[8]	0.57	1.96[8]	8,841	28
08-31-2021[9]	11.46	0.02	0.28	0.30	—	—	—	11.76	2.62[6,7]	1.12[8]	0.57[8]	0.81[8]	1,932	58[10]
Class R4
02-28-2022[5]	11.75	0.14	(0.50)	(0.36)	(0.21)	(0.51)	(0.72)	10.67	(3.35)[6]	1.06[8]	0.42	2.14[8]	669	28
08-31-2021	11.00	0.22	1.16	1.38	(0.21)	(0.42)	(0.63)	11.75	13.00	1.07	0.41	1.98	672	58
08-31-2020	10.82	0.22	0.67	0.89	(0.30)	(0.41)	(0.71)	11.00	8.45	1.11	0.40	2.12	1,582	99
08-31-2019	11.07	0.29	0.20	0.49	(0.29)	(0.45)	(0.74)	10.82	5.20	0.90	0.27	2.73	50	27
08-31-2018	11.18	0.27	0.28	0.55	(0.28)	(0.38)	(0.66)	11.07	5.01	0.96	0.27	2.47	52	28
08-31-2017[11]	10.74	0.07	0.37	0.44	—	—	—	11.18	4.10[6]	0.88[8]	0.29[8]	1.48[8]	52	47[12]
Class R6
02-28-2022[5]	11.77	0.16	(0.50)	(0.34)	(0.24)	(0.51)	(0.75)	10.68	(3.19)[6]	0.71[8]	0.17	2.39[8]	18,715	28
08-31-2021	11.02	0.26	1.15	1.41	(0.24)	(0.42)	(0.66)	11.77	13.24	0.72	0.16	2.27	19,660	58
08-31-2020	10.82	0.28	0.64	0.92	(0.31)	(0.41)	(0.72)	11.02	8.81	0.76	0.14	2.63	15,783	99
08-31-2019	11.07	0.27	0.23	0.50	(0.30)	(0.45)	(0.75)	10.82	5.39	0.65	0.10	2.57	3,227	27
08-31-2018	11.18	0.31	0.26	0.57	(0.30)	(0.38)	(0.68)	11.07	5.17	0.71	0.11	2.80	880	28
08-31-2017	10.74	0.24	0.59	0.83	(0.27)	(0.12)	(0.39)	11.18	8.04	0.63	0.12	2.26	383	47
Class 1
02-28-2022[5]	11.77	0.16	(0.51)	(0.35)	(0.23)	(0.51)	(0.74)	10.68	(3.23)[6]	0.75[8]	0.21	2.39[8]	36,872	28
08-31-2021	11.02	0.25	1.16	1.41	(0.24)	(0.42)	(0.66)	11.77	13.19	0.76	0.21	2.23	34,767	58
08-31-2020	10.82	0.29	0.63	0.92	(0.31)	(0.41)	(0.72)	11.02	8.76	0.80	0.19	2.72	28,901	99
08-31-2019	11.07	0.30	0.20	0.50	(0.30)	(0.45)	(0.75)	10.82	5.33	0.69	0.15	2.84	36,564	27
08-31-2018	11.18	0.28	0.28	0.56	(0.29)	(0.38)	(0.67)	11.07	5.12	0.75	0.16	2.56	42,181	28
08-31-2017	10.74	0.27	0.56	0.83	(0.27)	(0.12)	(0.39)	11.18	7.98	0.66	0.17	2.52	44,768	47

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[12] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
46	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2010 Lifetime Portfolio
Class A
02-28-2022[5]	11.49	0.13	(0.47)	(0.34)	(0.21)	(0.45)	(0.66)	10.49	(3.15)[6,7]	1.26[8]	0.59	2.07[8]	2,834	36
08-31-2021[9]	11.23	0.04	0.22	0.26	—	—	—	11.49	2.32[6,7]	1.25[8]	0.59[8]	1.79[8]	79	62[10]
Class R4
02-28-2022[5]	11.48	0.14	(0.47)	(0.33)	(0.23)	(0.45)	(0.68)	10.47	(3.08)[6]	1.18[8]	0.41	2.32[8]	232	36
08-31-2021	10.84	0.24	0.96	1.20	(0.22)	(0.34)	(0.56)	11.48	11.36	1.16	0.40	2.14	241	62
08-31-2020	10.53	0.25	0.57	0.82	(0.27)	(0.24)	(0.51)	10.84	7.92	1.25	0.38	2.44	207	96
08-31-2019	10.81	0.29	0.25	0.54	(0.31)	(0.51)	(0.82)	10.53	5.91	1.07	0.28	2.84	50	35
08-31-2018	10.93	0.28	0.15	0.43	(0.28)	(0.27)	(0.55)	10.81	3.97	1.13	0.27	2.57	51	49
08-31-2017[11]	10.53	0.07	0.33	0.40	—	—	—	10.93	3.80[6]	1.04[8]	0.29[8]	1.62[8]	52	52[12]
Class R6
02-28-2022[5]	11.50	0.15	(0.46)	(0.31)	(0.26)	(0.45)	(0.71)	10.48	(2.93)[6]	0.85[8]	0.19	2.50[8]	7,527	36
08-31-2021	10.86	0.26	0.96	1.22	(0.24)	(0.34)	(0.58)	11.50	11.57	0.84	0.18	2.33	7,176	62
08-31-2020	10.55	0.32	0.51	0.83	(0.28)	(0.24)	(0.52)	10.86	8.09	0.92	0.14	3.05	4,651	96
08-31-2019	10.83	0.28	0.28	0.56	(0.33)	(0.51)	(0.84)	10.55	6.10	0.82	0.11	2.77	2,172	35
08-31-2018	10.94	0.31	0.14	0.45	(0.29)	(0.27)	(0.56)	10.83	4.22	0.88	0.10	2.88	964	49
08-31-2017	10.68	0.16	0.56	0.72	(0.30)	(0.16)	(0.46)	10.94	6.98	0.79	0.13	1.59	1,953	52
Class 1
02-28-2022[5]	11.49	0.15	(0.46)	(0.31)	(0.26)	(0.45)	(0.71)	10.47	(2.97)[6]	0.89[8]	0.23	2.46[8]	36,474	36
08-31-2021	10.85	0.26	0.95	1.21	(0.23)	(0.34)	(0.57)	11.49	11.53	0.88	0.22	2.32	33,215	62
08-31-2020	10.54	0.28	0.55	0.83	(0.28)	(0.24)	(0.52)	10.85	8.04	0.96	0.19	2.74	27,389	96
08-31-2019	10.82	0.30	0.25	0.55	(0.32)	(0.51)	(0.83)	10.54	6.05	0.86	0.16	2.95	24,556	35
08-31-2018	10.93	0.29	0.16	0.45	(0.29)	(0.27)	(0.56)	10.82	4.17	0.92	0.15	2.67	28,723	49
08-31-2017	10.68	0.28	0.42	0.70	(0.29)	(0.16)	(0.45)	10.93	6.83	0.83	0.18	2.59	29,065	52

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-22. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[12] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	47

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, the Multi-Index Lifetime Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
48	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,979,337	$6,979,337	—	—
Unaffiliated investment companies	6,094,965	6,094,965	—	—
U.S. Government and Agency obligations	231,587	—	$231,587	—
Short-term investments	136,557	136,557	—	—
Total investments in securities	$13,442,446	$13,210,859	$231,587	—

Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$56,036,280	$56,036,280	—	—
Unaffiliated investment companies	49,463,609	49,463,609	—	—
U.S. Government and Agency obligations	2,004,144	—	$2,004,144	—
Short-term investments	3,147,211	3,147,211	—	—
Total investments in securities	$110,651,244	$108,647,100	$2,004,144	—

Multi-Index 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$119,093,658	$119,093,658	—	—
Unaffiliated investment companies	105,237,808	105,237,808	—	—
U.S. Government and Agency obligations	4,280,081	—	$4,280,081	—
Short-term investments	9,945,558	9,945,558	—	—
Total investments in securities	$238,557,105	$234,277,024	$4,280,081	—

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$162,569,774	$162,569,774	—	—
Unaffiliated investment companies	143,078,311	143,078,311	—	—
U.S. Government and Agency obligations	5,789,140	—	$5,789,140	—
Short-term investments	27,207,503	27,207,503	—	—
Total investments in securities	$338,644,728	$332,855,588	$5,789,140	—

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$209,122,488	$209,122,488	—	—
Unaffiliated investment companies	188,375,692	188,375,692	—	—
U.S. Government and Agency obligations	8,934,450	—	$8,934,450	—
Short-term investments	18,297,006	18,297,006	—	—
Total investments in securities	$424,729,636	$415,795,186	$8,934,450	—

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	49

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$200,784,889	$200,784,889	—	—
Unaffiliated investment companies	213,184,672	213,184,672	—	—
U.S. Government and Agency obligations	17,097,189	—	$17,097,189	—
Short-term investments	35,479,164	35,479,164	—	—
Total investments in securities	$466,545,914	$449,448,725	$17,097,189	—

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$215,968,113	$215,968,113	—	—
Unaffiliated investment companies	268,671,662	268,671,662	—	—
U.S. Government and Agency obligations	29,177,282	—	$29,177,282	—
Short-term investments	36,965,224	36,965,224	—	—
Total investments in securities	$550,782,281	$521,604,999	$29,177,282	—

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$194,670,695	$194,670,695	—	—
Unaffiliated investment companies	294,974,731	294,974,731	—	—
U.S. Government and Agency obligations	42,849,008	—	$42,849,008	—
Short-term investments	59,230,260	59,230,260	—	—
Total investments in securities	$591,724,694	$548,875,686	$42,849,008	—

Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$130,015,830	$130,015,830	—	—
Unaffiliated investment companies	273,204,384	273,204,384	—	—
U.S. Government and Agency obligations	39,884,718	—	$39,884,718	—
Short-term investments	69,048,942	69,048,942	—	—
Total investments in securities	$512,153,874	$472,269,156	$39,884,718	—

Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$40,600,136	$40,600,136	—	—
Unaffiliated investment companies	157,420,059	157,420,059	—	—
U.S. Government and Agency obligations	19,999,131	—	$19,999,131	—
Short-term investments	43,156,860	43,156,860	—	—
Total investments in securities	$261,176,186	$241,177,055	$19,999,131	—

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,219,798	$11,219,798	—	—
Unaffiliated investment companies	47,687,111	47,687,111	—	—
U.S. Government and Agency obligations	6,247,080	—	$6,247,080	—
Short-term investments	13,691,596	13,691,596	—	—
Total investments in securities	$78,845,585	$72,598,505	$6,247,080	—

Multi-Index 2010 Lifetime Portfolio
Investments in securities:
50	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2010 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$6,006,844	$6,006,844	—	—
Unaffiliated investment companies	36,922,036	36,922,036	—	—
U.S. Government and Agency obligations	4,109,050	—	$4,109,050	—
Short-term investments	12,363,320	12,363,320	—	—
Total investments in securities	$59,401,250	$55,292,200	$4,109,050	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2022. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multi-Index 2065 Lifetime Portfolio	$99,554	$101,556	—
Multi-Index 2060 Lifetime Portfolio	2,885,219	2,950,625	—
Multi-Index 2055 Lifetime Portfolio	10,535,781	9,620,033	$1,198,005
Multi-Index 2050 Lifetime Portfolio	26,199,318	26,804,735	—
Multi-Index 2045 Lifetime Portfolio	19,209,578	17,566,240	2,142,911
Multi-Index 2040 Lifetime Portfolio	34,091,802	34,823,778	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	51

Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multi-Index 2035 Lifetime Portfolio	$35,621,333	$36,464,519	—
Multi-Index 2030 Lifetime Portfolio	56,809,477	58,149,314	—
Multi-Index 2025 Lifetime Portfolio	67,290,700	68,875,074	—
Multi-Index 2020 Lifetime Portfolio	47,533,977	42,967,905	$5,974,396
Multi-Index 2015 Lifetime Portfolio	13,428,498	13,534,758	200,103
Multi-Index 2010 Lifetime Portfolio	11,780,502	12,039,268	—
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended February 28, 2022 were as follows:
Portfolio	Commitment fee
Multi-Index 2065 Lifetime Portfolio	$2,127
Multi-Index 2060 Lifetime Portfolio	2,265
Multi-Index 2055 Lifetime Portfolio	2,425
Multi-Index 2050 Lifetime Portfolio	2,515
Multi-Index 2045 Lifetime Portfolio	2,632
Multi-Index 2040 Lifetime Portfolio	2,663
Multi-Index 2035 Lifetime Portfolio	2,759
Multi-Index 2030 Lifetime Portfolio	2,779
Multi-Index 2025 Lifetime Portfolio	2,652
Multi-Index 2020 Lifetime Portfolio	2,382
Multi-Index 2015 Lifetime Portfolio	2,212
Multi-Index 2010 Lifetime Portfolio	2,191
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2065 Lifetime Portfolio	$14,478,543	$34,566	$(1,070,663)	$(1,036,097)
Multi-Index 2060 Lifetime Portfolio	111,779,044	2,692,911	(3,820,711)	(1,127,800)
Multi-Index 2055 Lifetime Portfolio	238,660,288	4,915,628	(5,018,811)	(103,183)
Multi-Index 2050 Lifetime Portfolio	340,779,253	5,220,850	(7,355,375)	(2,134,525)
Multi-Index 2045 Lifetime Portfolio	427,300,075	7,311,736	(9,882,175)	(2,570,439)
Multi-Index 2040 Lifetime Portfolio	469,861,882	6,808,313	(10,124,281)	(3,315,968)
Multi-Index 2035 Lifetime Portfolio	555,715,079	8,253,983	(13,186,781)	(4,932,798)
52	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2030 Lifetime Portfolio	$597,459,055	$7,113,348	$(12,847,709)	$(5,734,361)
Multi-Index 2025 Lifetime Portfolio	519,987,850	10,655,094	(18,489,070)	(7,833,976)
Multi-Index 2020 Lifetime Portfolio	265,214,573	5,245,658	(9,284,045)	(4,038,387)
Multi-Index 2015 Lifetime Portfolio	80,389,211	1,174,639	(2,718,265)	(1,543,626)
Multi-Index 2010 Lifetime Portfolio	60,774,368	709,671	(2,082,789)	(1,373,118)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the portfolio and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2065 Lifetime Portfolio	0.31%
Multi-Index 2060 Lifetime Portfolio	0.31%
Multi-Index 2055 Lifetime Portfolio	0.31%
Multi-Index 2050 Lifetime Portfolio	0.31%
Multi-Index 2045 Lifetime Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2040 Lifetime Portfolio	0.31%
Multi-Index 2035 Lifetime Portfolio	0.31%
Multi-Index 2030 Lifetime Portfolio	0.32%
Multi-Index 2025 Lifetime Portfolio	0.34%
Multi-Index 2020 Lifetime Portfolio	0.35%

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	53

Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2015 Lifetime Portfolio	0.36%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2010 Lifetime Portfolio	0.36%
Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2022, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R4	Class R6	Class 1	Total
Multi-Index 2065 Lifetime Portfolio	$3,520	$1,932	$1,218	$74,268	$80,938
Multi-Index 2060 Lifetime Portfolio	10,964	3,767	53,636	145,673	214,040
Multi-Index 2055 Lifetime Portfolio	18,844	8,515	101,885	241,108	370,352
Multi-Index 2050 Lifetime Portfolio	26,088	11,431	153,690	277,716	468,925
Multi-Index 2045 Lifetime Portfolio	31,018	11,149	181,714	371,445	595,326
Multi-Index 2040 Lifetime Portfolio	36,592	12,743	171,672	459,992	680,999
Multi-Index 2035 Lifetime Portfolio	39,355	17,468	196,453	549,757	803,033
Multi-Index 2030 Lifetime Portfolio	47,447	19,018	179,737	600,234	846,436
Multi-Index 2025 Lifetime Portfolio	59,989	11,747	150,493	462,440	684,669
Multi-Index 2020 Lifetime Portfolio	43,503	8,844	87,830	243,149	383,326
Multi-Index 2015 Lifetime Portfolio	14,911	1,812	51,879	100,695	169,297
Multi-Index 2010 Lifetime Portfolio	5,565	784	23,362	117,060	146,771
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index 2065 Lifetime Portfolio	0.00%
Multi-Index 2060 Lifetime Portfolio	0.00%
Multi-Index 2055 Lifetime Portfolio	0.00%
Multi-Index 2050 Lifetime Portfolio	0.00%
Multi-Index 2045 Lifetime Portfolio	0.00%
Multi-Index 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multi-Index 2035 Lifetime Portfolio	0.00%
Multi-Index 2030 Lifetime Portfolio	0.00%
Multi-Index 2025 Lifetime Portfolio	0.02%
Multi-Index 2020 Lifetime Portfolio	0.04%
Multi-Index 2015 Lifetime Portfolio	0.00%
Multi-Index 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R4	0.25%	0.10%
Class 1	0.05%	—
54	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2022:
Portfolio	Class R4
Multi-Index 2065 Lifetime Portfolio	$109
Multi-Index 2060 Lifetime Portfolio	902
Multi-Index 2055 Lifetime Portfolio	2,569
Multi-Index 2050 Lifetime Portfolio	3,627
Multi-Index 2045 Lifetime Portfolio	3,686
Multi-Index 2040 Lifetime Portfolio	3,886
Portfolio	Class R4
Multi-Index 2035 Lifetime Portfolio	$5,326
Multi-Index 2030 Lifetime Portfolio	5,748
Multi-Index 2025 Lifetime Portfolio	3,581
Multi-Index 2020 Lifetime Portfolio	2,438
Multi-Index 2015 Lifetime Portfolio	336
Multi-Index 2010 Lifetime Portfolio	118

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2022:
	Multi-Index 2065 Lifetime Portfolio	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio
Total sales charges	$61	$229	$64	$1,067	$61	$101	$46	$2,907	$57	$3
Retained for printing prospectus, advertising and sales literature	10	35	9	162	11	18	7	463	9	—
Sales commission to unrelated broker-dealers	51	194	55	905	50	83	39	2,444	48	3
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2065 Lifetime Portfolio	Class A	$650	$241
	Class R4	348	9
	Class R6	—	6
	Class 1	2,199	—
	Total	$3,197	$256
Multi-Index 2060 Lifetime Portfolio	Class A	$7,791	$2,890
	Class R4	3,143	76
	Class R6	—	1,082
	Class 1	17,445	—
	Total	$28,379	$4,048
Multi-Index 2055 Lifetime Portfolio	Class A	$16,843	$6,247
	Class R4	8,971	217
	Class R6	—	2,587
	Class 1	36,373	—
	Total	$62,187	$9,051
Multi-Index 2050 Lifetime Portfolio	Class A	$24,354	$9,021
	Class R4	12,658	306
	Class R6	—	4,109
	Class 1	44,039	—
	Total	$81,051	$13,436
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	55

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2045 Lifetime Portfolio	Class A	$30,253	$11,215
	Class R4	12,880	311
	Class R6	—	5,060
	Class 1	61,356	—
	Total	$104,489	$16,586
Multi-Index 2040 Lifetime Portfolio	Class A	$32,906	$12,194
	Class R4	13,548	328
	Class R6	—	4,411
	Class 1	70,122	—
	Total	$116,576	$16,933
Multi-Index 2035 Lifetime Portfolio	Class A	$35,443	$13,131
	Class R4	18,649	449
	Class R6	—	5,048
	Class 1	83,728	—
	Total	$137,820	$18,628
Multi-Index 2030 Lifetime Portfolio	Class A	$42,422	$15,717
	Class R4	20,155	485
	Class R6	—	4,572
	Class 1	90,643	—
	Total	$153,220	$20,774
Multi-Index 2025 Lifetime Portfolio	Class A	$54,069	$20,029
	Class R4	12,535	302
	Class R6	—	3,867
	Class 1	70,429	—
	Total	$137,033	$24,198
Multi-Index 2020 Lifetime Portfolio	Class A	$35,387	$13,117
	Class R4	8,496	206
	Class R6	—	2,034
	Class 1	33,490	—
	Total	$77,373	$15,357
Multi-Index 2015 Lifetime Portfolio	Class A	$8,219	$3,045
	Class R4	1,171	28
	Class R6	—	812
	Class 1	9,348	—
	Total	$18,738	$3,885
Multi-Index 2010 Lifetime Portfolio	Class A	$2,433	$900
	Class R4	386	10
	Class R6	—	298
	Class 1	8,823	—
	Total	$11,642	$1,208
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
Multi-Index 2065 Lifetime Portfolio	Six Months Ended 2-28-22		Period ended 8-31-21[1]
	Shares	Amount	Shares	Amount
Class A shares[2]
Sold	92,448	$1,209,396	18,048	$236,974
Distributions reinvested	572	7,752	—	—
Repurchased	(23,183)	(302,853)	(1,386)	(18,401)
Net increase	69,837	$914,295	16,662	$218,573
56	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2065 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-22		Period ended 8-31-21[1]
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	4,467	$59,447	15,510	$188,841
Distributions reinvested	268	3,627	—	—
Repurchased	(867)	(11,261)	(430)	(5,753)
Net increase	3,868	$51,813	15,080	$183,088
Class R6 shares
Sold	15,863	$215,756	5,000	$50,000
Distributions reinvested	350	4,737	—	—
Repurchased	(8)	(95)	—	—
Net increase	16,205	$220,398	5,000	$50,000
Class 1 shares
Sold	516,175	$6,884,738	447,325	$5,643,934
Distributions reinvested	17,956	242,944	144	1,676
Repurchased	(20,731)	(277,361)	(26,087)	(321,651)
Net increase	513,400	$6,850,321	421,382	$5,323,959
Total net increase	603,310	$8,036,827	458,124	$5,775,620

[1]	Period from 9-23-20 (commencement of operations) to 8-31-21.
[2]	The inception date for Class A shares is 6-21-21.

Multi-Index 2060 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	538,640	$8,503,025	138,869	$2,203,444
Distributions reinvested	18,220	287,333	—	—
Repurchased	(154,692)	(2,424,641)	(20,875)	(331,809)
Net increase	402,168	$6,365,717	117,994	$1,871,635
Class R4 shares
Sold	29,524	$464,104	86,309	$1,343,539
Distributions reinvested	5,822	91,759	874	12,135
Repurchased	(10,953)	(172,409)	(9,274)	(129,628)
Net increase	24,393	$383,454	77,909	$1,226,046
Class R6 shares
Sold	480,992	$7,552,077	945,616	$13,806,684
Distributions reinvested	86,966	1,368,847	26,641	369,514
Repurchased	(121,630)	(1,933,599)	(176,985)	(2,661,729)
Net increase	446,328	$6,987,325	795,272	$11,514,469
Class 1 shares
Sold	751,954	$11,836,111	1,576,649	$23,041,183
Distributions reinvested	228,007	3,591,110	97,890	1,358,710
Repurchased	(315,805)	(4,938,048)	(323,141)	(4,588,070)
Net increase	664,156	$10,489,173	1,351,398	$19,811,823
Total net increase	1,537,045	$24,225,669	2,342,573	$34,423,973

[1]	The inception date for Class A shares is 6-21-21.

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	57

Multi-Index 2055 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	1,162,843	$17,091,134	310,434	$4,599,011
Distributions reinvested	49,937	730,576	—	—
Repurchased	(311,254)	(4,504,446)	(22,365)	(330,829)
Net increase	901,526	$13,317,264	288,069	$4,268,182
Class R4 shares
Sold	25,612	$374,090	179,516	$2,607,546
Distributions reinvested	19,109	278,803	6,517	84,260
Repurchased	(18,522)	(265,753)	(27,490)	(364,316)
Net increase	26,199	$387,140	158,543	$2,327,490
Class R6 shares
Sold	811,589	$11,921,583	2,071,435	$28,128,193
Distributions reinvested	246,554	3,597,228	98,925	1,278,110
Repurchased	(189,483)	(2,752,080)	(347,626)	(4,773,852)
Net increase	868,660	$12,766,731	1,822,734	$24,632,451
Class 1 shares
Sold	1,152,238	$16,810,390	2,663,035	$36,607,324
Distributions reinvested	556,255	8,121,327	301,881	3,906,341
Repurchased	(673,964)	(9,903,128)	(815,973)	(10,886,231)
Net increase	1,034,529	$15,028,589	2,148,943	$29,627,434
Total net increase	2,830,914	$41,499,724	4,418,289	$60,855,557

[1]	The inception date for Class A shares is 6-21-21.

Multi-Index 2050 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	2,014,234	$29,791,076	300,239	$4,469,393
Distributions reinvested	76,608	1,127,671	—	—
Repurchased	(377,456)	(5,541,847)	(24,499)	(365,789)
Net increase	1,713,386	$25,376,900	275,740	$4,103,604
Class R4 shares
Sold	36,545	$534,416	315,847	$4,656,462
Distributions reinvested	27,100	398,103	7,220	94,072
Repurchased	(18,670)	(279,104)	(33,617)	(453,376)
Net increase	44,975	$653,415	289,450	$4,297,158
Class R6 shares
Sold	1,016,793	$14,946,641	2,721,176	$37,185,593
Distributions reinvested	387,212	5,684,275	188,263	2,451,180
Repurchased	(438,362)	(6,396,573)	(616,850)	(8,448,335)
Net increase	965,643	$14,234,343	2,292,589	$31,188,438
Class 1 shares
Sold	1,750,956	$25,813,492	3,316,877	$46,125,334
Distributions reinvested	688,810	10,118,619	380,083	4,948,674
Repurchased	(570,258)	(8,574,004)	(1,333,360)	(17,890,859)
Net increase	1,869,508	$27,358,107	2,363,600	$33,183,149
Total net increase	4,593,512	$67,622,765	5,221,379	$72,772,349

[1]	The inception date for Class A shares is 6-21-21.

58	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2045 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	2,127,710	$30,990,831	570,492	$8,385,541
Distributions reinvested	93,151	1,350,686	—	—
Repurchased	(401,073)	(5,803,208)	(63,572)	(934,012)
Net increase	1,819,788	$26,538,309	506,920	$7,451,529
Class R4 shares
Sold	28,547	$414,138	243,616	$3,517,862
Distributions reinvested	29,067	420,021	10,798	138,651
Repurchased	(19,472)	(278,340)	(21,159)	(272,104)
Net increase	38,142	$555,819	233,255	$3,384,409
Class R6 shares
Sold	1,187,919	$17,284,201	3,003,560	$40,552,853
Distributions reinvested	498,657	7,215,567	253,916	3,265,356
Repurchased	(383,403)	(5,563,222)	(963,235)	(12,961,522)
Net increase	1,303,173	$18,936,546	2,294,241	$30,856,687
Class 1 shares
Sold	2,126,584	$31,103,072	5,622,978	$77,505,752
Distributions reinvested	996,597	14,420,758	525,344	6,755,928
Repurchased	(905,068)	(13,338,796)	(1,749,087)	(23,162,302)
Net increase	2,218,113	$32,185,034	4,399,235	$61,099,378
Total net increase	5,379,216	$78,215,708	7,433,651	$102,792,003

[1]	The inception date for Class A shares is 6-21-21.

Multi-Index 2040 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	2,455,084	$35,400,146	574,313	$8,319,589
Distributions reinvested	110,981	1,582,588	—	—
Repurchased	(489,442)	(6,915,948)	(50,598)	(734,776)
Net increase	2,076,623	$30,066,786	523,715	$7,584,813
Class R4 shares
Sold	26,624	$381,709	393,027	$5,644,692
Distributions reinvested	30,987	441,248	6,320	80,577
Repurchased	(10,774)	(151,072)	(20,153)	(258,291)
Net increase	46,837	$671,885	379,194	$5,466,978
Class R6 shares
Sold	1,089,563	$15,737,466	3,014,946	$40,512,728
Distributions reinvested	448,354	6,380,074	241,603	3,078,025
Repurchased	(422,342)	(6,033,155)	(1,012,498)	(13,479,281)
Net increase	1,115,575	$16,084,385	2,244,051	$30,111,472
Class 1 shares
Sold	2,659,586	$38,366,298	5,612,370	$76,008,197
Distributions reinvested	1,166,867	16,604,511	706,009	8,994,558
Repurchased	(1,035,759)	(14,921,386)	(1,872,787)	(24,679,609)
Net increase	2,790,694	$40,049,423	4,445,592	$60,323,146
Total net increase	6,029,729	$86,872,479	7,592,552	$103,486,409

[1]	The inception date for Class A shares is 6-21-21.

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	59

Multi-Index 2035 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	2,764,728	$38,559,711	572,191	$8,041,932
Distributions reinvested	122,118	1,685,233	—	—
Repurchased	(440,451)	(6,049,594)	(34,341)	(485,808)
Net increase	2,446,395	$34,195,350	537,850	$7,556,124
Class R4 shares
Sold	42,613	$589,436	429,321	$5,961,615
Distributions reinvested	42,969	592,118	15,933	199,326
Repurchased	(18,200)	(260,955)	(26,381)	(347,657)
Net increase	67,382	$920,599	418,873	$5,813,284
Class R6 shares
Sold	1,478,340	$20,852,432	4,088,078	$53,823,238
Distributions reinvested	521,137	7,176,056	275,137	3,439,217
Repurchased	(818,206)	(11,309,912)	(1,425,433)	(18,879,039)
Net increase	1,181,271	$16,718,576	2,937,782	$38,383,416
Class 1 shares
Sold	4,225,653	$58,970,476	6,686,906	$88,782,638
Distributions reinvested	1,434,823	19,771,865	877,195	10,973,708
Repurchased	(969,562)	(13,550,912)	(2,869,922)	(37,114,807)
Net increase	4,690,914	$65,191,429	4,694,179	$62,641,539
Total net increase	8,385,962	$117,025,954	8,588,684	$114,394,363

[1]	The inception date for Class A shares is 6-21-21.

Multi-Index 2030 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	3,398,775	$45,841,421	698,346	$9,505,068
Distributions reinvested	160,242	2,131,223	—	—
Repurchased	(532,075)	(7,034,937)	(44,433)	(606,765)
Net increase	3,026,942	$40,937,707	653,913	$8,898,303
Class R4 shares
Sold	40,602	$542,770	331,854	$4,475,277
Distributions reinvested	50,754	674,010	24,507	301,434
Repurchased	(30,150)	(389,163)	(43,813)	(562,739)
Net increase	61,206	$827,617	312,548	$4,213,972
Class R6 shares
Sold	1,920,583	$26,204,951	4,817,296	$61,143,764
Distributions reinvested	519,089	6,893,497	233,588	2,870,797
Repurchased	(997,216)	(13,278,428)	(1,577,164)	(20,249,429)
Net increase	1,442,456	$19,820,020	3,473,720	$43,765,132
Class 1 shares
Sold	4,473,511	$60,828,062	7,226,441	$93,255,061
Distributions reinvested	1,699,964	22,558,522	1,060,140	13,029,121
Repurchased	(2,129,293)	(28,455,985)	(3,665,007)	(46,421,195)
Net increase	4,044,182	$54,930,599	4,621,574	$59,862,987
Total net increase	8,574,786	$116,515,943	9,061,755	$116,740,394

[1]	The inception date for Class A shares is 6-21-21.

60	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2025 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	4,636,488	$58,990,175	1,010,145	$13,044,495
Distributions reinvested	217,482	2,720,695	—	—
Repurchased	(644,535)	(8,166,784)	(83,735)	(1,087,013)
Net increase	4,209,435	$53,544,086	926,410	$11,957,482
Class R4 shares
Sold	27,659	$352,494	237,171	$3,030,249
Distributions reinvested	35,187	439,487	19,103	225,984
Repurchased	(30,466)	(381,807)	(61,086)	(754,261)
Net increase	32,380	$410,174	195,188	$2,501,972
Class R6 shares
Sold	1,389,669	$17,824,556	4,669,082	$57,297,732
Distributions reinvested	473,920	5,919,258	244,866	2,896,762
Repurchased	(1,143,334)	(14,442,759)	(1,716,836)	(21,147,839)
Net increase	720,255	$9,301,055	3,197,112	$39,046,655
Class 1 shares
Sold	3,680,828	$47,237,796	6,899,406	$85,031,594
Distributions reinvested	1,450,401	18,101,006	982,075	11,608,129
Repurchased	(1,910,302)	(24,393,500)	(4,663,455)	(56,927,119)
Net increase	3,220,927	$40,945,302	3,218,026	$39,712,604
Total net increase	8,182,997	$104,200,617	7,536,736	$93,218,713

[1]	The inception date for Class A shares is 6-21-21.

Multi-Index 2020 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	3,053,953	$36,744,408	668,473	$8,221,325
Distributions reinvested	164,239	1,931,447	—	—
Repurchased	(441,673)	(5,165,305)	(9,415)	(116,224)
Net increase	2,776,519	$33,510,550	659,058	$8,105,101
Class R4 shares
Sold	16,285	$196,000	132,941	$1,616,177
Distributions reinvested	26,637	312,715	21,950	250,892
Repurchased	(44,307)	(551,464)	(155,054)	(1,854,550)
Net increase (decrease)	(1,385)	$(42,749)	(163)	$12,519
Class R6 shares
Sold	901,182	$11,057,821	2,026,202	$23,809,600
Distributions reinvested	290,526	3,413,680	177,201	2,027,179
Repurchased	(673,226)	(8,127,097)	(1,732,560)	(20,343,374)
Net increase	518,482	$6,344,404	470,843	$5,493,405
Class 1 shares
Sold	1,943,585	$23,515,099	3,802,007	$45,145,844
Distributions reinvested	777,215	9,116,734	530,013	6,058,043
Repurchased	(2,504,193)	(29,963,329)	(2,701,661)	(31,563,644)
Net increase	216,607	$2,668,504	1,630,359	$19,640,243
Total net increase	3,510,223	$42,480,709	2,760,097	$33,251,268

[1]	The inception date for Class A shares is 6-21-21.

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	61

Multi-Index 2015 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	733,204	$8,420,154	164,309	$1,911,570
Distributions reinvested	38,165	426,685	—	—
Repurchased	(108,834)	(1,267,928)	—	—
Net increase	662,535	$7,578,911	164,309	$1,911,570
Class R4 shares
Sold	2,026	$23,106	10,559	$118,305
Distributions reinvested	3,746	41,807	2,943	32,225
Repurchased	(282)	(3,283)	(100,157)	(1,090,908)
Net increase (decrease)	5,490	$61,630	(86,655)	$(940,378)
Class R6 shares
Sold	119,693	$1,361,082	805,399	$9,029,195
Distributions reinvested	111,171	1,240,663	87,326	957,089
Repurchased	(149,180)	(1,658,100)	(655,218)	(7,327,417)
Net increase	81,684	$943,645	237,507	$2,658,867
Class 1 shares
Sold	1,244,372	$14,499,144	1,145,926	$12,955,697
Distributions reinvested	234,739	2,619,689	171,323	1,877,699
Repurchased	(981,610)	(10,909,486)	(987,030)	(11,166,307)
Net increase	497,501	$6,209,347	330,219	$3,667,089
Total net increase	1,247,210	$14,793,533	645,380	$7,297,148

[1]	The inception date for Class A shares is 6-21-21.

Multi-Index 2010 Lifetime Portfolio	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	273,757	$3,058,801	7,934	$89,715
Distributions reinvested	11,747	128,277	—	—
Repurchased	(22,158)	(242,720)	(1,054)	(12,000)
Net increase	263,346	$2,944,358	6,880	$77,715
Class R4 shares
Sold	414	$4,588	1,309	$14,331
Distributions reinvested	1,019	11,105	768	8,299
Repurchased	(188)	(2,142)	(193)	(2,137)
Net increase	1,245	$13,551	1,884	$20,493
Class R6 shares
Sold	102,085	$1,092,055	450,066	$4,976,014
Distributions reinvested	39,714	433,284	23,938	258,771
Repurchased	(47,149)	(530,024)	(278,600)	(3,112,041)
Net increase	94,650	$995,315	195,404	$2,122,744
Class 1 shares
Sold	1,618,930	$18,292,557	1,264,326	$13,934,050
Distributions reinvested	202,323	2,205,321	149,707	1,616,835
Repurchased	(1,227,000)	(13,958,994)	(1,048,889)	(11,530,866)
Net increase	594,253	$6,538,884	365,144	$4,020,019
Total net increase	953,494	$10,492,108	569,312	$6,240,971

[1]	The inception date for Class A shares is 6-21-21.
62	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multi-Index 2065 Lifetime Portfolio	A	4%
Multi-Index 2065 Lifetime Portfolio	R4	26%
Multi-Index 2065 Lifetime Portfolio	R6	24%
Multi-Index 2065 Lifetime Portfolio	1	100%
Multi-Index 2060 Lifetime Portfolio	1	100%
Multi-Index 2055 Lifetime Portfolio	1	100%
Multi-Index 2050 Lifetime Portfolio	1	100%
Multi-Index 2045 Lifetime Portfolio	1	100%
Multi-Index 2040 Lifetime Portfolio	1	100%
Multi-Index 2035 Lifetime Portfolio	1	100%
Multi-Index 2030 Lifetime Portfolio	1	100%
Multi-Index 2025 Lifetime Portfolio	1	100%
Multi-Index 2020 Lifetime Portfolio	1	100%
Multi-Index 2015 Lifetime Portfolio	1	100%
Multi-Index 2010 Lifetime Portfolio	R4	21%
Multi-Index 2010 Lifetime Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2022:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multi-Index 2065 Lifetime Portfolio	$156,435	$11,094,123	$25,388	$2,487,205
Multi-Index 2060 Lifetime Portfolio	867,006	52,202,133	456,071	24,002,649
Multi-Index 2055 Lifetime Portfolio	1,719,587	97,979,130	1,027,213	48,371,903
Multi-Index 2050 Lifetime Portfolio	2,484,529	141,060,953	1,387,888	63,590,769
Multi-Index 2045 Lifetime Portfolio	3,990,122	174,614,345	1,812,993	84,312,530
Multi-Index 2040 Lifetime Portfolio	7,449,774	175,165,150	3,392,111	81,008,729
Multi-Index 2035 Lifetime Portfolio	12,849,807	208,118,775	5,050,537	88,105,726
Multi-Index 2030 Lifetime Portfolio	18,618,716	209,341,173	7,005,031	98,805,543
Multi-Index 2025 Lifetime Portfolio	16,195,034	159,798,222	6,152,164	66,842,864
Multi-Index 2020 Lifetime Portfolio	7,800,117	78,951,060	3,158,447	46,685,588
Multi-Index 2015 Lifetime Portfolio	2,472,835	28,527,765	856,727	16,813,733
Multi-Index 2010 Lifetime Portfolio	1,593,212	23,628,645	726,105	15,161,502
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2022, the portfolios did not hold 5% or more of the net assets of any underlying funds.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Lifetime Portfolio
John Hancock Collateral Trust*	10,154	—	$278,880	$(177,322)	$(2)	$(1)	$6	—	$101,555
Strategic Equity Allocation	580,644	$3,683,854	5,579,685	(966,419)	(120,208)	(1,197,575)	85,853	$853,289	6,979,337
					$(120,210)	$(1,197,576)	$85,859	$853,289	$7,080,892
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	63

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust*	295,020	$2,426,780	$20,117,237	$(19,592,928)	$(343)	$(100)	$3,321	$123	$2,950,646
Strategic Equity Allocation	4,661,920	55,994,335	22,378,240	(9,735,665)	(311,822)	(12,288,808)	860,427	8,551,738	56,036,280
					$(312,165)	$(12,288,908)	$863,748	$8,551,861	$58,986,926
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust*	961,966	$10,508,365	$44,195,145	$(45,080,309)	$(1,342)	$(756)	$6,268	$518	$9,621,103
Strategic Equity Allocation	9,907,958	125,816,454	39,256,764	(18,451,713)	(842,907)	(26,684,940)	1,891,215	18,796,680	119,093,658
					$(844,249)	$(26,685,696)	$1,897,483	$18,797,198	$128,714,761
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust*	2,679,853	$7,666,774	$66,024,243	$(46,884,202)	$(908)	$(3,358)	$12,958	$552	$26,802,549
Strategic Equity Allocation	13,524,940	164,790,558	58,253,625	(23,796,312)	(1,084,191)	(35,593,906)	2,507,390	24,920,809	162,569,774
					$(1,085,099)	$(35,597,264)	$2,520,348	$24,921,361	$189,372,323
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust*	1,756,301	$15,825,925	$177,656,159	$(175,914,360)	$(1,027)	$(1,049)	$16,017	—	$17,565,648
Strategic Equity Allocation	17,397,878	220,205,034	68,311,233	(31,547,399)	(1,205,625)	(46,640,755)	3,268,373	$32,484,181	209,122,488
					$(1,206,652)	$(46,641,804)	$3,284,390	$32,484,181	$226,688,136
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust*	3,481,690	$13,169,427	$163,243,918	$(141,587,846)	$(925)	$(2,449)	$19,970	—	$34,822,125
Strategic Equity Allocation	16,704,234	209,999,372	67,176,171	(30,106,193)	(971,510)	(45,312,951)	3,168,084	$31,487,412	200,784,889
					$(972,435)	$(45,315,400)	$3,188,054	$31,487,412	$235,607,014
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust*	3,645,073	$25,186,339	$127,569,701	$(116,287,907)	$(7,425)	$(4,507)	$41,659	$4,177	$36,456,201
Strategic Equity Allocation	17,967,397	219,246,981	80,052,000	(33,903,377)	(902,393)	(48,525,098)	3,391,048	33,703,442	215,968,113
					$(909,818)	$(48,529,605)	$3,432,707	$33,707,619	$252,424,314
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust*	5,812,383	$16,058,781	$185,880,153	$(143,787,401)	$(14,387)	$(4,599)	$67,250	$7,696	$58,132,547
64	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	16,195,565	$200,813,026	$76,645,052	$(37,430,894)	$(267,733)	$(45,088,756)	$3,126,629	$31,075,395	$194,670,695
					$(282,120)	$(45,093,355)	$3,193,879	$31,083,091	$252,803,242
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust*	6,884,994	$12,154,680	$174,495,515	$(117,774,281)	$(9,577)	$(6,072)	$66,387	$5,695	$68,860,265
Strategic Equity Allocation	10,816,625	131,584,044	51,516,310	(23,425,522)	696,468	(30,355,470)	2,048,413	20,359,066	130,015,830
					$686,891	$(30,361,542)	$2,114,800	$20,364,761	$198,876,095
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust*	4,295,006	$10,734,062	$207,523,588	$(175,286,163)	$(10,669)	$(4,320)	$61,915	$6,906	$42,956,498
Strategic Equity Allocation	3,377,715	42,896,823	18,625,602	(11,496,551)	1,123,975	(10,549,713)	649,214	6,452,500	40,600,136
					$1,113,306	$(10,554,033)	$711,129	$6,459,406	$83,556,634
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust*	1,353,008	—	$73,470,770	$(59,935,989)	$(2,355)	$(319)	$11,639	$823	$13,532,107
Strategic Equity Allocation	933,427	$11,456,690	5,999,995	(3,486,523)	217,623	(2,967,987)	187,877	1,867,301	11,219,798
					$215,268	$(2,968,306)	$199,516	$1,868,124	$24,751,905
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust*	1,203,467	$298,657	$49,091,706	$(37,351,148)	$(2,452)	$(283)	$13,864	$1,253	$12,036,480
Strategic Equity Allocation	499,737	6,009,674	3,983,438	(2,686,330)	348,006	(1,647,944)	89,991	894,414	6,006,844
					$345,554	$(1,648,227)	$103,855	$895,667	$18,043,324

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	65

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
66	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071542	RL2SA 2/22
4/22

Semiannual report
John Hancock
Alternative Asset Allocation Fund
Alternative
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. and international stock markets largely posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
The global bond markets continued to decline as bond yields remained on an upward trajectory. Rising inflation, driven primarily by surging energy and food prices, remained a key factor pushing global bond yields higher as investors priced in inflation-fighting interest rate increases by many of the world’s central banks. The conflict between Russia and Ukraine halted the climb in global bond yields as economic sanctions against Russia and an uncertain outcome to the war fueled investor demand for the relative safety of government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
10	Financial statements
14	Financial highlights
20	Notes to financial statements
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The HFRX Global Hedge Fund Index comprises funds representing all main hedge fund strategies, with underlying asset-weighted strategies based on the distribution of assets in the hedge fund industry.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Portfolio summary
ASSET ALLOCATION AS OF 2/28/2022 (% of net assets)
Affiliated investment companies	62.3
Absolute return strategies	34.2
Alternative investment approaches	20.7
Alternative markets	7.4
Unaffiliated investment companies	37.2
Absolute return strategies	21.8
Alternative investment approaches	12.6
Alternative markets	2.8
Short-term investments and other	0.5
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-2.20	2.27	2.23	-6.29	11.87	24.64
Class C	1.15	2.58	2.03	-2.67	13.61	22.23
Class I1	3.17	3.62	3.08	-1.23	19.48	35.39
Class R2[1]	2.77	3.21	2.62	-1.36	17.11	29.54
Class R4[1,2]	3.10	3.48	2.88	-1.23	18.63	32.83
Class R6[1]	3.28	3.73	3.15	-1.19	20.09	36.38
Index†	0.41	2.81	2.07	-2.13	14.86	22.74
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.88	2.58	1.58	1.98	1.83	1.48
Net (%)	1.65	2.35	1.35	1.75	1.50	1.25
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the HFRX Global Hedge Fund Index.
See the following page for footnotes.
4	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the HFRX Global Hedge Fund Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	2-29-12	12,223	12,223	12,274
Class I1	2-29-12	13,539	13,539	12,274
Class R2[1]	2-29-12	12,954	12,954	12,274
Class R4[1,2]	2-29-12	13,283	13,283	12,274
Class R6[1]	2-29-12	13,638	13,638	12,274
The HFRX Global Hedge Fund Index comprises funds representing all main hedge fund strategies, with underlying asset-weighted strategies based on the distribution of assets in the hedge fund industry.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	Class R4 shares were first offered on 6-27-13. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$986.70	$3.45	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class C	Actual expenses/actual returns	1,000.00	983.10	6.88	1.40%
	Hypothetical example	1,000.00	1,017.90	7.00	1.40%
Class I	Actual expenses/actual returns	1,000.00	987.70	1.97	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Class R2	Actual expenses/actual returns	1,000.00	986.40	3.94	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class R4	Actual expenses/actual returns	1,000.00	987.70	2.76	0.56%
	Hypothetical example	1,000.00	1,022.00	2.81	0.56%
Class R6	Actual expenses/actual returns	1,000.00	988.10	1.48	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	7

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Affiliated investment companies (A) 62.3%		$331,606,524
(Cost $317,085,012)
Absolute return strategies 34.2%		182,107,908
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	4,040,569	39,476,356
Credit Suisse Managed Futures Strategy Fund (C)	2,998,204	30,791,558
Diversified Macro, Class NAV, JHIT (Graham)	4,666,528	43,025,385
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (B)	6,681,030	68,814,609
Alternative investment approaches 20.7%		109,996,467
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,866,624	57,815,495
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	4,872,173	52,180,972
Alternative markets 7.4%		39,502,149
Infrastructure, Class NAV, JHIT (Wellington)	1,807,588	25,288,154

Invesco DB Gold Fund (B)(C)	260,903	14,213,995
Unaffiliated investment companies 37.2%		$198,099,447
(Cost $184,695,979)
Absolute return strategies 21.8%		116,133,700
Calamos Market Neutral Income Fund	1,696,715	24,229,096
IQ Merger Arbitrage ETF (B)(E)	653,721	20,847,163
The Arbitrage Fund, Class I	3,159,708	41,581,762
Victory Market Neutral Income Fund	3,041,866	29,475,679
Alternative investment approaches 12.6%		66,863,112
JPMorgan Hedged Equity Fund	2,573,638	66,863,112
Alternative markets 2.8%		15,102,635
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	552,349	8,937,007
Vanguard Real Estate ETF	60,129	6,165,628

	Yield (%)	Shares	Value
Short-term investments 2.3%			$12,385,408
(Cost $12,386,673)
Short-term funds 2.3%			12,385,408
John Hancock Collateral Trust (F)	0.0896(G)	1,205,722	12,059,031
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0265(G)	326,377	326,377

Total investments (Cost $514,167,664) 101.8%	$542,091,379
Other assets and liabilities, net (1.8%)	(9,797,443)
Total net assets 100.0%	$532,293,936

8	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 2-28-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $524,863,498. Net unrealized appreciation aggregated to $17,227,881, of which $19,576,202 related to gross unrealized appreciation and $2,348,321 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
First Quadrant, LLC	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $185,022,356) including $11,824,000 of securities loaned	$198,425,824
Affiliated investments, at value (Cost $329,145,308)	343,665,555
Total investments, at value (Cost $514,167,664)	542,091,379
Dividends and interest receivable	161,456
Receivable for fund shares sold	4,026,401
Receivable for investments sold	29,778
Receivable for securities lending income	9,813
Receivable from affiliates	6,652
Other assets	91,913
Total assets	546,417,392
Liabilities
Due to custodian	40,882
Payable for investments purchased	1,382,675
Payable for fund shares repurchased	461,850
Payable upon return of securities loaned	12,064,124
Payable to affiliates
Accounting and legal services fees	17,529
Transfer agent fees	42,172
Distribution and service fees	394
Trustees’ fees	155
Other liabilities and accrued expenses	113,675
Total liabilities	14,123,456
Net assets	$532,293,936
Net assets consist of
Paid-in capital	$554,117,751
Total distributable earnings (loss)	(21,823,815)
Net assets	$532,293,936

10	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($70,955,727 ÷ 4,659,866 shares)[1]	$15.23
Class C ($14,692,748 ÷ 961,510 shares)[1]	$15.28
Class I ($420,621,482 ÷ 27,611,274 shares)	$15.23
Class R2 ($906,939 ÷ 59,625 shares)	$15.21
Class R4 ($69,873 ÷ 4,583 shares)	$15.25
Class R6 ($25,047,167 ÷ 1,644,121 shares)	$15.23
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	11

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends from affiliated investments	$5,062,113
Dividends	3,709,470
Interest	59
Securities lending	37,752
Total investment income	8,809,394
Expenses
Investment management fees	999,702
Distribution and service fees	180,683
Accounting and legal services fees	31,195
Transfer agent fees	263,750
Trustees’ fees	3,342
Custodian fees	17,137
State registration fees	53,770
Printing and postage	30,784
Professional fees	28,533
Other	21,195
Total expenses	1,630,091
Less expense reductions	(470,239)
Net expenses	1,159,852
Net investment income	7,649,542
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	608,251
Affiliated investments	(518,086)
Capital gain distributions received from unaffiliated investments	206,018
Capital gain distributions received from affiliated investments	4,369,530
4,665,713
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(4,621,075)
Affiliated investments	(13,978,334)
(18,599,409)
Net realized and unrealized loss	(13,933,696)
Decrease in net assets from operations	$(6,284,154)
12	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$7,649,542	$3,199,428
Net realized gain	4,665,713	6,079,191
Change in net unrealized appreciation (depreciation)	(18,599,409)	30,170,429
Increase (decrease) in net assets resulting from operations	(6,284,154)	39,449,048
Distributions to shareholders
From earnings
Class A	(1,158,179)	(483,892)
Class C	(144,223)	(19,302)
Class I	(7,749,131)	(3,660,140)
Class R2	(15,564)	(5,324)
Class R4	(1,362)	(547)
Class R6	(444,124)	(236,228)
Total distributions	(9,512,583)	(4,405,433)
From fund share transactions	66,529,368	(16,257,115)
Total increase	50,732,631	18,786,500
Net assets
Beginning of period	481,561,305	462,774,805
End of period	$532,293,936	$481,561,305
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	13

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.70	$14.57	$14.66	$14.51	$14.55	$13.96
Net investment income[2,3]	0.22	0.07	0.09	0.25	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.43)	1.17	0.31	0.17	0.01	0.60
Total from investment operations	(0.21)	1.24	0.40	0.42	0.14	0.70
Less distributions
From net investment income	(0.24)	(0.03)	(0.27)	(0.17)	(0.11)	(0.08)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)
Total distributions	(0.26)	(0.11)	(0.49)	(0.27)	(0.18)	(0.11)
Net asset value, end of period	$15.23	$15.70	$14.57	$14.66	$14.51	$14.55
Total return (%)[4,5]	(1.33)[6]	8.55	2.74	3.05	0.95	5.03
Ratios and supplemental data
Net assets, end of period (in millions)	$71	$68	$62	$73	$95	$136
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.89[8]	0.88	0.88	0.77	0.72	0.72
Expenses including reductions[7]	0.70[8]	0.66	0.66	0.64	0.59	0.59
Net investment income[3]	1.56[8]	0.47	0.63	1.73	0.86	0.71
Portfolio turnover (%)	9	25	37	39	18	10

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
14	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.70	$14.58	$14.67	$14.51	$14.56	$13.97
Net investment income (loss)[2,3]	0.16	(0.03)	(0.01)	0.15	0.02	—[4]
Net realized and unrealized gain (loss) on investments	(0.42)	1.16	0.31	0.18	0.01	0.60
Total from investment operations	(0.26)	1.13	0.30	0.33	0.03	0.60
Less distributions
From net investment income	(0.14)	—	(0.17)	(0.07)	(0.01)	—
From net realized gain	(0.02)	(0.01)	(0.22)	(0.10)	(0.07)	(0.01)
Total distributions	(0.16)	(0.01)	(0.39)	(0.17)	(0.08)	(0.01)
Net asset value, end of period	$15.28	$15.70	$14.58	$14.67	$14.51	$14.56
Total return (%)[5,6]	(1.69)[7]	7.77	2.04	2.37	0.19	4.30
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$17	$31	$42	$57	$72
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.59[9]	1.58	1.58	1.47	1.42	1.42
Expenses including reductions[8]	1.40[9]	1.36	1.36	1.34	1.29	1.29
Net investment income (loss)[3]	0.71[9]	(0.21)	(0.06)	1.02	0.17	—[10]
Portfolio turnover (%)	9	25	37	39	18	10

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
[10]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	15

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.73	$14.59	$14.68	$14.53	$14.58	$13.99
Net investment income[2,3]	0.24	0.12	0.14	0.29	0.17	0.14
Net realized and unrealized gain (loss) on investments	(0.43)	1.17	0.30	0.18	—[4]	0.60
Total from investment operations	(0.19)	1.29	0.44	0.47	0.17	0.74
Less distributions
From net investment income	(0.29)	(0.07)	(0.31)	(0.22)	(0.15)	(0.12)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)
Total distributions	(0.31)	(0.15)	(0.53)	(0.32)	(0.22)	(0.15)
Net asset value, end of period	$15.23	$15.73	$14.59	$14.68	$14.53	$14.58
Total return (%)[5]	(1.23)[6]	8.92	3.04	3.39	1.18	5.34
Ratios and supplemental data
Net assets, end of period (in millions)	$421	$374	$347	$423	$510	$495
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.59[8]	0.58	0.58	0.49	0.42	0.40
Expenses including reductions[7]	0.40[8]	0.36	0.36	0.35	0.30	0.28
Net investment income[3]	1.83[8]	0.76	0.95	2.04	1.16	1.01
Portfolio turnover (%)	9	25	37	39	18	10

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
16	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.67	$14.55	$14.64	$14.49	$14.53	$13.95
Net investment income[2,3]	0.22	0.06	0.08	0.24	0.11	0.08
Net realized and unrealized gain (loss) on investments	(0.43)	1.16	0.31	0.17	0.01	0.60
Total from investment operations	(0.21)	1.22	0.39	0.41	0.12	0.68
Less distributions
From net investment income	(0.23)	(0.02)	(0.26)	(0.16)	(0.09)	(0.07)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)
Total distributions	(0.25)	(0.10)	(0.48)	(0.26)	(0.16)	(0.10)
Net asset value, end of period	$15.21	$15.67	$14.55	$14.64	$14.49	$14.53
Total return (%)[4]	(1.36)[5]	8.41	2.65	2.95	0.85	4.87
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.99[7]	0.95	0.96	0.87	0.83	0.82
Expenses including reductions[6]	0.80[7]	0.74	0.75	0.74	0.70	0.69
Net investment income[3]	1.50[7]	0.38	0.54	1.67	0.78	0.60
Portfolio turnover (%)	9	25	37	39	18	10

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	17

CLASS R4 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.73	$14.60	$14.69	$14.54	$14.58	$13.99
Net investment income[2,3]	0.25	0.10	0.07	0.27	0.15	0.12
Net realized and unrealized gain (loss) on investments	(0.44)	1.16	0.35	0.18	0.01	0.60
Total from investment operations	(0.19)	1.26	0.42	0.45	0.16	0.72
Less distributions
From net investment income	(0.27)	(0.05)	(0.29)	(0.20)	(0.13)	(0.10)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)
Total distributions	(0.29)	(0.13)	(0.51)	(0.30)	(0.20)	(0.13)
Net asset value, end of period	$15.25	$15.73	$14.60	$14.69	$14.54	$14.58
Total return (%)[4]	(1.23)[5]	8.70	2.91	3.22	1.10	5.18
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$1	$5
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.85[8]	0.83	0.81	0.73	0.67	0.66
Expenses including reductions[7]	0.56[8]	0.51	0.50	0.50	0.44	0.44
Net investment income[3]	1.85[8]	0.68	0.45	1.76	1.05	0.85
Portfolio turnover (%)	9	25	37	39	18	10

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
18	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.74	$14.60	$14.69	$14.54	$14.58	$13.99
Net investment income[2,3]	0.25	0.13	0.14	0.32	0.18	0.16
Net realized and unrealized gain (loss) on investments	(0.43)	1.18	0.32	0.16	0.02	0.60
Total from investment operations	(0.18)	1.31	0.46	0.48	0.20	0.76
Less distributions
From net investment income	(0.31)	(0.09)	(0.33)	(0.23)	(0.17)	(0.14)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)
Total distributions	(0.33)	(0.17)	(0.55)	(0.33)	(0.24)	(0.17)
Net asset value, end of period	$15.23	$15.74	$14.60	$14.69	$14.54	$14.58
Total return (%)[4]	(1.19)[5]	9.02	3.15	3.49	1.34	5.45
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$21	$22	$26	$18	$15
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.49[7]	0.48	0.46	0.37	0.32	0.31
Expenses including reductions[6]	0.30[7]	0.26	0.25	0.24	0.20	0.18
Net investment income[3]	1.91[7]	0.88	1.01	2.23	1.26	1.11
Portfolio turnover (%)	9	25	37	39	18	10

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
20	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	21

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $11,824,000 and received $12,064,124 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $2,651.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, the fund has a short-term capital loss carryforward of $11,356,922 and a long-term capital loss carryforward of $31,649,560 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
22	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund pays the Advisor a management fee for its services to the fund. Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, acts as the fund’s sole subadvisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of aggregate net assets	Excess over $5.0 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	23

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$64,604
Class C	14,546
Class I	369,729
Class R2	907
Class	Expense reduction
Class R4	$65
Class R6	20,354
Total	$470,205

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.21% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $34 for Class R4 shares for the six months ended February 28, 2022.
24	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $21,017 for the six months ended February 28, 2022. Of this amount, $3,331 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $17,686 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $106 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$101,650	$37,804
Class C	76,515	8,541
Class I	—	216,463
Class R2	2,395	40
Class R4	123	3
Class R6	—	899
Total	$180,683	$263,750
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	25

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	766,215	$11,778,139	1,121,979	$17,005,972
Distributions reinvested	72,236	1,116,043	31,159	465,517
Repurchased	(521,854)	(8,037,996)	(1,054,756)	(15,897,317)
Net increase	316,597	$4,856,186	98,382	$1,574,172
Class C shares
Sold	142,092	$2,170,534	54,169	$826,562
Distributions reinvested	9,254	143,625	1,277	19,165
Repurchased	(287,460)	(4,468,408)	(1,072,669)	(16,159,190)
Net decrease	(136,114)	$(2,154,249)	(1,017,223)	$(15,313,463)
Class I shares
Sold	6,765,386	$104,711,085	6,380,955	$96,946,750
Distributions reinvested	487,798	7,536,474	239,814	3,582,824
Repurchased	(3,428,502)	(53,071,632)	(6,630,884)	(100,658,322)
Net increase (decrease)	3,824,682	$59,175,927	(10,115)	$(128,748)
Class R2 shares
Sold	4,258	$65,955	12,863	$195,010
Distributions reinvested	882	13,616	307	4,586
Repurchased	(7,017)	(107,464)	(14,052)	(209,438)
Net decrease	(1,877)	$(27,893)	(882)	$(9,842)
Class R4 shares
Sold	1,893	$29,677	415	$6,349
Distributions reinvested	88	1,362	37	547
Repurchased	(452)	(6,949)	(1,388)	(21,087)
Net increase (decrease)	1,529	$24,090	(936)	$(14,191)
Class R6 shares
Sold	487,748	$7,504,559	476,262	$7,256,957
Distributions reinvested	28,746	444,124	15,812	236,228
Repurchased	(211,987)	(3,293,376)	(650,200)	(9,858,228)
Net increase (decrease)	304,507	$4,655,307	(158,126)	$(2,365,043)
Total net increase (decrease)	4,309,324	$66,529,368	(1,088,900)	$(16,257,115)
Affiliates of the fund owned 1% of shares of Class R6 on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
26	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $111,515,607 and $43,571,156, respectively, for the six months ended February 28, 2022.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2022, the fund held 5% or more of the net assets of the underlying funds shown below:
Fund	Underlying fund’s net assets
JHF II Multi-Asset Absolute Return Fund	11.4%
JHF Diversified Macro Fund	8.3%
JHF II Absolute Return Currency Fund	7.2%
JHF Seaport Long/Short Fund	5.3%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	4,040,569	$31,992,526	$10,946,806	$(1,393,481)	$(32,336)	$(2,037,159)	—	—	$39,476,356
Absolute Return Opportunities	—	20,432,695	368,038	(20,826,910)	(388,652)	414,829	—	—	—
Diversified Macro	4,666,528	38,425,952	6,499,628	(1,236,409)	(121,872)	(541,914)	$1,349,222	—	43,025,385
Infrastructure	1,807,588	23,084,974	4,708,114	(715,274)	89,585	(1,879,245)	534,192	$777,167	25,288,154
John Hancock Collateral Trust*	1,205,722	6,545,743	35,968,248	(30,447,924)	(4,216)	(2,820)	37,752	3,665	12,059,031
Multi-Asset Absolute Return	6,681,030	58,527,229	13,252,962	(2,836,373)	77,312	(206,521)	—	—	68,814,609
Seaport Long/Short	4,866,624	55,845,495	12,011,196	(4,029,448)	(98,545)	(5,913,203)	—	3,588,698	57,815,495
Strategic Income Opportunities	4,872,173	56,545,046	3,476,974	(4,519,633)	75,570	(3,396,985)	951,882	—	52,180,972
					$(403,154)	$(13,563,018)	$2,873,048	$4,369,530	$298,660,002

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended February 28, 2022, is set forth below:
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	2,998,204	$22,257,796	$10,605,021	$(875,264)	$13,365	$(1,209,360)	$2,226,817	—	$30,791,558
Invesco DB Gold Fund	260,903	12,934,526	2,190,254	(1,576,532)	(128,297)	794,044	—	—	14,213,995
					$(114,932)	$(415,316)	$2,226,817	—	$45,005,553
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071511	345SA 2/22
4/2022

Semiannual report
John Hancock
Global Equity Fund
International equity
February 28, 2022

A message to shareholders
Dear shareholder,
The global equity markets finished 2021 with gains but overall moved lower for the report period of six months ended February 28, 2022. The conflict between Russia and Ukraine was a key driver of market performance. In addition to raising fears about the potential for a broader dispute, it contributed to a surge in oil prices and raised the possibility of instability in the world financial system.
Separately, persistent inflation fueled concerns that the U.S. Federal Reserve (Fed) would need to raise interest rates several times in 2022. Although expectations for the extent of the Fed’s policy tightening diminished in response to geopolitical developments, the prospect of higher rates remained a key headwind for sentiment through period end. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears. Together, these factors led to elevated volatility and weak returns for stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
11	Financial statements
14	Financial highlights
21	Notes to financial statements
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Alphabet, Inc., Class A	4.5
Philip Morris International, Inc.	4.0
Microsoft Corp.	3.6
TotalEnergies SE	3.6
Corteva, Inc.	3.2
Bank of America Corp.	3.1
Johnson & Johnson	3.0
Stellantis NV	3.0
Sanofi	3.0
Samsung Electronics Company, Ltd.	2.9
TOTAL	33.9
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2022 (% of net assets)
United States	53.6
France	13.9
United Kingdom	8.9
Netherlands	8.0
Japan	4.7
Switzerland	4.5
South Korea	2.9
Ireland	1.6
Germany	1.4
Other countries	0.5
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (5-16-13)	6-month	5-year	Since inception (5-16-13)
Class A	6.65	8.37	7.70	-8.92	49.44	92.02
Class C1	10.55	8.74	7.74	-5.28	52.01	92.67
Class I2	12.64	9.82	8.66	-3.97	59.77	107.52
Class R2[1,2]	12.20	9.43	8.32	-4.13	56.92	101.99
Class R4[1,2]	12.51	9.78	8.56	-4.01	59.47	105.82
Class R6[1,2]	12.69	9.94	8.69	-3.93	60.60	108.02
Class NAV[2]	12.70	9.95	8.79	-3.92	60.70	109.81
Index†	10.74	12.05	10.00	-4.65	76.65	131.11
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.28	1.98	0.98	1.38	1.23	0.88	0.87
Net (%)	1.27	1.97	0.97	1.37	1.12	0.87	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	5-16-13	19,267	19,267	23,111
Class I2	5-16-13	20,752	20,752	23,111
Class R2[1,2]	5-16-13	20,199	20,199	23,111
Class R4[1,2]	5-16-13	20,582	20,582	23,111
Class R6[1,2]	5-16-13	20,802	20,802	23,111
Class NAV[2]	5-16-13	20,981	20,981	23,111
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$958.60	$6.17	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class C	Actual expenses/actual returns	1,000.00	955.10	9.55	1.97%
	Hypothetical example	1,000.00	1,015.00	9.84	1.97%
Class I	Actual expenses/actual returns	1,000.00	960.30	4.71	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Class R2	Actual expenses/actual returns	1,000.00	958.70	6.60	1.36%
	Hypothetical example	1,000.00	1,018.10	6.81	1.36%
Class R4	Actual expenses/actual returns	1,000.00	959.90	5.05	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Class R6	Actual expenses/actual returns	1,000.00	960.70	4.23	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class NAV	Actual expenses/actual returns	1,000.00	960.80	4.18	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 94.7%		$708,320,744
(Cost $585,498,507)
France 13.9%		104,140,827
Air Liquide SA	115,855	19,244,155
Capgemini SE	60,294	12,621,345
Carrefour SA	766,637	15,412,706
Cie Generale des Etablissements Michelin SCA	57,526	7,918,911
Sanofi	212,315	22,193,881
TotalEnergies SE	525,069	26,749,829
Germany 1.4%		10,546,040
Deutsche Post AG	209,820	10,546,040
Ireland 1.6%		12,246,340
CRH PLC	271,449	12,246,340
Japan 4.7%		34,815,816
FANUC Corp.	71,504	13,135,440
Mitsubishi Estate Company, Ltd.	427,278	6,523,798
Sumitomo Mitsui Financial Group, Inc.	427,400	15,156,578
Netherlands 8.0%		60,181,417
Akzo Nobel NV	102,572	9,758,945
ING Groep NV	1,209,060	14,120,039
Koninklijke Ahold Delhaize NV	447,038	13,751,925
Stellantis NV	1,240,953	22,550,508
Spain 0.5%		3,704,661
Amadeus IT Group SA (A)	56,151	3,704,661
Switzerland 4.5%		33,567,516
Chubb, Ltd.	61,824	12,589,839
Roche Holding AG	55,389	20,977,677
United Kingdom 8.9%		66,305,105
Associated British Foods PLC	542,954	13,892,038
AstraZeneca PLC	159,331	19,366,212
Ferguson PLC	71,741	10,931,807
Reckitt Benckiser Group PLC	173,408	14,683,773
RELX PLC	244,023	7,431,275
United States 51.2%		382,813,022
Alphabet, Inc., Class A (A)	12,329	33,302,353
Apple, Inc.	92,571	15,285,324
Arthur J. Gallagher & Company	108,599	17,179,276
AutoZone, Inc. (A)	5,893	10,980,957
Bank of America Corp.	529,303	23,395,193
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	9

	Shares	Value
United States (continued)
Cisco Systems, Inc.	290,285	$16,189,194
Comcast Corp., Class A	316,149	14,783,127
Corteva, Inc.	457,153	23,785,671
Electronic Arts, Inc.	109,645	14,263,718
Huntington Bancshares, Inc.	937,463	14,549,426
Johnson & Johnson	138,141	22,733,864
Johnson Controls International PLC	154,758	10,053,080
Lennar Corp., A Shares	90,500	8,134,140
Meta Platforms, Inc., Class A (A)	82,617	17,434,666
Microsoft Corp.	90,262	26,969,383
Northrop Grumman Corp.	15,615	6,904,016
Philip Morris International, Inc.	299,236	30,243,783
Stanley Black & Decker, Inc.	70,155	11,414,219
T-Mobile US, Inc. (A)	117,546	14,482,843
UnitedHealth Group, Inc.	44,677	21,260,444
Waste Management, Inc.	104,855	15,141,062

Wells Fargo & Company	268,452	14,327,283
Preferred securities 2.9%		$21,956,454
(Cost $18,511,809)
South Korea 2.9%		21,956,454
Samsung Electronics Company, Ltd.	397,276	21,956,454

	Yield (%)	Shares	Value
Short-term investments 2.3%			$16,866,767
(Cost $16,866,767)
Short-term funds 2.3%			16,866,767
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0100(B)	16,866,767	16,866,767

Total investments (Cost $620,877,083) 99.9%	$747,143,965
Other assets and liabilities, net 0.1%	855,662
Total net assets 100.0%	$747,999,627

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $623,617,595. Net unrealized appreciation aggregated to $123,526,370, of which $142,570,555 related to gross unrealized appreciation and $19,044,185 related to gross unrealized depreciation.
10	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $620,877,083)	$747,143,965
Cash	10,488
Dividends and interest receivable	1,351,275
Receivable for fund shares sold	276,492
Receivable for investments sold	4,321,840
Other assets	91,322
Total assets	753,195,382
Liabilities
Foreign currency overdraft, at value (cost $1,307,891)	1,307,891
Payable for investments purchased	3,670,704
Payable for fund shares repurchased	66,209
Payable to affiliates
Accounting and legal services fees	27,665
Transfer agent fees	7,477
Distribution and service fees	46
Trustees’ fees	238
Other liabilities and accrued expenses	115,525
Total liabilities	5,195,755
Net assets	$747,999,627
Net assets consist of
Paid-in capital	$779,601,218
Total distributable earnings (loss)	(31,601,591)
Net assets	$747,999,627

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($54,894,096 ÷ 4,516,784 shares)[1]	$12.15
Class C ($2,441,085 ÷ 201,208 shares)[1]	$12.13
Class I ($19,844,652 ÷ 1,632,295 shares)	$12.16
Class R2 ($105,144 ÷ 8,628 shares)	$12.19
Class R4 ($61,840 ÷ 5,087 shares)	$12.16
Class R6 ($113,571,443 ÷ 9,348,763 shares)	$12.15
Class NAV ($557,081,367 ÷ 45,858,885 shares)	$12.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	11

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$6,842,664
Interest	654
Less foreign taxes withheld	(333,791)
Total investment income	6,509,527
Expenses
Investment management fees	3,386,555
Distribution and service fees	98,525
Accounting and legal services fees	52,809
Transfer agent fees	51,853
Trustees’ fees	6,528
Custodian fees	108,327
State registration fees	41,798
Printing and postage	16,438
Professional fees	38,045
Other	23,271
Total expenses	3,824,149
Less expense reductions	(39,101)
Net expenses	3,785,048
Net investment income	2,724,479
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	67,103,916
67,103,916
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(103,203,073)
(103,203,073)
Net realized and unrealized loss	(36,099,157)
Decrease in net assets from operations	$(33,374,678)
12	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$2,724,479	$14,881,333
Net realized gain	67,103,916	131,120,812
Change in net unrealized appreciation (depreciation)	(103,203,073)	74,309,259
Increase (decrease) in net assets resulting from operations	(33,374,678)	220,311,404
Distributions to shareholders
From earnings
Class A	(10,344,847)	(968,204)
Class C	(460,316)	(41,089)
Class I	(3,721,142)	(364,900)
Class R2	(18,501)	(1,413)
Class R4	(13,586)	(1,357)
Class R6	(25,127,900)	(4,755,224)
Class NAV	(106,782,774)	(13,459,075)
Total distributions	(146,469,066)	(19,591,262)
From fund share transactions	373,171	(101,475,067)
Total increase (decrease)	(179,470,573)	99,245,075
Net assets
Beginning of period	927,470,200	828,225,125
End of period	$747,999,627	$927,470,200
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	13

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.43	$12.36	$11.47	$11.92	$12.03	$10.94
Net investment income (loss)[2]	0.02	0.18	0.12	0.18	0.16	0.15
Net realized and unrealized gain (loss) on investments	(0.55)	3.15	1.02	0.08	0.72	1.11
Total from investment operations	(0.53)	3.33	1.14	0.26	0.88	1.26
Less distributions
From net investment income	(0.20)	(0.07)	(0.19)	(0.20)	(0.17)	(0.17)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)	—
Total distributions	(2.75)	(0.26)	(0.25)	(0.71)	(0.99)	(0.17)
Net asset value, end of period	$12.15	$15.43	$12.36	$11.47	$11.92	$12.03
Total return (%)[3,4]	(4.14)[5]	27.30	9.99	3.23	7.50	11.64
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$58	$45	$42	$44	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.28	1.31	1.30	1.28	1.29
Expenses including reductions	1.27[6]	1.28	1.30	1.29	1.27	1.28
Net investment income (loss)	0.25[6,7]	1.28	1.01	1.60	1.36	1.34
Portfolio turnover (%)	23	63[8]	74	18	43	46

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
14	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.36	$12.32	$11.44	$11.87	$11.99	$10.91
Net investment income (loss)[2]	(0.03)	0.05	0.03	0.10	0.08	0.08
Net realized and unrealized gain (loss) on investments	(0.55)	3.18	1.03	0.10	0.71	1.09
Total from investment operations	(0.58)	3.23	1.06	0.20	0.79	1.17
Less distributions
From net investment income	(0.10)	—	(0.12)	(0.12)	(0.09)	(0.09)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)	—
Total distributions	(2.65)	(0.19)	(0.18)	(0.63)	(0.91)	(0.09)
Net asset value, end of period	$12.13	$15.36	$12.32	$11.44	$11.87	$11.99
Total return (%)[3,4]	(4.49)[5]	26.48	9.22	2.59	6.69	10.83
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$6	$10	$13	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98[6]	1.98	2.01	2.00	1.98	1.98
Expenses including reductions	1.97[6]	1.98	2.00	1.99	1.97	1.98
Net investment income (loss)	(0.44)[6,7]	0.41	0.27	0.89	0.66	0.69
Portfolio turnover (%)	23	63[8]	74	18	43	46

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	15

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.46	$12.37	$11.48	$11.94	$12.05	$10.96
Net investment income (loss)[2]	0.04	0.21	0.15	0.21	0.19	0.21
Net realized and unrealized gain (loss) on investments	(0.55)	3.17	1.03	0.07	0.72	1.08
Total from investment operations	(0.51)	3.38	1.18	0.28	0.91	1.29
Less distributions
From net investment income	(0.24)	(0.10)	(0.23)	(0.23)	(0.20)	(0.20)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)	—
Total distributions	(2.79)	(0.29)	(0.29)	(0.74)	(1.02)	(0.20)
Net asset value, end of period	$12.16	$15.46	$12.37	$11.48	$11.94	$12.05
Total return (%)[3]	(3.97)[4]	27.78	10.28	3.52	7.80	11.95
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20	$16	$14	$19	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[5]	0.98	1.01	1.01	0.98	0.97
Expenses including reductions	0.97[5]	0.98	1.00	1.00	0.97	0.97
Net investment income (loss)	0.55[5,6]	1.57	1.32	1.86	1.61	1.83
Portfolio turnover (%)	23	63[7]	74	18	43	46

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
16	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.46	$12.38	$11.49	$11.93	$12.05	$10.96
Net investment income (loss)[2]	0.01	0.17	0.10	0.16	0.13	0.16
Net realized and unrealized gain (loss) on investments	(0.54)	3.16	1.03	0.10	0.74	1.10
Total from investment operations	(0.53)	3.33	1.13	0.26	0.87	1.26
Less distributions
From net investment income	(0.19)	(0.06)	(0.18)	(0.19)	(0.17)	(0.17)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)	—
Total distributions	(2.74)	(0.25)	(0.24)	(0.70)	(0.99)	(0.17)
Net asset value, end of period	$12.19	$15.46	$12.38	$11.49	$11.93	$12.05
Total return (%)[3]	(4.13)[4]	27.23	9.87	3.21	7.43	11.69
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[6]	1.37	1.39	1.39	1.30	1.23
Expenses including reductions	1.36[6]	1.37	1.39	1.39	1.29	1.22
Net investment income (loss)	0.15[6,7]	1.21	0.86	1.40	1.10	1.44
Portfolio turnover (%)	23	63[8]	74	18	43	46

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	17

CLASS R4 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.46	$12.37	$11.48	$11.93	$12.04	$10.95
Net investment income (loss)[2]	0.04	0.21	0.15	0.21	0.16	0.19
Net realized and unrealized gain (loss) on investments	(0.55)	3.17	1.02	0.08	0.75	1.09
Total from investment operations	(0.51)	3.38	1.17	0.29	0.91	1.28
Less distributions
From net investment income	(0.24)	(0.10)	(0.22)	(0.23)	(0.20)	(0.19)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)	—
Total distributions	(2.79)	(0.29)	(0.28)	(0.74)	(1.02)	(0.19)
Net asset value, end of period	$12.16	$15.46	$12.37	$11.48	$11.93	$12.04
Total return (%)[3]	(4.01)[4]	27.71	10.21	3.54	7.74	11.91
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.15	1.16	1.16	1.13	1.13
Expenses including reductions	1.04[6]	1.04	1.05	1.05	1.02	1.02
Net investment income (loss)	0.51[6,7]	1.51	1.27	1.84	1.33	1.67
Portfolio turnover (%)	23	63[8]	74	18	43	46

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
18	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.46	$12.37	$11.48	$11.94	$12.04	$10.95
Net investment income (loss)[2]	0.05	0.23	0.20	0.22	0.22	0.24
Net realized and unrealized gain (loss) on investments	(0.55)	3.17	0.99	0.07	0.72	1.06
Total from investment operations	(0.50)	3.40	1.19	0.29	0.94	1.30
Less distributions
From net investment income	(0.26)	(0.12)	(0.24)	(0.24)	(0.22)	(0.21)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)	—
Total distributions	(2.81)	(0.31)	(0.30)	(0.75)	(1.04)	(0.21)
Net asset value, end of period	$12.15	$15.46	$12.37	$11.48	$11.94	$12.04
Total return (%)[3]	(3.93)[4]	27.90	10.38	3.63	7.99	12.09
Ratios and supplemental data
Net assets, end of period (in millions)	$114	$234	$197	$7	$7	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.88	0.89	0.90	0.88	0.88
Expenses including reductions	0.87[5]	0.87	0.89	0.89	0.87	0.87
Net investment income (loss)	0.70[5,6]	1.68	1.76	1.99	1.88	2.11
Portfolio turnover (%)	23	63[7]	74	18	43	46

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	19

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$15.46	$12.37	$11.48	$11.93	$12.04	$10.95
Net investment income (loss)[2]	0.05	0.23	0.16	0.22	0.21	0.21
Net realized and unrealized gain (loss) on investments	(0.55)	3.17	1.03	0.09	0.72	1.09
Total from investment operations	(0.50)	3.40	1.19	0.31	0.93	1.30
Less distributions
From net investment income	(0.26)	(0.12)	(0.24)	(0.25)	(0.22)	(0.21)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)	—
Total distributions	(2.81)	(0.31)	(0.30)	(0.76)	(1.04)	(0.21)
Net asset value, end of period	$12.15	$15.46	$12.37	$11.48	$11.93	$12.04
Total return (%)[3]	(3.92)[4]	27.91	10.39	3.73	7.92	12.09
Ratios and supplemental data
Net assets, end of period (in millions)	$557	$614	$564	$638	$713	$747
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.87	0.88	0.88	0.87	0.87
Expenses including reductions	0.86[5]	0.86	0.87	0.88	0.86	0.86
Net investment income (loss)	0.67[5,6]	1.71	1.42	2.00	1.78	1.82
Portfolio turnover (%)	23	63[7]	74	18	43	46

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
20	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	21

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
France	$104,140,827	—	$104,140,827	—
Germany	10,546,040	—	10,546,040	—
Ireland	12,246,340	—	12,246,340	—
Japan	34,815,816	—	34,815,816	—
Netherlands	60,181,417	—	60,181,417	—
Spain	3,704,661	—	3,704,661	—
Switzerland	33,567,516	$12,589,839	20,977,677	—
United Kingdom	66,305,105	—	66,305,105	—
United States	382,813,022	382,813,022	—	—
Preferred securities	21,956,454	—	21,956,454	—
Short-term investments	16,866,767	16,866,767	—	—
Total investments in securities	$747,143,965	$412,269,628	$334,874,337	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
22	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $3,404.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2021, the fund has a short-term capital loss carryforward of $21,840,529 and a long-term capital loss carryforward of $172,722,110 available to offset future net realized capital gains. These carryforwards do not expire.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	23

The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, redemptions in kind and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
24	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary,make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,611
Class C	120
Class I	913
Class R2	5
Class	Expense reduction
Class R4	$3
Class R6	8,345
Class NAV	27,069
Total	$39,066

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $35 for Class R4 shares for the six months ended February 28, 2022.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	25

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,843 for the six months ended February 28, 2022. Of this amount, $3,503 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,340 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $4 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$85,079	$31,641
Class C	13,094	1,462
Class I	—	11,060
Class R2	257	4
Class R4	95	3
Class R6	—	7,683
Total	$98,525	$51,853
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
26	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	292,356	$4,088,737	566,814	$7,519,344
Distributions reinvested	787,524	9,962,178	71,702	929,976
Repurchased	(295,247)	(4,047,748)	(552,556)	(7,492,737)
Net increase	784,633	$10,003,167	85,960	$956,583
Class C shares
Sold	8,221	$112,885	16,513	$233,210
Distributions reinvested	36,389	460,316	3,168	41,089
Repurchased	(22,241)	(305,977)	(338,957)	(4,364,554)
Net increase (decrease)	22,369	$267,224	(319,276)	$(4,090,255)
Class I shares
Sold	234,761	$3,215,754	253,016	$3,455,704
Distributions reinvested	255,941	3,237,656	27,468	355,979
Repurchased	(140,794)	(1,896,483)	(274,031)	(3,652,965)
Net increase	349,908	$4,556,927	6,453	$158,718
Class R2 shares
Sold	1,100	$15,988	2,274	$30,165
Distributions reinvested	1,458	18,501	109	1,413
Repurchased	(576)	(8,690)	(2,039)	(26,011)
Net increase	1,982	$25,799	344	$5,567
Class R4 shares
Sold	35	$503	87	$1,188
Distributions reinvested	202	2,554	18	237
Repurchased	(21)	(325)	(6)	(78)
Net increase	216	$2,732	99	$1,347
Class R6 shares
Sold	1,505,434	$20,233,983	6,045,952	$74,085,977
Distributions reinvested	1,987,967	25,127,900	366,915	4,755,224
Repurchased	(9,250,369)	(132,990,045)	(7,211,540)	(90,405,942)
Net decrease	(5,756,968)	$(87,628,162)	(798,673)	$(11,564,741)
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	27

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	275,334	$3,883,659	2,683,881	$36,176,527
Distributions reinvested	8,448,004	106,782,774	1,039,311	13,459,075
Repurchased	(2,552,275)	(37,520,949)	(9,648,950)	(136,577,888)
Net increase (decrease)	6,171,063	$73,145,484	(5,925,758)	$(86,942,286)
Total net increase (decrease)	1,573,203	$373,171	(6,950,851)	$(101,475,067)
Affiliates of the fund owned 78%, 4% and 100% of shares of Class R4, Class R6 and Class NAV, respectively on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On October 21, 2020, there was a redemption in kind from Class R6 shares of $59,160,387, which represented approximately 6.8% of the fund on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $187,277,159 and $339,888,106, respectively, for the six months ended February 28, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 72.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	24.7%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	21.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.0%
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Effective March 31, 2022, Uday Chatterjee and Felicity Smith will be added as portfolio managers of the fund.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Paul G. Boyne
Uday Chatterjee1
Stephen G. Hermsdorf
Felicity Smith1
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071534	425SA 2/22
4/2022

Semiannual report
John Hancock
Blue Chip Growth Fund
U.S. equity
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. stock market posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, U.S. stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s (Fed’s) aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
These headwinds overshadowed the gradual migration in the U.S. of the COVID-19 virus from pandemic to endemic status. Inflation surged to 7.9%, a 40-year high. In response, the Fed accelerated a plan to taper its bond purchases and confirmed its intention to enact a rate hike in March. Investors also began to price in the possibility of several more rate hikes in 2022.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Microsoft Corp.	11.6
Amazon.com, Inc.	10.6
Alphabet, Inc., Class C	9.9
Apple, Inc.	8.5
Meta Platforms, Inc., Class A	4.9
Tesla, Inc.	3.5
NVIDIA Corp.	3.2
Visa, Inc., Class A	2.7
ServiceNow, Inc.	2.4
Mastercard, Inc., Class A	2.1
TOTAL	59.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-6.15	15.65	14.97	-20.85	106.87	303.38
Class C1	-2.76	15.99	14.97	-17.67	109.93	303.37
Class 1[2]	-0.87	17.24	15.80	-16.52	121.50	333.58
Class NAV[2]	-0.81	17.30	15.86	-16.50	122.03	335.68
Index 1†	16.39	15.17	14.59	-2.62	102.66	290.37
Index 2†	12.55	20.24	16.97	-7.75	151.30	379.51
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class 1	Class NAV
Gross (%)	1.19	1.89	0.82	0.77
Net (%)	1.14	1.88	0.81	0.76
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.
See the following page for footnotes.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-29-12	40,337	40,337	39,037	47,951
Class 1[2]	2-29-12	43,358	43,358	39,037	47,951
Class NAV[2]	2-29-12	43,568	43,568	39,037	47,951
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$833.30	$5.18	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	830.30	8.35	1.84%
	Hypothetical example	1,000.00	1,015.70	9.20	1.84%
Class 1	Actual expenses/actual returns	1,000.00	834.80	3.55	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	835.00	3.32	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	7

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 99.7%		$4,475,247,612
(Cost $2,088,973,314)
Communication services 21.6%		970,881,237
Entertainment 3.3%
Netflix, Inc. (A)	159,022	62,737,359
Sea, Ltd., ADR (A)	376,564	54,827,718
Spotify Technology SA (A)	68,534	10,704,325
The Walt Disney Company (A)	119,950	17,807,777
Interactive media and services 18.1%
Alphabet, Inc., Class A (A)	21,846	59,009,104
Alphabet, Inc., Class C (A)	164,382	443,473,047
Meta Platforms, Inc., Class A (A)	1,046,131	220,765,025
Pinterest, Inc., Class A (A)	462,407	12,369,387
Snap, Inc., Class A (A)	1,389,482	55,495,911
Tencent Holdings, Ltd.	426,200	22,998,311
Wireless telecommunication services 0.2%
T-Mobile US, Inc. (A)	86,789	10,693,273
Consumer discretionary 20.5%		917,420,149
Automobiles 3.8%
Rivian Automotive, Inc., Class A (A)(B)	219,721	14,844,351
Tesla, Inc. (A)	178,983	155,792,173
Hotels, restaurants and leisure 1.5%
Booking Holdings, Inc. (A)	10,724	23,295,209
Chipotle Mexican Grill, Inc. (A)	21,322	32,480,869
Starbucks Corp.	105,528	9,686,415
Internet and direct marketing retail 11.3%
Amazon.com, Inc. (A)	155,581	477,829,702
Delivery Hero SE (A)(C)	64,584	3,461,743
DoorDash, Inc., Class A (A)	254,462	26,705,787
JD.com, Inc., Class A (A)	20,295	724,926
Multiline retail 0.7%
Dollar General Corp.	148,705	29,494,150
Specialty retail 1.7%
Carvana Company (A)	244,456	36,783,294
Ross Stores, Inc.	335,797	30,688,488
The TJX Companies, Inc.	117,629	7,775,277
Textiles, apparel and luxury goods 1.5%
Lululemon Athletica, Inc. (A)	101,892	32,599,326
NIKE, Inc., Class B	258,209	35,258,439
8	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 2.8%		$125,536,994
Capital markets 2.3%
MSCI, Inc.	10,303	5,168,912
S&P Global, Inc.	75,443	28,343,935
The Charles Schwab Corp.	290,571	24,541,627
The Goldman Sachs Group, Inc.	131,244	44,792,265
Insurance 0.5%
Chubb, Ltd.	72,158	14,694,255
Marsh & McLennan Companies, Inc.	51,451	7,996,000
Health care 10.1%		454,169,723
Health care equipment and supplies 2.8%
Align Technology, Inc. (A)	14,903	7,622,288
Intuitive Surgical, Inc. (A)	239,409	69,507,615
Stryker Corp.	135,001	35,552,513
Teleflex, Inc.	34,627	11,645,406
Health care providers and services 3.3%
HCA Healthcare, Inc.	140,890	35,266,176
Humana, Inc.	38,368	16,663,990
UnitedHealth Group, Inc.	201,476	95,876,384
Health care technology 0.3%
Veeva Systems, Inc., Class A (A)	55,210	12,645,851
Life sciences tools and services 1.7%
Danaher Corp.	185,541	50,914,306
Thermo Fisher Scientific, Inc.	50,236	27,328,384
Pharmaceuticals 2.0%
AstraZeneca PLC, ADR	182,906	11,135,317
Eli Lilly & Company	211,721	52,919,664
Zoetis, Inc.	139,901	27,091,829
Industrials 1.2%		54,755,859
Commercial services and supplies 0.3%
Cintas Corp.	13,782	5,172,660
Copart, Inc. (A)	55,628	6,835,569
Industrial conglomerates 0.8%
General Electric Company	146,250	13,968,338
Roper Technologies, Inc.	49,979	22,401,587
Professional services 0.1%
TransUnion	70,270	6,377,705
Information technology 43.1%		1,933,800,661
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	60,809	8,661,026
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	9

	Shares	Value
Information technology (continued)
IT services 7.6%
Affirm Holdings, Inc. (A)	159,229	$6,662,141
Block, Inc. (A)	185,780	23,686,950
Fiserv, Inc. (A)	69,824	6,819,710
Mastercard, Inc., Class A	266,452	96,141,211
MongoDB, Inc. (A)	66,220	25,295,378
PayPal Holdings, Inc. (A)	256,336	28,691,688
Shopify, Inc., Class A (A)	27,797	19,298,345
Snowflake, Inc., Class A (A)	32,203	8,555,049
Twilio, Inc., Class A (A)	27,300	4,772,040
Visa, Inc., Class A	566,941	122,527,289
Semiconductors and semiconductor equipment 6.9%
Advanced Micro Devices, Inc. (A)	456,719	56,331,721
ASML Holding NV, NYRS	56,916	37,935,083
Marvell Technology, Inc.	296,602	20,266,815
Monolithic Power Systems, Inc.	35,262	16,174,679
NVIDIA Corp.	585,507	142,775,882
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	138,001	14,767,487
Texas Instruments, Inc.	119,812	20,366,842
Software 19.9%
Atlassian Corp. PLC, Class A (A)	80,817	24,707,373
Bill.com Holdings, Inc. (A)	118,176	28,111,707
Confluent, Inc., Class A (A)	98,800	4,227,652
Crowdstrike Holdings, Inc., Class A (A)	23,477	4,582,945
Datadog, Inc., Class A (A)	77,452	12,478,292
DocuSign, Inc. (A)	103,575	12,266,387
Fortinet, Inc. (A)	96,076	33,100,104
HashiCorp, Inc., Class A (A)(B)	40,757	2,053,745
Intuit, Inc.	162,537	77,102,677
Microsoft Corp.	1,749,617	522,768,065
Paycom Software, Inc. (A)	10,026	3,400,919
ServiceNow, Inc. (A)	187,243	108,585,961
Synopsys, Inc. (A)	148,555	46,407,096
Zoom Video Communications, Inc., Class A (A)	87,300	11,575,980
Technology hardware, storage and peripherals 8.5%
Apple, Inc.	2,317,723	382,702,422
Materials 0.3%		14,278,364
Chemicals 0.3%
Linde PLC	39,531	11,592,070
The Sherwin-Williams Company	10,209	2,686,294
10	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 0.1%		$4,404,625
Real estate management and development 0.1%
Opendoor Technologies, Inc. (A)	527,500	4,404,625

	Yield (%)	Shares	Value
Short-term investments 0.5%			$23,649,447
(Cost $23,649,480)
Short-term funds 0.5%			23,649,447
John Hancock Collateral Trust (D)	0.0896(E)	1,617,172	16,174,146
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0265(E)	1,411,799	1,411,799
T. Rowe Price Government Reserve Fund	0.1031(E)	6,063,502	6,063,502

Total investments (Cost $2,112,622,794) 100.2%	$4,498,897,059
Other assets and liabilities, net (0.2%)	(8,357,307)
Total net assets 100.0%	$4,490,539,752

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $2,124,604,153. Net unrealized appreciation aggregated to $2,374,292,906, of which $2,560,395,428 related to gross unrealized appreciation and $186,102,522 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,096,448,615) including $15,851,248 of securities loaned	$4,482,722,913
Affiliated investments, at value (Cost $16,174,179)	16,174,146
Total investments, at value (Cost $2,112,622,794)	4,498,897,059
Dividends and interest receivable	2,615,205
Receivable for fund shares sold	770,620
Receivable for investments sold	22,347,674
Receivable for securities lending income	6,352
Receivable from affiliates	4,054
Other assets	175,574
Total assets	4,524,816,538
Liabilities
Payable for investments purchased	12,886,305
Payable for fund shares repurchased	4,224,528
Payable upon return of securities loaned	16,178,824
Payable to affiliates
Accounting and legal services fees	169,782
Transfer agent fees	91,860
Trustees’ fees	1,526
Other liabilities and accrued expenses	723,961
Total liabilities	34,276,786
Net assets	$4,490,539,752
Net assets consist of
Paid-in capital	$1,883,904,588
Total distributable earnings (loss)	2,606,635,164
Net assets	$4,490,539,752

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($993,731,288 ÷ 21,455,098 shares)[1]	$46.32
Class C ($78,137,331 ÷ 1,814,839 shares)[1]	$43.05
Class 1 ($2,014,458,656 ÷ 42,198,427 shares)	$47.74
Class NAV ($1,404,212,477 ÷ 29,297,503 shares)	$47.93
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$48.76

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$9,072,143
Interest	7,957
Securities lending	23,320
Less foreign taxes withheld	(50,502)
Total investment income	9,052,918
Expenses
Investment management fees	18,870,025
Distribution and service fees	2,738,792
Accounting and legal services fees	322,059
Transfer agent fees	677,783
Trustees’ fees	39,186
Custodian fees	277,476
State registration fees	40,517
Printing and postage	62,305
Professional fees	90,340
Other	75,808
Total expenses	23,194,291
Less expense reductions	(929,595)
Net expenses	22,264,696
Net investment loss	(13,211,778)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	387,127,700
Affiliated investments	(4,429)
Capital gain distributions received from affiliated investments	1,897
387,125,168
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,274,670,912)
Affiliated investments	(324)
(1,274,671,236)
Net realized and unrealized loss	(887,546,068)
Decrease in net assets from operations	$(900,757,846)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(13,211,778)	$(26,180,004)
Net realized gain	387,125,168	764,908,398
Change in net unrealized appreciation (depreciation)	(1,274,671,236)	347,211,244
Increase (decrease) in net assets resulting from operations	(900,757,846)	1,085,939,638
Distributions to shareholders
From earnings
Class A	(170,511,454)	(44,997,858)
Class C	(14,757,655)	(4,621,610)
Class 1	(347,785,194)	(106,252,592)
Class NAV	(225,193,801)	(76,844,497)
Total distributions	(758,248,104)	(232,716,557)
From fund share transactions	546,949,445	(370,499,190)
Total increase (decrease)	(1,112,056,505)	482,723,891
Net assets
Beginning of period	5,602,596,257	5,119,872,366
End of period	$4,490,539,752	$5,602,596,257
14	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$65.28	$55.94	$40.48	$42.40	$38.65	$32.33
Net investment loss[2]	(0.23)	(0.45)	(0.23)	(0.12)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	(9.51)	12.43	16.33	0.84	9.76	8.37
Total from investment operations	(9.74)	11.98	16.10	0.72	9.60	8.28
Less distributions
From net realized gain	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)	(1.96)
Net asset value, end of period	$46.32	$65.28	$55.94	$40.48	$42.40	$38.65
Total return (%)[3,4]	(16.67)[5]	22.34	40.25	3.14	27.50	27.10
Ratios and supplemental data
Net assets, end of period (in millions)	$994	$1,190	$943	$579	$477	$286
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[6]	1.19	1.21	1.20	1.20	1.24
Expenses including reductions	1.14[6]	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.79)[6]	(0.79)	(0.52)	(0.30)	(0.40)	(0.25)
Portfolio turnover (%)	14	33	28	38	25	26

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	15

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$61.56	$53.27	$38.86	$41.11	$37.89	$31.96
Net investment loss[2]	(0.40)	(0.81)	(0.53)	(0.39)	(0.43)	(0.34)
Net realized and unrealized gain (loss) on investments	(8.89)	11.74	15.58	0.78	9.50	8.23
Total from investment operations	(9.29)	10.93	15.05	0.39	9.07	7.89
Less distributions
From net realized gain	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)	(1.96)
Net asset value, end of period	$43.05	$61.56	$53.27	$38.86	$41.11	$37.89
Total return (%)[3,4]	(16.97)[5]	21.46	39.22	2.40	26.56	26.16
Ratios and supplemental data
Net assets, end of period (in millions)	$78	$103	$100	$74	$66	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[6]	1.89	1.91	1.90	1.90	1.94
Expenses including reductions	1.84[6]	1.85	1.88	1.87	1.86	1.89
Net investment loss	(1.49)[6]	(1.50)	(1.26)	(1.03)	(1.12)	(1.00)
Portfolio turnover (%)	14	33	28	38	25	26

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$66.87	$57.05	$41.13	$42.89	$38.92	$32.46
Net investment income (loss)[2]	(0.13)	(0.25)	(0.08)	0.01	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(9.78)	12.71	16.64	0.87	9.85	8.41
Total from investment operations	(9.91)	12.46	16.56	0.88	9.82	8.43
Less distributions
From net investment income	—	—	—	—	—	(0.01)
From net realized gain	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)	(1.96)
Total distributions	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)	(1.97)
Net asset value, end of period	$47.74	$66.87	$57.05	$41.13	$42.89	$38.92
Total return (%)[3]	(16.52)[4]	22.76	40.74	3.50	27.92	27.49
Ratios and supplemental data
Net assets, end of period (in millions)	$2,014	$2,621	$2,345	$1,804	$1,763	$1,306
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[5]	0.82	0.84	0.84	0.84	0.87
Expenses including reductions	0.78[5]	0.79	0.80	0.81	0.80	0.83
Net investment income (loss)	(0.43)[5]	(0.43)	(0.18)	0.04	(0.07)	0.06
Portfolio turnover (%)	14	33	28	38	25	26

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	17

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$67.08	$57.20	$41.22	$42.95	$38.95	$32.48
Net investment income (loss)[2]	(0.11)	(0.22)	(0.06)	0.04	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	(9.82)	12.74	16.68	0.87	9.86	8.41
Total from investment operations	(9.93)	12.52	16.62	0.91	9.85	8.45
Less distributions
From net investment income	—	—	—	—	—	(0.02)
From net realized gain	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)	(1.96)
Total distributions	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)	(1.98)
Net asset value, end of period	$47.93	$67.08	$57.20	$41.22	$42.95	$38.95
Total return (%)[3]	(16.50)[4]	22.81	40.80	3.57	27.98	27.54
Ratios and supplemental data
Net assets, end of period (in millions)	$1,404	$1,689	$1,732	$1,501	$882	$995
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.77	0.79	0.79	0.79	0.82
Expenses including reductions	0.73[5]	0.74	0.75	0.76	0.75	0.78
Net investment income (loss)	(0.38)[5]	(0.38)	(0.14)	0.09	(0.02)	0.11
Portfolio turnover (%)	14	33	28	38	25	26

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	19

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$970,881,237	$947,882,926	$22,998,311	—
Consumer discretionary	917,420,149	913,233,480	4,186,669	—
Financials	125,536,994	125,536,994	—	—
Health care	454,169,723	454,169,723	—	—
Industrials	54,755,859	54,755,859	—	—
Information technology	1,933,800,661	1,933,800,661	—	—
Materials	14,278,364	14,278,364	—	—
Real estate	4,404,625	4,404,625	—	—
Short-term investments	23,649,447	23,649,447	—	—
Total investments in securities	$4,498,897,059	$4,471,712,079	$27,184,980	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments.
20	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $15,851,248 and received $16,178,824 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	21

and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $9,859.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as distributors for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
22	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund’s aggregate net assets; b) 0.800% of the next $500 million of the fund’s aggregate net assets; c) 0.750% of the next $2 billion of the fund’s aggregate net assets; and d) 0.725% of the fund’s aggregate net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series – (I). The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may be terminated at any time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$223,936
Class C	16,178
Class 1	416,332
Class	Expense reduction
Class NAV	$273,149
Total	$929,595

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	23

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $651,569 for the six months ended February 28, 2022. Of this amount, $104,204 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $547,365 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $4,955 and $1,416 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,682,643	$626,206
Class C	461,844	51,577
Class 1	594,305	—
Total	$2,738,792	$677,783
24	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$13,400,000	1	0.54%	$201
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,835,314	$105,784,708	3,801,438	$216,126,746
Distributions reinvested	3,218,518	170,195,235	823,022	44,978,176
Repurchased	(1,827,673)	(101,893,206)	(3,246,136)	(183,808,918)
Net increase	3,226,159	$174,086,737	1,378,324	$77,296,004
Class C shares
Sold	47,697	$2,547,021	154,825	$8,336,053
Distributions reinvested	299,688	14,750,650	88,999	4,610,139
Repurchased	(199,611)	(10,546,506)	(449,648)	(24,158,307)
Net increase (decrease)	147,774	$6,751,165	(205,824)	$(11,212,115)
Class 1 shares
Sold	166,584	$10,872,033	1,148,589	$66,909,656
Distributions reinvested	6,386,067	347,785,194	1,902,804	106,252,592
Repurchased	(3,541,888)	(204,513,502)	(4,976,073)	(289,586,756)
Net increase (decrease)	3,010,763	$154,143,725	(1,924,680)	$(116,424,508)
Class NAV shares
Sold	1,062,903	$56,976,932	1,191,699	$69,595,672
Distributions reinvested	4,118,394	225,193,801	1,372,223	76,844,497
Repurchased	(1,068,160)	(70,202,915)	(7,660,785)	(466,598,740)
Net increase (decrease)	4,113,137	$211,967,818	(5,096,863)	$(320,158,571)
Total net increase (decrease)	10,497,833	$546,949,445	(5,849,043)	$(370,499,190)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	25

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $720,445,681 and $949,156,173, respectively, for the six months ended February 28, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 31.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,617,172	$1,042,968	$104,336,839	$(89,200,908)	$(4,429)	$(324)	$23,320	$1,897	$16,174,146

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2022, the fund engaged in securities sales amounting to $6,236,154.
26	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Managers
Paul Greene II
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071515	457SA 2/22
4/2022

Semiannual report
John Hancock
Equity Income Fund
U.S. equity
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. stock market posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, U.S. stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s (Fed’s) aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
These headwinds overshadowed the gradual migration in the U.S. of the COVID-19 virus from pandemic to endemic status. Inflation surged to 7.9%, a 40-year high. In response, the Fed accelerated a plan to taper its bond purchases and confirmed its intention to enact a rate hike in March. Investors also began to price in the possibility of several more rate hikes in 2022.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Wells Fargo & Company	3.8
QUALCOMM, Inc.	2.8
American International Group, Inc.	2.7
General Electric Company	2.6
United Parcel Service, Inc., Class B	2.6
The Southern Company	2.3
TotalEnergies SE, ADR	2.3
Anthem, Inc.	2.3
AbbVie, Inc.	2.1
Chubb, Ltd.	2.0
TOTAL	25.5
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2022 (% of net assets)
United States	89.6
France	3.2
Switzerland	2.0
Germany	1.7
Ireland	1.3
Canada	1.0
Other countries	1.2
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-22	as of 2-28-22
Class A1	12.90	8.89	10.18	-0.23	53.09	163.76	1.09	1.06
Class C1	17.03	9.25	10.20	3.72	55.64	164.22	0.44	0.41
Class 1[2]	19.27	10.43	11.01	5.27	64.21	184.11	1.50	1.47
Class NAV[2]	19.36	10.49	11.06	5.31	64.66	185.49	1.55	1.52
Index 1††	14.99	9.45	11.71	0.42	57.07	202.76	—	—
Index 2††	16.39	15.17	14.59	-2.62	102.66	290.37	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class 1	Class NAV
Gross (%)	1.14	1.84	0.77	0.72
Net (%)	1.13	1.83	0.76	0.71
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-29-12	26,422	26,422	30,276	39,037
Class 1[2]	2-29-12	28,411	28,411	30,276	39,037
Class NAV[2]	2-29-12	28,549	28,549	30,276	39,037
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,050.30	$5.59	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Class C	Actual expenses/actual returns	1,000.00	1,046.80	9.13	1.80%
	Hypothetical example	1,000.00	1,015.90	9.00	1.80%
Class 1	Actual expenses/actual returns	1,000.00	1,052.70	3.77	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	1,053.10	3.51	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 96.7%		$2,053,723,438
(Cost $1,343,449,943)
Communication services 4.5%		94,791,599
Diversified telecommunication services 0.4%
AT&T, Inc.	262,665	6,222,534
Verizon Communications, Inc.	37,799	2,028,672
Entertainment 1.1%
The Walt Disney Company (A)	155,097	23,025,701
Media 3.0%
Comcast Corp., Class A	657,919	30,764,292
Fox Corp., Class B	244,723	9,363,102
News Corp., Class A	1,047,818	23,387,298
Consumer discretionary 3.8%		81,368,113
Automobiles 1.0%
Volkswagen AG, ADR (B)	1,132,061	22,244,999
Hotels, restaurants and leisure 0.8%
Las Vegas Sands Corp. (A)	376,109	16,120,032
Leisure products 0.8%
Mattel, Inc. (A)(B)	654,158	16,340,867
Multiline retail 0.6%
Kohl’s Corp.	247,214	13,750,043
Specialty retail 0.6%
The TJX Companies, Inc.	195,343	12,912,172
Consumer staples 7.0%		148,267,717
Beverages 0.6%
The Coca-Cola Company	195,343	12,158,148
Food and staples retailing 0.4%
Walmart, Inc.	65,969	8,916,370
Food products 3.1%
Conagra Brands, Inc.	653,456	22,851,356
Mondelez International, Inc., Class A	23,326	1,527,386
Tyson Foods, Inc., Class A	448,127	41,523,448
Household products 1.4%
Kimberly-Clark Corp.	231,666	30,151,330
Tobacco 1.5%
Altria Group, Inc.	54,969	2,819,360
Philip Morris International, Inc.	280,205	28,320,319
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	9

	Shares	Value
Energy 6.3%		$133,477,066
Oil, gas and consumable fuels 6.3%
Chevron Corp.	28,570	4,114,080
EOG Resources, Inc.	193,469	22,233,457
Exxon Mobil Corp.	275,919	21,637,568
Hess Corp.	73,852	7,463,483
Occidental Petroleum Corp.	142,163	6,216,788
Targa Resources Corp.	19,003	1,242,226
TC Energy Corp.	408,840	21,958,796
TotalEnergies SE, ADR	962,016	48,610,668
Financials 22.5%		477,767,949
Banks 8.5%
Bank of America Corp.	270,761	11,967,636
Citigroup, Inc.	196,100	11,615,003
Fifth Third Bancorp	696,999	33,344,432
Huntington Bancshares, Inc.	1,556,800	24,161,536
JPMorgan Chase & Co.	84,070	11,921,126
The PNC Financial Services Group, Inc.	36,969	7,366,073
Wells Fargo & Company	1,511,587	80,673,397
Capital markets 4.0%
Franklin Resources, Inc.	65,749	1,954,718
Morgan Stanley	188,495	17,104,036
Raymond James Financial, Inc.	18,171	1,992,450
State Street Corp.	290,321	24,773,091
The Bank of New York Mellon Corp.	44,373	2,358,425
The Charles Schwab Corp.	142,655	12,048,641
The Goldman Sachs Group, Inc.	70,660	24,115,551
Diversified financial services 1.1%
Equitable Holdings, Inc.	730,440	23,856,170
Insurance 8.9%
American International Group, Inc.	914,728	56,017,943
Chubb, Ltd.	208,294	42,416,990
Loews Corp.	595,581	36,532,939
Marsh & McLennan Companies, Inc.	17,299	2,688,438
MetLife, Inc.	605,955	40,932,260
The Hartford Financial Services Group, Inc.	142,877	9,927,094
Health care 16.8%		356,234,200
Biotechnology 2.4%
AbbVie, Inc.	299,048	44,190,323
Biogen, Inc. (A)	19,961	4,211,971
Gilead Sciences, Inc.	40,860	2,467,944
Health care equipment and supplies 3.7%
Becton, Dickinson and Company	132,436	35,927,238
10	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	270,419	$28,391,291
Zimmer Biomet Holdings, Inc.	109,677	13,949,818
Health care providers and services 6.3%
Anthem, Inc.	106,656	48,192,514
Cardinal Health, Inc.	188,366	10,173,648
Centene Corp. (A)	168,395	13,912,795
Cigna Corp.	93,366	22,200,567
CVS Health Corp.	280,331	29,056,308
UnitedHealth Group, Inc.	21,520	10,240,722
Pharmaceuticals 4.4%
AstraZeneca PLC, ADR	149,200	9,083,296
GlaxoSmithKline PLC	114,886	2,395,848
Johnson & Johnson	146,783	24,156,078
Merck & Company, Inc.	203,477	15,582,269
Organon & Company	9,740	363,594
Pfizer, Inc.	473,745	22,237,590
Sanofi, ADR	371,790	19,500,386
Industrials 10.6%		225,910,698
Aerospace and defense 2.6%
L3Harris Technologies, Inc.	144,219	36,387,896
The Boeing Company (A)	93,809	19,262,740
Air freight and logistics 2.6%
United Parcel Service, Inc., Class B	258,802	54,457,117
Airlines 0.3%
Southwest Airlines Company (A)	130,229	5,704,030
Commercial services and supplies 0.8%
Stericycle, Inc. (A)	304,172	17,751,478
Industrial conglomerates 3.4%
3M Company	24,700	3,671,655
General Electric Company	576,380	55,050,054
Siemens AG, ADR	198,293	13,856,715
Machinery 0.6%
Flowserve Corp.	60,485	1,836,929
PACCAR, Inc.	108,571	9,967,904
Snap-on, Inc.	5,547	1,165,868
Professional services 0.3%
Nielsen Holdings PLC	390,259	6,798,312
Information technology 8.3%		177,261,161
Communications equipment 0.5%
Cisco Systems, Inc.	180,788	10,082,547
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	40,235	$5,730,671
IT services 0.5%
Fiserv, Inc. (A)	105,450	10,299,302
Semiconductors and semiconductor equipment 4.9%
Applied Materials, Inc.	143,571	19,267,228
NXP Semiconductors NV	26,978	5,129,057
QUALCOMM, Inc.	343,782	59,127,066
Texas Instruments, Inc.	119,546	20,321,625
Software 2.2%
Citrix Systems, Inc.	162,715	16,678,288
Microsoft Corp.	102,498	30,625,377
Materials 4.7%		99,704,294
Chemicals 3.2%
Akzo Nobel NV	68,980	6,562,903
CF Industries Holdings, Inc.	462,521	37,552,080
DuPont de Nemours, Inc.	18,647	1,442,718
International Flavors & Fragrances, Inc.	155,886	20,732,838
RPM International, Inc.	25,700	2,173,449
Containers and packaging 1.5%
International Paper Company	717,673	31,240,306
Real estate 4.4%		93,599,153
Equity real estate investment trusts 4.4%
Equity Residential	366,959	31,301,603
Rayonier, Inc.	421,742	16,743,157
Vornado Realty Trust	61,700	2,670,376
Welltower, Inc.	86,246	7,183,429
Weyerhaeuser Company	918,225	35,700,588
Utilities 7.8%		165,341,488
Electric utilities 3.2%
NextEra Energy, Inc.	133,043	10,413,276
The Southern Company	755,810	48,953,814
Xcel Energy, Inc.	125,400	8,443,182
Multi-utilities 4.6%
Ameren Corp.	155,261	13,344,683
Dominion Energy, Inc.	269,700	21,449,241
NiSource, Inc.	820,434	23,735,156

Sempra Energy	270,435	39,002,136
12	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 1.4%		$29,137,453
(Cost $27,629,084)
Health care 0.4%		7,936,529
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (B)	147,904	7,936,529
Utilities 1.0%		21,200,924
Electric utilities 0.7%
NextEra Energy, Inc., 5.279%	127,698	6,304,450
The Southern Company, 6.750%	165,430	8,413,770
Multi-utilities 0.3%
NiSource, Inc., 7.750%	58,408	6,482,704

	Yield (%)	Shares	Value
Short-term investments 2.1%			$44,960,934
(Cost $44,963,195)
Short-term funds 2.1%			44,960,934
John Hancock Collateral Trust (C)	0.0896(D)	1,157,229	11,574,026
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0265(D)	1,500,039	1,500,039
T. Rowe Price Government Reserve Fund	0.1031(D)	31,886,869	31,886,869

Total investments (Cost $1,416,042,222) 100.2%	$2,127,821,825
Other assets and liabilities, net (0.2%)	(3,693,174)
Total net assets 100.0%	$2,124,128,651

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $1,429,643,091. Net unrealized appreciation aggregated to $698,178,734, of which $716,089,420 related to gross unrealized appreciation and $17,910,686 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,404,465,935) including $11,306,975 of securities loaned	$2,116,247,799
Affiliated investments, at value (Cost $11,576,287)	11,574,026
Total investments, at value (Cost $1,416,042,222)	2,127,821,825
Dividends and interest receivable	4,368,170
Receivable for fund shares sold	729,060
Receivable for investments sold	7,156,717
Receivable for securities lending income	3,417
Other assets	87,152
Total assets	2,140,166,341
Liabilities
Payable for investments purchased	3,835,693
Payable for fund shares repurchased	191,721
Payable upon return of securities loaned	11,572,907
Payable to affiliates
Accounting and legal services fees	75,609
Transfer agent fees	8,815
Trustees’ fees	686
Other liabilities and accrued expenses	352,259
Total liabilities	16,037,690
Net assets	$2,124,128,651
Net assets consist of
Paid-in capital	$1,348,529,413
Total distributable earnings (loss)	775,599,238
Net assets	$2,124,128,651

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($102,023,554 ÷ 4,757,591 shares)[1]	$21.44
Class C ($2,391,037 ÷ 111,191 shares)[1]	$21.50
Class 1 ($199,620,566 ÷ 9,296,916 shares)	$21.47
Class NAV ($1,820,093,494 ÷ 84,902,177 shares)	$21.44
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.57

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$27,625,599
Interest	11,318
Securities lending	22,730
Less foreign taxes withheld	(476,738)
Total investment income	27,182,909
Expenses
Investment management fees	7,443,047
Distribution and service fees	200,251
Accounting and legal services fees	137,291
Transfer agent fees	53,581
Trustees’ fees	16,122
Custodian fees	115,121
State registration fees	22,321
Printing and postage	16,576
Professional fees	52,110
Other	38,778
Total expenses	8,095,198
Less expense reductions	(330,558)
Net expenses	7,764,640
Net investment income	19,418,269
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	109,921,422
Affiliated investments	(1,382)
Capital gain distributions received from affiliated investments	1,887
109,921,927
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(14,721,092)
Affiliated investments	(5,063)
(14,726,155)
Net realized and unrealized gain	95,195,772
Increase in net assets from operations	$114,614,041
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$19,418,269	$37,611,487
Net realized gain	109,921,927	130,857,971
Change in net unrealized appreciation (depreciation)	(14,726,155)	539,366,736
Increase in net assets resulting from operations	114,614,041	707,836,194
Distributions to shareholders
From earnings
Class A	(7,535,162)	(1,503,559)
Class C	(179,804)	(35,081)
Class 1	(15,609,297)	(4,522,418)
Class NAV	(158,135,418)	(46,943,668)
Total distributions	(181,459,681)	(53,004,726)
From fund share transactions	(62,772,569)	(286,524,813)
Total increase (decrease)	(129,618,209)	368,306,655
Net assets
Beginning of period	2,253,746,860	1,885,440,205
End of period	$2,124,128,651	$2,253,746,860
16	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$22.20	$16.28	$18.31	$20.97	$20.22	$18.50
Net investment income[2]	0.15	0.27	0.33	0.36	0.31	0.36
Net realized and unrealized gain (loss) on investments	0.90	6.06	(0.90)	(0.84)	2.22	2.17
Total from investment operations	1.05	6.33	(0.57)	(0.48)	2.53	2.53
Less distributions
From net investment income	(0.18)	(0.30)	(0.38)	(0.36)	(0.33)	(0.40)
From net realized gain	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)	(0.41)
Total distributions	(1.81)	(0.41)	(1.46)	(2.18)	(1.78)	(0.81)
Net asset value, end of period	$21.44	$22.20	$16.28	$18.31	$20.97	$20.22
Total return (%)[3,4]	5.03[5]	39.49	(3.96)	(0.94)	12.83	13.96
Ratios and supplemental data
Net assets, end of period (in millions)	$102	$90	$59	$51	$43	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.14	1.17	1.16	1.18	1.19
Expenses including reductions	1.10[6]	1.11	1.14	1.13	1.14	1.14
Net investment income	1.40[6]	1.36	1.99	1.97	1.52	1.85
Portfolio turnover (%)	7	22	31	26	19	21

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	17

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$22.25	$16.32	$18.34	$21.00	$20.25	$18.52
Net investment income[2]	0.08	0.14	0.22	0.24	0.17	0.22
Net realized and unrealized gain (loss) on investments	0.90	6.07	(0.90)	(0.86)	2.22	2.18
Total from investment operations	0.98	6.21	(0.68)	(0.62)	2.39	2.40
Less distributions
From net investment income	(0.10)	(0.17)	(0.26)	(0.22)	(0.19)	(0.26)
From net realized gain	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)	(0.41)
Total distributions	(1.73)	(0.28)	(1.34)	(2.04)	(1.64)	(0.67)
Net asset value, end of period	$21.50	$22.25	$16.32	$18.34	$21.00	$20.25
Total return (%)[3,4]	4.68[5]	38.50	(4.60)	(1.66)	12.00	13.16
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83[6]	1.84	1.87	1.86	1.88	1.89
Expenses including reductions	1.80[6]	1.81	1.84	1.83	1.84	1.86
Net investment income	0.69[6]	0.69	1.28	1.28	0.80	1.12
Portfolio turnover (%)	7	22	31	26	19	21

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$22.22	$16.30	$18.33	$20.99	$20.24	$18.51
Net investment income[2]	0.19	0.34	0.40	0.43	0.39	0.44
Net realized and unrealized gain (loss) on investments	0.90	6.06	(0.91)	(0.85)	2.21	2.16
Total from investment operations	1.09	6.40	(0.51)	(0.42)	2.60	2.60
Less distributions
From net investment income	(0.21)	(0.37)	(0.44)	(0.42)	(0.40)	(0.46)
From net realized gain	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)	(0.41)
Total distributions	(1.84)	(0.48)	(1.52)	(2.24)	(1.85)	(0.87)
Net asset value, end of period	$21.47	$22.22	$16.30	$18.33	$20.99	$20.24
Total return (%)[3]	5.27[4]	39.95	(3.58)	(0.57)	13.21	14.36
Ratios and supplemental data
Net assets, end of period (in millions)	$200	$194	$160	$197	$235	$255
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.77	0.79	0.80	0.82	0.83
Expenses including reductions	0.74[5]	0.74	0.76	0.77	0.78	0.79
Net investment income	1.75[5]	1.74	2.35	2.32	1.86	2.23
Portfolio turnover (%)	7	22	31	26	19	21

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	19

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$22.19	$16.28	$18.31	$20.97	$20.22	$18.49
Net investment income[2]	0.20	0.35	0.41	0.44	0.40	0.45
Net realized and unrealized gain (loss) on investments	0.90	6.05	(0.91)	(0.85)	2.21	2.16
Total from investment operations	1.10	6.40	(0.50)	(0.41)	2.61	2.61
Less distributions
From net investment income	(0.22)	(0.38)	(0.45)	(0.43)	(0.41)	(0.47)
From net realized gain	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)	(0.41)
Total distributions	(1.85)	(0.49)	(1.53)	(2.25)	(1.86)	(0.88)
Net asset value, end of period	$21.44	$22.19	$16.28	$18.31	$20.97	$20.22
Total return (%)[3]	5.31[4]	40.01	(3.53)	(0.52)	13.28	14.44
Ratios and supplemental data
Net assets, end of period (in millions)	$1,820	$1,968	$1,664	$1,495	$1,344	$1,377
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.72	0.74	0.75	0.77	0.78
Expenses including reductions	0.69[5]	0.69	0.71	0.72	0.73	0.74
Net investment income	1.80[5]	1.79	2.41	2.38	1.92	2.30
Portfolio turnover (%)	7	22	31	26	19	21

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	21

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$94,791,599	$94,791,599	—	—
Consumer discretionary	81,368,113	81,368,113	—	—
Consumer staples	148,267,717	148,267,717	—	—
Energy	133,477,066	133,477,066	—	—
Financials	477,767,949	477,767,949	—	—
Health care	356,234,200	353,838,352	$2,395,848	—
Industrials	225,910,698	225,910,698	—	—
Information technology	177,261,161	177,261,161	—	—
Materials	99,704,294	93,141,391	6,562,903	—
Real estate	93,599,153	93,599,153	—	—
Utilities	165,341,488	165,341,488	—	—
Preferred securities	29,137,453	29,137,453	—	—
Short-term investments	44,960,934	44,960,934	—	—
Total investments in securities	$2,127,821,825	$2,118,863,074	$8,958,751	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from
22	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $11,306,975 and received $11,572,907 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	23

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $5,314.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
24	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	25

Aggregate net assets include the net assets of the fund, Equity Income Trust a series of John Hancock Variable Insurance Trust, and Manulife US Large Cap Value Equity Fund (Canada). The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class, as applicable, exceed 1.14%, of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$14,174
Class C	352
Class 1	28,991
Class	Expense reduction
Class NAV	$287,041
Total	$330,558

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
26	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $93,444 for the six months ended February 28, 2022. Of this amount, $15,564 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $77,880 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $2,268 for Class A. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$140,644	$52,283
Class C	11,635	1,298
Class 1	47,972	—
Total	$200,251	$53,581
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	27

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	712,679	$15,489,792	1,081,793	$21,785,112
Distributions reinvested	363,248	7,518,913	82,483	1,501,984
Repurchased	(357,312)	(7,772,238)	(764,226)	(14,473,353)
Net increase	718,615	$15,236,467	400,050	$8,813,743
Class C shares
Sold	8,245	$183,283	16,351	$291,635
Distributions reinvested	8,658	179,804	1,975	35,081
Repurchased	(12,775)	(280,790)	(42,466)	(821,019)
Net increase (decrease)	4,128	$82,297	(24,140)	$(494,303)
Class 1 shares
Sold	421,211	$9,202,782	550,196	$11,206,083
Distributions reinvested	753,259	15,609,297	248,130	4,522,418
Repurchased	(585,833)	(12,850,118)	(1,896,386)	(37,252,440)
Net increase (decrease)	588,637	$11,961,961	(1,098,060)	$(21,523,939)
Class NAV shares
Sold	994,038	$21,791,998	3,610,365	$71,477,981
Distributions reinvested	7,641,123	158,135,418	2,582,451	46,943,668
Repurchased	(12,421,390)	(269,980,710)	(19,736,525)	(391,741,963)
Net decrease	(3,786,229)	$(90,053,294)	(13,543,709)	$(273,320,314)
Total net decrease	(2,474,849)	$(62,772,569)	(14,265,859)	$(286,524,813)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $141,574,742 and $368,663,932, respectively, for the six months ended February 28, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
28	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 85.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio/Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	31.30%
JHF II Multimanager Lifestyle Balanced Portfolio	19.30%
JHF II Multimanager Lifestyle Aggressive Portfolio	13.60%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,157,229	$12,734,553	$17,706,502	$(18,860,584)	$(1,382)	$(5,063)	$22,730	$1,887	$11,574,026

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Other matters
The Trust and several of its funds, including the Equity Income Fund (the “fund”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amount at issue for the Equity Income Fund is approximately $12 million. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re: Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings were appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. On April 19, 2021, the U.S. Supreme Court rejected the plaintiff’s petition for review, and on August 4, 2021, the Second Circuit Court of Appeals issued its opinion affirming the dismissal of the plaintiff’s claim. On September 3, 2021, a petition was filed by the plaintiffs for a rehearing with the Court of Appeals for the Second Circuit. On
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	29

October 17, 2021, this petition was denied. On January 5, 2022, the plaintiff filed a petition with the Supreme Court of the United States, seeking further review of the Second Circuit’s decision. On February 22, 2022 the Supreme Court denied the petition, closing the case.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Managers
John D. Linehan, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071523	458SA 2/22
4/2022

Semiannual report
John Hancock
Small Cap Value Fund
U.S. equity
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. stock market posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, U.S. stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s (Fed’s) aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
These headwinds overshadowed the gradual migration in the U.S. of the COVID-19 virus from pandemic to endemic status. Inflation surged to 7.9%, a 40-year high. In response, the Fed accelerated a plan to taper its bond purchases and confirmed its intention to enact a rate hike in March. Investors also began to price in the possibility of several more rate hikes in 2022.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Spectrum Brands Holdings, Inc.	2.1
Haemonetics Corp.	2.1
Element Solutions, Inc.	2.1
TriMas Corp.	2.1
Hancock Whitney Corp.	1.7
Banc of California, Inc.	1.7
Huron Consulting Group, Inc.	1.7
Synovus Financial Corp.	1.7
CDK Global, Inc.	1.7
Visteon Corp.	1.6
TOTAL	18.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	5.46	4.80	8.70	-2.32	26.41	130.29
Class I1,2	11.30	6.19	9.53	2.96	35.04	148.44
Class R6[1,2]	11.43	6.31	9.64	3.05	35.76	150.96
Class NAV[2]	11.46	6.32	9.64	3.06	35.87	151.08
Index†	6.63	7.97	10.66	-2.10	46.70	175.43
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6	Class NAV
Gross (%)	1.46	1.16	1.05	1.04
Net (%)	1.44	1.14	1.03	1.02
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Value Index.
See the following page for footnotes.
4	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Value Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1,2	2-29-12	24,844	24,844	27,543
Class R6[1,2]	2-29-12	25,096	25,096	27,543
Class NAV[2]	2-29-12	25,108	25,108	27,543
The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,028.30	$6.94	1.38%
	Hypothetical example	1,000.00	1,018.00	6.90	1.38%
Class I	Actual expenses/actual returns	1,000.00	1,029.60	5.43	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Class R6	Actual expenses/actual returns	1,000.00	1,030.50	4.93	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Class NAV	Actual expenses/actual returns	1,000.00	1,030.60	4.88	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	7

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 97.1%		$717,064,925
(Cost $519,250,456)
Communication services 1.0%		7,537,206
Media 1.0%
WideOpenWest, Inc. (A)	443,626	7,537,206
Consumer discretionary 7.6%		56,366,682
Auto components 1.9%
Gentherm, Inc. (A)	22,793	1,933,758
Visteon Corp. (A)	99,726	11,984,073
Hotels, restaurants and leisure 1.1%
Aramark	78,383	2,897,036
Wyndham Hotels & Resorts, Inc.	60,642	5,240,075
Household durables 1.6%
Century Communities, Inc.	55,744	3,552,008
Tri Pointe Homes, Inc. (A)	376,513	8,422,596
Internet and direct marketing retail 0.5%
Shutterstock, Inc.	37,975	3,437,877
Specialty retail 1.0%
Monro, Inc.	164,895	7,697,299
Textiles, apparel and luxury goods 1.5%
Deckers Outdoor Corp. (A)	3,056	882,084
Kontoor Brands, Inc.	208,314	10,319,876
Consumer staples 4.2%		30,548,334
Beverages 0.8%
C&C Group PLC (A)	1,981,726	5,580,192
Food products 1.3%
Cranswick PLC	165,832	7,784,584
Post Holdings, Inc. (A)	15,040	1,581,306
Household products 2.1%
Spectrum Brands Holdings, Inc.	168,164	15,602,252
Energy 1.3%		9,145,335
Oil, gas and consumable fuels 1.3%
Chesapeake Energy Corp.	20,748	1,602,783
Dorian LPG, Ltd.	547,355	7,542,552
Financials 25.2%		186,252,044
Banks 16.6%
1st Source Corp.	133,149	6,429,765
Atlantic Union Bankshares Corp.	257,463	10,460,722
Banc of California, Inc.	644,616	12,666,704
8	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Cadence Bank	262,004	$8,284,566
Eastern Bankshares, Inc.	322,924	7,059,119
First Busey Corp.	278,342	7,640,488
First Citizens BancShares, Inc., Class A	2,556	2,015,278
First Interstate BancSystem, Inc., Class A	261,707	10,625,304
Flushing Financial Corp.	349,784	8,216,426
Hancock Whitney Corp.	232,152	12,926,223
International Bancshares Corp.	255,867	11,004,840
Old National Bancorp	588,561	10,758,895
Synovus Financial Corp.	235,409	12,394,284
Webster Financial Corp.	33,293	2,004,572
Capital markets 0.5%
SLR Investment Corp.	221,515	4,009,422
Insurance 7.0%
Alleghany Corp. (A)	4,745	3,140,810
Argo Group International Holdings, Ltd.	101,057	4,261,574
Assured Guaranty, Ltd.	144,900	8,979,453
Kemper Corp.	183,818	9,823,234
ProAssurance Corp.	305,976	7,374,022
Reinsurance Group of America, Inc.	14,683	1,627,757
SiriusPoint, Ltd. (A)	759,853	5,615,314
White Mountains Insurance Group, Ltd.	10,687	11,223,487
Thrifts and mortgage finance 1.1%
NMI Holdings, Inc., Class A (A)	333,180	7,709,785
Health care 8.3%		61,314,614
Health care equipment and supplies 3.6%
Haemonetics Corp. (A)	269,422	15,548,344
ICU Medical, Inc. (A)	20,583	4,872,614
Lantheus Holdings, Inc. (A)	127,324	6,088,634
Health care providers and services 3.6%
LHC Group, Inc. (A)	51,330	6,989,606
MEDNAX, Inc. (A)	336,239	7,891,529
Owens & Minor, Inc.	269,381	11,893,171
Health care technology 0.9%
Allscripts Healthcare Solutions, Inc. (A)	334,695	6,513,165
Life sciences tools and services 0.2%
Syneos Health, Inc. (A)	19,161	1,517,551
Industrials 19.8%		146,187,265
Aerospace and defense 1.3%
Hexcel Corp.	159,533	9,236,961
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	9

	Shares	Value
Industrials (continued)
Building products 2.5%
American Woodmark Corp. (A)	126,410	$6,773,048
Tyman PLC	2,536,650	11,665,189
Commercial services and supplies 4.3%
ACCO Brands Corp.	980,569	8,432,893
BrightView Holdings, Inc. (A)	474,975	6,416,912
Clean Harbors, Inc. (A)	18,801	1,794,179
SP Plus Corp. (A)	262,922	7,848,222
UniFirst Corp.	38,362	6,953,113
Construction and engineering 1.0%
Primoris Services Corp.	287,629	7,584,777
Electrical equipment 0.9%
Thermon Group Holdings, Inc. (A)	393,668	6,739,596
Machinery 1.3%
John Bean Technologies Corp.	7,600	861,612
Luxfer Holdings PLC	480,820	8,375,884
Professional services 6.1%
CBIZ, Inc. (A)	181,586	7,065,511
Huron Consulting Group, Inc. (A)	253,078	12,484,338
ICF International, Inc.	100,346	8,892,663
Science Applications International Corp.	130,337	11,429,252
Sterling Check Corp. (A)(B)	263,640	5,552,258
Trading companies and distributors 2.4%
Air Lease Corp.	207,411	8,661,483
GATX Corp.	88,337	9,419,374
Information technology 8.5%		62,837,577
Electronic equipment, instruments and components 2.9%
Belden, Inc.	180,267	10,158,045
CTS Corp.	289,319	10,976,763
IT services 1.7%
ExlService Holdings, Inc. (A)	39,101	4,723,010
WNS Holdings, Ltd., ADR (A)	95,335	7,877,531
Software 3.9%
ACI Worldwide, Inc. (A)	208,307	6,982,451
CDK Global, Inc.	273,220	12,387,795
Progress Software Corp.	220,780	9,731,982
Materials 8.0%		59,191,867
Chemicals 4.2%
Axalta Coating Systems, Ltd. (A)	60,738	1,642,356
Element Solutions, Inc.	622,978	15,312,799
HB Fuller Company	93,429	6,387,741
10	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Orion Engineered Carbons SA (A)	510,574	$7,934,320
Containers and packaging 2.6%
Sealed Air Corp.	52,722	3,539,228
TriMas Corp.	470,417	15,293,257
Paper and forest products 1.2%
Neenah, Inc.	233,175	9,082,166
Real estate 9.3%		68,681,118
Equity real estate investment trusts 9.3%
Alexander & Baldwin, Inc.	436,528	9,791,323
Brandywine Realty Trust	680,748	9,074,371
Centerspace	81,077	7,620,427
Global Medical REIT, Inc.	120,722	1,895,335
LXP Industrial Trust	458,246	7,084,483
Phillips Edison & Company, Inc.	196,331	6,345,418
Physicians Realty Trust	99,259	1,613,951
Piedmont Office Realty Trust, Inc., Class A	510,113	8,692,326
PotlatchDeltic Corp.	113,206	6,215,009
RPT Realty	799,110	10,348,475
Utilities 3.9%		29,002,883
Electric utilities 1.3%
Portland General Electric Company	196,976	10,000,472
Gas utilities 2.6%
New Jersey Resources Corp.	198,652	8,665,200
Spire, Inc.	123,708	8,302,044
UGI Corp.	52,944	2,035,167

	Yield (%)	Shares	Value
Short-term investments 2.9%			$21,685,109
(Cost $21,685,102)
Short-term funds 0.2%			1,885,109
John Hancock Collateral Trust (C)	0.0896(D)	188,483	1,885,109

	Par value^	Value
Repurchase agreement 2.7%		19,800,000
Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-22 at 0.050% to be repurchased at $19,800,028 on 3-1-22, collateralized by $20,421,200 U.S. Treasury Bills, 0.000% due 2-23-23 (valued at $20,196,097)	19,800,000	19,800,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	11

Total investments (Cost $540,935,558) 100.0%	$738,750,034
Other assets and liabilities, net 0.0%	197,982
Total net assets 100.0%	$738,948,016

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $557,760,492. Net unrealized appreciation aggregated to $180,989,542, of which $192,240,789 related to gross unrealized appreciation and $11,251,247 related to gross unrealized depreciation.
12	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $539,050,456) including $1,836,004 of securities loaned	$736,864,925
Affiliated investments, at value (Cost $1,885,102)	1,885,109
Total investments, at value (Cost $540,935,558)	738,750,034
Cash	5,482
Foreign currency, at value (Cost $64)	63
Dividends and interest receivable	590,056
Receivable for fund shares sold	364,983
Receivable for investments sold	6,882,968
Receivable for securities lending income	124
Receivable from affiliates	3,093
Other assets	62,061
Total assets	746,658,864
Liabilities
Payable for investments purchased	2,702,740
Payable for fund shares repurchased	2,921,276
Payable upon return of securities loaned	1,885,102
Payable to affiliates
Accounting and legal services fees	26,318
Transfer agent fees	8,828
Trustees’ fees	237
Other liabilities and accrued expenses	166,347
Total liabilities	7,710,848
Net assets	$738,948,016
Net assets consist of
Paid-in capital	$500,673,758
Total distributable earnings (loss)	238,274,258
Net assets	$738,948,016

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($40,498,315 ÷ 1,836,390 shares)[1]	$22.05
Class I ($63,612,686 ÷ 2,879,133 shares)	$22.09
Class R6 ($27,798,703 ÷ 1,258,009 shares)	$22.10
Class NAV ($607,038,312 ÷ 27,498,175 shares)	$22.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$23.21

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	13

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$7,069,139
Interest	4,780
Securities lending	213
Less foreign taxes withheld	(1,626)
Total investment income	7,072,506
Expenses
Investment management fees	3,666,693
Distribution and service fees	57,238
Accounting and legal services fees	48,988
Transfer agent fees	57,051
Trustees’ fees	5,727
Custodian fees	42,934
State registration fees	29,586
Printing and postage	17,015
Professional fees	35,433
Other	20,148
Total expenses	3,980,813
Less expense reductions	(69,683)
Net expenses	3,911,130
Net investment income	3,161,376
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	77,820,311
Affiliated investments	(63)
77,820,248
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(53,966,536)
Affiliated investments	7
(53,966,529)
Net realized and unrealized gain	23,853,719
Increase in net assets from operations	$27,015,095
14	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,161,376	$4,388,671
Net realized gain	77,820,248	66,929,103
Change in net unrealized appreciation (depreciation)	(53,966,529)	226,891,898
Increase in net assets resulting from operations	27,015,095	298,209,672
Distributions to shareholders
From earnings
Class A	(4,219,390)	(16,630)
Class I	(7,084,965)	(162,763)
Class R6	(2,957,516)	(62,306)
Class NAV	(75,220,925)	(2,647,099)
Total distributions	(89,482,796)	(2,888,798)
From fund share transactions	(15,730,275)	(94,645,981)
Total increase (decrease)	(78,197,976)	200,674,893
Net assets
Beginning of period	817,145,992	616,471,099
End of period	$738,948,016	$817,145,992
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	15

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$24.09	$16.01	$19.54	$23.06	$20.15	$20.18
Net investment income[2]	0.05	0.04	0.04	0.12	0.03	0.14[3]
Net realized and unrealized gain (loss) on investments	0.58	8.05	(2.78)	(2.83)	4.00	0.80
Total from investment operations	0.63	8.09	(2.74)	(2.71)	4.03	0.94
Less distributions
From net investment income	(0.03)	(0.01)	(0.12)	(0.07)	(0.11)	(0.06)
From net realized gain	(2.64)	—	(0.67)	(0.74)	(1.01)	(0.91)
Total distributions	(2.67)	(0.01)	(0.79)	(0.81)	(1.12)	(0.97)
Net asset value, end of period	$22.05	$24.09	$16.01	$19.54	$23.06	$20.15
Total return (%)[4,5]	2.83[6]	50.56	(15.04)	(11.28)	20.52	4.37
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$36	$22	$31	$45	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[7]	1.41	1.47	1.46	1.50	1.52
Expenses including reductions	1.38[7]	1.39	1.46	1.46	1.49	1.52
Net investment income	0.43[7]	0.20	0.24	0.60	0.14	0.69[3]
Portfolio turnover (%)	19	34	46	29	25	26

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$24.17	$16.05	$19.58	$23.13	$20.20	$20.22
Net investment income[2]	0.08	0.11	0.09	0.18	0.09	0.20[3]
Net realized and unrealized gain (loss) on investments	0.59	8.07	(2.77)	(2.86)	4.03	0.82
Total from investment operations	0.67	8.18	(2.68)	(2.68)	4.12	1.02
Less distributions
From net investment income	(0.11)	(0.06)	(0.18)	(0.13)	(0.18)	(0.13)
From net realized gain	(2.64)	—	(0.67)	(0.74)	(1.01)	(0.91)
Total distributions	(2.75)	(0.06)	(0.85)	(0.87)	(1.19)	(1.04)
Net asset value, end of period	$22.09	$24.17	$16.05	$19.58	$23.13	$20.20
Total return (%)[4]	2.96[5]	51.06	(14.77)	(11.08)	20.93	4.70
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$61	$72	$93	$108	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.11	1.17	1.18	1.20	1.21
Expenses including reductions	1.08[6]	1.08	1.16	1.17	1.20	1.20
Net investment income	0.73[6]	0.53	0.53	0.91	0.42	0.96[3]
Portfolio turnover (%)	19	34	46	29	25	26

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	17

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$24.19	$16.06	$19.59	$23.14	$20.21	$20.23
Net investment income[2]	0.10	0.13	0.11	0.20	0.11	0.17[3]
Net realized and unrealized gain (loss) on investments	0.58	8.08	(2.77)	(2.85)	4.03	0.86
Total from investment operations	0.68	8.21	(2.66)	(2.65)	4.14	1.03
Less distributions
From net investment income	(0.13)	(0.08)	(0.20)	(0.16)	(0.20)	(0.14)
From net realized gain	(2.64)	—	(0.67)	(0.74)	(1.01)	(0.91)
Total distributions	(2.77)	(0.08)	(0.87)	(0.90)	(1.21)	(1.05)
Net asset value, end of period	$22.10	$24.19	$16.06	$19.59	$23.14	$20.21
Total return (%)[4]	3.05[5]	51.22	(14.69)	(10.95)	21.03	4.78
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$25	$12	$10	$14	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	1.00	1.05	1.06	1.10	1.12
Expenses including reductions	0.98[6]	0.98	1.04	1.06	1.09	1.11
Net investment income	0.83[6]	0.60	0.63	1.00	0.50	0.83[3]
Portfolio turnover (%)	19	34	46	29	25	26

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$24.17	$16.05	$19.57	$23.12	$20.20	$20.22
Net investment income[2]	0.10	0.13	0.11	0.21	0.11	0.22[3]
Net realized and unrealized gain (loss) on investments	0.59	8.07	(2.76)	(2.86)	4.02	0.82
Total from investment operations	0.69	8.20	(2.65)	(2.65)	4.13	1.04
Less distributions
From net investment income	(0.14)	(0.08)	(0.20)	(0.16)	(0.20)	(0.15)
From net realized gain	(2.64)	—	(0.67)	(0.74)	(1.01)	(0.91)
Total distributions	(2.78)	(0.08)	(0.87)	(0.90)	(1.21)	(1.06)
Net asset value, end of period	$22.08	$24.17	$16.05	$19.57	$23.12	$20.20
Total return (%)[4]	3.06[5]	51.20	(14.64)	(10.95)	21.01	4.80
Ratios and supplemental data
Net assets, end of period (in millions)	$607	$695	$510	$470	$365	$285
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	0.99	1.04	1.05	1.09	1.10
Expenses including reductions	0.97[6]	0.97	1.03	1.04	1.08	1.10
Net investment income	0.84[6]	0.60	0.63	1.07	0.52	1.02[3]
Portfolio turnover (%)	19	34	46	29	25	26

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
20	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$7,537,206	$7,537,206	—	—
Consumer discretionary	56,366,682	56,366,682	—	—
Consumer staples	30,548,334	17,183,558	$13,364,776	—
Energy	9,145,335	9,145,335	—	—
Financials	186,252,044	186,252,044	—	—
Health care	61,314,614	61,314,614	—	—
Industrials	146,187,265	134,522,076	11,665,189	—
Information technology	62,837,577	62,837,577	—	—
Materials	59,191,867	59,191,867	—	—
Real estate	68,681,118	68,681,118	—	—
Utilities	29,002,883	29,002,883	—	—
Short-term investments	21,685,109	1,885,109	19,800,000	—
Total investments in securities	$738,750,034	$693,920,069	$44,829,965	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	21

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $1,836,004 and received $1,885,102 of cash collateral.
22	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $3,350.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	23

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.95% of the first $250 million of the fund’s aggregate daily net assets; (b) 0.94% of the next $500 million of the fund’s aggregate daily net assets; (c) 0.93% of the next $500 million of the fund’s aggregate daily net assets; and (d) 0.92% of the fund’s aggregate daily net assets in excess over $1.25 billion. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of the average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b)
24	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,410
Class I	5,545
Class R6	2,327
Class	Expense reduction
Class NAV	$58,401
Total	$69,683

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.92% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $19,366 for the six months ended February 28, 2022. Of this amount, $3,475 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $15,891 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	25

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$57,238	$21,281
Class I	—	34,672
Class R6	—	1,098
Total	$57,238	$57,051
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$10,600,000	1	0.54%	($159)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	238,311	$5,610,780	437,184	$9,574,057
Distributions reinvested	193,525	4,191,751	829	16,487
Repurchased	(110,454)	(2,590,636)	(324,512)	(6,418,244)
Net increase	321,382	$7,211,895	113,501	$3,172,300
Class I shares
Sold	208,316	$4,954,038	382,404	$7,935,044
Distributions reinvested	326,432	7,080,307	8,164	162,622
Repurchased	(160,701)	(3,675,180)	(2,386,923)	(39,754,342)
Net increase (decrease)	374,047	$8,359,165	(1,996,355)	$(31,656,676)
26	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	201,272	$4,696,776	498,192	$10,835,905
Distributions reinvested	136,233	2,953,529	3,065	61,047
Repurchased	(103,723)	(2,435,379)	(220,743)	(4,578,495)
Net increase	233,782	$5,214,926	280,514	$6,318,457
Class NAV shares
Sold	430,182	$10,113,458	4,630,551	$91,395,924
Distributions reinvested	3,472,804	75,220,925	132,953	2,647,099
Repurchased	(5,174,936)	(121,850,644)	(7,764,839)	(166,523,085)
Net decrease	(1,271,950)	$(36,516,261)	(3,001,335)	$(72,480,062)
Total net decrease	(342,739)	$(15,730,275)	(4,603,675)	$(94,645,981)
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $146,052,100 and $245,463,618, respectively, for the six months ended February 28, 2022.
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 82.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.0%
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	27

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	188,483	—	$5,602,407	$(3,717,242)	$(63)	$7	$213	—	$1,885,109

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve on the fund’s investment management team.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Edmond C. Griffin, CFA
Timothy J. McCormack, CFA1
Shaun F. Pedersen
Danielle S. Williams, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071564	439SA 2/22
4/2022

Semiannual report
John Hancock
Fundamental Global Franchise Fund
International equity
February 28, 2022

A message to shareholders
Dear shareholder,
The global equity markets finished 2021 with gains but overall moved lower for the report period of six months ended February 28, 2022. The conflict between Russia and Ukraine was a key driver of market performance. In addition to raising fears about the potential for a broader dispute, it contributed to a surge in oil prices and raised the possibility of instability in the world financial system.
Separately, persistent inflation fueled concerns that the U.S. Federal Reserve (Fed) would need to raise interest rates several times in 2022. Although expectations for the extent of the Fed’s policy tightening diminished in response to geopolitical developments, the prospect of higher rates remained a key headwind for sentiment through period end. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears. Together, these factors led to elevated volatility and weak returns for stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Amazon.com, Inc.	8.0
Anheuser-Busch InBev SA/NV	6.1
Cie Financiere Richemont SA, A Shares	5.8
Liberty Media Corp.-Liberty Formula One, Series A	5.4
eBay, Inc.	5.4
Danone SA	4.9
Alphabet, Inc., Class A	4.6
Heineken Holding NV	4.3
Ferrari NV	4.2
Walmart, Inc.	4.0
TOTAL	52.7
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2022 (% of net assets)
United States	55.8
Italy	7.3
France	7.2
Netherlands	7.0
Switzerland	6.9
United Kingdom	6.5
Belgium	6.1
Spain	2.1
Japan	1.1
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (6-29-12)	6-month	5-year	Since inception (6-29-12)
Class A	0.79	8.75	10.42	-13.43	52.09	160.75
Class I1	6.40	10.19	11.37	-8.82	62.43	183.26
Class R6[1,2]	6.50	10.29	11.24	-8.78	63.21	180.07
Class NAV[1]	6.50	10.31	11.49	-8.77	63.32	186.38
Index†	10.74	12.05	11.90	-4.65	76.65	196.66
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6	Class NAV
Gross (%)	1.31	1.01	0.90	0.89
Net (%)	1.30	1.00	0.89	0.88
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Global Franchise Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1	6-29-12	28,326	28,326	29,666
Class R6[1,2]	6-29-12	28,007	28,007	29,666
Class NAV[1]	6-29-12	28,638	28,638	29,666
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R6 shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
6	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$910.90	$6.06	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Class I	Actual expenses/actual returns	1,000.00	911.80	4.65	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Class R6	Actual expenses/actual returns	1,000.00	912.20	4.17	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class NAV	Actual expenses/actual returns	1,000.00	912.30	4.13	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 96.0%		$444,110,993
(Cost $339,042,701)
Belgium 6.1%		28,058,314
Anheuser-Busch InBev SA/NV	454,695	28,058,314
France 7.2%		33,343,243
Danone SA	376,293	22,893,430
Sodexo SA	125,167	10,449,813
Italy 7.3%		33,966,495
Ferrari NV	91,122	19,619,478
Salvatore Ferragamo SpA (A)	661,630	14,347,017
Japan 1.1%		5,109,297
Asics Corp.	255,100	5,109,297
Netherlands 7.0%		32,558,769
EXOR NV	164,844	12,489,540
Heineken Holding NV	245,738	20,069,229
Spain 2.1%		9,943,786
Cellnex Telecom SA (A)(B)	219,838	9,943,786
Switzerland 6.8%		31,294,441
Cie Financiere Richemont SA, A Shares	199,613	26,729,490
Dufry AG (A)	97,737	4,564,951
United Kingdom 6.5%		29,853,738
Associated British Foods PLC	359,516	9,198,587
Diageo PLC	98,107	4,860,478
GlaxoSmithKline PLC	757,384	15,794,673
United States 51.9%		239,982,910
Alnylam Pharmaceuticals, Inc. (A)	46,819	7,390,379
Alphabet, Inc., Class A (A)	7,923	21,401,132
Amazon.com, Inc. (A)	12,087	37,122,319
American Tower Corp.	57,296	12,998,744
CarGurus, Inc. (A)	194,900	9,442,905
Comcast Corp., Class A	314,520	14,706,955
eBay, Inc.	454,244	24,797,180
Hologic, Inc. (A)	88,964	6,331,568
Liberty Media Corp.-Liberty Formula One, Series A (A)	448,357	25,179,729
Meta Platforms, Inc., Class A (A)	44,999	9,496,139
Moderna, Inc. (A)	80,592	12,378,931
Oracle Corp.	124,613	9,466,850
Post Holdings, Inc. (A)	129,453	13,610,688
salesforce.com, Inc. (A)	21,910	4,612,712
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	9

	Shares	Value
United States (continued)
The Boston Beer Company, Inc., Class A (A)	17,386	$6,666,836
The Hain Celestial Group, Inc. (A)	164,172	5,969,294
Walmart, Inc.	136,213	18,410,549
Warrants 0.1%		$515,638
(Cost $0)
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	583,817	515,638

	Yield (%)	Shares	Value
Short-term investments 3.7%			$16,911,618
(Cost $16,911,618)
Short-term funds 3.7%			16,911,618
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0100(C)	16,911,618	16,911,618

Total investments (Cost $355,954,319) 99.8%	$461,538,249
Other assets and liabilities, net 0.2%	960,162
Total net assets 100.0%	$462,498,411

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CHF	Swiss Franc

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $358,211,888. Net unrealized appreciation aggregated to $103,326,361, of which $118,872,439 related to gross unrealized appreciation and $15,546,078 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $355,954,319)	$461,538,249
Dividends and interest receivable	972,036
Receivable for fund shares sold	196,928
Other assets	56,153
Total assets	462,763,366
Liabilities
Payable for fund shares repurchased	148,230
Payable to affiliates
Accounting and legal services fees	16,969
Transfer agent fees	8,045
Trustees’ fees	142
Other liabilities and accrued expenses	91,569
Total liabilities	264,955
Net assets	$462,498,411
Net assets consist of
Paid-in capital	$344,231,235
Total distributable earnings (loss)	118,267,176
Net assets	$462,498,411

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,959,301 ÷ 499,590 shares)[1]	$11.93
Class I ($86,387,775 ÷ 7,163,369 shares)	$12.06
Class R6 ($8,620,309 ÷ 713,033 shares)	$12.09
Class NAV ($361,531,026 ÷ 29,898,797 shares)	$12.09
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.56

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$2,064,580
Interest	677
Less foreign taxes withheld	(137,320)
Total investment income	1,927,937
Expenses
Investment management fees	1,991,830
Distribution and service fees	9,575
Accounting and legal services fees	31,159
Transfer agent fees	55,657
Trustees’ fees	3,803
Custodian fees	71,515
State registration fees	28,470
Printing and postage	9,757
Professional fees	33,034
Other	17,426
Total expenses	2,252,226
Less expense reductions	(22,915)
Net expenses	2,229,311
Net investment loss	(301,374)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	23,171,580
23,171,580
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(66,882,438)
(66,882,438)
Net realized and unrealized loss	(43,710,858)
Decrease in net assets from operations	$(44,012,232)
12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(301,374)	$123,552
Net realized gain	23,171,580	37,567,702
Change in net unrealized appreciation (depreciation)	(66,882,438)	89,807,284
Increase (decrease) in net assets resulting from operations	(44,012,232)	127,498,538
Distributions to shareholders
From earnings
Class A	(566,982)	(420,778)
Class I	(8,147,464)	(6,291,435)
Class R6	(1,071,842)	(904,215)
Class NAV	(33,523,141)	(27,413,916)
Total distributions	(43,309,429)	(35,030,344)
From fund share transactions	29,922,370	(13,143,224)
Total increase (decrease)	(57,399,291)	79,324,970
Net assets
Beginning of period	519,897,702	440,572,732
End of period	$462,498,411	$519,897,702
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$14.34	$12.02	$11.91	$13.03	$14.21	$13.78
Net investment income (loss)[2]	(0.03)	(0.05)	(0.01)	0.02	0.05	0.05
Net realized and unrealized gain (loss) on investments	(1.14)	3.37	0.86	0.26	0.84	1.68
Total from investment operations	(1.17)	3.32	0.85	0.28	0.89	1.73
Less distributions
From net investment income	—	—	(0.05)	(0.02)	(0.08)	(0.04)
From net realized gain	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)	(1.26)
Total distributions	(1.24)	(1.00)	(0.74)	(1.40)	(2.07)	(1.30)
Net asset value, end of period	$11.93	$14.34	$12.02	$11.91	$13.03	$14.21
Total return (%)[3,4]	(8.91)[5]	28.93	7.34	4.61	6.80	14.58
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$5	$5	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[6]	1.30	1.32	1.31	1.29	1.28
Expenses including reductions	1.28[6]	1.29	1.31	1.30	1.28	1.27
Net investment income (loss)	(0.50)[6]	(0.38)	(0.09)	0.20	0.41	0.34
Portfolio turnover (%)	14	34	49	26	40	54

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$14.47	$12.08	$11.97	$13.10	$14.28	$13.84
Net investment income (loss)[2]	(0.01)	(0.01)	0.03	0.09	0.07	0.10
Net realized and unrealized gain (loss) on investments	(1.16)	3.40	0.86	0.22	0.86	1.68
Total from investment operations	(1.17)	3.39	0.89	0.31	0.93	1.78
Less distributions
From net investment income	—	—	(0.09)	(0.06)	(0.12)	(0.08)
From net realized gain	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)	(1.26)
Total distributions	(1.24)	(1.00)	(0.78)	(1.44)	(2.11)	(1.34)
Net asset value, end of period	$12.06	$14.47	$12.08	$11.97	$13.10	$14.28
Total return (%)[3]	(8.82)[4]	29.39	7.60	4.90	7.10	14.97
Ratios and supplemental data
Net assets, end of period (in millions)	$86	$94	$75	$31	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[5]	1.00	1.02	1.01	1.00	0.97
Expenses including reductions	0.98[5]	0.99	1.01	1.01	0.99	0.96
Net investment income (loss)	(0.21)[5]	(0.08)	0.27	0.77	0.56	0.74
Portfolio turnover (%)	14	34	49	26	40	54

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17[2]
Per share operating performance
Net asset value, beginning of period	$14.50	$12.10	$11.98	$13.11	$14.29	$12.32
Net investment income (loss)[3]	(0.01)	—[4]	0.04	0.08	0.13	0.09
Net realized and unrealized gain (loss) on investments	(1.16)	3.41	0.87	0.24	0.81	1.88
Total from investment operations	(1.17)	3.41	0.91	0.32	0.94	1.97
Less distributions
From net investment income	—[4]	(0.01)	(0.10)	(0.07)	(0.13)	—
From net realized gain	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)	—
Total distributions	(1.24)	(1.01)	(0.79)	(1.45)	(2.12)	—
Net asset value, end of period	$12.09	$14.50	$12.10	$11.98	$13.11	$14.29
Total return (%)[5]	(8.78)[6]	29.48	7.80	5.02	7.19	15.99[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$13	$11	$7	$4	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[8]	0.89	0.90	0.90	0.89	0.88[8]
Expenses including reductions	0.88[8]	0.89	0.90	0.90	0.89	0.87[8]
Net investment income (loss)	(0.07)[8]	0.03	0.35	0.71	1.05	1.17[8]
Portfolio turnover (%)	14	34	49	26	40	54[9]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class R6 shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
16	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$14.50	$12.10	$11.98	$13.11	$14.29	$13.85
Net investment income (loss)[2]	(0.01)	0.01	0.04	0.07	0.09	0.10
Net realized and unrealized gain (loss) on investments	(1.16)	3.40	0.87	0.26	0.85	1.69
Total from investment operations	(1.17)	3.41	0.91	0.33	0.94	1.79
Less distributions
From net investment income	—[3]	(0.01)	(0.10)	(0.08)	(0.13)	(0.09)
From net realized gain	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)	(1.26)
Total distributions	(1.24)	(1.01)	(0.79)	(1.46)	(2.12)	(1.35)
Net asset value, end of period	$12.09	$14.50	$12.10	$11.98	$13.11	$14.29
Total return (%)[4]	(8.77)[5]	29.49	7.81	5.04	7.21	15.09
Ratios and supplemental data
Net assets, end of period (in millions)	$362	$406	$349	$444	$425	$548
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]	0.88	0.89	0.89	0.88	0.86
Expenses including reductions	0.87[6]	0.88	0.88	0.88	0.87	0.86
Net investment income (loss)	(0.10)[6]	0.05	0.32	0.63	0.65	0.77
Portfolio turnover (%)	14	34	49	26	40	54

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
18	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$28,058,314	—	$28,058,314	—
France	33,343,243	—	33,343,243	—
Italy	33,966,495	$19,619,478	14,347,017	—
Japan	5,109,297	—	5,109,297	—
Netherlands	32,558,769	—	32,558,769	—
Spain	9,943,786	—	9,943,786	—
Switzerland	31,294,441	—	31,294,441	—
United Kingdom	29,853,738	—	29,853,738	—
United States	239,982,910	239,982,910	—	—
Warrants	515,638	515,638	—	—
Short-term investments	16,911,618	16,911,618	—	—
Total investments in securities	$461,538,249	$277,029,644	$184,508,605	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	19

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $2,800.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
20	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	21

For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$294
Class I	4,258
Class R6	520
Class	Expense reduction
Class NAV	$17,843
Total	$22,915

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,613 for the six months ended February 28, 2022. Of this amount, $422 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,191 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
22	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$9,575	$3,562
Class I	—	51,617
Class R6	—	478
Total	$9,575	$55,657
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$16,300,000	1	0.54%	$245
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	40,333	$537,015	75,497	$979,384
Distributions reinvested	43,347	566,982	33,875	419,376
Repurchased	(46,193)	(624,233)	(77,678)	(976,604)
Net increase	37,487	$479,764	31,694	$422,156
Class I shares
Sold	778,740	$10,648,548	1,764,098	$22,710,826
Distributions reinvested	616,765	8,147,464	504,931	6,291,435
Repurchased	(754,837)	(10,282,434)	(1,991,659)	(25,621,000)
Net increase	640,668	$8,513,578	277,370	$3,381,261
Class R6 shares
Sold	25,361	$323,129	243,349	$3,066,554
Distributions reinvested	80,955	1,071,842	71,170	888,206
Repurchased	(258,282)	(3,486,390)	(360,421)	(4,528,393)
Net decrease	(151,966)	$(2,091,419)	(45,902)	$(573,633)
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	23

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	879,504	$11,614,729	4,518,819	$57,619,267
Distributions reinvested	2,531,959	33,523,141	2,196,628	27,413,916
Repurchased	(1,536,684)	(22,117,423)	(7,528,532)	(101,406,191)
Net increase (decrease)	1,874,779	$23,020,447	(813,085)	$(16,373,008)
Total net increase (decrease)	2,400,968	$29,922,370	(549,923)	$(13,143,224)
Affiliates of the fund owned 72% and 100% of shares of Class R6 and Class NAV, respectively, on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $69,589,066 and $79,028,184, respectively, for the six months ended February 28, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 78.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	27.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.4%
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
24	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071530	398SA 2/22
4/2022

Semiannual report
John Hancock
Small Cap Growth Fund
U.S. equity
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. stock market posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, U.S. stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s (Fed’s) aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
These headwinds overshadowed the gradual migration in the U.S. of the COVID-19 virus from pandemic to endemic status. Inflation surged to 7.9%, a 40-year high. In response, the Fed accelerated a plan to taper its bond purchases and confirmed its intention to enact a rate hike in March. Investors also began to price in the possibility of several more rate hikes in 2022.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Boyd Gaming Corp.	3.6
Calix, Inc.	3.6
Simpson Manufacturing Company, Inc.	3.4
Synaptics, Inc.	3.3
BJ’s Wholesale Club Holdings, Inc.	3.1
Asbury Automotive Group, Inc.	3.1
Texas Roadhouse, Inc.	3.1
AMN Healthcare Services, Inc.	2.8
Fox Factory Holding Corp.	2.8
Medpace Holdings, Inc.	2.8
TOTAL	31.6
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-10.34	10.73	11.71	-18.33	66.47	202.57
Class C1	-7.03	11.20	11.95	-15.00	70.05	209.07
Class I1,2	-5.43	12.06	12.38	-13.98	76.73	221.22
Class R6[1,2]	-5.29	12.17	12.43	-13.92	77.61	222.81
Class NAV[2]	-5.32	12.18	12.44	-13.91	77.68	222.94
Index†	-17.40	10.49	11.38	-16.35	64.64	193.93
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.28	2.03	1.03	0.93	0.92
Net (%)	1.27	2.02	1.02	0.92	0.91
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Growth Index.
See the following page for footnotes.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-29-12	30,907	30,907	29,393
Class I1,2	2-29-12	32,122	32,122	29,393
Class R6[1,2]	2-29-12	32,281	32,281	29,393
Class NAV[2]	2-29-12	32,294	32,294	29,393
The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$859.70	$5.86	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class C	Actual expenses/actual returns	1,000.00	856.20	9.30	2.02%
	Hypothetical example	1,000.00	1,014.80	10.09	2.02%
Class I	Actual expenses/actual returns	1,000.00	860.20	4.70	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Class R6	Actual expenses/actual returns	1,000.00	860.80	4.24	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	860.90	4.20	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	7

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 98.7%		$531,313,861
(Cost $456,040,910)
Communication services 2.3%		12,524,027
Media 2.3%
TechTarget, Inc. (A)	159,786	12,524,027
Consumer discretionary 20.6%		110,770,068
Auto components 2.8%
Fox Factory Holding Corp. (A)	127,729	15,074,577
Diversified consumer services 1.2%
European Wax Center, Inc., Class A (A)	249,555	6,206,433
Hotels, restaurants and leisure 8.0%
Boyd Gaming Corp. (A)	275,810	19,565,961
Chuy’s Holdings, Inc. (A)	215,216	7,016,042
Texas Roadhouse, Inc.	173,102	16,429,111
Household durables 1.8%
Skyline Champion Corp. (A)	145,336	9,772,393
Internet and direct marketing retail 1.4%
Overstock.com, Inc. (A)(B)	133,708	7,607,985
Specialty retail 5.4%
Asbury Automotive Group, Inc. (A)	84,789	16,458,392
Leslie’s, Inc. (A)	593,110	12,639,174
Consumer staples 7.6%		40,806,151
Food and staples retailing 5.6%
BJ’s Wholesale Club Holdings, Inc. (A)	263,125	16,542,669
Performance Food Group Company (A)	237,761	13,324,126
Food products 2.0%
Freshpet, Inc. (A)	114,873	10,939,356
Financials 8.3%		44,677,361
Banks 1.6%
First Financial Bankshares, Inc.	173,344	8,306,644
Capital markets 2.4%
PJT Partners, Inc., Class A	202,999	12,955,396
Insurance 1.6%
Kinsale Capital Group, Inc.	41,250	8,652,600
Thrifts and mortgage finance 2.7%
Axos Financial, Inc. (A)	269,688	14,762,721
8	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 20.5%		$110,463,715
Biotechnology 5.9%
Avid Bioservices, Inc. (A)	496,564	10,169,631
CareDx, Inc. (A)	139,190	5,342,112
Halozyme Therapeutics, Inc. (A)	233,894	8,296,220
PTC Therapeutics, Inc. (A)	229,592	8,063,271
Health care equipment and supplies 4.9%
CryoPort, Inc. (A)	172,315	5,915,574
Inmode, Ltd. (A)	216,108	9,225,651
Tandem Diabetes Care, Inc. (A)	101,256	11,404,463
Health care providers and services 4.8%
AMN Healthcare Services, Inc. (A)	142,779	15,154,563
Castle Biosciences, Inc. (A)	242,441	10,495,271
Health care technology 2.1%
Omnicell, Inc. (A)	87,882	11,361,385
Life sciences tools and services 2.8%
Medpace Holdings, Inc. (A)	98,291	15,035,574
Industrials 18.5%		99,573,965
Aerospace and defense 3.0%
AeroVironment, Inc. (A)	108,673	7,721,217
RADA Electronic Industries, Ltd. (A)	652,392	8,539,811
Air freight and logistics 2.3%
Air Transport Services Group, Inc. (A)	386,739	12,186,146
Building products 3.4%
Simpson Manufacturing Company, Inc.	152,981	18,129,778
Commercial services and supplies 2.2%
The Brink’s Company	170,214	11,925,193
Machinery 4.3%
Astec Industries, Inc.	291,323	14,507,885
Kornit Digital, Ltd. (A)	93,439	8,860,820
Professional services 1.3%
FTI Consulting, Inc. (A)	47,477	6,931,642
Trading companies and distributors 2.0%
Rush Enterprises, Inc., Class A	207,383	10,771,473
Information technology 19.1%		102,661,855
Communications equipment 4.8%
Calix, Inc. (A)	356,540	19,374,384
Clearfield, Inc. (A)	98,879	6,339,133
Electronic equipment, instruments and components 0.9%
nLight, Inc. (A)	290,783	4,739,763
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	9

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 7.8%
Onto Innovation, Inc. (A)	164,683	$14,197,321
SiTime Corp. (A)	50,513	10,210,698
Synaptics, Inc. (A)	77,437	17,688,934
Software 5.6%
Domo, Inc., Class B (A)	113,869	5,067,171
Rapid7, Inc. (A)	72,338	7,484,089
Sprout Social, Inc., Class A (A)	76,791	4,999,862
Workiva, Inc. (A)	119,283	12,560,500
Materials 1.8%		9,836,719
Containers and packaging 1.8%
Ranpak Holdings Corp. (A)	406,476	9,836,719

	Yield (%)	Shares	Value
Short-term investments 2.9%			$15,631,878
(Cost $15,631,809)
Short-term funds 2.9%			15,631,878
John Hancock Collateral Trust (C)	0.0896(D)	728,871	7,289,799
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0265(D)	8,342,079	8,342,079

Total investments (Cost $471,672,719) 101.6%	$546,945,739
Other assets and liabilities, net (1.6%)	(8,821,516)
Total net assets 100.0%	$538,124,223

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $473,554,543. Net unrealized appreciation aggregated to $73,391,196, of which $113,948,089 related to gross unrealized appreciation and $40,556,893 related to gross unrealized depreciation.
10	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $464,382,989) including $7,141,554 of securities loaned	$539,655,940
Affiliated investments, at value (Cost $7,289,730)	7,289,799
Total investments, at value (Cost $471,672,719)	546,945,739
Dividends and interest receivable	73,624
Receivable for fund shares sold	18,030
Receivable for investments sold	1,326,276
Receivable for securities lending income	300
Other assets	73,275
Total assets	548,437,244
Liabilities
Payable for investments purchased	2,302,787
Payable for fund shares repurchased	561,369
Payable upon return of securities loaned	7,289,730
Payable to affiliates
Accounting and legal services fees	19,640
Transfer agent fees	1,886
Trustees’ fees	186
Other liabilities and accrued expenses	137,423
Total liabilities	10,313,021
Net assets	$538,124,223
Net assets consist of
Paid-in capital	$432,958,579
Total distributable earnings (loss)	105,165,644
Net assets	$538,124,223

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($20,721,265 ÷ 1,208,295 shares)[1]	$17.15
Class C ($234,209 ÷ 14,238 shares)[1]	$16.45
Class I ($1,318,920 ÷ 75,957 shares)	$17.36
Class R6 ($173,518 ÷ 9,925 shares)	$17.48
Class NAV ($515,676,311 ÷ 29,478,131 shares)	$17.49
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	11

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$1,206,975
Interest	1,148
Securities lending	508
Total investment income	1,208,631
Expenses
Investment management fees	2,643,130
Distribution and service fees	29,716
Accounting and legal services fees	37,573
Transfer agent fees	13,277
Trustees’ fees	4,747
Custodian fees	38,512
State registration fees	33,767
Printing and postage	10,188
Professional fees	32,053
Other	16,843
Total expenses	2,859,806
Less expense reductions	(28,211)
Net expenses	2,831,595
Net investment loss	(1,622,964)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	58,269,104
Affiliated investments	(293)
Capital gain distributions received from affiliated investments	126
58,268,937
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(141,062,810)
Affiliated investments	69
(141,062,741)
Net realized and unrealized loss	(82,793,804)
Decrease in net assets from operations	$(84,416,768)
12	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(1,622,964)	$(4,363,324)
Net realized gain	58,268,937	182,531,138
Change in net unrealized appreciation (depreciation)	(141,062,741)	49,763,598
Increase (decrease) in net assets resulting from operations	(84,416,768)	227,931,412
Distributions to shareholders
From earnings
Class A	(6,334,166)	(372,190)
Class C	(86,563)	(9,899)
Class I	(196,941)	(22,483)
Class R6	(22,284)	(2,498)
Class NAV	(152,746,529)	(23,547,407)
Total distributions	(159,386,483)	(23,954,477)
From fund share transactions	102,370,331	(147,296,422)
Total increase (decrease)	(141,432,920)	56,680,513
Net assets
Beginning of period	679,557,143	622,876,630
End of period	$538,124,223	$679,557,143
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	13

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$27.21	$20.14	$16.62	$19.27	$17.03
Net investment loss[3]	(0.10)	(0.26)	(0.15)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	(2.95)	8.17	3.67	(1.93)	2.34
Total from investment operations	(3.05)	7.91	3.52	(2.11)	2.24
From net realized gain	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$17.15	$27.21	$20.14	$16.62	$19.27
Total return (%)[4,5]	(14.03)[6]	40.11	21.18	(10.41)	13.15[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$21	$7	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[7]	1.28	1.31	1.32	1.36[7]
Expenses including reductions	1.27[7]	1.28	1.30	1.31	1.35[7]
Net investment loss	(0.90)[7]	(1.05)	(0.91)	(1.07)	(1.26)[7]
Portfolio turnover (%)	26	66	98	101	165[8]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class A shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
14	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$26.48	$19.77	$16.44	$19.21	$17.03
Net investment loss[3]	(0.18)	(0.42)	(0.27)	(0.30)	(0.16)
Net realized and unrealized gain (loss) on investments	(2.84)	7.97	3.60	(1.93)	2.34
Total from investment operations	(3.02)	7.55	3.33	(2.23)	2.18
From net realized gain	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$16.45	$26.48	$19.77	$16.44	$19.21
Total return (%)[4,5]	(14.38)[6]	39.06	20.26	(11.08)	12.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03[8]	2.03	2.06	2.07	2.11[8]
Expenses including reductions	2.02[8]	2.03	2.05	2.06	2.10[8]
Net investment loss	(1.62)[8]	(1.79)	(1.67)	(1.81)	(2.01)[8]
Portfolio turnover (%)	26	66	98	101	165[9]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class C shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	15

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$27.43	$20.25	$16.67	$19.29	$17.03
Net investment loss[3]	(0.08)	(0.19)	(0.11)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(2.98)	8.21	3.69	(1.94)	2.34
Total from investment operations	(3.06)	8.02	3.58	(2.08)	2.26
From net realized gain	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$17.36	$27.43	$20.25	$16.67	$19.29
Total return (%)[4]	(13.98)[5]	40.49	21.48	(10.23)	13.27[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[7]	1.03	1.06	1.08	1.12[7]
Expenses including reductions	1.02[7]	1.03	1.05	1.07	1.11[7]
Net investment loss	(0.70)[7]	(0.78)	(0.65)	(0.80)	(0.99)[7]
Portfolio turnover (%)	26	66	98	101	165[8]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class I shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
16	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$27.55	$20.32	$16.70	$19.30	$17.03
Net investment loss[3]	(0.07)	(0.16)	(0.09)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(2.99)	8.23	3.71	(1.94)	2.34
Total from investment operations	(3.06)	8.07	3.62	(2.06)	2.27
From net realized gain	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$17.48	$27.55	$20.32	$16.70	$19.30
Total return (%)[4]	(13.92)[5]	40.60	21.68	(10.12)	13.33[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[7]	0.93	0.94	0.97	1.01[7]
Expenses including reductions	0.92[7]	0.92	0.94	0.96	1.01[7]
Net investment loss	(0.61)[7]	(0.67)	(0.54)	(0.70)	(0.92)[7]
Portfolio turnover (%)	26	66	98	101	165[8]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	17

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$27.56	$20.33	$16.71	$19.30	$20.31	$18.44
Net investment loss[2]	(0.06)	(0.16)	(0.09)	(0.12)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	(3.00)	8.23	3.71	(1.93)	4.54	3.01
Total from investment operations	(3.06)	8.07	3.62	(2.05)	4.43	2.96
From net realized gain	(7.01)	(0.84)	—	(0.54)	(5.44)	(1.09)
Net asset value, end of period	$17.49	$27.56	$20.33	$16.71	$19.30	$20.31
Total return (%)[3]	(13.91)[4]	40.58	21.66	(10.07)	24.87	16.79
Ratios and supplemental data
Net assets, end of period (in millions)	$516	$657	$615	$560	$360	$229
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.92	0.93	0.96	1.00	1.06
Expenses including reductions	0.91[5]	0.91	0.93	0.95	0.99	1.05
Net investment loss	(0.52)[5]	(0.66)	(0.53)	(0.70)	(0.57)	(0.29)
Portfolio turnover (%)	26	66	98	101	165[6]	39

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	19

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $7,141,554 and received $7,289,730 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
20	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $3,143.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	21

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.880% of the first $300 million of the fund’s average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The Advisor has a subadvisory agreement with Redwood Investments, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,042
Class C	14
Class I	42
Class	Expense reduction
Class R6	$5
Class NAV	27,108
Total	$28,211

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.85% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up
22	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,522 for the six months ended February 28, 2022. Of this amount, $1,281 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,241 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$28,222	$12,599
Class C	1,494	167
Class I	—	506
Class R6	—	5
Total	$29,716	$13,277
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	319,745	$7,616,990	783,748	$18,904,291
Distributions reinvested	328,175	6,333,781	16,638	372,190
Repurchased	(217,049)	(4,432,712)	(350,959)	(8,640,787)
Net increase	430,871	$9,518,059	449,427	$10,635,694
Class C shares
Sold	3,227	$69,319	7,261	$169,169
Distributions reinvested	3,558	65,970	340	7,442
Repurchased	(3,574)	(63,527)	(8,182)	(197,218)
Net increase (decrease)	3,211	$71,762	(581)	$(20,607)
Class I shares
Sold	61,911	$1,263,113	7,393	$176,197
Distributions reinvested	10,084	196,941	999	22,483
Repurchased	(21,110)	(442,969)	(7,978)	(191,405)
Net increase	50,885	$1,017,085	414	$7,275
Class R6 shares
Sold	6,825	$134,818	94	$2,339
Distributions reinvested	86	1,691	2	41
Repurchased	(1)	(26)	(56)	(1,412)
Net increase	6,910	$136,483	40	$968
Class NAV shares
Sold	497,306	$11,367,564	1,341,431	$32,650,406
Distributions reinvested	7,765,456	152,746,529	1,041,460	23,547,407
Repurchased	(2,632,135)	(72,487,151)	(8,814,095)	(214,117,565)
Net increase (decrease)	5,630,627	$91,626,942	(6,431,204)	$(157,919,752)
Total net increase (decrease)	6,122,504	$102,370,331	(5,981,904)	$(147,296,422)
Affiliates of the fund owned 21%, 30% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $160,265,661 and $216,723,309, respectively, for the six months ended February 28, 2022.
24	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 95.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.4%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	8.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	728,871	—	$20,324,240	$(13,034,217)	$(293)	$69	$508	$126	$7,289,799

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	25

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Redwood Investments, LLC
Portfolio Managers
Alexi Makkas
Michael J. Mufson, CFA
Ezra S. Samet, CFA
Jennifer K. Silver, CFA
Anthony E. Sutton
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071562	470SA 2/22
4/2022

Semiannual report
John Hancock
International Small Company Fund
International equity
February 28, 2022

A message to shareholders
Dear shareholder,
The global equity markets finished 2021 with gains but overall moved lower for the report period of six months ended February 28, 2022. The conflict between Russia and Ukraine was a key driver of market performance. In addition to raising fears about the potential for a broader dispute, it contributed to a surge in oil prices and raised the possibility of instability in the world financial system.
Separately, persistent inflation fueled concerns that the U.S. Federal Reserve (Fed) would need to raise interest rates several times in 2022. Although expectations for the extent of the Fed’s policy tightening diminished in response to geopolitical developments, the prospect of higher rates remained a key headwind for sentiment through period end. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears. Together, these factors led to elevated volatility and weak returns for stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
15	Financial statements
18	Financial highlights
23	Notes to financial statements
34	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The MSCI World ex-USA Small Cap Index tracks the performance of publicly traded small-cap stocks of developed-market companies, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
VAT Group AG	0.3
Rheinmetall AG	0.3
Rexel SA	0.3
PSP Swiss Property AG	0.3
ASR Nederland NV	0.3
BE Semiconductor Industries NV	0.3
Signify NV	0.3
GEA Group AG	0.3
Aalberts NV	0.2
K+S AG	0.2
TOTAL	2.8
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

TOP 10 COUNTRIES AS OF 2/28/2022 (% of net assets)
Japan	23.1
United Kingdom	11.7
Canada	10.8
Switzerland	7.1
Germany	6.6
Australia	6.4
France	4.6
Italy	3.3
Sweden	3.0
Netherlands	2.6
TOTAL	79.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-2.12	5.62	6.50	-13.10	31.43	87.67
Class C1	1.37	5.90	6.47	-9.63	33.17	87.18
Class I1,2	3.28	6.97	7.29	-8.44	40.04	102.15
Class R6[1,2]	3.40	7.07	7.40	-8.41	40.74	104.16
Class NAV[2]	3.42	7.09	7.41	-8.39	40.84	104.31
Index 1†	-0.02	8.09	7.66	-10.44	47.56	109.20
Index 2†	-1.48	7.85	8.32	-11.70	45.94	122.29
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.31	2.01	1.01	0.91	0.90
Net (%)	1.30	2.00	1.00	0.90	0.89
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-29-12	18,718	18,718	20,920	22,229
Class I1,2	2-29-12	20,215	20,215	20,920	22,229
Class R6[1,2]	2-29-12	20,416	20,416	20,920	22,229
Class NAV[2]	2-29-12	20,431	20,431	20,920	22,229
The MSCI World ex-USA Small Cap Index tracks the performance of publicly traded small-cap stocks of developed-market companies, excluding the United States.
The MSCI Europe, Australasia, and Far East (EAFE) Small Cap Index tracks the performance of publicly traded small-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class I shares were first offered on 6-27-13. Class C and Class R6 shares were first offered on 6-27-14 and 8-30-17, respectively. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$914.90	$6.41	1.35%
	Hypothetical example	1,000.00	1,018.10	6.76	1.35%
Class C	Actual expenses/actual returns	1,000.00	911.90	9.72	2.05%
	Hypothetical example	1,000.00	1,014.60	10.24	2.05%
Class I	Actual expenses/actual returns	1,000.00	915.60	4.99	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
Class R6	Actual expenses/actual returns	1,000.00	915.90	4.51	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class NAV	Actual expenses/actual returns	1,000.00	916.10	4.47	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-22 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.6%		$793,958,313
(Cost $667,193,953)
Australia 6.4%		51,700,215	6.4%
Austria 1.6%		12,516,081	1.6%
Belgium 1.8%		14,065,703	1.8%
Ackermans & van Haaren NV	8,068	1,506,098	0.2%
D’ieteren Group	10,249	1,655,677	0.2%
OTHER SECURITIES		10,903,928	1.4%
Bermuda 0.1%		1,063,503	0.1%
Cambodia 0.0%		306,617	0.0%
Canada 10.8%		86,938,079	10.8%
Capital Power Corp.	42,605	1,309,242	0.2%
Crescent Point Energy Corp.	163,673	1,171,214	0.2%
Crescent Point Energy Corp. (New York Stock Exchange)	20,800	149,552	0.0%
Finning International, Inc.	53,015	1,542,559	0.2%
MEG Energy Corp. (A)	113,678	1,484,316	0.2%
SSR Mining, Inc.	73,920	1,463,237	0.2%
Whitecap Resources, Inc. (B)	207,279	1,581,371	0.2%
Yamana Gold, Inc.	312,691	1,536,935	0.2%
OTHER SECURITIES		76,699,653	9.4%
Chile 0.0%		22,850	0.0%
China 0.0%		359,491	0.0%
Denmark 2.1%		17,103,239	2.1%
Royal Unibrew A/S	16,664	1,766,722	0.2%
OTHER SECURITIES		15,336,517	1.9%
Faeroe Islands 0.0%		35,912	0.0%
Finland 2.2%		17,932,541	2.2%
Orion OYJ, Class A	8,076	377,847	0.1%
Orion OYJ, Class B	34,310	1,611,163	0.2%
Valmet OYJ	48,158	1,670,463	0.2%
OTHER SECURITIES		14,273,068	1.7%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value	% of Net Assets
France 4.6%		$36,714,594	4.6%
Faurecia SE	40,348	1,519,268	0.2%
Rexel SA	105,331	2,318,112	0.3%
SCOR SE	53,046	1,727,045	0.2%
OTHER SECURITIES		31,150,169	3.9%
Gabon 0.0%		44,797	0.0%
Georgia 0.1%		423,322	0.1%
Germany 6.2%		49,560,778	6.2%
Aurubis AG	12,407	1,451,705	0.2%
Freenet AG	48,936	1,303,138	0.2%
GEA Group AG	44,986	1,967,188	0.3%
HUGO BOSS AG	22,904	1,397,652	0.2%
K+S AG (A)	74,966	1,923,046	0.2%
LANXESS AG	29,853	1,454,194	0.2%
Rheinmetall AG	15,969	2,376,882	0.3%
TAG Immobilien AG	52,663	1,357,391	0.2%
OTHER SECURITIES		36,329,582	4.4%
Gibraltar 0.0%		362,836	0.0%
Greece 0.0%		35,635	0.0%
Greenland 0.0%		29,462	0.0%
Guernsey, Channel Islands 0.0%		33,287	0.0%
Hong Kong 2.3%		18,676,435	2.3%
Ireland 0.8%		6,324,875	0.8%
Bank of Ireland Group PLC (A)	97,347	645,923	0.1%
Bank of Ireland Group PLC (London Stock Exchange) (A)	215,337	1,422,798	0.2%
OTHER SECURITIES		4,256,154	0.5%
Isle of Man 0.1%		1,146,371	0.1%
Israel 2.1%		16,804,068	2.1%
Italy 3.3%		26,146,020	3.3%
Banco BPM SpA	532,763	1,828,041	0.2%
OTHER SECURITIES		24,317,979	3.1%
Japan 23.1%		185,792,352	23.1%
Jersey, Channel Islands 0.1%		989,708	0.1%
Liechtenstein 0.1%		480,987	0.1%
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Luxembourg 0.6%		$4,590,348	0.6%
Macau 0.0%		80,387	0.0%
Malaysia 0.0%		121,612	0.0%
Malta 0.0%		19,901	0.0%
Monaco 0.0%		85,918	0.0%
Mongolia 0.0%		8,950	0.0%
Netherlands 2.6%		21,226,983	2.6%
Aalberts NV	34,852	1,944,517	0.2%
Arcadis NV	36,480	1,667,265	0.2%
ASR Nederland NV	48,243	2,085,114	0.3%
BE Semiconductor Industries NV	24,204	2,067,538	0.3%
Signify NV (C)	40,193	2,056,029	0.3%
OTHER SECURITIES		11,406,520	1.3%
New Zealand 0.6%		4,488,003	0.6%
Norway 0.8%		6,779,607	0.8%
Peru 0.0%		167,072	0.0%
Philippines 0.0%		40,376	0.0%
Portugal 0.3%		2,750,734	0.3%
Russia 0.0%		89,874	0.0%
Singapore 1.3%		10,331,314	1.3%
South Africa 0.2%		1,214,519	0.2%
Spain 2.1%		16,651,415	2.1%
Banco de Sabadell SA (A)	1,836,993	1,588,407	0.2%
Bankinter SA	223,987	1,271,877	0.2%
Enagas SA	68,628	1,450,360	0.2%
OTHER SECURITIES		12,340,771	1.5%
Sweden 3.0%		23,847,832	3.0%
Switzerland 7.1%		57,318,790	7.1%
Belimo Holding AG	3,480	1,844,460	0.2%
Clariant AG (A)	70,991	1,281,584	0.2%
Georg Fischer AG	1,489	1,831,964	0.2%
Helvetia Holding AG	12,955	1,575,726	0.2%
PSP Swiss Property AG	16,489	2,131,795	0.3%
Swiss Prime Site AG	17,473	1,712,240	0.2%
Tecan Group AG	3,043	1,317,177	0.2%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value	% of Net Assets
Switzerland (continued)			7.1%
VAT Group AG (C)	6,582	$2,487,289	0.3%
Vifor Pharma AG	8,506	1,493,053	0.2%
OTHER SECURITIES		41,643,502	5.1%
Taiwan 0.0%		9,612	0.0%
United Arab Emirates 0.0%		59,474	0.0%
United Kingdom 11.7%		94,356,070	11.7%
Centrica PLC (A)	1,284,155	1,322,673	0.2%
Drax Group PLC	146,125	1,378,662	0.2%
IMI PLC	74,390	1,457,321	0.2%
Inchcape PLC	145,142	1,451,762	0.2%
Man Group PLC	559,207	1,440,095	0.2%
Meggitt PLC (A)	160,510	1,616,661	0.2%
Tate & Lyle PLC	149,764	1,503,412	0.2%
Travis Perkins PLC	67,649	1,313,247	0.2%
OTHER SECURITIES		82,872,237	10.1%

United States 0.5%		4,109,764	0.5%
Preferred securities 0.4%		$2,895,527
(Cost $2,239,300)
Germany 0.4%		2,895,527	0.4%
Warrants 0.0%		$13,245
(Cost $0)
Rights 0.0%		$510
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 3.3%			$26,556,949
(Cost $26,553,985)
Short-term funds 3.3%			26,556,949	3.3%
John Hancock Collateral Trust (D)	0.0896 (E)	2,655,297	26,556,949	3.3%

Total investments (Cost $695,987,238) 102.3%	$823,424,544	102.3%
Other assets and liabilities, net (2.3%)	(18,150,774)	(2.3)%
Total net assets 100.0%	$805,273,770	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	29	Long	Mar 2022	$3,295,725	$3,131,275	$(164,450)
						$(164,450)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $710,031,747. Net unrealized appreciation aggregated to $113,228,347, of which $204,901,189 related to gross unrealized appreciation and $91,672,842 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $669,433,253) including $34,946,916 of securities loaned	$796,867,595
Affiliated investments, at value (Cost $26,553,985)	26,556,949
Total investments, at value (Cost $695,987,238)	823,424,544
Cash	4,904,023
Foreign currency, at value (Cost $617,179)	615,689
Collateral held at broker for futures contracts	135,479
Dividends and interest receivable	1,988,942
Receivable for fund shares sold	244,464
Receivable for investments sold	951,856
Receivable for securities lending income	34,671
Other assets	53,685
Total assets	832,353,353
Liabilities
Payable for futures variation margin	59,064
Payable for investments purchased	16,285
Payable for fund shares repurchased	168,401
Payable upon return of securities loaned	26,573,508
Payable to affiliates
Accounting and legal services fees	28,835
Transfer agent fees	6,407
Trustees’ fees	250
Other liabilities and accrued expenses	226,833
Total liabilities	27,079,583
Net assets	$805,273,770
Net assets consist of
Paid-in capital	$680,590,386
Total distributable earnings (loss)	124,683,384
Net assets	$805,273,770

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($66,267,211 ÷ 5,945,524 shares)[1]	$11.15
Class C ($970,139 ÷ 86,739 shares)[1]	$11.18
Class I ($1,767,323 ÷ 158,771 shares)	$11.13
Class R6 ($73,287,404 ÷ 6,582,356 shares)	$11.13
Class NAV ($662,981,693 ÷ 59,561,187 shares)	$11.13
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.74

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	15

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$9,208,927
Interest	2,913
Securities lending	283,839
Less foreign taxes withheld	(638,303)
Total investment income	8,857,376
Expenses
Investment management fees	3,589,819
Distribution and service fees	109,702
Accounting and legal services fees	52,849
Transfer agent fees	43,546
Trustees’ fees	6,217
Custodian fees	234,417
State registration fees	38,959
Printing and postage	23,746
Professional fees	48,479
Other	23,726
Total expenses	4,171,460
Less expense reductions	(38,863)
Net expenses	4,132,597
Net investment income	4,724,779
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	28,578,703
Affiliated investments	(4,015)
Capital gain distributions received from affiliated investments	3,716
Futures contracts	43,447
28,621,851
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(106,418,918)
Affiliated investments	(6,431)
Futures contracts	(257,392)
(106,682,741)
Net realized and unrealized loss	(78,060,890)
Decrease in net assets from operations	$(73,336,111)
16	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$4,724,779	$10,650,900
Net realized gain	28,621,851	68,254,249
Change in net unrealized appreciation (depreciation)	(106,682,741)	178,381,635
Increase (decrease) in net assets resulting from operations	(73,336,111)	257,286,784
Distributions to shareholders
From earnings
Class A	(7,301,245)	(1,449,385)
Class C	(110,173)	(24,911)
Class I	(206,842)	(20,078)
Class R6	(8,215,898)	(1,857,867)
Class NAV	(75,854,795)	(19,892,934)
Total distributions	(91,688,953)	(23,245,175)
From fund share transactions	77,557,213	(141,938,989)
Total increase (decrease)	(87,467,851)	92,102,620
Net assets
Beginning of period	892,741,621	800,639,001
End of period	$805,273,770	$892,741,621
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	17

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.64	$10.38	$10.08	$12.51	$12.33	$10.35
Net investment income[2]	0.05	0.11	0.12	0.16	0.17	0.15
Net realized and unrealized gain (loss) on investments	(1.17)	3.45	0.62	(1.66)	0.22	2.03
Total from investment operations	(1.12)	3.56	0.74	(1.50)	0.39	2.18
Less distributions
From net investment income	(0.29)	(0.15)	(0.20)	(0.12)	(0.21)	(0.20)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—	—
Total distributions	(1.37)	(0.30)	(0.44)	(0.93)	(0.21)	(0.20)
Net asset value, end of period	$11.15	$13.64	$10.38	$10.08	$12.51	$12.33
Total return (%)[3,4]	(8.51)[5]	34.74	7.13	(11.32)	3.11	21.56
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$72	$52	$53	$55	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[6]	1.41	1.48	1.48	1.49	1.50
Expenses including reductions	1.35[6]	1.39	1.39	1.39	1.39	1.39
Net investment income	0.74[6]	0.88	1.17	1.49	1.31	1.30
Portfolio turnover (%)	8	12	22	15	19	13

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.63	$10.37	$10.09	$12.48	$12.31	$10.34
Net investment income[2]	—[3]	0.02	0.04	0.07	0.06	0.05
Net realized and unrealized gain (loss) on investments	(1.18)	3.46	0.60	(1.63)	0.23	2.05
Total from investment operations	(1.18)	3.48	0.64	(1.56)	0.29	2.10
Less distributions
From net investment income	(0.19)	(0.07)	(0.12)	(0.02)	(0.12)	(0.13)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—	—
Total distributions	(1.27)	(0.22)	(0.36)	(0.83)	(0.12)	(0.13)
Net asset value, end of period	$11.18	$13.63	$10.37	$10.09	$12.48	$12.31
Total return (%)[4,5]	(8.81)[6]	33.76	6.24	(11.95)	2.31	20.54
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06[7]	2.11	2.18	2.18	2.19	2.20
Expenses including reductions	2.05[7]	2.10	2.17	2.17	2.18	2.19
Net investment income	0.07[7]	0.15	0.39	0.66	0.44	0.49
Portfolio turnover (%)	8	12	22	15	19	13

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	19

CLASS I SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.65	$10.37	$10.08	$12.51	$12.33	$10.35
Net investment income[2]	0.06	0.15	0.13	0.13	0.09	0.17
Net realized and unrealized gain (loss) on investments	(1.18)	3.45	0.62	(1.60)	0.33	2.04
Total from investment operations	(1.12)	3.60	0.75	(1.47)	0.42	2.21
Less distributions
From net investment income	(0.32)	(0.17)	(0.22)	(0.15)	(0.24)	(0.23)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—	—
Total distributions	(1.40)	(0.32)	(0.46)	(0.96)	(0.24)	(0.23)
Net asset value, end of period	$11.13	$13.65	$10.37	$10.08	$12.51	$12.33
Total return (%)[3]	(8.44)[4]	35.21	7.24	(11.07)	3.32	21.82
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$2	$6	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[5]	1.11	1.18	1.19	1.19	1.18
Expenses including reductions	1.05[5]	1.10	1.17	1.19	1.18	1.18
Net investment income	1.03[5]	1.19	1.27	1.24	0.75	1.55
Portfolio turnover (%)	8	12	22	15	19	13

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17[2]
Per share operating performance
Net asset value, beginning of period	$13.66	$10.38	$10.08	$12.51	$12.33	$12.21
Net investment income[3]	0.07	0.15	0.15	0.19	0.28	—[4]
Net realized and unrealized gain (loss) on investments	(1.18)	3.46	0.63	(1.65)	0.15	0.12
Total from investment operations	(1.11)	3.61	0.78	(1.46)	0.43	0.12
Less distributions
From net investment income	(0.34)	(0.18)	(0.24)	(0.16)	(0.25)	—
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—	—
Total distributions	(1.42)	(0.33)	(0.48)	(0.97)	(0.25)	—
Net asset value, end of period	$11.13	$13.66	$10.38	$10.08	$12.51	$12.33
Total return (%)[5]	(8.41)[6]	35.30	7.45	(10.97)	3.41	0.98[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$78	$63	$61	$68	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[8]	1.01	1.07	1.08	1.10	1.09[8]
Expenses including reductions	0.95[8]	1.00	1.06	1.07	1.09	1.08[8]
Net investment income	1.14[8]	1.27	1.51	1.80	2.17	10.62[8]
Portfolio turnover (%)	8	12	22	15	19	13[9]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	21

CLASS NAV SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$13.66	$10.38	$10.08	$12.51	$12.33	$10.35
Net investment income[2]	0.07	0.15	0.15	0.21	0.20	0.18
Net realized and unrealized gain (loss) on investments	(1.18)	3.46	0.63	(1.67)	0.23	2.04
Total from investment operations	(1.11)	3.61	0.78	(1.46)	0.43	2.22
Less distributions
From net investment income	(0.34)	(0.18)	(0.24)	(0.16)	(0.25)	(0.24)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—	—
Total distributions	(1.42)	(0.33)	(0.48)	(0.97)	(0.25)	(0.24)
Net asset value, end of period	$11.13	$13.66	$10.38	$10.08	$12.51	$12.33
Total return (%)[3]	(8.39)[4]	35.31	7.47	(10.96)	3.42	21.96
Ratios and supplemental data
Net assets, end of period (in millions)	$663	$740	$684	$637	$499	$531
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	1.00	1.05	1.07	1.08	1.08
Expenses including reductions	0.94[5]	0.99	1.05	1.06	1.07	1.07
Net investment income	1.16[5]	1.28	1.53	1.97	1.56	1.61
Portfolio turnover (%)	8	12	22	15	19	13

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	23

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$51,700,215	$469,280	$51,214,900	$16,035
Austria	12,516,081	—	12,516,081	—
Belgium	14,065,703	—	14,065,703	—
Bermuda	1,063,503	—	1,063,503	—
Cambodia	306,617	—	306,617	—
Canada	86,938,079	86,913,946	24,125	8
Chile	22,850	22,850	—	—
China	359,491	—	359,491	—
Denmark	17,103,239	—	17,103,239	—
Faeroe Islands	35,912	—	35,912	—
Finland	17,932,541	—	17,932,541	—
France	36,714,594	—	36,705,365	9,229
Gabon	44,797	—	44,797	—
Georgia	423,322	—	423,322	—
Germany	49,560,778	—	49,560,778	—
24	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Gibraltar	$362,836	—	$362,836	—
Greece	35,635	—	35,598	$37
Greenland	29,462	—	29,462	—
Guernsey, Channel Islands	33,287	—	33,287	—
Hong Kong	18,676,435	$35,370	18,502,266	138,799
Ireland	6,324,875	—	6,324,875	—
Isle of Man	1,146,371	—	1,146,371	—
Israel	16,804,068	252,865	16,551,203	—
Italy	26,146,020	—	26,146,020	—
Japan	185,792,352	—	185,792,352	—
Jersey, Channel Islands	989,708	—	989,708	—
Liechtenstein	480,987	—	480,987	—
Luxembourg	4,590,348	—	4,590,348	—
Macau	80,387	—	80,387	—
Malaysia	121,612	—	121,612	—
Malta	19,901	—	19,901	—
Monaco	85,918	—	85,918	—
Mongolia	8,950	—	8,950	—
Netherlands	21,226,983	—	21,226,983	—
New Zealand	4,488,003	—	4,488,003	—
Norway	6,779,607	—	6,779,607	—
Peru	167,072	—	167,072	—
Philippines	40,376	—	40,376	—
Portugal	2,750,734	—	2,750,734	—
Russia	89,874	—	89,874	—
Singapore	10,331,314	—	10,217,102	114,212
South Africa	1,214,519	—	1,214,519	—
Spain	16,651,415	—	16,651,415	—
Sweden	23,847,832	—	23,847,832	—
Switzerland	57,318,790	—	57,318,790	—
Taiwan	9,612	—	9,612	—
United Arab Emirates	59,474	—	59,474	—
United Kingdom	94,356,070	119,434	94,192,644	43,992
United States	4,109,764	1,334,261	2,775,503	—
Preferred securities	2,895,527	—	2,895,527	—
Warrants	13,245	9,621	3,624	—
Rights	510	—	510	—
Short-term investments	26,556,949	26,556,949	—	—
Total investments in securities	$823,424,544	$115,714,576	$707,387,656	$322,312
Derivatives:
Liabilities
Futures	$(164,450)	$(164,450)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	25

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2022, the fund loaned securities valued at $34,946,916 and received $26,573,508 of cash collateral.
In addition, non-cash collateral of approximately $12,276,380 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
26	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $3,332.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	27

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2022, the fund used futures contracts to gain exposure to certain securities markets. The fund held futures contracts with USD notional values ranging from $3.1 million to $3.6 million, as measured at each quarter end.
28	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(164,450)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$43,447
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(257,392)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 0.850% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. Effective March 1, 2022, the Board of Trustees approved a reduction in the fund’s management fee to 0.800% of the fund’s aggregate net assets. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	29

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,196
Class C	51
Class I	80
Class	Expense reduction
Class R6	$3,485
Class NAV	32,051
Total	$38,863

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.84% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $34,484 for the six months ended February 28, 2022. Of this amount, $5,756 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $28,728 was paid as sales commissions to broker-dealers.
30	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, CDSCs received by the Distributor amounted to $1,354 for Class A. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$104,171	$38,756
Class C	5,531	617
Class I	—	977
Class R6	—	3,196
Total	$109,702	$43,546
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	536,765	$6,734,005	1,029,808	$12,840,638
Distributions reinvested	637,663	7,301,245	124,625	1,449,385
Repurchased	(498,057)	(6,134,219)	(942,936)	(11,320,466)
Net increase	676,371	$7,901,031	211,497	$2,969,557
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	31

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	1,185	$14,026	4,671	$56,134
Distributions reinvested	9,441	108,668	2,133	24,911
Repurchased	(14,146)	(171,189)	(38,154)	(475,292)
Net decrease	(3,520)	$(48,495)	(31,350)	$(394,247)
Class I shares
Sold	64,089	$822,937	88,300	$1,134,817
Distributions reinvested	18,097	206,842	1,729	20,078
Repurchased	(44,396)	(550,700)	(34,064)	(416,040)
Net increase	37,790	$479,079	55,965	$738,855
Class R6 shares
Sold	668,003	$8,347,792	1,122,369	$13,840,179
Distributions reinvested	718,801	8,215,898	159,880	1,857,805
Repurchased	(530,238)	(6,652,834)	(1,583,667)	(18,858,849)
Net increase (decrease)	856,566	$9,910,856	(301,418)	$(3,160,865)
Class NAV shares
Sold	643,843	$8,156,332	543,350	$6,756,585
Distributions reinvested	6,636,465	75,854,795	1,713,431	19,892,934
Repurchased	(1,887,404)	(24,696,385)	(13,985,510)	(168,741,808)
Net increase (decrease)	5,392,904	$59,314,742	(11,728,729)	$(142,092,289)
Total net increase (decrease)	6,960,111	$77,557,213	(11,794,035)	$(141,938,989)
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $62,886,093 and $73,206,149, respectively, for the six months ended February 28, 2022.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2022, funds within the John Hancock group of funds complex held 82.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.0%
32	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,655,297	$16,515,754	$55,162,551	$(45,110,910)	$(4,015)	$(6,431)	$283,839	$3,716	$26,556,949

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	33

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Effective April 25, 2022, Mary T. Phillips, CFA will no longer serve as portfolio manager of the fund.
2 Effective April 25, 2022, Joel P. Schneider will be added as a portfolio manager of the fund.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Jed S. Fogdall
Mary T. Phillips, CFA1
Arun Keswani, CFA
Joel P. Schneider2
Bhanu P. Singh
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291,
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071536	424SA 2/22
4/2022

Semiannual report
John Hancock
Real Estate Securities Fund
Alternative
February 28, 2022

A message to shareholders
Dear shareholder,
While the U.S. stock market posted gains for the last months of 2021, the start of 2022 has been a different story. Overall, U.S. stocks declined for the full period of six months ended February 28, 2022, rocked by concern over Russia’s aggression in Ukraine, high inflation, and the U.S. Federal Reserve’s (Fed’s) aggressive stance on interest-rate increases. The fact that Russia and Ukraine are major suppliers of the world’s wheat supply—and Russia is a key exporter of oil, natural gas, and coal—further escalated supply chain and inflation fears.
These headwinds overshadowed the gradual migration in the U.S. of the COVID-19 virus from pandemic to endemic status. Inflation surged to 7.9%, a 40-year high. In response, the Fed accelerated a plan to taper its bond purchases and confirmed its intention to enact a rate hike in March. Investors also began to price in the possibility of several more rate hikes in 2022.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Real Estate Securities Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
10	Financial statements
13	Financial highlights
18	Notes to financial statements
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to achieve a combination of long-term capital appreciation and current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2022 (%)

The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2022 (% of net assets)
Prologis, Inc.	11.0
AvalonBay Communities, Inc.	6.0
Welltower, Inc.	5.4
UDR, Inc.	4.4
Extra Space Storage, Inc.	4.4
Life Storage, Inc.	3.5
Sun Communities, Inc.	3.5
SL Green Realty Corp.	3.5
American Tower Corp.	3.3
Brixmor Property Group, Inc.	3.3
TOTAL	48.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	18.93	8.50	9.69	-5.51	50.37	152.18
Class C1	23.26	9.41	10.15	-1.81	56.81	163.02
Class I1,2	25.64	9.70	10.30	-0.39	58.89	166.51
Class R6[1,2]	25.64	9.71	10.30	-0.41	58.94	166.58
Class 1[2]	25.68	9.71	10.30	-0.38	58.96	166.63
Index†	25.25	6.87	9.01	-0.06	39.41	137.06
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6 and Class 1 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class 1
Gross (%)	1.18	1.93	0.93	0.82	0.86
Net (%)	1.17	1.92	0.92	0.81	0.85
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Dow Jones U.S. Select REIT Index.
See the following page for footnotes.
4	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Real Estate Securities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Dow Jones U.S. Select REIT Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-29-12	26,302	26,302	23,706
Class I1,2	2-29-12	26,651	26,651	23,706
Class R6[1,2]	2-29-12	26,658	26,658	23,706
Class 1[2]	2-29-12	26,663	26,663	23,706
The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 12-2-20. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2021, with the same investment held until February 28, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2021	Ending value on 2-28-2022	Expenses paid during period ended 2-28-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$994.50	$5.44	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Class C	Actual expenses/actual returns	1,000.00	990.80	9.13	1.85%
	Hypothetical example	1,000.00	1,015.60	9.25	1.85%
Class I	Actual expenses/actual returns	1,000.00	996.10	4.21	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class R6	Actual expenses/actual returns	1,000.00	995.90	3.71	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class 1	Actual expenses/actual returns	1,000.00	996.20	3.91	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	7

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 99.0%		$366,441,872
(Cost $272,387,839)
Consumer discretionary 3.1%		11,586,397
Hotels, restaurants and leisure 3.1%
Hotels, resorts and cruise lines 3.1%
Hilton Grand Vacations, Inc. (A)	83,471	4,328,806
Hyatt Hotels Corp., Class A (A)	23,643	2,295,972
Playa Hotels & Resorts NV (A)	525,039	4,961,619
Health care 1.1%		3,901,832
Health care providers and services 1.1%
Health care facilities 1.1%
HCA Healthcare, Inc.	15,588	3,901,832
Real estate 94.8%		350,953,643
Equity real estate investment trusts 88.9%
Health care REITs 7.4%
LTC Properties, Inc.	55,723	1,885,109
Ventas, Inc.	102,433	5,531,382
Welltower, Inc.	241,723	20,133,108
Hotel and resort REITs 1.9%
Ryman Hospitality Properties, Inc. (A)	80,672	7,108,010
Industrial REITs 16.6%
First Industrial Realty Trust, Inc.	104,269	6,003,809
Innovative Industrial Properties, Inc.	14,479	2,728,712
Prologis, Inc.	278,032	40,550,967
Rexford Industrial Realty, Inc.	173,747	12,184,877
Office REITs 8.7%
Alexandria Real Estate Equities, Inc.	45,710	8,657,474
Douglas Emmett, Inc.	220,001	6,974,032
SL Green Realty Corp.	160,675	12,776,876
Veris Residential, Inc. (A)	212,855	3,597,250
Residential REITs 20.6%
AvalonBay Communities, Inc.	92,466	22,061,463
Camden Property Trust	70,036	11,563,644
Independence Realty Trust, Inc.	308,614	7,798,676
Invitation Homes, Inc.	148,588	5,616,626
Sun Communities, Inc.	71,127	12,873,987
UDR, Inc.	298,599	16,384,127
Retail REITs 13.5%
Acadia Realty Trust	152,299	3,265,291
Brixmor Property Group, Inc.	488,682	12,275,692
8	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Retail REITs (continued)
Kimco Realty Corp.	494,166	$11,627,726
Phillips Edison & Company, Inc.	179,701	5,807,936
Simon Property Group, Inc.	89,111	12,258,109
Spirit Realty Capital, Inc.	99,655	4,621,002
Specialized REITs 20.2%
American Tower Corp.	54,234	12,304,068
Equinix, Inc.	13,099	9,296,753
Extra Space Storage, Inc.	86,473	16,269,895
Life Storage, Inc.	102,192	12,936,485
Public Storage	20,925	7,428,794
SBA Communications Corp.	19,326	5,863,315
VICI Properties, Inc.	282,711	7,904,600
Weyerhaeuser Company	66,824	2,598,117
Real estate management and development 5.9%
Real estate operating companies 2.0%
Tricon Residential, Inc.	504,574	7,499,940
Real estate services 3.9%
CBRE Group, Inc., Class A (A)	73,441	7,112,761
Colliers International Group, Inc. (New York Stock Exchange)	54,267	7,453,030

	Yield (%)	Shares	Value
Short-term investments 0.8%			$2,994,719
(Cost $2,994,719)
Short-term funds 0.8%			2,994,719
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0265(B)	2,994,719	2,994,719

Total investments (Cost $275,382,558) 99.8%	$369,436,591
Other assets and liabilities, net 0.2%	611,985
Total net assets 100.0%	$370,048,576

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-22.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $279,044,799. Net unrealized appreciation aggregated to $90,391,792, of which $93,643,415 related to gross unrealized appreciation and $3,251,623 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $275,382,558)	$369,436,591
Dividends and interest receivable	213,880
Receivable for fund shares sold	816,580
Receivable for investments sold	162,100
Receivable for securities lending income	8
Other assets	54,770
Total assets	370,683,929
Liabilities
Payable for investments purchased	530,177
Payable for fund shares repurchased	5,790
Payable to affiliates
Accounting and legal services fees	13,370
Transfer agent fees	980
Trustees’ fees	106
Other liabilities and accrued expenses	84,930
Total liabilities	635,353
Net assets	$370,048,576
Net assets consist of
Paid-in capital	$269,832,052
Total distributable earnings (loss)	100,216,524
Net assets	$370,048,576

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,962,483 ÷ 540,420 shares)[1]	$14.73
Class C ($81,264 ÷ 5,498 shares)[1]	$14.78
Class I ($4,468,813 ÷ 303,582 shares)	$14.72
Class R6 ($613,731 ÷ 41,770 shares)	$14.69
Class 1 ($356,922,285 ÷ 24,288,774 shares)	$14.69
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-22 (unaudited)

Investment income
Dividends	$4,554,520
Interest	475
Non-cash dividends	313,832
Securities lending	45
Less foreign taxes withheld	(4,852)
Total investment income	4,864,020
Expenses
Investment management fees	1,323,136
Distribution and service fees	100,614
Accounting and legal services fees	23,656
Transfer agent fees	4,922
Trustees’ fees	2,653
Custodian fees	21,822
Printing and postage	9,339
Professional fees	27,998
Other	3,887
Total expenses	1,518,027
Less expense reductions	(17,389)
Net expenses	1,500,638
Net investment income	3,363,382
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,302,112
14,302,112
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(19,839,082)
(19,839,082)
Net realized and unrealized loss	(5,536,970)
Decrease in net assets from operations	$(2,173,588)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-22 (unaudited)	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,363,382	$4,590,898
Net realized gain	14,302,112	53,854,772
Change in net unrealized appreciation (depreciation)	(19,839,082)	50,883,234
Increase (decrease) in net assets resulting from operations	(2,173,588)	109,328,904
Distributions to shareholders
From earnings
Class A1	(829,069)	(794)
Class C1	(8,795)	(435)
Class I1	(327,643)	(913)
Class R6[1]	(67,941)	(966)
Class 1	(42,462,369)	(5,627,795)
Total distributions	(43,695,817)	(5,630,903)
From fund share transactions	40,331,870	(32,307,781)
Total increase (decrease)	(5,537,535)	71,390,220
Net assets
Beginning of period	375,586,111	304,195,891
End of period	$370,048,576	$375,586,111

[1]	The inception date for Class A, Class C, Class I and Class R6 shares is 12-2-20.
12	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-22[1]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$16.60	$12.59
Net investment income[3]	0.11	0.03
Net realized and unrealized gain (loss) on investments	(0.10)	4.18
Total from investment operations	0.01	4.21
Less distributions
From net investment income	(0.08)	(0.20)
From net realized gain	(1.80)	—
Total distributions	(1.88)	(0.20)
Net asset value, end of period	$14.73	$16.60
Total return (%)[4,5]	(0.55)[6]	33.98[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[7]	1.19[7]
Expenses including reductions	1.10[7]	1.18[7]
Net investment income	1.41[7]	0.31[7]
Portfolio turnover (%)	31	122[8]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class A shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	13

CLASS C SHARES Period ended	2-28-22[1]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$16.63	$12.59
Net investment income (loss)[3]	0.07	(0.03)
Net realized and unrealized gain (loss) on investments	(0.12)	4.18
Total from investment operations	(0.05)	4.15
Less distributions
From net investment income	—	(0.11)
From net realized gain	(1.80)	—
Total distributions	(1.80)	(0.11)
Net asset value, end of period	$14.78	$16.63
Total return (%)[4,5]	(0.92)[6]	33.25[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[8]	1.94[8]
Expenses including reductions	1.85[8]	1.93[8]
Net investment income (loss)	0.83[8]	(0.28)[8]
Portfolio turnover (%)	31	122[9]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class C shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
14	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-22[1]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$16.60	$12.59
Net investment income[3]	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.07)	4.14
Total from investment operations	0.04	4.24
Less distributions
From net investment income	(0.12)	(0.23)
From net realized gain	(1.80)	—
Total distributions	(1.92)	(0.23)
Net asset value, end of period	$14.72	$16.60
Total return (%)[4]	(0.39)[5]	34.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[7]	0.94[7]
Expenses including reductions	0.85[7]	0.93[7]
Net investment income	1.39[7]	0.89[7]
Portfolio turnover (%)	31	122[8]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class I shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	15

CLASS R6 SHARES Period ended	2-28-22[1]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$16.59	$12.59
Net investment income[3]	0.15	0.12
Net realized and unrealized gain (loss) on investments	(0.11)	4.12
Total from investment operations	0.04	4.24
Less distributions
From net investment income	(0.14)	(0.24)
From net realized gain	(1.80)	—
Total distributions	(1.94)	(0.24)
Net asset value, end of period	$14.69	$16.59
Total return (%)[4]	(0.41)[5]	34.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[7]	0.83[7]
Expenses including reductions	0.75[7]	0.82[7]
Net investment income	1.83[7]	1.05[7]
Portfolio turnover (%)	31	122[8]

[1]	Six months ended 2-28-22. Unaudited.
[2]	The inception date for Class R6 shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
16	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-22[1]	8-31-21	8-31-20	8-31-19	8-31-18	8-31-17
Per share operating performance
Net asset value, beginning of period	$16.59	$12.05	$14.55	$12.97	$13.12	$14.95
Net investment income[2]	0.14	0.20	0.24	0.29	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.11)	4.58	(1.55)	1.82	0.49	(0.52)
Total from investment operations	0.03	4.78	(1.31)	2.11	0.75	(0.24)
Less distributions
From net investment income	(0.13)	(0.24)	(0.29)	(0.26)	(0.17)	(0.50)
From net realized gain	(1.80)	—	(0.90)	(0.27)	(0.73)	(1.09)
Total distributions	(1.93)	(0.24)	(1.19)	(0.53)	(0.90)	(1.59)
Net asset value, end of period	$14.69	$16.59	$12.05	$14.55	$12.97	$13.12
Total return (%)[3]	(0.38)[4]	40.36	(9.75)	17.35	6.20	(0.86)
Ratios and supplemental data
Net assets, end of period (in millions)	$357	$371	$304	$433	$421	$502
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.87	0.81	0.81	0.81	0.79
Expenses including reductions	0.79[5]	0.86	0.80	0.80	0.80	0.79
Net investment income	1.79[5]	1.45	1.86	2.25	2.11	2.09
Portfolio turnover (%)	31	122	133	132	158	159

[1]	Six months ended 2-28-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
18	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	19

distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2022, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2022 were $2,585.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
20	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	21

For the six months ended February 28, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$292
Class C	5
Class I	110
Class	Expense reduction
Class R6	$25
Class 1	16,957
Total	$17,389

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2022, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,355 for the six months ended February 28, 2022. Of this amount, $730 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,625 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
22	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,924	$3,529
Class C	516	58
Class I	—	1,312
Class R6	—	23
Class 1	92,174	—
Total	$100,614	$4,922
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,150,000	1	0.540%	$47
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2022 and for the year ended August 31, 2021 were as follows:
	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	514,335	$8,431,795	305,102	$4,627,911
Distributions reinvested	52,948	828,102	—	—
Repurchased	(247,711)	(3,931,111)	(84,254)	(1,287,217)
Net increase	319,572	$5,328,786	220,848	$3,340,694
Class C shares[1]
Sold	943	$15,340	14,441	$204,004
Distributions reinvested	104	1,628	—	—
Repurchased	(9,990)	(159,537)	—	—
Net increase	(8,943)	$(142,569)	14,441	$204,004
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	23

	Six Months Ended 2-28-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	315,281	$4,914,125	7,820	$110,390
Distributions reinvested	1,041	16,257	—	—
Repurchased	(20,560)	(336,008)	—	—
Net increase	295,762	$4,594,374	7,820	$110,390
Class R6 shares[1]
Sold	11,731	$195,061	26,950	$407,543
Distributions reinvested	3,863	60,222	—	—
Repurchased	(553)	(8,760)	(221)	(3,278)
Net increase	15,041	$246,523	26,729	$404,265
Class 1 shares
Sold	1,000,862	$16,338,708	1,338,770	$19,880,881
Distributions reinvested	2,723,693	42,462,369	455,692	5,627,795
Repurchased	(1,807,398)	(28,496,321)	(4,660,877)	(61,875,810)
Net increase	1,917,157	$30,304,756	(2,866,415)	$(36,367,134)
Total net increase (decrease)	2,538,589	$40,331,870	(2,596,577)	$(32,307,781)

[1]	The inception date for Class A, Class C, Class I and Class R6 shares is 12-2-20.
Affiliates of the fund owned 72%, 10% and 100% of shares of Class C, Class R6 and Class 1, respectively, on February 28, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $116,818,247 and $116,474,462, respectively, for the six months ended February 28, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
24	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$1,038,500	$(1,038,500)	—	—	$45	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	25

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
Bradford D. Stoesser
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2071559	488SA 2/22
4/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable.

(b)Not Applicable.

(c)Not Applicable.

(d)Not Applicable.

(e)Not Applicable.

(f)Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable.

(b)Not Applicable.

(c)Not Applicable.

(d)Not Applicable.

(e)Not Applicable.

(f)Not Applicable.

(g)Not Applicable.

(h)Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

Semiannual report
John Hancock
International Small Company Fund
International equity
February 28, 2022

Fund’s investments
AS OF 2-28-22 (unaudited)
	Shares	Value
Common stocks 98.6%		$793,958,313
(Cost $667,193,953)
Australia 6.4%		51,700,215
A2B Australia, Ltd. (A)	32,294	29,449
Accent Group, Ltd.	152,916	208,357
Adairs, Ltd.	54,428	113,700
Adbri, Ltd.	129,704	313,508
Ainsworth Game Technology, Ltd. (A)	47,462	40,083
Alcidion Group, Ltd. (A)	86,733	12,740
Alkane Resources, Ltd. (A)(B)	124,706	94,117
Alliance Aviation Services, Ltd. (A)(B)	39,423	92,381
AMA Group, Ltd. (A)(B)	296,751	70,813
American Pacific Borates, Ltd. (A)(B)	18,417	35,794
AMP, Ltd. (A)	981,963	676,278
Ansell, Ltd.	14,845	278,163
Appen, Ltd. (B)	19,604	100,683
Arafura Resources, Ltd. (A)	412,369	57,586
ARB Corp., Ltd.	26,527	805,756
Archer Materials, Ltd. (A)	14,055	10,119
Ardent Leisure Group, Ltd. (A)	162,006	189,817
Argosy Minerals, Ltd. (A)	134,969	30,222
Atomos, Ltd. (A)	48,670	33,622
AUB Group, Ltd.	29,013	458,629
Audinate Group, Ltd. (A)	6,701	36,846
Aurelia Metals, Ltd. (A)	467,164	152,678
Aussie Broadband, Ltd. (A)	12,723	45,979
Austal, Ltd.	124,942	174,364
Austin Engineering, Ltd.	64,891	12,985
Australian Agricultural Company, Ltd. (A)	127,055	152,601
Australian Ethical Investment, Ltd.	7,350	38,495
Australian Finance Group, Ltd.	55,559	89,468
Australian Pharmaceutical Industries, Ltd.	153,781	171,101
Australian Strategic Materials, Ltd. (A)(B)	18,238	108,811
Australian Vintage, Ltd.	76,170	42,121
Auswide Bank, Ltd.	5,059	26,127
AVJennings, Ltd.	46,118	19,408
AVZ Minerals, Ltd. (A)	229,173	134,128
Baby Bunting Group, Ltd.	30,938	105,959
Bannerman Energy, Ltd. (A)	100,949	15,849
Bapcor, Ltd.	113,111	533,828
Base Resources, Ltd.	100,127	25,884
Beach Energy, Ltd.	530,604	591,028
Beacon Lighting Group, Ltd.	11,317	21,928
1	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Bega Cheese, Ltd.	106,368	$364,010
Bell Financial Group, Ltd.	26,345	28,687
Bellevue Gold, Ltd. (A)	250,724	173,437
Betmakers Technology Group, Ltd. (A)	22,863	9,455
Bigtincan Holdings, Ltd. (A)	92,450	55,496
Blackmores, Ltd.	4,245	255,124
Boss Energy, Ltd. (A)	22,892	37,545
Bravura Solutions, Ltd.	104,938	128,544
Breville Group, Ltd.	30,767	608,706
Brickworks, Ltd.	21,957	339,413
BWX, Ltd.	53,782	95,335
Calima Energy, Ltd. (A)	18,657	2,663
Calima Energy, Ltd. (A)	6,518	16,664
Calima Energy, Ltd. (Australian Stock Exchange) (A)	95,911	13,688
Calix, Ltd. (A)	28,105	118,283
Capitol Health, Ltd.	292,400	78,961
Capral, Ltd.	6,786	45,926
Capricorn Metals, Ltd. (A)	77,463	213,895
Carbon Revolution, Ltd. (A)	24,431	15,848
Cardno, Ltd.	8,269	10,183
Carnarvon Energy, Ltd. (A)	247,470	47,884
Cash Converters International, Ltd.	122,755	21,611
Catapult Group International, Ltd. (A)	16,337	15,402
Cedar Woods Properties, Ltd.	24,029	81,435
Chalice Mining, Ltd. (A)	70,888	385,174
Challenger, Ltd.	111,396	547,828
Champion Iron, Ltd. (B)	67,995	320,598
City Chic Collective, Ltd. (A)	61,368	176,467
Civmec, Ltd.	40,300	19,049
Clean Seas Seafood, Ltd. (A)	23,080	9,357
Cleanaway Waste Management, Ltd.	103,210	208,296
ClearView Wealth, Ltd.	34,533	18,206
Clinuvel Pharmaceuticals, Ltd.	13,676	201,542
Clover Corp., Ltd.	51,463	57,785
Cobalt Blue Holdings, Ltd. (A)	8,655	2,762
Codan, Ltd.	37,904	202,586
Cogstate, Ltd. (A)	6,452	8,941
Collection House, Ltd. (A)	61,068	6,401
Collins Foods, Ltd.	40,712	326,399
Cooper Energy, Ltd. (A)	633,254	124,468
Corporate Travel Management, Ltd. (A)	36,040	574,724
Costa Group Holdings, Ltd.	154,984	306,821
Credit Corp. Group, Ltd.	25,067	559,014
CSR, Ltd.	179,194	748,052
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	2

	Shares	Value
Australia (continued)
Danakali, Ltd. (A)	17,023	$4,096
Data#3, Ltd.	57,191	224,899
De Grey Mining, Ltd. (A)	301,879	248,491
Decmil Group, Ltd. (A)	45,918	8,527
Deep Yellow, Ltd. (A)	54,202	31,978
Deterra Royalties, Ltd.	114,772	373,117
Develop Global, Ltd. (A)(B)	12,238	29,663
Dicker Data, Ltd. (B)	12,794	131,904
Domain Holdings Australia, Ltd.	87,872	255,075
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	16,035
Downer EDI, Ltd.	149,731	551,866
Eagers Automotive, Ltd.	38,183	391,998
Earlypay, Ltd.	39,758	14,324
Eclipx Group, Ltd. (A)	116,945	197,816
Ecofibre, Ltd. (A)	15,680	4,606
Ecograf, Ltd. (A)(B)	64,276	25,551
Elanor Investor Group	27,964	42,863
Elders, Ltd.	53,058	445,928
Elixir Energy, Ltd. (A)(B)	103,567	11,723
Elmo Software, Ltd. (A)	3,302	8,844
Emeco Holdings, Ltd.	116,009	77,340
Emerald Resources NL (A)	31,491	25,583
EML Payments, Ltd. (A)	79,307	140,698
Energy World Corp., Ltd. (A)	328,859	18,111
Enero Group, Ltd.	10,415	26,169
EQT Holdings, Ltd.	6,862	135,652
Estia Health, Ltd.	90,635	150,655
Eureka Group Holdings, Ltd.	14,912	7,166
European Lithium, Ltd. (A)	199,104	13,388
Euroz Hartleys Group, Ltd.	60,895	66,653
EVENT Hospitality and Entertainment, Ltd. (A)	33,983	357,279
Fiducian Group, Ltd.	1,107	6,545
Finbar Group, Ltd.	71,892	42,947
Fleetwood, Ltd.	32,879	47,301
Flight Centre Travel Group, Ltd. (A)(B)	40,548	521,291
Frontier Digital Ventures, Ltd. (A)	30,139	26,048
G8 Education, Ltd. (A)	358,521	327,950
Galan Lithium, Ltd. (A)	48,271	48,302
Genetic Signatures, Ltd. (A)	5,286	4,637
Genworth Mortgage Insurance Australia, Ltd.	107,626	234,772
Gold Road Resources, Ltd.	260,594	290,803
GrainCorp, Ltd., Class A	78,998	483,180
Grange Resources, Ltd.	312,240	221,641
Greenland Minerals, Ltd. (A)(B)	176,827	7,025
3	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
GUD Holdings, Ltd.	54,156	$458,051
GWA Group, Ltd.	87,964	146,662
Hansen Technologies, Ltd.	74,740	264,646
Healius, Ltd.	167,064	524,300
Helloworld Travel, Ltd. (A)(B)	23,085	37,256
Highfield Resources, Ltd. (A)	43,867	24,882
Horizon Oil, Ltd. (A)	11,332	995
HT&E, Ltd. (B)	83,708	113,522
HUB24, Ltd. (B)	20,078	413,066
Humm Group, Ltd.	125,856	80,800
Iluka Resources, Ltd.	105,430	829,532
Imdex, Ltd.	170,178	334,150
Immutep, Ltd., ADR (A)	11,923	28,854
Imugene, Ltd. (A)(B)	854,895	149,255
Infomedia, Ltd.	133,827	140,249
Inghams Group, Ltd.	113,255	278,170
Insignia Financial, Ltd.	200,244	558,547
Integral Diagnostics, Ltd.	50,512	129,636
Integrated Research, Ltd. (A)	23,574	11,856
InvoCare, Ltd. (B)	47,697	449,494
Ioneer, Ltd. (A)	351,084	135,631
IPH, Ltd.	75,044	456,615
IRESS, Ltd.	66,904	506,679
IVE Group, Ltd.	30,620	44,964
Janison Education Group, Ltd. (A)	6,328	4,607
Johns Lyng Group, Ltd.	43,268	239,669
Jumbo Interactive, Ltd.	11,374	147,646
Jupiter Mines, Ltd. (B)	584,289	96,300
Karoon Energy, Ltd. (A)	207,617	312,462
Kelsian Group, Ltd.	7,746	40,733
Kogan.com, Ltd. (B)	15,803	63,579
Lake Resources NL (A)	76,736	49,825
Lark Distilling Company, Ltd. (A)	3,102	7,586
Legend Mining, Ltd. (A)(B)	191,273	8,951
Lifestyle Communities, Ltd.	25,616	319,345
Link Administration Holdings, Ltd.	165,552	637,746
Lovisa Holdings, Ltd.	17,541	256,491
Lucapa Diamond Company, Ltd. (A)	220,306	12,359
Lycopodium, Ltd.	4,375	17,495
MA Financial Group, Ltd.	16,640	92,422
MACA, Ltd.	108,350	60,676
Macmahon Holdings, Ltd.	496,385	63,434
Macquarie Telecom Group, Ltd. (A)	945	43,196
MaxiPARTS, Ltd.	6,464	11,736
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	4

	Shares	Value
Australia (continued)
Mayne Pharma Group, Ltd. (A)	476,093	$80,018
McMillan Shakespeare, Ltd.	29,311	256,192
McPherson’s, Ltd. (B)	23,787	15,300
Medusa Mining, Ltd.	77,809	43,235
Megaport, Ltd. (A)	36,682	364,627
Mesoblast, Ltd. (A)(B)	77,690	62,031
Metals X, Ltd. (A)	183,307	81,727
Metcash, Ltd.	345,285	1,036,035
Michael Hill International, Ltd.	43,259	41,334
Mincor Resources NL (A)	78,634	114,244
MMA Offshore, Ltd. (A)	92,633	32,262
Monadelphous Group, Ltd.	35,849	295,514
Monash IVF Group, Ltd.	129,690	98,739
Money3 Corp., Ltd.	58,207	127,529
MoneyMe, Ltd. (A)	9,123	10,896
Mount Gibson Iron, Ltd.	144,361	55,368
Myer Holdings, Ltd. (A)	298,623	88,053
MyState, Ltd.	37,981	133,621
Nanosonics, Ltd. (A)	62,031	190,555
National Tyre & Wheel, Ltd.	13,228	12,165
Navigator Global Investments, Ltd.	53,894	58,709
Nearmap, Ltd. (A)	135,615	116,493
Neometals, Ltd. (A)	33,926	33,487
Netwealth Group, Ltd.	28,403	287,701
New Energy Solar, Ltd.	12,111	8,088
New Hope Corp., Ltd. (B)	155,032	287,417
nib holdings, Ltd.	166,274	785,741
Nick Scali, Ltd.	24,884	216,413
Nickel Mines, Ltd.	180,252	202,309
NICO Resources, Ltd. (A)	5,051	2,256
Nine Entertainment Company Holdings, Ltd.	99,130	201,332
Novonix, Ltd. (A)(B)	55,973	208,914
NRW Holdings, Ltd.	180,255	284,241
Nufarm, Ltd.	118,255	473,856
Objective Corp., Ltd.	2,756	31,953
OceanaGold Corp. (A)	233,573	440,426
OFX Group, Ltd. (A)	100,657	169,180
Omni Bridgeway, Ltd. (A)	106,335	252,463
oOh!media, Ltd. (A)	173,728	214,964
Opthea, Ltd. (A)	26,041	18,496
OreCorp, Ltd. (A)	20,841	10,663
Orora, Ltd.	323,910	876,799
OZ Minerals, Ltd.	65,156	1,218,003
Pacific Current Group, Ltd.	18,892	105,334
5	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Pacific Smiles Group, Ltd.	11,867	$20,322
Pact Group Holdings, Ltd.	76,599	144,397
Paladin Energy, Ltd. (A)	663,773	382,007
Panoramic Resources, Ltd. (A)	476,965	91,042
Pantoro, Ltd. (A)	257,542	56,540
Peet, Ltd.	145,479	113,113
Pendal Group, Ltd.	104,321	351,564
Peninsula Energy, Ltd. (A)	79,144	11,249
PeopleIN, Ltd.	12,156	36,460
Perenti Global, Ltd.	248,496	138,446
Perpetual, Ltd.	20,715	530,215
Perseus Mining, Ltd. (A)	376,160	498,258
Pinnacle Investment Management Group, Ltd.	19,866	149,684
Platinum Asset Management, Ltd.	92,139	158,807
Poseidon Nickel, Ltd. (A)	331,150	22,918
Praemium, Ltd. (A)	110,359	61,617
Predictive Discovery, Ltd. (A)	73,637	11,122
Premier Investments, Ltd.	24,492	493,871
Probiotec, Ltd.	4,196	6,669
Prophecy International Holdings, Ltd. (A)	9,576	8,116
PSC Insurance Group, Ltd.	26,112	95,121
PWR Holdings, Ltd. (B)	18,240	117,045
QANTM Intellectual Property, Ltd.	11,929	10,171
Ramelius Resources, Ltd.	259,066	286,463
ReadyTech Holdings, Ltd. (A)	11,234	25,610
Reckon, Ltd.	25,906	17,780
Red 5, Ltd. (A)	591,960	130,218
Redbubble, Ltd. (A)(B)	56,271	75,686
Regis Healthcare, Ltd.	40,833	61,859
Regis Resources, Ltd.	294,110	417,182
Resolute Mining, Ltd. (A)	387,451	72,801
Retail Food Group, Ltd. (A)	288,997	14,553
Ridley Corp., Ltd.	94,684	99,367
RPMGlobal Holdings, Ltd. (A)	46,147	60,003
Rumble Resources, Ltd. (A)	56,438	17,652
Sandfire Resources, Ltd.	152,960	754,085
Select Harvests, Ltd.	52,652	211,242
Senex Energy, Ltd.	67,209	224,287
Servcorp, Ltd.	13,949	40,449
Service Stream, Ltd.	212,032	144,341
Seven West Media, Ltd. (A)	295,377	133,991
SG Fleet Group, Ltd.	39,363	71,855
Shaver Shop Group, Ltd.	21,893	18,146
Shine Justice, Ltd.	4,532	4,330
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	6

	Shares	Value
Australia (continued)
Sigma Healthcare, Ltd.	333,871	$117,964
Silver Lake Resources, Ltd. (A)	251,922	337,125
Silver Mines, Ltd. (A)(B)	92,637	15,199
SmartGroup Corp., Ltd.	40,201	245,090
SolGold PLC (A)	136,985	54,912
Southern Cross Electrical Engineering, Ltd.	17,582	7,725
Southern Cross Media Group, Ltd.	84,254	108,568
SpeedCast International, Ltd. (A)(B)(C)	103,025	0
SRG Global, Ltd.	83,829	33,395
St. Barbara, Ltd.	207,065	199,296
Strike Energy, Ltd. (A)	51,151	9,855
Sunland Group, Ltd.	30,172	64,865
Sunrise Energy Metals, Ltd. (A)	5,222	6,880
Sunstone Metals, Ltd. (A)	119,026	6,639
Super Retail Group, Ltd.	51,226	411,696
Superloop, Ltd. (A)	117,047	73,337
Symbio Holdings, Ltd.	15,935	65,396
Syrah Resources, Ltd. (A)(B)	250,681	260,274
Tassal Group, Ltd.	80,534	209,243
Technology One, Ltd.	87,808	634,554
Temple & Webster Group, Ltd. (A)(B)	19,692	98,624
The Reject Shop, Ltd. (A)	7,826	35,955
The Star Entertainment Group, Ltd. (A)	266,200	651,663
Tyro Payments, Ltd. (A)(B)	73,517	83,031
United Malt Grp, Ltd.	103,017	316,566
Uniti Group, Ltd. (A)	128,743	310,342
Virtus Health, Ltd.	32,695	177,405
Vita Group, Ltd.	53,082	11,213
Viva Energy Group, Ltd. (D)	222,852	397,309
Warrego Energy, Ltd. (A)	80,366	7,274
Webjet, Ltd. (A)(B)	112,511	438,585
West African Resources, Ltd. (A)	281,359	223,873
Western Areas, Ltd. (A)	127,111	317,645
Westgold Resources, Ltd.	135,767	221,387
Whitehaven Coal, Ltd.	314,970	737,088
Widgie Nickel, Ltd. (A)	8,042	1,948
Wiluna Mining Corp., Ltd. (A)	10,005	7,299
Zip Company, Ltd. (A)(B)	75,704	127,078
Austria 1.6%		12,516,081
Addiko Bank AG	735	9,763
Agrana Beteiligungs AG	5,694	105,414
ams AG (A)	80,594	1,254,166
ANDRITZ AG	21,915	982,434
7	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Austria (continued)
AT&S Austria Technologie & Systemtechnik AG	9,986	$547,928
BAWAG Group AG (A)(D)	19,091	1,030,723
DO & Company AG (A)	2,399	237,344
EVN AG	11,283	313,171
FACC AG (A)	6,411	61,231
Flughafen Wien AG (A)	2,437	77,105
IMMOFINANZ AG (A)	28,769	740,807
Kapsch TrafficCom AG (A)	2,742	39,248
Lenzing AG	4,569	503,542
Mayr Melnhof Karton AG	2,785	524,619
Oesterreichische Post AG	11,318	459,997
Palfinger AG	4,501	133,915
POLYTEC Holding AG	4,411	36,253
Porr AG (A)	4,862	65,315
Raiffeisen Bank International AG	9,718	158,354
RHI Magnesita NV	5,454	202,044
RHI Magnesita NV (London Stock Exchange)	4,273	158,839
Rosenbauer International AG	1,314	59,782
S IMMO AG	19,209	492,358
S&T AG (B)	16,517	259,098
Schoeller-Bleckmann Oilfield Equipment AG (A)	4,222	180,813
Semperit AG Holding	3,480	109,518
Strabag SE, Bearer Shares	6,041	244,547
Telekom Austria AG (A)	60,526	495,802
UBM Development AG	1,455	65,303
UNIQA Insurance Group AG	42,701	341,754
Vienna Insurance Group AG	12,280	321,541
voestalpine AG	32,182	1,063,651
Wienerberger AG	37,835	1,131,446
Zumtobel Group AG	12,062	108,256
Belgium 1.8%		14,065,703
Ackermans & van Haaren NV	8,068	1,506,098
AGFA-Gevaert NV (A)	58,642	237,771
Akka Technologies (A)	2,437	133,228
Atenor	1,781	113,412
Banque Nationale de Belgique	55	101,578
Barco NV	25,839	589,625
Bekaert SA	16,404	713,714
Biocartis Group NV (A)(B)(D)	13,216	35,846
bpost SA (A)	33,248	223,967
Celyad Oncology SA (A)	1,226	3,407
Cie d’Entreprises CFE	2,690	357,547
Deceuninck NV	27,625	85,091
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	8

	Shares	Value
Belgium (continued)
D’ieteren Group	10,249	$1,655,677
Econocom Group SA/NV	37,385	151,832
Elia Group SA/NV	8,185	1,178,340
Etablissements Franz Colruyt NV	1,394	55,756
Euronav NV	64,024	712,871
EVS Broadcast Equipment SA	4,724	108,384
Exmar NV (B)	13,915	77,898
Fagron	19,779	344,056
Galapagos NV (A)	2,062	136,207
Gimv NV	8,684	515,307
Greenyard NV (A)	986	8,936
Immobel SA	1,553	126,581
Ion Beam Applications	5,822	120,240
Jensen-Group NV	1,485	44,897
Kinepolis Group NV (A)	4,758	305,839
Lotus Bakeries NV	101	595,523
MDxHealth SA (A)	8,514	7,444
Melexis NV	6,175	563,670
Ontex Group NV (A)	25,433	181,402
Orange Belgium SA	5,802	126,671
Oxurion NV (A)	11,190	19,374
Picanol (A)	683	50,342
Proximus SADP	34,603	687,919
Recticel SA	15,719	326,267
Resilux	305	79,791
Roularta Media Group NV	668	13,774
Sipef NV	2,705	196,745
Telenet Group Holding NV	14,218	494,919
TER Beke SA	180	21,332
Tessenderlo Group SA (A)	6,730	247,019
Van de Velde NV	2,367	92,313
VGP NV	1,829	467,029
Viohalco SA	18,237	87,677
X-Fab Silicon Foundries SE (A)(D)	20,933	162,387
Bermuda 0.1%		1,063,503
Hafnia, Ltd. (A)	13,272	31,856
Hiscox, Ltd.	83,840	1,031,647
Cambodia 0.0%		306,617
NagaCorp, Ltd.	332,000	306,617
Canada 10.8%		86,938,079
5N Plus, Inc. (A)	38,389	70,569
Acadian Timber Corp. (B)	3,534	53,003
9	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
AcuityAds Holdings, Inc. (A)	3,180	$8,856
Advantage Energy, Ltd. (A)(B)	71,006	415,112
Aecon Group, Inc. (B)	21,101	293,167
Africa Oil Corp. (A)	10,700	24,481
Ag Growth International, Inc.	8,025	237,426
AGF Management, Ltd., Class B	28,891	160,923
Aimia, Inc. (A)	31,533	124,639
AirBoss of America Corp. (B)	4,809	134,235
Alamos Gold, Inc., Class A	133,110	980,866
Alaris Equity Partners Income	18,748	272,160
Alcanna, Inc. (A)	10,576	57,573
Alexco Resource Corp. (A)(B)	35,137	55,720
Algoma Central Corp. (B)	7,052	97,365
AltaGas, Ltd.	6,942	152,916
Altius Minerals Corp.	15,908	274,484
Altus Group, Ltd.	14,436	559,445
Americas Gold & Silver Corp. (A)(B)	8,321	8,534
Amerigo Resources, Ltd.	49,100	63,917
Anaconda Mining, Inc. (A)(B)	9,500	5,696
Andlauer Healthcare Group, Inc.	4,208	149,795
Andrew Peller, Ltd., Class A	11,193	63,582
ARC Resources, Ltd.	1,013	12,524
Aritzia, Inc. (A)	29,401	1,117,818
Ascot Resources, Ltd. (A)	44,475	38,247
Atco, Ltd., Class I	19,127	628,211
Athabasca Oil Corp. (A)(B)	150,957	234,624
ATS Automation Tooling Systems, Inc. (A)	26,891	1,042,756
Aurora Cannabis, Inc. (A)(B)	11,162	42,446
AutoCanada, Inc. (A)(B)	8,443	218,352
B2Gold Corp.	208,390	841,781
Badger Infrastructure Solutions, Ltd. (B)	11,768	282,061
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	96,293	512,043
Bird Construction, Inc. (B)	15,285	114,562
Black Diamond Group, Ltd.	17,717	59,127
BMTC Group, Inc.	4,096	47,827
Bombardier, Inc., Class A (A)(B)	20,400	26,556
Bombardier, Inc., Class B (A)	664,328	828,117
Boralex, Inc., Class A	28,367	828,294
Boyd Group Services, Inc.	191	24,935
Bridgemarq Real Estate Services	2,800	35,897
Brookfield Infrastructure Corp., Class A	13,951	983,669
Calian Group, Ltd.	3,339	158,981
Canaccord Genuity Group, Inc.	43,536	443,432
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	10

	Shares	Value
Canada (continued)
Canacol Energy, Ltd.	52,069	$131,867
Canada Goose Holdings, Inc. (A)(B)	17,492	457,897
Canadian Western Bank	30,066	880,276
Canfor Corp. (A)	24,027	543,854
Canfor Pulp Products, Inc. (A)	15,045	67,895
Capital Power Corp.	42,605	1,309,242
Capstone Mining Corp. (A)	159,933	829,002
Cardinal Energy, Ltd. (A)(B)	41,663	212,999
Cargojet, Inc.	540	78,054
Cascades, Inc.	31,215	323,355
Celestica, Inc. (A)	37,646	447,594
Celestica, Inc. (New York Stock Exchange) (A)	2,400	28,536
Centerra Gold, Inc.	85,016	829,032
CES Energy Solutions Corp.	112,004	224,450
China Gold International Resources Corp., Ltd.	90,882	268,882
CI Financial Corp.	65,252	1,068,228
Cogeco Communications, Inc.	4,855	387,634
Cogeco, Inc.	2,092	129,465
Colliers International Group, Inc.	3,115	427,744
Colliers International Group, Inc. (New York Stock Exchange)	4,844	665,275
Computer Modelling Group, Ltd.	30,133	130,041
Conifex Timber, Inc. (A)	4,700	7,750
Copper Mountain Mining Corp. (A)	59,268	165,062
Corby Spirit and Wine, Ltd.	5,444	72,286
Corus Entertainment, Inc., B Shares	68,519	274,617
Crescent Point Energy Corp.	163,673	1,171,214
Crescent Point Energy Corp. (New York Stock Exchange)	20,800	149,552
Cronos Group, Inc. (A)	4,900	17,590
Cronos Group, Inc. (Nasdaq Exchange) (A)(B)	27,306	97,755
Denison Mines Corp. (A)(B)	256,332	384,245
Dexterra Group, Inc.	16,434	102,429
DIRTT Environmental Solutions (A)	18,708	35,423
Doman Building Materials Group, Ltd. (B)	27,055	170,975
Dorel Industries, Inc., Class B	8,944	81,290
DREAM Unlimited Corp., Class A	10,815	401,456
Dundee Precious Metals, Inc.	65,978	390,402
Dynacor Gold Mines, Inc.	9,900	24,760
ECN Capital Corp.	103,129	464,589
EcoSynthetix, Inc. (A)	3,185	14,398
E-L Financial Corp., Ltd.	574	414,367
Eldorado Gold Corp. (A)	61,906	679,867
Element Fleet Management Corp.	123,603	1,213,113
Endeavour Silver Corp. (A)	21,684	91,526
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	5,894
11	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Enerflex, Ltd.	33,374	$206,168
Enerplus Corp.	91,948	1,175,193
Enghouse Systems, Ltd.	14,691	479,732
Ensign Energy Services, Inc. (A)	50,538	110,845
Equinox Gold Corp. (A)	71,741	508,838
Equitable Group, Inc. (B)	7,512	448,883
ERO Copper Corp. (A)	17,856	255,549
Evertz Technologies, Ltd.	11,517	121,212
Exchange Income Corp. (B)	6,091	195,345
Exco Technologies, Ltd.	9,490	70,155
Extendicare, Inc. (B)	34,995	212,041
Fiera Capital Corp.	26,167	215,323
Finning International, Inc.	53,015	1,542,559
Firm Capital Mortgage Investment Corp. (B)	7,600	84,964
First Majestic Silver Corp.	57,581	648,269
First Mining Gold Corp. (A)(B)	127,000	28,055
First National Financial Corp. (B)	4,698	163,679
Fission Uranium Corp. (A)(B)	139,747	99,229
Fortuna Silver Mines, Inc. (A)(B)	102,243	381,546
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd.	42,409	473,442
Frontera Energy Corp. (A)	13,422	138,297
Galiano Gold, Inc. (A)(B)	31,531	19,652
Gamehost, Inc. (A)	6,100	42,592
GDI Integrated Facility Services, Inc. (A)	4,200	187,186
Gear Energy, Ltd. (A)	35,000	44,181
Gibson Energy, Inc.	52,959	1,033,693
goeasy, Ltd.	3,130	370,883
GoGold Resources, Inc. (A)(B)	46,900	111,006
GoldMining, Inc. (A)	14,300	25,385
GoldMoney, Inc. (A)(B)	18,000	29,965
Goodfood Market Corp. (A)(B)	2,965	6,386
Gran Tierra Energy, Inc. (A)(B)	159,029	219,567
Guardian Capital Group, Ltd., Class A	6,700	190,402
Hanfeng Evergreen, Inc. (A)(C)	3,700	7
Hardwoods Distribution, Inc.	4,800	158,978
Headwater Exploration, Inc. (A)	52,576	298,242
Heroux-Devtek, Inc. (A)	10,492	145,439
HEXO Corp. (A)(B)	10,300	5,607
High Liner Foods, Inc.	6,893	70,697
HLS Therapeutics, Inc. (B)	2,600	29,559
Home Capital Group, Inc. (A)	18,002	544,108
Hudbay Minerals, Inc.	88,922	724,706
i-80 Gold Corp. (A)(B)	36,858	79,968
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	12

	Shares	Value
Canada (continued)
IAMGOLD Corp. (A)	159,167	$467,141
IBI Group, Inc. (A)	7,200	79,811
Imperial Metals Corp. (A)	22,308	67,936
Information Services Corp.	4,400	78,211
Innergex Renewable Energy, Inc.	42,327	615,453
InPlay Oil Corp. (A)	2,571	6,897
Interfor Corp.	27,229	829,437
International Petroleum Corp. (A)	3,409	24,120
International Petroleum Corp. (Toronto Stock Exchange) (A)	23,520	168,676
Intertape Polymer Group, Inc.	24,129	456,119
Jamieson Wellness, Inc. (D)	13,163	341,148
Journey Energy, Inc. (A)	6,200	19,517
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)	37,604	154,570
K-Bro Linen, Inc. (B)	3,186	88,605
Kelt Exploration, Ltd. (A)	60,355	273,800
Keyera Corp.	29,083	681,242
Kinaxis, Inc. (A)	6,891	790,005
Knight Therapeutics, Inc. (A)	52,598	225,746
KP Tissue, Inc. (B)	5,100	42,369
Labrador Iron Ore Royalty Corp.	22,167	818,824
Largo, Inc. (A)(B)	6,650	68,363
Lassonde Industries, Inc., Class A (B)	1,500	179,882
Laurentian Bank of Canada	15,955	535,861
Leon’s Furniture, Ltd.	12,254	220,040
LifeWorks, Inc. (B)	23,870	474,952
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	16,116	841,592
Logistec Corp., Class B	400	14,043
Lucara Diamond Corp. (A)	124,430	62,829
Lundin Gold, Inc. (A)	14,300	115,303
MAG Silver Corp. (A)	1,100	18,676
Magellan Aerospace Corp.	8,083	64,409
Mainstreet Equity Corp. (A)	2,022	201,004
Major Drilling Group International, Inc. (A)	28,074	205,765
Maple Leaf Foods, Inc.	26,033	548,387
Marathon Gold Corp. (A)	15,600	34,954
Martinrea International, Inc.	29,932	233,552
Maverix Metals, Inc. (B)	13,901	65,584
MDF Commerce, Inc. (A)	2,300	6,950
Medical Facilities Corp.	12,830	101,931
MEG Energy Corp. (A)	113,678	1,484,316
Melcor Developments, Ltd.	4,800	56,350
Methanex Corp.	20,337	1,058,808
13	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Morguard Corp.	1,778	$186,385
MTY Food Group, Inc. (B)	7,815	315,251
Mullen Group, Ltd.	36,588	356,787
Neo Performance Materials, Inc.	3,800	47,968
New Gold, Inc. (A)	239,551	413,899
NFI Group, Inc.	22,816	341,295
North American Construction Group, Ltd.	10,337	156,258
NuVista Energy, Ltd. (A)	69,005	525,908
Opsens, Inc. (A)(B)	15,955	25,050
Optiva, Inc. (A)	500	10,055
Orbite Technologies, Inc. (A)	105,500	5
Organigram Holdings, Inc. (A)	35,200	53,043
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	23,600	35,164
Osisko Gold Royalties, Ltd.	41,905	517,407
Osisko Mining, Inc. (A)	89,840	278,557
Paramount Resources, Ltd., Class A (B)	25,426	564,086
Parex Resources, Inc.	41,004	904,191
Park Lawn Corp.	11,727	328,634
Parkland Corp.	42,773	1,119,353
Pason Systems, Inc.	25,455	259,470
Peyto Exploration & Development Corp. (B)	68,868	594,411
PHX Energy Services Corp.	11,019	53,030
Pine Cliff Energy, Ltd. (A)	19,000	12,892
Pizza Pizza Royalty Corp. (B)	10,376	102,900
Points.com, Inc. (A)(B)	1,613	29,131
Points.com, Inc. (Toronto Stock Exchange) (A)	4,210	77,291
Polaris Infrastructure, Inc. (B)	7,043	86,572
Pollard Banknote, Ltd. (B)	3,690	100,671
PolyMet Mining Corp. (A)	2,025	5,544
PrairieSky Royalty, Ltd. (B)	53,025	717,040
Precision Drilling Corp. (A)	6,554	382,381
Premium Brands Holdings Corp.	12,307	1,135,254
Pretium Resources, Inc. (A)	53,409	779,118
Pretium Resources, Inc. (New York Stock Exchange) (A)	4,528	65,973
Quarterhill, Inc. (B)	40,708	71,299
Questerre Energy Corp., Class A (A)(B)	41,900	7,107
Real Matters, Inc. (A)	24,912	108,886
Recipe Unlimited Corp. (A)	5,964	79,049
RF Capital Group, Inc. (A)	18,263	25,215
Richelieu Hardware, Ltd.	18,554	709,809
Rogers Sugar, Inc. (B)	36,711	168,856
Roots Corp. (A)	3,881	10,196
Russel Metals, Inc. (B)	25,886	641,278
Sabina Gold & Silver Corp. (A)(B)	44,568	47,469
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	14

	Shares	Value
Canada (continued)
Sandstorm Gold, Ltd.	61,930	$441,694
Sandstorm Gold, Ltd. (New York Stock Exchange)	2,700	19,251
Savaria Corp. (B)	16,877	237,942
Seabridge Gold, Inc. (A)(B)	22,329	385,979
Secure Energy Services, Inc.	91,195	441,046
ShawCor, Ltd. (A)(B)	31,578	145,994
Sienna Senior Living, Inc. (B)	26,699	325,233
Sierra Metals, Inc.	8,600	12,892
Sierra Wireless, Inc. (A)(B)	13,360	252,127
SilverCrest Metals, Inc. (A)	20,286	176,532
Sleep Country Canada Holdings, Inc. (D)	13,709	323,067
SNC-Lavalin Group, Inc.	43,528	980,110
Spin Master Corp. (A)(D)	9,358	342,721
Sprott, Inc. (B)	8,066	332,058
SSR Mining, Inc.	73,920	1,463,237
Stantec, Inc.	12,528	622,595
Stelco Holdings, Inc.	8,595	263,851
Stella-Jones, Inc.	19,006	596,046
Superior Plus Corp.	61,457	554,204
Taiga Building Products, Ltd.	5,000	11,006
Tamarack Valley Energy, Ltd. (B)	99,174	403,738
Taseko Mines, Ltd. (A)	98,102	186,529
Tecsys, Inc.	649	17,916
TeraGo, Inc. (A)	2,000	9,152
TerraVest Industries, Inc.	1,900	35,647
The North West Company, Inc.	20,130	572,057
Tidewater Midstream and Infrastructure, Ltd.	97,265	101,294
Timbercreek Financial Corp.	29,474	220,212
Torex Gold Resources, Inc. (A)	29,891	379,209
Total Energy Services, Inc. (A)	19,706	97,947
Touchstone Exploration, Inc. (A)(B)	10,000	12,623
TransAlta Corp.	107,856	1,095,153
TransAlta Renewables, Inc.	41,639	573,255
Transcontinental, Inc., Class A (B)	25,452	410,646
TransGlobe Energy Corp. (A)	5,800	22,605
Treasury Metals, Inc. (A)(B)	4,237	2,474
Trevali Mining Corp. (A)	20,610	19,512
Trican Well Service, Ltd. (A)(B)	118,463	318,705
Tricon Residential, Inc.	75,437	1,121,288
Trisura Group, Ltd. (A)	11,693	320,301
Turquoise Hill Resources, Ltd. (A)	31,288	643,533
Uni-Select, Inc. (A)	14,596	302,399
Vecima Networks, Inc.	1,797	22,684
Vermilion Energy, Inc. (A)	60,324	1,127,952
15	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
VersaBank	2,000	$23,069
Victoria Gold Corp. (A)	3,300	41,813
VIQ Solutions, Inc. (A)	2,100	3,943
Wajax Corp.	6,547	121,642
Wall Financial Corp. (A)	1,600	18,051
Waterloo Brewing, Ltd.	2,200	9,199
Wesdome Gold Mines, Ltd. (A)	59,561	670,561
Western Copper & Gold Corp. (A)(B)	18,300	32,774
Western Forest Products, Inc.	191,240	321,374
Westshore Terminals Investment Corp.	15,644	366,693
Whitecap Resources, Inc. (B)	207,279	1,581,371
WildBrain, Ltd. (A)	22,797	54,857
Winpak, Ltd.	11,036	332,604
Yamana Gold, Inc.	312,691	1,536,935
Yellow Pages, Ltd.	4,514	48,897
Zenith Capital Corp. (A)	5,300	424
Chile 0.0%		22,850
Aclara Resources, Inc. (A)	14,806	12,499
Marimaca Copper Corp. (A)	3,200	10,351
China 0.0%		359,491
Bund Center Investment, Ltd.	55,500	21,213
Fosun Tourism Group (A)(D)	15,600	25,367
Goodbaby International Holdings, Ltd. (A)	335,000	40,474
Hygeia Healthcare Holdings Company, Ltd. (D)	45,200	246,766
Xingye Alloy Materials Group, Ltd. (A)	176,000	25,671
Denmark 2.1%		17,103,239
ALK-Abello A/S (A)	2,186	836,518
Alm Brand A/S	287,180	468,109
Asetek A/S (A)	3,556	11,934
Bang & Olufsen A/S (A)(B)	41,442	125,412
Bavarian Nordic A/S (A)(B)	22,383	562,371
Better Collective A/S (A)(B)	7,861	126,280
Brodrene Hartmann A/S (A)	865	41,229
CBrain A/S	1,665	51,101
Chemometec A/S	4,767	556,436
Columbus A/S	26,124	36,272
D/S Norden A/S	8,783	229,112
Dfds A/S (A)	12,308	572,080
FLSmidth & Company A/S	15,069	432,615
Fluegger Group A/S	225	18,361
H Lundbeck A/S	13,828	335,552
H+H International A/S, Class B (A)	6,801	197,711
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	16

	Shares	Value
Denmark (continued)
Harboes Bryggeri A/S, Class B (A)	1,452	$16,136
INVISIO AB	1,949	28,967
ISS A/S (A)	47,231	862,142
Jeudan A/S	3,010	123,834
Jyske Bank A/S (A)	19,215	1,041,716
Matas A/S	13,454	196,342
MT Hoejgaard Holding A/S (A)	339	9,211
Netcompany Group A/S (D)	10,341	681,384
Nilfisk Holding A/S (A)	7,449	250,069
NKT A/S (A)	12,840	538,597
NNIT A/S (D)	4,314	61,810
North Media AS	2,487	32,268
NTG Nordic Transport Group A/S (A)(B)	3,889	244,861
Parken Sport & Entertainment A/S (A)	1,870	24,138
Per Aarsleff Holding A/S	6,442	254,537
Ringkjoebing Landbobank A/S	9,771	1,214,631
Royal Unibrew A/S	16,664	1,766,722
RTX A/S (A)	2,997	71,494
Scandinavian Tobacco Group A/S (D)	22,645	510,652
Schouw & Company A/S	4,381	381,981
SimCorp A/S	13,331	1,203,924
Solar A/S, B Shares	2,213	257,497
SP Group A/S	1,662	89,123
Spar Nord Bank A/S	31,557	419,064
Sparekassen Sjaelland-Fyn A/S (A)	2,327	69,105
Sydbank A/S	22,266	724,421
TCM Group A/S	1,441	28,769
The Drilling Company of 1972 A/S (A)	3,559	139,840
Tivoli A/S (A)	691	84,385
Topdanmark A/S	14,901	851,145
UIE PLC	598	172,142
Zealand Pharma A/S (A)	9,861	151,239
Faeroe Islands 0.0%		35,912
BankNordik P/F	1,415	35,912
Finland 2.2%		17,932,541
Aktia Bank OYJ	19,949	227,284
Alma Media OYJ	11,325	127,433
Anora Group OYJ	7,365	78,553
Apetit OYJ	1,524	20,078
Aspo OYJ	5,505	48,631
Atria OYJ	5,227	60,240
BasWare OYJ (A)	2,688	68,004
Bittium OYJ	10,462	61,756
17	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Finland (continued)
Cargotec OYJ, B Shares	14,456	$568,836
Caverion OYJ	33,497	213,730
Citycon OYJ	21,062	166,347
Digia OYJ	7,562	60,832
Enento Group OYJ (A)(D)	5,041	168,993
Finnair OYJ (A)	239,993	120,251
Fiskars OYJ ABP	10,333	254,775
F-Secure OYJ	33,411	193,522
Gofore OYJ	379	10,481
Harvia OYJ	3,999	161,280
HKScan OYJ, A Shares	11,127	17,927
Huhtamaki OYJ	34,321	1,250,826
Ilkka-Yhtyma OYJ	9,901	52,242
Kamux Corp.	8,572	102,835
Kemira OYJ	33,664	445,171
Kojamo OYJ	33,514	777,068
Konecranes OYJ	21,741	756,392
Lassila & Tikanoja OYJ	9,775	130,489
Lehto Group OYJ (A)	2,434	1,456
Marimekko OYJ	1,401	116,730
Metsa Board OYJ, A Shares	1,067	10,658
Metsa Board OYJ, B Shares	63,194	615,538
Multitude SE (A)	2,783	12,486
Musti Group OYJ (A)	8,683	227,356
Neles OYJ	37,639	489,835
Nokian Renkaat OYJ	47,202	889,649
Olvi OYJ, A Shares	4,942	239,541
Optomed Oy (A)	1,483	9,906
Oriola OYJ, A Shares	8,342	18,597
Oriola OYJ, B Shares	42,174	93,487
Orion OYJ, Class A	8,076	377,847
Orion OYJ, Class B	34,310	1,611,163
Outokumpu OYJ (A)	111,348	656,354
Pihlajalinna OYJ	643	8,115
Ponsse OYJ	4,062	143,200
QT Group OYJ (A)	4,495	551,836
Raisio OYJ, V Shares	46,629	151,502
Rapala VMC OYJ (A)	5,592	38,482
Raute OYJ, A Shares	728	13,478
Revenio Group OYJ	6,747	327,261
Rovio Entertainment OYJ (D)	3,141	26,258
Sanoma OYJ	27,196	396,547
Taaleri OYJ	1,271	16,623
Talenom OYJ	1,935	20,050
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	18

	Shares	Value
Finland (continued)
Teleste OYJ	3,860	$20,524
Terveystalo OYJ (D)	21,439	268,123
TietoEVRY OYJ	27,429	765,228
Tokmanni Group Corp.	16,285	302,238
Uponor OYJ	23,098	513,821
Vaisala OYJ, A Shares	6,527	313,442
Valmet OYJ	48,158	1,670,463
Verkkokauppa.com OYJ	6,156	37,902
Wartsila OYJ ABP	52,121	583,734
YIT OYJ	57,337	249,135
France 4.6%		36,714,594
ABC arbitrage	7,130	56,067
AKWEL	4,639	103,250
Albioma SA	10,388	474,594
ALD SA (D)	30,366	423,866
Altamir	5,040	142,891
Alten SA	8,183	1,235,453
Assystem SA	2,731	116,389
Atari SA (A)	20,392	5,297
Aubay	2,888	162,196
Axway Software SA	2,311	48,026
Bastide le Confort Medical	1,540	62,663
Beneteau SA (A)	17,098	284,188
Bigben Interactive (B)	4,952	86,373
Boiron SA	1,866	87,032
Bonduelle SCA	7,261	145,555
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	69	47,194
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	7,781
Casino Guichard Perrachon SA (A)	10,362	184,480
Catana Group (A)	5,106	43,006
Catering International Services (A)	1,089	11,860
CBo Territoria	8,257	33,304
Cegedim SA (A)	1,780	42,744
CGG SA (A)	244,859	207,305
Chargeurs SA	6,722	157,418
Cie des Alpes (A)(B)	8,668	136,121
Cie Plastic Omnium SA	20,563	434,644
Coface SA	42,925	570,977
DBV Technologies SA (A)	1,292	3,533
Delta Plus Group	323	28,101
Derichebourg SA	40,374	419,471
Ekinops SAS (A)	3,234	24,029
19	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Electricite de Strasbourg SA	351	$42,164
Elior Group SA (A)(D)	50,304	230,770
Elis SA (A)	65,355	1,046,092
Eramet SA	2,699	353,655
ESI Group (A)	678	54,563
Etablissements Maurel et Prom SA (A)	21,880	69,652
Eurazeo SE	10,400	803,305
Eutelsat Communications SA	72,423	793,198
Exel Industries, A Shares	466	31,771
Faurecia SE	40,348	1,519,268
Fnac Darty SA	7,449	410,519
Gaumont SA (A)	489	56,052
Gaztransport Et Technigaz SA	7,317	694,453
GEA	126	13,879
GL Events (A)	4,616	81,849
Groupe Crit	1,108	76,603
Guerbet	2,565	82,150
Guillemot Corp.	834	12,673
Haulotte Group SA (A)	3,951	19,187
HEXAOM	1,083	40,983
ID Logistics Group (A)	856	304,113
Imerys SA	12,891	549,902
Infotel SA	996	59,165
Interparfums SA	4,388	325,013
Ipsen SA	862	100,302
IPSOS	16,827	801,939
Jacquet Metals SACA	5,053	110,034
JCDecaux SA (A)	23,094	652,800
Kaufman & Broad SA	6,402	232,514
Korian SA	23,528	473,963
Lagardere SA (A)	16,032	454,340
Laurent-Perrier	1,118	125,556
Lectra	10,962	515,887
Linedata Services	1,472	72,547
LISI	8,173	241,296
LNA Sante SA	2,041	77,555
Lumibird (A)	2,328	54,281
Maisons du Monde SA (D)	16,288	356,428
Manitou BF SA	5,055	175,152
Manutan International	906	73,248
Mersen SA	6,826	252,422
Metropole Television SA	10,149	201,164
Nacon SA (A)	990	5,659
Neurones	283	11,308
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	20

	Shares	Value
France (continued)
Nexans SA	12,390	$1,195,197
Nexity SA	16,819	662,970
Nicox (A)	6,072	14,361
NRJ Group	6,595	43,451
Oeneo SA (B)	4,715	72,212
OL Groupe SA (A)	3,929	8,757
Onxeo SA (A)	2,056	826
Orpea SA	5,710	236,453
Pharmagest Interactive (B)	937	79,364
Plastivaloire	1,440	9,996
Quadient SA	14,118	258,116
Recylex SA (A)(C)	4,454	9,229
Rexel SA	105,331	2,318,112
Robertet SA (B)	199	188,511
Rothschild & Company	15,152	588,202
Rubis SCA	27,650	860,812
Samse SA	285	62,408
Savencia SA	1,977	139,999
SCOR SE	53,046	1,727,045
Seche Environnement SA	1,539	103,385
SMCP SA (A)(D)	9,812	71,969
Societe BIC SA	9,132	481,870
Societe LDC SA	366	38,611
Societe pour l’Informatique Industrielle	2,435	116,949
SOITEC (A)	6,095	987,512
Solocal Group (A)(B)	47,008	72,105
Somfy SA	2,814	503,005
Sopra Steria Group SACA	5,649	1,007,485
SPIE SA	46,481	1,087,133
Stef SA	1,253	134,342
Synergie SE (B)	3,330	130,286
Technicolor SA (A)	33,745	113,344
Technip Energies NV (A)	33,951	385,142
Television Francaise 1	19,246	189,985
Thermador Groupe	2,187	233,549
Tikehau Capital SCA	9,962	257,579
Trigano SA	3,138	538,117
Ubisoft Entertainment SA (A)	2,708	145,195
Union Financiere de France BQE SA	2,005	40,716
Valeo	48,166	1,062,260
Vallourec SA (A)	27,219	265,114
Verallia SA (D)	16,036	420,822
Vetoquinol SA	1,228	179,739
Vicat SA	9,439	345,394
21	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
VIEL & Cie SA	6,888	$44,300
Vilmorin & Cie SA	2,792	144,394
Virbac SA	1,414	575,783
Vranken-Pommery Monopole SA (A)	923	18,599
Wavestone	1,813	87,820
Xilam Animation SA (A)	268	10,887
Gabon 0.0%		44,797
Total Gabon	243	44,797
Georgia 0.1%		423,322
Bank of Georgia Group PLC	16,076	284,736
Georgia Capital PLC (A)	10,443	78,300
TBC Bank Group PLC	3,746	60,286
Germany 6.2%		49,560,778
1&1 AG	16,862	403,023
7C Solarparken AG	13,369	62,944
Aareal Bank AG	24,051	735,009
Adesso SE	771	174,535
ADVA Optical Networking SE (A)(B)	18,599	314,898
All for One Group SE	784	54,703
Allgeier SE (B)	2,876	124,414
Amadeus Fire AG	1,628	262,607
Atoss Software AG	1,254	243,266
Aurubis AG	12,407	1,451,705
Basler AG	1,233	156,639
Bauer AG (A)(B)	7,205	75,050
BayWa AG	6,365	261,825
Bechtle AG	19,144	982,017
Bertrandt AG	2,555	138,180
bet-at-home.com AG	1,430	23,253
Bijou Brigitte AG (A)	1,764	44,979
Bilfinger SE	12,863	481,806
Borussia Dortmund GmbH & Company KGaA (A)(B)	29,529	132,702
CANCOM SE	12,396	704,600
CECONOMY AG	59,337	235,544
CENIT AG	2,412	34,985
Cewe Stiftung & Company KGAA	2,238	254,097
Commerzbank AG (A)	68,591	573,224
CompuGroup Medical SE & Company KgaA	8,822	495,628
CropEnergies AG	9,512	133,163
CTS Eventim AG & Company KGaA (A)	2,668	185,914
Data Modul AG	635	39,730
Delticom AG (A)	1,144	7,149
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	22

	Shares	Value
Germany (continued)
Dermapharm Holding SE	5,071	$369,594
Deutsche Beteiligungs AG	6,058	236,940
Deutsche EuroShop AG	18,166	341,600
Deutsche Pfandbriefbank AG (D)	59,817	648,640
Deutz AG (A)	46,086	263,370
DIC Asset AG	20,271	340,443
DMG Mori AG	936	43,845
Dr. Hoenle AG (B)	1,598	51,389
Draegerwerk AG & Company KGaA	1,433	75,186
Duerr AG	18,620	670,580
Eckert & Ziegler Strahlen- und Medizintechnik AG	5,329	392,011
Elmos Semiconductor SE	1,342	86,435
ElringKlinger AG (A)	9,007	95,645
Encavis AG (B)	33,008	560,663
Energiekontor AG (B)	1,631	125,373
EuroEyes International Eye Clinic, Ltd.	14,000	13,712
Fielmann AG	7,259	429,981
First Sensor AG	2,622	137,994
flatexDEGIRO AG (A)(B)	8,505	176,112
FORTEC Elektronik AG	601	15,170
Francotyp-Postalia Holding AG (A)	2,607	8,076
Fraport AG Frankfurt Airport Services Worldwide (A)	9,599	650,084
Freenet AG	48,936	1,303,138
Fuchs Petrolub SE	9,623	300,433
Gateway Real Estate AG (A)	1,835	12,011
GEA Group AG	44,986	1,967,188
Gerresheimer AG	11,982	861,454
Gesco AG (A)	3,651	91,306
GFT Technologies SE	7,351	335,350
GK Software SE (A)	74	11,017
GRENKE AG	2,267	65,046
H&R GmbH & Company KGaA (A)	8,359	56,155
Hamburger Hafen und Logistik AG	9,289	184,052
Hawesko Holding AG	828	46,055
Heidelberger Druckmaschinen AG (A)	90,943	253,639
Hensoldt AG	925	21,659
Hornbach Baumarkt AG	3,268	179,974
Hornbach Holding AG & Company KGaA	4,326	566,644
HUGO BOSS AG	22,904	1,397,652
Hypoport SE (A)	1,024	426,665
Indus Holding AG	8,586	306,215
Instone Real Estate Group SE (D)	13,507	259,296
IVU Traffic Technologies AG	3,451	74,843
Jenoptik AG	21,055	750,262
23	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
JOST Werke AG (D)	5,812	$268,482
K+S AG (A)	74,966	1,923,046
Kloeckner & Company SE (A)	27,626	373,735
Koenig & Bauer AG (A)	4,359	112,303
Krones AG (B)	5,243	480,188
KSB SE & Company KGaA	73	36,667
KWS Saat SE & Company KGaA	4,300	312,499
LANXESS AG	29,853	1,454,194
Leifheit AG (B)	3,857	119,909
Leoni AG (A)(B)	12,042	140,524
Manz AG (A)(B)	1,315	63,240
Mediclin AG (A)	8,179	32,499
Medigene AG (A)	6,493	24,712
METRO AG (A)	33,723	314,957
MLP SE	26,029	211,880
Nagarro SE (A)	3,286	467,723
New Work SE	1,026	183,683
Nexus AG	6,223	405,810
Nordex SE (A)(B)	38,581	679,653
Norma Group SE	14,352	498,765
OHB SE	2,007	78,154
PATRIZIA AG	17,444	335,621
Pfeiffer Vacuum Technology AG	1,892	376,754
PNE AG	16,489	168,913
Progress-Werk Oberkirch AG (A)	386	12,815
ProSiebenSat.1 Media SE	71,903	982,936
PSI Software AG	4,102	172,185
PVA TePla AG (A)	4,620	126,441
q.beyond AG (A)	47,970	75,971
R Stahl AG (A)	823	15,623
Rheinmetall AG	15,969	2,376,882
SAF-Holland SE (A)	21,928	261,083
Salzgitter AG (A)	16,979	741,673
Scout24 SE (D)	17,322	1,010,401
Secunet Security Networks AG	439	180,212
SGL Carbon SE (A)	17,099	110,137
Siltronic AG (B)	7,643	868,597
Sirius Real Estate, Ltd.	249,773	418,676
Sixt SE (A)(B)	5,080	759,385
SMA Solar Technology AG (B)	4,602	180,901
Softing AG	2,069	13,362
Software AG	18,535	699,287
STRATEC SE	2,183	280,337
Stroeer SE & Company KGaA	9,692	731,093
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	24

	Shares	Value
Germany (continued)
Suedzucker AG	23,499	$320,147
SUESS MicroTec SE (A)	7,325	141,716
Surteco Group SE	2,163	74,566
Syzygy AG	471	3,315
TAG Immobilien AG	52,663	1,357,391
Takkt AG	15,103	259,361
Technotrans SE (B)	2,893	77,615
thyssenkrupp AG (A)	106,556	1,129,682
Traffic Systems SE (B)	2,239	72,196
United Internet AG	3,075	104,576
va-Q-Tec AG (A)	730	15,462
Varta AG (B)	3,591	362,154
VERBIO Vereinigte BioEnergie AG	12,056	938,719
Vivoryon Therapeutics NV (A)	1,006	11,656
Vossloh AG	3,933	174,585
Wacker Chemie AG	3,009	466,186
Wacker Neuson SE	13,148	309,569
Washtec AG	4,114	220,674
Westwing Group AG (A)(B)	3,087	61,904
Wuestenrot & Wuerttembergische AG	10,450	206,657
Zeal Network SE	4,328	180,253
Gibraltar 0.0%		362,836
888 Holdings PLC	111,653	362,836
Greece 0.0%		35,635
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	37
Okeanis Eco Tankers Corp. (D)	3,343	35,598
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		29,462
GronlandsBANKEN A/S	313	29,462
Guernsey, Channel Islands 0.0%		33,287
Raven Property Group, Ltd. (A)	165,177	33,287
Hong Kong 2.3%		18,676,435
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aceso Life Science Group, Ltd. (A)	451,733	4,107
Aeon Credit Service Asia Company, Ltd.	60,000	38,679
Aidigong Maternal & Child Health, Ltd. (A)	588,000	41,423
Allied Group, Ltd.	360,000	126,767
Analogue Holdings, Ltd.	44,000	9,245
APAC Resources, Ltd.	218,605	29,718
Apollo Future Mobility Group, Ltd. (A)	1,040,000	53,967
Asia Financial Holdings, Ltd.	94,000	42,366
25	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Asia Standard International Group, Ltd.	236,000	$24,403
Asiasec Properties, Ltd.	103,000	6,203
ASM Pacific Technology, Ltd.	78,600	862,322
Associated International Hotels, Ltd.	26,000	41,608
BOCOM International Holdings Company, Ltd.	346,000	58,895
BOE Varitronix, Ltd. (B)	268,000	312,906
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,139
Build King Holdings, Ltd.	150,000	17,321
Burwill Holdings, Ltd. (A)(C)	1,216,000	4,979
Cafe de Coral Holdings, Ltd.	138,000	211,742
Cathay Pacific Airways, Ltd. (A)	348,000	310,452
Century City International Holdings, Ltd. (A)	452,000	20,575
CGN Mining Company, Ltd.	535,000	62,488
Chen Hsong Holdings	40,000	12,037
Chevalier International Holdings, Ltd.	45,524	54,216
China Baoli Technologies Holdings, Ltd. (A)	51,750	2,197
China Best Group Holding, Ltd. (A)	210,000	21,949
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	20,516
China Energy Development Holdings, Ltd. (A)	2,938,000	66,427
China Motor Bus Company, Ltd.	6,400	77,448
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	56,291
China Strategic Holdings, Ltd. (A)	4,597,500	23,578
Chinese Estates Holdings, Ltd.	183,500	61,192
Chinney Investments, Ltd.	36,000	7,467
Chow Sang Sang Holdings International, Ltd.	135,000	189,476
Chuang’s China Investments, Ltd.	210,000	11,070
Chuang’s Consortium International, Ltd.	340,021	37,881
CITIC Telecom International Holdings, Ltd.	608,000	216,391
CMBC Capital Holdings, Ltd. (B)	42,750	12,735
C-Mer Eye Care Holdings, Ltd.	114,000	79,593
Convenience Retail Asia, Ltd. (B)	130,000	12,491
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,110
Cowell e Holdings, Inc. (A)	35,000	39,637
Crystal International Group, Ltd. (D)	51,500	17,316
CSI Properties, Ltd.	1,976,333	52,197
Dah Sing Banking Group, Ltd.	150,448	136,214
Dah Sing Financial Holdings, Ltd.	62,744	203,190
Dickson Concepts International, Ltd.	63,500	32,639
Digital Domain Holdings, Ltd. (A)	190,000	14,858
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	57,540
Eagle Nice International Holdings, Ltd.	46,000	27,682
EC Healthcare	71,000	71,986
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	26

	Shares	Value
Hong Kong (continued)
EcoGreen International Group, Ltd.	76,000	$18,735
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	10,274
Emperor Entertainment Hotel, Ltd.	185,000	19,195
Emperor International Holdings, Ltd.	508,250	57,303
Emperor Watch & Jewellery, Ltd.	1,270,000	29,826
Energy International Investments Holdings, Ltd. (A)	700,000	4,827
ENM Holdings, Ltd. (A)	368,000	31,585
Esprit Holdings, Ltd. (A)	1,072,875	122,402
Fairwood Holdings, Ltd.	30,500	58,527
Far East Consortium International, Ltd.	532,337	184,133
First Pacific Company, Ltd.	830,000	324,926
Fountain SET Holdings, Ltd.	188,000	33,695
FSE Lifestyle Services, Ltd.	13,000	9,577
GBA Holdings, Ltd. (A)	16,480,000	21,089
GDH Guangnan Holdings, Ltd.	108,000	9,533
Genting Hong Kong, Ltd. (A)	550,000	5,885
Giordano International, Ltd.	481,708	97,463
Glorious Sun Enterprises, Ltd.	146,000	14,967
Gold Peak Industries Holdings, Ltd. (A)	90,000	7,501
Golden Resources Development International, Ltd.	298,000	19,488
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	2,937
GR Properties, Ltd. (A)	94,000	13,213
Great Eagle Holdings, Ltd.	76,481	193,363
G-Resources Group, Ltd. (A)	178,080	63,679
Guotai Junan International Holdings, Ltd.	1,062,600	143,022
Haitong International Securities Group, Ltd.	880,288	193,549
Hang Lung Group, Ltd.	245,000	540,513
Hanison Construction Holdings, Ltd.	143,631	22,768
Harbour Centre Development, Ltd.	37,500	32,587
HKBN, Ltd.	226,000	284,605
HKR International, Ltd.	361,840	139,179
Hon Kwok Land Investment Company, Ltd.	64,000	23,036
Hong Kong Ferry Holdings Company, Ltd.	64,000	63,716
Hong Kong Technology Venture Company, Ltd.	118,000	125,331
Hong Kong Technology Venture Company, Ltd., ADR	1,717	35,370
Hongkong Chinese, Ltd.	224,000	17,508
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,964
Huasheng International Holding, Ltd. (A)(B)	216,000	3,441
Huobi Technology Holdings, Ltd. (A)(B)	18,500	16,738
Hutchison Port Holdings Trust	1,279,000	321,576
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	85,252
Hypebeast, Ltd. (A)	120,000	14,964
27	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Hysan Development Company, Ltd.	195,000	$574,290
i-Cable Communications, Ltd. (A)	680,000	4,189
Imagi International Holdings, Ltd. (A)	117,281	9,439
International Housewares Retail Company, Ltd.	124,000	41,267
IPE Group, Ltd. (A)	220,000	25,190
IRC, Ltd. (A)	1,194,000	31,371
ITC Properties Group, Ltd.	136,252	18,449
Jacobson Pharma Corp., Ltd.	176,000	18,257
Johnson Electric Holdings, Ltd.	122,753	204,399
JS Global Lifestyle Company, Ltd. (D)	127,000	146,478
K Wah International Holdings, Ltd.	295,000	111,966
Kader Holdings Company, Ltd. (A)	14,000	798
Karrie International Holdings, Ltd.	180,000	35,311
Keck Seng Investments Hong Kong, Ltd. (A)	19,000	7,012
Kerry Logistics Network, Ltd.	237,500	576,243
Kerry Properties, Ltd.	170,000	465,832
Kingmaker Footwear Holdings, Ltd.	54,000	7,142
Kingston Financial Group, Ltd. (A)	174,000	8,001
Kowloon Development Company, Ltd.	126,000	164,268
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	4,377
Lai Sun Development Company, Ltd. (A)	127,179	66,009
Lai Sun Garment International, Ltd. (A)	46,846	21,972
Landing International Development, Ltd. (A)	523,200	15,056
Landsea Green Properties Company, Ltd. (A)	404,000	11,446
Langham Hospitality Investments, Ltd. (A)	578,250	64,515
Lerthai Group, Ltd. (A)(C)	18,000	2,050
Lifestyle International Holdings, Ltd. (A)	169,000	98,706
Lippo China Resources, Ltd.	1,028,000	15,185
Lippo, Ltd.	31,250	11,269
Liu Chong Hing Investment, Ltd.	76,000	74,765
Luk Fook Holdings International, Ltd.	144,000	382,568
Lung Kee Bermuda Holdings, Ltd.	48,000	24,436
Man Wah Holdings, Ltd.	181,600	213,347
Mandarin Oriental International, Ltd. (A)	48,800	106,091
Mason Group Holdings, Ltd. (A)	9,029,000	23,397
Meilleure Health International Industry Group, Ltd. (A)	138,000	7,689
Melco International Development, Ltd. (A)	199,000	197,906
MH Development, Ltd. (A)(C)	124,000	8,283
Midland Holdings, Ltd. (A)	54,000	6,755
Miramar Hotel & Investment	86,000	141,803
Modern Dental Group, Ltd.	135,000	70,186
National Electronics Holdings	88,000	11,834
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,855
Nissin Foods Company, Ltd.	91,000	65,917
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	28

	Shares	Value
Hong Kong (continued)
NWS Holdings, Ltd.	372,000	$365,891
Oriental Watch Holdings	134,378	73,721
Oshidori International Holdings, Ltd. (A)(B)	1,807,200	115,165
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,649,000	879,277
Pacific Century Premium Developments, Ltd. (A)	32,400	2,370
Pacific Textiles Holdings, Ltd.	307,000	148,942
Paliburg Holdings, Ltd. (A)	101,380	27,283
Paradise Entertainment, Ltd. (A)	176,000	22,547
PC Partner Group, Ltd.	56,000	69,412
PCCW, Ltd.	1,115,773	624,214
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	140,000	79,794
Pico Far East Holdings, Ltd.	254,000	39,646
Playmates Holdings, Ltd.	640,000	63,946
Plover Bay Technologies, Ltd.	88,000	42,028
PT International Development Company, Ltd. (A)	453,327	12,069
Public Financial Holdings, Ltd.	126,000	39,651
Regal Hotels International Holdings, Ltd. (A)	117,200	48,272
Regina Miracle International Holdings, Ltd. (D)	67,000	47,709
Renco Holdings Group, Ltd. (A)	102,000	1,225
Sa Sa International Holdings, Ltd. (A)	262,000	46,773
SAS Dragon Holdings, Ltd.	84,000	50,508
SEA Holdings, Ltd.	68,484	56,421
Shangri-La Asia, Ltd. (A)	312,000	254,331
Shenwan Hongyuan HK, Ltd.	120,000	13,090
Shun Tak Holdings, Ltd. (A)	557,250	142,409
Sing Tao News Corp., Ltd.	118,000	7,544
Singamas Container Holdings, Ltd.	270,000	37,787
SJM Holdings, Ltd. (A)(B)	540,000	305,255
SmarTone Telecommunications Holdings, Ltd.	73,089	41,691
Solomon Systech International, Ltd.	266,000	24,301
Soundwill Holdings, Ltd.	39,500	37,720
Stella International Holdings, Ltd.	131,000	132,761
Summit Ascent Holdings, Ltd. (A)	130,000	1,668
Sun Hung Kai & Company, Ltd.	179,318	91,037
SUNeVision Holdings, Ltd.	173,000	154,273
TAI Cheung Holdings, Ltd.	115,000	73,086
Tan Chong International, Ltd.	63,000	16,382
Television Broadcasts, Ltd. (A)(B)	124,100	81,145
Texhong Textile Group, Ltd.	21,500	26,757
Texwinca Holdings, Ltd.	330,000	68,892
The Bank of East Asia, Ltd.	100,600	169,576
The Hongkong & Shanghai Hotels, Ltd. (A)	188,023	194,996
29	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
The United Laboratories International Holdings, Ltd.	308,500	$170,769
Town Health International Medical Group, Ltd. (A)	118,000	6,205
Tradelink Electronic Commerce, Ltd.	186,000	28,308
Transport International Holdings, Ltd.	95,878	153,909
Trendzon Holdings Group, Ltd. (A)	164,000	20,202
Up Energy Development Group, Ltd. (A)(C)	898,000	1,482
Upbest Group, Ltd.	8,000	534
Value Partners Group, Ltd.	295,000	144,576
Valuetronics Holdings, Ltd.	125,150	49,524
Vedan International Holdings, Ltd.	168,000	14,854
Vitasoy International Holdings, Ltd. (B)	194,000	359,758
VPower Group International Holdings, Ltd. (D)	201,361	30,041
VSTECS Holdings, Ltd.	272,400	280,055
VTech Holdings, Ltd.	51,800	425,857
Wai Kee Holdings, Ltd.	72,000	36,012
Wang On Group, Ltd.	1,780,000	16,864
Wealthking Investments, Ltd. (A)	376,000	32,497
Wing On Company International, Ltd.	28,000	66,430
Wing Tai Properties, Ltd.	118,000	62,856
YTO Express Holdings, Ltd.	30,000	10,109
Yue Yuen Industrial Holdings, Ltd. (A)	237,500	401,344
Yunfeng Financial Group, Ltd. (A)	46,000	9,889
Zensun Enterprises, Ltd.	107,000	59,943
Zhaobangji Properties Holdings, Ltd. (A)	632,000	34,662
Ireland 0.8%		6,324,875
AIB Group PLC (A)	60,458	159,506
Bank of Ireland Group PLC (A)	97,347	645,923
Bank of Ireland Group PLC (London Stock Exchange) (A)	215,337	1,422,798
C&C Group PLC (A)	147,926	416,536
Cairn Homes PLC	173,544	246,300
COSMO Pharmaceuticals NV (A)	1,285	85,579
Dalata Hotel Group PLC (A)	37,799	178,117
Datalex PLC (A)	4,738	4,378
FBD Holdings PLC (A)	8,155	98,117
Glanbia PLC	53,416	762,551
Glenveagh Properties PLC (A)(D)	160,746	220,059
Grafton Group PLC	86,201	1,237,866
Greencore Group PLC (A)	189,388	340,031
Hostelworld Group PLC (A)(D)	11,005	11,012
Irish Continental Group PLC (A)	42,651	192,735
Keywords Studios PLC	8,649	280,544
Permanent TSB Group Holdings PLC (A)	11,820	22,823
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	30

	Shares	Value
Isle of Man 0.1%		$1,146,371
Playtech PLC (A)	117,955	1,050,505
Strix Group PLC	29,122	95,866
Israel 2.1%		16,804,068
Adgar Investment and Development, Ltd.	21,013	46,759
Afcon Holdings, Ltd.	677	46,038
AFI Properties, Ltd.	6,069	354,027
Africa Israel Residences, Ltd.	1,627	106,532
Airport City, Ltd. (A)	1	12
Allot, Ltd. (A)	12,253	99,374
Alrov Properties and Lodgings, Ltd. (A)(B)	2,216	126,711
Arad, Ltd.	2,993	44,628
Ashtrom Group, Ltd.	13,226	367,094
Atreyu Capital Markets, Ltd. (B)	3,104	58,047
AudioCodes, Ltd.	7,573	214,619
Aura Investments, Ltd.	38,484	73,387
Automatic Bank Services, Ltd.	2,098	17,153
Avgol Industries 1953, Ltd. (A)(B)	33,538	27,853
Azorim-Investment Development & Construction Company, Ltd. (A)	33,534	167,581
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	49,744
BioLine RX, Ltd. (A)	56,614	5,890
Blue Square Real Estate, Ltd.	1,795	142,890
Brainsway, Ltd. (A)	2,776	10,710
Camtek, Ltd. (A)	2,549	84,496
Carasso Motors, Ltd.	12,009	80,212
Castro Model, Ltd. (A)	307	11,191
Cellcom Israel, Ltd. (A)	31,945	163,432
Ceragon Networks, Ltd. (A)	14,289	32,007
Clal Insurance Enterprises Holdings, Ltd. (A)	14,105	329,701
Compugen, Ltd. (A)	2,812	8,489
Danel Adir Yeoshua, Ltd.	1,822	393,815
Delek Automotive Systems, Ltd.	14,507	230,337
Delek Group, Ltd. (A)	2,792	344,895
Delta Galil Industries, Ltd.	3,337	230,761
Dor Alon Energy in Israel 1988, Ltd.	2,265	75,657
Duniec Brothers, Ltd.	1,091	68,057
Electra Consumer Products 1970, Ltd.	3,782	220,141
Electra Real Estate, Ltd.	8,261	161,448
Electra, Ltd.	547	408,875
Ellomay Capital, Ltd. (A)	358	9,491
Elron Ventures, Ltd. (A)	7,485	23,226
Energix-Renewable Energies, Ltd.	65,429	266,740
Enlight Renewable Energy, Ltd. (A)	270,656	654,139
Equital, Ltd. (A)	8,047	321,565
31	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Fattal Holdings 1998, Ltd. (A)	1,028	$134,372
First International Bank of Israel, Ltd.	1	26
FMS Enterprises Migun, Ltd.	1,394	48,462
Formula Systems 1985, Ltd.	3,729	379,161
Fox Wizel, Ltd.	2,902	491,709
Gav-Yam Lands Corp., Ltd.	37,900	463,771
Gilat Satellite Networks, Ltd. (A)	11,617	94,513
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	6,239
Globrands, Ltd.	85	10,975
Hadera Paper, Ltd.	1,499	120,677
Hamat Group, Ltd.	1,057	10,146
Harel Insurance Investments & Financial Services, Ltd.	42,237	511,357
Hilan, Ltd.	5,426	327,162
IDI Insurance Company, Ltd.	2,800	97,048
IES Holdings, Ltd.	762	75,551
Ilex Medical, Ltd.	603	28,122
Inrom Construction Industries, Ltd.	29,233	140,676
Isracard, Ltd.	37,464	196,626
Israel Canada T.R, Ltd.	47,404	267,481
Israel Land Development - Urban Renewal, Ltd. (B)	6,186	104,210
Isras Investment Company, Ltd.	541	129,992
Issta Lines, Ltd. (A)	1,875	75,323
Kamada, Ltd. (A)	11,932	68,515
Kerur Holdings, Ltd. (A)	2,256	62,341
Klil Industries, Ltd.	300	26,541
Levinstein Properties, Ltd.	1,350	49,392
M Yochananof & Sons, Ltd.	1,229	93,660
Magic Software Enterprises, Ltd.	10,744	192,119
Malam - Team, Ltd.	3,260	105,453
Matrix IT, Ltd.	12,240	331,178
Maytronics, Ltd.	4,285	92,423
Mediterranean Towers, Ltd.	29,603	91,371
Mega Or Holdings, Ltd.	6,183	243,492
Mehadrin, Ltd. (A)	167	9,499
Meitav Dash Investments, Ltd.	9,168	47,134
Menora Mivtachim Holdings, Ltd. (A)	11,021	257,914
Migdal Insurance & Financial Holdings, Ltd.	140,977	246,728
Mivne Real Estate KD, Ltd.	1	3
Mivtach Shamir Holdings, Ltd.	1,455	48,214
Mizrahi Tefahot Bank, Ltd.	1	27
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	113,302
Nawi Brothers, Ltd.	8,726	81,314
Neto Malinda Trading, Ltd. (A)	532	24,569
Neto ME Holdings, Ltd.	616	41,451
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	32

	Shares	Value
Israel (continued)
Novolog, Ltd.	76,556	$77,387
NR Spuntech Industries, Ltd. (A)	7,555	15,551
Oil Refineries, Ltd. (A)	526,893	188,800
One Software Technologies, Ltd.	11,890	211,556
OPC Energy, Ltd. (A)	26,520	301,131
Partner Communications Company, Ltd. (A)	49,065	376,685
Paz Oil Company, Ltd. (A)	3,428	494,533
Perion Network, Ltd. (A)	12,046	273,904
Plasson Industries, Ltd.	1,357	99,024
Plus500, Ltd.	30,141	562,435
Prashkovsky Investments & Construction, Ltd.	396	16,331
Priortech, Ltd. (A)	2,688	80,309
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,696	223,067
Raval Ics, Ltd.	11,596	24,702
Sano-Brunos Enterprises, Ltd.	427	48,651
Scope Metals Group, Ltd.	2,885	126,059
Shikun & Binui, Ltd. (A)	37,589	227,627
Shufersal, Ltd.	23,943	214,127
Summit Real Estate Holdings, Ltd. (A)	14,651	326,444
Suny Cellular Communication, Ltd.	18,682	9,681
Tadiran Group, Ltd.	1,091	156,172
Tamar Petroleum, Ltd. (D)	13,687	39,001
Tel Aviv Stock Exchange, Ltd.	13,229	78,475
Telsys, Ltd.	1,590	78,924
Tera Light, Ltd. (A)	11,021	23,644
Tiv Taam Holdings 1, Ltd.	8,280	26,825
Tower Semiconductor, Ltd. (A)	1	29
Tremor International, Ltd. (A)	17,934	140,755
Victory Supermarket Chain, Ltd. (B)	2,484	51,462
Vitania, Ltd.	3,993	36,982
YH Dimri Construction & Development, Ltd.	2,839	255,832
Italy 3.3%		26,146,020
A2A SpA	568,878	1,014,934
ACEA SpA	16,690	316,957
Aeffe SpA (A)	24,188	61,483
Anima Holding SpA (D)	103,438	488,965
Aquafil SpA (A)	5,089	36,781
Arnoldo Mondadori Editore SpA (A)	41,391	90,843
Ascopiave SpA	25,679	100,680
Autostrade Meridionali SpA	562	18,284
Avio SpA	6,136	76,439
Azimut Holding SpA	42,224	1,007,529
Banca Generali SpA (A)	21,704	799,992
33	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Banca IFIS SpA	9,421	$198,825
Banca Mediolanum SpA	46,599	381,889
Banca Monte dei Paschi di Siena SpA (A)	1,513	1,452
Banca Popolare di Sondrio SCPA	194,501	767,376
Banca Profilo SpA	121,842	28,914
Banca Sistema SpA (B)(D)	23,962	52,741
Banco BPM SpA	532,763	1,828,041
Banco di Desio e della Brianza SpA	13,389	44,961
Be Shaping The Future SpA	26,372	98,615
BF SpA	3,034	11,457
BFF Bank SpA (D)	46,719	336,530
Biesse SpA (A)	376	8,247
BPER Banca	303,316	606,186
Brembo SpA	42,679	503,780
Brunello Cucinelli SpA (A)	12,373	693,958
Buzzi Unicem SpA	36,101	688,453
Cairo Communication SpA	32,522	61,296
Carel Industries SpA (D)	7,661	187,671
Cementir Holding NV	19,485	155,014
CIR SpA-Compagnie Industriali (A)	340,106	152,814
Credito Emiliano SpA	37,888	272,074
Danieli & C Officine Meccaniche SpA (B)	5,463	126,442
Danieli & C Officine Meccaniche SpA, Savings Shares	10,080	158,234
De’ Longhi SpA	21,515	682,705
DeA Capital SpA (A)	39,171	54,814
Digital Bros SpA	631	17,489
doValue SpA (D)	7,649	61,766
Elica SpA (A)	10,005	33,832
Emak SpA	28,372	52,604
Enav SpA (A)(D)	23,052	105,966
ERG SpA	19,318	608,885
Esprinet SpA	14,774	184,210
Eurotech SpA (A)(B)	9,022	47,455
Fila SpA	2,736	28,685
Fincantieri SpA (A)(B)	193,472	135,965
FNM SpA (A)(B)	72,366	41,382
Garofalo Health Care SpA (A)	3,226	16,555
Gefran SpA	1,600	17,753
Geox SpA (A)	22,422	20,916
Gruppo MutuiOnline SpA	10,709	443,963
Hera SpA	291,702	1,131,083
Illimity Bank SpA (A)	20,126	266,855
IMMSI SpA (A)	75,963	35,608
Intek Group SpA (A)	66,972	33,457
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	34

	Shares	Value
Italy (continued)
Interpump Group SpA	2,001	$108,029
Iren SpA	229,342	645,588
Italgas SpA	179,397	1,158,013
Italmobiliare SpA	6,199	211,617
Juventus Football Club SpA (A)(B)	248,630	97,053
La Doria SpA	3,655	67,371
Leonardo SpA (A)(B)	136,211	1,214,306
LU-VE SpA	2,562	58,232
Maire Tecnimont SpA (B)	49,836	156,879
MFE-MediaForEurope NV, Class A (A)	131,467	118,221
MFE-MediaForEurope NV, Class B	131,467	161,017
Openjobmetis SpA Agenzia per il Lavoro	4,189	51,259
Orsero SpA	1,790	27,004
OVS SpA (A)(D)	75,854	191,369
Pharmanutra SpA	833	58,816
Piaggio & C SpA	72,749	213,648
Piovan SpA (D)	1,138	12,767
Pirelli & C. SpA (D)	130,223	718,496
Prima Industrie SpA (A)	1,462	25,353
RAI Way SpA (D)	34,478	189,101
Reply SpA	7,565	1,233,523
Rizzoli Corriere Della Sera Mediagroup SpA (B)	44,608	40,818
Sabaf SpA	2,928	64,711
SAES Getters SpA	1,146	28,703
SAES Getters SpA, Savings Shares	2,176	38,648
Safilo Group SpA (A)	16,568	25,783
Saipem SpA (A)	162,309	191,263
Salvatore Ferragamo SpA (A)	14,641	317,481
Saras SpA (A)(B)	186,965	114,239
Servizi Italia SpA (A)	3,687	8,139
Sesa SpA	2,556	408,365
Sogefi SpA (A)	10,059	12,646
SOL SpA	9,408	183,976
Tamburi Investment Partners SpA	47,010	456,116
Technogym SpA (D)	41,738	329,198
Tinexta SpA	8,122	260,514
Tod’s SpA (A)(B)	3,273	167,325
TXT e-solutions SpA	3,737	37,758
Unieuro SpA (D)	5,335	105,622
Unipol Gruppo SpA	159,150	807,542
UnipolSai Assicurazioni SpA	42,377	114,854
Webuild SpA (B)	63,047	118,758
Wiit SpA	2,342	75,075
Zignago Vetro SpA	8,446	121,019
35	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan 23.1%		$185,792,352
&Do Holdings Company, Ltd.	2,600	20,885
A&D Company, Ltd.	6,900	52,939
Access Company, Ltd. (A)	11,200	57,553
Accrete, Inc.	900	10,576
Achilles Corp.	5,800	65,432
AD Works Group Company, Ltd.	10,540	12,823
Adastria Company, Ltd. (B)	8,840	130,326
ADEKA Corp.	30,791	714,114
Ad-sol Nissin Corp.	2,800	40,654
Adtec Plasma Technology Company, Ltd.	1,400	28,531
Advan Group Company, Ltd.	9,100	74,941
Advance Create Company, Ltd. (B)	3,200	27,755
Advanced Media, Inc. (A)	3,000	15,313
Advantage Risk Management Company, Ltd.	1,800	9,550
Adventure, Inc.	600	40,353
Adways, Inc.	6,500	36,317
Aeon Delight Company, Ltd. (B)	5,800	150,587
Aeon Fantasy Company, Ltd.	3,300	56,648
AEON Financial Service Company, Ltd.	7,400	76,217
Aeon Hokkaido Corp. (B)	7,700	78,593
Aeon Kyushu Company, Ltd.	900	16,657
Aeria, Inc.	4,300	13,258
AFC-HD AMS Life Science Company, Ltd.	3,000	18,877
Agro-Kanesho Company, Ltd.	2,800	28,614
AGS Corp.	1,400	9,809
Ahresty Corp. (A)	9,400	30,746
Ai Holdings Corp.	12,200	183,894
AI inside, Inc. (A)	300	10,825
Aica Kogyo Company, Ltd.	12,300	344,383
Aichi Corp.	14,200	109,014
Aichi Steel Corp.	4,100	93,982
Aichi Tokei Denki Company, Ltd.	3,300	53,333
Aida Engineering, Ltd.	19,500	168,839
Aiful Corp.	123,000	394,358
Aiming, Inc.	4,200	10,781
Ain Holdings, Inc.	6,900	385,030
Ainavo Holdings Company, Ltd.	2,400	20,556
Aiphone Company, Ltd.	4,600	85,851
Airport Facilities Company, Ltd.	11,800	58,276
Airtrip Corp. (A)	1,700	45,977
Aisan Industry Company, Ltd.	15,100	97,919
AIT Corp.	2,300	26,421
Aizawa Securities Group Company, Ltd.	13,700	108,819
Ajis Company, Ltd.	1,600	33,140
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	36

	Shares	Value
Japan (continued)
Akatsuki Corp.	6,800	$19,839
Akatsuki, Inc. (B)	3,000	76,977
Akebono Brake Industry Company, Ltd. (A)	25,300	35,803
Albis Company, Ltd.	2,200	42,742
Alconix Corp.	8,400	102,695
Alinco, Inc.	5,400	42,832
Allied Architects, Inc. (A)	2,400	14,098
Allied Telesis Holdings KK (A)	9,200	8,503
Alpen Company, Ltd.	5,400	99,535
Alpha Corp.	2,500	23,334
AlphaPolis Company, Ltd. (A)	1,100	30,787
Alps Alpine Company, Ltd.	68,200	684,749
Alps Logistics Company, Ltd.	6,000	56,800
Altech Corp.	5,730	96,711
Amano Corp.	15,200	297,989
Amiyaki Tei Company, Ltd.	2,000	52,739
Amuse, Inc.	3,900	71,272
Amvis Holdings, Inc.	800	36,155
Anabuki Kosan, Inc.	1,000	17,446
Anest Iwata Corp.	12,200	87,249
Anicom Holdings, Inc.	22,100	142,334
Anritsu Corp.	40,400	567,561
Aohata Corp.	500	10,187
AOI Electronics Company, Ltd.	1,600	30,194
AOKI Holdings, Inc.	15,600	81,393
Aoki Super Company, Ltd.	600	15,043
Aoyama Trading Company, Ltd. (A)	15,100	89,457
Aoyama Zaisan Networks Company, Ltd.	4,400	46,688
Aozora Bank, Ltd.	7,700	173,375
Apaman Company, Ltd.	3,100	13,192
Arakawa Chemical Industries, Ltd.	7,200	71,116
Arata Corp.	5,400	188,228
Araya Industrial Company, Ltd.	1,200	17,983
Arcland Service Holdings Company, Ltd.	5,300	104,827
Arcs Company, Ltd. (B)	15,284	289,466
Ardepro Company, Ltd.	60,800	22,214
Arealink Company, Ltd.	4,100	47,181
Argo Graphics, Inc.	5,500	152,723
Arisawa Manufacturing Company, Ltd.	12,600	110,828
ARTERIA Networks Corp.	8,100	93,813
Artiza Networks, Inc.	900	8,632
Artnature, Inc.	6,300	40,024
ArtSpark Holdings, Inc.	8,000	49,532
Aruhi Corp.	10,800	94,677
37	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
As One Corp.	6,800	$411,078
Asahi Broadcasting Group Holdings Corp.	4,000	25,782
Asahi Company, Ltd.	5,200	61,268
Asahi Diamond Industrial Company, Ltd.	23,100	115,583
Asahi Holdings, Inc.	26,200	508,816
Asahi Intelligence Service Company, Ltd.	600	6,400
Asahi Kogyosha Company, Ltd.	1,700	44,017
Asahi Net, Inc.	6,800	36,358
Asahi Printing Company, Ltd.	3,100	22,445
Asahi Yukizai Corp.	6,100	111,344
Asante, Inc.	2,700	36,808
Asanuma Corp.	2,700	126,923
Asax Company, Ltd.	4,100	24,376
Ascentech KK	2,000	12,710
Ashimori Industry Company, Ltd.	1,599	12,958
Asia Pile Holdings Corp.	11,600	44,102
ASKA Pharmaceutical Holdings Company, Ltd.	8,200	81,805
ASKUL Corp.	10,800	156,844
Astena Holdings Company, Ltd.	12,400	46,489
Asteria Corp.	2,500	17,484
Asti Corp.	700	10,475
Atled Corp.	600	10,376
Atrae, Inc. (A)	5,000	80,581
Atsugi Company, Ltd. (A)	6,700	35,702
Aucnet, Inc.	2,700	37,428
Autobacs Seven Company, Ltd.	24,900	311,986
Aval Data Corp.	700	16,945
Avant Corp.	7,100	67,254
Avantia Company, Ltd.	5,700	39,725
Avex, Inc.	6,700	80,732
Axell Corp.	3,700	35,074
Axial Retailing, Inc.	5,800	167,936
Axyz Company, Ltd.	500	14,001
Bando Chemical Industries, Ltd.	13,800	103,475
Bank of the Ryukyus, Ltd.	15,300	111,067
Baroque Japan, Ltd.	4,000	27,753
Base Company, Ltd.	600	27,366
Beauty Garage, Inc.	1,100	31,821
Beenos, Inc. (B)	3,400	45,667
Belc Company, Ltd.	3,400	162,822
Bell System24 Holdings, Inc.	10,500	122,580
Belluna Company, Ltd.	21,700	139,559
Benesse Holdings, Inc.	16,600	338,114
BeNext-Yumeshin Group Company	3,851	54,859
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	38

	Shares	Value
Japan (continued)
Bengo4.com, Inc. (A)(B)	2,000	$75,409
Bic Camera, Inc. (B)	24,900	216,640
B-Lot Company, Ltd.	3,000	13,390
BML, Inc.	8,100	234,952
Bookoff Group Holdings, Ltd.	2,900	26,785
Bourbon Corp.	2,600	52,377
BP Castrol KK	2,600	29,260
Br. Holdings Corp.	9,900	29,195
BrainPad, Inc. (A)	3,900	39,133
Broadleaf Company, Ltd.	34,700	105,458
Broccoli Company, Ltd.	1,600	15,208
Bull-Dog Sauce Company, Ltd.	2,800	49,419
Bunka Shutter Company, Ltd.	19,500	184,719
Business Brain Showa-Ota, Inc.	2,300	34,912
Business Engineering Corp.	400	13,202
BuySell Technologies Company, Ltd.	500	10,877
C Uyemura & Company, Ltd.	4,400	226,108
CAC Holdings Corp.	5,500	64,173
Can Do Company, Ltd.	400	7,137
Canare Electric Company, Ltd.	1,500	20,109
Canon Electronics, Inc.	7,300	101,884
CareerIndex, Inc. (A)	2,300	15,173
Careerlink Company, Ltd.	1,500	19,057
Carenet, Inc.	7,600	55,220
Carlit Holdings Company, Ltd.	7,200	43,390
Carta Holdings, Inc.	1,000	20,339
Casa, Inc.	2,200	15,983
Cawachi, Ltd.	5,500	117,456
CellSource Company, Ltd. (A)	1,800	54,974
Central Automotive Products, Ltd.	3,600	82,101
Central Glass Company, Ltd.	12,286	220,470
Central Security Patrols Company, Ltd.	3,200	64,788
Central Sports Company, Ltd.	2,400	51,226
Ceres, Inc.	2,700	32,844
Charm Care Corp. KK (B)	5,400	54,723
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	67,538
Chino Corp.	2,500	34,008
Chiyoda Company, Ltd.	7,200	45,119
Chiyoda Corp. (A)	47,300	148,018
Chiyoda Integre Company, Ltd.	4,500	77,814
Chofu Seisakusho Company, Ltd.	6,700	116,587
Chori Company, Ltd.	5,300	82,465
Chubu Shiryo Company, Ltd.	7,800	71,408
Chudenko Corp.	10,900	207,587
39	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Chuetsu Pulp & Paper Company, Ltd.	3,300	$28,360
Chugai Ro Company, Ltd.	2,400	32,965
Chugoku Marine Paints, Ltd.	14,000	112,202
Chuo Gyorui Company, Ltd.	300	7,853
Chuo Spring Company, Ltd.	6,400	44,948
Chuo Warehouse Company, Ltd.	2,600	21,837
CI Takiron Corp.	16,400	79,997
Citizen Watch Company, Ltd.	102,200	445,193
CKD Corp.	13,500	235,456
CK-San-Etsu Company, Ltd.	800	28,094
CL Holdings, Inc.	1,000	9,349
Cleanup Corp.	9,700	46,530
CMC Corp.	1,600	17,290
CMIC Holdings Company, Ltd.	3,400	45,727
CMK Corp.	19,000	101,989
COLOPL, Inc.	17,900	100,891
Colowide Company, Ltd.	12,700	191,123
Comany, Inc.	1,000	10,487
Computer Engineering & Consulting, Ltd.	10,200	100,582
Computer Institute of Japan, Ltd.	5,100	36,252
Comture Corp.	8,100	208,558
CONEXIO Corp.	6,300	76,337
COOKPAD, Inc. (A)	13,100	30,242
Core Corp.	2,100	28,900
Corona Corp.	7,000	54,131
Cosel Company, Ltd.	10,500	75,612
Cosmo Energy Holdings Company, Ltd.	22,400	506,304
Cosmos Initia Company, Ltd.	6,900	25,585
Cota Company, Ltd.	6,095	85,294
CRE, Inc.	3,300	50,251
Create Medic Company, Ltd.	2,400	20,244
Create Restaurants Holdings, Inc. (B)	11,800	74,404
Create SD Holdings Company, Ltd.	7,400	202,988
Credit Saison Company, Ltd.	48,300	543,711
Creek & River Company, Ltd.	4,600	69,816
Cresco, Ltd.	5,800	92,877
CROOZ, Inc. (A)	1,400	8,813
CTI Engineering Company, Ltd.	4,600	91,195
CTS Company, Ltd. (B)	9,900	72,169
Cube System, Inc.	4,500	36,373
Curves Holdings Company, Ltd.	10,000	61,630
Cyber Com Company, Ltd.	900	7,825
Cyberlinks Company, Ltd.	600	4,900
Cybernet Systems Company, Ltd.	6,300	36,187
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	40

	Shares	Value
Japan (continued)
Cybozu, Inc.	6,600	$79,790
Dai Nippon Toryo Company, Ltd.	8,600	60,856
Daibiru Corp.	11,600	221,379
Daicel Corp.	48,500	373,238
Dai-Dan Company, Ltd.	5,100	103,570
Daido Kogyo Company, Ltd.	3,900	31,315
Daido Metal Company, Ltd.	16,300	90,398
Daido Steel Company, Ltd.	9,600	345,226
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	49,538
Daihen Corp.	6,500	244,717
Daiho Corp.	4,800	150,017
Dai-Ichi Cutter Kogyo KK	1,200	13,942
Daiichi Jitsugyo Company, Ltd.	3,300	125,497
Daiichi Kensetsu Corp.	800	12,350
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	62,164
Daiichikosho Company, Ltd.	500	15,238
Daiken Corp.	4,800	93,880
Daiken Medical Company, Ltd.	5,000	23,069
Daiki Aluminium Industry Company, Ltd.	12,400	187,956
Daiki Axis Company, Ltd.	1,500	9,478
Daikoku Denki Company, Ltd.	3,600	39,210
Daikokutenbussan Company, Ltd.	1,700	70,582
Daikyonishikawa Corp.	16,500	81,007
Dainichi Company, Ltd.	5,000	30,513
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	97,782
Daiohs Corp.	1,700	14,724
Daiseki Company, Ltd.	15,980	650,996
Daiseki Eco. Solution Company, Ltd.	1,400	15,065
Daishi Hokuetsu Financial Group, Inc.	13,000	300,694
Daishinku Corp.	10,400	97,937
Daisue Construction Company, Ltd.	2,300	26,884
Daito Pharmaceutical Company, Ltd.	4,450	116,842
Daitron Company, Ltd.	4,500	70,226
Daiwa Industries, Ltd.	12,200	117,890
Daiwabo Holdings Company, Ltd.	32,000	495,340
DCM Holdings Company, Ltd.	40,020	388,934
Dear Life Company, Ltd.	6,600	29,636
Delica Foods Holdings Company, Ltd.	1,800	8,570
DeNA Company, Ltd.	24,000	368,813
Densan System Holdings Company, Ltd.	2,200	52,992
Denyo Company, Ltd.	6,300	94,846
Dexerials Corp.	18,700	533,909
Diamond Electric Holdings Company, Ltd.	1,600	13,914
DIC Corp.	12,700	289,298
41	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Digital Arts, Inc.	4,000	$225,228
Digital Garage, Inc.	10,200	355,273
Digital Hearts Holdings Company, Ltd.	3,200	43,821
Digital Holdings, Inc.	4,900	64,414
Digital Information Technologies Corp.	1,800	20,565
Dip Corp. (B)	10,100	299,671
Direct Marketing MiX, Inc.	3,100	43,392
DKK Company, Ltd.	4,400	91,247
DKK-Toa Corp.	2,500	20,032
DKS Company, Ltd.	3,000	71,993
DMG Mori Company, Ltd.	37,400	522,454
Doshisha Company, Ltd.	9,500	128,804
Double Standard, Inc.	1,400	23,689
Doutor Nichires Holdings Company, Ltd.	10,293	145,130
Dowa Holdings Company, Ltd.	6,900	311,401
Drecom Company, Ltd. (A)	4,400	16,643
DTS Corp.	14,400	345,027
Duskin Company, Ltd.	14,000	341,780
Dvx, Inc.	1,200	11,111
DyDo Group Holdings, Inc.	3,400	152,621
Dynic Corp.	2,300	14,794
Eagle Industry Company, Ltd.	11,000	99,267
Earth Corp.	4,500	220,129
EAT&HOLDINGS Company, Ltd.	1,800	33,897
Ebara Foods Industry, Inc.	2,200	55,308
Ebara Jitsugyo Company, Ltd.	4,400	85,457
Ebase Company, Ltd.	8,000	42,885
Eco’s Company, Ltd.	2,900	50,942
EDION Corp.	30,000	312,757
EF-ON, Inc.	6,680	32,111
eGuarantee, Inc.	9,800	174,414
E-Guardian, Inc.	2,900	66,351
Eidai Company, Ltd.	12,000	30,493
Eiken Chemical Company, Ltd.	10,700	162,566
Eizo Corp.	5,700	183,161
Elan Corp.	10,800	92,003
Elecom Company, Ltd.	12,800	176,456
Elematec Corp.	6,800	63,464
Endo Lighting Corp.	3,000	27,092
Enigmo, Inc.	8,500	52,105
en-japan, Inc.	8,300	219,249
Enomoto Company, Ltd.	900	11,633
Enplas Corp.	2,600	60,790
Enshu, Ltd.	1,800	9,883
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	42

	Shares	Value
Japan (continued)
Entrust, Inc.	3,300	$16,936
eRex Company, Ltd. (B)	8,000	129,266
ES-Con Japan, Ltd.	7,700	50,823
Eslead Corp.	3,700	58,422
ESPEC Corp.	7,400	133,285
Exedy Corp.	10,100	146,965
Ezaki Glico Company, Ltd.	11,500	392,315
F&M Company, Ltd.	2,400	39,658
Faith, Inc.	3,110	18,247
FALCO HOLDINGS Company, Ltd.	3,200	56,441
FAN Communications, Inc.	19,900	73,008
FCC Company, Ltd.	13,400	164,884
FDK Corp. (A)	5,300	38,351
Feed One Company, Ltd.	8,108	47,993
Felissimo Corp.	1,900	19,622
Fenwal Controls of Japan, Ltd.	700	9,057
Ferrotec Holdings Corp.	14,100	298,398
FFRI Security, Inc. (A)	1,200	12,113
Fibergate, Inc.	1,400	16,313
FIDEA Holdings Company, Ltd.	6,540	79,554
Financial Products Group Company, Ltd.	11,100	82,667
FINDEX, Inc.	3,900	23,960
First Brothers Company, Ltd.	900	6,273
First Juken Company, Ltd. (B)	3,400	35,857
First-corp, Inc.	2,000	13,023
Fixstars Corp.	5,500	34,260
FJ Next Holdings Company, Ltd.	7,600	67,322
Focus Systems Corp.	2,900	23,117
Forum Engineering, Inc.	1,200	8,799
Forval Corp.	1,600	12,049
Foster Electric Company, Ltd.	9,200	63,499
France Bed Holdings Company, Ltd.	8,800	71,483
FreakOut Holdings, Inc. (A)	1,000	12,746
Freebit Company, Ltd.	3,500	28,186
Freund Corp.	3,000	18,472
Fronteo, Inc. (B)	2,500	40,033
Frontier Management, Inc.	1,000	8,088
F-Tech, Inc.	5,900	26,603
FTGroup Company, Ltd.	3,000	27,755
Fudo Tetra Corp.	6,820	92,215
Fuji Company, Ltd. (B)	9,000	246,477
Fuji Corp. (Aichi)	17,800	361,971
Fuji Corp. (Miyagi)	3,800	39,233
Fuji Corp., Ltd.	11,900	68,869
43	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Fuji Die Company, Ltd.	1,000	$5,657
Fuji Kyuko Company, Ltd.	4,200	146,954
Fuji Media Holdings, Inc.	11,500	124,818
Fuji Oil Company, Ltd.	19,200	45,895
Fuji Oil Holdings, Inc.	13,700	265,776
Fuji Pharma Company, Ltd.	6,400	56,607
Fuji Seal International, Inc.	15,200	240,186
Fuji Soft, Inc.	6,600	323,642
Fujibo Holdings, Inc.	3,700	116,088
Fujicco Company, Ltd.	7,900	137,381
Fujikura Composites, Inc.	6,700	40,213
Fujikura Kasei Company, Ltd.	12,600	51,081
Fujikura, Ltd. (A)	86,500	467,695
Fujimi, Inc. (B)	2,600	155,119
Fujimori Kogyo Company, Ltd.	5,300	183,939
Fujisash Company, Ltd.	45,100	28,287
Fujishoji Company, Ltd.	2,400	18,504
Fujita Kanko, Inc. (A)	1,800	36,418
Fujitec Company, Ltd.	11,500	275,702
Fujitsu General, Ltd.	7,500	162,641
Fujiya Company, Ltd.	3,900	86,716
FuKoKu Company, Ltd.	3,000	25,883
Fukuda Corp.	2,200	82,653
Fukuda Denshi Company, Ltd.	2,400	169,298
Fukui Computer Holdings, Inc.	3,300	90,758
Fukushima Galilei Company, Ltd.	4,800	165,183
Fukuyama Transporting Company, Ltd.	5,300	183,030
FULLCAST Holdings Company, Ltd.	7,000	144,520
Funai Soken Holdings, Inc.	12,830	249,478
Furukawa Company, Ltd.	12,700	147,128
Furukawa Electric Company, Ltd.	24,400	483,067
Furuno Electric Company, Ltd.	8,600	77,350
Furuya Metal Company, Ltd.	1,000	75,896
Furyu Corp.	5,600	50,731
Fuso Chemical Company, Ltd.	7,000	282,466
Fuso Pharmaceutical Industries, Ltd.	2,500	51,405
Futaba Corp.	14,757	85,462
Futaba Industrial Company, Ltd.	23,200	78,547
Future Corp.	14,400	179,037
Fuyo General Lease Company, Ltd.	6,400	419,236
G Three Holdings Corp. (A)	3,800	11,012
G-7 Holdings, Inc.	8,400	121,511
Gakken Holdings Company, Ltd.	8,100	72,834
Gakkyusha Company, Ltd.	2,400	34,790
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	44

	Shares	Value
Japan (continued)
Gecoss Corp.	6,500	$46,683
Geechs, Inc.	700	7,038
Genki Sushi Company, Ltd. (B)	2,100	46,566
Genky DrugStores Company, Ltd.	3,000	103,095
Geo Holdings Corp.	13,300	175,664
Gift, Inc.	800	15,740
Giftee, Inc. (A)	2,000	14,972
Gig Works, Inc.	1,800	6,690
Giken, Ltd.	100	3,115
GL Sciences, Inc. (B)	2,800	61,487
GLOBERIDE, Inc.	5,200	130,265
Glory, Ltd.	13,800	250,283
Glosel Company, Ltd.	4,400	17,030
GMO Financial Gate, Inc.	200	24,993
GMO Financial Holdings, Inc.	15,300	108,704
GMO GlobalSign Holdings KK	1,600	61,454
GNI Group, Ltd. (A)(B)	11,100	123,099
Godo Steel, Ltd.	4,700	54,332
Goldcrest Company, Ltd.	7,870	127,757
Golf Digest Online, Inc.	2,700	22,669
Good Com Asset Company, Ltd.	2,400	24,204
Grandy House Corp.	5,700	28,797
Gremz, Inc.	2,600	49,560
GS Yuasa Corp.	20,600	443,581
GSI Creos Corp. (B)	2,200	22,101
G-Tekt Corp.	9,900	125,251
Gun-Ei Chemical Industry Company, Ltd.	1,900	57,243
GungHo Online Entertainment, Inc.	14,300	317,387
Gunze, Ltd.	6,300	216,424
H.U. Group Holdings, Inc.	18,900	500,211
H2O Retailing Corp.	33,000	246,753
HABA Laboratories, Inc.	700	14,184
Hagihara Industries, Inc.	5,300	56,790
Hagiwara Electric Holdings Company, Ltd.	3,100	58,932
Hakudo Company, Ltd.	3,200	74,147
Hakuto Company, Ltd.	6,200	133,660
Halows Company, Ltd.	3,100	78,897
Hamakyorex Company, Ltd.	6,300	159,614
Hamee Corp.	1,000	10,470
Handsman Company, Ltd.	1,300	13,020
Hanwa Company, Ltd.	12,700	369,409
Happinet Corp.	6,900	95,326
Hard Off Corp. Company, Ltd.	3,900	27,550
Harima Chemicals Group, Inc.	6,000	42,671
45	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Haruyama Holdings, Inc.	400	$1,941
Hashimoto Sogyo Holdings Company, Ltd.	1,200	20,775
Hazama Ando Corp.	68,500	551,758
Heiwa Corp.	17,300	291,857
Heiwa Real Estate Company, Ltd.	12,400	443,382
Heiwado Company, Ltd.	10,200	177,786
Helios Techno Holding Company, Ltd.	6,400	16,334
Hennge KK (A)	4,800	35,827
Hibiya Engineering, Ltd. (B)	7,000	114,813
HI-LEX Corp.	8,000	93,305
Himaraya Company, Ltd. (B)	1,700	14,056
Hinokiya Group Company, Ltd.	700	14,367
Hioki EE Corp.	3,400	204,147
Hirakawa Hewtech Corp.	3,600	37,486
Hirano Tecseed Company, Ltd.	3,200	56,331
Hirata Corp.	2,900	132,321
Hirogin Holdings, Inc.	84,200	496,013
Hirose Tusyo, Inc.	600	11,484
Hiroshima Gas Company, Ltd.	16,200	48,807
Hisaka Works, Ltd.	10,600	75,701
Hitachi Zosen Corp.	62,580	433,788
Hito Communications Holdings, Inc.	2,000	29,725
Hochiki Corp.	5,500	58,519
Hodogaya Chemical Company, Ltd.	2,300	86,444
Hogy Medical Company, Ltd.	7,800	227,465
Hokkaido Coca-Cola Bottling Company, Ltd.	800	28,090
Hokkaido Electric Power Company, Inc.	68,100	298,149
Hokkaido Gas Company, Ltd.	5,600	74,007
Hokkan Holdings, Ltd.	2,600	31,537
Hokko Chemical Industry Company, Ltd.	7,600	57,901
Hokkoku Financial Holdings, Inc.	8,600	227,093
Hokuetsu Corp.	39,200	244,456
Hokuetsu Industries Company, Ltd.	9,000	68,482
Hokuhoku Financial Group, Inc.	43,600	354,581
Hokuriku Electric Industry Company, Ltd.	3,100	34,431
Hokuriku Electric Power Company	61,000	298,712
Hokuriku Electrical Construction Company, Ltd.	5,640	40,170
Hokuto Corp.	7,900	135,524
Honda Tsushin Kogyo Company, Ltd.	8,400	36,047
H-One Company, Ltd.	7,700	43,462
Honeys Holdings Company, Ltd.	7,760	69,237
Honma Golf, Ltd. (D)	30,500	13,176
Hoosiers Holdings	11,500	69,140
Horiba, Ltd.	2,600	149,592
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	46

	Shares	Value
Japan (continued)
Hosiden Corp.	22,000	$227,260
Hosokawa Micron Corp.	5,400	126,335
Hotland Company, Ltd.	1,800	20,697
Hotto Link, Inc. (A)	5,100	19,442
Howa Machinery, Ltd.	5,300	37,815
HPC Systems, Inc. (A)	800	12,799
HS Holdings Company, Ltd.	9,800	97,233
IBJ, Inc.	7,700	51,341
Ichigo, Inc.	82,000	190,814
Ichiken Company, Ltd.	2,300	38,861
Ichikoh Industries, Ltd.	14,100	62,200
Ichimasa Kamaboko Company, Ltd.	2,700	18,908
Ichinen Holdings Company, Ltd.	8,900	101,177
Ichiyoshi Securities Company, Ltd.	16,200	91,548
Icom, Inc.	3,700	76,815
ID Holdings Corp.	4,950	37,322
IDEA Consultants, Inc.	700	11,017
IDEC Corp.	11,800	262,022
IDOM, Inc.	23,600	135,183
Ihara Science Corp.	2,200	39,635
Iino Kaiun Kaisha, Ltd.	29,300	226,642
IJTT Company, Ltd.	7,760	35,408
Ikegami Tsushinki Company, Ltd.	1,900	10,680
I’ll, Inc.	2,700	30,895
IMAGICA GROUP, Inc.	5,400	29,994
Imasen Electric Industrial	1,900	9,833
i-mobile Company, Ltd.	1,300	13,971
Impact HD, Inc. (A)	800	21,447
Imuraya Group Company, Ltd. (B)	2,700	54,031
Inaba Denki Sangyo Company, Ltd.	17,800	414,367
Inaba Seisakusho Company, Ltd.	4,900	55,608
Inabata & Company, Ltd.	15,500	313,016
Inageya Company, Ltd.	3,200	40,032
Ines Corp.	7,100	96,512
i-Net Corp.	4,600	52,490
Infocom Corp.	6,900	122,306
Infomart Corp.	55,800	332,478
Information Services International-Dentsu, Ltd.	6,200	201,804
Infroneer Holdings, Inc.	61,416	545,491
Innotech Corp.	5,800	72,349
Insource Company, Ltd.	6,500	111,881
Intage Holdings, Inc.	12,800	191,116
Intelligent Wave, Inc.	2,900	14,752
Inter Action Corp. (B)	3,100	58,221
47	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Inui Global Logistics Company, Ltd.	1,600	$32,334
I-O Data Device, Inc.	3,600	40,747
I-PEX, Inc.	4,400	56,565
IPS, Inc.	700	12,290
IR Japan Holdings, Ltd.	2,500	89,156
Iriso Electronics Company, Ltd.	7,400	264,315
I’rom Group Company, Ltd.	2,800	45,583
ISB Corp.	2,600	22,870
Ise Chemicals Corp.	600	20,474
Iseki & Company, Ltd.	6,700	69,848
Ishihara Chemical Company, Ltd.	3,600	42,845
Ishihara Sangyo Kaisha, Ltd.	14,200	131,700
Ishii Iron Works Company, Ltd.	900	23,439
Ishizuka Glass Company, Ltd.	1,000	18,056
ITbook Holdings Company, Ltd. (A)	4,000	13,109
ITFOR, Inc.	11,200	77,684
ITmedia, Inc.	3,500	50,512
Itochu Enex Company, Ltd.	20,900	190,195
Itochu-Shokuhin Company, Ltd.	2,400	104,400
Itoham Yonekyu Holdings, Inc.	31,300	188,081
Itoki Corp. (B)	16,100	50,327
IwaiCosmo Holdings, Inc. (B)	7,900	96,758
Iwaki Company, Ltd.	2,600	23,173
Iwasaki Electric Company, Ltd.	3,000	58,993
Iwatsu Electric Company, Ltd.	3,700	26,386
Iwatsuka Confectionery Company, Ltd.	1,500	50,305
Izumi Company, Ltd. (B)	9,100	254,438
J Front Retailing Company, Ltd.	47,500	397,851
J Trust Company, Ltd.	25,600	95,980
JAC Recruitment Company, Ltd.	6,000	95,636
Jaccs Company, Ltd.	9,100	256,999
JAFCO Group Company, Ltd.	32,400	487,361
Jalux, Inc. (A)	2,600	57,850
JANOME Corp.	8,500	55,140
Japan Animal Referral Medical Center Company, Ltd. (A)	600	9,123
Japan Asia Investment Company, Ltd. (A)	5,400	8,096
Japan Aviation Electronics Industry, Ltd.	17,900	282,097
Japan Best Rescue System Company, Ltd.	6,400	60,430
Japan Cash Machine Company, Ltd. (A)	9,300	52,467
Japan Communications, Inc. (A)(B)	32,100	51,663
Japan Electronic Materials Corp.	2,600	45,244
Japan Elevator Service Holdings Company, Ltd.	14,300	187,607
Japan Foundation Engineering Company, Ltd.	9,200	55,547
Japan Hospice Holdings, Inc. (A)	600	10,311
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	48

	Shares	Value
Japan (continued)
Japan Investment Adviser Company, Ltd. (B)	4,600	$46,469
Japan Lifeline Company, Ltd.	20,200	192,939
Japan Material Company, Ltd.	20,600	302,354
Japan Medical Dynamic Marketing, Inc.	4,900	68,634
Japan Oil Transportation Company, Ltd.	1,100	25,365
Japan Petroleum Exploration Company, Ltd.	13,500	320,448
Japan Property Management Center Company, Ltd.	4,300	38,871
Japan Pulp & Paper Company, Ltd.	4,500	164,982
Japan Pure Chemical Company, Ltd.	1,000	21,984
Japan Securities Finance Company, Ltd.	33,700	268,893
Japan Transcity Corp.	14,700	77,375
Jastec Company, Ltd.	3,500	32,186
JBCC Holdings, Inc.	5,800	75,014
JCR Pharmaceuticals Company, Ltd.	5,200	99,262
JCU Corp.	7,100	307,155
JDC Corp.	1,900	8,873
JFE Systems, Inc.	1,500	31,344
JGC Holdings Corp.	60,000	601,374
JIG-SAW, Inc. (A)(B)	900	44,431
Jimoto Holdings, Inc.	7,179	43,015
JINS Holdings, Inc. (B)	4,600	258,490
JINUSHI Company, Ltd. (B)	3,700	57,900
JK Holdings Company, Ltd.	6,100	55,795
J-Lease Company, Ltd.	300	4,427
JM Holdings Company, Ltd.	4,400	68,407
JMS Company, Ltd.	7,500	40,103
Joban Kosan Company, Ltd. (A)	2,000	23,813
J-Oil Mills, Inc.	8,200	123,949
Joshin Denki Company, Ltd.	6,900	125,988
Joyful Honda Company, Ltd.	11,200	155,669
JP-Holdings, Inc.	14,400	27,704
JSB Company, Ltd.	1,600	44,443
JSP Corp.	4,200	58,938
Juki Corp.	11,500	66,314
Juroku Financial Group, Inc.	12,300	260,518
JVCKenwood Corp.	73,828	119,200
K&O Energy Group, Inc.	6,100	85,809
Kadoya Sesame Mills, Inc.	400	12,835
Kaga Electronics Company, Ltd.	6,500	171,072
Kagome Company, Ltd.	3,500	93,436
Kaken Pharmaceutical Company, Ltd.	8,600	316,069
Kakiyasu Honten Company, Ltd.	3,400	71,838
Kamakura Shinsho, Ltd.	5,600	23,232
Kameda Seika Company, Ltd.	4,400	158,104
49	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kamei Corp.	9,300	$85,172
Kamigumi Company, Ltd.	2,600	50,524
Kanaden Corp.	7,400	66,063
Kanagawa Chuo Kotsu Company, Ltd. (B)	1,600	50,319
Kanamic Network Company, Ltd.	7,800	31,357
Kanamoto Company, Ltd.	12,200	241,720
Kandenko Company, Ltd.	33,000	250,934
Kaneka Corp.	7,000	228,963
Kaneko Seeds Company, Ltd.	3,900	53,261
Kanematsu Corp.	29,300	357,717
Kanematsu Electronics, Ltd.	4,100	139,661
Kanemi Company, Ltd.	1,000	23,950
Kansai Food Market, Ltd. (B)	4,300	41,886
Kanto Denka Kogyo Company, Ltd.	17,500	183,143
Kasai Kogyo Company, Ltd. (A)	10,900	27,062
Katakura & Co-op Agri Corp.	1,100	11,126
Katakura Industries Company, Ltd. (A)	9,600	196,513
Katitas Company, Ltd.	500	15,783
Kato Sangyo Company, Ltd.	8,500	229,130
Kato Works Company, Ltd.	3,800	26,952
Kawada Technologies, Inc.	1,900	61,973
Kawagishi Bridge Works Company, Ltd.	600	15,216
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	67,259
Kawata Manufacturing Company, Ltd.	1,600	14,165
KeePer Technical Laboratory Company, Ltd.	4,600	86,889
Keihanshin Building Company, Ltd.	11,500	149,468
KEIWA, Inc.	1,100	44,774
Keiyo Company, Ltd.	14,000	108,662
KEL Corp.	1,900	20,667
Kenko Mayonnaise Company, Ltd.	5,300	64,991
KeyHolder, Inc.	1,100	5,111
KFC Holdings Japan, Ltd.	4,900	123,996
KFC, Ltd.	700	10,936
KH Neochem Company, Ltd.	11,000	272,001
Kimoto Company, Ltd.	15,600	29,291
Kimura Chemical Plants Company, Ltd.	5,900	46,249
Kimura Unity Company, Ltd.	600	7,189
King Company, Ltd.	2,300	10,360
Kintetsu World Express, Inc.	13,300	348,560
Kissei Pharmaceutical Company, Ltd.	10,300	217,728
Ki-Star Real Estate Company, Ltd. (B)	2,800	123,710
Kitagawa Corp.	3,400	39,490
Kitano Construction Corp.	1,500	28,304
Kitanotatsujin Corp. (B)	21,400	41,924
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	50

	Shares	Value
Japan (continued)
Kito Corp.	7,200	$105,904
Kitz Corp.	22,100	126,132
KLab, Inc. (A)	9,400	32,711
Koa Corp.	11,100	140,662
Koatsu Gas Kogyo Company, Ltd.	12,200	74,884
Kobe Electric Railway Company, Ltd. (A)	2,300	68,698
Kobe Steel, Ltd.	93,420	496,134
Kohnan Shoji Company, Ltd.	8,500	270,297
Kohsoku Corp.	3,200	43,792
Koike Sanso Kogyo Company, Ltd.	500	8,929
Kojima Company, Ltd.	13,300	63,419
Kokusai Company, Ltd.	2,400	12,973
Kokusai Pulp & Paper Company, Ltd.	11,900	36,219
Kokuyo Company, Ltd.	25,173	352,903
KOMAIHALTEC, Inc.	1,200	21,551
Komatsu Matere Company, Ltd.	10,700	122,831
Komatsu Wall Industry Company, Ltd.	2,700	43,681
KOMEDA Holdings Company, Ltd.	14,500	266,873
Komehyo Holdings Company, Ltd.	3,100	44,818
Komeri Company, Ltd.	12,100	297,518
Komori Corp.	18,324	119,893
Konaka Company, Ltd.	10,500	32,094
Kondotec, Inc.	7,100	63,670
Konica Minolta, Inc.	144,900	613,883
Konishi Company, Ltd.	11,200	155,645
Konoike Transport Company, Ltd.	10,300	107,723
Konoshima Chemical Company, Ltd.	1,800	27,151
Kosaido Holdings Company, Ltd. (A)	6,200	46,659
Kozo Keikaku Engineering, Inc.	1,500	33,003
Krosaki Harima Corp.	2,100	79,940
KRS Corp.	6,000	48,870
K’s Holdings Corp.	50,300	545,050
KU Holdings Company, Ltd.	3,500	34,692
Kumagai Gumi Company, Ltd.	12,800	321,782
Kumiai Chemical Industry Company, Ltd.	15,690	111,340
Kunimine Industries Company, Ltd.	2,100	18,430
Kurabo Industries, Ltd.	5,000	83,137
Kureha Corp.	5,900	473,472
Kurimoto, Ltd.	3,300	43,525
Kuriyama Holdings Corp.	6,900	52,217
Kusuri no Aoki Holdings Company, Ltd.	4,100	241,072
KVK Corp.	1,500	26,964
KYB Corp.	7,600	204,143
Kyoden Company, Ltd. (B)	10,400	53,391
51	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kyodo Printing Company, Ltd.	2,200	$54,710
Kyoei Steel, Ltd.	8,600	119,042
Kyokuto Boeki Kaisha, Ltd.	2,700	53,650
Kyokuto Kaihatsu Kogyo Company, Ltd.	12,800	161,605
Kyokuto Securities Company, Ltd.	9,900	66,031
Kyokuyo Company, Ltd. (B)	3,800	108,054
KYORIN Holdings, Inc.	15,400	250,600
Kyoritsu Printing Company, Ltd.	9,100	12,027
Kyosan Electric Manufacturing Company, Ltd.	18,000	66,498
Kyowa Electronic Instruments Company, Ltd.	11,400	38,278
Kyowa Leather Cloth Company, Ltd.	5,000	29,625
Kyudenko Corp.	10,800	289,945
Kyushu Financial Group, Inc.	97,400	347,609
Kyushu Leasing Service Company, Ltd.	5,600	28,957
LAC Company, Ltd.	4,100	29,017
Lacto Japan Company, Ltd.	2,600	44,797
LEC, Inc.	8,500	70,914
Life Corp.	3,900	103,284
LIFULL Company, Ltd.	22,900	47,225
LIKE, Inc.	3,100	51,629
Linical Company, Ltd.	4,600	27,393
Link And Motivation, Inc.	8,500	30,839
Lintec Corp.	16,300	363,337
Litalico, Inc.	5,800	144,337
Locondo, Inc. (A)	3,100	25,774
Lonseal Corp.	500	6,585
Look Holdings, Inc.	3,600	50,585
LTS, Inc. (A)	400	7,469
M&A Capital Partners Company, Ltd. (A)	4,300	188,716
Mabuchi Motor Company, Ltd.	12,300	425,201
Macnica Fuji Electronics Holdings, Inc.	18,100	426,009
Macromill, Inc.	12,600	123,813
Maeda Kosen Company, Ltd.	7,000	202,673
Maezawa Industries, Inc.	5,000	27,982
Maezawa Kasei Industries Company, Ltd.	5,500	61,135
Maezawa Kyuso Industries Company, Ltd.	7,200	61,448
Makino Milling Machine Company, Ltd.	8,415	274,799
Management Solutions Company, Ltd. (A)(B)	2,900	81,911
Mandom Corp.	10,600	127,111
Mani, Inc.	20,600	291,463
MarkLines Company, Ltd.	3,700	87,018
Mars Group Holdings Corp.	5,300	75,832
Marubun Corp.	7,700	47,679
Marudai Food Company, Ltd.	7,700	102,206
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	52

	Shares	Value
Japan (continued)
Marufuji Sheet Piling Company, Ltd.	300	$5,186
Maruha Nichiro Corp.	15,181	331,225
Maruichi Steel Tube, Ltd.	11,700	290,389
MARUKA FURUSATO Corp. (B)	7,353	153,576
Marumae Company, Ltd. (B)	3,000	64,607
Marusan Securities Company, Ltd.	25,061	118,206
Maruwa Company, Ltd.	3,100	404,846
Maruwa Unyu Kikan Company, Ltd.	9,500	87,805
Maruyama Manufacturing Company, Inc.	900	11,818
Maruzen CHI Holdings Company, Ltd.	4,800	15,639
Maruzen Company, Ltd.	4,100	65,944
Maruzen Showa Unyu Company, Ltd.	5,300	147,501
Marvelous, Inc.	12,700	80,024
Matching Service Japan Company, Ltd.	3,100	22,911
Matsuda Sangyo Company, Ltd.	5,520	119,553
Matsui Construction Company, Ltd.	8,500	51,606
Matsui Securities Company, Ltd.	31,800	223,435
Matsuoka Corp.	900	9,647
Matsuyafoods Holdings Company, Ltd.	700	22,447
Max Company, Ltd.	5,400	83,312
Maxell, Ltd.	18,600	191,601
Maxvalu Tokai Company, Ltd.	2,600	59,012
MCJ Company, Ltd.	24,600	215,380
Mebuki Financial Group, Inc.	144,200	338,140
MEC Company, Ltd.	4,900	138,254
Media Do Company, Ltd. (B)	2,600	56,985
Medical Data Vision Company, Ltd.	8,300	77,725
Medical System Network Company, Ltd.	6,600	29,495
Medikit Company, Ltd.	1,400	29,832
Medius Holdings Company, Ltd.	2,500	20,384
MedPeer, Inc. (A)	4,500	125,176
Megachips Corp.	5,900	188,059
Megmilk Snow Brand Company, Ltd.	18,000	316,975
Meidensha Corp.	12,817	250,903
Meiho Facility Works, Ltd.	1,400	8,685
Meiji Electric Industries Company, Ltd.	2,800	24,542
Meiji Shipping Company, Ltd. (B)	6,300	50,613
Meiko Electronics Company, Ltd.	7,500	262,771
Meisei Industrial Company, Ltd.	14,700	94,239
Meitec Corp.	8,000	472,123
Meito Sangyo Company, Ltd.	3,500	51,212
Meiwa Corp.	10,600	106,297
Melco Holdings, Inc.	1,500	50,285
Members Company, Ltd.	2,700	65,875
53	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Menicon Company, Ltd.	16,400	$429,056
Mercuria Holdings Company, Ltd.	1,700	7,811
Metaps, Inc. (A)	1,600	9,983
MetaReal Corp. (A)(B)	1,800	15,108
METAWATER Company, Ltd.	8,000	147,675
Micronics Japan Company, Ltd.	8,700	125,300
Midac Holdings Company, Ltd.	800	16,369
Mie Kotsu Group Holdings, Inc.	19,600	79,062
Mikuni Corp.	8,400	28,812
Milbon Company, Ltd.	8,520	451,068
Mimaki Engineering Company, Ltd. (A)	900	5,781
Mimasu Semiconductor Industry Company, Ltd.	5,800	123,784
Ministop Company, Ltd. (B)	5,200	64,976
Minkabu The Infonoid, Inc. (A)	300	5,035
Miraial Company, Ltd.	3,700	48,921
Mirainovate Company, Ltd. (A)(B)	14,800	21,947
Mirait Holdings Corp.	30,020	510,190
Miroku Jyoho Service Company, Ltd.	6,100	81,145
Mitani Corp.	16,800	282,160
Mitani Sangyo Company, Ltd.	8,100	24,307
Mitani Sekisan Company, Ltd.	3,200	171,830
Mito Securities Company, Ltd.	24,200	60,350
Mitsuba Corp. (A)	14,600	48,777
Mitsubishi Kakoki Kaisha, Ltd.	2,600	45,038
Mitsubishi Logisnext Company, Ltd.	10,700	86,892
Mitsubishi Logistics Corp.	8,500	203,271
Mitsubishi Materials Corp.	9,300	167,393
Mitsubishi Paper Mills, Ltd. (A)	13,838	37,987
Mitsubishi Pencil Company, Ltd.	10,400	116,224
Mitsubishi Research Institute, Inc.	2,500	84,527
Mitsubishi Shokuhin Company, Ltd.	5,900	159,042
Mitsubishi Steel Manufacturing Company, Ltd.	6,800	75,900
Mitsuboshi Belting, Ltd.	10,100	190,380
Mitsui DM Sugar Holdings Company, Ltd.	7,300	130,315
Mitsui E&S Holdings Company, Ltd. (A)	29,900	89,076
Mitsui Matsushima Holdings Company, Ltd.	6,500	89,973
Mitsui Mining & Smelting Company, Ltd.	20,800	609,079
Mitsui-Soko Holdings Company, Ltd.	8,000	166,518
Mitsuuroko Group Holdings Company, Ltd.	10,800	101,755
Mixi, Inc.	14,800	287,876
Miyaji Engineering Group, Inc.	2,600	80,864
Miyoshi Oil & Fat Company, Ltd.	2,600	26,207
Mizuho Leasing Company, Ltd.	10,600	286,327
Mizuho Medy Company, Ltd. (B)	1,300	22,610
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	54

	Shares	Value
Japan (continued)
Mizuno Corp.	7,400	$146,232
Mobile Factory, Inc. (A)	2,400	20,338
Mochida Pharmaceutical Company, Ltd.	6,300	210,374
Modec, Inc.	8,400	85,918
Molitec Steel Company, Ltd.	6,100	16,666
Monex Group, Inc.	55,900	254,852
MORESCO Corp.	3,000	29,093
Mori-Gumi Company, Ltd.	3,900	10,598
Morinaga & Company, Ltd.	11,100	361,149
Morinaga Milk Industry Company, Ltd.	2,800	140,361
Moriroku Holdings Company, Ltd.	2,700	45,036
Morita Holdings Corp.	11,100	118,404
Morito Company, Ltd.	9,500	60,346
Morningstar Japan KK (B)	10,800	55,544
Morozoff, Ltd.	2,000	48,451
Morpho, Inc. (A)	900	7,042
Mortgage Service Japan, Ltd.	2,400	21,720
Mory Industries, Inc.	2,200	48,547
MRK Holdings, Inc.	7,900	8,695
MrMax Holdings, Ltd.	11,300	56,322
MTG Company, Ltd.	2,400	29,649
MTI, Ltd.	8,800	35,312
Mugen Estate Company, Ltd.	4,300	17,857
m-up Holdings, Inc. (B)	8,800	75,453
Murakami Corp.	2,600	59,369
Musashi Company, Ltd.	900	13,800
Musashi Seimitsu Industry Company, Ltd.	16,800	262,230
Mutoh Holdings Company, Ltd.	600	11,040
NAC Company, Ltd.	3,500	29,810
Nachi-Fujikoshi Corp.	4,600	167,262
Nadex Company, Ltd.	1,200	8,128
Nafco Company, Ltd.	5,000	72,651
Nagano Keiki Company, Ltd.	5,500	63,341
Nagase & Company, Ltd.	36,900	590,380
Nagatanien Holdings Company, Ltd.	4,500	79,348
Nagawa Company, Ltd. (B)	2,300	195,082
Naigai Tec Corp.	600	14,853
Naigai Trans Line, Ltd.	2,800	46,176
Nakabayashi Company, Ltd.	8,300	37,315
Nakamoto Packs Company, Ltd.	800	11,427
Nakamuraya Company, Ltd.	1,600	46,449
Nakanishi, Inc.	15,900	297,180
Nakano Corp.	7,900	23,374
Nakano Refrigerators Company, Ltd.	300	14,846
55	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nakayama Steel Works, Ltd.	10,000	$40,082
Nakayamafuku Company, Ltd.	4,400	15,592
Nakayo, Inc.	1,000	9,800
Namura Shipbuilding Company, Ltd. (A)	21,772	51,698
Nankai Electric Railway Company, Ltd.	28,300	577,053
Narasaki Sangyo Company, Ltd.	1,600	28,370
Natori Company, Ltd.	4,000	72,020
NEC Capital Solutions, Ltd.	3,800	71,235
NEC Networks & System Integration Corp.	10,100	155,293
NEOJAPAN, Inc.	800	7,956
NET One Systems Company, Ltd.	10,200	250,956
Neturen Company, Ltd.	15,300	80,091
New Art Holdings Company, Ltd.	1,800	19,587
New Japan Chemical Company, Ltd.	8,300	17,294
Nextage Company, Ltd.	12,100	259,830
NexTone, Inc. (A)	1,100	22,665
NF Holdings Corp.	2,500	24,152
NHK Spring Company, Ltd.	55,900	445,509
Nicca Chemical Company, Ltd.	2,500	16,287
Nice Corp.	2,300	37,258
Nichia Steel Works, Ltd.	11,800	28,547
Nichias Corp.	21,300	482,515
Nichiban Company, Ltd.	4,700	72,887
Nichicon Corp.	18,173	193,226
Nichiden Corp.	6,200	123,614
Nichiha Corp.	9,300	209,482
Nichi-iko Pharmaceutical Company, Ltd. (B)	19,100	140,460
Nichimo Company, Ltd.	700	16,956
Nichireki Company, Ltd.	9,400	105,751
Nichirin Company, Ltd.	3,890	51,822
Nihon Chouzai Company, Ltd.	4,960	60,095
Nihon Dengi Company, Ltd.	1,400	47,987
Nihon Denkei Company, Ltd.	2,100	24,814
Nihon Flush Company, Ltd.	7,000	62,626
Nihon House Holdings Company, Ltd.	16,800	67,972
Nihon Kagaku Sangyo Company, Ltd.	3,200	35,231
Nihon Kohden Corp.	1,200	32,741
Nihon Nohyaku Company, Ltd.	15,800	76,379
Nihon Parkerizing Company, Ltd.	30,400	261,481
Nihon Plast Company, Ltd.	7,300	34,199
Nihon Tokushu Toryo Company, Ltd.	5,000	38,264
Nihon Trim Company, Ltd.	800	19,182
Nihon Yamamura Glass Company, Ltd.	2,800	19,209
Niitaka Company, Ltd.	800	17,331
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	56

	Shares	Value
Japan (continued)
Nikkato Corp.	2,200	$10,124
Nikkiso Company, Ltd. (B)	19,500	135,092
Nikko Company, Ltd.	11,600	62,516
Nikkon Holdings Company, Ltd.	21,400	407,637
Nippi, Inc.	400	12,504
Nippn Corp.	18,500	274,439
Nippon Air Conditioning Services Company, Ltd.	12,100	83,781
Nippon Aqua Company, Ltd.	2,800	14,662
Nippon Avionics Company, Ltd. (A)	300	5,770
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	71,055
Nippon Carbide Industries Company, Inc.	2,500	31,033
Nippon Carbon Company, Ltd.	3,700	131,969
Nippon Chemical Industrial Company, Ltd.	2,500	52,670
Nippon Chemi-Con Corp. (A)	6,927	109,526
Nippon Chemiphar Company, Ltd.	1,100	20,474
Nippon Coke & Engineering Company, Ltd.	81,800	99,288
Nippon Concept Corp.	3,300	41,068
Nippon Concrete Industries Company, Ltd.	18,600	49,396
Nippon Denko Company, Ltd.	43,800	128,273
Nippon Densetsu Kogyo Company, Ltd.	12,900	178,872
Nippon Dry-Chemical Company, Ltd.	900	13,619
Nippon Electric Glass Company, Ltd.	26,700	642,691
Nippon Felt Company, Ltd.	5,500	21,469
Nippon Filcon Company, Ltd. (B)	5,600	25,739
Nippon Fine Chemical Company, Ltd. (B)	4,400	79,990
Nippon Gas Company, Ltd.	34,800	523,638
Nippon Hume Corp.	8,600	52,734
Nippon Kanzai Company, Ltd.	2,100	52,148
Nippon Kayaku Company, Ltd.	26,700	264,467
Nippon Kodoshi Corp.	2,000	36,574
Nippon Koei Company, Ltd.	5,300	141,713
Nippon Light Metal Holdings Company, Ltd.	20,420	327,225
Nippon Paper Industries Company, Ltd.	36,500	348,400
Nippon Parking Development Company, Ltd.	73,000	89,073
Nippon Pillar Packing Company, Ltd.	7,900	200,612
Nippon Piston Ring Company, Ltd.	3,400	40,608
Nippon Rietec Company, Ltd.	3,000	36,461
Nippon Seiki Company, Ltd.	18,100	153,389
Nippon Seisen Company, Ltd.	1,000	38,322
Nippon Sharyo, Ltd.	3,000	55,318
Nippon Sheet Glass Company, Ltd. (A)	16,200	67,613
Nippon Shokubai Company, Ltd.	3,600	175,548
Nippon Signal Company, Ltd.	18,400	139,356
Nippon Soda Company, Ltd.	8,600	251,941
57	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nippon Steel Trading Corp.	5,468	$259,379
Nippon Suisan Kaisha, Ltd.	105,600	500,056
Nippon Systemware Company, Ltd.	3,800	72,731
Nippon Thompson Company, Ltd.	23,600	111,754
Nippon Yakin Kogyo Company, Ltd.	5,920	145,645
Nipro Corp.	43,600	416,380
Nireco Corp.	1,900	14,156
Nishikawa Rubber Company, Ltd.	5,200	68,083
Nishimatsu Construction Company, Ltd.	17,900	595,453
Nishimatsuya Chain Company, Ltd. (B)	13,000	162,134
Nishimoto Company, Ltd.	1,500	38,969
Nishi-Nippon Financial Holdings, Inc.	47,500	339,465
Nishi-Nippon Railroad Company, Ltd.	16,100	364,938
Nishio Rent All Company, Ltd.	6,700	167,503
Nissan Shatai Company, Ltd.	22,700	129,723
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	17,014
Nissei ASB Machine Company, Ltd.	2,800	73,469
Nissei Plastic Industrial Company, Ltd.	7,100	62,971
Nissha Company, Ltd.	15,200	174,724
Nisshin Group Holdings Company, Ltd.	14,000	61,632
Nisshinbo Holdings, Inc.	50,057	441,849
Nissin Corp.	6,700	101,043
Nissin Electric Company, Ltd.	19,300	245,609
Nissin Sugar Company, Ltd.	4,100	64,821
Nisso Corp.	4,000	31,286
Nissui Pharmaceutical Company, Ltd.	3,800	33,163
Nitta Corp.	8,100	196,356
Nitta Gelatin, Inc.	3,400	19,565
Nittetsu Mining Company, Ltd.	2,000	115,804
Nitto Boseki Company, Ltd.	5,900	156,760
Nitto Fuji Flour Milling Company, Ltd.	800	31,801
Nitto Kogyo Corp.	10,200	143,397
Nitto Kohki Company, Ltd.	3,400	47,391
Nitto Seiko Company, Ltd.	12,400	54,522
Nittoc Construction Company, Ltd.	9,000	57,894
NJS Company, Ltd.	2,800	48,972
Noda Corp.	2,500	19,683
Noevir Holdings Company, Ltd.	5,300	238,871
Nohmi Bosai, Ltd.	6,200	107,872
Nojima Corp.	11,800	262,090
NOK Corp.	24,600	257,517
Nomura Company, Ltd.	1,800	14,558
Nomura Micro Science Company, Ltd. (B)	2,000	64,058
Noritake Company, Ltd.	3,800	151,747
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	58

	Shares	Value
Japan (continued)
Noritsu Koki Company, Ltd.	6,800	$122,326
Noritz Corp.	10,700	143,988
North Pacific Bank, Ltd.	98,400	216,885
Nozawa Corp.	2,600	16,494
NS Tool Company, Ltd.	5,400	69,740
NS United Kaiun Kaisha, Ltd.	3,800	138,880
NSD Company, Ltd.	25,012	469,630
NTN Corp. (A)	151,900	287,323
Obara Group, Inc. (B)	4,200	113,549
Oenon Holdings, Inc.	17,500	53,756
Ohara, Inc.	2,700	26,823
Ohashi Technica, Inc.	4,100	47,242
Ohba Company, Ltd.	2,200	13,242
Ohizumi Manufacturing Company, Ltd.	600	3,679
Ohki Healthcare Holdings Company, Ltd.	1,100	6,596
Ohmoto Gumi Company, Ltd.	700	35,559
Ohsho Food Service Corp.	4,500	236,866
Oiles Corp.	8,672	120,978
Oisix ra daichi, Inc. (A)	6,200	139,281
Okabe Company, Ltd.	14,300	89,234
Okada Aiyon Corp.	2,200	28,644
Okamoto Industries, Inc.	4,100	143,096
Okamoto Machine Tool Works, Ltd. (B)	1,300	47,578
Okamura Corp.	20,100	207,109
Okasan Securities Group, Inc.	58,700	199,795
Okaya Electric Industries Company, Ltd.	2,700	7,240
Oki Electric Industry Company, Ltd.	29,700	218,831
Okinawa Cellular Telephone Company	4,100	184,550
Okinawa Financial Group, Inc.	8,905	181,960
OKUMA Corp.	8,676	353,846
Okumura Corp.	9,500	268,297
Okura Industrial Company, Ltd.	3,400	56,279
Okuwa Company, Ltd.	8,900	75,386
Olympic Group Corp.	3,100	18,579
Onoken Company, Ltd.	7,100	100,496
Onward Holdings Company, Ltd. (B)	40,200	96,342
Optex Group Company, Ltd.	9,700	141,309
Optim Corp. (A)	4,000	33,493
Optorun Company, Ltd.	7,500	121,438
Organo Corp.	2,500	177,945
Oricon, Inc.	1,200	9,432
Orient Corp.	159,100	174,824
Oriental Shiraishi Corp. (A)	46,600	101,819
Origin Company, Ltd.	2,200	23,355
59	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Oro Company, Ltd.	2,100	$43,863
Osaka Organic Chemical Industry, Ltd. (B)	5,600	148,249
Osaka Soda Company, Ltd.	5,800	158,697
Osaka Steel Company, Ltd.	5,800	63,630
OSAKA Titanium Technologies Company, Ltd. (A)	7,500	74,778
Osaki Electric Company, Ltd.	18,300	78,211
OSG Corp.	24,300	406,133
OUG Holdings, Inc.	1,700	41,106
Outsourcing, Inc.	39,900	494,542
Oyo Corp.	7,300	133,121
Ozu Corp.	2,000	35,116
Pacific Industrial Company, Ltd.	16,800	148,936
Pacific Metals Company, Ltd.	6,700	197,119
PAL GROUP Holdings Company, Ltd.	4,100	56,895
PAPYLESS Company, Ltd.	1,300	14,725
Paraca, Inc.	2,500	36,803
Paramount Bed Holdings Company, Ltd.	15,000	264,414
Paris Miki Holdings, Inc.	9,700	22,043
Park24 Company, Ltd. (A)	23,800	355,712
Parker Corp.	4,000	17,745
Pasona Group, Inc.	7,800	171,625
PC Depot Corp.	12,000	30,806
PCA Corp. (B)	3,600	47,617
PCI Holdings, Inc.	1,600	13,355
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	36,360
Penta-Ocean Construction Company, Ltd.	80,200	422,166
People Dreams & Technologies Group Company, Ltd.	2,800	47,865
Phil Company, Inc.	1,200	11,932
Pickles Corp.	4,200	55,307
Pigeon Corp.	10,300	189,661
Pilot Corp.	5,000	205,662
Piolax, Inc.	12,000	180,352
Pipedo HD, Inc.	700	16,245
Plenus Company, Ltd.	5,300	92,207
Poletowin Pitcrew Holdings, Inc.	10,400	95,813
Precision System Science Company, Ltd. (A)(B)	7,400	26,010
Premier Anti-Aging Company, Ltd. (A)	500	28,275
Premium Group Company, Ltd.	3,800	137,498
Premium Water Holdings, Inc. (A)	900	19,293
Press Kogyo Company, Ltd.	35,700	116,202
Pressance Corp.	6,300	98,759
Prestige International, Inc.	34,100	207,689
Prima Meat Packers, Ltd.	9,300	196,317
Pronexus, Inc.	6,000	57,358
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	60

	Shares	Value
Japan (continued)
Property Agent, Inc.	400	$5,221
Pro-Ship, Inc.	1,900	23,727
Proto Corp.	10,200	102,653
PS Mitsubishi Construction Company, Ltd.	8,400	44,432
Punch Industry Company, Ltd.	6,700	28,623
QB Net Holdings Company, Ltd. (A)	3,200	48,513
Qol Holdings Company, Ltd.	9,400	105,158
Quick Company, Ltd.	5,200	71,956
Raccoon Holdings, Inc. (B)	5,700	55,799
Raito Kogyo Company, Ltd.	16,300	277,713
Raiznext Corp.	13,000	128,717
RareJob, Inc.	700	5,102
Rasa Corp.	2,900	25,570
Rasa Industries, Ltd.	2,800	39,703
Raysum Company, Ltd. (B)	6,600	46,525
Relia, Inc.	13,500	124,108
RenetJapanGroup, Inc. (A)	1,500	6,055
Rengo Company, Ltd.	48,500	363,012
RENOVA, Inc. (A)	9,100	113,503
Resol Holdings Company, Ltd.	300	11,568
Resorttrust, Inc.	29,600	499,833
Restar Holdings Corp.	3,600	62,209
Retail Partners Company, Ltd.	7,500	83,947
Rheon Automatic Machinery Company, Ltd.	7,800	70,078
Rhythm Company, Ltd.	2,000	25,101
Riberesute Corp.	2,000	13,236
Ricoh Leasing Company, Ltd.	5,700	184,446
Ride On Express Holdings Company, Ltd.	2,400	28,697
Right On Company, Ltd. (A)	6,300	39,168
Riken Corp.	3,700	80,930
Riken Keiki Company, Ltd.	5,400	227,816
Riken Technos Corp.	16,600	67,390
Riken Vitamin Company, Ltd.	7,800	117,947
Rion Company, Ltd.	3,400	64,244
Riso Kagaku Corp.	100	1,997
Riso Kyoiku Company, Ltd.	42,300	132,579
River Eletec Corp.	1,100	10,409
Rock Field Company, Ltd.	6,500	89,525
Rokko Butter Company, Ltd.	5,800	79,353
Roland Corp.	3,300	111,843
Roland DG Corp.	5,400	142,896
Rorze Corp.	3,100	294,662
Ryobi, Ltd.	8,800	83,769
Ryoden Corp.	6,200	96,806
61	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ryosan Company, Ltd.	7,729	$157,796
S Foods, Inc. (B)	6,600	189,786
S Line Company, Ltd.	2,000	15,798
S&B Foods, Inc.	2,100	68,751
Sac’s Bar Holdings, Inc. (B)	7,300	32,783
Sagami Rubber Industries Company, Ltd.	2,000	13,763
Saibu Gas Holdings Company, Ltd.	8,000	159,823
Saint-Care Holding Corp.	3,300	24,267
Saison Information Systems Company, Ltd.	1,000	16,934
Sakai Chemical Industry Company, Ltd.	5,200	89,698
Sakai Heavy Industries, Ltd.	1,600	43,899
Sakai Moving Service Company, Ltd.	3,600	138,625
Sakata INX Corp.	17,500	146,367
Sakura Internet, Inc.	4,500	20,218
Sala Corp.	18,800	109,270
SAMTY Company, Ltd.	12,000	227,582
San Holdings, Inc.	4,600	65,144
San ju San Financial Group, Inc.	8,020	105,251
San-A Company, Ltd. (B)	6,400	237,633
San-Ai Oil Company, Ltd.	23,600	196,213
Sanden Corp. (A)	4,600	7,910
Sanei Architecture Planning Company, Ltd.	4,100	58,104
Sangetsu Corp.	12,700	178,129
Sanix, Inc. (A)	12,300	21,868
Sanken Electric Company, Ltd.	3,387	153,758
Sanki Engineering Company, Ltd.	15,500	201,146
Sanko Gosei, Ltd.	3,100	9,406
Sanko Metal Industrial Company, Ltd.	600	13,290
Sankyo Company, Ltd. (B)	13,600	379,684
Sankyo Frontier Company, Ltd.	1,300	54,040
Sankyo Seiko Company, Ltd.	10,400	51,358
Sankyo Tateyama, Inc.	9,600	52,705
Sanoh Industrial Company, Ltd.	8,800	53,996
Sansei Landic Company, Ltd.	1,100	7,680
Sansei Technologies, Inc.	3,900	25,577
Sansha Electric Manufacturing Company, Ltd.	4,100	27,711
Sanshin Electronics Company, Ltd.	4,200	61,915
Sanyo Chemical Industries, Ltd.	4,700	209,981
Sanyo Denki Company, Ltd.	3,300	146,251
Sanyo Electric Railway Company, Ltd.	6,700	118,170
Sanyo Engineering & Construction, Inc.	1,900	10,422
Sanyo Shokai, Ltd. (A)	6,600	47,944
Sanyo Special Steel Company, Ltd.	7,929	146,896
Sanyo Trading Company, Ltd.	7,600	66,162
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	62

	Shares	Value
Japan (continued)
Sapporo Holdings, Ltd.	23,400	$462,880
Sata Construction Company, Ltd.	1,800	7,402
Sato Holdings Corp.	10,200	181,179
Sato Shoji Corp.	6,400	68,910
Satori Electric Company, Ltd.	5,800	46,658
Sawai Group Holdings Company, Ltd.	9,100	361,659
Saxa Holdings, Inc.	1,800	22,018
SB Technology Corp. (B)	3,400	77,899
SBI Insurance Group Company, Ltd. (A)	2,300	20,332
SBS Holdings, Inc.	6,200	180,115
Scala, Inc.	6,200	38,764
Scroll Corp. (B)	12,700	101,446
SEC Carbon, Ltd.	500	25,583
Seed Company, Ltd.	3,300	14,912
Segue Group Company, Ltd.	1,000	4,753
Seika Corp.	3,800	54,584
Seikagaku Corp.	14,500	115,078
Seikitokyu Kogyo Company, Ltd.	11,800	84,179
Seiko Holdings Corp.	10,000	208,980
Seiko PMC Corp.	5,600	28,664
Seikoh Giken Company, Ltd.	900	12,472
Seino Holdings Company, Ltd.	3,500	36,614
Seiren Company, Ltd.	15,900	319,218
Sekisui Jushi Corp.	10,300	171,939
Sekisui Kasei Company, Ltd.	9,800	39,789
SEMITEC Corp.	300	19,282
Senko Group Holdings Company, Ltd.	39,400	323,645
Senshu Electric Company, Ltd.	3,100	167,272
Senshu Ikeda Holdings, Inc.	88,700	143,413
Senshukai Company, Ltd.	13,900	44,087
Septeni Holdings Company, Ltd.	23,400	131,139
SERAKU Company, Ltd.	2,300	25,502
Seria Company, Ltd.	12,300	315,556
Seven Bank, Ltd.	106,800	227,991
Shibaura Electronics Company, Ltd.	2,700	156,837
Shibaura Machine Company, Ltd.	7,800	208,269
Shibaura Mechatronics Corp.	1,600	109,412
Shibuya Corp.	5,600	120,495
Shidax Corp. (A)	6,600	22,680
Shikibo, Ltd.	2,100	16,649
Shikoku Chemicals Corp.	12,800	162,420
Shikoku Electric Power Company, Inc.	43,300	332,931
Shima Seiki Manufacturing, Ltd.	10,000	155,658
Shimojima Company, Ltd.	3,900	35,308
63	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Shin Maint Holdings Company, Ltd. (B)	1,200	$9,555
Shin Nippon Air Technologies Company, Ltd.	2,700	48,320
Shin Nippon Biomedical Laboratories, Ltd.	10,300	139,285
Shinagawa Refractories Company, Ltd.	2,800	94,042
Shindengen Electric Manufacturing Company, Ltd. (A)	3,400	87,486
Shin-Etsu Polymer Company, Ltd.	18,400	176,153
Shin-Keisei Electric Railway Company, Ltd.	2,200	39,049
Shinki Bus Company, Ltd. (B)	1,300	36,269
Shinko Shoji Company, Ltd.	10,500	85,827
Shinmaywa Industries, Ltd.	19,500	158,467
Shinnihon Corp.	9,600	62,655
Shin-Nihon Tatemono Company, Ltd.	3,900	14,128
Shinnihonseiyaku Company, Ltd.	2,700	32,490
Shinoken Group Company, Ltd.	6,400	57,675
Shinsho Corp.	2,100	71,763
Shinwa Company, Ltd.	4,000	66,617
Shinwa Company, Ltd. (Gifu)	2,700	19,223
Ship Healthcare Holdings, Inc.	18,000	358,299
Shizuki Electric Company, Inc.	5,000	20,318
Shizuoka Gas Company, Ltd.	19,800	149,473
SHL-Japan, Ltd.	1,000	25,435
SHO-BOND Holdings Company, Ltd.	4,500	201,592
Shobunsha Holdings, Inc. (A)	4,100	15,820
Shoei Company, Ltd.	7,600	301,750
Shoei Foods Corp.	2,900	106,673
Shofu, Inc.	3,500	51,723
Showa Sangyo Company, Ltd.	6,300	150,210
Showa Shinku Company, Ltd.	900	11,709
Sigma Koki Company, Ltd.	1,800	24,350
SIGMAXYZ Holdings, Inc. (B)	5,300	99,817
Siix Corp.	11,600	113,432
Silver Life Company, Ltd. (A)	1,200	12,404
Sinanen Holdings Company, Ltd.	3,100	93,362
Sinfonia Technology Company, Ltd.	9,000	102,787
Sinko Industries, Ltd.	8,100	122,597
Sintokogio, Ltd.	17,000	102,604
SK Kaken Company, Ltd.	200	66,367
SK-Electronics Company, Ltd.	3,800	28,850
SKY Perfect JSAT Holdings, Inc.	52,200	196,294
Smaregi, Inc. (A)	1,600	21,168
SMK Corp.	1,900	36,703
Snow Peak, Inc. (B)	9,200	227,363
Soda Nikka Company, Ltd.	5,800	36,928
Sodick Company, Ltd.	17,100	115,879
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	64

	Shares	Value
Japan (continued)
Soft99 Corp.	6,300	$71,495
Softcreate Holdings Corp.	2,100	83,202
Software Service, Inc.	900	50,034
Soiken Holdings, Inc.	8,200	25,038
Soken Chemical & Engineering Company, Ltd.	3,400	49,370
Solasto Corp.	16,100	144,160
SoldOut, Inc. (A)	500	7,922
Soliton Systems KK	3,800	52,162
Solxyz Company, Ltd.	2,400	8,499
Sotetsu Holdings, Inc.	14,500	275,240
Sotoh Company, Ltd.	2,400	17,268
Space Company, Ltd.	2,970	24,300
Sparx Group Company, Ltd.	33,900	75,122
SPK Corp.	1,800	21,040
S-Pool, Inc.	21,400	188,574
Sprix, Ltd.	900	11,160
SRA Holdings	4,000	101,314
SRE Holdings Corp. (A)	1,300	42,168
ST Corp.	4,300	57,874
St. Marc Holdings Company, Ltd.	6,600	92,236
Star Mica Holdings Company, Ltd.	4,200	44,651
Star Micronics Company, Ltd.	13,700	174,778
Starts Corp., Inc.	11,600	262,160
Starzen Company, Ltd.	5,800	107,164
Stella Chemifa Corp.	3,500	73,707
Step Company, Ltd.	2,900	47,401
Strike Company, Ltd.	2,600	101,297
Studio Alice Company, Ltd.	4,200	79,654
Subaru Enterprise Company, Ltd.	500	35,652
Sugimoto & Company, Ltd.	4,000	81,603
Sumida Corp.	10,600	83,783
Suminoe Textile Company, Ltd.	2,199	37,325
Sumiseki Holdings, Inc.	21,100	26,375
Sumitomo Bakelite Company, Ltd.	10,700	446,391
Sumitomo Densetsu Company, Ltd.	5,400	108,821
Sumitomo Mitsui Construction Company, Ltd.	57,660	221,514
Sumitomo Osaka Cement Company, Ltd.	12,100	359,444
Sumitomo Precision Products Company, Ltd. (A)	1,500	25,231
Sumitomo Riko Company, Ltd.	15,300	83,703
Sumitomo Seika Chemicals Company, Ltd.	3,600	102,455
Sun Frontier Fudousan Company, Ltd.	14,200	133,517
Suncall Corp.	7,800	34,258
Sun-Wa Technos Corp.	5,400	63,513
SuRaLa Net Company, Ltd. (A)	1,400	13,158
65	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Suruga Bank, Ltd.	47,900	$187,844
Suzuki Company, Ltd.	5,600	39,916
SWCC Showa Holdings Company, Ltd.	8,300	136,973
System Information Company, Ltd.	2,200	20,066
System Research Company, Ltd.	1,400	22,306
Systems Engineering Consultants Company, Ltd.	600	11,266
Systena Corp.	74,400	271,884
Syuppin Company, Ltd. (B)	5,600	58,290
T Hasegawa Company, Ltd.	12,700	266,661
T RAD Company, Ltd.	2,700	57,707
T&K Toka Company, Ltd.	11,400	93,344
Tachibana Eletech Company, Ltd.	6,500	92,686
Tachikawa Corp.	4,800	45,107
Tachi-S Company, Ltd.	12,400	121,398
Tadano, Ltd.	36,400	310,802
Taihei Dengyo Kaisha, Ltd.	5,300	120,763
Taiheiyo Kouhatsu, Inc.	1,200	6,769
Taiho Kogyo Company, Ltd.	8,000	50,849
Taikisha, Ltd.	7,700	208,181
Taiko Pharmaceutical Company, Ltd. (A)	7,600	39,089
Taisei Lamick Company, Ltd.	2,500	60,584
Taisei Oncho Company, Ltd.	500	8,570
Taiyo Holdings Company, Ltd.	12,000	322,058
Takachiho Koheki Company, Ltd.	1,300	18,575
Takamatsu Construction Group Company, Ltd.	5,900	104,587
Takamatsu Machinery Company, Ltd.	1,100	6,701
Takamiya Company, Ltd.	9,700	32,602
Takano Company, Ltd.	2,400	14,856
Takaoka Toko Company, Ltd.	3,970	50,350
Takara & Company, Ltd.	3,400	54,864
Takara Holdings, Inc.	22,300	221,570
Takara Leben Company, Ltd.	37,000	101,151
Takara Standard Company, Ltd.	11,600	137,781
Takasago International Corp.	5,000	120,152
Takasago Thermal Engineering Company, Ltd.	13,500	227,539
Takashima & Company, Ltd.	1,400	29,178
Takashimaya Company, Ltd. (B)	47,400	462,667
Takasho Company, Ltd.	3,000	17,874
TAKEBISHI Corp.	2,500	31,249
Takemoto Yohki Company, Ltd.	3,200	22,448
Takeuchi Manufacturing Company, Ltd.	12,700	283,914
Takihyo Company, Ltd. (B)	1,900	20,196
Takisawa Machine Tool Company, Ltd.	2,600	27,413
Takuma Company, Ltd.	17,700	224,945
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	66

	Shares	Value
Japan (continued)
Tama Home Company, Ltd.	5,200	$104,746
Tamagawa Holdings Company, Ltd.	900	6,770
Tamron Company, Ltd.	6,900	141,797
Tamura Corp. (B)	28,100	147,403
Tanabe Consulting Company, Ltd.	1,800	10,149
Tanabe Engineering Corp.	1,900	15,060
Tanseisha Company, Ltd.	13,500	86,256
Taoka Chemical Company, Ltd.	2,500	25,709
Tatsuta Electric Wire & Cable Company, Ltd.	15,400	61,053
Tayca Corp.	6,700	78,349
TBK Company, Ltd.	9,100	31,695
TDC Soft, Inc.	6,600	63,858
Tear Corp.	4,900	18,288
TechMatrix Corp.	12,300	192,443
TECHNO ASSOCIE Company, Ltd.	2,700	28,036
Techno Horizon Company, Ltd. (B)	4,100	22,536
Techno Medica Company, Ltd.	2,400	32,987
Techno Ryowa, Ltd.	3,800	29,282
Techno Smart Corp.	3,200	33,811
Tecnos Japan, Inc.	3,900	15,353
Teijin, Ltd.	6,900	83,006
Teikoku Electric Manufacturing Company, Ltd.	7,200	87,737
Teikoku Sen-I Company, Ltd.	6,300	104,455
Teikoku Tsushin Kogyo Company, Ltd.	2,800	34,436
Tekken Corp.	5,800	98,324
Temairazu, Inc. (B)	800	34,454
Tenma Corp.	6,500	147,311
Tenox Corp.	2,100	14,796
Tera Probe, Inc.	1,200	16,517
Teraoka Seisakusho Company, Ltd.	2,900	9,228
Terilogy Company, Ltd.	4,200	14,697
T-Gaia Corp.	7,400	111,918
The 77 Bank, Ltd.	21,100	284,919
The Aichi Bank, Ltd.	3,600	151,418
The Akita Bank, Ltd.	6,900	104,099
The Aomori Bank, Ltd.	8,000	133,995
The Awa Bank, Ltd.	12,900	260,013
The Bank of Iwate, Ltd.	6,500	109,089
The Bank of Kochi, Ltd.	2,600	17,373
The Bank of Nagoya, Ltd.	5,200	134,035
The Bank of Saga, Ltd.	5,600	74,847
The Bank of Toyama, Ltd.	1,200	22,036
The Chiba Kogyo Bank, Ltd.	26,000	61,337
The Chugoku Bank, Ltd.	51,300	403,675
67	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Chukyo Bank, Ltd.	4,800	$69,144
The Daito Bank, Ltd.	2,800	18,006
The Ehime Bank, Ltd.	14,150	118,243
The First Bank of Toyama, Ltd.	22,700	64,472
The Fukui Bank, Ltd.	8,318	105,834
The Furukawa Battery Company, Ltd.	5,900	66,533
The Gunma Bank, Ltd.	126,500	418,179
The Hachijuni Bank, Ltd.	98,700	372,998
The Hyakugo Bank, Ltd.	87,400	269,497
The Hyakujushi Bank, Ltd.	9,200	144,086
The Iyo Bank, Ltd.	70,300	376,752
The Japan Steel Works, Ltd.	10,300	336,379
The Japan Wool Textile Company, Ltd.	19,500	153,537
The Keiyo Bank, Ltd.	43,500	193,754
The Kita-Nippon Bank, Ltd.	3,500	51,668
The Kiyo Bank, Ltd.	22,939	294,184
The Michinoku Bank, Ltd. (B)	7,600	58,693
The Miyazaki Bank, Ltd.	5,300	101,434
The Monogatari Corp.	3,000	165,895
The Musashino Bank, Ltd.	11,800	194,927
The Nagano Bank, Ltd.	3,900	42,076
The Nanto Bank, Ltd.	11,800	218,539
The Nippon Road Company, Ltd. (B)	2,800	237,615
The Nisshin Oillio Group, Ltd.	9,500	252,515
The Ogaki Kyoritsu Bank, Ltd.	13,700	241,975
The Oita Bank, Ltd.	6,200	109,973
The Okinawa Electric Power Company, Inc.	16,664	209,829
The Pack Corp.	5,400	129,180
The San-In Godo Bank, Ltd.	56,000	329,991
The Shibusawa Warehouse Company, Ltd.	3,500	68,000
The Shiga Bank, Ltd.	14,900	289,177
The Shikoku Bank, Ltd.	14,900	103,784
The Shimizu Bank, Ltd.	3,900	54,485
The Sumitomo Warehouse Company, Ltd.	20,776	385,333
The Taiko Bank, Ltd.	3,400	43,187
The Tochigi Bank, Ltd.	38,700	75,703
The Toho Bank, Ltd.	80,000	147,142
The Tohoku Bank, Ltd.	3,800	33,748
The Torigoe Company, Ltd.	5,900	34,272
The Tottori Bank, Ltd.	3,400	37,119
The Towa Bank, Ltd.	14,100	71,028
The Yamagata Bank, Ltd.	11,500	99,821
The Yamanashi Chuo Bank, Ltd.	12,851	111,263
The Zenitaka Corp.	600	21,310
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	68

	Shares	Value
Japan (continued)
Tigers Polymer Corp.	6,500	$25,751
TKC Corp.	7,600	207,501
Toa Corp. (Hyogo)	10,500	68,627
Toa Corp. (Tokyo)	6,600	148,544
Toa Oil Company, Ltd.	3,500	91,723
TOA ROAD Corp.	1,500	65,755
Toabo Corp.	3,800	13,218
Toagosei Company, Ltd.	36,400	346,257
Toba, Inc.	800	19,280
Tobila Systems, Inc.	900	6,386
Tobishima Corp.	8,220	81,856
TOC Company, Ltd.	16,400	101,726
Tocalo Company, Ltd.	20,100	236,047
Toda Corp.	23,600	157,594
Toda Kogyo Corp. (A)	900	20,045
Toei Company, Ltd.	300	46,666
Toell Company, Ltd.	3,900	30,999
Toenec Corp.	3,200	99,088
Togami Electric Manufacturing Company, Ltd.	600	8,981
Toho Acetylene Company, Ltd. (B)	900	9,293
Toho Company, Ltd. (A)	3,700	33,636
Toho Holdings Company, Ltd.	18,300	301,091
Toho Titanium Company, Ltd.	13,200	125,073
Toho Zinc Company, Ltd.	5,500	131,371
Tohoku Steel Company, Ltd.	500	7,515
Tohokushinsha Film Corp.	6,700	36,941
Tokai Carbon Company, Ltd.	25,500	244,756
Tokai Corp.	7,600	124,512
TOKAI Holdings Corp.	33,300	265,032
Tokai Lease Company, Ltd.	300	4,187
Tokai Rika Company, Ltd.	20,200	268,087
Tokai Tokyo Financial Holdings, Inc.	71,700	262,143
Token Corp.	2,750	217,820
Tokushu Tokai Paper Company, Ltd.	3,600	103,892
Tokuyama Corp.	22,300	343,632
Tokyo Base Company, Ltd. (A)	7,500	29,250
Tokyo Electron Device, Ltd.	2,600	122,365
Tokyo Energy & Systems, Inc.	8,900	75,305
Tokyo Keiki, Inc.	4,200	38,652
Tokyo Kiraboshi Financial Group, Inc.	11,358	192,621
Tokyo Rakutenchi Company, Ltd.	1,200	42,445
Tokyo Rope Manufacturing Company, Ltd. (A)	1,700	12,901
Tokyo Sangyo Company, Ltd.	6,600	40,734
Tokyo Seimitsu Company, Ltd.	13,600	566,268
69	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tokyo Steel Manufacturing Company, Ltd.	25,200	$246,552
Tokyo Tekko Company, Ltd.	3,500	41,229
Tokyo Theatres Company, Inc. (A)	2,400	26,037
Tokyotokeiba Company, Ltd.	5,000	177,688
Tokyu Construction Company, Ltd.	33,100	205,161
Tokyu Recreation Company, Ltd.	800	33,781
Toli Corp.	17,800	35,552
Tomato Bank, Ltd.	3,200	29,768
Tomen Devices Corp.	900	49,536
Tomoe Corp.	7,600	34,219
Tomoe Engineering Company, Ltd.	3,100	62,713
Tomoegawa Company, Ltd. (A)	400	3,091
Tomoku Company, Ltd.	4,200	62,174
TOMONY Holdings, Inc.	54,300	162,834
Tomy Company, Ltd.	32,000	349,965
Tonami Holdings Company, Ltd.	2,200	71,432
Topcon Corp.	37,400	493,164
Topre Corp.	13,100	135,860
Topy Industries, Ltd.	5,700	55,565
Torex Semiconductor, Ltd.	500	10,923
Toridoll Holdings Corp.	13,900	295,354
Torii Pharmaceutical Company, Ltd.	4,700	119,518
Torishima Pump Manufacturing Company, Ltd.	8,000	67,391
Tosei Corp.	13,400	127,702
Toshiba TEC Corp.	6,200	263,825
Totech Corp.	2,000	42,071
Totetsu Kogyo Company, Ltd.	8,800	192,160
Totoku Electric Company, Ltd.	500	12,510
Toukei Computer Company, Ltd.	600	25,963
Tow Company, Ltd.	17,600	46,689
Towa Corp.	6,800	139,965
Towa Pharmaceutical Company, Ltd.	10,200	264,323
Toyo Construction Company, Ltd.	31,300	163,095
Toyo Corp.	8,200	77,808
Toyo Denki Seizo KK	3,100	25,703
Toyo Engineering Corp. (A)	11,300	54,676
Toyo Gosei Company, Ltd. (B)	1,800	151,056
Toyo Ink SC Holdings Company, Ltd.	13,100	219,581
Toyo Kanetsu KK	3,100	65,614
Toyo Logistics Company, Ltd.	6,100	17,247
Toyo Machinery & Metal Company, Ltd.	6,200	32,334
Toyo Securities Company, Ltd.	30,000	41,814
Toyo Seikan Group Holdings, Ltd.	5,400	72,146
Toyo Tanso Company, Ltd.	5,400	145,681
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	70

	Shares	Value
Japan (continued)
Toyo Tire Corp.	17,700	$234,598
Toyo Wharf & Warehouse Company, Ltd.	1,900	25,217
Toyobo Company, Ltd.	30,306	328,042
TPR Company, Ltd.	10,600	128,298
Traders Holdings Company, Ltd.	6,220	20,355
Trancom Company, Ltd.	2,500	158,905
Trans Genic, Inc. (B)	4,600	15,797
Transaction Company, Ltd.	3,700	32,164
Transcosmos, Inc.	3,500	96,799
TRE Holdings Corp.	13,576	203,476
Tri Chemical Laboratories, Inc.	7,200	169,002
Trinity Industrial Corp.	2,000	13,852
Trusco Nakayama Corp.	10,700	234,446
TS Tech Company, Ltd.	26,000	350,831
TSI Holdings Company, Ltd.	24,305	70,684
Tsubaki Nakashima Company, Ltd.	14,200	120,739
Tsubakimoto Chain Company	9,500	271,683
Tsubakimoto Kogyo Company, Ltd.	1,400	49,548
Tsugami Corp.	14,800	164,089
Tsukishima Kikai Company, Ltd.	9,900	90,233
Tsukuba Bank, Ltd.	31,600	59,024
Tsumura & Company	13,400	372,181
Tsurumi Manufacturing Company, Ltd.	6,300	98,437
Tsutsumi Jewelry Company, Ltd.	2,500	41,179
Tsuzuki Denki Company, Ltd. (B)	2,100	25,990
TV Asahi Holdings Corp.	9,200	125,743
Tv Tokyo Holdings Corp.	3,100	57,112
TYK Corp.	6,400	16,760
UACJ Corp. (A)	11,871	243,351
Ube Industries, Ltd.	30,600	564,014
Ubicom Holdings, Inc.	2,100	42,166
Uchida Yoko Company, Ltd.	2,800	116,313
Ueki Corp.	1,200	15,443
ULS Group, Inc.	600	19,179
Uniden Holdings Corp.	2,000	63,932
Union Tool Company	3,100	100,361
Unipres Corp.	12,500	83,838
UNIRITA, Inc.	700	11,266
United Super Markets Holdings, Inc. (B)	20,800	192,125
UNITED, Inc.	3,400	50,796
Unitika, Ltd. (A)	23,900	62,613
Universal Entertainment Corp. (A)	8,900	183,074
UPR Corp.	500	7,447
Urbanet Corp. Company, Ltd.	3,800	9,432
71	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Usen-Next Holdings Company, Ltd.	2,900	$61,390
User Local, Inc.	600	8,130
Ushio, Inc.	35,100	573,437
UT Group Company, Ltd.	8,700	264,719
UUUM Company, Ltd. (A)	1,200	9,413
Uzabase, Inc. (A)	6,700	58,165
V Technology Company, Ltd.	2,900	86,885
Valor Holdings Company, Ltd.	13,600	263,392
Valqua, Ltd.	7,100	168,127
Value HR Company, Ltd.	1,600	34,323
ValueCommerce Company, Ltd.	4,800	150,223
V-Cube, Inc.	2,400	18,115
Vector, Inc. (B)	9,700	94,145
Vertex Corp.	1,440	37,184
Village Vanguard Company, Ltd. (A)	1,400	12,149
VINX Corp.	1,300	11,140
Vital KSK Holdings, Inc.	16,600	117,648
VT Holdings Company, Ltd.	29,100	124,908
Wacoal Holdings Corp.	14,900	255,763
Wacom Company, Ltd.	48,200	366,022
Waida Manufacturing Company, Ltd.	1,100	9,150
Wakachiku Construction Company, Ltd.	5,000	85,803
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	11,493
Wakita & Company, Ltd.	13,300	115,060
Warabeya Nichiyo Holdings Company, Ltd.	4,700	74,829
Waseda Academy Company, Ltd.	3,800	33,734
Watahan & Company, Ltd.	5,600	65,877
Watts Company, Ltd.	4,400	27,598
WDB Holdings Company, Ltd.	3,600	81,648
Weathernews, Inc.	1,900	131,752
Welbe, Inc.	4,800	48,942
Wellnet Corp.	2,500	9,798
West Holdings Corp.	6,409	242,007
Will Group, Inc.	5,700	64,292
WILLs, Inc.	1,200	7,090
WIN-Partners Company, Ltd.	4,900	43,088
Wood One Company, Ltd.	3,600	31,821
World Company, Ltd.	8,900	97,618
World Holdings Company, Ltd.	3,900	73,137
Wow World, Inc.	1,000	9,634
Wowow, Inc.	2,400	36,700
Writeup Company, Ltd. (A)	500	10,638
Xebio Holdings Company, Ltd.	7,100	59,460
YAC Holdings Company, Ltd.	2,200	21,368
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	72

	Shares	Value
Japan (continued)
Yachiyo Industry Company, Ltd. (A)	2,500	$16,151
Yagi & Company, Ltd.	800	9,092
Yahagi Construction Company, Ltd.	9,700	66,084
Yaizu Suisankagaku Industry Company, Ltd.	2,900	23,281
YAKUODO Holdings Company, Ltd.	4,800	101,772
YAMABIKO Corp.	13,400	155,190
YAMADA Consulting Group Company, Ltd.	3,700	37,418
Yamaguchi Financial Group, Inc. (B)	72,000	444,509
Yamaichi Electronics Company, Ltd.	8,400	142,021
YA-MAN, Ltd.	10,300	85,455
Yamashina Corp.	24,800	15,577
Yamatane Corp.	3,800	53,871
Yamato Corp.	7,700	48,492
Yamato International, Inc.	5,700	14,400
Yamato Kogyo Company, Ltd.	14,500	466,257
Yamaura Corp.	1,600	13,801
Yamaya Corp. (B)	1,800	40,264
Yamazawa Company, Ltd.	1,800	25,111
Yamazen Corp.	21,500	192,703
Yaoko Company, Ltd.	4,300	246,375
Yashima Denki Company, Ltd.	4,800	41,366
Yasuda Logistics Corp.	7,200	61,176
Yasunaga Corp.	2,700	19,812
YE Digital Corp.	1,900	7,072
Yellow Hat, Ltd.	12,000	170,377
Yodogawa Steel Works, Ltd.	8,765	210,512
Yokogawa Bridge Holdings Corp.	12,100	221,032
Yokorei Company, Ltd.	19,600	149,005
Yokowo Company, Ltd.	6,100	145,781
Yomeishu Seizo Company, Ltd.	2,800	43,285
Yondenko Corp.	3,200	45,499
Yondoshi Holdings, Inc.	6,459	96,412
Yonkyu Company, Ltd.	1,200	23,909
Yorozu Corp.	7,800	61,194
Yoshimura Food Holdings KK (A)	4,200	19,661
Yoshinoya Holdings Company, Ltd. (B)	14,100	293,271
Yotai Refractories Company, Ltd.	6,700	73,227
Yuasa Funashoku Company, Ltd.	1,100	26,185
Yuasa Trading Company, Ltd.	7,000	182,083
Yuken Kogyo Company, Ltd.	1,200	18,437
Yukiguni Maitake Company, Ltd.	1,500	15,652
Yurtec Corp.	16,900	108,489
Yushin Precision Equipment Company, Ltd.	3,000	17,817
Yushiro Chemical Industry Company, Ltd.	3,700	33,296
73	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Yutaka Giken Company, Ltd.	1,600	$24,687
Zaoh Company, Ltd.	1,800	29,487
Zenrin Company, Ltd.	12,800	124,497
ZERIA Pharmaceutical Company, Ltd.	5,800	100,073
Zuiko Corp.	4,400	27,360
Jersey, Channel Islands 0.1%		989,708
Breedon Group PLC	58,167	64,270
Centamin PLC	434,687	576,981
JTC PLC (D)	33,480	348,457
Liechtenstein 0.1%		480,987
Liechtensteinische Landesbank AG	5,332	321,506
VP Bank AG, Class A	1,489	159,481
Luxembourg 0.6%		4,590,348
APERAM SA	16,646	932,048
B&S Group Sarl (D)	4,110	33,334
Befesa SA (D)	7,017	488,683
Corestate Capital Holding SA (A)(B)	6,240	81,991
d’Amico International Shipping SA (A)	70,483	7,362
Global Fashion Group SA (A)	1,654	4,829
Grand City Properties SA	37,936	828,466
IVS Group SA (A)	5,204	30,838
L’Occitane International SA	96,500	334,885
SES SA	106,700	843,722
Shurgard Self Storage SA	6,339	363,132
Stabilus SA	9,102	534,543
Sword Group	2,454	106,515
Macau 0.0%		80,387
MECOM Power and Construction, Ltd.	184,000	80,387
Malaysia 0.0%		121,612
Frencken Group, Ltd.	94,900	113,906
Pentamaster International, Ltd.	62,000	7,706
Malta 0.0%		19,901
Catena Media PLC (A)	2,080	9,600
Gaming Innovation Group, Inc. (A)	5,338	10,301
Monaco 0.0%		85,918
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,142	85,918
Mongolia 0.0%		8,950
Mongolian Mining Corp. (A)	36,000	8,950
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	74

	Shares	Value
Netherlands 2.6%		$21,226,983
Aalberts NV	34,852	1,944,517
Accell Group NV (A)	7,022	453,179
Alfen Beheer BV (A)(D)	5,388	525,088
AMG Advanced Metallurgical Group NV	9,269	367,173
Amsterdam Commodities NV (A)	3,333	91,540
Arcadis NV	36,480	1,667,265
ASR Nederland NV	48,243	2,085,114
Basic-Fit NV (A)(D)	12,628	576,237
BE Semiconductor Industries NV	24,204	2,067,538
Beter Bed Holding NV (A)(B)	4,223	20,459
Boskalis Westminster	27,669	799,057
Brack Capital Properties NV (A)	1,254	217,899
Brunel International NV	9,698	115,391
Corbion NV	20,035	741,649
Flow Traders (D)	12,423	426,409
ForFarmers NV	13,376	54,564
Fugro NV (A)	25,819	248,550
Heijmans NV	9,522	145,549
Hunter Douglas NV (A)	494	96,362
IMCD NV	7,357	1,195,083
Intertrust NV (A)(D)	28,072	611,067
Kendrion NV	5,119	114,636
Koninklijke BAM Groep NV (A)	68,896	193,832
Koninklijke Vopak NV	9,802	363,238
Lucas Bols NV (A)(D)	3,531	40,929
Nedap NV	1,772	127,502
OCI NV (A)	27,089	767,873
Ordina NV	37,525	182,511
PostNL NV	161,329	648,622
PPHE Hotel Group, Ltd. (A)	2,908	53,165
SBM Offshore NV	52,324	797,018
SIF Holding NV	1,808	22,353
Signify NV (D)	40,193	2,056,029
Sligro Food Group NV (A)	9,045	230,700
TKH Group NV	14,187	785,845
TomTom NV (A)	23,460	195,854
Van Lanschot Kempen NV	7,794	197,186
New Zealand 0.6%		4,488,003
Air New Zealand, Ltd. (A)	159,355	161,759
Arvida Group, Ltd.	145,853	158,441
Briscoe Group, Ltd.	11,818	46,283
Chorus, Ltd.	116,170	576,083
Comvita, Ltd.	3,159	7,297
75	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
Delegat Group, Ltd.	7,920	$69,679
Eroad, Ltd. (A)(B)	5,969	15,276
Freightways, Ltd.	47,014	388,401
Gentrack Group, Ltd. (A)	9,421	10,329
Hallenstein Glasson Holdings, Ltd.	15,335	61,039
Heartland Group Holdings, Ltd.	180,311	277,728
Infratil, Ltd.	1,155	6,228
Investore Property, Ltd.	79,415	94,699
Kathmandu Holdings, Ltd.	152,310	135,718
NEW Zealand King Salmon Investments, Ltd. (A)	10,031	6,987
NZME, Ltd.	72,696	69,895
NZX, Ltd.	79,567	76,070
Oceania Healthcare, Ltd.	128,966	92,043
Pacific Edge, Ltd. (A)(B)	113,948	74,353
PGG Wrightson, Ltd.	6,900	23,718
Pushpay Holdings, Ltd. (A)	136,920	86,891
Rakon, Ltd. (A)	10,627	12,943
Restaurant Brands New Zealand, Ltd. (A)	9,960	97,444
Sanford, Ltd. (A)	22,753	67,920
Scales Corp., Ltd.	29,692	101,779
Serko, Ltd. (A)	10,833	35,465
Skellerup Holdings, Ltd.	44,514	177,077
SKY Network Television, Ltd. (A)	44,034	78,006
SKYCITY Entertainment Group, Ltd.	196,248	394,389
Steel & Tube Holdings, Ltd.	21,933	23,212
Summerset Group Holdings, Ltd.	39,355	315,500
Synlait Milk, Ltd. (A)	21,479	49,067
The New Zealand Refining Company, Ltd. (A)	43,399	29,408
The Warehouse Group, Ltd.	25,288	52,783
Tourism Holdings, Ltd. (A)	30,975	55,076
TOWER, Ltd.	151,324	71,768
Trustpower, Ltd.	10,579	48,760
Turners Automotive Group, Ltd.	13,978	39,245
Vista Group International, Ltd. (A)	57,676	77,063
Z Energy, Ltd.	130,629	322,181
Norway 0.8%		6,779,607
ABG Sundal Collier Holding ASA	136,334	131,458
Akastor ASA (A)	61,659	48,269
Aker Solutions ASA (A)	58,976	187,195
American Shipping Company ASA (A)	18,608	69,338
ArcticZymes Technologies ASA (A)	6,011	51,305
Atea ASA (A)	23,485	368,234
Axactor SE (A)	67,242	43,946
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	76

	Shares	Value
Norway (continued)
B2Holding ASA	70,553	$77,799
Bonheur ASA	7,394	292,739
Bouvet ASA	10,477	76,930
BW Offshore, Ltd.	31,002	98,515
Crayon Group Holding ASA (A)(D)	12,770	286,306
DNO ASA	89,490	113,531
Europris ASA (D)	50,683	323,298
Fjordkraft Holding ASA (D)	16,180	67,362
FLEX LNG, Ltd.	13,406	336,346
Frontline, Ltd. (A)	28,730	275,206
Golden Ocean Group, Ltd.	27,873	361,056
Grieg Seafood ASA (A)	13,601	171,297
Hexagon Composites ASA (A)	32,197	103,346
Hofseth BioCare ASA (A)	27,299	16,862
Hunter Group ASA (A)	72,078	25,208
IDEX Biometrics ASA (A)	160,219	35,940
Itera ASA	21,736	31,736
Kid ASA (D)	6,004	68,226
Kitron ASA	39,567	93,608
Komplett Bank ASA	16,702	12,347
Magseis Fairfield ASA (A)	43,692	18,747
Medistim ASA	2,230	73,795
MPC Container Ships AS (A)	74,211	233,991
Multiconsult ASA (D)	2,538	42,859
NEL ASA (A)	54,063	99,082
Nordic Nanovector ASA (A)	14,098	22,462
Norske Skog ASA (A)(D)	9,969	53,928
Norway Royal Salmon ASA	3,814	87,801
Norwegian Energy Company ASA (A)	3,101	62,833
NRC Group ASA (A)	5,750	13,284
Odfjell Drilling, Ltd. (A)	35,662	90,742
Odfjell SE, A Shares (A)	7,780	31,370
Olav Thon Eiendomsselskap ASA	1,681	36,240
Otello Corp. ASA (A)	151	455
Pareto Bank ASA	5,427	37,361
PGS ASA (A)	150,095	41,888
PhotoCure ASA (A)	2,622	29,788
Protector Forsikring ASA	28,159	355,734
Q-Free ASA (A)	16,307	12,914
Sandnes Sparebank	983	12,222
SATS ASA (A)	4,176	8,868
Self Storage Group ASA (A)	10,915	36,462
Selvaag Bolig ASA	16,229	93,097
Sparebank 1 Oestlandet	5,853	92,098
77	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Norway (continued)
SpareBank 1 Sorost-Norge	8,212	$57,944
Sparebanken More	802	39,633
TGS ASA	31,150	352,130
Treasure ASA	15,273	28,673
Ultimovacs ASA (A)	1,760	15,173
Veidekke ASA	32,981	510,285
Vow ASA (A)	7,259	15,558
Wallenius Wilhelmsen ASA (A)	28,610	215,981
Wilh Wilhelmsen Holding ASA, Class A	4,882	137,551
XXL ASA (A)(D)	37,894	51,255
Peru 0.0%		167,072
Hochschild Mining PLC	107,762	167,072
Philippines 0.0%		40,376
Del Monte Pacific, Ltd.	136,300	40,376
Portugal 0.3%		2,750,734
Altri SGPS SA	33,463	209,373
Banco Comercial Portugues SA (A)	3,603,145	666,253
Corticeira Amorim SGPS SA	3,903	42,260
CTT-Correios de Portugal SA	37,215	180,274
Greenvolt-Energias Renovaveis SA (A)	608	4,022
Ibersol SGPS SA (A)	2,073	11,828
Mota-Engil SGPS SA (A)	23,312	31,748
NOS SGPS SA	97,996	377,276
Novabase SGPS SA (A)	4,612	26,486
REN - Redes Energeticas Nacionais SGPS SA	169,118	490,660
Sonae SGPS SA	349,624	380,557
The Navigator Company SA	92,349	329,997
Russia 0.0%		89,874
Petropavlovsk PLC (A)	844,260	89,874
Singapore 1.3%		10,331,314
Accordia Golf Trust (C)	316,900	0
AEM Holdings, Ltd.	54,900	168,399
Amara Holdings, Ltd. (A)	80,000	20,159
Ascendas India Trust	293,100	257,901
Avarga, Ltd.	74,200	13,472
Banyan Tree Holdings, Ltd. (A)	78,000	17,293
Best World International, Ltd. (A)(C)	84,600	38,253
BOC Aviation, Ltd. (D)	39,400	342,504
Bonvests Holdings, Ltd.	36,400	24,512
Boustead Projects, Ltd.	28,557	20,293
Boustead Singapore, Ltd.	104,189	74,341
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	78

	Shares	Value
Singapore (continued)
BRC Asia, Ltd.	15,100	$18,618
Bukit Sembawang Estates, Ltd.	56,200	201,189
BW Energy, Ltd. (A)	23,337	61,775
BW LPG, Ltd. (D)	30,561	182,119
Centurion Corp., Ltd. (A)	85,000	22,038
China Aviation Oil Singapore Corp., Ltd.	97,600	66,331
China Sunsine Chemical Holdings, Ltd.	152,100	54,515
Chip Eng Seng Corp., Ltd.	193,300	65,151
Chuan Hup Holdings, Ltd.	109,000	17,675
ComfortDelGro Corp., Ltd.	542,900	567,084
COSCO Shipping International Singapore Company, Ltd. (A)	479,800	88,589
Creative Technology, Ltd. (A)	11,500	20,778
CSE Global, Ltd.	136,600	48,986
CW Group Holdings, Ltd. (A)(C)	135,000	3,192
Dasin Retail Trust	49,600	12,282
Delfi, Ltd.	88,200	51,280
Ezion Holdings, Ltd. (A)(C)	1,126,020	35,715
Ezra Holdings, Ltd. (A)(C)	438,996	890
Far East Orchard, Ltd.	58,394	48,147
First Resources, Ltd.	175,200	238,783
Food Empire Holdings, Ltd.	72,000	27,751
Fraser and Neave, Ltd.	82,900	84,046
Fu Yu Corp., Ltd.	142,200	27,785
Gallant Venture, Ltd. (A)	264,000	25,137
Geo Energy Resources, Ltd.	105,900	35,081
GK Goh Holdings, Ltd.	21,000	18,336
Golden Agri-Resources, Ltd.	1,982,600	419,208
Golden Energy & Resources, Ltd. (A)	67,800	16,279
GSH Corp., Ltd. (A)	51,600	7,118
GuocoLand, Ltd.	115,100	124,251
Halcyon Agri Corp., Ltd. (A)	88,757	17,328
Haw Par Corp., Ltd.	35,900	313,183
Hiap Hoe, Ltd.	38,000	21,251
Ho Bee Land, Ltd.	62,200	131,509
Hong Fok Corp., Ltd.	123,036	66,078
Hong Leong Asia, Ltd.	70,600	39,492
Hong Leong Finance, Ltd.	105,300	195,097
Hotel Grand Central, Ltd.	48,457	36,551
HRnetgroup, Ltd.	75,200	43,075
Hwa Hong Corp., Ltd.	55,000	12,200
Hyflux, Ltd. (A)(B)	154,800	170
iFAST Corp., Ltd.	32,000	142,626
IGG, Inc.	324,000	194,048
Indofood Agri Resources, Ltd. (A)	58,100	14,462
79	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
InnoTek, Ltd.	20,500	$10,364
Japfa, Ltd.	168,520	73,688
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	7,051	399,652
Keppel Infrastructure Trust	1,085,255	432,743
KSH Holdings, Ltd.	32,400	8,136
Low Keng Huat Singapore, Ltd.	64,000	21,105
Metro Holdings, Ltd.	151,300	84,395
Micro-Mechanics Holdings, Ltd.	5,200	12,305
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,975
Nanofilm Technologies International, Ltd.	32,200	67,502
NetLink NBN Trust	129,400	91,293
NSL, Ltd.	29,000	18,524
OM Holdings, Ltd. (A)	69,157	49,425
OUE, Ltd.	101,600	98,595
Oxley Holdings, Ltd.	409,889	54,094
Pacific Century Regional Developments, Ltd.	52,900	16,389
Pan-United Corp., Ltd.	68,750	17,903
Propnex, Ltd.	7,700	9,823
Q&M Dental Group Singapore, Ltd.	57,720	23,230
QAF, Ltd.	59,334	37,457
Raffles Education Corp., Ltd. (A)	279,802	14,218
Raffles Medical Group, Ltd.	275,918	236,624
Razer, Inc. (A)(B)(D)	954,000	309,650
SBS Transit, Ltd.	27,700	59,745
Sembcorp Industries, Ltd.	198,100	369,264
Sembcorp Marine, Ltd. (A)	791,200	48,656
Sheng Siong Group, Ltd.	203,300	228,403
SHS Holdings, Ltd. (A)	84,000	9,653
SIA Engineering Company, Ltd. (A)	88,300	143,499
SIIC Environment Holdings, Ltd.	412,280	73,178
Sinarmas Land, Ltd.	300,000	47,603
Sing Holdings, Ltd.	79,000	21,901
Sing Investments & Finance, Ltd.	28,600	31,977
Singapore Land Group, Ltd.	55,200	105,585
Singapore Post, Ltd.	520,800	243,035
Singapore Press Holdings, Ltd.	463,300	797,854
Singapore Shipping Corp., Ltd.	83,800	16,981
Stamford Land Corp., Ltd.	159,940	47,321
StarHub, Ltd.	185,200	171,181
Straits Trading Company, Ltd.	14,200	32,657
Swiber Holdings, Ltd. (A)(C)	128,250	6,187
The Hour Glass, Ltd.	68,900	101,911
Tuan Sing Holdings, Ltd.	156,396	47,367
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	80

	Shares	Value
Singapore (continued)
UMS Holdings, Ltd.	144,312	$129,197
United Overseas Insurance, Ltd.	2,400	12,042
UOB-Kay Hian Holdings, Ltd.	115,149	137,111
Vicom, Ltd.	26,000	38,964
Wee Hur Holdings, Ltd.	102,000	14,720
Wing Tai Holdings, Ltd.	113,217	146,610
XP Power, Ltd.	5,720	331,628
Yeo Hiap Seng, Ltd.	9,032	5,668
South Africa 0.2%		1,214,519
Investec PLC	101,798	552,124
Mediclinic International PLC (A)	150,271	662,395
Spain 2.1%		16,651,415
Acerinox SA	57,994	737,320
Aedas Homes SA (D)	1,389	38,370
Alantra Partners SA	6,267	107,609
Almirall SA	25,952	339,685
Amper SA (A)	307,165	73,233
Applus Services SA	49,354	450,306
Atresmedia Corp. de Medios de Comunicacion SA	33,653	145,464
Audax Renovables SA	25,087	36,186
Azkoyen SA	4,660	27,514
Banco de Sabadell SA (A)	1,836,993	1,588,407
Bankinter SA	223,987	1,271,877
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,212	312,598
CIE Automotive SA	16,212	433,413
Construcciones y Auxiliar de Ferrocarriles SA	7,952	277,682
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	29,591
Ebro Foods SA	24,110	446,615
eDreams ODIGEO SA (A)	22,487	189,862
Elecnor SA	9,042	109,748
Enagas SA	68,628	1,450,360
Ence Energia y Celulosa SA (A)	57,514	184,071
Ercros SA	37,769	135,963
Faes Farma SA	123,297	471,656
Fluidra SA	18,959	574,182
Fomento de Construcciones y Contratas SA	18,574	211,209
Gestamp Automocion SA (D)	13,002	53,326
Global Dominion Access SA (D)	36,171	167,923
Grupo Catalana Occidente SA	14,843	478,459
Grupo Empresarial San Jose SA	8,498	40,490
Grupo Ezentis SA (A)	65,836	12,101
Iberpapel Gestion SA	2,945	58,552
81	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Spain (continued)
Indra Sistemas SA (A)	50,727	$583,265
Laboratorios Farmaceuticos Rovi SA	5,645	458,052
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	223,987	374,501
Mapfre SA	206,274	404,913
Mediaset Espana Comunicacion SA (A)	48,282	247,689
Melia Hotels International SA (A)	36,486	273,490
Metrovacesa SA (A)(D)	5,502	39,356
Miquel y Costas & Miquel SA	8,245	115,680
Neinor Homes SA (A)(D)	11,125	148,307
Obrascon Huarte Lain SA (A)	65,482	65,160
Oryzon Genomics SA (A)	5,490	17,626
Pharma Mar SA	745	45,422
Prim SA	3,271	51,297
Promotora de Informaciones SA, Class A (A)	66,046	47,780
Prosegur Cash SA (D)	18,021	13,746
Prosegur Cia de Seguridad SA	88,397	210,012
Realia Business SA (A)	115,998	103,607
Renta 4 Banco SA	1,156	12,762
Sacyr SA (B)	171,138	400,476
Solaria Energia y Medio Ambiente SA (A)	24,393	451,061
Talgo SA (A)(D)	28,797	141,487
Tecnicas Reunidas SA (A)(B)	9,565	78,191
Tubacex SA (A)	47,684	91,418
Unicaja Banco SA (D)	452,145	426,286
Vidrala SA	5,628	433,633
Viscofan SA	13,107	812,789
Vocento SA (A)	21,446	22,054
Zardoya Otis SA	16,250	127,583
Sweden 3.0%		23,847,832
AcadeMedia AB (D)	30,274	174,798
AddLife AB, B Shares	5,264	119,979
AddNode Group AB	8,634	345,827
AFRY AB	6,464	122,897
Alimak Group AB (D)	14,034	159,383
Alligo AB, Class B	10,018	187,100
Ambea AB (D)	5,591	29,684
Annehem Fastigheter AB, B Shares (A)	9,576	31,487
AQ Group AB (A)	1,185	33,307
Arise AB (A)	3,811	17,719
Arjo AB, B Shares	69,024	592,101
Ascelia Pharma AB (A)	6,350	15,362
Atrium Ljungberg AB, B Shares	9,063	189,744
Attendo AB (A)(D)	43,122	147,540
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	82

	Shares	Value
Sweden (continued)
Balco Group AB (A)	1,878	$22,791
BE Group AB (A)	899	13,427
Beijer Alma AB	14,313	351,958
Beijer Electronics Group AB (A)	9,584	58,394
Bergman & Beving AB	10,573	144,667
Besqab AB	2,865	53,601
Betsson AB, B Shares (A)	42,456	251,890
BHG Group AB (A)(B)	7,065	62,881
Bilia AB, A Shares	25,661	333,230
BioGaia AB, B Shares	2,236	114,869
Biotage AB	19,960	359,903
Bjorn Borg AB (A)	1,367	6,832
Bonava AB, B Shares	29,697	212,237
Boozt AB (A)(B)(D)	8,159	132,546
Boule Diagnostics AB	1,772	9,972
Bravida Holding AB (D)	56,936	689,422
Bufab AB	13,625	477,172
Bulten AB	5,708	45,335
Bure Equity AB	6,951	220,557
Byggmax Group AB	28,000	195,286
Calliditas Therapeutics AB, B Shares (A)(B)	1,258	12,467
Careium AB (A)	6,824	12,982
Catella AB	5,346	23,591
Catena AB	10,461	545,278
Cellavision AB	3,160	106,107
Clas Ohlson AB, B Shares	12,179	136,421
Cloetta AB, B Shares	82,385	206,372
Collector AB (A)	12,523	41,828
Coor Service Management Holding AB (D)	23,465	178,807
Corem Property Group AB, B Shares	192,725	481,039
Dios Fastigheter AB	31,221	322,131
Doro AB (A)	6,824	19,231
Duni AB (A)(B)	13,661	145,543
Dustin Group AB (D)	23,623	202,638
Eastnine AB	8,575	104,441
Elanders AB, B Shares	3,277	48,905
Electrolux Professional AB, B Shares (A)	41,717	241,672
Eltel AB (A)(D)	12,277	18,134
Enea AB (A)	7,901	155,888
eWork Group AB	1,387	16,151
Fagerhult AB	23,698	141,716
Fastighets AB Trianon	2,622	54,344
FastPartner AB, A Shares	8,804	94,871
FastPartner AB, D Shares	1,380	11,603
83	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Ferronordic AB	2,140	$24,882
Fingerprint Cards AB, B Shares (A)	82,439	145,192
FormPipe Software AB	5,063	18,281
G5 Entertainment AB	596	14,157
GARO AB	7,356	115,103
GHP Specialty Care AB	12,106	24,102
Granges AB	42,756	457,051
Green Landscaping Group AB (A)(D)	1,280	10,728
Haldex AB (A)	17,850	74,626
Heba Fastighets AB, Class B	11,913	185,235
Hexatronic Group AB (B)	7,283	263,199
HMS Networks AB	6,176	262,785
Hoist Finance AB (A)(D)	26,484	68,735
Humana AB (A)	17,267	99,387
Instalco AB	46,260	353,707
Inwido AB	25,029	387,553
ITAB Shop Concept AB (A)	7,377	10,143
JM AB	19,664	608,938
John Mattson Fastighetsforetagen AB (A)	4,771	76,958
Karnov Group AB	23,180	134,827
Karo Pharma AB (A)	3,957	24,449
K-fast Holding AB (A)	1,830	12,331
KNOW IT AB	8,357	275,633
Lagercrantz Group AB, B Shares	68,039	682,657
LeoVegas AB (D)	15,080	53,241
Lime Technologies AB	1,827	54,499
Lindab International AB	27,981	670,306
Loomis AB	19,204	541,621
Medcap AB (A)	503	8,383
Medivir AB, B Shares (A)	9,480	7,894
Mekonomen AB (A)	16,544	204,086
Micro Systemation AB, Class B	369	2,303
MIPS AB	7,615	591,013
Modern Times Group MTG AB, B Shares (A)	36,780	473,123
Munters Group AB (D)	23,027	155,054
Mycronic AB	19,348	366,730
NCAB Group AB (B)	28,594	193,855
NCC AB, B Shares	20,836	292,095
Nederman Holding AB	5,899	110,606
Nelly Group AB (A)	4,136	10,879
Net Insight AB, B Shares (A)	57,222	23,413
New Wave Group AB, B Shares	21,560	326,003
Nobia AB	40,167	176,299
Nolato AB, B Shares	67,781	636,868
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	84

	Shares	Value
Sweden (continued)
Nordic Waterproofing Holding AB	9,734	$174,109
Note AB (A)	5,236	99,333
NP3 Fastigheter AB	14,544	394,888
Nyfosa AB	62,366	871,845
OEM International AB, B Shares	16,071	265,834
Orexo AB (A)	2,352	5,682
Ovzon AB (A)	2,850	16,409
Pandox AB (A)	20,009	292,110
Peab AB, Class B	18,583	179,436
Platzer Fastigheter Holding AB, Series B	22,159	251,515
Prevas AB, B Shares	1,258	13,195
Pricer AB, B Shares (B)	39,488	79,937
Proact IT Group AB	11,427	82,646
Probi AB	430	17,041
Qliro AB (A)	4,136	7,541
Ratos AB, B Shares	85,424	455,537
RaySearch Laboratories AB (A)	9,341	46,684
Resurs Holding AB (D)	53,512	153,451
Rottneros AB	30,661	33,525
Scandi Standard AB	16,774	60,606
Scandic Hotels Group AB (A)(B)(D)	45,189	199,351
Sdiptech AB, Class B (A)	2,539	100,394
Semcon AB	4,746	55,877
Sensys Gatso Group AB (A)	223,958	21,474
Serneke Group AB (A)	2,199	10,687
Sintercast AB	608	7,499
SkiStar AB	15,355	227,715
Softronic AB, B Shares	8,843	23,325
Solid Forsakring AB (A)	5,351	27,365
Starbreeze AB (A)	95,472	9,831
Stendorren Fastigheter AB (A)	3,123	79,160
Systemair AB	33,994	284,352
Tethys Oil AB	6,455	46,034
TF Bank AB	1,172	20,762
Troax Group AB	14,054	371,655
VBG Group AB, B Shares (B)	6,568	103,647
Vitec Software Group AB, B Shares	5,212	220,243
Volati AB	1,139	20,228
XANO Industri AB, Class B	1,513	41,921
Switzerland 7.1%		57,318,790
Adecco Group AG	1,033	48,787
Allreal Holding AG	5,256	1,139,813
ALSO Holding AG (A)	2,476	660,633
85	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
APG SGA SA (A)	514	$108,625
Arbonia AG	17,476	387,573
Aryzta AG (A)	347,674	397,155
Ascom Holding AG (A)	7,226	81,996
Autoneum Holding AG (A)	1,174	195,827
Bachem Holding AG, Class B	847	504,071
Baloise Holding AG	4,372	733,370
Banque Cantonale de Geneve, Bearer Shares	847	150,506
Banque Cantonale Vaudoise	5,271	451,232
Belimo Holding AG	3,480	1,844,460
Bell Food Group AG	919	274,292
Bellevue Group AG	3,488	153,106
Berner Kantonalbank AG	1,951	460,485
BKW AG	7,486	943,173
Bobst Group SA (A)	3,690	335,750
Bossard Holding AG, Class A	2,262	631,063
Bucher Industries AG	2,556	1,128,539
Burckhardt Compression Holding AG	1,086	533,131
Burkhalter Holding AG	1,594	107,516
Bystronic AG	559	648,794
Calida Holding AG	2,395	135,477
Carlo Gavazzi Holding AG, Bearer Shares	231	68,229
Cavotec SA (A)	16,419	26,067
Cembra Money Bank AG	10,730	736,227
Cicor Technologies, Ltd. (A)	495	26,751
Cie Financiere Tradition SA, Bearer Shares	868	100,525
Clariant AG (A)	70,991	1,281,584
Coltene Holding AG (A)	1,519	175,627
Comet Holding AG	2,242	680,987
Daetwyler Holding AG, Bearer Shares	901	309,493
DKSH Holding AG	13,562	1,151,874
dormakaba Holding AG	1,021	564,285
Dottikon Es Holding AG (A)(B)	705	171,533
Dufry AG (A)	19,261	899,614
EDAG Engineering Group AG (A)	3,415	44,998
EFG International AG (A)	41,392	315,754
Emmi AG	783	915,464
Energiedienst Holding AG	4,888	228,585
Evolva Holding SA (A)	222,970	31,937
Feintool International Holding AG (A)	656	36,974
Fenix Outdoor International AG (B)	1,483	168,114
Ferrexpo PLC	132,893	301,435
Flughafen Zurich AG (A)	7,003	1,259,981
Forbo Holding AG	388	663,482
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	86

	Shares	Value
Switzerland (continued)
Fundamenta Real Estate AG	3,596	$76,658
Galenica AG (D)	17,196	1,210,104
GAM Holding AG (A)(B)	76,402	94,961
Georg Fischer AG	1,489	1,831,964
Gurit Holding AG, Bearer Shares	135	221,904
Helvetia Holding AG	12,955	1,575,726
Hiag Immobilien Holding AG	2,552	263,766
Highlight Communications AG, Bearer Shares (A)	4,309	18,139
HOCHDORF Holding AG (A)	291	12,723
Huber + Suhner AG	6,529	629,469
Hypothekarbank Lenzburg AG	17	78,309
Implenia AG (A)	5,768	143,940
Ina Invest Holding AG (A)	1,963	41,497
Inficon Holding AG	639	749,213
Interroll Holding AG	262	973,635
Intershop Holding AG	540	361,234
Investis Holding SA	1,197	139,370
IWG PLC (A)	236,270	885,981
Jungfraubahn Holding AG (A)	1,918	296,844
Kardex Holding AG	2,463	639,427
Komax Holding AG (A)	1,045	274,427
Kongsberg Automotive ASA (A)	252,962	78,183
Kudelski SA, Bearer Shares	14,739	52,589
Landis+Gyr Group AG (A)	7,144	466,657
LEM Holding SA	182	432,435
Luzerner Kantonalbank AG	1,289	575,128
Medacta Group SA (A)(D)	1,793	227,102
Medartis Holding AG (A)(D)	1,148	171,996
medmix AG (A)(D)	7,405	272,761
Meier Tobler Group AG (A)	2,721	48,536
Metall Zug AG, B Shares	90	195,846
Mikron Holding AG (A)	1,756	13,226
Mobilezone Holding AG	15,596	230,617
Mobimo Holding AG	2,533	850,183
Novavest Real Estate AG (A)	771	39,308
OC Oerlikon Corp. AG	74,439	662,750
Orascom Development Holding AG (A)(B)	6,368	72,551
Orell Fuessli AG	223	21,877
Orior AG	2,567	234,759
Phoenix Mecano AG, Bearer Shares	307	129,853
Plazza AG, Class A	228	83,889
PSP Swiss Property AG	16,489	2,131,795
Rieter Holding AG (A)	1,430	252,831
Romande Energie Holding SA	149	206,256
87	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Schaffner Holding AG	273	$99,820
Schweiter Technologies AG, Bearer Shares	437	563,667
Sensirion Holding AG (A)(D)	2,572	291,512
SFS Group AG	6,161	895,058
Siegfried Holding AG (A)	1,629	1,231,434
SIG Combibloc Group AG (A)	10,190	228,680
Softwareone Holding AG (A)	12,460	224,923
St. Galler Kantonalbank AG, Class A	1,161	568,293
Sulzer AG	7,405	623,499
Swiss Prime Site AG	17,473	1,712,240
Swiss Steel Holding AG (A)	218,185	69,649
Swissquote Group Holding SA	3,479	603,555
Tecan Group AG	3,043	1,317,177
Thurgauer Kantonalbank	384	45,601
Tornos Holding AG (A)	3,182	26,816
TX Group AG	974	153,044
u-blox Holding AG (A)	2,977	211,189
Valiant Holding AG	5,508	572,220
Valora Holding AG (A)	1,513	300,093
Varia US Properties AG	1,653	94,586
VAT Group AG (D)	6,582	2,487,289
Vaudoise Assurances Holding SA	408	191,533
Vetropack Holding AG	4,450	225,875
Vifor Pharma AG	8,506	1,493,053
Von Roll Holding AG, Bearer Shares (A)	24,922	29,409
Vontobel Holding AG	11,145	880,051
VZ Holding AG	5,067	454,954
V-ZUG Holding AG (A)	900	103,226
Walliser Kantonalbank	1,001	115,998
Warteck Invest AG	79	205,463
Ypsomed Holding AG	878	154,208
Zehnder Group AG	4,355	376,674
Zueblin Immobilien Holding AG (A)	324	9,270
Zug Estates Holding AG, B Shares	91	192,968
Zuger Kantonalbank AG, Bearer Shares	50	380,450
Taiwan 0.0%		9,612
FIT Hon Teng, Ltd. (A)(D)	53,000	9,612
United Arab Emirates 0.0%		59,474
Lamprell PLC (A)	68,445	31,768
Shelf Drilling, Ltd. (A)(B)(D)	33,573	27,706
United Kingdom 11.7%		94,356,070
4imprint Group PLC	6,886	248,892
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	88

	Shares	Value
United Kingdom (continued)
A.G. Barr PLC	37,251	$258,412
Advanced Medical Solutions Group PLC	52,995	204,942
Air Partner PLC	6,000	9,882
Airtel Africa PLC (D)	78,914	149,102
AJ Bell PLC	51,117	210,476
Alfa Financial Software Holdings PLC (D)	18,322	38,982
Alliance Pharma PLC	126,363	173,640
Allied Minds PLC (A)(B)	61,129	15,345
Anglo Pacific Group PLC	78,847	149,432
Anglo-Eastern Plantations PLC	9,864	95,410
AO World PLC (A)	9,865	12,609
Appreciate Group PLC	35,409	11,679
Aptitude Software Group PLC	4,132	24,784
Ascential PLC (A)	100,279	436,225
Ashmore Group PLC	105,627	353,614
Aston Martin Lagonda Global Holdings PLC (A)(D)	922	12,509
Avon Protection PLC	13,037	218,124
Babcock International Group PLC (A)	181,450	799,252
Bakkavor Group PLC (D)	32,786	56,174
Balfour Beatty PLC	234,276	744,101
Beazley PLC	206,218	1,247,286
Begbies Traynor Group PLC	38,310	54,701
Bellway PLC	26,908	1,035,010
Biffa PLC (D)	86,723	378,583
Bloomsbury Publishing PLC	38,149	206,877
BlueJay Mining PLC (A)	84,591	9,367
Bodycote PLC	74,530	744,543
boohoo Group PLC (A)	11,648	14,002
Braemar Shipping Services PLC	7,806	25,118
Brewin Dolphin Holdings PLC	121,582	479,382
Britvic PLC	91,745	1,052,309
Brooks Macdonald Group PLC	474	14,712
Bytes Technology Group PLC	60,003	371,024
Camellia PLC	87	7,404
Capita PLC (A)	486,752	182,279
Capricorn Energy PLC (A)	199,866	591,738
Card Factory PLC (A)	136,843	89,853
CareTech Holdings PLC	20,899	164,007
Carillion PLC (A)(C)	114,263	14,700
Carr’s Group PLC	23,815	49,868
Castings PLC	13,200	59,310
Cazoo Group, Ltd. (A)	33,834	119,434
Central Asia Metals PLC	46,495	130,440
CentralNic Group PLC (A)	18,817	33,701
89	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Centrica PLC (A)	1,284,155	$1,322,673
Chemring Group PLC	105,376	430,866
Chesnara PLC	61,626	232,018
Cineworld Group PLC (A)	37,162	19,809
Circassia Group PLC (A)	16,959	8,868
Clarkson PLC	11,288	502,516
Clinigen Group PLC	22,321	274,271
Clipper Logistics PLC	32,137	386,092
Close Brothers Group PLC	56,404	881,236
CLS Holdings PLC	66,976	182,839
CMC Markets PLC (D)	55,565	173,690
Coats Group PLC	416,237	339,214
Computacenter PLC	31,352	1,147,610
Concentric AB	14,062	317,751
ContourGlobal PLC (D)	45,152	113,987
Costain Group PLC (A)	45,591	26,233
Countryside Partnerships PLC (A)(D)	175,954	713,612
Cranswick PLC	18,707	878,160
Crest Nicholson Holdings PLC	107,888	442,803
Currys PLC	375,642	471,580
CVS Group PLC	18,950	426,150
De La Rue PLC (A)	64,689	97,888
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	66,965	182,393
DFS Furniture PLC	64,239	188,448
Dialight PLC (A)(B)	10,395	46,457
Dignity PLC (A)(B)	21,252	144,295
Diploma PLC	23,373	829,398
DiscoverIE Group PLC	29,764	319,188
Domino’s Pizza Group PLC	152,900	746,186
dotdigital Group PLC	58,741	117,827
Drax Group PLC	146,125	1,378,662
Dunelm Group PLC	32,552	524,403
DWF Group PLC (D)	21,756	33,362
EKF Diagnostics Holdings PLC	106,847	69,130
Elementis PLC (A)	199,175	343,122
EMIS Group PLC	18,782	309,840
Energean PLC (A)	29,037	400,129
EnQuest PLC (A)	492,057	142,782
Epwin Group PLC	19,976	27,429
Ergomed PLC (A)	9,104	142,203
Esken, Ltd. (A)	117,527	18,822
Essentra PLC	113,656	462,970
Euromoney Institutional Investor PLC	44,560	535,937
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	90

	Shares	Value
United Kingdom (continued)
FD Technologies PLC (A)	4,186	$85,183
FDM Group Holdings PLC	28,133	314,879
Fevertree Drinks PLC	35,610	897,620
Firstgroup PLC (A)	179,811	240,584
Forterra PLC (D)	82,151	265,669
Foxtons Group PLC	98,524	45,368
Frasers Group PLC (A)	81,359	688,026
Frontier Developments PLC (A)	4,607	80,588
Fuller Smith & Turner PLC, Class A	10,874	103,941
Funding Circle Holdings PLC (A)(D)	33,089	33,168
Future PLC	6,734	238,284
Galliford Try Holdings PLC	47,040	108,520
Games Workshop Group PLC	7,853	787,771
Gamma Communications PLC	13,529	265,895
GB Group PLC	9,336	70,386
Gem Diamonds, Ltd.	43,118	27,674
Genel Energy PLC	61,282	113,841
Genuit Group PLC	85,251	584,860
Genus PLC	1,638	72,142
Gooch & Housego PLC	2,166	29,259
Goodwin PLC	1,823	75,923
Grainger PLC	242,462	905,181
Greggs PLC	36,911	1,269,170
Gulf Keystone Petroleum, Ltd.	90,739	237,654
H&T Group PLC	64	245
Halfords Group PLC	66,664	247,700
Harworth Group PLC	3,804	8,775
Hays PLC	559,083	1,017,426
Headlam Group PLC	33,700	176,916
Helical PLC	46,367	262,193
Helios Towers PLC (A)	163,797	320,345
Henry Boot PLC	36,616	145,505
Hill & Smith Holdings PLC	32,854	621,933
Hilton Food Group PLC	22,985	329,676
Hollywood Bowl Group PLC (A)	46,019	139,594
HomeServe PLC	1,638	14,792
Hunting PLC	55,986	174,481
Hyve Group PLC (A)	76,614	68,887
Ibstock PLC (D)	154,024	366,583
IDOX PLC	26,060	23,042
IG Group Holdings PLC	111,138	1,161,450
IMI PLC	74,390	1,457,321
Impax Asset Management Group PLC	18,757	243,962
Inchcape PLC	145,142	1,451,762
91	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Indivior PLC (A)	204,919	$771,077
IntegraFin Holdings PLC	61,443	352,981
International Personal Finance PLC	112,833	168,871
iomart Group PLC	31,934	67,345
IP Group PLC	310,107	385,354
IQE PLC (A)	17,476	9,912
J.D. Wetherspoon PLC (A)	29,287	341,251
James Fisher & Sons PLC (A)	19,159	102,083
James Halstead PLC	55,252	188,236
JET2 PLC (A)	29,187	497,946
John Menzies PLC (A)	26,768	202,352
John Wood Group PLC (A)	178,311	432,506
Johnson Service Group PLC (A)	88,694	187,850
Joules Group PLC (A)	1,304	1,014
Jupiter Fund Management PLC	169,823	484,271
Just Group PLC (A)	425,359	477,567
Kainos Group PLC	25,158	514,931
Keller Group PLC	29,549	312,690
Kier Group PLC (A)(B)	111,930	139,399
Kin & Carta PLC (A)	65,800	227,584
Lancashire Holdings, Ltd.	86,022	541,637
Learning Technologies Group PLC	161,203	379,256
Liontrust Asset Management PLC	16,912	341,971
Lookers PLC (A)	168,184	196,158
LSL Property Services PLC	33,235	171,272
Luceco PLC (D)	36,040	118,947
M&C Saatchi PLC (A)	32	73
Macfarlane Group PLC	20,840	36,360
Man Group PLC	559,207	1,440,095
Marks & Spencer Group PLC (A)	389,925	908,824
Marshalls PLC	72,550	617,831
Marston’s PLC (A)	244,595	253,658
McBride PLC (A)	58,943	35,275
Mears Group PLC	41,935	113,138
Medica Group PLC	4,810	8,971
Meggitt PLC (A)	160,510	1,616,661
Metro Bank PLC (A)	2,940	3,556
Micro Focus International PLC	52,202	271,318
Midwich Group PLC	2,530	19,281
Mitchells & Butlers PLC (A)	140,848	445,855
Mitie Group PLC	489,675	366,007
MJ Gleeson PLC	19,340	171,522
Moneysupermarket.com Group PLC	173,036	485,275
Morgan Advanced Materials PLC	109,524	445,090
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	92

	Shares	Value
United Kingdom (continued)
Morgan Sindall Group PLC	15,566	$481,424
Morses Club PLC	5,182	945
Mortgage Advice Bureau Holdings, Ltd.	9,104	139,929
Motorpoint group PLC (A)	20,167	77,449
MP Evans Group PLC	6,022	65,160
N. Brown Group PLC (A)	58,390	29,114
Naked Wines PLC (A)	2,243	12,721
National Express Group PLC (A)	190,812	606,383
NCC Group PLC	114,776	288,958
Next Fifteen Communications Group PLC	21,334	351,451
Nichols PLC	1,774	33,898
Ninety One PLC	75,951	251,393
Norcros PLC	22,835	81,304
Numis Corp. PLC	26,686	91,995
On the Beach Group PLC (A)(D)	44,954	170,647
OSB Group PLC	93,987	628,075
Oxford Biomedica PLC (A)	16,239	160,960
Oxford Instruments PLC	21,779	766,120
Pagegroup PLC	118,349	899,348
Pan African Resources PLC	407,545	118,670
Pantheon Resources PLC (A)	33,186	63,157
Paragon Banking Group PLC	105,436	709,908
PayPoint PLC	22,715	182,065
Pendragon PLC (A)	507,217	143,326
Pennon Group PLC	71,796	997,868
Petrofac, Ltd. (A)	125,282	179,865
Pets at Home Group PLC	179,710	868,790
Pharos Energy PLC (A)	103,615	37,283
Photo-Me International PLC (A)	110,712	107,706
Polar Capital Holdings PLC	22,271	168,959
Porvair PLC	10,112	88,033
Premier Foods PLC	275,473	405,541
Provident Financial PLC (A)	82,094	316,861
Purplebricks Group PLC (A)	17,199	3,984
PZ Cussons PLC	89,165	250,997
QinetiQ Group PLC	201,352	783,188
Quilter PLC (D)	639,531	1,112,250
Rank Group PLC (A)	69,151	146,751
Rathbones Group PLC	19,807	436,397
Reach PLC	142,054	433,910
Record PLC	16,553	16,399
Redcentric PLC	1,167	1,829
Redde Northgate PLC	71,007	360,376
Redrow PLC	99,138	755,783
93	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Renew Holdings PLC	14,922	$135,923
Renewi PLC (A)	32,464	267,082
Renishaw PLC	3,159	198,429
Ricardo PLC	20,401	118,689
River & Mercantile Group PLC	4,888	18,030
RM PLC	12,019	25,729
Robert Walters PLC	18,372	157,002
Rotork PLC	307,076	1,258,388
Royal Mail PLC	69,040	362,846
RPS Group PLC	86,944	111,615
RWS Holdings PLC	12,808	78,682
S&U PLC	1,096	38,299
Sabre Insurance Group PLC (D)	56,606	156,791
Saga PLC (A)	41,405	155,085
Savannah Energy PLC (A)	69,550	24,811
Savills PLC	53,076	905,890
ScS Group PLC	4,496	11,651
Senior PLC (A)	155,861	292,019
Serco Group PLC	127,232	226,583
Serica Energy PLC	43,799	162,851
Severfield PLC	117,388	107,124
SIG PLC (A)	310,116	159,934
Smart Metering Systems PLC	31,518	303,408
Smiths News PLC	42,303	18,860
Softcat PLC	27,709	579,973
Spectris PLC	7,905	297,012
Speedy Hire PLC	222,589	156,074
Spire Healthcare Group PLC (A)(D)	99,139	308,436
Spirent Communications PLC	202,832	663,659
Sportech PLC (A)	8,795	4,191
SSP Group PLC (A)	210,302	781,909
Stagecoach Group PLC (A)	144,385	166,111
SThree PLC	43,418	257,891
Stolt-Nielsen, Ltd.	5,746	102,919
Studio Retail Group PLC (A)(C)	18,987	29,292
STV Group PLC	8,849	37,789
Superdry PLC (A)	17,005	44,646
Synthomer PLC	127,600	491,675
Tate & Lyle PLC	149,764	1,503,412
Tatton Asset Management PLC	9,513	59,032
TClarke PLC	22,432	41,967
Ted Baker PLC (A)	28,648	39,193
Telecom Plus PLC	23,239	451,805
The Go-Ahead Group PLC (A)	17,259	152,881
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	94

	Shares	Value
United Kingdom (continued)
The Gym Group PLC (A)(D)	50,921	$143,882
The Parkmead Group PLC (A)	14,125	7,941
The Restaurant Group PLC (A)	170,186	221,827
The Vitec Group PLC	13,617	215,861
Topps Tiles PLC	62,375	50,043
TORM PLC, Class A (A)	11,033	89,384
TP ICAP Group PLC	283,592	453,585
Travis Perkins PLC	67,649	1,313,247
Treatt PLC	10,188	133,056
Trellus Health PLC (A)	6,575	2,602
Tribal Group PLC	8,089	9,858
Trifast PLC	32,876	59,815
TT Electronics PLC	72,532	208,328
Tullow Oil PLC (A)	630,952	454,147
Tyman PLC	37,430	172,129
ULS Technology PLC (A)	8,708	8,914
Ultra Electronics Holdings PLC	25,811	1,102,420
Vertu Motors PLC	137,576	110,909
Vesuvius PLC	82,580	438,761
Victrex PLC	29,925	774,928
Virgin Money UK PLC	297,504	736,279
Vistry Group PLC	80,821	1,087,117
Vivo Energy PLC (D)	95,420	171,710
Volex PLC	43,306	168,298
Volution Group PLC	53,736	358,448
Vp PLC	3,980	48,299
Watches of Switzerland Group PLC (A)(D)	49,115	786,881
Watkin Jones PLC	58,107	188,831
WH Smith PLC (A)	27,141	587,246
Wickes Group PLC	89,428	217,922
Wilmington PLC	8,311	26,056
Wincanton PLC	48,344	230,910
Xaar PLC (A)	24,649	67,247
Young & Company’s Brewery PLC	1,071	10,748
Young & Company’s Brewery PLC, Class A	5,978	116,908
Zotefoams PLC	1,955	9,267
United States 0.5%		4,109,764
Argonaut Gold, Inc. (A)	105,540	192,345
Arko Corp. (A)	7,296	60,925
Atlantic Sapphire ASA (A)	1,886	6,677
Aura Minerals, Inc.	700	6,832
Burford Capital, Ltd.	47,843	464,946
Diversified Energy Company PLC	225,432	355,164
95	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Energy Fuels, Inc. (A)(B)	20,569	$169,258
Frontage Holdings Corp. (A)(D)	84,000	38,918
Invesque, Inc. (A)(B)	13,800	22,218
Primo Water Corp.	48,961	711,914
PureTech Health PLC (A)	59,300	174,984
REC Silicon ASA (A)	90,960	161,258
Reliance Worldwide Corp., Ltd.	156,499	526,230
Samsonite International SA (A)(D)	7,800	17,465
Sims, Ltd.	63,065	840,112
SunOpta, Inc. (A)	29,045	154,907
SunOpta, Inc. (New York Stock Exchange) (A)(B)	2,100	11,193
Viemed Healthcare, Inc. (A)	1,216	4,669

Vobile Group, Ltd. (A)(B)	258,000	189,749
Preferred securities 0.4%		$2,895,527
(Cost $2,239,300)
Germany 0.4%		2,895,527
Biotest AG (A)	6,823	275,411
Draegerwerk AG & Company KGaA	3,474	196,812
Fuchs Petrolub SE	23,684	935,774
Jungheinrich AG (B)	18,475	666,166
Sixt SE	5,859	477,774
STO SE & Company KGaA	1,084	247,419
Villeroy & Boch AG	3,600	96,171
Warrants 0.0%		$13,245
(Cost $0)
Cenovus Energy, Inc. (Expiration Date: 1-1-26; Strike Price: CAD 6.54) (A)	891	9,420
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	2,119	201
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	3,624
Rights 0.0%		$510
(Cost $0)
Develop Global, Ltd. (Expiration Date: 3-8-22; Strike Price: AUD 3.30) (A)	657	19
Gold Peak Industries Holdings, Ltd. (Expiration Date: 3-23-22; Strike Price: HKD 0.62) (A)	15,000	58
Integral Diagnostics, Ltd. (Expiration Date: 3-15-22; Strike Price: AUD 3.44) (A)	6,517	379
NZX, Ltd. (Expiration Date: 3-14-22; Strike Price: NZD 1.42) (A)	7,957	54

	Yield (%)	Shares	Value
Short-term investments 3.3%			$26,556,949
(Cost $26,553,985)
Short-term funds 3.3%			26,556,949
John Hancock Collateral Trust (F)	0.0896(G)	2,655,297	26,556,949

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	96

Total investments (Cost $695,987,238) 102.3%	$823,424,544
Other assets and liabilities, net (2.3%)	(18,150,774)
Total net assets 100.0%	$805,273,770

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
NZD	New Zealand Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-22.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-22.
97	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	29	Long	Mar 2022	$3,295,725	$3,131,275	$(164,450)
						$(164,450)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-22, the aggregate cost of investments for federal income tax purposes was $710,031,747. Net unrealized appreciation aggregated to $113,228,347, of which $204,901,189 related to gross unrealized appreciation and $91,672,842 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	98

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: March 11, 2022

/s/ Charles A. Rizzo

___________________

Charles A. Rizzo Chief Financial Officer

Date: March 11, 2022